UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2016

Date of reporting period: November 30, 2015

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.36%

ADVERTISING — 0.03%
WPP Finance 2010
5.63%, 11/15/43	$220	$226,149

		226,149
AEROSPACE & DEFENSE — 1.59%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	335	307,126
3.50%, 03/01/45 (Call 09/01/44)	400	363,155
6.88%, 03/15/39	270	374,149
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	454	415,826
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	45	45,225
3.60%, 03/01/35 (Call 09/01/34)	478	431,016
3.80%, 03/01/45 (Call 09/01/44)	350	309,346
4.07%, 12/15/42	1,241	1,147,152
4.50%, 05/15/36	535	544,963
4.70%, 05/15/46 (Call 11/15/45)	325	334,045
4.85%, 09/15/41	508	523,189
Series B
6.15%, 09/01/36	175	210,493
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	88,429
4.75%, 06/01/43	420	429,157
5.05%, 11/15/40	390	412,331
Northrop Grumman Systems Corp.
7.75%, 02/15/31	400	529,409
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	215	213,948
4.70%, 12/15/41	420	448,257
4.88%, 10/15/40	190	208,136
7.20%, 08/15/27	150	198,837
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	250	268,398
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)[a]	25	23,857
4.50%, 06/01/42	3,350	3,371,058
5.70%, 04/15/40	305	358,855
6.05%, 06/01/36	175	211,352
6.70%, 08/01/28	775	989,398

		12,757,107
AGRICULTURE — 1.19%
Altria Group Inc.
4.25%, 08/09/42	500	455,377
5.38%, 01/31/44	1,620	1,736,928
9.95%, 11/10/38	177	285,533
10.20%, 02/06/39	135	222,685
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	630	596,560
4.54%, 03/26/42	373	383,771
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	300	299,036

Security	Principal (000s)	Value

Philip Morris International Inc.
4.13%, 03/04/43	$200	$190,410
4.25%, 11/10/44[a]	1,800	1,741,882
4.88%, 11/15/43	225	238,366
6.38%, 05/16/38	636	794,125
Reynolds American Inc.
4.75%, 11/01/42	200	191,517
5.70%, 08/15/35 (Call 02/15/35)	300	327,684
5.85%, 08/15/45 (Call 02/15/45)	1,060	1,178,359
6.15%, 09/15/43	350	398,592
7.25%, 06/15/37	403	491,400

		9,532,225
AIRLINES — 0.41%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	188	187,423
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,643	1,606,122
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26	420	414,015
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	1,090	1,098,175

		3,305,735
APPAREL — 0.18%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	232,524
3.88%, 11/01/45 (Call 05/01/45)	720	694,688
VF Corp.
6.00%, 10/15/33	150	181,584
6.45%, 11/01/37	250	322,454

		1,431,250
AUTO MANUFACTURERS — 0.70%
Daimler Finance North America LLC
8.50%, 01/18/31	538	772,325
Ford Motor Co.
4.75%, 01/15/43[a]	1,000	955,994
6.38%, 02/01/29	350	402,602
7.40%, 11/01/46	100	127,203
7.45%, 07/16/31	1,300	1,626,303
General Motors Co.
5.20%, 04/01/45[a]	750	712,207
6.25%, 10/02/43	950	1,015,559

		5,612,193
AUTO PARTS & EQUIPMENT — 0.13%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	164,722
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	318,475
6.00%, 01/15/36	525	546,926

		1,030,123

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BANKS — 8.54%
Bank of America Corp.
4.25%, 10/22/26	$2,100	$2,101,877
4.88%, 04/01/44[a]	1,300	1,366,967
5.00%, 01/21/44	1,075	1,147,843
5.88%, 02/07/42[a]	570	675,116
6.11%, 01/29/37	950	1,096,268
7.75%, 05/14/38	900	1,239,336
Bank One Corp.
7.63%, 10/15/26	70	89,904
8.00%, 04/29/27	318	420,864
Barclays PLC
5.25%, 08/17/45	810	831,019
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	500	510,286
Citigroup Inc.
4.30%, 11/20/26	1,900	1,900,102
4.45%, 09/29/27	1,750	1,750,026
4.65%, 07/30/45	1,150	1,164,921
4.95%, 11/07/43	450	474,662
5.30%, 05/06/44	550	576,649
5.88%, 01/30/42	720	840,621
6.13%, 08/25/36	540	621,674
6.63%, 06/15/32	675	805,960
6.68%, 09/13/43	275	338,970
6.88%, 02/15/98	75	96,103
8.13%, 07/15/39	485	706,935
Comerica Inc.
3.80%, 07/22/26	250	245,283
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	250	284,472
5.25%, 08/04/45	750	787,234
5.75%, 12/01/43	850	959,527
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[b]	750	749,477
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	505,410
Fifth Third Bancorp
8.25%, 03/01/38	450	645,015
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	850	859,500
4.80%, 07/08/44 (Call 01/08/44)[a]	1,850	1,858,647
5.15%, 05/22/45	500	497,040
5.95%, 01/15/27	1,100	1,241,472
6.13%, 02/15/33[a]	1,030	1,226,241
6.25%, 02/01/41	1,300	1,562,946
6.45%, 05/01/36	540	624,316
6.75%, 10/01/37	2,525	3,028,557
HSBC Bank PLC
7.65%, 05/01/25	100	127,323
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,500	1,697,853
HSBC Holdings PLC
5.25%, 03/14/44	500	525,069
6.10%, 01/14/42	400	502,079
6.50%, 05/02/36	1,000	1,205,061
6.50%, 09/15/37	1,455	1,764,649
6.80%, 06/01/38	600	754,434
7.63%, 05/17/32	400	509,017
JPMorgan Chase & Co.
4.13%, 12/15/26	1,800	1,816,813
4.25%, 10/01/27	1,000	1,007,426

Security	Principal (000s)	Value

4.85%, 02/01/44[a]	$1,625	$1,742,505
4.95%, 06/01/45	700	706,597
5.40%, 01/06/42	330	375,359
5.50%, 10/15/40	500	574,404
5.60%, 07/15/41	680	793,110
5.63%, 08/16/43	670	739,970
6.40%, 05/15/38	795	1,007,161
KfW
0.00%, 04/18/36	1,300	680,715
0.00%, 06/29/37	980	494,013
Morgan Stanley
3.95%, 04/23/27	1,100	1,076,312
4.30%, 01/27/45[a]	1,400	1,350,446
4.35%, 09/08/26	440	446,820
6.38%, 07/24/42	1,331	1,674,980
7.25%, 04/01/32	925	1,220,841
Regions Financial Corp.
7.38%, 12/10/37[a]	400	504,106
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	100	100,005
UBS AG/Stamford CT
7.75%, 09/01/26	200	255,506
Wachovia Corp.
5.50%, 08/01/35	410	457,430
6.55%, 10/15/35	150	182,294
Wells Fargo & Co.
3.90%, 05/01/45	1,100	1,014,945
4.10%, 06/03/26	1,108	1,123,202
4.30%, 07/22/27	1,150	1,178,659
4.65%, 11/04/44	2,180	2,132,635
4.90%, 11/17/45	590	601,266
5.38%, 02/07/35	330	376,033
5.38%, 11/02/43	100	107,991
5.61%, 01/15/44[a]	2,206	2,460,617
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	843,380
Wells Fargo Capital X
5.95%, 12/01/86	386	393,004

		68,355,270
BEVERAGES — 1.43%
Anheuser-Busch Companies LLC
6.45%, 09/01/37	200	236,705
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	45,308
4.63%, 02/01/44[a]	350	351,390
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,376	1,201,403
6.38%, 01/15/40	300	357,444
8.00%, 11/15/39	250	351,841
8.20%, 01/15/39	926	1,321,314
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	300	274,649
4.50%, 07/15/45 (Call 01/15/45)	104	107,442
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	267,248
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	125	116,123
5.88%, 09/30/36	802	951,308
Diageo Investment Corp.
4.25%, 05/11/42	242	238,614
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	440	432,915
7.45%, 05/01/38	215	287,310

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[a]	$500	$453,651
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	430	414,753
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	1,400	1,882,230
PepsiCo Inc.
3.60%, 08/13/42	542	490,124
4.00%, 03/05/42	175	168,663
4.25%, 10/22/44 (Call 04/22/44)[a]	500	495,923
4.60%, 07/17/45 (Call 01/17/45)[a]	423	443,271
4.88%, 11/01/40	240	257,166
5.50%, 01/15/40[a]	230	266,635

		11,413,430
BIOTECHNOLOGY — 1.47%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	500	461,293
4.95%, 10/01/41	369	366,351
5.15%, 11/15/41 (Call 05/15/41)	1,100	1,118,911
5.38%, 05/15/43 (Call 11/15/42)	1,575	1,662,040
5.75%, 03/15/40	150	164,602
6.38%, 06/01/37	700	815,802
6.40%, 02/01/39	205	240,985
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	880	883,979
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	250	234,786
5.00%, 08/15/45 (Call 02/15/45)	1,050	1,043,590
5.25%, 08/15/43	400	405,876
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,313,704
4.60%, 09/01/35 (Call 03/01/35)	500	507,706
4.75%, 03/01/46 (Call 09/01/45)	1,550	1,567,420
4.80%, 04/01/44 (Call 10/01/43)	645	652,975
5.65%, 12/01/41 (Call 06/01/41)	260	292,334

		11,732,354
BUILDING MATERIALS — 0.06%
Owens Corning
7.00%, 12/01/36	450	503,367

		503,367
CHEMICALS — 1.66%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	75	64,844
4.90%, 06/01/43 (Call 12/01/42)	275	251,771
5.25%, 01/15/45 (Call 07/15/44)	375	361,476
6.13%, 01/15/41 (Call 07/15/40)	255	271,004
7.13%, 05/23/36	100	119,136
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	250	240,864
CF Industries Inc.
4.95%, 06/01/43	300	262,216
5.15%, 03/15/34	650	601,365
5.38%, 03/15/44[a]	225	208,842
Dow Chemical Co. (The)

Security	Principal (000s)	Value

4.25%, 10/01/34 (Call 04/01/34)	$1,050	$958,250
4.63%, 10/01/44 (Call 04/01/44)	400	366,405
5.25%, 11/15/41 (Call 05/15/41)	510	499,419
7.38%, 11/01/29	165	206,430
9.40%, 05/15/39	455	665,115
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[a]	450	414,492
4.80%, 09/01/42 (Call 03/01/42)	315	296,911
Ecolab Inc.
5.50%, 12/08/41	320	353,113
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	500	443,990
4.90%, 01/15/41	485	474,727
Lubrizol Corp.
6.50%, 10/01/34	100	126,702
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	450	430,392
5.25%, 07/15/43	220	220,327
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	750	639,602
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)[a]	250	201,839
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)[a]	300	227,689
3.95%, 04/15/45 (Call 10/15/44)	275	220,033
4.20%, 07/15/34 (Call 01/15/34)	559	498,985
4.40%, 07/15/44 (Call 01/15/44)[a]	875	753,939
Series 1
5.50%, 07/30/35	100	100,599
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	200	203,399
5.63%, 11/15/43 (Call 05/15/43)	470	471,667
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	504	541,201
5.88%, 12/01/36	85	93,091
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)[a]	250	251,715
3.55%, 11/07/42 (Call 05/07/42)	450	401,124
Rohm & Haas Co.
7.85%, 07/15/29	200	256,516
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	332,267
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	250	223,593

		13,255,050
COMMERCIAL SERVICES — 0.54%
Catholic Health Initiatives
4.35%, 11/01/42	525	486,550
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	300	285,891
Massachusetts Institute of Technology
4.68%, 07/01/14	500	508,437
5.60%, 07/01/11	415	504,103
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)[b]	500	506,466
Northwestern University
3.69%, 12/01/38	250	247,782
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	291	296,383
Princeton University
5.70%, 03/01/39	369	474,609

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Tufts University Series 2012
5.02%, 04/15/12	$250	$253,373
University of Southern California
5.25%, 10/01/11[a]	250	281,887
Western Union Co. (The)
6.20%, 11/17/36[a]	307	303,468
6.20%, 06/21/40	150	142,759

		4,291,708
COMPUTERS — 1.12%
Apple Inc.
3.45%, 02/09/45[a]	2,220	1,904,745
3.85%, 05/04/43	615	568,859
4.38%, 05/13/45	1,000	1,004,219
4.45%, 05/06/44	550	558,067
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	250	242,771
6.35%, 10/15/45 (Call 04/15/45)[a,b]	250	240,623
HP Enterprise Services LLC
7.45%, 10/15/29	370	453,624
HP Inc.
6.00%, 09/15/41	678	626,313
International Business Machines Corp.
4.00%, 06/20/42[a]	388	357,015
5.60%, 11/30/39	427	490,742
5.88%, 11/29/32	300	360,634
6.22%, 08/01/27	1,050	1,303,408
6.50%, 01/15/28	250	317,609
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	450	366,381
5.75%, 12/01/34 (Call 06/01/34)[b]	250	193,527

		8,988,537
COSMETICS & PERSONAL CARE — 0.32%
Colgate-Palmolive Co.
4.00%, 08/15/45	250	250,015
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	180,180
6.00%, 05/15/37	400	483,291
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	59,120
5.55%, 03/05/37	994	1,197,246
5.80%, 08/15/34[a]	120	147,362
6.45%, 01/15/26	175	225,253

		2,542,467
DISTRIBUTION & WHOLESALE — 0.08%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	639	665,259

		665,259
DIVERSIFIED FINANCIAL SERVICES — 1.96%
American Express Co.
4.05%, 12/03/42	487	460,268
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	90	90,995
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	450	510,113

Security	Principal (000s)	Value

Credit Suisse USA Inc.
7.13%, 07/15/32	$450	$577,966
GE Capital International Funding Co.
4.42%, 11/15/35[b]	5,599	5,709,699
General Electric Capital Corp.
5.88%, 01/14/38	808	992,468
6.15%, 08/07/37	329	416,457
6.88%, 01/10/39	1,240	1,695,815
Series A
6.75%, 03/15/32	2,431	3,180,801
Goldman Sachs Capital I
6.35%, 02/15/34	400	469,094
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	80	80,986
Invesco Finance PLC
3.75%, 01/15/26	110	111,193
Jefferies Group LLC
6.25%, 01/15/36	550	528,717
6.45%, 06/08/27	260	273,623
Legg Mason Inc.
5.63%, 01/15/44	200	205,012
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	255	353,461

		15,656,668
ELECTRIC — 9.22%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	584	530,855
3.85%, 12/01/42	50	46,281
4.15%, 08/15/44 (Call 02/15/44)	400	386,977
6.00%, 03/01/39	115	137,845
6.13%, 05/15/38	505	612,164
Series 11-C
5.20%, 06/01/41	900	995,089
Ameren Corp.
3.65%, 02/15/26	210	211,073
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	200	191,469
6.38%, 04/01/36	750	878,575
7.00%, 04/01/38	305	383,155
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	125	128,291
4.70%, 01/15/44 (Call 07/15/43)	500	528,007
5.50%, 09/01/35	150	170,557
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,328,507
5.15%, 11/15/43 (Call 05/15/43)	975	1,050,245
5.95%, 05/15/37	450	522,195
6.13%, 04/01/36	1,019	1,204,869
6.50%, 09/15/37	180	221,912
8.48%, 09/15/28	196	275,472
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	664	595,197
4.50%, 04/01/44 (Call 10/01/43)	325	338,207
Cleco Power LLC
6.00%, 12/01/40	275	309,778
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	462,155
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,550	1,403,303
3.80%, 10/01/42 (Call 04/01/42)	100	92,391

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.70%, 01/15/44 (Call 07/15/43)	$450	$475,207
5.90%, 03/15/36	500	599,978
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	250	251,232
6.35%, 06/01/36	150	188,784
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	230	215,408
4.45%, 03/15/44 (Call 09/15/43)	500	505,618
4.50%, 12/01/45 (Call 06/01/45)	250	254,960
5.50%, 12/01/39	190	217,123
5.70%, 06/15/40	410	480,653
Series 05-A
5.30%, 03/01/35	50	55,116
Series 06-A
5.85%, 03/15/36	325	382,022
Series 06-B
6.20%, 06/15/36	450	545,051
Series 06-E
5.70%, 12/01/36	530	609,583
Series 08-B
6.75%, 04/01/38	332	429,882
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)	75	72,802
4.10%, 11/15/45 (Call 05/15/45)	250	250,020
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	600	562,728
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)	325	315,026
6.30%, 03/15/33	275	317,793
7.00%, 06/15/38	600	733,298
Series B
5.95%, 06/15/35	350	395,897
Series F
5.25%, 08/01/33	300	314,135
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	205	187,508
3.95%, 06/15/42 (Call 12/15/41)	150	143,584
5.70%, 10/01/37	215	256,336
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	192,915
6.63%, 06/01/36	200	260,361
DTE Energy Co.
6.38%, 04/15/33	130	157,928
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	683	633,547
4.00%, 09/30/42 (Call 03/30/42)	774	748,061
4.25%, 12/15/41 (Call 06/15/41)[a]	330	331,568
5.30%, 02/15/40	245	281,642
6.05%, 04/15/38	630	782,227
6.10%, 06/01/37	250	300,884
6.45%, 10/15/32	75	91,660
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	262,153
6.35%, 09/15/37	200	255,293
6.40%, 06/15/38	235	302,983
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	88,759
6.45%, 04/01/39	650	837,546
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	380	373,402
4.10%, 03/15/43 (Call 09/15/42)	125	122,590
4.15%, 12/01/44 (Call 06/01/44)	960	948,925
4.20%, 08/15/45 (Call 02/15/45)	389	387,723

Security	Principal (000s)	Value

4.38%, 03/30/44 (Call 09/30/43)	$350	$358,276
6.30%, 04/01/38	250	319,214
El Paso Electric Co.
6.00%, 05/15/35	150	173,022
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	250	245,474
Exelon Corp.
4.95%, 06/15/35 (Call 12/02/15)	250	250,935
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	1,128	1,087,355
6.25%, 10/01/39	355	369,857
FirstEnergy Solutions Corp.
6.80%, 08/15/39	353	344,865
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	94,664
4.05%, 06/01/42 (Call 12/01/41)	930	915,235
4.05%, 10/01/44 (Call 04/01/44)	837	823,056
4.13%, 02/01/42 (Call 08/01/41)	540	536,183
4.95%, 06/01/35	200	220,700
5.25%, 02/01/41 (Call 08/01/40)	100	114,861
5.65%, 02/01/37	96	115,094
5.69%, 03/01/40	87	105,401
5.95%, 02/01/38	181	224,008
Georgia Power Co.
4.30%, 03/15/42	439	401,526
5.40%, 06/01/40	315	330,429
Series 07-A
5.65%, 03/01/37	100	107,764
Series 10-C
4.75%, 09/01/40	69	67,045
Hydro-Quebec
9.50%, 11/15/30	200	323,854
Iberdrola International BV
6.75%, 07/15/36	375	461,625
Jersey Central Power & Light Co.
6.15%, 06/01/37	175	189,256
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	238	257,979
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	270,143
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	102,600
5.13%, 11/01/40 (Call 05/01/40)	239	268,645
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	100	101,921
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	100	100,005
4.40%, 10/15/44 (Call 04/15/44)	225	229,799
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	350	269,493
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	585	656,527
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	450	460,471
5.25%, 02/15/43 (Call 08/15/42)	325	352,044
5.80%, 02/01/42 (Call 08/01/41)	250	286,675
5.95%, 06/15/41 (Call 12/15/40)	295	341,777
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	700	618,877
4.00%, 08/15/45 (Call 02/15/45)	85	82,840
4.85%, 08/15/40 (Call 02/15/40)	430	474,319
5.25%, 07/15/35	50	57,336

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.25%, 06/01/36	$100	$127,198
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	200	203,233
5.50%, 03/15/40	200	232,635
Oglethorpe Power Corp.
4.55%, 06/01/44[a]	650	615,320
5.25%, 09/01/50	25	25,403
Ohio Edison Co.
6.88%, 07/15/36	350	411,323
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	600	551,695
4.55%, 03/15/44 (Call 09/15/43)	175	179,194
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	244,430
5.25%, 09/30/40	300	319,473
5.30%, 06/01/42 (Call 12/01/41)	330	356,971
7.25%, 01/15/33	400	505,402
7.50%, 09/01/38	325	437,380
Pacific Gas & Electric Co.
4.30%, 03/15/45 (Call 09/15/44)[a]	100	98,530
4.45%, 04/15/42 (Call 10/15/41)	450	450,713
4.50%, 12/15/41 (Call 06/15/41)	330	327,525
4.75%, 02/15/44 (Call 08/15/43)	493	514,830
5.13%, 11/15/43 (Call 05/15/43)	325	351,479
5.40%, 01/15/40	255	284,554
6.05%, 03/01/34	2,054	2,461,769
6.25%, 03/01/39	250	304,456
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	330	320,722
6.00%, 01/15/39	400	488,988
6.10%, 08/01/36	100	122,923
6.25%, 10/15/37	100	125,821
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	250	245,882
5.95%, 10/01/36	100	122,090
Pennsylvania Electric Co.
6.15%, 10/01/38	250	270,986
Potomac Electric Power Co.
6.50%, 11/15/37	175	223,515
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	600	601,890
5.00%, 03/15/44 (Call 09/15/43)	425	443,331
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	385	436,009
PSEG Power LLC
8.63%, 04/15/31	720	920,747
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	224	204,882
4.30%, 03/15/44 (Call 09/15/43)	770	785,147
6.25%, 09/01/37	49	62,658
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	150,066
4.05%, 05/01/45 (Call 11/01/44)	250	245,379
5.38%, 11/01/39[a]	100	116,465
5.80%, 05/01/37	205	250,057
Series I
4.00%, 06/01/44 (Call 12/01/43)	275	267,725
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	128,567
5.48%, 06/01/35	300	346,561
5.64%, 04/15/41 (Call 10/15/40)	480	573,418
5.76%, 10/01/39	120	144,902
5.80%, 03/15/40	125	151,928

Security	Principal (000s)	Value

6.72%, 06/15/36	$150	$196,105
7.02%, 12/01/27	300	395,144
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	151,885
4.50%, 08/15/40	304	316,520
5.35%, 05/15/35	125	143,087
5.35%, 05/15/40	75	86,850
6.13%, 09/15/37	100	124,831
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	233	223,514
4.50%, 06/01/64 (Call 12/01/63)	250	231,571
4.60%, 06/15/43 (Call 12/15/42)	100	99,236
5.10%, 06/01/65 (Call 12/01/64)	150	154,150
5.45%, 02/01/41 (Call 08/01/40)	565	622,127
6.05%, 01/15/38	248	288,113
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	100	95,597
4.05%, 03/15/42 (Call 09/15/41)	50	48,738
4.65%, 10/01/43 (Call 04/01/43)	275	293,625
5.50%, 03/15/40	242	287,559
5.63%, 02/01/36	75	88,538
6.00%, 01/15/34	255	312,840
6.05%, 03/15/39	150	187,618
Series 05-B
5.55%, 01/15/36	50	58,585
Series 05-E
5.35%, 07/15/35	525	605,183
Series 06-E
5.55%, 01/15/37	175	205,169
Series 08-A
5.95%, 02/01/38	764	940,523
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	237,901
Series C
3.60%, 02/01/45 (Call 08/01/44)	650	585,389
Southern Power Co.
5.15%, 09/15/41	200	191,743
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	750	647,559
6.20%, 03/15/40	140	162,389
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	50	51,532
6.00%, 10/01/36	550	650,861
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	302,702
4.35%, 05/15/44 (Call 11/15/43)	230	228,164
TransAlta Corp.
6.50%, 03/15/40	236	206,232
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	930	878,285
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	250,423
4.45%, 02/15/44 (Call 08/15/43)	104	107,373
8.88%, 11/15/38	774	1,217,425
Series A
6.00%, 05/15/37	275	340,104
Series B
6.00%, 01/15/36	250	306,860
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	324	320,174
4.25%, 12/01/45 (Call 06/01/45)	350	354,752
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	237,041

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.25%, 06/01/44 (Call 12/01/43)	$225	$225,759
4.30%, 12/15/45	195	198,295
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	750	731,441
6.38%, 08/15/37	135	172,040
Xcel Energy Inc.
6.50%, 07/01/36	50	61,565

		73,812,919
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	130	153,915

		153,915
ELECTRONICS — 0.28%
Honeywell International Inc.
5.38%, 03/01/41	791	929,375
5.70%, 03/15/37	180	216,048
Koninklijke Philips NV
5.00%, 03/15/42	524	501,844
6.88%, 03/11/38	340	392,402
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	202	215,772

		2,255,441
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	250	250,214

		250,214
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	675	757,574
6.09%, 03/15/35	50	58,238
6.20%, 03/01/40	25	29,582
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	505	471,834
4.10%, 03/01/45 (Call 09/01/44)[a]	325	301,989
6.13%, 11/30/39	200	239,796

		1,859,013
FOOD — 1.58%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	145	128,662
6.63%, 08/15/39	225	242,659
7.00%, 10/01/28	225	265,598
7.13%, 10/01/26	250	293,100
8.25%, 09/15/30	270	361,969
Delhaize Group
5.70%, 10/01/40	651	673,011
General Mills Inc.
5.40%, 06/15/40	500	550,692
Hershey Co. (The)
7.20%, 08/15/27	11	14,753
JM Smucker Co. (The)
4.25%, 03/15/35	750	735,497
4.38%, 03/15/45[a]	110	106,907

Security	Principal (000s)	Value

Kellogg Co. Series B
7.45%, 04/01/31	$595	$747,606
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,395,415
6.50%, 02/09/40	230	270,891
6.88%, 01/26/39	602	736,842
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	650	671,941
5.20%, 07/15/45 (Call 01/15/45)[b]	1,000	1,041,543
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	101,757
5.15%, 08/01/43 (Call 02/01/43)	250	260,493
5.40%, 07/15/40 (Call 01/15/40)	390	415,711
6.90%, 04/15/38[a]	448	556,960
7.50%, 04/01/31	225	285,578
Mondelez International Inc.
6.50%, 02/09/40	50	60,618
6.88%, 01/26/39	450	550,736
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)[a]	300	310,545
5.38%, 09/21/35	400	442,784
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	400	407,032
5.15%, 08/15/44 (Call 02/15/44)	250	260,289
Unilever Capital Corp.
5.90%, 11/15/32	585	750,365

		12,639,954
FOREST PRODUCTS & PAPER — 0.50%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	197,506
Georgia-Pacific LLC
7.75%, 11/15/29	640	842,844
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	250	246,897
4.80%, 06/15/44 (Call 12/15/43)	225	207,628
5.00%, 09/15/35 (Call 03/15/35)	50	49,752
5.15%, 05/15/46 (Call 11/15/45)	250	241,815
6.00%, 11/15/41 (Call 05/15/41)	775	822,289
7.30%, 11/15/39	300	360,090
8.70%, 06/15/38	225	302,997
MeadWestvaco Corp.
8.20%, 01/15/30	575	761,874

		4,033,692
GAS — 0.56%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	625	697,455
6.00%, 10/01/34	90	100,899
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	789	753,772
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	450	422,615
KeySpan Corp.
5.80%, 04/01/35	250	276,344
8.00%, 11/15/30	130	174,542
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	314	324,350
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	194,886

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Sempra Energy
6.00%, 10/15/39	$1,135	$1,295,663
Southern California Gas Co. Series KK
5.75%, 11/15/35	225	270,120

		4,510,646
HEALTH CARE — PRODUCTS — 1.14%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	485	490,013
4.88%, 05/15/44 (Call 11/15/43)	210	214,056
5.00%, 11/12/40	150	153,905
6.00%, 05/15/39	175	200,876
Boston Scientific Corp.
7.00%, 11/15/35	100	118,042
7.38%, 01/15/40	320	394,667
Covidien International Finance SA
6.55%, 10/15/37	380	483,374
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	275	258,456
4.38%, 03/15/35[a]	1,715	1,747,625
4.63%, 03/15/44 (Call 09/15/43)	414	428,874
4.63%, 03/15/45[a]	2,050	2,125,634
5.55%, 03/15/40	275	315,183
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	452	441,861
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	400	382,274
4.38%, 05/15/44 (Call 11/15/43)	135	134,467
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	345	326,048
4.45%, 08/15/45 (Call 02/15/45)	550	511,499
5.75%, 11/30/39	370	403,109

		9,129,963
HEALTH CARE — SERVICES — 1.60%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	233,613
4.50%, 05/15/42 (Call 11/15/41)	789	783,031
4.75%, 03/15/44 (Call 09/15/43)	350	358,202
6.63%, 06/15/36	300	365,673
6.75%, 12/15/37	264	333,566
Anthem Inc.
4.63%, 05/15/42	716	690,118
4.65%, 01/15/43	750	725,341
4.65%, 08/15/44 (Call 02/15/44)	225	216,388
4.85%, 08/15/54 (Call 02/15/54)[a]	175	167,649
5.10%, 01/15/44	175	178,970
6.38%, 06/15/37	475	560,570
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	253,032
5.88%, 03/15/41 (Call 09/15/40)	603	696,389
6.15%, 11/15/36	100	115,548
Dignity Health
4.50%, 11/01/42	100	94,776
5.27%, 11/01/64	250	257,509
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	295	285,096
4.95%, 10/01/44 (Call 04/01/44)	125	126,919
8.15%, 06/15/38	200	281,181

Security	Principal (000s)	Value

Kaiser Foundation Hospitals
4.88%, 04/01/42	$389	$408,305
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	375	342,825
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	250	236,218
Quest Diagnostics Inc.
5.75%, 01/30/40	250	260,010
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	275	268,497
4.38%, 03/15/42 (Call 09/15/41)	550	543,669
4.63%, 07/15/35	155	163,116
4.63%, 11/15/41 (Call 05/15/41)	180	184,785
4.75%, 07/15/45	850	894,692
5.70%, 10/15/40 (Call 04/15/40)	550	642,603
5.80%, 03/15/36[a]	690	813,634
5.95%, 02/15/41 (Call 08/15/40)	525	633,399
6.88%, 02/15/38	535	707,721

		12,823,045
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	68,457

		68,457
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43	150	148,269

		148,269
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
6.63%, 08/01/37	507	665,246

		665,246
INSURANCE — 3.55%
ACE INA Holdings Inc.
4.15%, 03/13/43	485	469,617
4.35%, 11/03/45 (Call 05/03/45)	835	835,067
Aflac Inc.
6.45%, 08/15/40	415	505,222
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	250	237,087
Allstate Corp. (The)
4.50%, 06/15/43	1,104	1,121,622
5.55%, 05/09/35	183	211,100
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,415	1,282,148
4.38%, 01/15/55 (Call 07/15/54)	150	132,346
4.50%, 07/16/44 (Call 01/16/44)	1,000	947,670
4.70%, 07/10/35 (Call 01/10/35)[a]	500	501,902
6.25%, 05/01/36	630	743,522
6.25%, 03/15/87	450	486,000
Aon Corp.
8.21%, 01/01/27	300	375,000
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	250	233,132
4.60%, 06/14/44 (Call 03/14/44)[a]	250	239,300
4.75%, 05/15/45 (Call 11/15/44)	230	225,372

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Arch Capital Group U.S. Inc.
5.14%, 11/01/43	$514	$519,677
Assurant Inc.
6.75%, 02/15/34	230	268,641
AXA SA
8.60%, 12/15/30	705	962,325
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	50	48,437
4.40%, 05/15/42[a]	309	303,336
5.75%, 01/15/40	340	399,395
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	850	847,392
Chubb Corp. (The)
6.00%, 05/11/37	460	561,528
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	125	144,284
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	250	239,549
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	545	631,018
6.10%, 10/01/41	165	196,570
6.63%, 03/30/40	159	198,531
Lincoln National Corp.
6.15%, 04/07/36	225	260,334
7.00%, 06/15/40	450	565,268
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	419	376,130
6.00%, 02/01/35[a]	150	170,967
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	80	80,071
5.88%, 08/01/33	200	231,408
MetLife Inc.
4.05%, 03/01/45[a]	1,155	1,070,979
4.13%, 08/13/42	625	591,607
4.60%, 05/13/46 (Call 12/13/45)	85	87,252
4.72%, 12/15/44	500	515,893
4.88%, 11/13/43	475	501,651
5.70%, 06/15/35	480	556,434
6.40%, 12/15/66 (Call 12/15/31)[a]	715	782,925
6.50%, 12/15/32	451	560,645
Principal Financial Group Inc.
4.35%, 05/15/43	500	465,908
6.05%, 10/15/36	150	172,391
Progressive Corp. (The)
3.70%, 01/26/45	250	222,555
4.35%, 04/25/44	250	248,002
6.25%, 12/01/32	280	341,577
Protective Life Corp.
8.45%, 10/15/39	240	315,962
Prudential Financial Inc.
4.60%, 05/15/44[a]	325	326,056
5.40%, 06/13/35	465	506,340
5.70%, 12/14/36	401	451,355
5.80%, 11/16/41	100	114,760
5.90%, 03/17/36	210	239,749
6.20%, 11/15/40	100	119,425
Series D
6.63%, 12/01/37	885	1,103,064
Travelers Companies Inc. (The)
5.35%, 11/01/40	310	354,325
6.25%, 06/15/37	743	930,717
6.75%, 06/20/36	50	65,387

Security	Principal (000s)	Value

Travelers Property Casualty Corp.
6.38%, 03/15/33	$104	$129,408
Trinity Acquisition PLC
6.13%, 08/15/43	200	216,174
Unum Group
5.75%, 08/15/42	250	274,729
Validus Holdings Ltd.
8.88%, 01/26/40	223	282,232
Voya Financial Inc.
5.70%, 07/15/43	240	277,745
WR Berkley Corp.
6.25%, 02/15/37	300	348,683
XLIT Ltd.
5.50%, 03/31/45[a]	600	568,310
6.25%, 05/15/27	75	87,975

		28,381,183
INTERNET — 0.29%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	600	576,737
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	525	548,051
4.95%, 12/05/44 (Call 06/05/44)	750	782,986
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	500	387,124

		2,294,898
IRON & STEEL — 0.38%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	200	190,163
6.40%, 12/01/37	275	300,814
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	106,354
Vale Overseas Ltd.
6.88%, 11/21/36[a]	1,830	1,363,677
6.88%, 11/10/39	815	599,251
8.25%, 01/17/34	387	336,542
Vale SA
5.63%, 09/11/42[a]	285	186,180

		3,082,981
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	150	149,407

		149,407
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	230	202,006

		202,006
MACHINERY — 0.46%
Caterpillar Inc.
3.80%, 08/15/42	945	850,062
4.30%, 05/15/44 (Call 11/15/43)[a]	275	267,538
4.75%, 05/15/64 (Call 11/15/63)	200	193,050
5.20%, 05/27/41	850	924,825
6.05%, 08/15/36	100	118,042

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	$220	$234,713
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	725	684,932
5.38%, 10/16/29	175	203,488
8.10%, 05/15/30	50	70,973
Rockwell Automation Inc.
6.70%, 01/15/28	100	128,755

		3,676,378
MANUFACTURING — 0.86%
3M Co.
3.88%, 06/15/44	450	437,534
5.70%, 03/15/37	225	275,080
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	343	393,424
Eaton Corp.
4.00%, 11/02/32[a]	798	760,230
4.15%, 11/02/42	100	92,808
General Electric Co.
4.13%, 10/09/42	535	521,036
4.50%, 03/11/44	1,320	1,354,279
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	800	757,999
4.88%, 09/15/41 (Call 03/15/41)	150	162,982
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	245,823
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	375	355,066
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	325	329,628
4.45%, 11/21/44 (Call 05/21/44)[a]	215	222,446
Series A
6.25%, 05/15/38	100	127,068
Tyco Electronics Group SA
7.13%, 10/01/37	225	288,096
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	345	345,874
5.13%, 09/14/45 (Call 03/14/45)	239	246,944

		6,916,317
MEDIA — 5.63%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)[a]	850	839,513
4.95%, 10/15/45 (Call 04/15/45)[b]	500	508,606
5.40%, 10/01/43	455	487,930
6.15%, 02/15/41	475	541,635
6.20%, 12/15/34	670	768,044
6.40%, 12/15/35	170	199,917
6.55%, 03/15/33	640	758,034
6.65%, 11/15/37	495	591,996
7.75%, 12/01/45	300	404,195
7.85%, 03/01/39	225	297,503
8.15%, 10/17/36	266	358,981
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	500	496,312
4.60%, 01/15/45 (Call 07/15/44)	100	88,997
4.85%, 07/01/42 (Call 01/01/42)	130	119,462
4.90%, 08/15/44 (Call 02/15/44)	100	92,885
5.50%, 05/15/33	650	661,004
5.90%, 10/15/40 (Call 04/15/40)	200	209,294

Security	Principal (000s)	Value

7.88%, 07/30/30	$425	$549,876
CCO Safari II LLC
6.38%, 10/23/35 (Call 04/23/35)[b]	690	714,500
6.48%, 10/23/45 (Call 04/23/45)[b]	1,930	2,009,095
6.83%, 10/23/55 (Call 04/23/55)[b]	315	322,162
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,050	1,040,629
4.25%, 01/15/33	1,335	1,327,020
4.50%, 01/15/43	693	702,853
4.60%, 08/15/45 (Call 02/15/45)[a]	1,150	1,189,595
4.65%, 07/15/42	950	987,091
4.75%, 03/01/44	1,300	1,373,231
6.45%, 03/15/37	305	381,565
6.50%, 11/15/35	500	634,671
6.95%, 08/15/37	840	1,107,842
7.05%, 03/15/33	150	195,192
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42[a]	1,300	1,233,689
6.35%, 03/15/40	325	354,857
6.38%, 03/01/41	510	554,332
Discovery Communications LLC
4.88%, 04/01/43	145	122,361
6.35%, 06/01/40	850	850,070
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	550	485,440
6.63%, 01/15/40	255	272,804
Historic TW Inc.
6.63%, 05/15/29	1,030	1,229,556
NBCUniversal Media LLC
4.45%, 01/15/43	800	803,819
5.95%, 04/01/41	510	618,493
6.40%, 04/30/40	800	1,016,877
TCI Communications Inc.
7.13%, 02/15/28	200	262,855
7.88%, 02/15/26	370	504,095
Thomson Reuters Corp.
5.50%, 08/15/35	150	153,641
5.65%, 11/23/43 (Call 05/23/43)	175	177,466
5.85%, 04/15/40	500	523,347
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	200	162,308
5.50%, 09/01/41 (Call 03/01/41)	471	432,808
5.88%, 11/15/40 (Call 05/15/40)	720	690,515
6.55%, 05/01/37	475	479,374
6.75%, 06/15/39	780	798,625
7.30%, 07/01/38	850	914,119
Time Warner Entertainment Co. LP
8.38%, 07/15/33	847	1,005,176
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,600	1,522,564
4.85%, 07/15/45 (Call 01/15/45)	350	341,936
4.90%, 06/15/42	450	440,225
5.35%, 12/15/43	450	468,783
5.38%, 10/15/41	200	207,861
6.10%, 07/15/40	175	195,429
6.25%, 03/29/41	270	306,354
6.50%, 11/15/36	400	471,609
7.63%, 04/15/31	365	466,931
7.70%, 05/01/32	750	970,025
Verizon Communications Inc.
4.52%, 09/15/48[a]	1,200	1,091,893
4.67%, 03/15/55	1,200	1,065,277

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Viacom Inc.
4.38%, 03/15/43	$1,000	$740,286
4.50%, 02/27/42	125	94,994
4.85%, 12/15/34 (Call 06/15/34)	350	297,636
4.88%, 06/15/43 (Call 12/15/42)	200	160,760
5.25%, 04/01/44 (Call 10/01/43)	325	277,145
5.85%, 09/01/43 (Call 03/01/43)	575	520,416
6.88%, 04/30/36	330	333,072
Walt Disney Co. (The)
4.38%, 08/16/41	740	769,788
7.00%, 03/01/32	250	344,480
Series E
4.13%, 12/01/41	407	405,434

		45,099,155
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	187,581
4.20%, 06/15/35 (Call 12/15/34)	500	501,339
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	250	215,911
5.25%, 10/01/54 (Call 04/01/54)	225	193,743

		1,098,574
MINING — 1.17%
Barrick Gold Corp.
5.25%, 04/01/42	550	396,508
Barrick North America Finance LLC
5.70%, 05/30/41	657	482,541
5.75%, 05/01/43	200	154,802
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	605	458,251
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	930	787,771
5.00%, 09/30/43	825	785,753
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	255	158,100
5.45%, 03/15/43 (Call 09/15/42)	1,025	635,500
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	300	261,113
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	300	192,000
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)[a]	275	198,755
5.88%, 04/01/35	150	124,654
6.25%, 10/01/39	903	756,704
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	88,450
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	875	841,950
7.13%, 07/15/28	265	319,460
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	970	817,886
Southern Copper Corp.
5.25%, 11/08/42	625	465,024
5.88%, 04/23/45	375	298,646
6.75%, 04/16/40	866	765,725
7.50%, 07/27/35[a]	390	377,539
Vale Canada Ltd.
7.20%, 09/15/32	50	38,712

		9,405,844

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	$150	$133,537
6.75%, 12/15/39[a]	175	176,045

		309,582
OIL & GAS — 6.53%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	180	171,516
8.13%, 09/15/30	175	187,088
Anadarko Finance Co.
7.50%, 05/01/31	400	479,183
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	289,118
6.20%, 03/15/40	805	845,577
6.45%, 09/15/36	745	815,416
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	200	177,490
4.75%, 04/15/43 (Call 10/15/42)	1,025	958,095
5.10%, 09/01/40 (Call 03/01/40)	255	245,634
6.00%, 01/15/37	1,011	1,080,271
Burlington Resources Finance Co.
7.20%, 08/15/31	270	339,185
7.40%, 12/01/31	475	608,772
Canadian Natural Resources Ltd.
5.85%, 02/01/35	200	197,727
6.25%, 03/15/38	1,030	1,063,970
6.45%, 06/30/33	200	213,072
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	405,874
5.20%, 09/15/43 (Call 03/15/43)	250	223,112
6.75%, 11/15/39	445	463,974
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,232,824
Conoco Funding Co.
7.25%, 10/15/31	277	348,237
ConocoPhillips
6.50%, 02/01/39	780	927,451
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	200	225,848
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)[a]	390	365,634
4.30%, 11/15/44 (Call 05/15/44)	725	674,014
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,817	2,246,164
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	145	104,859
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,675	1,446,768
5.00%, 06/15/45 (Call 12/15/44)[a]	350	311,565
5.60%, 07/15/41 (Call 01/15/41)	125	115,735
7.95%, 04/15/32	80	94,911
Devon Financing Corp. LLC
7.88%, 09/30/31	247	291,097
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	525	374,062
5.70%, 10/15/39[a]	150	119,625
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	550	499,125
5.88%, 05/28/45	400	311,500
7.38%, 09/18/43	1,100	1,007,875

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	$850	$650,653
6.50%, 08/15/34	245	219,425
6.50%, 02/01/38	270	237,078
7.20%, 11/01/31	175	164,757
Eni USA Inc.
7.30%, 11/15/27	200	250,931
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	650	494,000
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	376,862
Hess Corp.
5.60%, 02/15/41	275	265,992
6.00%, 01/15/40[a]	200	199,243
7.13%, 03/15/33	300	331,534
7.30%, 08/15/31	1,175	1,318,665
7.88%, 10/01/29	150	180,605
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	210,453
6.60%, 10/01/37	605	608,463
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	600	535,346
5.00%, 09/15/54 (Call 03/15/54)	200	171,352
6.50%, 03/01/41 (Call 09/01/40)	340	364,055
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	150	105,084
7.05%, 05/01/29	230	235,616
Nexen Energy ULC
6.40%, 05/15/37	564	663,096
7.50%, 07/30/39	375	501,042
7.88%, 03/15/32	160	210,840
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	515,991
6.00%, 03/01/41 (Call 09/01/40)	860	843,543
Noble Holding International Ltd.
5.25%, 03/15/42	500	315,000
6.05%, 03/01/41	100	65,500
6.20%, 08/01/40	30	19,650
6.95%, 04/01/45 (Call 10/01/44)	250	180,625
Occidental Petroleum Corp.
4.63%, 06/15/45 (Call 12/15/44)	180	184,233
Petro-Canada
5.35%, 07/15/33	100	104,669
6.80%, 05/15/38	776	951,235
Petroleos Mexicanos
4.50%, 01/23/26[b]	600	564,000
5.50%, 06/27/44	825	682,687
5.50%, 06/27/44[b]	1,750	1,443,750
5.63%, 01/23/46[b]	1,100	919,875
6.38%, 01/23/45	1,050	968,625
6.50%, 06/02/41	650	611,000
6.63%, 06/15/35[a]	1,705	1,660,244
6.63%, 06/15/38	300	288,651
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	355	348,442
4.88%, 11/15/44 (Call 05/15/44)	1,250	1,222,581
5.88%, 05/01/42	345	373,046
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	260,625
Shell International Finance BV
4.13%, 05/11/35	600	590,182
4.38%, 05/11/45	1,400	1,382,980
4.55%, 08/12/43	1,700	1,718,855

Security	Principal (000s)	Value

5.50%, 03/25/40	$225	$254,462
6.38%, 12/15/38	852	1,058,528
Statoil ASA
3.95%, 05/15/43	850	795,892
4.80%, 11/08/43	350	376,540
5.10%, 08/17/40	380	418,630
6.50%, 12/01/28[b]	100	125,574
6.80%, 01/15/28	75	94,440
7.15%, 01/15/29	100	130,480
Suncor Energy Inc.
5.95%, 12/01/34	150	167,755
6.50%, 06/15/38	442	527,703
6.85%, 06/01/39	645	796,577
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	100	79,045
6.25%, 02/01/38	675	562,334
7.25%, 10/15/27	200	195,031
Tosco Corp.
7.80%, 01/01/27	350	442,212
Valero Energy Corp.
4.90%, 03/15/45[a]	355	319,430
6.63%, 06/15/37	977	1,056,536
7.50%, 04/15/32	305	355,779
XTO Energy Inc.
6.75%, 08/01/37	400	560,609

		52,291,006
OIL & GAS SERVICES — 0.64%
Baker Hughes Inc.
5.13%, 09/15/40	290	294,296
6.88%, 01/15/29[a]	700	854,043
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	361,862
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	422	399,165
4.75%, 08/01/43 (Call 02/01/43)	625	610,903
4.85%, 11/15/35 (Call 05/15/35)	650	656,323
7.45%, 09/15/39	835	1,076,125
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	505	398,594
Weatherford International Ltd./Bermuda
6.50%, 08/01/36	476	318,920
6.75%, 09/15/40	75	50,250
7.00%, 03/15/38	150	102,750

		5,123,231
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	273	289,728

		289,728
PHARMACEUTICALS — 4.16%
Abbott Laboratories
5.30%, 05/27/40	646	727,463
6.00%, 04/01/39	425	516,527
AbbVie Inc.
4.40%, 11/06/42	1,460	1,357,751
4.50%, 05/14/35 (Call 11/14/34)	1,345	1,306,021
4.70%, 05/14/45 (Call 11/14/44)	1,000	979,764

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	$1,325	$1,303,300
4.75%, 03/15/45 (Call 09/15/44)[a]	1,775	1,766,717
4.85%, 06/15/44 (Call 12/15/43)	250	250,784
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	375	365,171
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	450	408,050
AstraZeneca PLC
4.00%, 09/18/42	425	404,853
4.38%, 11/16/45	310	312,358
6.45%, 09/15/37	1,197	1,534,719
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	545	549,096
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	318	340,082
5.88%, 11/15/36	795	973,114
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	125	120,502
4.60%, 03/15/43	450	441,101
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)[a]	370	344,938
5.50%, 03/15/27	570	688,001
5.55%, 03/15/37	152	181,414
Express Scripts Holding Co.
6.13%, 11/15/41	195	222,068
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	200	227,125
6.38%, 05/15/38	1,512	1,935,413
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,625	1,776,590
4.50%, 09/01/40	200	218,952
4.50%, 12/05/43 (Call 06/05/43)[a]	173	191,060
4.95%, 05/15/33	250	288,193
5.85%, 07/15/38	50	64,127
5.95%, 08/15/37	255	328,886
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	770	777,410
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	180	165,306
5.90%, 11/01/39	400	438,090
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	1,410	1,298,803
4.15%, 05/18/43	225	223,198
6.50%, 12/01/33	390	504,282
6.55%, 09/15/37	155	204,013
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	844,770
5.95%, 12/01/28	650	817,580
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	230	217,358
Novartis Capital Corp.
3.70%, 09/21/42	350	329,008
4.40%, 05/06/44	1,000	1,050,181
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	244,666
Perrigo Finance PLC
4.90%, 12/15/44 (Call 06/15/44)	200	184,065
Pfizer Inc.
4.30%, 06/15/43	175	172,789
4.40%, 05/15/44[a]	270	273,099
7.20%, 03/15/39	1,779	2,420,158
Pharmacia Corp.
6.60%, 12/01/28	650	833,856

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	$450	$491,157
Wyeth LLC
5.95%, 04/01/37	980	1,166,085
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	572	496,998

		33,277,012
PIPELINES — 3.35%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	79,648
5.85%, 11/15/43 (Call 05/15/43)	500	404,055
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	255	287,464
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	22,417
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[b]	125	83,664
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	510	525,132
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	142,405
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	650	581,251
4.90%, 03/15/35 (Call 09/15/34)	250	193,782
5.15%, 02/01/43 (Call 08/01/42)	305	232,327
5.15%, 03/15/45 (Call 09/15/44)[a]	500	380,449
6.05%, 06/01/41 (Call 12/01/40)	110	93,640
6.13%, 12/15/45 (Call 06/15/45)	350	300,214
6.50%, 02/01/42 (Call 08/01/41)	1,230	1,077,174
6.63%, 10/15/36	165	151,504
8.25%, 11/15/29 (Call 08/15/29)	50	59,019
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	225	185,213
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	600	560,136
4.45%, 02/15/43 (Call 08/15/42)	825	681,323
4.85%, 08/15/42 (Call 02/15/42)	125	109,740
4.85%, 03/15/44 (Call 09/15/43)	850	743,720
4.90%, 05/15/46 (Call 11/15/45)	395	348,562
4.95%, 10/15/54 (Call 04/15/54)	950	800,468
5.10%, 02/15/45 (Call 08/15/44)	125	113,568
5.70%, 02/15/42	470	457,533
5.95%, 02/01/41	175	174,998
6.13%, 10/15/39	134	136,111
7.55%, 04/15/38	200	242,119
Series D
6.88%, 03/01/33	250	280,506
Series H
6.65%, 10/15/34	100	110,282
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	90	60,269
5.00%, 08/15/42 (Call 02/15/42)	250	176,128
5.40%, 09/01/44 (Call 03/01/44)	360	263,079
5.50%, 03/01/44 (Call 09/01/43)	500	374,010
5.80%, 03/15/35	900	733,437
6.38%, 03/01/41	230	190,777
6.55%, 09/15/40	100	84,930
6.95%, 01/15/38	522	473,018
7.40%, 03/15/31	100	93,498
7.50%, 11/15/40	405	373,080
7.75%, 03/15/32	100	96,415

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)[a]	$325	$231,778
5.30%, 12/01/34 (Call 06/01/34)	2,050	1,563,215
5.55%, 06/01/45 (Call 12/01/44)	1,700	1,284,395
Magellan Midstream Partners LP
4.20%, 03/15/45 (Call 09/15/44)	200	155,167
5.15%, 10/15/43 (Call 04/15/43)	500	458,581
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	580	465,530
6.65%, 10/01/36	50	42,980
6.85%, 10/15/37	450	392,754
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)[a]	250	186,256
4.90%, 02/15/45 (Call 08/15/44)	325	249,741
5.15%, 06/01/42 (Call 12/01/41)	550	433,656
6.65%, 01/15/37	325	310,816
Spectra Energy Capital LLC
7.50%, 09/15/38	240	250,744
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	203,864
5.95%, 09/25/43 (Call 03/25/43)	225	219,915
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	546,536
5.30%, 04/01/44 (Call 10/01/43)	275	210,857
6.10%, 02/15/42	300	252,112
Texas Eastern Transmission LP
7.00%, 07/15/32	450	537,731
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,005	943,055
5.00%, 10/16/43 (Call 04/16/43)	314	300,372
5.60%, 03/31/34	100	104,691
5.85%, 03/15/36	100	106,786
6.20%, 10/15/37	384	420,547
7.25%, 08/15/38	555	681,724
7.63%, 01/15/39	1,000	1,291,859
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	449,426
5.40%, 08/15/41 (Call 02/15/41)	26	21,070
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	200	172,963
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	100	71,000
7.50%, 01/15/31	375	331,875
8.75%, 03/15/32	318	305,280
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	745	515,006
5.40%, 03/04/44 (Call 09/04/43)	600	444,641
6.30%, 04/15/40	240	199,854

		26,833,842
REAL ESTATE INVESTMENT TRUSTS — 0.63%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	600	602,907
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	100,814
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	225	273,165
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	250	230,335
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b]	275	261,385

Security	Principal (000s)	Value

Realty Income Corp.
5.88%, 03/15/35	$250	$280,192
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	696	733,373
6.75%, 02/01/40 (Call 11/01/39)	425	560,459
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	500	454,457
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	265	267,906
6.50%, 03/15/41 (Call 09/15/40)	300	351,661
Weyerhaeuser Co.
6.95%, 10/01/27	275	321,920
7.38%, 03/15/32	525	639,608

		5,078,182
RETAIL — 3.97%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	375	335,489
5.17%, 08/01/44 (Call 02/01/44)	150	129,308
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	900	937,137
5.13%, 07/20/45 (Call 01/20/45)	2,050	2,194,392
6.13%, 09/15/39	725	860,390
6.25%, 06/01/27	450	534,854
Darden Restaurants Inc.
7.05%, 10/15/37	280	315,550
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)[a]	900	912,285
4.40%, 03/15/45 (Call 09/15/44)	755	782,704
4.88%, 02/15/44 (Call 08/15/43)	385	426,662
5.88%, 12/16/36	1,111	1,362,313
5.95%, 04/01/41 (Call 10/01/40)	1,085	1,362,440
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	100	95,532
Lowe’s Companies Inc.
4.38%, 09/15/45 (Call 03/15/45)	250	255,222
4.65%, 04/15/42 (Call 10/15/41)	414	435,184
5.00%, 09/15/43 (Call 03/15/43)[a]	419	460,148
5.80%, 04/15/40 (Call 10/15/39)	690	822,738
6.65%, 09/15/37	156	203,307
6.88%, 02/15/28	650	834,186
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	76	61,380
4.50%, 12/15/34 (Call 06/15/34)	200	173,394
5.13%, 01/15/42 (Call 07/15/41)	250	222,833
6.38%, 03/15/37	200	206,500
6.70%, 07/15/34	250	275,414
6.90%, 04/01/29	550	631,655
McDonald’s Corp.
3.70%, 02/15/42	1,077	897,208
4.60%, 05/26/45 (Call 11/26/44)[a]	304	292,173
5.70%, 02/01/39	50	54,771
6.30%, 10/15/37	360	421,828
6.30%, 03/01/38	339	397,767
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	306	322,579
6.95%, 03/15/28	300	372,992
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	300	263,523
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	250	258,467

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Target Corp.
4.00%, 07/01/42	$1,110	$1,078,200
6.50%, 10/15/37	997	1,297,565
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	200	182,750
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,300	1,260,090
4.30%, 04/22/44 (Call 10/22/43)[a]	950	967,165
4.88%, 07/08/40	150	163,266
5.00%, 10/25/40	325	360,117
5.25%, 09/01/35	1,015	1,160,079
5.63%, 04/15/41	250	298,700
6.20%, 04/15/38	1,896	2,397,713
6.50%, 08/15/37[a]	2,034	2,647,734
7.55%, 02/15/30	500	706,419
Walgreen Co.
4.40%, 09/15/42	125	108,201
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	100	91,629
4.80%, 11/18/44 (Call 05/18/44)	1,000	912,700

		31,744,653
SEMICONDUCTORS — 0.63%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	70	70,861
5.85%, 06/15/41	554	602,970
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)	240	246,017
Intel Corp.
4.00%, 12/15/32	365	357,509
4.80%, 10/01/41	1,225	1,282,775
4.90%, 07/29/45 (Call 01/29/45)	1,060	1,114,341
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	190	185,055
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	700	615,759
4.80%, 05/20/45 (Call 11/20/44)	700	580,384

		5,055,671
SOFTWARE — 1.68%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	740	684,213
3.50%, 11/15/42	350	309,172
3.75%, 05/01/43 (Call 11/01/42)	350	321,848
3.75%, 02/12/45 (Call 08/12/44)	150	137,296
4.00%, 02/12/55 (Call 08/12/54)	1,500	1,337,340
4.20%, 11/03/35 (Call 05/03/35)	500	504,007
4.45%, 11/03/45 (Call 05/03/45)[a]	750	770,011
4.50%, 10/01/40	380	391,549
4.75%, 11/03/55 (Call 05/03/55)	250	253,157
4.88%, 12/15/43 (Call 06/15/43)[a]	489	525,912
5.20%, 06/01/39	311	348,714
5.30%, 02/08/41	600	686,734
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	1,666	1,554,329
3.90%, 05/15/35 (Call 11/15/34)	750	708,881
4.13%, 05/15/45 (Call 11/15/44)	350	331,460
4.30%, 07/08/34 (Call 01/08/34)	1,450	1,440,886
4.38%, 05/15/55 (Call 11/15/54)	250	232,543
4.50%, 07/08/44 (Call 01/08/44)	700	703,388
5.38%, 07/15/40	790	879,701

Security	Principal (000s)	Value

6.13%, 07/08/39	$1,070	$1,294,773

		13,415,914
TELECOMMUNICATIONS — 7.44%
Alltel Corp.
7.88%, 07/01/32	190	233,256
America Movil SAB de CV
4.38%, 07/16/42[a]	850	778,157
6.13%, 11/15/37	125	140,739
6.13%, 03/30/40	1,300	1,474,710
6.38%, 03/01/35	125	144,228
AT&T Corp.
8.25%, 11/15/31	925	1,234,467
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	454	396,850
4.35%, 06/15/45 (Call 12/15/44)	668	584,643
4.50%, 05/15/35 (Call 11/15/34)[a]	1,285	1,210,311
4.75%, 05/15/46 (Call 11/15/45)	990	923,769
4.80%, 06/15/44 (Call 12/15/43)	2,300	2,157,631
5.35%, 09/01/40	925	922,485
5.55%, 08/15/41	270	276,353
6.15%, 09/15/34	700	761,485
6.30%, 01/15/38	1,576	1,762,253
6.40%, 05/15/38	350	392,791
6.45%, 06/15/34	600	680,858
6.50%, 09/01/37[a]	355	405,607
6.55%, 02/15/39	620	709,199
AT&T Mobility LLC
7.13%, 12/15/31	400	490,520
BellSouth Corp.
6.55%, 06/15/34	500	545,268
6.88%, 10/15/31	300	341,579
BellSouth Telecommunications LLC
6.38%, 06/01/28	200	227,951
British Telecommunications PLC
9.63%, 12/15/30	1,500	2,202,862
Cisco Systems Inc.
5.50%, 01/15/40	1,650	1,931,822
5.90%, 02/15/39	274	333,396
Corning Inc.
4.70%, 03/15/37[a]	75	73,518
4.75%, 03/15/42[a]	275	263,072
5.75%, 08/15/40	40	42,751
7.25%, 08/15/36 (Call 08/15/26)	200	236,947
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,524	2,141,003
9.25%, 06/01/32	205	305,135
Embarq Corp.
8.00%, 06/01/36	525	549,938
GTE Corp.
6.94%, 04/15/28	200	237,109
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	230	225,588
5.05%, 04/27/45 (Call 10/27/44)	150	147,170
6.15%, 12/15/40	100	110,384
Juniper Networks Inc.
5.95%, 03/15/41	495	467,254
Koninklijke KPN NV
8.38%, 10/01/30	355	465,288
Motorola Solutions Inc.
5.50%, 09/01/44	250	191,345

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$605	$849,081
Orange SA
5.38%, 01/13/42	250	269,332
5.50%, 02/06/44 (Call 08/06/43)[a]	700	771,214
9.00%, 03/01/31	1,155	1,667,360
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	864,991
Qwest Corp.
6.88%, 09/15/33 (Call 12/31/15)	961	941,780
7.13%, 11/15/43 (Call 12/31/15)	375	374,063
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	520	523,917
7.50%, 08/15/38	490	631,371
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,418,231
Telefonica Europe BV
8.25%, 09/15/30	437	572,263
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	450	379,797
4.40%, 11/01/34 (Call 05/01/34)	2,075	1,957,875
4.75%, 11/01/41	490	465,515
4.86%, 08/21/46	2,700	2,613,091
5.01%, 08/21/54	3,650	3,426,743
5.05%, 03/15/34 (Call 12/15/33)	1,075	1,087,767
5.85%, 09/15/35	555	610,887
6.00%, 04/01/41	300	334,495
6.40%, 09/15/33	700	813,669
6.40%, 02/15/38	380	441,856
6.55%, 09/15/43	4,175	5,019,663
6.90%, 04/15/38	955	1,169,671
7.35%, 04/01/39	400	504,654
7.75%, 12/01/30	965	1,284,343
7.75%, 06/15/32	450	571,625
Verizon Florida LLC
Series E
6.86%, 02/01/28[a]	450	408,253
Verizon Maryland LLC
Series B
5.13%, 06/15/33[a]	650	638,601
Vodafone Group PLC
4.38%, 02/19/43	380	320,029
6.15%, 02/27/37	1,111	1,137,560
6.25%, 11/30/32	450	479,284
7.88%, 02/15/30[a]	234	290,398

		59,559,071
TEXTILES — 0.05%
Cintas Corp. No. 2
6.15%, 08/15/36	332	394,304

		394,304
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	140	133,939
6.35%, 03/15/40	350	384,615
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	175	169,119

		687,673

Security	Principal (000s)	Value

TRANSPORTATION — 2.69%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	$500	$460,221
4.38%, 09/01/42 (Call 03/01/42)	380	361,876
4.40%, 03/15/42 (Call 09/15/41)	321	307,030
4.55%, 09/01/44 (Call 03/01/44)	350	342,321
4.70%, 09/01/45 (Call 03/01/45)	400	401,276
4.90%, 04/01/44 (Call 10/01/43)	1,275	1,312,410
5.15%, 09/01/43 (Call 03/01/43)	275	292,597
5.40%, 06/01/41 (Call 12/01/40)	270	294,714
5.75%, 05/01/40 (Call 11/01/39)	450	509,058
6.15%, 05/01/37	150	176,028
6.20%, 08/15/36	350	411,814
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	295	265,865
4.50%, 11/07/43 (Call 05/07/43)	250	264,273
6.20%, 06/01/36	170	214,811
6.25%, 08/01/34	50	63,023
6.38%, 11/15/37	158	205,367
6.90%, 07/15/28	525	702,696
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	600	592,503
4.80%, 09/15/35 (Call 03/15/35)	105	105,263
4.80%, 08/01/45 (Call 02/01/45)	100	97,989
5.75%, 01/15/42	200	220,196
7.13%, 10/15/31	440	539,963
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	350	298,593
4.10%, 03/15/44 (Call 09/15/43)	950	872,486
4.40%, 03/01/43 (Call 09/01/42)	126	121,166
4.50%, 08/01/54 (Call 02/01/54)	375	340,112
4.75%, 05/30/42 (Call 11/30/41)	237	238,436
5.50%, 04/15/41 (Call 10/15/40)	70	76,966
6.00%, 10/01/36	240	274,229
6.22%, 04/30/40	105	125,121
FedEx Corp.
3.88%, 08/01/42	200	173,702
3.90%, 02/01/35	1,085	994,170
4.10%, 02/01/45	250	224,137
4.50%, 02/01/65	75	65,127
4.75%, 11/15/45 (Call 05/15/45)	660	649,643
4.90%, 01/15/34	325	334,887
5.10%, 01/15/44	150	155,261
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	150	135,458
4.95%, 08/15/45 (Call 02/15/45)	500	492,350
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	430	401,901
4.65%, 01/15/46 (Call 07/15/45)[a]	640	617,819
4.80%, 08/15/43 (Call 02/15/43)	970	958,309
4.84%, 10/01/41	528	522,409
6.00%, 05/23/11	425	453,638
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	150	143,359
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	500	454,708
3.88%, 02/01/55 (Call 08/01/54)	780	685,488
4.05%, 11/15/45 (Call 05/15/45)	370	359,997
4.15%, 01/15/45 (Call 07/15/44)	75	74,130
4.30%, 06/15/42 (Call 12/15/41)	250	252,374
4.75%, 12/15/43 (Call 06/15/43)	100	108,079
4.82%, 02/01/44 (Call 08/01/43)	433	473,027
6.63%, 02/01/29	307	398,437

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	$517	$575,138
6.20%, 01/15/38	937	1,202,155
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	100	142,314

		21,536,420
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	248,903

		248,903
WATER — 0.19%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	500	504,180
6.59%, 10/15/37	223	289,390
United Utilities PLC
6.88%, 08/15/28	350	406,849
Veolia Environnement SA
6.75%, 06/01/38	250	306,784

		1,507,203

TOTAL CORPORATE BONDS & NOTES (Cost: $694,061,267)		651,308,804

FOREIGN GOVERNMENT OBLIGATIONS[d] — 7.35%

BRAZIL — 0.69%
Brazilian Government International Bond
5.00%, 01/27/45[a]	1,450	1,054,875
5.63%, 01/07/41	800	637,000
7.13%, 01/20/37[a]	1,680	1,617,000
8.25%, 01/20/34[a]	730	770,150
10.13%, 05/15/27	1,086	1,422,660

		5,501,685
CANADA — 0.19%
Province of British Columbia Canada
6.50%, 01/15/26	200	261,338
Province of Quebec Canada
7.50%, 09/15/29	900	1,302,359

		1,563,697
CHILE — 0.06%
Chile Government International Bond
3.63%, 10/30/42[a]	600	527,977

		527,977
COLOMBIA — 0.63%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	650	571,966
5.63%, 02/26/44 (Call 08/26/43)	2,600	2,488,489
6.13%, 01/18/41	950	969,042
7.38%, 09/18/37[a]	900	1,033,728

		5,063,225

Security	Principal (000s)	Value

ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	$400	$406,000

		406,000
ITALY — 0.18%
Italy Government International Bond
5.38%, 06/15/33[a]	967	1,108,956
Region of Lombardy Italy
5.80%, 10/25/32	305	328,661

		1,437,617
MEXICO — 1.31%
Mexico Government International Bond
4.60%, 01/23/46	1,350	1,244,752
4.75%, 03/08/44[a]	1,890	1,780,791
5.55%, 01/21/45	800	840,569
5.75%, 10/12/49	2,030	1,962,078
6.05%, 01/11/40	1,270	1,430,648
6.75%, 09/27/34	1,175	1,443,564
7.50%, 04/08/33	477	636,317
8.30%, 08/15/31	755	1,117,289

		10,456,008
PANAMA — 0.42%
Panama Government International Bond
6.70%, 01/26/36	1,330	1,618,595
7.13%, 01/29/26[a]	700	877,847
9.38%, 04/01/29	580	844,909

		3,341,351
PERU — 0.52%
Peruvian Government International Bond
4.13%, 08/25/27	700	697,756
5.63%, 11/18/50	1,375	1,457,292
6.55%, 03/14/37[a]	495	587,120
8.75%, 11/21/33[a]	1,000	1,438,298

		4,180,466
PHILIPPINES — 1.05%
Philippine Government International Bond
3.95%, 01/20/40	1,100	1,119,250
5.00%, 01/13/37[a]	1,600	1,882,000
5.50%, 03/30/26	1,600	1,904,000
6.38%, 01/15/32	1,100	1,416,250
6.38%, 10/23/34	800	1,058,000
7.75%, 01/14/31	200	283,000
9.50%, 02/02/30	450	713,813

		8,376,313
SOUTH AFRICA — 0.12%
South Africa Government International Bond
5.38%, 07/24/44	800	766,000
6.25%, 03/08/41	200	216,778

		982,778

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SOUTH KOREA — 0.16%
Export-Import Bank of Korea
3.25%, 08/12/26	$450	$451,636
Republic of Korea
4.13%, 06/10/44[a]	700	797,855

		1,249,491
SUPRANATIONAL — 0.38%
Asian Development Bank
5.82%, 06/16/28	310	395,286
European Investment Bank
4.88%, 02/15/36[a]	755	943,999
Inter-American Development Bank
3.20%, 08/07/42	375	367,401
3.88%, 10/28/41	395	433,982
4.38%, 01/24/44	275	326,386
International Bank for Reconstruction & Development
4.75%, 02/15/35	500	615,408

		3,082,462
TURKEY — 1.20%
Turkey Government International Bond
4.88%, 04/16/43	500	440,000
6.63%, 02/17/45	2,600	2,918,500
6.75%, 05/30/40[a]	600	669,750
6.88%, 03/17/36	900	1,011,375
7.25%, 03/05/38	800	940,000
8.00%, 02/14/34	1,700	2,131,817
11.88%, 01/15/30	900	1,478,619

		9,590,061
URUGUAY — 0.39%
Uruguay Government International Bond
4.13%, 11/20/45	300	239,550
4.38%, 10/27/27	1,000	982,500
5.10%, 06/18/50[a]	1,600	1,424,000
7.63%, 03/21/36[a]	365	456,250

		3,102,300

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $63,529,321)		58,861,431

MUNICIPAL DEBT OBLIGATIONS — 8.55%

CALIFORNIA — 2.80%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	174,859
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	650	868,491
Series S1
6.79%, 04/01/30	150	185,585
7.04%, 04/01/50	750	1,020,735
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	360	514,109
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	363,896

Security	Principal (000s)	Value

City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	$540	$754,758
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	300	352,758
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	510	645,609
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	500	711,860
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	300	367,848
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	300	418,803
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	725	991,539
6.60%, 07/01/50	300	411,144
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	968,048
6.76%, 07/01/34	550	726,457
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	300	390,015
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	460	583,372
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	490	634,045
State of California GO BAB
7.30%, 10/01/39	920	1,302,665
7.35%, 11/01/39	700	998,361
7.50%, 04/01/34	2,250	3,190,477
7.55%, 04/01/39	900	1,329,228
7.60%, 11/01/40	1,000	1,503,080
7.95%, 03/01/36 (Call 03/01/20)	500	598,175
University of California RB
Series AD
4.86%, 05/15/12	380	357,462
Series AN
4.77%, 05/15/44 (Call 05/15/24)[a]	650	660,101
University of California RB BAB
5.77%, 05/15/43	350	428,694
5.95%, 05/15/45	800	978,808

		22,430,982
COLORADO — 0.12%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	376,596
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	575,200

		951,796
CONNECTICUT — 0.16%
State of Connecticut GO Series A
5.85%, 03/15/32	200	236,406
State of Connecticut GO BAB
5.09%, 10/01/30	200	221,190
5.63%, 12/01/29	720	834,250

		1,291,846

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	$200	$197,832

		197,832
GEORGIA — 0.21%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	375	451,976
Project P, Series 2010A
7.06%, 04/01/57	1,125	1,238,906

		1,690,882
ILLINOIS — 1.03%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	750	870,375
Series B
6.90%, 12/01/40	225	261,113
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	220	237,860
City of Chicago IL GO Series C
7.78%, 01/01/35	760	840,955
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	200	232,204
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	480	598,776
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	630	718,294
State of Illinois GO
5.10%, 06/01/33[a]	3,765	3,571,102
5.65%, 12/01/38	725	683,001
State of Illinois GO BAB Series 3
6.73%, 04/01/35	200	210,174

		8,223,854
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	329,274

		329,274
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	185,951

		185,951
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	244,120

		244,120

Security	Principal (000s)	Value

MASSACHUSETTS — 0.31%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$290	$333,749
Series E
5.46%, 12/01/39	845	1,030,697
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	300	375,381
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	150	176,351
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	552,339

		2,468,517
MISSOURI — 0.14%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	592,515
University of Missouri RB BAB
5.79%, 11/01/41	400	513,120

		1,105,635
NEW JERSEY — 0.60%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	773,469
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,375	1,897,912
Series F
7.41%, 01/01/40	250	356,353
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,020	1,057,159
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	600	700,800

		4,785,693
NEW YORK — 1.45%
City of New York NY GO BAB
5.85%, 06/01/40	510	636,638
5.99%, 12/01/36	145	178,931
6.27%, 12/01/37	625	807,050
Housing Development Corp./NY RB
3.71%, 02/15/48[a]	650	666,100
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	313,833
6.67%, 11/15/39	385	506,760
Series A
5.87%, 11/15/39	100	119,957
Series C-1
6.69%, 11/15/40	275	363,616
Series E
6.81%, 11/15/40	550	731,511
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	600	681,696
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	239,446
5.57%, 11/01/38	250	301,145

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

New York City Water & Sewer System RB BAB
5.44%, 06/15/43	$575	$701,845
5.75%, 06/15/41	275	348,890
5.88%, 06/15/44	350	451,994
6.01%, 06/15/42	300	385,779
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	625	749,687
5.50%, 03/15/30	200	234,276
5.63%, 03/15/39	200	240,538
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	809,825
4.93%, 10/01/51	750	795,870
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,330,925

		11,596,312
OHIO — 0.29%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	752,759
8.08%, 02/15/50	500	733,615
Ohio State University (The) RB Series A
4.80%, 06/01/11	200	192,188
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	616,072

		2,294,634
OREGON — 0.14%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	289,757
5.68%, 06/30/28 (NPFGC)	500	598,350
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	175	221,270

		1,109,377
PENNSYLVANIA — 0.13%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	343,374
Series B
4.65%, 02/15/26	100	107,572
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	554,803

		1,005,749
TEXAS — 0.85%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	311,190
City of Houston TX GOL Series A
6.29%, 03/01/32	400	492,740
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	689,557
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	548,598
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	430,926

Security	Principal or Shares (000s)	Value

Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	$150	$180,674
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	642,460
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	656,001
State of Texas GO BAB
5.52%, 04/01/39	425	531,603
Series A
4.63%, 04/01/33	500	556,030
4.68%, 04/01/40	100	112,160
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	977,922
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	413,934
Series D
5.13%, 08/15/42	250	295,303

		6,839,098
UTAH — 0.08%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	500	633,115

		633,115
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	413,739

		413,739
WASHINGTON — 0.08%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	184,931
State of Washington GO BAB
5.14%, 08/01/40	400	473,084

		658,015

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $70,350,797)		68,456,421

SHORT-TERM INVESTMENTS — 8.02%

MONEY MARKET FUNDS — 8.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	48,435	48,435,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	4,180	4,179,843

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,f]	11,558	$11,558,135

		64,173,147

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,173,147)		64,173,147

TOTAL INVESTMENTS IN SECURITIES — 105.28% (Cost: $892,114,532)		842,799,803
Other Assets, Less Liabilities — (5.28)%		(42,265,394)

NET ASSETS — 100.00%		$800,534,409

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.29%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17[a]	$1,500	$1,498,957

		1,498,957
AEROSPACE & DEFENSE — 0.90%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	5,000	5,186,229
Boeing Co. (The)
0.95%, 05/15/18	12,000	11,882,382
General Dynamics Corp.
1.00%, 11/15/17	14,200	14,132,624
L-3 Communications Corp.
1.50%, 05/28/17	10,050	9,862,390
Lockheed Martin Corp.
1.85%, 11/23/18	6,765	6,775,311
Northrop Grumman Corp.
1.75%, 06/01/18	4,650	4,627,737
United Technologies Corp.
1.78%, 05/04/18[b]	15,000	14,912,011
1.80%, 06/01/17[a]	20,192	20,339,601
5.38%, 12/15/17[a]	9,283	10,020,874

		97,739,159
AGRICULTURE — 1.02%
Altria Group Inc.
9.70%, 11/10/18	1,243	1,498,132
Archer-Daniels-Midland Co.
5.45%, 03/15/18	9,242	9,988,955
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	3,075	3,106,984
3.50%, 11/24/20 (Call 10/24/20)	4,480	4,488,996
Bunge N.A. Finance LP
5.90%, 04/01/17[a]	2,680	2,808,181
Philip Morris International Inc.
1.13%, 08/21/17[a]	6,366	6,343,145
1.25%, 08/11/17[a]	2,760	2,762,929
1.25%, 11/09/17	9,385	9,369,530
1.63%, 03/20/17	65	65,325
5.65%, 05/16/18	32,606	35,795,585
Reynolds American Inc.
2.30%, 08/21/17[a],c	8,486	8,595,644
2.30%, 06/12/18[a]	13,665	13,824,042
6.75%, 06/15/17	7,100	7,649,467
7.75%, 06/01/18	4,000	4,534,304

		110,831,219
AIRLINES — 0.06%
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	5,983	6,341,542

		6,341,542

Security	Principal (000s)	Value

APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17[a]	$3,239	$3,487,480

		3,487,480
AUTO MANUFACTURERS — 2.08%
American Honda Finance Corp.
1.20%, 07/14/17	7,524	7,501,602
1.50%, 03/13/18	10,200	10,159,611
1.55%, 12/11/17[a]	13,000	12,990,602
1.60%, 07/13/18	7,510	7,466,559
2.13%, 10/10/18	2,915	2,939,045
Ford Motor Credit Co. LLC
1.46%, 03/27/17	5,000	4,956,166
2.24%, 06/15/18	10,200	10,128,361
2.55%, 10/05/18	5,000	4,982,755
General Motors Financial Co. Inc.
2.40%, 04/10/18[a]	13,934	13,798,895
3.10%, 01/15/19[a]	3,705	3,702,055
3.25%, 05/15/18[a]	15,000	15,131,544
4.75%, 08/15/17[a]	15,000	15,537,568
PACCAR Financial Corp.
1.10%, 06/06/17	14,090	14,029,768
1.40%, 11/17/17	3,740	3,726,592
1.40%, 05/18/18	3,000	2,972,836
1.45%, 03/09/18	4,770	4,745,908
1.75%, 08/14/18	1,685	1,679,363
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	15,000	14,991,051
1.25%, 10/05/17	24,871	24,831,917
1.45%, 01/12/18[a]	6,605	6,608,103
1.55%, 07/13/18	6,990	6,985,118
1.75%, 05/22/17	2,100	2,118,796
2.00%, 10/24/18	18,609	18,778,089
2.05%, 01/12/17	9,703	9,790,022
2.10%, 01/17/19	5,000	5,044,563

		225,596,889
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	7,996,722
2.60%, 12/01/16	4,000	4,050,046

		12,046,768
BANKS — 31.38%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	10,000	9,960,573
1.65%, 09/29/17	8,500	8,494,404
2.00%, 08/24/18[a]	7,675	7,685,645
3.05%, 08/23/18	17,644	18,143,946
American Express Bank FSB
6.00%, 09/13/17	11,737	12,590,146
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[a]	13,045	13,035,717
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	1,000	998,693
1.45%, 05/15/18[a]	5,000	4,948,967
1.50%, 01/16/18[a]	10,495	10,434,543
1.88%, 10/06/17[a]	12,500	12,588,118
2.00%, 11/16/18	5,000	5,016,145

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Bank of America Corp.
1.70%, 08/25/17[a]	$25,635	$25,649,479
2.00%, 01/11/18	21,745	21,808,846
3.88%, 03/22/17	12,404	12,748,719
5.42%, 03/15/17	7,080	7,392,249
5.65%, 05/01/18	26,090	28,275,533
5.70%, 05/02/17	5,600	5,891,170
5.75%, 12/01/17	27,115	29,128,527
6.00%, 09/01/17	17,315	18,550,431
6.40%, 08/28/17[a]	15,006	16,179,442
6.88%, 04/25/18	38,258	42,551,707
6.88%, 11/15/18	12,113	13,677,462
Series L
1.95%, 05/12/18[a]	10,000	9,984,000
Bank of America N.A.
1.25%, 02/14/17	11,500	11,494,979
1.65%, 03/26/18[a]	19,125	19,056,871
1.75%, 06/05/18[a]	15,000	14,942,459
5.30%, 03/15/17	24,500	25,568,912
6.10%, 06/15/17	5,000	5,323,548
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	10,000	9,986,188
1.40%, 09/11/17[a]	9,700	9,685,306
1.40%, 04/10/18[a]	9,755	9,648,050
1.45%, 04/09/18 (Call 03/09/18)	12,250	12,129,896
1.80%, 07/31/18[a]	10,200	10,166,386
2.50%, 01/11/17	14,887	15,069,073
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)[a]	10,000	9,969,309
1.97%, 06/20/17[b]	7,129	7,198,068
2.10%, 08/01/18 (Call 07/02/18)[a]	10,000	10,081,210
2.20%, 05/15/19 (Call 04/15/19)	5,000	5,023,462
Bank of Nova Scotia (The)
1.10%, 12/13/16	7,900	7,905,152
1.25%, 04/11/17[a]	5,100	5,092,007
1.30%, 07/21/17[a]	5,839	5,821,424
1.38%, 12/18/17 (Call 11/18/17)[a]	6,250	6,217,238
1.45%, 04/25/18[a]	10,000	9,923,418
1.70%, 06/11/18 (Call 05/11/18)[a]	10,000	9,944,200
2.05%, 10/30/18	20,788	20,801,229
2.55%, 01/12/17	18,700	18,929,170
Barclays PLC
2.00%, 03/16/18[a]	10,000	9,978,249
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	400	397,638
1.60%, 08/15/17 (Call 07/14/17)[a]	6,448	6,464,819
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,859,472
BNP Paribas SA
1.25%, 12/12/16	11,776	11,765,620
1.38%, 03/17/17	10,150	10,090,300
2.38%, 09/14/17	17,114	17,305,211
2.70%, 08/20/18[a]	7,120	7,236,547
BPCE SA
1.63%, 02/10/17[a]	11,000	10,991,990
1.63%, 01/26/18	10,000	9,915,620
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,942,310
1.35%, 10/01/17 (Call 09/01/17)	20,000	19,925,597
2.30%, 10/15/18 (Call 09/15/18)	7,000	7,066,710
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	7,425	7,374,124

Security	Principal (000s)	Value

Capital One Financial Corp.
6.75%, 09/15/17	$4,967	$5,371,472
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	8,450	8,371,916
1.65%, 02/05/18 (Call 01/05/18)[a]	10,255	10,151,305
2.35%, 08/17/18 (Call 07/17/18)[a]	14,415	14,423,246
Citigroup Inc.
1.30%, 11/15/16	9,790	9,798,675
1.35%, 03/10/17[a]	5,100	5,082,256
1.55%, 08/14/17[a]	15,000	14,970,718
1.70%, 04/27/18	17,000	16,901,623
1.75%, 05/01/18[a]	12,500	12,442,028
1.80%, 02/05/18	9,565	9,557,359
1.85%, 11/24/17	5,400	5,408,752
2.15%, 07/30/18[a]	15,000	15,039,622
2.50%, 09/26/18[a]	13,669	13,818,789
4.45%, 01/10/17	5,458	5,625,910
5.50%, 02/15/17	17,520	18,270,604
6.00%, 08/15/17[a]	17,421	18,654,266
6.13%, 11/21/17	34,983	37,854,450
6.13%, 05/15/18	29,443	32,266,607
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	7,000	6,933,383
2.30%, 12/03/18	3,670	3,665,229
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	20,000	19,946,317
1.40%, 09/08/17	7,500	7,482,174
1.63%, 03/12/18[a]	5,000	4,983,028
1.75%, 11/02/18	5,415	5,395,500
1.90%, 09/18/17	15,675	15,775,542
2.50%, 09/20/18	5,000	5,084,574
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	7,550	7,493,948
6.40%, 10/01/17	50	53,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	18,974	19,422,609
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	18,900	18,888,316
Credit Suisse AG/New York NY
1.38%, 05/26/17	36,105	35,967,023
1.70%, 04/27/18	25,635	25,438,902
1.75%, 01/29/18	12,500	12,440,105
6.00%, 02/15/18	12,258	13,178,791
Deutsche Bank AG/London
1.35%, 05/30/17	11,600	11,525,556
1.40%, 02/13/17	17,005	16,907,202
1.88%, 02/13/18	15,970	15,917,797
6.00%, 09/01/17[a]	31,399	33,611,155
Discover Bank/Greenwood DE
2.00%, 02/21/18[a]	10,500	10,448,426
2.60%, 11/13/18 (Call 10/12/18)	6,645	6,648,696
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	5,000	4,978,875
1.45%, 02/28/18 (Call 01/28/18)	10,000	9,895,722
2.15%, 08/20/18 (Call 07/20/18)	5,860	5,870,860
2.38%, 04/25/19 (Call 03/25/19)	3,470	3,472,156
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	31,887	32,319,189
2.90%, 07/19/18	12,500	12,817,104
5.63%, 01/15/17	17,065	17,750,329
5.95%, 01/18/18	49,556	53,805,047
6.15%, 04/01/18	20,625	22,587,376
6.25%, 09/01/17[a]	29,945	32,290,896

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HSBC USA Inc.
1.30%, 06/23/17[a]	$16,400	$16,340,406
1.50%, 11/13/17[a]	8,130	8,116,560
1.63%, 01/16/18[a]	26,295	26,239,026
1.70%, 03/05/18[a]	8,845	8,820,116
2.00%, 08/07/18[a]	8,375	8,368,994
2.63%, 09/24/18	3,413	3,468,484
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	200	201,210
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,943,196
1.70%, 02/26/18 (Call 01/26/18)	5,250	5,209,171
2.00%, 06/30/18	7,500	7,466,781
2.20%, 11/06/18 (Call 10/06/18)	11,795	11,785,881
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/17	10,000	10,029,316
Intesa Sanpaolo SpA
2.38%, 01/13/17	14,050	14,086,655
3.88%, 01/16/18	19,090	19,698,784
JPMorgan Chase & Co.
1.35%, 02/15/17	38,621	38,489,283
1.63%, 05/15/18[a]	22,371	22,236,182
1.80%, 01/25/18	14,654	14,667,074
2.00%, 08/15/17	27,762	27,954,249
6.00%, 01/15/18	38,832	42,146,633
6.13%, 06/27/17[a]	3,327	3,540,113
Series H
1.70%, 03/01/18 (Call 02/01/18)	20,200	20,156,728
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	24,780	26,644,985
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	14,500	14,414,997
1.70%, 06/01/18[a]	4,510	4,472,034
KfW
0.63%, 12/15/16	63,550	63,401,617
0.75%, 03/17/17[a]	41,100	41,009,876
0.88%, 09/05/17[a]	10,455	10,426,418
1.00%, 01/26/18[a]	48,500	48,331,351
1.00%, 06/11/18[a]	25,000	24,827,220
1.13%, 08/06/18	68,500	68,150,903
1.13%, 11/16/18	30,000	29,775,528
1.25%, 02/15/17	50,500	50,713,398
4.50%, 07/16/18[a]	30,000	32,464,632
4.88%, 01/17/17	27,900	29,148,754
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,985,924
2.88%, 08/22/18	5,850	5,987,141
3.00%, 03/17/19	8,695	8,941,175
3.88%, 05/04/17	15,672	16,143,834
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	19,937,720
1.00%, 04/04/18	11,400	11,345,164
1.88%, 09/17/18	15,000	15,219,131
2.38%, 09/13/17	100	102,323
5.13%, 02/01/17	18,520	19,425,308
Lloyds Bank PLC
1.75%, 03/16/18	17,500	17,469,668
1.75%, 05/14/18[a]	9,345	9,327,754
2.00%, 08/17/18	15,000	15,028,559
2.30%, 11/27/18	7,430	7,499,280
4.20%, 03/28/17	485	500,251
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,074,227

Security	Principal (000s)	Value

1.40%, 07/25/17 (Call 06/25/17)	$16,250	$16,161,386
Morgan Stanley
1.88%, 01/05/18[a]	9,300	9,322,384
2.13%, 04/25/18[a]	20,100	20,216,222
2.20%, 12/07/18	6,235	6,257,277
4.75%, 03/22/17	30,465	31,646,867
5.45%, 01/09/17[a]	13,888	14,457,884
5.95%, 12/28/17	14,185	15,352,357
6.25%, 08/28/17	10,736	11,563,467
6.63%, 04/01/18	30,200	33,384,338
Series F
5.55%, 04/27/17	10,200	10,749,356
MUFG Union Bank N.A.
2.13%, 06/16/17	2,000	2,013,290
2.63%, 09/26/18 (Call 08/26/18)	1,435	1,455,796
National Australia Bank Ltd./New York
1.88%, 07/23/18[a]	5,000	4,999,680
2.30%, 07/25/18	13,750	13,881,673
2.75%, 03/09/17	10,750	10,920,443
National City Bank/Cleveland OH
5.25%, 12/15/16	3,500	3,637,129
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	9,020	9,008,689
0.75%, 05/19/17[a]	15,000	14,944,931
1.13%, 05/29/18[a]	25,000	24,887,523
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[d]	16,040	15,992,053
1.50%, 02/23/18 (Call 01/24/18)[a],d	5,000	4,977,415
1.60%, 06/01/18 (Call 05/02/18)[d]	15,000	14,924,384
1.80%, 11/05/18 (Call 10/06/18)[d]	10,000	9,963,914
1.85%, 07/20/18 (Call 06/20/18)[d]	10,000	10,005,650
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	7,500	7,498,446
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	11,799	11,743,639
Royal Bank of Canada
1.20%, 01/23/17	7,000	6,995,510
1.25%, 06/16/17[a]	6,250	6,232,299
1.40%, 10/13/17	12,576	12,521,517
1.50%, 01/16/18[a]	6,695	6,684,212
1.80%, 07/30/18[a]	20,200	20,159,508
2.20%, 07/27/18	19,303	19,463,495
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	5,700	5,676,791
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	12,000	11,909,556
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,642,840
2.75%, 10/12/17[a]	8,250	8,379,799
State Street Corp.
2.55%, 08/18/20[a]	3,375	3,396,571
4.96%, 03/15/18	500	526,825
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17[a]	11,957	11,939,097
1.35%, 07/11/17	7,500	7,448,221
1.50%, 01/18/18[a]	7,800	7,714,628
1.75%, 01/16/18	13,500	13,436,387
1.80%, 07/18/17	10,000	9,978,144
1.95%, 07/23/18[a]	10,000	9,952,026
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)[a]	15,000	14,966,655
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,334	5,334,413

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.50%, 01/20/17 (Call 12/20/16)	$5,500	$5,603,635
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,001,802
2.88%, 04/04/17	14,500	14,795,548
Toronto-Dominion Bank (The)
1.13%, 05/02/17	11,100	11,067,104
1.40%, 04/30/18[a]	19,785	19,540,066
1.63%, 03/13/18[a]	10,000	9,943,808
1.75%, 07/23/18	8,365	8,305,525
2.63%, 09/10/18	13,757	13,977,624
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	7,000	7,034,530
1.95%, 11/15/18 (Call 10/15/18)[a]	4,755	4,771,285
Series F
2.20%, 11/15/16 (Call 10/14/16)	8,419	8,516,061
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	23,500	23,476,545
1.35%, 01/26/18 (Call 12/26/17)	5,190	5,165,115
1.38%, 09/11/17 (Call 08/11/17)[a]	15,000	14,983,828
UBS AG/Stamford CT
1.38%, 06/01/17[a]	10,735	10,669,937
1.38%, 08/14/17	17,605	17,469,335
1.80%, 03/26/18	6,075	6,037,002
5.75%, 04/25/18	15,000	16,264,588
5.88%, 12/20/17	26,383	28,436,368
Wachovia Corp.
5.75%, 06/15/17	14,595	15,545,120
5.75%, 02/01/18	33,093	35,874,411
Wells Fargo & Co.
1.15%, 06/02/17	8,197	8,177,996
1.40%, 09/08/17[a]	10,150	10,143,524
1.50%, 01/16/18[a]	12,150	12,122,843
2.10%, 05/08/17	23,000	23,258,799
2.63%, 12/15/16	13,877	14,096,955
5.63%, 12/11/17	23,234	25,074,845
Wells Fargo Bank N.A.
6.00%, 11/15/17	10,772	11,677,296
Westpac Banking Corp.
1.20%, 05/19/17	8,600	8,576,808
1.50%, 12/01/17	24,500	24,458,543
1.55%, 05/25/18	10,000	9,861,102
1.60%, 01/12/18	7,100	7,081,298
1.95%, 11/23/18	10,000	10,006,565
2.00%, 08/14/17	10,400	10,471,902
2.25%, 07/30/18	14,570	14,710,347

		3,400,287,726
BEVERAGES — 1.93%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	1,000	1,074,355
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	23,850	23,778,707
1.25%, 01/17/18[a]	14,645	14,475,355
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,500	10,467,899
Beam Suntory Inc.
1.88%, 05/15/17	6,000	5,986,167
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,957,809
Coca-Cola Co. (The)
0.88%, 10/27/17	2,455	2,444,778
1.15%, 04/01/18	16,500	16,448,083

Security	Principal (000s)	Value

1.65%, 03/14/18	$4,794	$4,835,199
1.65%, 11/01/18[a]	26,460	26,688,343
Diageo Capital PLC
1.13%, 04/29/18[a]	200	196,469
1.50%, 05/11/17	5,794	5,803,375
5.75%, 10/23/17	16,547	17,811,350
Dr. Pepper Snapple Group Inc.
6.82%, 05/01/18	5,100	5,673,530
Molson Coors Brewing Co.
2.00%, 05/01/17[a]	5,185	5,193,170
PepsiCo Inc.
0.95%, 02/22/17	8,000	7,977,051
1.25%, 08/13/17[a]	19,564	19,597,978
1.25%, 04/30/18[a]	6,730	6,704,966
2.25%, 01/07/19 (Call 12/07/18)	5,000	5,072,353
5.00%, 06/01/18[a]	11,100	12,056,300
7.90%, 11/01/18	6,636	7,785,759
Series 1
1.00%, 10/13/17[a]	6,360	6,333,502

		209,362,498
BIOTECHNOLOGY — 0.81%
Amgen Inc.
1.25%, 05/22/17[a]	24,390	24,295,590
2.13%, 05/15/17	9,491	9,573,829
6.15%, 06/01/18	6,000	6,595,431
Biogen Inc.
6.88%, 03/01/18	5,250	5,790,904
Celgene Corp.
1.90%, 08/15/17	7,105	7,138,710
2.13%, 08/15/18[a]	15,000	15,042,187
Gilead Sciences Inc.
1.85%, 09/04/18	12,245	12,331,446
3.05%, 12/01/16[a]	7,000	7,136,348

		87,904,445
BUILDING MATERIALS — 0.08%
CRH America Inc.
8.13%, 07/15/18	7,108	8,120,840

		8,120,840
CHEMICALS — 1.01%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,957,176
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,964,204
CF Industries Inc.
6.88%, 05/01/18	10,200	11,157,607
Dow Chemical Co. (The)
5.70%, 05/15/18	200	216,406
Eastman Chemical Co.
2.40%, 06/01/17	13,450	13,541,770
Ecolab Inc.
1.45%, 12/08/17	5,924	5,881,157
1.55%, 01/12/18[a]	7,300	7,253,687
3.00%, 12/08/16	11,344	11,551,853
EI du Pont de Nemours & Co.
5.25%, 12/15/16	3,500	3,646,404
6.00%, 07/15/18[a]	16,435	18,058,385

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Monsanto Co.
1.15%, 06/30/17	$10,000	$9,927,491
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,126,268
Praxair Inc.
1.25%, 11/07/18	7,025	6,909,690
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,139,185

		109,331,283
COMMERCIAL SERVICES — 0.18%
Catholic Health Initiatives
1.60%, 11/01/17	200	198,404
McGraw Hill Financial Inc.
2.50%, 08/15/18[a,c]	9,200	9,265,413
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)[a]	3,560	3,547,419
Western Union Co. (The)
2.88%, 12/10/17[a]	6,250	6,334,787

		19,346,023
COMPUTERS — 1.92%
Apple Inc.
0.90%, 05/12/17	20,300	20,289,417
1.00%, 05/03/18	40,000	39,755,289
1.05%, 05/05/17[a]	15,770	15,799,819
Computer Sciences Corp.
6.50%, 03/15/18	500	543,883
EMC Corp./MA
1.88%, 06/01/18	9,000	8,668,028
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	15,250	15,289,157
2.85%, 10/05/18[c]	25,000	25,062,645
International Business Machines Corp.
1.13%, 02/06/18[a]	9,500	9,442,596
1.25%, 02/06/17[a]	15,777	15,816,402
1.25%, 02/08/18[a]	400	398,478
5.70%, 09/14/17	39,105	42,185,563
7.63%, 10/15/18[a]	12,248	14,240,820

		207,492,097
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,937,597
1.30%, 01/15/17	2,647	2,656,237
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	2,615	2,632,574

		10,226,408
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,148,919

		3,148,919
DIVERSIFIED FINANCIAL SERVICES — 5.49%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	7,805	7,752,923
5.63%, 04/01/17	14,020	14,611,901

Security	Principal (000s)	Value

American Express Co.
1.55%, 05/22/18[a]	$13,701	$13,609,499
6.15%, 08/28/17	19,865	21,344,348
7.00%, 03/19/18	16,092	17,938,603
American Express Credit Corp.
1.13%, 06/05/17	30,650	30,439,700
1.55%, 09/22/17	18,690	18,654,611
1.88%, 11/05/18 (Call 10/05/18)	6,100	6,099,642
2.13%, 07/27/18[a]	9,213	9,271,786
2.38%, 03/24/17	9,250	9,344,392
Associates Corp. of North America
6.95%, 11/01/18	3,325	3,768,015
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	2,973	3,098,823
7.25%, 02/01/18[a]	26,115	29,020,441
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	44,820	48,520,536
Capital One Bank USA N.A.
1.20%, 02/13/17 (Call 01/13/17)	11,250	11,165,349
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)[a]	13,065	13,027,950
Ford Motor Credit Co. LLC
1.50%, 01/17/17	12,800	12,737,910
1.68%, 09/08/17	25,500	25,234,843
1.72%, 12/06/17	10,000	9,870,515
2.15%, 01/09/18	10,000	9,962,681
2.38%, 01/16/18[a]	21,860	21,858,747
2.88%, 10/01/18[a]	10,558	10,614,411
3.00%, 06/12/17	4,904	4,963,721
4.25%, 02/03/17	7,058	7,237,908
5.00%, 05/15/18[a]	17,691	18,661,119
6.63%, 08/15/17	9,108	9,764,919
GE Capital International Funding Co.
0.96%, 04/15/16[c]	35,993	36,036,624
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	3,600	3,605,540
1.63%, 04/02/18[a]	8,000	8,017,845
2.30%, 04/27/17	10,420	10,588,555
5.63%, 09/15/17	34,122	36,699,524
5.63%, 05/01/18	26,503	29,003,517
Intercontinental Exchange Inc.
2.75%, 12/01/20	2,485	2,498,068
International Lease Finance Corp.
7.13%, 09/01/18[a,c]	13,500	14,816,250
Jefferies Group LLC
5.13%, 04/13/18	19,694	20,584,104
Murray Street Investment Trust I
4.65%, 03/09/17[b]	10,729	11,113,648
Nasdaq Inc.
5.25%, 01/16/18	600	638,068
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[a]	5,000	4,980,220
1.10%, 01/27/17	20,950	20,917,264
NYSE Holdings LLC
2.00%, 10/05/17[a]	6,686	6,727,517
ORIX Corp.
3.75%, 03/09/17	200	204,151

		595,006,188
ELECTRIC — 3.22%
Alabama Power Co.
5.50%, 10/15/17	10,000	10,665,274

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Ameren Corp.
2.70%, 11/15/20	$5,000	$5,012,473
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,161,988
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,068,561
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,100	3,078,388
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	6,650	7,354,090
CMS Energy Corp.
5.05%, 02/15/18	5,000	5,309,755
6.55%, 07/17/17	299	321,342
Commonwealth Edison Co.
5.80%, 03/15/18	5,147	5,611,677
6.15%, 09/15/17	2,930	3,154,024
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[a]	13,000	14,157,725
Series 06-D
5.30%, 12/01/16	3,000	3,125,389
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,085,217
5.65%, 09/15/18	7,000	7,704,071
6.13%, 03/15/19	1,000	1,128,746
Dominion Resources Inc./VA
1.25%, 03/15/17	6,300	6,261,077
1.90%, 06/15/18	10,500	10,446,467
6.40%, 06/15/18	200	220,853
Duke Energy Carolinas LLC
1.75%, 12/15/16	3,778	3,803,828
5.10%, 04/15/18	5,770	6,196,572
5.25%, 01/15/18	10,419	11,225,762
Duke Energy Corp.
1.63%, 08/15/17	23,570	23,604,890
2.10%, 06/15/18 (Call 05/15/18)[a]	2,600	2,618,840
Edison International
3.75%, 09/15/17	5,210	5,387,365
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,050	10,281,922
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,408,902
Exelon Corp.
1.55%, 06/09/17[a]	7,347	7,321,033
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,000	4,989,244
Georgia Power Co.
Series B
5.70%, 06/01/17	7,825	8,288,275
Jersey Central Power & Light Co.
5.65%, 06/01/17	555	584,060
MidAmerican Energy Co.
5.30%, 03/15/18	8,195	8,820,328
5.95%, 07/15/17	25	26,719
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17[a]	15,000	15,035,712
NiSource Finance Corp.
6.40%, 03/15/18	6,388	6,986,866
Northern States Power Co.
2.20%, 08/15/20 (Call 07/15/20)	720	718,882
Ohio Power Co.
6.05%, 05/01/18	7,225	7,876,533

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	$1,000	$1,054,813
6.80%, 09/01/18	4,850	5,421,656
Pacific Gas & Electric Co.
8.25%, 10/15/18	6,133	7,168,045
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	5,250	5,265,048
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	850	843,684
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,521,981
Public Service Co. of Colorado
5.80%, 08/01/18	350	384,099
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,032,057
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	6,050	6,011,879
Southern Co. (The)
1.30%, 08/15/17	4,790	4,749,415
2.45%, 09/01/18	7,490	7,544,142
Southern Power Co.
1.50%, 06/01/18	10,000	9,757,414
1.85%, 12/01/17	5,000	5,001,307
Southwestern Electric Power Co.
Series E
5.55%, 01/15/17	4,500	4,697,529
TransAlta Corp.
1.90%, 06/03/17	8,701	8,512,720
6.65%, 05/15/18	5,000	5,208,529
Virginia Electric & Power Co.
5.40%, 04/30/18	11,213	12,182,413
5.95%, 09/15/17	11,500	12,402,568
WEC Energy Group Inc.
1.65%, 06/15/18	1,825	1,814,764
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,000	2,986,876
Xcel Energy Inc.
1.20%, 06/01/17[a]	10,000	9,947,378
5.61%, 04/01/17	100	105,358

		348,656,525
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
5.25%, 10/15/18	789	864,216

		864,216
ELECTRONICS — 0.38%
Amphenol Corp.
1.55%, 09/15/17	3,240	3,229,387
2.55%, 01/30/19 (Call 12/30/18)	5,000	5,028,723
Corning Inc.
1.50%, 05/08/18[a]	2,160	2,123,956
Honeywell International Inc.
5.30%, 03/15/17[a]	2,100	2,208,744
5.30%, 03/01/18	3,343	3,622,390
Koninklijke Philips NV
5.75%, 03/11/18[a]	15,259	16,392,932
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	6,833	6,819,868
2.15%, 12/14/18	2,120	2,119,936

		41,545,936

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
1.63%, 05/08/17	$5,000	$4,995,651

		4,995,651
ENVIRONMENTAL CONTROL — 0.04%
Republic Services Inc.
3.80%, 05/15/18	4,500	4,682,436

		4,682,436
FOOD — 1.56%
Campbell Soup Co.
3.05%, 07/15/17	8,150	8,320,435
ConAgra Foods Inc.
1.90%, 01/25/18	7,095	7,039,085
5.82%, 06/15/17[a]	9,611	10,136,421
General Mills Inc.
1.40%, 10/20/17	7,500	7,481,035
5.70%, 02/15/17	12,845	13,512,815
Hershey Co. (The)
1.60%, 08/21/18	5,000	4,984,446
Ingredion Inc.
1.80%, 09/25/17	5,000	4,959,556
JM Smucker Co. (The)
1.75%, 03/15/18	9,215	9,188,779
Kellogg Co.
1.75%, 05/17/17[a]	8,000	8,007,304
3.25%, 05/21/18	3,758	3,872,844
Kraft Foods Group Inc.
2.25%, 06/05/17	14,150	14,289,668
6.13%, 08/23/18	5,825	6,419,181
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	10,575	10,572,277
2.00%, 07/02/18[c]	11,500	11,492,092
Kroger Co. (The)
2.20%, 01/15/17	13,000	13,110,038
6.40%, 08/15/17	3,000	3,239,314
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	5,000	5,014,017
6.13%, 02/01/18	6,450	7,040,400
6.50%, 08/11/17	200	216,080
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	1,290	1,295,999
5.25%, 02/12/18[a]	8,000	8,590,483
Unilever Capital Corp.
0.85%, 08/02/17[a]	10,418	10,368,787

		169,151,056
GAS — 0.30%
CenterPoint Energy Inc.
5.95%, 02/01/17[a]	5,000	5,230,248
6.50%, 05/01/18	4,500	4,938,679
Sempra Energy
2.30%, 04/01/17	5,000	5,040,236
2.40%, 03/15/20 (Call 02/15/20)	5,000	4,944,467
6.15%, 06/15/18	5,000	5,477,608

Security	Principal (000s)	Value

Southern California Gas Co.
1.55%, 06/15/18	$6,715	$6,685,561

		32,316,799
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
2.45%, 11/17/18	6,500	6,504,371

		6,504,371
HEALTH CARE — PRODUCTS — 1.03%
Baxter International Inc.
1.85%, 06/15/18[a]	11,030	10,981,849
Becton Dickinson and Co.
1.45%, 05/15/17	6,605	6,582,636
1.80%, 12/15/17[a]	16,355	16,385,537
Boston Scientific Corp.
2.65%, 10/01/18	5,000	5,034,345
Covidien International Finance SA
6.00%, 10/15/17	12,915	13,989,665
CR Bard Inc.
1.38%, 01/15/18	5,000	4,932,570
Danaher Corp.
1.65%, 09/15/18	12,500	12,497,474
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,489	1,504,476
Medtronic Inc.
0.88%, 02/27/17[a]	11,000	10,933,795
1.38%, 04/01/18	8,000	7,983,107
1.50%, 03/15/18	7,715	7,729,298
St. Jude Medical Inc.
2.00%, 09/15/18	2,405	2,388,993
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	4,810	4,791,894
2.00%, 04/01/18	5,416	5,396,670

		111,132,309
HEALTH CARE — SERVICES — 0.99%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,800	2,784,654
Anthem Inc.
1.88%, 01/15/18	18,000	17,943,238
2.30%, 07/15/18	544	544,998
2.38%, 02/15/17	2,000	2,015,150
Coventry Health Care Inc.
5.95%, 03/15/17	11,453	12,060,591
Humana Inc.
2.63%, 10/01/19	1,280	1,281,817
Laboratory Corp. of America Holdings
2.20%, 08/23/17	2,145	2,148,362
2.50%, 11/01/18	1,083	1,086,109
2.63%, 02/01/20	1,305	1,294,764
UnitedHealth Group Inc.
1.40%, 12/15/17	13,125	13,107,562
1.45%, 07/17/17	10,000	10,021,423
1.63%, 03/15/19	5,000	4,953,893
1.88%, 11/15/16	3,200	3,230,033
1.90%, 07/16/18[a]	10,715	10,787,011
6.00%, 06/15/17	7,365	7,880,555
6.00%, 02/15/18	14,459	15,819,611

		106,959,771

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	$10,000	$9,956,733

		9,956,733
HOME FURNISHINGS — 0.10%
Whirlpool Corp.
1.35%, 03/01/17[a]	4,725	4,702,492
1.65%, 11/01/17	5,805	5,763,024

		10,465,516
HOUSEHOLD PRODUCTS & WARES — 0.18%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,672,645
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,928,994
6.13%, 08/01/17	4,539	4,907,771

		19,509,410
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	1,680	1,678,812
2.15%, 10/15/18	3,430	3,408,458
6.25%, 04/15/18	2,925	3,185,399

		8,272,669
INSURANCE — 1.36%
Aflac Inc.
2.65%, 02/15/17[a]	12,200	12,383,553
American International Group Inc.
5.85%, 01/16/18	5,200	5,628,260
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	5,000	4,966,742
1.60%, 05/15/17[a]	17,620	17,763,093
2.00%, 08/15/18[a]	5,000	5,062,385
5.40%, 05/15/18[a]	14,721	16,045,055
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,035	7,053,515
1.90%, 01/31/17	7,355	7,415,452
Chubb Corp. (The)
5.75%, 05/15/18	841	919,861
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	1,120	1,172,425
Lincoln National Corp.
8.75%, 07/01/19	2,500	3,025,072
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	2,345	2,370,870
2.35%, 03/06/20 (Call 02/06/20)	3,785	3,768,884
MetLife Inc.
Series A
6.82%, 08/15/18	14,424	16,274,125
Prudential Financial Inc.
2.30%, 08/15/18	5,000	5,035,672
Series D
6.00%, 12/01/17	11,184	12,082,862
Travelers Companies Inc. (The)
5.75%, 12/15/17[a]	10,000	10,832,028

Security	Principal (000s)	Value

Voya Financial Inc.
2.90%, 02/15/18	$10,025	$10,169,201
XLIT Ltd.
2.30%, 12/15/18	5,000	5,000,393

		146,969,448
INTERNET — 0.43%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	10,050	9,969,319
Amazon.com Inc.
1.20%, 11/29/17[a]	8,845	8,831,751
Baidu Inc.
2.25%, 11/28/17	5,000	5,012,967
3.25%, 08/06/18	10,000	10,175,783
eBay Inc.
1.35%, 07/15/17	10,000	9,925,736
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	3,090	3,092,809

		47,008,365
IRON & STEEL — 0.12%
Nucor Corp.
5.75%, 12/01/17	2,300	2,440,945
Vale Overseas Ltd.
6.25%, 01/23/17	10,000	10,162,500

		12,603,445
LEISURE TIME — 0.00%
Carnival Corp.
1.88%, 12/15/17	175	175,134

		175,134
LODGING — 0.11%
Marriott International Inc./MD
6.38%, 06/15/17	2,850	3,031,891
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,370	2,360,843
2.95%, 03/01/17 (Call 02/01/17)	6,155	6,201,708

		11,594,442
MACHINERY — 1.25%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[a]	12,260	12,208,784
1.25%, 08/18/17[a]	12,200	12,182,159
1.63%, 06/01/17[a]	8,065	8,111,449
1.70%, 06/16/18	7,500	7,502,369
1.80%, 11/13/18	7,500	7,519,928
5.45%, 04/15/18[a]	1,500	1,631,045
7.05%, 10/01/18	5,000	5,702,805
Series G
2.45%, 09/06/18	5,000	5,092,996
John Deere Capital Corp.
1.05%, 12/15/16	7,000	7,004,592
1.13%, 06/12/17	10,000	9,983,168
1.20%, 10/10/17	1,050	1,046,611
1.35%, 01/16/18	15,520	15,475,567
1.55%, 12/15/17[a]	14,800	14,824,767
1.60%, 07/13/18	7,305	7,296,174

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.95%, 12/13/18 [a]	$5,000	$5,010,679
1.95%, 03/04/19[a]	5,160	5,159,072
2.25%, 04/17/19	1,000	1,008,595
Roper Technologies Inc.
2.05%, 10/01/18[a]	8,905	8,849,689

		135,610,449
MANUFACTURING — 0.91%
3M Co.
1.38%, 08/07/18	15,600	15,611,331
1.63%, 06/15/19	5,115	5,109,673
Crane Co.
2.75%, 12/15/18	200	202,349
Danaher Corp.
5.63%, 01/15/18	4,925	5,328,603
Dover Corp.
5.45%, 03/15/18	2,450	2,645,143
Eaton Corp.
1.50%, 11/02/17[a]	24,175	24,112,890
General Electric Co.
5.25%, 12/06/17	16,199	17,437,757
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,918,331
6.25%, 04/01/19	2,061	2,345,221
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,010	2,237,053
Pentair Finance SA
1.88%, 09/15/17	5,100	5,041,306
2.90%, 09/15/18	7,500	7,504,378
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,006,826
6.55%, 10/01/17[a]	200	217,368

		98,718,229
MEDIA — 1.78%
Comcast Corp.
5.70%, 05/15/18	7,177	7,868,663
5.88%, 02/15/18	13,903	15,176,977
6.30%, 11/15/17	12,296	13,407,577
6.50%, 01/15/17[a]	8,786	9,289,491
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	14,760	14,721,025
2.40%, 03/15/17	10,008	10,108,811
Historic TW Inc.
6.88%, 06/15/18	5,050	5,646,139
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,978	3,015,114
Thomson Reuters Corp.
1.30%, 02/23/17	7,404	7,373,808
1.65%, 09/29/17	3,500	3,485,195
4.70%, 10/15/19	2,450	2,637,792
6.50%, 07/15/18	2,075	2,299,551
Time Warner Cable Inc.
5.85%, 05/01/17	17,997	18,846,982
6.75%, 07/01/18	10,000	10,983,474
Viacom Inc.
2.50%, 12/15/16	3,434	3,466,191
2.50%, 09/01/18	5,000	4,996,318
3.50%, 04/01/17	15,520	15,889,338
6.13%, 10/05/17[a]	500	533,985
Walt Disney Co. (The)

Security	Principal (000s)	Value

0.88%, 05/30/17[a]	$7,000	$6,983,269
1.10%, 12/01/17[a]	14,930	14,889,925
1.13%, 02/15/17[a]	16,211	16,226,188
1.50%, 09/17/18[a]	5,225	5,228,223

		193,074,036
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	5,500	5,479,682
2.25%, 06/15/20 (Call 05/15/20)	5,000	4,994,674

		10,474,356
MINING — 0.56%
Barrick North America Finance LLC
6.80%, 09/15/18	700	742,125
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	17,604	17,612,132
5.40%, 03/29/17	5,100	5,347,524
Freeport-McMoRan Inc.
2.15%, 03/01/17[a]	5,166	4,830,210
2.30%, 11/14/17	3,230	2,874,700
2.38%, 03/15/18[a]	16,187	13,597,080
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	100	110,015
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	16,158	16,032,386

		61,146,172
OFFICE & BUSINESS EQUIPMENT — 0.21%
Xerox Corp.
2.95%, 03/15/17	12,300	12,395,040
6.35%, 05/15/18[a]	9,532	10,182,602

		22,577,642
OIL & GAS — 5.57%
Anadarko Petroleum Corp.
6.38%, 09/15/17	21,785	23,376,431
Apache Corp.
6.90%, 09/15/18	700	786,931
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,109,350
1.38%, 05/10/18[a]	8,615	8,532,550
1.67%, 02/13/18	10,200	10,199,225
1.85%, 05/05/17[a]	14,941	15,027,143
2.24%, 09/26/18[a]	4,651	4,690,815
2.24%, 05/10/19	6,225	6,231,457
British Transco Finance Inc.
6.63%, 06/01/18	7,400	8,206,199
Canadian Natural Resources Ltd.
1.75%, 01/15/18	4,690	4,605,573
5.70%, 05/15/17[a]	10,226	10,700,299
5.90%, 02/01/18	10,100	10,769,340
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	450	448,376
1.34%, 11/09/17	10,000	10,024,393
1.35%, 11/15/17[a]	30,060	30,093,921
1.37%, 03/02/18	17,242	17,199,206
1.72%, 06/24/18 (Call 05/24/18)	17,250	17,308,897
1.79%, 11/16/18	10,000	10,023,780

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	$20,000	$19,916,237
ConocoPhillips
6.65%, 07/15/18	7,990	8,961,106
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	15,015	14,854,052
1.50%, 05/15/18	10,850	10,790,969
EOG Resources Inc.
5.88%, 09/15/17	2,470	2,646,950
6.88%, 10/01/18	4,845	5,481,226
Exxon Mobil Corp.
0.92%, 03/15/17[a]	21,150	21,145,811
1.31%, 03/06/18[a]	15,300	15,292,387
Hess Corp.
1.30%, 06/15/17	6,345	6,260,338
Husky Energy Inc.
6.20%, 09/15/17	4,650	4,912,350
Marathon Oil Corp.
5.90%, 03/15/18	7,484	7,989,879
6.00%, 10/01/17	6,610	7,011,218
Murphy Oil Corp.
2.50%, 12/01/17	5,000	4,853,820
Nabors Industries Inc.
6.15%, 02/15/18	10,750	10,965,000
Noble Holding International Ltd.
2.50%, 03/15/17	5,000	4,787,500
4.00%, 03/16/18	6,000	5,520,000
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	6,155	6,118,216
1.75%, 02/15/17	12,695	12,749,920
Petroleos Mexicanos
3.50%, 07/18/18	10,000	10,087,500
5.75%, 03/01/18	15,500	16,391,250
Phillips 66
2.95%, 05/01/17	22,138	22,559,090
Pioneer Natural Resources Co.
3.45%, 01/15/21	525	523,687
6.65%, 03/15/17	5,950	6,242,615
6.88%, 05/01/18	1,500	1,620,725
Rowan Companies Inc.
5.00%, 09/01/17	4,106	4,147,060
Shell International Finance BV
1.13%, 08/21/17[a]	3,645	3,631,914
1.25%, 11/10/17	10,000	9,975,863
1.63%, 11/10/18	9,645	9,616,828
1.90%, 08/10/18[a]	7,847	7,892,764
2.00%, 11/15/18[a]	10,973	11,043,069
5.20%, 03/22/17	4,832	5,066,774
Southwestern Energy Co.
3.30%, 01/23/18	3,000	2,730,359
7.50%, 02/01/18	6,700	6,531,960
Statoil ASA
1.15%, 05/15/18	1,505	1,487,780
1.20%, 01/17/18	10,000	9,931,723
1.25%, 11/09/17	7,000	6,975,136
1.95%, 11/08/18	8,905	8,936,094
3.13%, 08/17/17	19,216	19,795,311
Suncor Energy Inc.
6.10%, 06/01/18	5,250	5,714,997
Total Capital Canada Ltd.
1.45%, 01/15/18	7,708	7,695,590
Total Capital International SA
1.00%, 01/10/17	6,000	5,987,714

Security	Principal (000s)	Value

1.50%, 02/17/17[a]	$12,436	$12,490,187
1.55%, 06/28/17	9,309	9,347,125
Total Capital SA
2.13%, 08/10/18	17,037	17,236,815
Valero Energy Corp.
6.13%, 06/15/17	10,615	11,269,155

		603,519,950
OIL & GAS SERVICES — 0.40%
Baker Hughes Inc.
7.50%, 11/15/18	5,951	6,806,881
Cameron International Corp.
1.15%, 12/15/16	2,441	2,431,315
1.40%, 06/15/17	8,000	7,923,243
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	400	400,729
5.90%, 09/15/18	8,724	9,622,832
National Oilwell Varco Inc.
1.35%, 12/01/17	4,750	4,686,429
Weatherford International LLC
6.35%, 06/15/17	11,465	11,235,700

		43,107,129
PHARMACEUTICALS — 4.19%
AbbVie Inc.
1.75%, 11/06/17	41,551	41,695,433
1.80%, 05/14/18[a]	24,332	24,275,527
Actavis Funding SCS
1.30%, 06/15/17[a]	10,250	10,182,361
1.85%, 03/01/17[a]	4,900	4,905,603
2.35%, 03/12/18	25,840	26,030,395
Actavis Inc.
1.88%, 10/01/17	15,835	15,845,850
Allergan Inc./U.S.
1.35%, 03/15/18	5,000	4,921,300
AmerisourceBergen Corp.
1.15%, 05/15/17	7,850	7,789,704
AstraZeneca PLC
1.75%, 11/16/18	15,000	15,001,188
5.90%, 09/15/17	17,854	19,272,601
Baxalta Inc.
2.00%, 06/22/18[a,c]	1,400	1,387,992
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	1,162	1,155,092
1.75%, 03/01/19[a]	10,000	9,966,821
Cardinal Health Inc.
1.90%, 06/15/17	5,500	5,527,785
1.95%, 06/15/18	7,440	7,438,667
Eli Lilly & Co.
1.25%, 03/01/18[a]	11,345	11,318,094
1.95%, 03/15/19	3,315	3,337,618
5.20%, 03/15/17	8,614	9,051,358
Express Scripts Holding Co.
1.25%, 06/02/17[a]	2,210	2,195,751
2.65%, 02/15/17	11,920	12,049,218
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	34,600	37,980,873
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	17,409	17,474,104
Johnson & Johnson
1.13%, 11/21/17	5,100	5,098,876

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.65%, 12/05/18	$5,000	$5,019,477
5.15%, 07/15/18[a]	10,500	11,516,655
5.55%, 08/15/17	9,160	9,857,029
McKesson Corp.
1.29%, 03/10/17	12,225	12,156,718
1.40%, 03/15/18	2,918	2,883,695
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	19,874,017
Merck & Co. Inc.
1.10%, 01/31/18[a]	9,125	9,075,094
1.30%, 05/18/18	20,368	20,295,684
Mylan Inc.
2.60%, 06/24/18	5,000	4,965,934
Perrigo Co. PLC
2.30%, 11/08/18[a]	567	559,417
Pfizer Inc.
0.90%, 01/15/17[a]	11,420	11,389,967
1.10%, 05/15/17[a]	18,300	18,256,223
1.50%, 06/15/18[a]	10,000	9,956,127
4.65%, 03/01/18	200	213,299
Sanofi
1.25%, 04/10/18	15,100	15,055,536
Zoetis Inc.
1.88%, 02/01/18	9,545	9,448,231

		454,425,314
PIPELINES — 1.83%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	11,000	11,174,745
5.88%, 11/15/16	2,000	2,038,800
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	6,500	7,003,338
Columbia Pipeline Group Inc.
2.45%, 06/01/18[c]	5,000	4,966,730
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	9,007	9,270,841
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)[a]	5,000	5,014,751
5.88%, 12/15/16	4,800	4,940,732
9.88%, 03/01/19	5,000	5,835,588
Energy Transfer Partners LP
2.50%, 06/15/18	13,920	13,592,090
6.13%, 02/15/17	750	779,446
6.70%, 07/01/18	2,346	2,507,204
Enterprise Products Operating LLC
1.65%, 05/07/18	5,060	4,991,175
6.65%, 04/15/18	4,594	5,049,595
Series L
6.30%, 09/15/17	13,481	14,460,500
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	7,000	7,154,647
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	3,025	2,930,346
7.25%, 06/01/18	2,615	2,731,255
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	4,700	4,580,956
3.20%, 09/15/18 (Call 08/15/18)[a]	7,171	7,043,537
8.63%, 03/01/19	1,620	1,819,492
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	5,000	5,507,616
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	5,000	4,695,768

Security	Principal (000s)	Value

6.50%, 05/01/18	$6,310	$6,680,561
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	2,292	2,355,783
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	17,046	17,837,560
TransCanada PipeLines Ltd.
1.63%, 11/09/17	10,000	9,984,524
1.88%, 01/12/18	11,695	11,694,393
6.50%, 08/15/18	10,543	11,733,735
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	3,335	3,272,663
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	6,135	6,446,876

		198,095,247
REAL ESTATE INVESTMENT TRUSTS — 0.95%
American Tower Corp.
4.50%, 01/15/18	12,948	13,581,952
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,836,831
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)[a]	7,776	8,075,821
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	420	438,199
DDR Corp.
4.75%, 04/15/18 (Call 02/14/18)	600	629,062
7.88%, 09/01/20	5,000	6,008,579
ERP Operating LP
5.75%, 06/15/17	6,209	6,580,898
Essex Portfolio LP
5.50%, 03/15/17	200	208,892
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	10,000	10,347,992
6.70%, 01/30/18	500	546,193
Kimco Realty Corp.
5.70%, 05/01/17	200	210,609
6.88%, 10/01/19	5,214	6,000,326
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	1,400	1,416,525
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,046
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	3,000	3,000,112
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	10,100	10,201,615
6.13%, 05/30/18 (Call 12/21/15)	9,569	10,644,269
Ventas Realty LP
1.25%, 04/17/17	4,000	3,973,611
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,250	5,235,625
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	5,000	5,235,833
4.70%, 09/15/17	7,900	8,267,603

		102,540,593
RETAIL — 2.04%
AutoNation Inc.
6.75%, 04/15/18	5,000	5,476,941
AutoZone Inc.
1.30%, 01/13/17	5,425	5,412,032
7.13%, 08/01/18	5,000	5,626,255

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Best Buy Co. Inc.
5.00%, 08/01/18	$3,800	$3,957,852
Costco Wholesale Corp.
1.13%, 12/15/17[a]	11,390	11,353,132
1.75%, 02/15/20[a]	2,815	2,791,742
5.50%, 03/15/17	2,000	2,109,194
CVS Health Corp.
1.20%, 12/05/16	10,336	10,347,783
1.90%, 07/20/18	20,000	20,073,120
5.75%, 06/01/17	10,387	11,052,763
Dollar General Corp.
4.13%, 07/15/17[a]	5,025	5,179,336
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	8,951	9,168,675
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	7,550	7,601,909
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	6,025	6,294,150
7.45%, 07/15/17[a]	4,300	4,662,255
McDonald’s Corp.
1.88%, 05/29/19	1,000	987,951
2.20%, 05/26/20 (Call 04/26/20)	5,000	4,925,134
5.35%, 03/01/18	4,348	4,680,019
5.80%, 10/15/17	10,000	10,739,399
Nordstrom Inc.
6.25%, 01/15/18	10,000	10,931,661
Starbucks Corp.
0.88%, 12/05/16	3,332	3,329,949
2.00%, 12/05/18 (Call 11/05/18)[a]	4,000	4,017,368
Target Corp.
2.30%, 06/26/19	6,604	6,727,884
5.38%, 05/01/17	11,195	11,863,136
6.00%, 01/15/18	5,418	5,937,586
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	8,000	8,007,001
1.13%, 04/11/18	20,000	19,938,637
4.13%, 02/01/19	745	803,677
5.38%, 04/05/17	6,000	6,354,906
5.80%, 02/15/18	500	549,361
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,668	10,633,983

		221,534,791
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	4,815	5,005,989
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	12,500	12,762,006

		17,767,995
SEMICONDUCTORS — 0.66%
Altera Corp.
2.50%, 11/15/18[a]	10,000	10,106,208
Intel Corp.
1.35%, 12/15/17	38,860	38,956,447
KLA-Tencor Corp.
2.38%, 11/01/17	2,530	2,531,801
QUALCOMM Inc.
1.40%, 05/18/18	10,145	10,036,213

Security	Principal (000s)	Value

Texas Instruments Inc.
0.88%, 03/12/17	$9,500	$9,456,496
1.00%, 05/01/18	650	641,137

		71,728,302
SOFTWARE — 1.00%
Autodesk Inc.
1.95%, 12/15/17	200	199,062
3.13%, 06/15/20 (Call 05/15/20)	1,370	1,359,651
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	5,000	5,049,661
Fidelity National Information Services Inc.
1.45%, 06/05/17	14,700	14,529,181
2.85%, 10/15/18	9,150	9,223,629
Microsoft Corp.
0.88%, 11/15/17[a]	10,000	9,978,489
1.30%, 11/03/18	15,000	14,962,650
Oracle Corp.
1.20%, 10/15/17[a]	22,072	22,130,583
5.75%, 04/15/18	28,000	30,771,443

		108,204,349
TELECOMMUNICATIONS — 2.58%
AT&T Inc.
1.40%, 12/01/17[a]	13,310	13,235,369
1.60%, 02/15/17[a]	3,864	3,873,813
1.70%, 06/01/17[a]	10,000	10,031,586
2.38%, 11/27/18[a]	14,567	14,734,385
5.50%, 02/01/18	35,372	38,157,858
5.60%, 05/15/18[a]	5,616	6,115,399
British Telecommunications PLC
1.25%, 02/14/17	7,950	7,927,644
5.95%, 01/15/18[a]	10,239	11,091,223
Cisco Systems Inc.
1.10%, 03/03/17[a]	24,980	24,984,166
1.65%, 06/15/18[a]	13,000	13,071,962
3.15%, 03/14/17	10,299	10,562,932
Deutsche Telekom International Finance BV
6.75%, 08/20/18	2,082	2,334,918
Harris Corp.
2.00%, 04/27/18	1,620	1,602,004
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,000	993,813
Rogers Communications Inc.
6.80%, 08/15/18	9,990	11,196,589
Telefonica Emisiones SAU
3.19%, 04/27/18	13,000	13,276,691
6.22%, 07/03/17	5,250	5,600,192
Verizon Communications Inc.
1.35%, 06/09/17[a]	16,536	16,526,976
3.65%, 09/14/18	14,772	15,520,500
6.10%, 04/15/18	4,250	4,674,815
Vodafone Group PLC
1.25%, 09/26/17[a]	7,200	7,150,299
1.50%, 02/19/18	13,973	13,889,079
1.63%, 03/20/17	20,150	20,133,987
5.63%, 02/27/17	12,669	13,301,928

		279,988,128

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
6.30%, 09/15/17	$1,000	$1,071,013

		1,071,013
TRANSPORTATION — 0.65%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17[a]	12,630	13,362,487
5.75%, 03/15/18	3,355	3,656,521
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	2,200	2,207,589
5.55%, 05/15/18	7,902	8,595,242
5.85%, 11/15/17[a]	2,285	2,471,847
CSX Corp.
5.60%, 05/01/17	8,000	8,446,776
6.25%, 03/15/18	8,206	9,007,923
Norfolk Southern Corp.
5.75%, 04/01/18	7,835	8,486,889
7.70%, 05/15/17	2,750	2,985,931
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	100	100,573
2.55%, 06/01/19 (Call 05/01/19)	1,000	994,846
2.65%, 03/02/20 (Call 02/02/20)	1,200	1,185,428
3.50%, 06/01/17	4,000	4,090,839
Union Pacific Corp.
5.70%, 08/15/18	2,746	3,029,240
United Parcel Service Inc.
5.50%, 01/15/18[a]	1,245	1,354,437

		69,976,568
TRUCKING & LEASING — 0.15%
GATX Corp.
1.25%, 03/04/17	10,800	10,701,576
2.38%, 07/30/18	5,000	4,974,056
2.50%, 03/15/19	1,000	988,899

		16,664,531
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,398,716

		5,398,716

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,955,771,662)		8,916,756,183

FOREIGN GOVERNMENT OBLIGATIONS[e] — 16.33%

BRAZIL — 0.22%
Brazilian Government International Bond
6.00%, 01/17/17[a]	22,600	23,419,250

		23,419,250
CANADA — 2.15%
Canada Government International Bond
0.88%, 02/14/17	26,700	26,692,991
1.13%, 03/19/18	37,950	37,941,879

Security	Principal (000s)	Value

Export Development Canada
0.88%, 01/30/17	$21,160	$21,163,870
1.00%, 05/15/17	18,520	18,532,149
1.00%, 06/15/18[a]	15,000	14,927,466
1.00%, 11/01/18	5,900	5,849,697
Province of British Columbia Canada
1.20%, 04/25/17	10,500	10,527,389
Province of Manitoba Canada
1.75%, 05/30/19	5,000	4,990,007
Province of New Brunswick
5.20%, 02/21/17	9,789	10,264,740
Province of Ontario Canada
1.10%, 10/25/17[a]	24,800	24,731,711
1.20%, 02/14/18	16,765	16,707,297
2.00%, 09/27/18[a]	15,000	15,179,263
3.00%, 07/16/18[a]	15,000	15,566,133
3.15%, 12/15/17[a]	9,098	9,432,341

		232,506,933
COLOMBIA — 0.19%
Colombia Government International Bond
7.38%, 01/27/17	18,800	20,036,151

		20,036,151
GERMANY — 0.43%
FMS Wertmanagement AoeR
1.00%, 11/21/17	400	398,856
1.13%, 09/05/17	6,750	6,755,550
1.25%, 07/30/18	14,700	14,667,672
1.63%, 11/20/18	25,000	25,141,433

		46,963,511
ITALY — 0.09%
Italy Government International Bond
5.38%, 06/12/17	9,000	9,509,458

		9,509,458
JAPAN — 0.40%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17[a]	2,500	2,492,271
1.75%, 07/31/18	30,800	30,908,089
1.75%, 11/13/18	10,000	10,005,879

		43,406,239
MEXICO — 0.33%
Mexico Government International Bond
5.63%, 01/15/17[a]	34,174	35,745,555

		35,745,555
PHILIPPINES — 0.06%
Philippine Government International Bond
9.38%, 01/18/17	5,900	6,460,500

		6,460,500

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SOUTH KOREA — 0.22%
Export-Import Bank of Korea
1.75%, 02/27/18	$5,000	$4,978,547
2.88%, 09/17/18	8,240	8,417,636
4.00%, 01/11/17	7,050	7,235,010
Republic of Korea
5.13%, 12/07/16	3,467	3,605,229

		24,236,422
SUPRANATIONAL — 11.42%
African Development Bank
0.75%, 11/03/17	23,400	23,263,852
0.88%, 03/15/18[a]	12,400	12,319,360
1.13%, 03/15/17[a]	19,020	19,067,776
Asian Development Bank
0.75%, 01/11/17	19,900	19,873,231
0.75%, 07/28/17	15,000	14,941,742
1.13%, 03/15/17	23,880	23,939,681
1.13%, 06/05/18[a]	35,000	34,927,385
1.50%, 09/28/18	10,000	10,051,176
1.75%, 09/11/18	20,000	20,247,252
5.25%, 06/12/17	19,020	20,253,067
Corp. Andina de Fomento
1.50%, 08/08/17	15,200	15,154,145
Council of Europe Development Bank
1.00%, 03/07/18	15,000	14,933,451
1.13%, 05/31/18	15,000	14,947,071
1.50%, 06/19/17	8,000	8,062,077
European Bank for Reconstruction & Development
0.75%, 09/01/17[a]	500	497,650
1.00%, 02/16/17	38,150	38,197,184
1.00%, 09/17/18	15,000	14,861,070
European Investment Bank
0.88%, 04/18/17	57,250	57,194,811
1.00%, 08/17/17[a]	26,000	25,976,959
1.00%, 12/15/17	10,500	10,465,828
1.00%, 03/15/18	25,600	25,468,129
1.00%, 06/15/18	13,200	13,105,107
1.13%, 12/15/16	43,450	43,572,164
1.13%, 09/15/17[a]	10,000	10,005,708
1.13%, 08/15/18	75,000	74,604,487
1.25%, 05/15/18	66,000	65,961,311
1.75%, 03/15/17	30,000	30,314,082
4.88%, 01/17/17	32,800	34,268,069
5.13%, 05/30/17[a]	26,200	27,806,301
Inter-American Development Bank
1.00%, 07/14/17[a]	28,000	28,007,820
1.13%, 03/15/17[a]	28,010	28,090,744
1.13%, 08/28/18[a]	25,000	24,889,805
1.25%, 01/16/18[a]	25,000	25,070,875
1.50%, 09/25/18	17,000	17,082,054
4.25%, 09/10/18[a]	12,000	12,954,802
International Bank for Reconstruction & Development
0.75%, 12/15/16	22,900	22,875,994
0.88%, 04/17/17[a]	75,000	74,918,490
1.00%, 06/15/18	25,000	24,863,615
1.00%, 10/05/18	35,000	34,713,675
1.13%, 07/18/17	11,000	11,028,923
1.38%, 04/10/18[a]	32,000	32,156,637
Series GDIF
1.00%, 11/15/17[a]	30,000	29,958,174
International Finance Corp.
0.88%, 06/15/18[a]	20,000	19,828,716
1.00%, 04/24/17[a]	16,000	16,008,669

Security	Principal or Shares (000s)	Value

1.25%, 07/16/18	$30,000	$30,008,139
1.25%, 11/27/18	15,100	15,062,878
1.75%, 09/04/18[a]	11,000	11,139,534
Nordic Investment Bank
1.00%, 03/07/17	31,000	31,034,174
1.13%, 03/19/18	24,000	23,994,864

		1,237,968,708
SWEDEN — 0.35%
Svensk Exportkredit AB
1.13%, 04/05/18[a]	12,500	12,444,190
1.75%, 05/30/17[a]	25,000	25,278,463
5.13%, 03/01/17	500	525,705

		38,248,358
TURKEY — 0.47%
Turkey Government International Bond
6.75%, 04/03/18	25,100	27,122,808
7.50%, 07/14/17[a]	22,350	24,012,167

		51,134,975

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,774,363,689)		1,769,636,060

U.S. GOVERNMENT OBLIGATIONS — 0.18%
U.S. Treasury Note/Bond
1.63%, 06/30/20	20,000	19,996,600

		19,996,600

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,992,826)		19,996,600

SHORT-TERM INVESTMENTS — 6.45%

MONEY MARKET FUNDS — 6.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,f,g]	562,845	562,844,691
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,f,g]	48,572	48,572,192

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,f]	87,668	$87,668,473

		699,085,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $699,085,356)		699,085,356

TOTAL INVESTMENTS IN SECURITIES — 105.25%
(Cost: $11,449,213,533)		11,405,474,199
Other Assets, Less Liabilities — (5.25)%		(569,406,227)

NET ASSETS — 100.00%		$10,836,067,972

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

November 30, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.92%
U.S. Treasury Note/Bond
0.50%, 09/30/16	$5,542	$5,535,936
0.50%, 02/28/17	4,271	4,256,308
0.50%, 03/31/17	283,059	281,940,925
0.50%, 07/31/17	6,820	6,779,899
0.63%, 07/15/16	889	889,460
0.63%, 08/15/16	509	508,937
0.63%, 10/15/16	33,774	33,760,828
0.63%, 11/15/16	89,401	89,324,116
0.63%, 12/15/16	316,477	316,154,203
0.63%, 02/15/17	39,613	39,544,867
0.63%, 05/31/17	632,372	630,304,125
0.63%, 06/30/17	38,120	37,986,581
0.63%, 08/31/17	475,533	473,317,002
0.63%, 09/30/17	417,884	415,790,405
0.63%, 11/30/17	264,195	262,451,302
0.63%, 04/30/18	230,038	227,535,193
0.75%, 01/15/17	238,736	238,697,805
0.75%, 03/15/17	66,681	66,654,994
0.75%, 06/30/17	36,702	36,645,112
0.75%, 10/31/17	141,663	141,175,676
0.75%, 12/31/17	177,698	176,845,044
0.75%, 02/28/18	307,262	305,274,006
0.75%, 03/31/18	237,482	235,819,633
0.75%, 04/15/18	165,108	163,863,089
0.88%, 09/15/16	111,194	111,407,293
0.88%, 11/30/16	26,030	26,070,606
0.88%, 12/31/16	7,556	7,564,968
0.88%, 04/15/17	47,189	47,237,131
0.88%, 04/30/17	298,174	298,430,427
0.88%, 05/15/17	278,084	278,303,692
0.88%, 06/15/17	219,122	219,245,124
0.88%, 07/15/17	29,631	29,639,595
0.88%, 08/15/17	39,049	39,043,924
0.88%, 10/15/17	232,876	232,729,279
0.88%, 11/15/17	41,475	41,421,498
0.88%, 01/15/18	88,760	88,507,924
0.88%, 01/31/18	20,980	20,916,430
0.88%, 07/15/18	86,141	85,541,460
0.88%, 10/15/18	43,904	43,481,644
1.00%, 08/31/16	659	660,645
1.00%, 10/31/16	581	582,556
1.00%, 03/31/17	694,792	696,716,525
1.00%, 09/15/17	205,996	206,348,233
1.00%, 12/15/17	297,951	298,102,940
1.00%, 02/15/18	108,385	108,298,290
1.00%, 03/15/18	140,070	139,899,112
1.00%, 05/15/18	41,892	41,792,297
1.00%, 05/31/18	5,394	5,379,166
1.00%, 08/15/18	382,175	380,412,878
1.00%, 09/15/18	43,904	43,669,112
1.13%, 06/15/18	203,276	203,308,522
1.25%, 11/30/18	223,182	223,306,998
1.38%, 06/30/18	17,929	18,048,227
1.38%, 07/31/18	231,152	232,557,409
1.38%, 09/30/18	123,972	124,614,173
1.50%, 06/30/16	324	325,707
1.50%, 07/31/16	147	147,910

Security	Principal (000s)	Value

1.50%, 08/31/18	$85,480	$86,243,785
1.50%, 12/31/18	234,225	235,876,291
1.75%, 10/31/18	125,668	127,635,963
1.88%, 08/31/17	256,150	260,540,383
1.88%, 09/30/17	105,048	106,923,111
1.88%, 10/31/17	213,706	217,546,290
2.25%, 11/30/17	37,390	38,343,823
2.38%, 07/31/17	149,471	153,228,713
2.38%, 05/31/18	83,079	85,730,877
2.38%, 06/30/18	87,268	90,059,695
2.50%, 06/30/17	81,154	83,272,937
2.63%, 01/31/18	142,180	147,080,943
2.63%, 04/30/18	4,964	5,150,597
2.75%, 11/30/16	2,979	3,038,699
2.75%, 05/31/17	196,444	202,152,659
2.75%, 12/31/17	1,810	1,876,065
2.75%, 02/28/18	417,349	433,183,246
2.88%, 03/31/18	215,842	224,898,728
3.00%, 02/28/17	4,759	4,890,443
3.13%, 10/31/16	1,746	1,784,814
3.13%, 01/31/17	4,146	4,258,937
3.13%, 04/30/17	2,242	2,315,313
3.25%, 12/31/16	5,936	6,094,551
3.25%, 03/31/17	3,474	3,588,538
3.50%, 02/15/18	89,991	94,840,615
3.88%, 05/15/18	7,367	7,870,388
4.25%, 11/15/17	18,785	19,990,433
4.50%, 05/15/17	18,785	19,793,001
4.63%, 11/15/16	23,665	24,540,366
4.63%, 02/15/17	5,631	5,892,617
4.75%, 08/15/17	18,785	20,027,064
7.50%, 11/15/16	4,192	4,459,995
8.75%, 05/15/17	6,752	7,524,091
8.88%, 08/15/17	2,772	3,147,412

		11,218,568,524

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,253,115,014)		11,218,568,524

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

November 30, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	263,115	$263,114,934

		263,114,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $263,114,934)		263,114,934

TOTAL INVESTMENTS IN SECURITIES — 101.24%
(Cost: $11,516,229,948)		11,481,683,458
Other Assets, Less Liabilities — (1.24)%		(140,963,749)

NET ASSETS — 100.00%		$11,340,719,709

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

November 30, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.97%
U.S. Treasury Note/Bond
0.50%, 03/31/19[a]	$1,357	$1,364,795
1.00%, 06/30/19[a]	22,577	22,278,984
1.00%, 08/31/19[a]	283,721	279,099,191
1.00%, 09/30/19	23,304	22,901,075
1.00%, 11/30/19	27,070	26,544,300
1.13%, 12/31/19	49,260	48,499,426
1.13%, 03/31/20[a]	15,812	15,516,315
1.13%, 04/30/20	82,377	80,772,298
1.25%, 11/30/18[a]	27	27,015
1.25%, 01/31/19[a]	122,412	122,266,726
1.25%, 04/30/19[a]	28,400	28,300,317
1.25%, 01/31/20[a]	4,750	4,693,713
1.25%, 02/29/20[a]	158,655	156,608,349
1.38%, 02/28/19[a]	47,485	47,567,622
1.38%, 01/31/20[a]	2,217	2,201,636
1.38%, 02/29/20	15,445	15,325,610
1.38%, 03/31/20[a]	60,503	59,977,227
1.38%, 05/31/20[a]	135,296	133,826,687
1.38%, 08/31/20[a]	17,369	17,159,009
1.38%, 09/30/20[a]	14,980	14,782,114
1.50%, 12/31/18[a]	274,598	276,533,921
1.50%, 01/31/19[a]	148,693	149,647,606
1.50%, 02/28/19	150,241	151,118,798
1.50%, 10/31/19	29,130	29,159,421
1.50%, 05/31/20[a]	1,532	1,524,968
1.50%, 01/31/22	119,045	116,209,343
1.63%, 03/31/19[a]	35,846	36,174,349
1.63%, 04/30/19[a]	49,942	50,385,485
1.63%, 07/31/19	28,400	28,611,011
1.63%, 12/31/19	72,480	72,786,593
1.63%, 07/31/20	1,529	1,527,823
1.63%, 11/30/20	12,480	12,461,904
1.63%, 08/15/22[a]	175,008	171,238,329
1.63%, 11/15/22[a]	203,720	198,816,464
1.75%, 09/30/19[a]	140,455	141,991,590
1.75%, 02/28/22[a]	96,968	95,984,744
1.75%, 03/31/22[a]	8,739	8,642,609
1.75%, 05/15/22[a]	208,852	206,253,875
1.75%, 09/30/22[a]	4,026	3,964,805
1.88%, 06/30/20[a]	5,058	5,114,043
1.88%, 11/30/21[a]	110,783	110,767,490
1.88%, 05/31/22[a]	2,305	2,293,498
1.88%, 08/31/22	48,219	47,885,324
1.88%, 10/31/22[a]	19,597	19,443,752
2.00%, 09/30/20	19,359	19,665,454
2.00%, 11/30/20	161,420	163,703,892
2.00%, 02/28/21[a]	13,039	13,202,872
2.00%, 05/31/21[a]	90,031	90,996,131
2.00%, 08/31/21	6,470	6,527,131
2.00%, 10/31/21	42,039	42,352,188
2.00%, 07/31/22[a]	18,785	18,821,443
2.00%, 11/30/22	8,400	8,400,672
2.13%, 08/31/20[a]	176,194	179,909,933
2.13%, 01/31/21	122,506	124,856,379
2.13%, 08/15/21	152,801	155,369,573
2.13%, 09/30/21	29,727	30,177,958
2.25%, 04/30/21[a]	625,073	640,593,575

Security	Principal or Shares (000s)	Value

2.38%, 12/31/20[a]	$29,342	$30,291,887
2.63%, 08/15/20[a]	40,531	42,305,446
2.63%, 11/15/20[a]	162,075	169,136,089
2.75%, 02/15/19[a]	31,425	32,865,208
3.13%, 05/15/19[a]	59,980	63,545,811
3.38%, 11/15/19[a]	1,682	1,804,971
3.50%, 05/15/20	151,785	164,054,759
3.63%, 08/15/19[a]	19,653	21,210,894
8.75%, 05/15/20	11,760	15,365,733

		5,073,408,153

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,092,231,739)		5,073,408,153

SHORT-TERM INVESTMENTS — 25.50%

MONEY MARKET FUNDS — 25.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	1,203,069	1,203,068,510
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	103,822	103,822,023

		1,306,890,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,306,890,533)		1,306,890,533

TOTAL INVESTMENTS IN SECURITIES — 124.47%
(Cost: $6,399,122,272)		6,380,298,686
Other Assets, Less Liabilities — (24.47)%		(1,254,257,425)

NET ASSETS — 100.00%		$5,126,041,261

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.29%
U.S. Treasury Note/Bond
1.50%, 01/31/22[a]	$96	$93,712
1.63%, 08/15/22[a]	175	170,937
1.63%, 11/15/22[a]	14,644	14,291,422
1.75%, 05/15/22[a]	813	802,393
1.75%, 05/15/23[a]	995,684	974,804,800
1.88%, 11/30/21[a]	15	14,998
2.00%, 05/31/21[a]	14	14,251
2.00%, 11/15/21[a]	3	2,720
2.00%, 02/15/23[a]	4,327	4,325,245
2.00%, 02/15/25[a]	666,786	654,803,483
2.00%, 08/15/25[a]	16,795	16,459,058
2.13%, 08/15/21	75	76,464
2.13%, 05/15/25[a]	615,082	609,878,499
2.25%, 04/30/21[a]	202	207,118
2.25%, 07/31/21[a]	24	24,459
2.25%, 11/15/24	813,328	817,053,344
2.25%, 11/15/25[a]	987	989,695
2.38%, 08/15/24[a]	2,120,588	2,153,902,823
2.50%, 08/15/23[a]	1,962	2,024,004
2.50%, 05/15/24[a]	1,534,860	1,576,562,603
2.75%, 11/15/23[a]	63,728	66,899,531
2.75%, 02/15/24[a]	1,312,842	1,375,582,287
3.13%, 05/15/21	13	14,213

		8,268,998,059

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,345,753,956)		8,268,998,059

SHORT-TERM INVESTMENTS — 8.70%

MONEY MARKET FUNDS — 8.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	556,297	556,297,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	48,007	48,007,178

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	120,481	$120,480,887

		724,785,494

TOTAL SHORT-TERM INVESTMENTS
(Cost: $724,785,494)		724,785,494

TOTAL INVESTMENTS IN SECURITIES — 107.99%
(Cost: $9,070,539,450)		8,993,783,553
Other Assets, Less Liabilities — (7.99)%		(665,614,179)

NET ASSETS — 100.00%		$8,328,169,374

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.15%
U.S. Treasury Note/Bond
7.50%, 11/15/24[a]	$24	$34,195
7.63%, 02/15/25[a]	11,019	16,057,178
6.88%, 08/15/25[a]	11,167	15,771,295
6.00%, 02/15/26[a]	18,010	24,209,583
6.75%, 08/15/26	9,360	13,354,853
6.50%, 11/15/26[a]	13,446	18,940,414
6.63%, 02/15/27[a]	11,788	16,827,675
6.38%, 08/15/27[a]	8,195	11,592,007
6.13%, 11/15/27	54,508	75,946,931
5.50%, 08/15/28[a]	20,127	26,918,990
5.25%, 11/15/28[a]	28,597	37,546,981
5.25%, 02/15/29[a]	40,006	52,672,702
6.13%, 08/15/29[a]	23,674	33,774,083
6.25%, 05/15/30[a]	35,624	51,909,286
5.38%, 02/15/31[a]	56,782	77,380,257
2.38%, 08/15/24	835	848,118
2.25%, 11/15/24	4,645	4,666,274
2.00%, 02/15/25	4,000	3,928,120

		482,378,942

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $490,682,227)		482,378,942

SHORT-TERM INVESTMENTS — 45.64%

MONEY MARKET FUNDS — 45.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	200,609	200,609,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	17,312	17,312,106
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	4,134	4,134,310

		222,055,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $222,055,581)		222,055,581

TOTAL INVESTMENTS IN SECURITIES — 144.79%
(Cost: $712,737,808)		704,434,523
Other Assets, Less Liabilities — (44.79)%		(217,906,671)

NET ASSETS — 100.00%		$486,527,852

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.96%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	$312,405	$281,233,599
2.75%, 08/15/42[a]	376,556	360,612,711
2.75%, 11/15/42[a]	241,322	230,600,157
2.88%, 05/15/43[a]	235,831	230,540,831
2.88%, 08/15/45[a]	35,016	34,163,011
3.00%, 05/15/42[a]	81,708	82,397,929
3.00%, 11/15/44[a]	303,962	303,879,930
3.00%, 05/15/45[a]	160,968	160,853,714
3.00%, 11/15/45	13,384	13,408,626
3.13%, 11/15/41[a]	103,250	106,937,571
3.13%, 02/15/42[a]	138,144	142,939,300
3.13%, 02/15/43[a]	637,270	654,979,477
3.13%, 08/15/44[a]	353,584	362,593,589
3.38%, 05/15/44	416,334	448,158,666
3.50%, 02/15/39[a]	5,064	5,618,692
3.63%, 08/15/43	347,371	392,432,305
3.63%, 02/15/44[a]	309,134	348,854,625
3.75%, 08/15/41[a]	110,676	127,486,927
3.75%, 11/15/43[a]	181,027	209,151,346
3.88%, 08/15/40[a]	176,546	206,806,205
4.25%, 05/15/39	68,548	84,950,290
4.25%, 11/15/40[a]	252,508	312,988,620
4.38%, 02/15/38[a]	56,013	70,921,418
4.38%, 11/15/39[a]	74,203	93,578,383
4.38%, 05/15/40	114,257	144,102,828
4.38%, 05/15/41	11,306	14,306,260
4.50%, 02/15/36[a]	101,820	131,122,141
4.50%, 05/15/38[a]	37,125	47,844,599
4.63%, 02/15/40[a]	195,467	255,314,686
4.75%, 02/15/41[a]	5,493	7,318,913
5.00%, 05/15/37[a]	78,569	108,142,921

		5,974,240,270

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,311,419,698)		5,974,240,270

SHORT-TERM INVESTMENTS — 34.88%

MONEY MARKET FUNDS — 34.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	1,881,211	1,881,211,350
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	162,344	162,344,178

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	61,817	$61,816,827

		2,105,372,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,105,372,355)		2,105,372,355

TOTAL INVESTMENTS IN SECURITIES — 133.84%
(Cost: $8,416,792,053)		8,079,612,625
Other Assets, Less Liabilities — (33.84)%		(2,042,636,651)

NET ASSETS — 100.00%		$6,036,975,974

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® AGENCY BOND ETF

November 30, 2015

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.88%

ISRAEL — 3.24%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,621
5.50%, 09/18/23	10,500	12,751,688
5.50%, 12/04/23	2,500	3,043,313

		15,798,622
JORDAN — 0.05%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	258,571

		258,571
UKRAINE — 0.59%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,866,851

		2,866,851

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $18,773,603)		18,924,044

U.S. GOVERNMENT AGENCY OBLIGATIONS — 95.43%
Fannie Mae Principal Strip
0.00%, 03/23/28	100	66,092
0.00%, 11/15/30	1,600	960,874
Federal Farm Credit Banks
0.22%, 09/14/16[b]	75	74,996
0.50%, 08/23/16	2,000	1,999,440
1.03%, 05/11/18	6,000	5,972,400
1.13%, 03/12/18	5,000	4,995,581
1.22%, 06/25/18	45,900	45,849,583
1.69%, 04/09/20 (Call 12/07/15)	50	49,934
2.00%, 04/04/22	489	486,674
2.50%, 04/09/26	500	491,672
3.35%, 03/23/33	100	96,823
3.39%, 03/20/34	100	96,578
4.88%, 01/27/20	250	284,080
5.13%, 07/09/29	267	318,292
5.15%, 11/15/19	1,889	2,151,911
5.41%, 04/17/36	250	310,743
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	615,762
Federal Home Loan Banks
0.63%, 11/23/16	13,395	13,393,074
1.00%, 12/19/17	18,000	17,990,352
1.13%, 04/25/18	500	499,856
1.63%, 12/09/16	15,020	15,159,808
1.75%, 06/12/20	2,000	2,005,355
2.13%, 12/08/17	3,825	3,905,182
2.75%, 06/08/18	100	103,802
2.88%, 09/11/20	1,835	1,920,370
2.88%, 06/13/25	2,000	2,019,302
3.13%, 12/08/17	385	401,628
4.00%, 09/01/28	810	888,209

Security	Principal (000s)	Value

4.11%, 04/18/18	$3,000	$3,204,228
4.13%, 12/13/19[c]	350	385,338
4.50%, 09/13/19	1,500	1,666,273
5.25%, 12/11/20	1,500	1,747,965
5.38%, 09/09/16	1,000	1,036,446
5.38%, 08/15/18[c]	1,385	1,534,159
5.38%, 05/15/19	65	74,348
5.38%, 08/15/24	520	635,703
5.50%, 07/15/36[c]	3,030	3,988,456
5.63%, 03/14/36	500	658,436
5.75%, 06/12/26	3,000	3,827,536
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,723	2,496,972
0.88%, 10/14/16	133	133,229
1.00%, 06/29/17	480	480,803
1.14%, 10/15/18 (Call 01/15/16)	800	792,153
1.20%, 06/12/18 (Call 12/12/15)	10,000	9,975,251
1.20%, 10/29/18 (Call 01/29/16)	8,000	7,974,882
1.25%, 08/01/19[c]	3,500	3,465,319
1.25%, 10/02/19	10,640	10,504,888
1.75%, 05/30/19	33,500	33,842,192
2.00%, 10/09/19	1,000	1,018,223
2.38%, 01/13/22[c]	6,460	6,576,354
6.25%, 07/15/32	15,376	21,630,094
6.75%, 03/15/31[c]	4,260	6,167,861
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,966,520
0.00%, 06/01/17[c]	87,306	86,096,637
0.00%, 10/09/19	19,300	17,844,330
0.00%, 05/15/30	61	37,597
1.13%, 04/27/17[c]	7,700	7,729,129
1.13%, 07/20/18	2,500	2,494,791
1.25%, 06/20/18 (Call 12/20/15)	4,352	4,344,044
1.50%, 06/22/20[c]	5,900	5,837,928
1.50%, 11/30/20	1,000	984,201
1.63%, 01/21/20[c]	4,343	4,340,171
1.63%, 10/30/20	400	395,302
2.63%, 09/06/24[c]	200	203,464
5.00%, 05/11/17	5,500	5,825,714
5.63%, 07/15/37	391	526,845
6.00%, 04/18/36 (Call 04/18/16)	19,167	19,563,843
6.21%, 08/06/38	947	1,349,807
6.32%, 12/20/27	290	385,061
7.25%, 05/15/30	2,000	2,994,793
8.28%, 01/10/25	350	507,590
Financing Corp.
0.00%, 11/11/16	3,167	3,142,190
0.00%, 12/06/16	3,927	3,891,930
0.00%, 11/30/17	235	229,858
0.00%, 02/08/18	90	87,677
0.00%, 05/11/18	350	338,645
0.00%, 08/03/18	600	578,833
0.00%, 11/02/18	285	273,238
0.00%, 12/27/18	30	28,643
0.00%, 03/07/19	4,105	3,885,079
0.00%, 09/26/19	962	897,547
8.60%, 09/26/19	4,753	5,989,062
9.40%, 02/08/18	250	295,015
9.65%, 11/02/18	380	470,676
9.80%, 11/30/17	400	469,182
9.80%, 04/06/18	4,085	4,900,841
10.35%, 08/03/18	3,135	3,883,695
10.70%, 10/06/17	780	918,495

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

Navient Solutions Inc.
0.00%, 10/03/22	$5,745	$4,737,447
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	500	524,463
Series A5
3.45%, 06/12/21	999	1,083,260
Private Export Funding Corp.
Series HH
1.45%, 08/15/19	1,500	1,473,105
Series JJ
1.88%, 07/15/18	750	754,522
Series KK
3.55%, 01/15/24	5,000	5,327,250
Tennessee Valley Authority
3.50%, 12/15/42[c]	1,000	944,746
4.25%, 09/15/65	1,870	1,843,908
4.50%, 04/01/18	216	232,944
4.63%, 09/15/60	511	545,250
5.25%, 09/15/39	1,750	2,149,165
5.50%, 07/18/17	1,000	1,073,946
5.88%, 04/01/36	1,158	1,514,601

		464,838,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $463,349,177)		464,838,462

SHORT-TERM INVESTMENTS — 8.45%

MONEY MARKET FUNDS — 8.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	37,402	37,402,490
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	3,228	3,227,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	538	537,641

		41,167,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,167,879)		41,167,879

TOTAL INVESTMENTS IN SECURITIES — 107.76%
(Cost: $523,290,659)		524,930,385
Other Assets, Less Liabilities — (7.76)%		(37,811,627)

NET ASSETS — 100.00%		$487,118,758

[a]	Investments are denominated in U.S. dollars.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

44

Schedule of Investments  (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.82%

CALIFORNIA — 97.82%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$161,184
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	88,346
Alameda Corridor Transportation Authority RB Series A
0.00%, 10/01/17	(AMBAC)	70	68,379
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	268,098
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	575,750
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	648,562
Bay Area Toll Authority RB
4.00%, 04/01/18		1,300	1,397,188
4.00%, 04/01/20		500	560,045
5.00%, 04/01/21		205	243,458
5.00%, 04/01/25	(PR 04/01/19)	380	429,411
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,666,794
5.13%, 04/01/47	(PR 04/01/18)	225	247,037
5.25%, 04/01/27	(PR 04/01/19)	120	136,585
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	451,044
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,246,547
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,875	1,905,169
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	252,063
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,014,350
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	838,241
5.00%, 04/01/31	(PR 04/01/16)	2,805	2,850,020
5.00%, 04/01/31	(PR 04/01/17)	780	825,599
Series F-1
5.00%, 04/01/17		465	492,863
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,180,780
5.00%, 04/01/28	(PR 04/01/19)	375	423,761
5.00%, 04/01/28	(Call 04/01/22)	200	234,142
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,578,487
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,259,307
5.00%, 04/01/54	(Call 04/01/24)	500	554,945
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,792,676
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	786,094
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	575,695
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,965,390
5.25%, 04/01/48	(Call 04/01/23)	250	284,545
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,127,370
Series S-6

Security		Principal (000s)	Value

5.00%, 10/01/54	(Call 10/01/24)	$500	$556,120
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	350	407,796
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,125,895
Series U-3
5.00%, 06/01/43		1,140	1,515,949
Series U-5
5.00%, 05/01/21		350	418,306
Series U-6
5.00%, 05/01/45		1,260	1,690,189
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	308,088
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,045,548
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,129,450
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	955,192
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,161,270
6.00%, 11/01/34	(Call 11/01/19)	360	426,337
Series A
5.00%, 12/01/19	(AMBAC)	240	259,807
5.00%, 04/01/20		350	403,582
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,205,750
5.00%, 04/01/26		225	266,488
5.00%, 12/01/27	(Call 12/01/15) (AMBAC)	1,430	1,430,186
5.00%, 04/01/32	(Call 04/01/22)	405	463,211
5.00%, 04/01/34	(Call 04/01/22)	510	579,783
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,155,410
5.00%, 04/01/37	(Call 04/01/22)	610	687,019
5.00%, 03/01/38	(Call 03/01/23)	610	690,660
5.00%, 09/01/39	(Call 09/01/24)	500	571,490
5.25%, 06/01/30	(Call 12/01/15)	250	250,033
Series C
4.00%, 10/01/20		270	302,476
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,153,000
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	418,503
Series F
5.00%, 05/01/23		1,000	1,207,450
5.00%, 05/01/28	(Call 05/01/25)	350	418,911
Series G
5.00%, 01/01/21		2,250	2,631,802
5.00%, 12/01/31	(PR 12/01/21)	500	602,830
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,136,820
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	115,558
5.13%, 10/01/22	(Call 10/01/19)	275	318,230
5.25%, 10/01/23	(Call 10/01/19)	105	121,634
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,143,060
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	268,443
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	600	602,484
5.00%, 01/01/21	(PR 01/01/16)	395	396,635

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

California State University RB
5.00%, 11/01/30	(Call 11/01/25)	$1,000	$1,212,530
5.00%, 11/01/33	(Call 11/01/25)	500	593,735
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,558,332
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	196,436
5.00%, 11/01/24	(Call 11/01/21)	750	881,092
5.00%, 11/01/27	(Call 11/01/24)	400	486,632
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,171,700
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,073,423
5.00%, 11/01/37	(Call 11/01/22)	325	366,850
5.00%, 11/01/39	(Call 11/01/24)	500	573,525
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	928,966
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,467,839
5.00%, 11/01/47	(Call 11/01/25)	500	572,840
5.25%, 11/01/34	(Call 05/01/19)	250	281,493
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	257,568
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	345,258
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	152,360
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	133,732
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	288,039
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	199,505
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	232,355
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	341,910
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	510,770
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	299,186
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	265,803
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	445,524
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	552,545
5.00%, 06/15/19		320	364,054
5.00%, 06/15/20		500	584,040
5.00%, 06/15/21		150	178,859
5.00%, 06/15/26	(Call 06/15/23)	500	600,400
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		1,500	1,678,440
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		370	423,876
5.00%, 09/01/20		500	587,675

Security		Principal (000s)	Value

City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		$1,240	$1,269,797
5.00%, 06/01/19		495	562,864
5.00%, 06/01/20		500	583,800
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,855,720
5.00%, 06/01/43	(Call 06/01/23)	500	572,880
Series B
5.00%, 06/01/22		250	303,808
5.00%, 06/01/23		200	245,916
5.00%, 06/01/30	(Call 06/01/22)	170	199,334
5.00%, 06/01/32	(Call 06/01/22)	500	583,125
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	800	922,208
5.00%, 05/15/40	(Call 05/15/20)	500	565,260
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	282,426
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,589,398
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,814,995
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	576,735
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	286,253
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	424,129
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	989,187
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	428,757
5.00%, 11/01/21	(PR 05/01/16) (AGM)	1,200	1,223,772
5.00%, 11/01/25	(Call 05/01/25)	200	249,716
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,181,020
5.00%, 11/01/36	(Call 05/01/25)	800	934,000
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	741,355
4.50%, 11/01/31	(PR 05/01/16) (AGM)	875	890,505
5.00%, 11/01/30	(Call 11/01/21)	500	595,175
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,139,760
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,167,550
5.00%, 11/01/43	(Call 05/01/22)	500	572,575
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	249,406
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	150	165,377
5.13%, 08/01/21	(Call 08/01/19)	350	386,110
City of Vista CA COP
5.00%, 05/01/37	(PR 05/01/17) (NPFGC)	285	302,613
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	250	259,545
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	500	228,610
5.00%, 08/01/29	(Call 08/01/25)	500	606,760
5.00%, 08/01/31	(Call 08/01/25)	500	598,685
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	523,525
5.00%, 08/01/38	(Call 08/01/23)	250	284,938

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	$615	$701,850
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	258,243
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	139,175
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	281,133
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	556,525
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	259,328
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,613,998
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	298,478
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	201,530
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	529,890
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	625,475
Series A
5.00%, 06/01/29	(Call 06/01/25)	300	366,495
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,805,595
5.00%, 06/01/35	(Call 06/01/25)	500	594,900
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,150,308
Series B
5.00%, 06/01/17		235	250,764
5.00%, 06/01/19		200	227,642
5.00%, 06/01/20		410	479,417
5.00%, 06/01/21		250	298,875
5.00%, 06/01/23		275	339,930
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	208,337
5.00%, 07/01/33	(Call 07/01/18)	330	360,291
5.00%, 07/01/35	(Call 07/01/18)	580	633,238
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	378,056
0.00%, 08/01/33		125	64,723
0.00%, 08/01/34		500	248,965
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	283,953
Escondido Union High School District GO
Series C
0.00%, 08/01/46		985	271,200
0.00%, 08/01/51		1,155	251,675
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	638,268

Security		Principal (000s)	Value

Series C
5.00%, 08/01/36	(Call 08/01/21)	$250	$286,835
5.00%, 08/01/40	(Call 08/01/21)	190	216,693
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	47,645
0.00%, 01/15/35	(AGM)	300	134,724
Series A
0.00%, 01/01/19	(ETM)	565	545,185
0.00%, 01/01/20	(ETM)	1,100	1,043,273
0.00%, 01/01/23	(ETM)	225	196,369
0.00%, 01/01/25	(ETM)	880	725,903
0.00%, 01/01/26	(ETM)	540	430,051
0.00%, 01/01/28	(ETM)	440	326,260
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	107,685
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	361,704
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	465,982
Imperial Irrigation District Electric System Revenue RB
5.00%, 11/01/33	(Call 11/01/18)	685	750,370
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	126,548
5.00%, 08/01/39	(Call 08/01/22)	500	568,435
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	72,456
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,618,470
5.00%, 08/01/23		500	616,755
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	375	402,026
5.00%, 08/01/29	(Call 08/01/24)	1,450	1,730,923
5.00%, 08/01/30	(Call 08/01/24)	2,000	2,368,640
5.00%, 08/01/31	(Call 08/01/24)	1,000	1,179,230
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,400	2,572,968
Series C
5.00%, 06/01/26		500	632,940
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,145	1,180,861
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	426,268
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	400	442,876
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	120	133,039
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,100	1,288,397
Series A
5.00%, 07/01/17		300	321,003
5.00%, 07/01/18		35	38,707
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	220,434
Series B
5.00%, 07/01/18		210	232,529
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	172,955
5.00%, 08/01/42	(Call 08/01/22)	500	563,775

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
5.00%, 12/01/39	(Call 12/01/24)	$500	$569,915
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		450	529,231
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		840	929,200
5.00%, 07/01/19		860	979,566
5.00%, 07/01/20		175	204,631
5.00%, 07/01/22	(Call 07/01/21)	500	597,135
5.00%, 07/01/27	(Call 01/01/23)	875	1,033,051
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,753,323
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,315,164
Series B
5.00%, 12/01/18	(Call 11/01/18)	300	335,142
5.00%, 07/01/43	(Call 01/01/24)	3,510	3,979,871
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,789,428
5.00%, 07/01/39	(Call 07/01/24)	2,200	2,521,860
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	571,120
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	285,010
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,434,775
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	872,329
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	575	610,069
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	590,805
5.00%, 07/01/33	(Call 07/01/23)	500	575,435
5.00%, 07/01/43	(Call 07/01/22)	500	573,910
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,620	2,013,935
Series A
5.00%, 07/01/22		300	364,254
5.00%, 07/01/23		500	614,585
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	850	899,929
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,627,210
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	799,208
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	105,159
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,761,413
5.50%, 07/01/18	(FGIC)	250	279,603
Series A-2
5.00%, 07/01/21		500	597,740
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	841,049
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	271,771
5.00%, 07/01/18		500	552,960

Security		Principal (000s)	Value

5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	$350	$373,870
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	307,968
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	513,130
Series C
5.00%, 07/01/21		500	597,740
5.00%, 07/01/23		1,000	1,229,170
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,237,390
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,215,790
5.00%, 07/01/30	(Call 07/01/24)	750	887,070
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	317,907
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	337,029
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	527,235
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	370,732
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	867,212
5.00%, 01/01/34	(Call 07/01/19)	105	117,960
Series KRY
5.00%, 07/01/18		250	276,480
Series KY
5.00%, 07/01/16		350	359,772
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	56,708
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	1,000	153,420
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		400	431,400
Series A
5.00%, 07/01/20		350	410,112
5.00%, 10/01/29	(Call 04/01/22)	200	238,688
5.00%, 01/01/34	(Call 01/01/19)	100	110,899
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,062,300
5.00%, 01/01/39	(Call 01/01/19)	265	292,107
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	248,598
Series C
5.00%, 07/01/17		150	160,452
5.00%, 07/01/19		500	570,465
5.00%, 10/01/27		500	641,865
5.00%, 07/01/35	(Call 07/01/19)	450	507,060
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	400	334,744
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	287,403
Mount San Antonio Community College District GO
0.01%, 08/01/28	(Call 02/01/28)	1,000	879,670
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	32,995
5.00%, 09/01/25	(Call 09/01/18)	500	548,350
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	251,260

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

0.00%, 08/01/36		$500	$229,850
0.00%, 08/01/38		500	211,425
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	739,714
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	554,080
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	994,837
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	258,303
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	500	267,990
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	161,690
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	66,804
Series D
0.00%, 08/01/40		500	181,305
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	131,211
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,252,394
Poway Unified School District GO
0.00%, 08/01/31		495	278,685
0.00%, 08/01/35		500	229,325
0.00%, 08/01/36		300	131,778
0.00%, 08/01/38		755	298,202
0.00%, 08/01/46		2,750	745,332
Series B
0.00%, 08/01/34		500	239,625
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	438,390
Riverside CA Sewer Revevue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	567,200
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	582,355
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	871,920
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,137,300
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	418,589
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	795,567
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	501,633
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,145,080
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	674,090
5.00%, 08/15/41	(Call 08/15/23)	500	572,415
Series K

Security		Principal (000s)	Value

5.25%, 07/01/24	(AMBAC)	$250	$305,748
Series U
5.00%, 08/15/16	(AGM)	325	335,878
5.00%, 08/15/17	(AGM)	300	322,176
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,365	1,510,823
5.00%, 08/15/24	(Call 08/15/18) (AGM)	845	933,750
Series X
5.00%, 08/15/20		200	234,816
5.00%, 08/15/28	(Call 08/15/21)	235	276,144
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	342,120
Series C
5.00%, 08/01/31	(PR 08/01/16) (AGM)	45	46,409
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	293,365
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	586,729
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,525,797
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	354,520
5.00%, 07/01/40	(Call 07/01/20)	475	534,593
5.00%, 07/01/43	(Call 07/01/23)	255	284,965
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	454,492
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	554,555
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(Call 05/01/18) (AGM)	700	760,557
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	130	142,739
5.00%, 05/01/33	(Call 05/01/18) (AGM)	670	728,799
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/34	(Call 11/01/22)	500	579,650
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	637,513
5.00%, 05/15/23		950	1,169,079
Series A
5.25%, 05/15/24	(PR 05/15/20)	250	294,160
5.25%, 05/15/25	(PR 05/15/20)	250	294,160
5.25%, 05/15/39	(Call 05/15/19)	500	565,030
Series B
5.00%, 05/15/18		1,100	1,214,246
5.00%, 05/15/19		380	432,767
5.00%, 05/15/21	(Call 05/15/19)	140	159,543
5.00%, 05/15/22	(PR 05/15/19)	480	544,368
5.50%, 05/15/23	(PR 05/15/19)	625	719,400
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,140,450
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	400	447,624
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	470,816
0.00%, 07/01/35		300	137,847

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

0.00%, 07/01/36		$750	$329,873
0.00%, 07/01/38		500	197,725
0.00%, 07/01/39		600	227,196
0.00%, 07/01/42		200	64,222
0.00%, 07/01/45		1,595	451,704
Series A
0.00%, 07/01/19	(NPFGC)	400	379,668
Series C
0.00%, 07/01/46		500	135,685
0.00%, 07/01/47	(Call 07/01/40)	300	189,435
0.00%, 07/01/48	(Call 07/01/40)	250	157,520
5.00%, 07/01/35	(Call 07/01/23)	150	174,078
Series E
0.00%, 07/01/32		690	369,564
0.00%, 07/01/47	(Call 07/01/42)	1,000	532,710
5.25%, 07/01/42		1,340	702,616
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,161,191
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	341,430
Series R-1
0.00%, 07/01/31		1,535	866,845
Series R-3
5.00%, 07/01/21		800	954,480
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	217,717
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	261,938
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	209,140
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	106,201
5.00%, 08/01/32	(PR 08/01/17)	500	534,995
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	269,315
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	573,485
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	170,247
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,137,653
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	218,809
5.25%, 05/01/17	(NPFGC-FGIC)	320	341,427
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	987,315
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	563,775
5.00%, 05/01/43	(Call 05/01/23)	250	281,793
5.00%, 05/01/44	(Call 05/01/24)	500	564,770
Series C
5.00%, 05/01/17		750	797,572
5.00%, 05/01/23	(Call 05/01/20)	750	867,525
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	895,152
San Joaquin County Transportation Authority RB
Series A
6.00%, 03/01/36	(Call 03/01/21)	240	289,164

Security		Principal (000s)	Value

San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	$500	$499,885
0.00%, 01/01/20	(ETM)	170	161,758
0.00%, 01/01/22	(ETM)	220	198,343
0.00%, 01/01/23	(ETM)	450	394,394
0.00%, 01/01/26	(ETM)	280	225,000
0.00%, 01/01/28	(ETM)	400	300,880
5.00%, 01/15/34	(Call 01/15/25)	750	817,012
5.00%, 01/15/50	(Call 01/15/25)	2,250	2,406,285
Series A
0.00%, 01/15/26	(NPFGC)	400	261,712
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	283,908
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	136,798
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	125,995
0.00%, 08/01/51		1,500	313,410
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	582,150
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	414,020
5.00%, 09/01/38	(PR 09/01/16)	550	569,277
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	250	191,125
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	817,717
San Mateo Union High School District GO
0.00%, 09/01/33		500	356,605
0.00%, 09/01/41	(Call 09/01/36)	500	379,030
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	427,800
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,085,495
Series B
5.00%, 04/01/19		165	186,892
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,037,070
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	679,360
5.00%, 07/01/26	(Call 01/01/25)	500	615,890
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	798,175
Series A
4.00%, 07/01/21		400	456,740
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	220,309
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	219,265
0.00%, 08/01/46		1,000	271,710
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	395,460
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	153,748

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 05/01/22	(PR 05/01/18) (AGM)	$825	$907,723
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	356,720
Series K
4.00%, 05/01/18		320	344,675
5.00%, 05/01/18		2,040	2,245,591
Series L
5.00%, 05/01/16		130	132,618
5.00%, 05/01/17		2,200	2,338,578
5.00%, 05/01/18		285	313,722
5.00%, 05/01/19		2,765	3,140,874
5.00%, 05/01/20		210	245,366
5.00%, 05/01/21	(PR 05/01/20)	925	1,079,040
5.00%, 05/01/21	(Call 05/01/20)	565	653,535
5.00%, 05/01/22	(PR 05/01/20)	870	1,014,881
5.00%, 05/01/22	(Call 05/01/20)	530	611,493
Series M
4.00%, 05/01/16		1,550	1,574,784
5.00%, 05/01/16		600	612,084
Series N
5.00%, 05/01/18		950	1,045,741
5.00%, 05/01/20		2,110	2,465,345
5.00%, 05/01/21		650	774,332
Series O
5.00%, 05/01/21		1,500	1,786,920
5.00%, 05/01/22		1,650	2,004,073
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	490	539,691
5.00%, 12/01/25	(Call 06/01/18)	10	11,001
5.00%, 12/01/26	(PR 06/01/18)	480	528,677
5.00%, 12/01/26	(Call 06/01/18)	20	21,988
5.00%, 12/01/27	(PR 06/01/18)	270	297,381
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	265,307
5.00%, 12/01/26	(Call 12/01/19)	20	22,936
5.00%, 12/01/29	(PR 12/01/19)	255	294,145
5.00%, 12/01/29	(Call 12/01/19)	65	74,051
Series AJ
5.00%, 12/01/16		475	497,382
Series AS
5.00%, 12/01/20		300	355,071
5.00%, 12/01/22		500	613,055
5.00%, 12/01/25	(Call 12/01/24)	400	498,692
5.00%, 12/01/26	(Call 12/01/24)	500	618,185
5.00%, 12/01/27	(Call 12/01/24)	500	614,005
State of California GO
2.00%, 11/01/18		1,750	1,801,222
3.00%, 12/01/32	(Call 06/01/19)	200	212,746
3.50%, 03/01/17		100	103,705
4.00%, 12/01/18	(Call 12/01/17)	250	264,938
4.00%, 05/01/23		1,000	1,147,690
4.00%, 11/01/44	(Call 11/01/24)	500	520,560
4.00%, 03/01/45	(Call 03/01/25)	500	518,390
4.00%, 08/01/45	(Call 08/01/25)	250	259,545
4.50%, 03/01/21	(Call 03/01/20)	660	742,876
4.50%, 08/01/26	(Call 02/01/17)	900	940,725
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,131,232
5.00%, 10/01/16		1,200	1,246,896
5.00%, 11/01/16		275	286,751
5.00%, 02/01/17		1,000	1,052,510
5.00%, 04/01/17		485	513,693
5.00%, 06/01/17	(SGI)	375	399,589

Security		Principal (000s)	Value

5.00%, 09/01/17		$450	$483,750
5.00%, 10/01/17		1,510	1,627,931
5.00%, 04/01/18		500	547,280
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	596,523
5.00%, 08/01/18	(Call 02/01/17)	550	578,319
5.00%, 10/01/18		350	389,358
5.00%, 11/01/18		500	557,700
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	372,719
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,051,250
5.00%, 10/01/19		800	916,376
5.00%, 04/01/20		215	248,972
5.00%, 09/01/20		170	198,864
5.00%, 10/01/20		1,400	1,587,866
5.00%, 12/01/20	(PR 12/01/16)	750	784,500
5.00%, 12/01/20		550	647,135
5.00%, 09/01/21		750	894,600
5.00%, 11/01/21		2,075	2,379,550
5.00%, 12/01/21	(PR 12/01/16)	250	261,500
5.00%, 02/01/22		600	719,952
5.00%, 08/01/22	(Call 02/01/17)	600	630,258
5.00%, 03/01/23	(Call 03/01/16)	315	318,645
5.00%, 10/01/23		1,000	1,223,870
5.00%, 11/01/23	(Call 11/01/20)	500	589,445
5.00%, 12/01/23		500	613,315
5.00%, 02/01/24	(Call 02/01/22)	220	261,877
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	388,061
5.00%, 08/01/24		1,250	1,402,442
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,097,000
5.00%, 11/01/24	(Call 11/01/20)	250	294,200
5.00%, 12/01/24	(Call 12/01/23)	900	1,024,956
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,208,760
5.00%, 03/01/25	(Call 03/01/20)	750	864,435
5.00%, 08/01/25		1,000	1,239,790
5.00%, 09/01/25	(Call 09/01/23)	500	611,095
5.00%, 10/01/25	(Call 10/01/24)	1,550	1,747,995
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,527,125
5.00%, 08/01/26	(Call 08/01/25)	500	613,675
5.00%, 10/01/26	(Call 10/01/24)	500	604,265
5.00%, 12/01/26	(PR 12/01/16)	800	836,800
5.00%, 03/01/27	(Call 03/01/20)	300	345,639
5.00%, 09/01/27	(PR 09/01/16)	500	517,525
5.00%, 11/01/27	(Call 11/01/23)	700	843,885
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,209,780
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,174,600
5.00%, 10/01/29	(Call 04/01/18)	1,000	1,106,237
5.00%, 09/01/30	(Call 09/01/18)	500	554,450
5.00%, 02/01/31	(Call 02/01/22)	500	573,500
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,310,843
5.00%, 02/01/32	(Call 02/01/22)	500	571,960
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,160,720
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,294,493
5.00%, 09/01/33	(Call 09/01/23)	265	309,385
5.00%, 09/01/35	(PR 09/01/16)	895	926,155
5.00%, 09/01/35	(Call 09/01/16)	145	149,425
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,895,699
5.00%, 11/01/37	(Call 11/01/17)	2,690	2,892,422
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,121,640
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,616,025
5.00%, 04/01/38	(Call 04/01/18)	3,750	4,079,062
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,148,330

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 10/01/41	(Call 10/01/21)	$3,500	$3,945,935
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,129,360
5.00%, 09/01/42	(Call 09/01/22)	750	852,825
5.00%, 04/01/43	(Call 04/01/23)	910	1,032,859
5.00%, 11/01/43	(Call 11/01/23)	1,995	2,283,417
5.00%, 08/01/45	(Call 08/01/25)	1,000	1,147,740
5.25%, 09/01/22		815	999,394
5.25%, 10/01/22		600	736,686
5.25%, 09/01/25	(Call 09/01/21)	750	900,315
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,588,180
5.25%, 08/01/32	(AGM)	1,000	1,267,670
5.25%, 03/01/38	(Call 03/01/18)	2,540	2,772,080
5.50%, 04/01/19		1,525	1,746,354
5.50%, 11/01/39	(Call 11/01/19)	4,215	4,880,548
5.50%, 03/01/40	(Call 03/01/20)	2,170	2,508,802
5.63%, 04/01/25	(Call 04/01/19)	350	401,982
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,151,530
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,153,670
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,440,300
6.00%, 04/01/38	(Call 04/01/19)	3,250	3,786,477
6.00%, 11/01/39	(Call 11/01/19)	1,255	1,493,990
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,777,065
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	597,062
Series A
4.00%, 07/01/16		190	194,125
4.40%, 07/01/18		200	217,746
4.60%, 07/01/19		1,145	1,287,678
5.00%, 07/01/18	(ETM)	385	425,152
5.00%, 07/01/18		80	88,343
5.00%, 07/01/20	(PR 07/01/19)	2,295	2,613,202
5.00%, 07/01/22	(PR 07/01/16)	3,260	3,350,237
5.25%, 07/01/21	(PR 07/01/19)	1,425	1,636,171
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	516,720
University of California RB
Series AF
5.00%, 05/15/16		750	766,642
5.00%, 05/15/18		250	275,625
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,145,700
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,169,140
5.00%, 05/15/38	(Call 05/15/23)	2,370	2,718,745
Series AK
5.00%, 05/15/48		2,050	2,497,925
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	792,715
Series AO
5.00%, 05/15/17		500	532,190
5.00%, 05/15/19		660	749,905
5.00%, 05/15/23		250	307,560
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,675,810
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,154,720
Series D
5.00%, 05/15/41	(PR 05/15/16) (FGIC)	500	515,685

Security		Principal (000s)	Value

Series G
5.00%, 05/15/25	(Call 05/15/22)	$1,000	$1,200,460
5.00%, 05/15/26	(Call 05/15/22)	500	594,965
5.00%, 05/15/32	(Call 05/15/22)	725	848,235
5.00%, 05/15/37	(Call 05/15/22)	500	574,695
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,485,536
Series I
5.00%, 05/15/28	(Call 05/15/25)	350	425,978
5.00%, 05/15/31	(Call 05/15/25)	765	910,289
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	407,387
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	250	279,955
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	564,490
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	216,423
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	264,165
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	142,564
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	218,156
Series B
0.00%, 08/01/34	(AGM)	1,000	485,330
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	178,495
4.00%, 08/01/38	(Call 08/01/23)	500	518,375
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	271,205
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	553,480
Yuba Community College District GO
5.00%, 08/01/22	(Call 08/01/17)	430	459,486

			436,370,284

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $416,250,518)			436,370,284

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]	5,408	$5,408,353

		5,408,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,408,353)		5,408,353

TOTAL INVESTMENTS IN SECURITIES — 99.03%
(Cost: $421,658,871)		441,778,637
Other Assets, Less Liabilities — 0.97%		4,338,612

NET ASSETS — 100.00%		$446,117,249

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

RADIAN-IBCC  —  Radian Asset Assurance - Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 51.68%

ADVERTISING — 0.02%
WPP Finance 2010
5.63%, 11/15/43	$25	$25,699

		25,699
AEROSPACE & DEFENSE — 0.89%
Boeing Co. (The)
6.13%, 02/15/33	100	124,966
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	23,814
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	95	83,965
4.07%, 12/15/42	167	154,371
4.70%, 05/15/46 (Call 11/15/45)	50	51,392
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	25	22,107
4.75%, 06/01/43	50	51,090
Northrop Grumman Systems Corp.
7.75%, 02/15/31	71	93,970
Raytheon Co.
4.88%, 10/15/40	76	83,254
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	25	26,840
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	100	95,427
4.50%, 06/01/42	280	281,760
6.70%, 08/01/28	100	127,664

		1,220,620
AGRICULTURE — 0.74%
Altria Group Inc.
4.50%, 05/02/43	50	47,004
5.38%, 01/31/44	160	171,548
10.20%, 02/06/39	46	75,878
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	100	94,692
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	100	99,679
Philip Morris International Inc.
4.25%, 11/10/44	25	24,193
4.50%, 03/20/42	221	220,333
4.88%, 11/15/43	50	52,970
Reynolds American Inc.
4.75%, 11/01/42	25	23,940
5.85%, 08/15/45 (Call 02/15/45)	100	111,166
7.25%, 06/15/37	76	92,671

		1,014,074
AIRLINES — 0.21%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	122	119,717

Security	Principal (000s)	Value

U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	$45	$45,683
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	24	24,682
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	100	100,750

		290,832
APPAREL — 0.06%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	50	46,505
Nine West Holdings Inc.
6.13%, 11/15/34	10	3,000
VF Corp.
6.45%, 11/01/37	26	33,535

		83,040
AUTO MANUFACTURERS — 0.42%
Daimler Finance North America LLC
8.50%, 01/18/31	51	73,213
Ford Motor Co.
6.63%, 10/01/28	100	117,125
7.40%, 11/01/46	45	57,241
7.45%, 07/16/31	135	168,885
General Motors Co.
5.00%, 04/01/35	25	23,666
5.20%, 04/01/45	50	47,481
6.25%, 10/02/43	75	80,176

		567,787
AUTO PARTS & EQUIPMENT — 0.10%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	22,260
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	26,750
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	75	63,695
5.25%, 12/01/41 (Call 06/01/41)	26	23,769

		136,474
BANKS — 5.10%
Bank of America Corp.
4.25%, 10/22/26	210	210,188
5.00%, 01/21/44	355	379,055
5.88%, 02/07/42	50	59,221
Series L
4.75%, 04/21/45[a]	50	49,070
Bank One Corp.
7.63%, 10/15/26	90	115,591
Barclays Bank PLC
6.86%, 09/29/49 (Call 06/15/32)[b,c]	25	28,750
Citigroup Inc.
4.30%, 11/20/26	50	50,003
4.45%, 09/29/27	225	225,003
4.65%, 07/30/45	300	303,892
5.30%, 05/06/44	75	78,634
8.13%, 07/15/39	100	145,760

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	$210	$238,957
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[b]	100	122,875
Fifth Third Bancorp
8.25%, 03/01/38	50	71,668
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	200	200,935
5.15%, 05/22/45	200	198,816
5.95%, 01/15/27	205	231,365
6.13%, 02/15/33	80	95,242
6.45%, 05/01/36[a]	205	237,009
6.75%, 10/01/37	113	135,535
HBOS PLC
6.00%, 11/01/33[b]	35	38,575
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49 (Call 06/30/30)[b,c]	100	150,201
HSBC Holdings PLC
6.50%, 05/02/36	300	361,518
6.80%, 06/01/38	200	251,478
JPMorgan Chase & Co.
4.13%, 12/15/26	25	25,234
4.25%, 10/01/27	50	50,371
4.85%, 02/01/44[a]	70	75,062
4.95%, 06/01/45	175	176,649
6.40%, 05/15/38	325	411,732
KfW
0.00%, 04/18/36	75	39,272
0.00%, 06/29/37	167	84,184
Morgan Stanley
3.95%, 04/23/27	90	88,062
4.30%, 01/27/45	100	96,460
5.00%, 11/24/25[a]	125	134,252
6.38%, 07/24/42[a]	101	127,102
7.25%, 04/01/32	150	197,974
RBS Capital Trust II
6.43%, 12/29/49 (Call 01/03/34)[c]	25	27,625
Regions Financial Corp.
7.38%, 12/10/37	50	63,013
Royal Bank of Scotland Group PLC
7.65%, 12/31/49 (Call 09/30/31)[c]	25	31,125
Standard Chartered Bank
8.00%, 05/30/31[b]	100	123,486
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)[b,c]	100	107,875
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	25	25,001
UBS AG/Stamford CT
7.75%, 09/01/26	100	127,753
Wachovia Corp.
5.50%, 08/01/35	40	44,627
Wells Fargo & Co.
3.90%, 05/01/45	50	46,134
4.10%, 06/03/26	225	228,087
4.30%, 07/22/27	150	153,738
5.38%, 11/02/43	50	53,996
5.61%, 01/15/44	250	278,855
Wells Fargo Capital X
5.95%, 12/01/86	175	178,176

		6,975,186

Security	Principal (000s)	Value

BEVERAGES — 0.83%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44[a]	$70	$70,278
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	20	23,830
8.20%, 01/15/39	225	321,054
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	50	51,655
Diageo Capital PLC
5.88%, 09/30/36	75	88,963
Diageo Investment Corp.
4.25%, 05/11/42[a]	7	6,902
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	13,363
FBG Finance Pty Ltd.
5.88%, 06/15/35[b]	150	175,272
Heineken NV
4.00%, 10/01/42[b]	24	21,382
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	76	73,305
PepsiCo Inc.
3.60%, 08/13/42	100	90,429
4.45%, 04/14/46 (Call 10/14/45)	50	51,258
4.60%, 07/17/45 (Call 01/17/45)[a]	25	26,198
5.50%, 01/15/40	100	115,928

		1,129,817
BIOTECHNOLOGY — 0.87%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)[a]	50	46,129
5.15%, 11/15/41 (Call 05/15/41)	20	20,344
5.38%, 05/15/43 (Call 11/15/42)	224	236,379
5.65%, 06/15/42 (Call 12/15/41)	25	27,277
6.38%, 06/01/37	50	58,272
6.40%, 02/01/39	75	88,165
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	100	100,452
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	75	70,436
5.00%, 08/15/45 (Call 02/15/45)	100	99,390
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	270	262,741
4.60%, 09/01/35 (Call 03/01/35)	100	101,541
4.75%, 03/01/46 (Call 09/01/45)	50	50,562
4.80%, 04/01/44 (Call 10/01/43)	15	15,185
5.65%, 12/01/41 (Call 06/01/41)	14	15,741

		1,192,614
BUILDING MATERIALS — 0.15%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a,b]	75	88,720
Lafarge SA
7.13%, 07/15/36	25	29,121
Masco Corp.
7.75%, 08/01/29	25	27,687
Owens Corning
7.00%, 12/01/36	25	27,965

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	$25	$24,938

		198,431
CHEMICALS — 0.97%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	100	106,276
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	50	48,173
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	24,000
CF Industries Inc.
5.15%, 03/15/34	100	92,518
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	44,323
4.63%, 10/01/44 (Call 04/01/44)	25	22,900
7.38%, 11/01/29	75	93,832
9.40%, 05/15/39	86	125,714
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	25	23,027
4.80%, 09/01/42 (Call 03/01/42)	26	24,507
Ecolab Inc.
5.50%, 12/08/41	36	39,725
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	50	44,399
6.50%, 01/15/28	50	58,651
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	130	124,336
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	21,320
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	45	40,169
4.40%, 07/15/44 (Call 01/15/44)	140	120,630
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	75	75,266
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	46	49,396
PPG Industries Inc.
5.50%, 11/15/40[a]	25	27,726
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)	100	100,686
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	25	22,359

		1,329,933
COAL — 0.00%
Peabody Energy Corp.
7.88%, 11/01/26	25	4,062

		4,062
COMMERCIAL SERVICES — 0.43%
ADT Corp. (The)
4.88%, 07/15/42	35	25,025
Catholic Health Initiatives
4.35%, 11/01/42	75	69,507
DP World Ltd.
6.85%, 07/02/37[b]	100	101,500
ERAC USA Finance LLC
4.50%, 02/15/45 (Call 08/15/44)[b]	20	18,708
5.63%, 03/15/42[b]	25	26,876

Security	Principal (000s)	Value

7.00%, 10/15/37[b]	$75	$92,010
George Washington University (The)
4.87%, 09/15/45	50	52,575
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	23,462
Leidos Inc.
5.50%, 07/01/33	25	22,729
Massachusetts Institute of Technology
4.68%, 07/01/14	75	76,266
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)[b]	50	50,647
Western Union Co. (The)
6.20%, 11/17/36[a]	26	25,701

		585,006
COMPUTERS — 0.62%
Apple Inc.
3.45%, 02/09/45	135	115,829
3.85%, 05/04/43	80	73,998
4.38%, 05/13/45	190	190,802
Dell Inc.
6.50%, 04/15/38	25	21,748
7.10%, 04/15/28	25	24,250
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	15	14,566
6.35%, 10/15/45 (Call 04/15/45)[b]	100	96,249
HP Inc.
6.00%, 09/15/41	76	70,206
International Business Machines Corp.
5.60%, 11/30/39	139	159,750
6.22%, 08/01/27	25	31,034
7.00%, 10/30/25	25	32,059
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[b]	30	23,223

		853,714
COSMETICS & PERSONAL CARE — 0.17%
Avon Products Inc.
8.70%, 03/15/43	25	16,750
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	23,423
4.38%, 06/15/45 (Call 12/15/44)	25	24,777
Procter & Gamble Co. (The)
5.55%, 03/05/37	64	77,086
5.80%, 08/15/34	75	92,102

		234,138
DIVERSIFIED FINANCIAL SERVICES — 1.48%
Ally Financial Inc.
8.00%, 11/01/31	125	149,375
American Express Co.
4.05%, 12/03/42[a]	50	47,256
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[b]	50	51,280
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[b]	50	52,715
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	50	56,679

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Credit Suisse USA Inc.
7.13%, 07/15/32	$116	$148,987
FMR LLC
7.57%, 06/15/29[b]	100	133,574
GE Capital International Funding Co.
4.42%, 11/15/35[b]	794	809,698
General Electric Capital Corp.
5.88%, 01/14/38	82	100,721
Series A
6.75%, 03/15/32	155	202,807
Goldman Sachs Capital I
6.35%, 02/15/34	23	26,973
Invesco Finance PLC
3.75%, 01/15/26	25	25,271
5.38%, 11/30/43	25	27,001
Jefferies Group LLC
6.25%, 01/15/36	40	38,452
Legg Mason Inc.
5.63%, 01/15/44	50	51,253
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	51	70,692
Navient Corp.
5.63%, 08/01/33	50	36,750

		2,029,484
ELECTRIC — 6.53%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[b]	100	118,300
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	260	251,535
6.00%, 03/01/39	50	59,933
Ameren Corp.
3.65%, 02/15/26	45	45,230
Appalachian Power Co.
7.00%, 04/01/38	11	13,819
Series L
5.80%, 10/01/35	50	56,351
Series P
6.70%, 08/15/37	100	121,605
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	50,839
4.50%, 04/01/42 (Call 10/01/41)	51	52,343
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	404	477,691
6.50%, 09/15/37	50	61,642
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	13,446
4.50%, 04/01/44 (Call 10/01/43)	50	52,032
Cleco Power LLC
6.00%, 12/01/40	25	28,162
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	51,351
Comision Federal de Electricidad
6.13%, 06/16/45[d]	200	189,750
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	46,828
4.50%, 12/01/45 (Call 06/01/45)	25	25,496
4.63%, 12/01/54 (Call 06/01/54)	120	116,946
Series 08-B
6.75%, 04/01/38	85	110,060

Security	Principal (000s)	Value

Consumers Energy Co.
4.10%, 11/15/45 (Call 05/15/45)	$25	$25,002
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	47,783
Dominion Resources Inc./VA
7.00%, 06/15/38	100	122,216
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	29,784
Series F
5.25%, 08/01/33	100	104,711
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	100	100,823
Duke Energy Carolinas LLC
6.10%, 06/01/37	38	45,734
Series A
6.00%, 12/01/28	50	60,234
Duke Energy Florida LLC
6.40%, 06/15/38	100	128,929
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	75	74,754
4.38%, 03/30/44 (Call 09/30/43)	220	225,202
E.ON International Finance BV
6.65%, 04/30/38[b]	50	56,307
Electricite de France SA
4.88%, 01/22/44[b]	190	187,783
5.25%, 10/13/55 (Call 04/13/55)[b]	100	96,108
6.95%, 01/26/39[b]	25	31,123
Enel Finance International NV
6.00%, 10/07/39[b]	100	114,586
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	50	49,095
Exelon Corp.
5.10%, 06/15/45 (Call 12/02/15)	100	100,461
5.63%, 06/15/35	225	242,423
Exelon Generation Co. LLC
6.25%, 10/01/39	50	52,093
FirstEnergy Corp.
Series C
7.38%, 11/15/31	50	60,278
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	29,309
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[b]	50	50,919
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	125	123,015
4.05%, 10/01/44 (Call 04/01/44)	25	24,584
4.13%, 02/01/42 (Call 08/01/41)	50	49,647
5.63%, 04/01/34	50	59,404
5.95%, 02/01/38	50	61,881
Georgia Power Co.
4.30%, 03/15/42	90	82,317
Great River Energy
6.25%, 07/01/38[b]	50	52,550
Hydro-Quebec
9.38%, 04/15/30	50	80,653
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	25,798
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	33,498
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	75	76,950
Korea Electric Power Corp.
5.13%, 04/23/34[b]	50	56,363

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Majapahit Holding BV
7.88%, 06/29/37[d]	$100	$110,280
Massachusetts Electric Co.
5.90%, 11/15/39[b]	50	59,143
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	50,002
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	150	166,050
Nevada Power Co.
Series R
6.75%, 07/01/37	25	32,105
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	50	49,630
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	45	46,047
5.95%, 06/15/41 (Call 12/15/40)	56	64,880
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	51	45,090
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	76,212
Oglethorpe Power Corp.
4.55%, 06/01/44	25	23,666
5.25%, 09/01/50	51	51,822
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	50	51,198
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	45	48,678
7.25%, 01/15/33	100	126,351
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	115	104,170
4.45%, 04/15/42 (Call 10/15/41)	26	26,041
4.75%, 02/15/44 (Call 08/15/43)	25	26,107
6.05%, 03/01/34	200	239,705
6.25%, 03/01/39	70	85,248
PacifiCorp
6.00%, 01/15/39	45	55,011
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	100	98,353
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	45	43,573
6.50%, 11/15/37	15	19,158
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	156,470
PPL Electric Utilities Corp.
4.15%, 10/01/45 (Call 04/01/45)	25	24,706
Progress Energy Inc.
6.00%, 12/01/39	50	58,501
7.75%, 03/01/31	100	130,361
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	125	114,332
4.30%, 03/15/44 (Call 09/15/43)	70	71,377
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	69,094
3.80%, 01/01/43 (Call 07/01/42)	26	24,530
4.05%, 05/01/45 (Call 11/01/44)	20	19,630
4.15%, 11/01/45 (Call 05/01/45)	50	50,344
Series D
5.25%, 07/01/35	50	56,820
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	50	50,586
4.43%, 11/15/41 (Call 05/15/41)	25	25,713
5.64%, 04/15/41 (Call 10/15/40)	31	37,033
5.76%, 10/01/39	50	60,376

Security	Principal (000s)	Value

San Diego Gas & Electric Co.
3.95%, 11/15/41	$100	$96,080
6.00%, 06/01/39	50	62,073
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]	200	176,400
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	24,942
4.50%, 06/01/64 (Call 12/01/63)	50	46,314
6.05%, 01/15/38	51	59,249
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	74,082
4.65%, 10/01/43 (Call 04/01/43)	70	74,741
6.65%, 04/01/29	50	63,174
Series 05-E
5.35%, 07/15/35	25	28,818
Series 08-A
5.95%, 02/01/38	16	19,697
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	90,060
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	20	17,268
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[b]	200	201,274
Talen Energy Supply LLC
6.00%, 12/15/36	25	16,962
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	49,601
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[b]	25	29,603
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	90	84,995
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	75	77,433
8.88%, 11/15/38	20	31,458
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	49,195
4.13%, 03/01/42 (Call 09/01/41)	26	25,693
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	23,704
4.25%, 06/01/44 (Call 12/01/43)	50	50,169
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	63,719
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	25	27,061

		8,917,834
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32	50	59,198
6.13%, 04/15/39	3	3,695

		62,893
ELECTRONICS — 0.18%
Honeywell International Inc.
5.38%, 03/01/41	75	88,120
5.70%, 03/15/37	50	60,013
Koninklijke Philips NV
5.00%, 03/15/42	45	43,097
6.88%, 03/11/38	20	23,083

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	$25	$26,705

		241,018
ENERGY — ALTERNATE SOURCES — 0.08%
Topaz Solar Farms LLC
5.75%, 09/30/39[a,b]	97	107,842

		107,842
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
4.38%, 05/08/42	66	66,057

		66,057
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	57,239
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	125	116,150

		173,389
FOOD — 1.04%
Campbell Soup Co.
3.80%, 08/02/42	26	22,465
Cargill Inc.
4.10%, 11/01/42[b]	100	93,155
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	74	65,662
8.25%, 09/15/30	25	33,516
Delhaize Group
5.70%, 10/01/40	50	51,691
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	46,899
JM Smucker Co. (The)
4.25%, 03/15/35	50	49,033
Kellogg Co.
Series B
7.45%, 04/01/31	56	70,363
Kraft Foods Group Inc.
5.00%, 06/04/42	149	151,212
6.88%, 01/26/39	50	61,199
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[a,b]	25	25,844
5.20%, 07/15/45 (Call 01/15/45)[b]	25	26,039
6.75%, 03/15/32	25	28,131
7.13%, 08/01/39[b]	100	123,611
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	26,049
5.40%, 07/15/40 (Call 01/15/40)	25	26,648
6.90%, 04/15/38	26	32,324
7.50%, 04/01/31	50	63,462
Mondelez International Inc.
6.50%, 02/09/40	50	60,618
Safeway Inc.
7.25%, 02/01/31	25	23,687
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	50	51,757
5.38%, 09/21/35	36	39,850

Security	Principal (000s)	Value

Tesco PLC
6.15%, 11/15/37[b]	$100	$89,761
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	50,879
Unilever Capital Corp.
5.90%, 11/15/32	80	102,614

		1,416,469
FOREST PRODUCTS & PAPER — 0.27%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	49,377
Georgia-Pacific LLC
7.75%, 11/15/29	91	119,842
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	46,140
6.00%, 11/15/41 (Call 05/15/41)	25	26,525
7.30%, 11/15/39	81	97,224
MeadWestvaco Corp.
8.20%, 01/15/30	26	34,450

		373,558
GAS — 0.30%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	23,125
5.88%, 03/15/41 (Call 09/15/40)	56	62,492
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	50	57,060
Boston Gas Co.
4.49%, 02/15/42[b]	25	24,452
KeySpan Corp.
5.80%, 04/01/35	50	55,269
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	25,824
Sempra Energy
6.00%, 10/15/39	60	68,493
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	37,246
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	50	50,953

		404,914
HEALTH CARE — PRODUCTS — 0.67%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	100	101,034
5.00%, 11/12/40	25	25,651
Boston Scientific Corp.
7.38%, 01/15/40	50	61,667
Covidien International Finance SA
6.55%, 10/15/37	61	77,594
Medtronic Inc.
4.38%, 03/15/35	275	280,231
4.50%, 03/15/42 (Call 09/15/41)	40	40,615
4.63%, 03/15/45	95	98,505
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	48,878
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	49,803
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	50	47,253
4.45%, 08/15/45 (Call 02/15/45)	25	23,250
5.75%, 11/30/39	50	54,474

		908,955

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 1.03%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	$25	$25,586
6.75%, 12/15/37	75	94,763
Anthem Inc.
4.65%, 01/15/43	121	117,022
5.10%, 01/15/44	100	102,269
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	82,510
HCA Inc.
7.50%, 11/06/33	25	26,625
7.50%, 11/15/95	10	9,700
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	96	92,777
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	52,481
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	50	45,710
Quest Diagnostics Inc.
5.75%, 01/30/40	45	46,802
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[b]	200	201,815
Tenet Healthcare Corp.
6.88%, 11/15/31	25	21,156
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	150	146,453
4.63%, 11/15/41 (Call 05/15/41)	20	20,532
4.75%, 07/15/45	200	210,516
5.80%, 03/15/36[a]	46	54,242
6.88%, 02/15/38	41	54,236

		1,405,195
HOLDING COMPANIES — DIVERSIFIED — 0.10%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	100	136,913

		136,913
HOME BUILDERS — 0.05%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	20,062
PulteGroup Inc.
6.38%, 05/15/33	25	25,625
7.88%, 06/15/32	25	28,750

		74,437
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	57,490
6.63%, 08/01/37	25	32,803

		90,293
INSURANCE — 2.85%
ACE INA Holdings Inc.
4.15%, 03/13/43	50	48,414
4.35%, 11/03/45 (Call 05/03/45)	35	35,003

Security	Principal (000s)	Value

Aflac Inc.
6.45%, 08/15/40	$51	$62,088
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	23,709
Allstate Corp. (The)
4.50%, 06/15/43	95	96,516
American International Group Inc.
4.38%, 01/15/55 (Call 07/15/54)	75	66,173
4.50%, 07/16/44 (Call 01/16/44)	20	18,953
6.25%, 05/01/36	270	318,652
Aon Corp.
6.25%, 09/30/40	100	116,093
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	25	25,276
AXA SA
8.60%, 12/15/30	101	137,865
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	100	96,874
5.75%, 01/15/40[a]	35	41,114
Chubb Corp. (The)
6.00%, 05/11/37	31	37,842
6.50%, 05/15/38	45	58,246
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,212
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	25	28,857
Farmers Exchange Capital III
5.45%, 10/15/54 (Call 10/15/34)[b,c]	100	98,711
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	31,306
Genworth Holdings Inc.
6.50%, 06/15/34	25	18,000
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[b]	50	65,245
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	70,963
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	150	144,360
7.80%, 03/07/87[b]	50	58,500
Lincoln National Corp.
7.00%, 06/15/40	70	87,931
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	44,884
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	50	50,044
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[b]	50	45,425
8.88%, 06/01/39[b]	44	64,621
MetLife Inc.
4.05%, 03/01/45	60	55,635
4.13%, 08/13/42	40	37,863
4.88%, 11/13/43	130	137,294
6.38%, 06/15/34	100	124,136
6.40%, 12/15/66 (Call 12/15/31)	125	136,875
Nationwide Financial Services Inc.
5.30%, 11/18/44[b]	50	50,698
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	75,555
New York Life Insurance Co.
6.75%, 11/15/39[b]	80	103,449
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[b]	100	120,877

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Pacific Life Insurance Co.
9.25%, 06/15/39[b]	$50	$72,985
Pacific LifeCorp
5.13%, 01/30/43[b]	32	32,689
Principal Financial Group Inc.
4.35%, 05/15/43	76	70,818
Progressive Corp. (The)
4.35%, 04/25/44	75	74,401
Provident Financing Trust I
7.41%, 03/15/38	25	27,375
Prudential Financial Inc.
5.70%, 12/14/36	75	84,418
5.90%, 03/17/36	25	28,542
Series B
5.75%, 07/15/33	26	29,415
Series D
6.63%, 12/01/37	121	150,815
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	25	23,968
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a,b]	175	179,713
6.85%, 12/16/39[a,b]	26	32,352
Travelers Companies Inc. (The)
4.60%, 08/01/43	25	26,125
6.25%, 06/15/37	101	126,517
WR Berkley Corp.
4.75%, 08/01/44	25	24,239
XLIT Ltd.
5.25%, 12/15/43	20	20,751
6.25%, 05/15/27	25	29,325

		3,899,707
INTERNET — 0.12%
Amazon.com Inc.
4.95%, 12/05/44 (Call 06/05/44)	125	130,497
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	39,487

		169,984
IRON & STEEL — 0.30%
Allegheny Ludlum Corp.
6.95%, 12/15/25	10	8,800
ArcelorMittal
7.75%, 03/01/41	50	37,750
8.00%, 10/15/39[a]	100	75,513
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	20	6,800
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	23,770
6.40%, 12/01/37	25	27,347
U.S. Steel Corp.
6.65%, 06/01/37	25	10,368
Vale Overseas Ltd.
6.88%, 11/21/36	236	175,862
8.25%, 01/17/34	50	43,481

		409,691

Security	Principal (000s)	Value

LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	$25	$24,901

		24,901
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	25	21,957

		21,957
MACHINERY — 0.23%
Caterpillar Inc.
3.80%, 08/15/42	178	160,117
4.75%, 05/15/64 (Call 11/15/63)	25	24,131
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	26,672
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	76	71,800
5.38%, 10/16/29	26	30,233

		312,953
MANUFACTURING — 0.52%
3M Co.
3.88%, 06/15/44	45	43,753
5.70%, 03/15/37	16	19,561
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	66	75,703
Eaton Corp.
4.00%, 11/02/32	105	100,030
General Electric Co.
4.13%, 10/09/42	180	175,302
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	23,687
4.88%, 09/15/41 (Call 03/15/41)	44	47,808
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	70	70,997
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[a,b]	100	103,747
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	50	51,662

		712,250
MEDIA — 3.41%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)[a]	200	197,532
5.40%, 10/01/43	125	134,047
6.40%, 12/15/35	50	58,799
6.65%, 11/15/37	61	72,953
7.75%, 12/01/45	30	40,420
Belo Corp.
7.75%, 06/01/27	25	26,844
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)[a]	25	24,816
4.60%, 01/15/45 (Call 07/15/44)	50	44,499
4.85%, 07/01/42 (Call 01/01/42)	70	64,326
4.90%, 08/15/44 (Call 02/15/44)	25	23,221
7.88%, 07/30/30	50	64,691

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27 (Call 05/01/21)[a,b]	$50	$49,625
CCO Safari II LLC
6.83%, 10/23/55 (Call 04/23/55)[b]	250	255,684
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[b]	100	100,500
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	230	227,947
4.25%, 01/15/33	350	347,908
4.65%, 07/15/42	130	135,076
4.75%, 03/01/44	300	316,899
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[b]	100	84,731
8.38%, 03/01/39[b]	100	112,617
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	47,450
6.00%, 08/15/40 (Call 05/15/40)	142	147,585
Discovery Communications LLC
4.88%, 04/01/43	45	37,974
6.35%, 06/01/40	50	50,004
Grupo Televisa SAB
6.63%, 01/15/40	71	75,957
Historic TW Inc.
6.63%, 05/15/29	315	376,029
iHeartCommunications Inc.
7.25%, 10/15/27	25	12,500
Knight Ridder Inc.
6.88%, 03/15/29	10	5,600
Liberty Interactive LLC
8.25%, 02/01/30	25	25,655
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[b]	200	207,250
TCI Communications Inc.
7.88%, 02/15/26	100	136,242
Thomson Reuters Corp.
5.85%, 04/15/40	75	78,502
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	75	60,865
6.75%, 06/15/39	165	168,940
7.30%, 07/01/38	70	75,280
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	118,675
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	100	95,160
4.90%, 06/15/42	25	24,457
6.10%, 07/15/40	164	183,144
Viacom Inc.
4.85%, 12/15/34 (Call 06/15/34)	50	42,519
5.25%, 04/01/44 (Call 10/01/43)	50	42,638
6.88%, 04/30/36	136	137,266
Walt Disney Co. (The)
4.13%, 06/01/44	50	50,552
7.00%, 03/01/32	16	22,047
Series E
4.13%, 12/01/41	50	49,808

		4,655,234
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	46,895

		46,895

Security	Principal (000s)	Value

MINING — 0.95%
Alcoa Inc.
5.95%, 02/01/37	$25	$22,061
6.75%, 01/15/28	25	25,750
Barrick North America Finance LLC
7.50%, 09/15/38	75	67,491
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	96	72,714
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	51	43,200
5.00%, 09/30/43	95	90,481
6.42%, 03/01/26	50	57,502
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	187,348
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	31,000
5.45%, 03/15/43 (Call 09/15/42)[a]	70	43,400
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]	50	36,000
6.90%, 11/15/37[b]	24	19,620
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	25	21,759
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[b]	50	37,339
Newmont Mining Corp.
6.25%, 10/01/39	101	84,637
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	100	96,223
7.13%, 07/15/28	70	84,386
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	50	42,159
Southern Copper Corp.
5.25%, 11/08/42	210	156,248
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	100	46,000
6.13%, 10/01/35	25	12,000
6.25%, 07/15/41 (Call 01/15/41)	31	15,190

		1,292,508
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	30	26,708
6.75%, 12/15/39[a]	25	25,149

		51,857
OIL & GAS — 4.92%
Anadarko Finance Co.
7.50%, 05/01/31	71	85,055
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	44,480
6.45%, 09/15/36	95	103,979
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	93,473
5.10%, 09/01/40 (Call 03/01/40)	76	73,209
Apache Finance Canada Corp.
7.75%, 12/15/29	50	65,548
Canadian Natural Resources Ltd.
6.25%, 03/15/38	110	113,628
Cenovus Energy Inc.
6.75%, 11/15/39	126	131,372

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	$200	$205,471
Conoco Funding Co.
7.25%, 10/15/31	100	125,717
ConocoPhillips
6.50%, 02/01/39	215	255,644
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)[a]	80	75,002
ConocoPhillips Holding Co.
6.95%, 04/15/29	125	154,524
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	36,158
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)[a]	100	89,018
5.60%, 07/15/41 (Call 01/15/41)	71	65,738
Devon Financing Corp. LLC
7.88%, 09/30/31	100	117,853
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	44	31,350
5.70%, 10/15/39[a]	10	7,975
Ecopetrol SA
5.88%, 05/28/45	75	58,406
7.38%, 09/18/43	50	45,813
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	76	58,176
6.50%, 08/15/34	26	23,286
6.50%, 02/01/38	50	43,903
Eni USA Inc.
7.30%, 11/15/27	25	31,366
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	38,000
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	47,584
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)[a]	75	70,420
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[d]	200	176,532
Hess Corp.
5.60%, 02/15/41	50	48,362
7.30%, 08/15/31	125	140,284
Husky Energy Inc.
6.80%, 09/15/37	10	10,965
Marathon Oil Corp.
6.60%, 10/01/37	75	75,429
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	55	49,073
6.50%, 03/01/41 (Call 09/01/40)	41	43,901
Motiva Enterprises LLC
6.85%, 01/15/40[b]	50	53,720
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	50	45,625
Nexen Energy ULC
6.40%, 05/15/37	110	129,327
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	75	67,894
6.00%, 03/01/41 (Call 09/01/40)	65	63,756
Noble Holding International Ltd.
5.25%, 03/15/42	25	15,750
6.20%, 08/01/40	26	17,030
Occidental Petroleum Corp.
4.63%, 06/15/45 (Call 12/15/44)	50	51,176
Pertamina Persero PT
5.63%, 05/20/43[d]	200	162,986

Security	Principal (000s)	Value

Petrobras Global Finance BV
5.63%, 05/20/43	$50	$31,754
6.75%, 01/27/41	75	51,375
6.85%, 06/05/49	100	68,010
6.88%, 01/20/40	50	34,625
7.25%, 03/17/44	150	106,661
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	225	81,000
5.50%, 04/12/37[d]	50	18,420
6.00%, 11/15/26[d]	175	63,000
9.75%, 05/17/35[d]	125	59,875
Petroleos Mexicanos
5.50%, 06/27/44[a]	100	82,750
5.50%, 06/27/44[b]	100	82,500
5.63%, 01/23/46[b]	100	83,625
6.38%, 01/23/45	145	133,763
6.50%, 06/02/41	200	188,000
6.63%, 06/15/35	100	97,375
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	175	171,161
Pride International Inc.
7.88%, 08/15/40	50	41,500
PTT PCL
5.88%, 08/03/35[b]	100	108,674
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]	250	286,562
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	50	34,750
Shell International Finance BV
4.38%, 05/11/45	240	237,082
5.50%, 03/25/40	86	97,261
6.38%, 12/15/38	166	206,239
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[d]	200	183,611
Statoil ASA
3.95%, 05/15/43	200	187,269
Suncor Energy Inc.
6.50%, 06/15/38	150	179,085
6.85%, 06/01/39	25	30,875
7.15%, 02/01/32	36	44,059
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	19,761
6.25%, 02/01/38	66	54,984
Transocean Inc.
6.80%, 03/15/38	50	31,000
7.50%, 04/15/31	50	32,000
Valero Energy Corp.
4.90%, 03/15/45	25	22,495
6.63%, 06/15/37	96	103,815
10.50%, 03/15/39	16	23,243

		6,722,117
OIL & GAS SERVICES — 0.33%
Baker Hughes Inc.
5.13%, 09/15/40	60	60,889
Cameron International Corp.
7.00%, 07/15/38	25	30,753
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	70	68,421
5.00%, 11/15/45 (Call 05/15/45)	50	51,015
6.70%, 09/15/38	100	119,140

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	$51	$40,254
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	50	32,250
6.75%, 09/15/40	80	53,600

		456,322
PACKAGING & CONTAINERS — 0.09%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	27,250
Pactiv LLC
7.95%, 12/15/25	25	23,750
Sealed Air Corp.
6.88%, 07/15/33[b]	25	25,750
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	40	42,451

		119,201
PHARMACEUTICALS — 2.15%
Abbott Laboratories
5.30%, 05/27/40	50	56,305
6.15%, 11/30/37	36	44,244
AbbVie Inc.
4.40%, 11/06/42	140	130,195
4.70%, 05/14/45 (Call 11/14/44)	200	195,953
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	35	34,427
4.75%, 03/15/45 (Call 09/15/44)	170	169,207
4.85%, 06/15/44 (Call 12/15/43)[a]	75	75,235
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	49	47,716
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	45,339
AstraZeneca PLC
4.00%, 09/18/42	50	47,630
6.45%, 09/15/37	113	144,882
Bristol-Myers Squibb Co.
3.25%, 08/01/42	141	122,302
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	75	72,301
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	55	51,275
5.50%, 03/15/27	51	61,558
Express Scripts Holding Co.
6.13%, 11/15/41	76	86,549
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	160	204,806
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	255	278,788
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	75	75,722
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	45,918
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	36,465
3.70%, 02/10/45 (Call 08/10/44)	220	202,650
6.55%, 09/15/37	25	32,905
Novartis Capital Corp.
4.40%, 05/06/44	125	131,273
Pfizer Inc.
5.60%, 09/15/40	25	28,797

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	$25	$27,286
Wyeth LLC
5.95%, 04/01/37	282	335,547
6.50%, 02/01/34	75	94,020
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	75	65,166

		2,944,461
PIPELINES — 1.99%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[b]	60	54,499
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	50	40,405
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	25	29,997
Colonial Pipeline Co.
7.63%, 04/15/32[b]	50	63,138
DCP Midstream LLC
6.75%, 09/15/37[b]	50	40,145
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	18,887
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[b]	50	33,466
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	37,470
7.38%, 10/15/45 (Call 04/15/45)	50	50,446
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	41,875
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	10	8,942
5.95%, 10/01/43 (Call 04/01/43)	50	41,751
6.50%, 02/01/42 (Call 08/01/41)	234	204,926
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	28,811
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	391	343,267
4.95%, 10/15/54 (Call 04/15/54)	50	42,130
7.55%, 04/15/38	25	30,265
Gulfstream Natural Gas System LLC
5.95%, 10/15/45 (Call 04/15/45)[b]	25	24,486
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	28,180
5.00%, 03/01/43 (Call 09/01/42)	20	13,881
5.50%, 03/01/44 (Call 09/01/43)	125	93,503
6.95%, 01/15/38	75	67,962
7.50%, 11/15/40	26	23,951
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	35,658
5.30%, 12/01/34 (Call 06/01/34)	185	141,071
7.80%, 08/01/31[a]	50	48,248
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	75	60,034
NGPL PipeCo LLC
7.77%, 12/15/37[b]	25	19,875
ONEOK Inc.
6.00%, 06/15/35	25	18,437
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	25	20,362
6.85%, 10/15/37	75	65,459
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)[a]	120	89,403
5.15%, 06/01/42 (Call 12/01/41)	25	19,712

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Rockies Express Pipeline LLC
6.88%, 04/15/40[b]	$25	$23,250
7.50%, 07/15/38[b]	25	24,000
Spectra Energy Capital LLC
7.50%, 09/15/38	25	26,119
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	40,773
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	125	95,844
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	125	121,694
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	170	159,522
6.10%, 06/01/40	40	43,784
7.25%, 08/15/38	25	30,708
7.63%, 01/15/39	45	58,134
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	17,750
8.75%, 03/15/32	51	48,960
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	50	34,564
6.30%, 04/15/40	129	107,422

		2,713,166
PRIVATE EQUITY — 0.06%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[b]	75	77,507

		77,507
REAL ESTATE INVESTMENT TRUSTS — 0.46%
DDR Corp.
4.25%, 02/01/26 (Call 11/01/25)	50	49,394
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	50,242
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	30,352
Host Hotels & Resorts LP Series F
4.50%, 02/01/26 (Call 11/01/25)	50	50,125
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	48,633
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	46,067
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b]	25	23,762
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	50,238
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	95	93,147
Ventas Realty LP
4.13%, 01/15/26 (Call 10/15/25)	70	69,629
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	29,305
Weyerhaeuser Co.
6.95%, 10/01/27	25	29,266
7.38%, 03/15/32[a]	50	60,915

		631,075

Security	Principal (000s)	Value

RETAIL — 2.24%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	$50	$43,103
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	125	130,158
5.13%, 07/20/45 (Call 01/20/45)	200	214,087
5.30%, 12/05/43 (Call 06/05/43)	20	21,746
6.25%, 06/01/27	75	89,142
Darden Restaurants Inc.
7.05%, 10/15/37	25	28,174
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)[a]	25	25,341
4.40%, 03/15/45 (Call 09/15/44)	20	20,734
5.88%, 12/16/36	225	275,896
5.95%, 04/01/41 (Call 10/01/40)	100	125,571
JC Penney Corp. Inc.
6.38%, 10/15/36	35	21,875
7.63%, 03/01/97	25	16,750
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	50	47,766
L Brands Inc.
6.88%, 11/01/35[b]	25	25,625
6.95%, 03/01/33	25	25,250
7.60%, 07/15/37	25	26,750
Lowe’s Companies Inc.
5.50%, 10/15/35	26	30,066
5.80%, 04/15/40 (Call 10/15/39)	50	59,619
6.50%, 03/15/29	36	45,293
6.65%, 09/15/37	50	65,162
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	100	86,697
6.38%, 03/15/37	25	25,813
McDonald’s Corp.
3.63%, 05/01/43	75	60,859
4.60%, 05/26/45 (Call 11/26/44)[a]	25	24,027
6.30%, 10/15/37	90	105,457
New Albertsons Inc.
7.45%, 08/01/29	30	28,275
8.70%, 05/01/30	25	25,250
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	52	54,817
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	43,920
Rite Aid Corp.
7.70%, 02/15/27	10	12,325
Target Corp.
4.00%, 07/01/42	145	140,846
6.35%, 11/01/32	55	69,066
Wal-Mart Stores Inc.
4.30%, 04/22/44 (Call 10/22/43)[a]	200	203,614
5.00%, 10/25/40	40	44,322
5.25%, 09/01/35	50	57,147
5.63%, 04/15/41	10	11,948
5.88%, 04/05/27	49	60,338
6.20%, 04/15/38	340	429,970
6.50%, 08/15/37	83	108,044
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	25	22,907
4.80%, 11/18/44 (Call 05/18/44)	95	86,707
Yum! Brands Inc.
6.88%, 11/15/37	25	22,524

		3,062,981

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.36%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	$25	$25,307
5.85%, 06/15/41	25	27,210
Intel Corp.
4.00%, 12/15/32	50	48,974
4.25%, 12/15/42	25	24,297
4.80%, 10/01/41	81	84,820
4.90%, 07/29/45 (Call 01/29/45)	100	105,126
Micron Technology Inc.
5.63%, 01/15/26 (Call 05/01/20)[b]	50	45,938
QUALCOMM Inc.
4.80%, 05/20/45 (Call 11/20/44)	125	103,640
Sensata Technologies BV
5.00%, 10/01/25[a,b]	25	23,625

		488,937
SOFTWARE — 0.89%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	125	115,577
4.00%, 02/12/55 (Call 08/12/54)	125	111,445
4.20%, 11/03/35 (Call 05/03/35)	50	50,401
4.45%, 11/03/45 (Call 05/03/45)	100	102,668
5.20%, 06/01/39	25	28,032
5.30%, 02/08/41	182	208,309
Oracle Corp.
3.90%, 05/15/35 (Call 11/15/34)	50	47,259
4.30%, 07/08/34 (Call 01/08/34)	200	198,743
4.38%, 05/15/55 (Call 11/15/54)	25	23,254
4.50%, 07/08/44 (Call 01/08/44)	205	205,992
6.50%, 04/15/38	100	125,562

		1,217,242
TELECOMMUNICATIONS — 4.49%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29[a]	75	76,875
Alltel Corp.
7.88%, 07/01/32	26	31,919
America Movil SAB de CV
6.13%, 03/30/40	100	113,439
6.38%, 03/01/35	90	103,844
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	555	485,744
4.50%, 05/15/35 (Call 11/15/34)[a]	65	61,222
5.55%, 08/15/41[a]	80	81,883
6.30%, 01/15/38	450	503,182
6.55%, 02/15/39	100	114,387
British Telecommunications PLC
9.63%, 12/15/30	121	177,698
CenturyLink Inc.
7.60%, 09/15/39	50	40,250
7.65%, 03/15/42	50	40,250
Cisco Systems Inc.
5.50%, 01/15/40	74	86,639
5.90%, 02/15/39	90	109,510

Security	Principal (000s)	Value

Corning Inc.
4.70%, 03/15/37[a]	$26	$25,486
5.75%, 08/15/40	45	48,095
Deutsche Telekom International Finance BV
4.88%, 03/06/42[b]	150	154,179
8.75%, 06/15/30	79	110,984
Embarq Corp.
8.00%, 06/01/36	75	78,563
Frontier Communications Corp.
7.88%, 01/15/27	25	20,875
9.00%, 08/15/31	50	42,000
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	30	29,425
6.15%, 12/15/40	10	11,038
Juniper Networks Inc.
5.95%, 03/15/41	15	14,159
Koninklijke KPN NV
8.38%, 10/01/30	36	47,184
Motorola Solutions Inc.
5.50%, 09/01/44	25	19,135
Nokia OYJ
6.63%, 05/15/39	25	25,969
Orange SA
5.38%, 01/13/42	56	60,330
5.50%, 02/06/44 (Call 08/06/43)	50	55,087
9.00%, 03/01/31	50	72,180
Pacific Bell Telephone Co.
7.13%, 03/15/26	50	61,785
Qwest Corp.
6.88%, 09/15/33 (Call 12/31/15)	65	63,700
7.13%, 11/15/43 (Call 12/31/15)	20	19,950
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	100	100,753
SES Global Americas Holdings GP
5.30%, 03/25/44[b]	24	23,113
Sprint Capital Corp.
6.88%, 11/15/28	100	72,000
8.75%, 03/15/32	100	78,125
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	25	24,969
Telecom Italia Capital SA
6.00%, 09/30/34	50	47,001
6.38%, 11/15/33	50	48,500
7.20%, 07/18/36	50	51,500
7.72%, 06/04/38	50	53,325
Telefonica Emisiones SAU
7.05%, 06/20/36	75	90,525
Telefonica Europe BV
8.25%, 09/15/30	57	74,643
U.S. Cellular Corp.
6.70%, 12/15/33	25	22,664
Verizon Communications Inc.
4.86%, 08/21/46[a]	350	338,734
5.01%, 08/21/54	400	375,533
5.05%, 03/15/34 (Call 12/15/33)	374	378,442
5.85%, 09/15/35	45	49,531
6.40%, 09/15/33	50	58,119
6.40%, 02/15/38	375	436,042
6.55%, 09/15/43	300	360,694
7.35%, 04/01/39	150	189,245
7.75%, 12/01/30	50	66,546
Vodafone Group PLC
6.15%, 02/27/37	150	153,586
7.88%, 02/15/30	50	62,051

		6,142,607

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	$50	$59,383

		59,383
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	47,836
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	25,126

		72,962
TRANSPORTATION — 1.43%
Burlington Northern Santa Fe LLC
4.70%, 09/01/45 (Call 03/01/45)[a]	50	50,160
4.90%, 04/01/44 (Call 10/01/43)	155	159,548
5.75%, 05/01/40 (Call 11/01/39)	250	282,810
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	52,855
6.38%, 11/15/37	41	53,291
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	75	73,492
5.95%, 05/15/37	76	84,904
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	50	42,656
4.10%, 03/15/44 (Call 09/15/43)	75	68,880
4.50%, 08/01/54 (Call 02/01/54)	25	22,674
6.00%, 10/01/36	26	29,708
6.22%, 04/30/40	81	96,522
FedEx Corp.
3.90%, 02/01/35	115	105,373
4.10%, 02/01/45	25	22,414
4.75%, 11/15/45 (Call 05/15/45)	50	49,215
4.90%, 01/15/34	50	51,521
5.10%, 01/15/44	25	25,877
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	50	45,153
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	50	46,733
4.65%, 01/15/46 (Call 07/15/45)	10	9,653
4.80%, 08/15/43 (Call 02/15/43)	44	43,470
4.84%, 10/01/41	165	163,253
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	150	136,412
4.38%, 11/15/65 (Call 05/15/65)	50	47,159
4.82%, 02/01/44 (Call 08/01/43)	50	54,622
United Parcel Service Inc.
3.63%, 10/01/42	100	93,246
6.20%, 01/15/38	36	46,187

		1,957,788
WATER — 0.08%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)[a]	50	50,400
4.30%, 09/01/45 (Call 03/01/45)	25	25,209
6.59%, 10/15/37	25	32,443

		108,052

Security	Principal (000s)	Value

TOTAL CORPORATE BONDS & NOTES (Cost: $76,759,147)		$70,622,416

FOREIGN GOVERNMENT OBLIGATIONS[e] — 7.66%

ARGENTINA — 0.36%
Argentine Republic Government International Bond
2.50%, 12/31/38[f,g]	$200	122,500
2.50%, 12/31/38[f]	75	43,109
8.28%, 12/31/33[g]	35	38,293
8.28%, 12/31/33	70	69,892
8.28%, 12/31/33[g]	189	211,988

		485,782
BRAZIL — 0.44%
Brazilian Government International Bond
5.00%, 01/27/45	300	218,250
5.63%, 01/07/41	200	159,250
7.13%, 01/20/37	100	96,250
10.13%, 05/15/27	100	131,000

		604,750
CANADA — 0.10%
Province of British Columbia Canada
6.50%, 01/15/26	25	32,667
Province of Quebec Canada
7.50%, 09/15/29	71	102,742

		135,409
COLOMBIA — 0.43%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	191,422
6.13%, 01/18/41	168	171,367
7.38%, 09/18/37[a]	200	229,718

		592,507
COSTA RICA — 0.13%
Costa Rica Government International Bond
7.00%, 04/04/44[d]	200	174,500

		174,500
DOMINICAN REPUBLIC — 0.15%
Dominican Republic International Bond
7.45%, 04/30/44[d]	200	207,500

		207,500
EL SALVADOR — 0.10%
El Salvador Government International Bond
7.65%, 06/15/35[d]	150	134,625

		134,625

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HUNGARY — 0.05%
Hungary Government International Bond
7.63%, 03/29/41	$50	$68,520

		68,520
INDONESIA — 0.53%
Indonesia Government International Bond
5.13%, 01/15/45[d]	200	183,491
5.25%, 01/17/42[d]	200	185,140
6.63%, 02/17/37[d]	100	106,400
7.75%, 01/17/38[d]	100	119,100
8.50%, 10/12/35[d]	100	126,880

		721,011
IRAQ — 0.13%
Republic of Iraq
5.80%, 01/15/28 (Call 01/14/16)[d]	250	180,625

		180,625
ITALY — 0.12%
Italy Government International Bond
5.38%, 06/15/33[a]	99	113,533
Region of Lombardy Italy
5.80%, 10/25/32	50	53,879

		167,412
IVORY COAST — 0.13%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/30/15)[d,f]	200	180,028

		180,028
JAMAICA — 0.15%
Jamaica Government International Bond
6.75%, 04/28/28	200	202,000

		202,000
KAZAKHSTAN — 0.13%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	172,000

		172,000
LEBANON — 0.12%
Lebanon Government International Bond
6.60%, 11/27/26[d]	75	72,638
6.75%, 11/29/27[d]	100	96,976

		169,614
MEXICO — 0.79%
Mexico Government International Bond
4.75%, 03/08/44	258	243,092
5.55%, 01/21/45[a]	150	157,607
5.75%, 10/12/49	200	193,308
6.05%, 01/11/40	100	112,649

Security	Principal (000s)	Value

6.75%, 09/27/34[a]	$100	$122,857
7.50%, 04/08/33	100	133,400
8.30%, 08/15/31	75	110,989

		1,073,902
MOROCCO — 0.14%
Morocco Government International Bond
5.50%, 12/11/42[d]	200	192,960

		192,960
PANAMA — 0.25%
Panama Government International Bond
6.70%, 01/26/36	105	127,784
8.88%, 09/30/27[a]	50	69,839
9.38%, 04/01/29	100	145,674

		343,297
PERU — 0.32%
Peruvian Government International Bond
5.63%, 11/18/50	150	158,977
6.55%, 03/14/37[a]	100	118,610
8.75%, 11/21/33	107	153,898

		431,485
PHILIPPINES — 0.50%
Philippine Government International Bond
3.95%, 01/20/40	200	203,500
6.38%, 01/15/32	165	212,438
6.38%, 10/23/34	100	132,250
7.75%, 01/14/31	100	141,500

		689,688
QATAR — 0.21%
Qatar Government International Bond
6.40%, 01/20/40[b]	100	131,020
9.75%, 06/15/30[b]	100	161,696

		292,716
ROMANIA — 0.09%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	118,015

		118,015
RUSSIA — 0.79%
Russian Foreign Bond — Eurobond
5.63%, 04/04/42[d]	200	200,290
7.50%, 03/31/30[d,f]	536	636,174
12.75%, 06/24/28[d]	150	244,200

		1,080,664
SOUTH AFRICA — 0.08%
South Africa Government International Bond
6.25%, 03/08/41	100	108,389

		108,389

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SOUTH KOREA — 0.09%
Republic of Korea
5.63%, 11/03/25[a]	$100	$123,647

		123,647
SUPRANATIONAL — 0.24%
Asian Development Bank
5.82%, 06/16/28	51	65,031
European Investment Bank
4.88%, 02/15/36	85	106,278
Inter-American Development Bank
3.88%, 10/28/41	85	93,388
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	61,541

		326,238
TURKEY — 0.57%
Turkey Government International Bond
4.88%, 04/16/43	220	193,600
6.75%, 05/30/40	100	111,625
6.88%, 03/17/36	125	140,469
7.25%, 03/05/38	125	146,875
8.00%, 02/14/34	150	188,101

		780,670
UKRAINE — 0.07%
Ukraine Government International Bond
7.75%, 09/01/27[b]	100	92,440

		92,440
URUGUAY — 0.22%
Uruguay Government International Bond
4.13%, 11/20/45	100	79,850
5.10%, 06/18/50[a]	100	89,000
7.63%, 03/21/36	55	68,750
7.88%, 01/15/33[a]	50	63,375

		300,975
VENEZUELA — 0.23%
Venezuela Government International Bond
7.00%, 03/31/38[d]	25	9,250
9.25%, 09/15/27	175	76,825
9.25%, 05/07/28[d]	100	41,250
9.38%, 01/13/34[a]	100	41,000
11.75%, 10/21/26[d]	125	59,000
11.95%, 08/05/31[d]	200	94,300

		321,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $11,208,682)		10,472,994

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 5.02%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$50	$57,496

		57,496
CALIFORNIA — 1.66%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	66,807
6.91%, 10/01/50	100	136,834
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	30	42,842
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	51,985
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	70	97,839
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	63,295
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	71,186
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	73,570
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	69,801
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39	100	120,308
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	150	179,395
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	50	58,661
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	48,417
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	55	69,751
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	64,699
State of California GO BAB
7.30%, 10/01/39	100	141,594
7.50%, 04/01/34	70	99,259
7.55%, 04/01/39	150	221,538
7.60%, 11/01/40	155	232,977
7.95%, 03/01/36 (Call 03/01/20)	100	119,635
University of California RB
Series AD
4.86%, 05/15/12	50	47,035
Series AQ
4.77%, 05/15/15	25	23,390
University of California RB BAB
5.77%, 05/15/43	95	116,360
6.27%, 05/15/31 (Call 05/15/19)	45	50,374

		2,267,552

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal (000s)	Value

COLORADO — 0.07%
Denver City & County School District No. 1 COP
Series B
7.02%, 12/15/37	$50	$66,115
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	20	25,886

		92,001
CONNECTICUT — 0.09%
State of Connecticut GO BAB
5.63%, 12/01/29	100	115,868

		115,868
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	25	30,373

		30,373
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57[a]	55	66,290
Project M, Series 2010A
6.66%, 04/01/57	50	59,435

		125,725
ILLINOIS — 0.37%
Illinois State Toll Highway Authority RB BAB
Series B
5.85%, 12/01/34	35	42,830
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	62,708
State of Illinois GO
5.10%, 06/01/33[a]	375	355,687
5.65%, 12/01/38	50	47,104

		508,329
MARYLAND — 0.05%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	61,030

		61,030
MASSACHUSETTS — 0.20%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	100	121,976
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	25	31,282
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	61,371
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	50	59,018

		273,647

Security	Principal (000s)	Value

NEVADA — 0.05%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	$50	$69,195

		69,195
NEW JERSEY — 0.35%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	100	114,588
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	85	121,160
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	52,874
Series C
5.75%, 12/15/28	100	103,643
6.10%, 12/15/28 (Call 12/15/20)	75	78,064

		470,329
NEW YORK — 0.87%
City of New York NY GO BAB
5.21%, 10/01/31	50	56,044
5.97%, 03/01/36	50	60,916
6.27%, 12/01/37	60	77,477
Metropolitan Transportation Authority RB BAB
Series C-1
6.69%, 11/15/40	150	198,336
New York City Transitional Finance Authority Building Aid Revenue RB
Series B
6.83%, 07/15/40	75	99,815
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	100	113,616
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	125,354
6.01%, 06/15/42	25	32,148
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	120,269
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	66,752
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	200	193,970
6.04%, 12/01/29	40	48,587

		1,193,284
OHIO — 0.15%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	48,204
Series E
6.27%, 02/15/50	50	57,293
Ohio State University (The) RB
Series A
4.80%, 06/01/11	75	72,070
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	28,195

		205,762

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security		Principal (000s)	Value

OREGON — 0.20%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28	(NPFGC)	$100	$115,903
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34		50	63,220
State of Oregon GO
5.89%, 06/01/27		75	90,607

			269,730
PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49		50	57,792

			57,792
SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41		50	57,401

			57,401
TENNESSEE — 0.04%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43		40	51,415

			51,415
TEXAS — 0.57%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28		50	51,865
City of Houston TX GOL
Series A
6.29%, 03/01/32[a]		50	61,592
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41		25	30,589
5.81%, 02/01/41		50	62,687
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		50	64,541
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44		30	36,135
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	40	46,724
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		75	103,386
Permanent University Fund RB BAB
5.26%, 07/01/39		100	121,204
State of Texas GO BAB
Series A
4.63%, 04/01/33		100	111,206
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30		75	88,902

			778,831

Security		Principal (000s)	Value

VIRGINIA — 0.04%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35	(SAP)	$50	$57,372

			57,372
WASHINGTON — 0.04%
State of Washington GO BAB
5.14%, 08/01/40		50	59,135

			59,135
WISCONSIN — 0.04%
State of Wisconsin RB
Series A
5.70%, 05/01/26	(AGM)	45	52,431

			52,431

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $7,100,289)			6,854,698

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.03%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.93%
Federal Home Loan Banks
5.50%, 07/15/36[a]		100	131,632
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32		1,546	2,174,826
6.75%, 03/15/31[a]		100	144,786
Federal National Mortgage Association
6.25%, 05/15/29		100	137,405
Tennessee Valley Authority
3.50%, 12/15/42[a]		50	47,237

			2,635,886
U.S. GOVERNMENT OBLIGATIONS — 32.10%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]		1,475	1,327,825
2.75%, 11/15/42		674	644,054
2.88%, 08/15/45[a]		2,425	2,365,927
3.00%, 11/15/44		9,775	9,772,361
3.00%, 05/15/45[a]		1,375	1,374,024
3.00%, 11/15/45		425	425,782
3.13%, 11/15/41[a]		1,050	1,087,506
3.13%, 02/15/42[a]		960	993,322
3.13%, 08/15/44[a]		2,350	2,409,878
3.38%, 05/15/44		350	376,754
3.75%, 08/15/41[a]		74	85,240
3.88%, 08/15/40		1,000	1,171,400
4.38%, 11/15/39[a]		6,445	8,127,918
4.38%, 05/15/40		320	403,590
4.38%, 05/15/41		130	164,499
4.50%, 08/15/39[a]		1,980	2,542,498
4.63%, 02/15/40		3,044	3,976,012
4.75%, 02/15/37[a]		27	35,941
5.25%, 11/15/28		950	1,247,312
5.25%, 02/15/29		1,000	1,316,630
5.38%, 02/15/31[a]		950	1,294,631
6.25%, 05/15/30[a]		500	728,580

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

6.63%, 02/15/27[a]	$1,400	$1,998,570

		43,870,254

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $48,578,866)		46,506,140

SHORT-TERM INVESTMENTS — 21.83%

MONEY MARKET FUNDS — 21.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[h,i,j]	26,504	26,503,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[h,i,j]	2,287	2,287,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[h,i]	1,042	1,041,879

		29,832,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,832,808)		29,832,808

TOTAL INVESTMENTS IN SECURITIES — 120.22%
(Cost: $173,479,792)		164,289,056
Other Assets, Less Liabilities — (20.22)%		(27,632,270)

NET ASSETS — 100.00%		$136,656,786

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.38%

MORTGAGE-BACKED SECURITIES — 1.38%
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.79%, 04/10/49[a]	$9,950	$10,313,653
CD Commercial Mortgage Trust Series 2007-CD4, Class A4
5.32%, 12/11/49	17,972	18,367,737
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,715,708
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,273,227
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,248,160
COMM Mortgage Trust
Series 2013-CR8, Class A2
2.37%, 06/10/46	7,500	7,580,076
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	14,946,806
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,398,146
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	2,987,888
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,396,622
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,279,907
Series 2015-CR24, Class A5
3.70%, 08/10/55	16,990	17,556,704
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,769,042
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	3,000	2,884,520
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	15,989,112
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,098,583
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,804,815
Csail Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,151,385
Federal National Mortgage Association
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,552,825
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	51,089	52,970,720
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,999,185
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,811,993
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,000	1,043,461
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,056,239

Security	Principal (000s)	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	$5,700	$5,866,741
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,251,100
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,152,726
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,231,080
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	3,800	3,919,433
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,238,864
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	8,836	9,285,873
Series 2007-LD12, Class A4
5.88%, 02/15/51[a]	3,300	3,440,542
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,409,798
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	11,408	11,704,776
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,056,543
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,121,853
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	5,005,356
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	1,910,400
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4
6.11%, 06/11/49[a]	10,506	11,004,723
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	10,115	10,467,763
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	15,882,876
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,590,747
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,180,298
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	15,797,162
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,734,322

		411,896,665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $405,115,316)		414,449,490

CORPORATE BONDS & NOTES — 25.11%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	1,725	1,688,717
4.00%, 03/15/22	110	110,913
4.20%, 04/15/24	2,400	2,391,648

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Omnicom Group Inc.
3.63%, 05/01/22	$5,275	$5,330,882
3.65%, 11/01/24 (Call 08/01/24)	275	272,530
4.45%, 08/15/20	515	550,902
WPP Finance 2010
3.63%, 09/07/22[b]	1,000	1,011,092
3.75%, 09/19/24	2,000	1,998,544
4.75%, 11/21/21	3,000	3,224,702
5.13%, 09/07/42	15	14,502
5.63%, 11/15/43	20	20,559

		16,614,991
AEROSPACE & DEFENSE — 0.35%
Boeing Capital Corp.
4.70%, 10/27/19	2,100	2,315,677
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	333,275
2.20%, 10/30/22 (Call 08/30/22)	155	150,726
2.50%, 03/01/25 (Call 12/01/24)	95	91,715
2.60%, 10/30/25 (Call 07/30/25)	145	140,551
2.85%, 10/30/24 (Call 07/30/24)	835	831,129
3.30%, 03/01/35 (Call 09/01/34)	505	462,981
3.50%, 03/01/45 (Call 09/01/44)	2,220	2,015,511
4.88%, 02/15/20[b]	4,550	5,077,847
6.00%, 03/15/19	200	226,665
6.63%, 02/15/38	40	53,569
6.88%, 03/15/39	35	48,501
Embraer Netherlands Finance BV
5.05%, 06/15/25[b]	5,000	4,750,000
Exelis Inc.
5.55%, 10/01/21	550	607,308
General Dynamics Corp.
2.25%, 07/15/16	300	302,985
2.25%, 11/15/22 (Call 08/15/22)	2,065	1,987,408
3.60%, 11/15/42 (Call 05/15/42)	15	13,739
3.88%, 07/15/21 (Call 04/15/21)[b]	1,900	2,013,363
L-3 Communications Corp.
3.95%, 11/15/16	1,900	1,934,221
3.95%, 05/28/24 (Call 02/28/24)	1,110	1,053,807
4.75%, 07/15/20	2,232	2,320,507
4.95%, 02/15/21 (Call 11/15/20)	950	987,802
5.20%, 10/15/19	2,650	2,801,339
Lockheed Martin Corp.
1.85%, 11/23/18	1,180	1,181,798
2.13%, 09/15/16[b]	2,525	2,546,755
2.50%, 11/23/20	385	385,967
2.90%, 03/01/25 (Call 12/01/24)	1,355	1,303,742
3.10%, 01/15/23	90	90,285
3.35%, 09/15/21	1,970	2,016,307
3.55%, 01/15/26 (Call 10/15/25)	180	180,900
3.60%, 03/01/35 (Call 09/01/34)	2,465	2,222,710
3.80%, 03/01/45 (Call 09/01/44)	2,150	1,900,271
4.07%, 12/15/42	4,062	3,754,820
4.25%, 11/15/19	150	160,966
4.50%, 05/15/36	140	142,607
4.70%, 05/15/46 (Call 11/15/45)	3,515	3,612,824
4.85%, 09/15/41	228	234,817
Series B
6.15%, 09/01/36	35	42,099
Northrop Grumman Corp.
1.75%, 06/01/18	3,337	3,321,023

Security	Principal (000s)	Value

3.25%, 08/01/23	$5,166	$5,166,117
3.50%, 03/15/21[b]	2,000	2,067,788
3.85%, 04/15/45 (Call 10/15/44)	1,025	906,400
4.75%, 06/01/43	730	745,916
5.05%, 11/15/40	255	269,601
Northrop Grumman Systems Corp.
7.75%, 02/15/31	15	19,853
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,272,034
4.20%, 12/15/44 (Call 06/15/44)	510	507,504
4.70%, 12/15/41[b]	545	581,667
6.40%, 12/15/18	5,009	5,667,167
7.20%, 08/15/27	1,765	2,339,650
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	575	581,459
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,787,787
4.80%, 12/15/43 (Call 06/15/43)	25	26,840
United Technologies Corp.
1.78%, 05/04/18[c]	4,100	4,075,950
1.80%, 06/01/17	52	52,380
3.10%, 06/01/22[b]	4,800	4,893,853
4.15%, 05/15/45 (Call 11/16/44)[b]	6,500	6,202,753
4.50%, 04/15/20	800	879,603
4.50%, 06/01/42	5,436	5,470,170
5.40%, 05/01/35	25	28,102
5.70%, 04/15/40	95	111,774
6.05%, 06/01/36	55	66,425
6.13%, 02/01/19	2,522	2,829,247
6.13%, 07/15/38[b]	4,737	5,822,725
6.70%, 08/01/28	300	382,993
7.50%, 09/15/29	50	68,090

		106,442,365
AGRICULTURE — 0.29%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	2,500	2,504,718
2.95%, 05/02/23	100	97,588
4.00%, 01/31/24[b]	5,000	5,205,150
4.25%, 08/09/42	140	127,506
4.50%, 05/02/43	3,400	3,196,251
4.75%, 05/05/21	5,925	6,454,514
5.38%, 01/31/44	3,355	3,597,157
9.95%, 11/10/38	105	169,384
10.20%, 02/06/39	60	98,971
Archer-Daniels-Midland Co.
4.02%, 04/16/43	56	53,028
4.48%, 03/01/21	3,250	3,538,544
4.54%, 03/26/42[b]	240	246,930
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,208
3.50%, 11/24/20 (Call 10/24/20)	2,685	2,690,391
4.10%, 03/15/16	1,150	1,158,645
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	2,900	2,894,555
Philip Morris International Inc.
1.13%, 08/21/17	36	35,871
1.25%, 08/11/17	355	355,377
1.25%, 11/09/17	555	554,085
1.63%, 03/20/17[b]	100	100,500
2.50%, 05/16/16[b]	1,500	1,512,673
2.50%, 08/22/22[b]	3,000	2,947,064
2.90%, 11/15/21	150	151,183

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.25%, 11/10/24	$1,855	$1,869,444
3.38%, 08/11/25 (Call 05/11/25)[b]	1,000	1,014,223
3.60%, 11/15/23	555	576,443
3.88%, 08/21/42	70	63,953
4.13%, 05/17/21[b]	2,500	2,685,612
4.13%, 03/04/43	1,090	1,037,735
4.25%, 11/10/44	4,150	4,016,005
4.38%, 11/15/41	3,325	3,262,006
4.50%, 03/20/42	1,555	1,550,308
4.88%, 11/15/43	35	37,079
5.65%, 05/16/18	2,501	2,745,653
6.38%, 05/16/38	2,075	2,590,896
Reynolds American Inc.
2.30%, 08/21/17[b,d]	3,224	3,265,656
2.30%, 06/12/18	235	237,735
3.25%, 06/12/20	5,207	5,327,130
3.25%, 11/01/22	3,375	3,350,292
3.75%, 05/20/23 (Call 02/20/23)[d]	500	503,500
4.00%, 06/12/22	215	222,767
4.45%, 06/12/25 (Call 03/12/25)	850	888,881
4.75%, 11/01/42	1,235	1,182,616
5.70%, 08/15/35 (Call 02/15/35)	750	819,209
5.85%, 08/15/45 (Call 02/15/45)[b]	5,440	6,047,425
6.15%, 09/15/43	80	91,107
6.75%, 06/15/17	3,118	3,359,301
6.88%, 05/01/20[b,d]	1,600	1,854,245
7.25%, 06/15/37	750	914,517
7.75%, 06/01/18	218	247,120

		87,471,151
AIRLINES — 0.10%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	306	325,816
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,820	2,989,673
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28[b]	47	46,856
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	7,349	7,183,974
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,799
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	883	929,651
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	2,192	2,252,674
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	90	91,267
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]	599	630,565
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,660	2,799,237

Security	Principal (000s)	Value

Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	$1,000	$1,012,500
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,695	4,687,336
2.75%, 11/06/19 (Call 10/06/19)	950	960,217
U.S. Airways 2012-2 Pass Through Trust Class A
4.63%, 12/03/26	87	90,674
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]	1,455	1,480,889
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28[b]	1,025	1,032,688
United Airlines 2015-1 Class AA Pass Through Trust
3.45%, 06/01/29	5,000	5,075,000

		31,629,816
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	3,350	3,245,027
3.63%, 05/01/43 (Call 11/01/42)	15	13,952
3.88%, 11/01/45 (Call 05/01/45)	1,485	1,432,794
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	2,500	2,491,112
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,780	1,872,304
6.45%, 11/01/37	25	32,245

		9,087,434
AUTO MANUFACTURERS — 0.33%
American Honda Finance Corp.
1.20%, 07/14/17	2,500	2,492,558
1.50%, 03/13/18	300	298,812
1.55%, 12/11/17	1,125	1,124,187
1.60%, 07/13/18	1,000	994,216
2.13%, 10/10/18	1,130	1,139,321
2.15%, 03/13/20[b]	2,000	1,983,329
2.25%, 08/15/19	2,050	2,056,845
2.45%, 09/24/20[b]	1,000	999,741
Daimler Finance North America LLC
8.50%, 01/18/31	2,200	3,158,209
Ford Holdings LLC
9.30%, 03/01/30	1,250	1,719,504
Ford Motor Co.
4.75%, 01/15/43[b]	1,930	1,845,068
6.38%, 02/01/29	1,250	1,437,864
6.63%, 10/01/28	640	749,600
7.40%, 11/01/46	500	636,015
7.45%, 07/16/31	1,000	1,251,002
Ford Motor Credit Co. LLC
2.55%, 10/05/18[b]	1,000	996,551
3.16%, 08/04/20	1,000	998,749
3.20%, 01/15/21	1,000	997,330
3.22%, 01/09/22	2,500	2,455,040
4.13%, 08/04/25	2,000	2,003,826
General Motors Co.
3.50%, 10/02/18	2,000	2,022,742
4.00%, 04/01/25[b]	200	191,859
4.88%, 10/02/23[b]	1,169	1,207,809

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.00%, 04/01/35	$110	$104,129
5.20%, 04/01/45	5,450	5,175,369
6.25%, 10/02/43	80	85,521
General Motors Financial Co. Inc.
3.10%, 01/15/19	370	369,706
3.15%, 01/15/20 (Call 12/15/19)	3,593	3,551,093
3.20%, 07/13/20 (Call 06/13/20)	3,400	3,348,890
3.25%, 05/15/18	150	151,315
3.45%, 04/10/22 (Call 02/10/22)	2,100	2,018,647
3.70%, 11/24/20 (Call 10/24/20)	4,830	4,843,958
4.00%, 01/15/25 (Call 10/15/24)	5,550	5,328,254
4.30%, 07/13/25 (Call 04/13/25)	3,000	2,942,153
4.75%, 08/15/17	5,000	5,179,189
PACCAR Financial Corp.
1.10%, 06/06/17	1,500	1,493,588
1.40%, 11/17/17	200	199,283
1.40%, 05/18/18	1,000	990,945
1.45%, 03/09/18	2,325	2,313,257
2.50%, 08/14/20	1,000	999,745
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,100	1,098,271
1.38%, 01/10/18[b]	1,500	1,498,375
1.45%, 01/12/18[b]	3,899	3,900,832
1.55%, 07/13/18	1,865	1,863,697
1.75%, 05/22/17	544	548,869
2.00%, 09/15/16	3,050	3,078,033
2.00%, 10/24/18	1,320	1,331,994
2.10%, 01/17/19	800	807,130
2.13%, 07/18/19	2,000	2,011,816
2.15%, 03/12/20[b]	2,790	2,789,354
2.63%, 01/10/23[b]	2,100	2,067,198
3.30%, 01/12/22	2,065	2,137,990
3.40%, 09/15/21	1,420	1,476,355
4.25%, 01/11/21	2,500	2,707,969

		99,173,102
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[b]	725	645,534
4.63%, 09/15/20[b]	1,650	1,764,501
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	950	954,057
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,239	2,258,915
5.00%, 02/15/23 (Call 02/15/18)	300	315,000
Johnson Controls Inc.
2.60%, 12/01/16	1,120	1,134,013
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,012,674
4.25%, 03/01/21	2,150	2,241,791
4.95%, 07/02/64 (Call 01/02/64)[b]	1,020	838,117
5.00%, 03/30/20	1,375	1,476,857
5.25%, 12/01/41 (Call 06/01/41)	15	13,713
5.70%, 03/01/41	615	598,944
6.00%, 01/15/36	165	171,891
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)[b]	50	48,940
4.15%, 10/01/25 (Call 07/01/25)[b]	1,500	1,515,440

		14,990,387

Security	Principal (000s)	Value

BANKS — 5.80%
Abbey National Treasury Services PLC/United Kingdom
2.00%, 08/24/18[b]	$1,735	$1,737,406
2.38%, 03/16/20	3,000	3,004,781
3.05%, 08/23/18	750	771,251
4.00%, 04/27/16	4,050	4,104,068
4.00%, 03/13/24[b]	3,150	3,292,445
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[b]	5,535	5,531,061
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	3,000	2,998,795
1.50%, 01/16/18	4,000	3,976,958
2.25%, 06/13/19	1,500	1,504,800
2.70%, 11/16/20	2,000	2,012,451
3.70%, 11/16/25	1,000	1,018,435
Bank of America Corp.
1.70%, 08/25/17[b]	34,018	34,037,213
2.00%, 01/11/18	1,500	1,504,404
2.60%, 01/15/19	1,275	1,288,544
2.63%, 10/19/20	1,654	1,645,683
3.30%, 01/11/23	7,730	7,710,762
3.88%, 03/22/17	100	102,779
3.88%, 08/01/25[b]	15,250	15,590,192
4.00%, 04/01/24[b]	2,078	2,143,467
4.00%, 01/22/25	1,500	1,486,428
4.10%, 07/24/23	100	104,406
4.13%, 01/22/24	6,449	6,713,960
4.20%, 08/26/24	9,040	9,105,847
4.25%, 10/22/26	3,505	3,508,133
4.88%, 04/01/44	3,875	4,074,612
5.00%, 05/13/21[b]	2,700	2,964,565
5.00%, 01/21/44	1,990	2,124,844
5.42%, 03/15/17	700	730,872
5.63%, 07/01/20	8,680	9,733,474
5.70%, 05/02/17	2,750	2,892,985
5.70%, 01/24/22	4,030	4,607,521
5.75%, 12/01/17	21,780	23,397,357
5.88%, 01/05/21	690	785,659
5.88%, 02/07/42[b]	2,635	3,120,929
6.50%, 08/01/16	5,350	5,539,337
6.75%, 06/01/28	50	60,563
6.88%, 04/25/18	10,528	11,709,561
6.88%, 11/15/18	500	564,578
7.63%, 06/01/19	600	703,422
7.75%, 05/14/38	800	1,101,632
Series L
2.25%, 04/21/20[b]	90	88,607
3.95%, 04/21/25[b]	2,855	2,813,223
4.75%, 04/21/45	20	19,628
Bank of America N.A.
6.00%, 10/15/36[b]	9,601	11,581,547
Bank of Montreal
1.30%, 07/15/16[b]	4,050	4,063,851
1.30%, 07/14/17 (Call 06/14/17)	2,000	1,997,238
1.45%, 04/09/18 (Call 03/09/18)[b]	3,447	3,413,204
1.80%, 07/31/18[b]	1,000	996,704
2.38%, 01/25/19 (Call 12/25/18)[b]	3,450	3,487,731
2.50%, 01/11/17	2,800	2,834,245
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	2,575	2,595,912
2.10%, 01/15/19 (Call 12/15/18)	2,650	2,664,372
2.20%, 03/04/19 (Call 02/02/19)[b]	1,350	1,360,094
2.20%, 05/15/19 (Call 04/15/19)	2,200	2,210,323
2.30%, 07/28/16	1,250	1,262,716
2.30%, 09/11/19 (Call 08/11/19)	3,205	3,219,085

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.40%, 01/17/17 (Call 12/18/16)	$2,000	$2,019,958
2.45%, 11/27/20	1,490	1,491,700
2.60%, 08/17/20 (Call 07/17/20)	785	791,991
3.00%, 02/24/25 (Call 01/24/25)[b]	830	815,544
3.25%, 09/11/24 (Call 08/11/24)	500	501,149
3.40%, 05/15/24 (Call 04/15/24)[b]	2,850	2,908,572
3.55%, 09/23/21 (Call 08/23/21)	1,770	1,848,811
3.65%, 02/04/24 (Call 01/05/24)	200	207,539
3.95%, 11/18/25 (Call 10/18/25)[b]	25	26,427
4.15%, 02/01/21	350	377,724
4.60%, 01/15/20	2,395	2,601,026
Series G
2.15%, 02/24/20 (Call 01/24/20)[b]	1,500	1,491,835
Bank of Nova Scotia (The)
1.10%, 12/13/16	2,000	2,001,304
1.30%, 07/21/17[b]	4,500	4,486,455
1.38%, 12/18/17 (Call 11/18/17)	3,425	3,407,046
1.45%, 04/25/18[b]	1,550	1,538,130
1.70%, 06/11/18 (Call 05/11/18)	250	248,605
2.05%, 10/30/18	500	500,318
2.05%, 06/05/19	3,715	3,708,071
2.35%, 10/21/20	5,000	4,957,576
2.55%, 01/12/17	2,400	2,429,412
2.80%, 07/21/21	1,000	1,004,900
4.38%, 01/13/21[b]	1,000	1,079,256
Bank One Corp.
7.63%, 10/15/26	25	32,108
7.75%, 07/15/25	493	624,980
8.00%, 04/29/27	600	794,082
Barclays Bank PLC
2.50%, 02/20/19[b]	9,905	10,019,726
3.75%, 05/15/24[b]	1,800	1,836,739
5.13%, 01/08/20[b]	6,435	7,127,969
5.14%, 10/14/20[b]	2,500	2,745,924
Barclays PLC
2.75%, 11/08/19	4,723	4,730,776
2.88%, 06/08/20[b]	5,000	5,010,445
3.65%, 03/16/25[b]	720	697,892
5.25%, 08/17/45	2,640	2,708,508
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	302	302,788
2.15%, 03/22/17 (Call 02/22/17)	1,450	1,462,516
2.25%, 02/01/19 (Call 01/02/19)	100	100,579
2.45%, 01/15/20 (Call 12/15/19)	1,550	1,555,614
2.63%, 06/29/20 (Call 05/29/20)	75	75,538
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,741,331
5.20%, 12/23/15	3,011	3,018,416
5.25%, 11/01/19	1,200	1,310,395
6.85%, 04/30/19	1,824	2,093,301
BNP Paribas SA
1.38%, 03/17/17	2,450	2,435,590
2.38%, 09/14/17	760	768,491
2.38%, 05/21/20	1,530	1,519,683
2.40%, 12/12/18	1,000	1,007,964
2.45%, 03/17/19	3,500	3,527,009
2.70%, 08/20/18	3,000	3,049,107
3.25%, 03/03/23	2,000	2,006,464
3.60%, 02/23/16	4,700	4,729,873
4.25%, 10/15/24[b]	1,500	1,494,536
5.00%, 01/15/21	3,940	4,369,616
BPCE SA
2.25%, 01/27/20	5,000	4,979,194
2.50%, 12/10/18[b]	2,000	2,027,607

Security	Principal (000s)	Value

2.50%, 07/15/19	$3,500	$3,529,578
4.00%, 04/15/24[b]	1,095	1,136,881
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	2,750	2,734,135
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,497,861
1.35%, 10/01/17 (Call 09/01/17)	2,250	2,241,630
2.30%, 10/15/18 (Call 09/15/18)	700	706,671
3.63%, 09/16/25 (Call 08/16/25)	925	932,966
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,020,571
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	500	496,574
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[b]	900	894,022
3.20%, 02/05/25 (Call 01/05/25)[b]	520	501,115
3.75%, 04/24/24 (Call 03/24/24)	1,020	1,028,033
4.20%, 10/29/25 (Call 09/29/25)	5,391	5,365,228
4.75%, 07/15/21	3,650	3,947,591
6.15%, 09/01/16	5,942	6,159,953
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	500	494,944
2.35%, 08/17/18 (Call 07/17/18)[b]	630	630,360
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,669,838
2.95%, 07/23/21 (Call 06/23/21)	3,250	3,223,968
Citigroup Inc.
1.55%, 08/14/17[b]	5,000	4,990,239
1.75%, 05/01/18	4,900	4,877,275
1.80%, 02/05/18	4,780	4,776,182
1.85%, 11/24/17	750	751,216
2.15%, 07/30/18[b]	750	751,981
2.40%, 02/18/20[b]	2,530	2,519,358
2.50%, 07/29/19	3,350	3,366,849
2.55%, 04/08/19[b]	6,200	6,262,588
2.65%, 10/26/20	1,000	996,095
3.30%, 04/27/25[b]	1,800	1,772,849
3.50%, 05/15/23	1,050	1,033,773
3.75%, 06/16/24[b]	3,000	3,070,695
3.88%, 10/25/23	2,050	2,122,779
3.88%, 03/26/25	1,150	1,124,038
3.95%, 06/15/16	1,775	1,802,489
4.00%, 08/05/24	1,950	1,944,357
4.05%, 07/30/22	700	721,033
4.30%, 11/20/26	1,000	1,000,054
4.40%, 06/10/25	1,200	1,218,741
4.45%, 09/29/27	5,065	5,065,075
4.50%, 01/14/22	3,100	3,345,649
4.65%, 07/30/45	2,040	2,066,468
4.95%, 11/07/43	5,025	5,300,389
5.30%, 05/06/44[b]	4,055	4,251,480
5.50%, 02/15/17	7,100	7,404,183
5.50%, 09/13/25	2,650	2,901,768
5.88%, 01/30/42	1,418	1,655,557
6.00%, 08/15/17[b]	604	646,758
6.13%, 11/21/17	17,350	18,774,111
6.13%, 08/25/36	150	172,687
6.63%, 01/15/28	25	30,929
6.63%, 06/15/32	65	77,611
6.68%, 09/13/43	655	807,365
8.13%, 07/15/39	7,774	11,331,363
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	493,308
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	5,200	5,232,592

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

City National Corp./CA
5.25%, 09/15/20	$4,025	$4,505,022
Comerica Bank
2.50%, 06/02/20	1,500	1,493,326
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	975	964,323
3.80%, 07/22/26	1,550	1,520,753
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17	500	498,812
1.75%, 11/02/18	2,165	2,157,204
1.90%, 09/18/17	5,750	5,786,882
2.25%, 03/13/19	1,000	1,001,392
2.30%, 09/06/19[b]	2,000	1,992,427
2.30%, 03/12/20[b]	2,000	1,983,393
2.40%, 11/02/20	2,450	2,425,767
2.50%, 09/20/18	1,250	1,271,144
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,042,714
3.88%, 04/10/25 (Call 03/10/25)	1,000	936,678
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	1,500	1,506,502
3.38%, 01/19/17	5,325	5,450,901
3.88%, 02/08/22	2,100	2,206,702
3.95%, 11/09/22	1,750	1,763,799
4.38%, 08/04/25	1,490	1,516,507
4.50%, 01/11/21	3,250	3,534,689
4.63%, 12/01/23[b]	2,750	2,853,474
5.25%, 05/24/41	2,990	3,402,286
5.25%, 08/04/45	2,300	2,414,184
5.75%, 12/01/43	3,550	4,007,435
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
3.38%, 05/21/25[b]	1,500	1,491,056
CorpBanca SA
3.88%, 09/22/19[d]	400	403,000
Credit Suisse AG/New York NY
1.38%, 05/26/17[b]	2,500	2,490,446
1.70%, 04/27/18	880	873,268
1.75%, 01/29/18	8,250	8,210,469
2.30%, 05/28/19[b]	1,735	1,743,396
3.00%, 10/29/21[b]	6,160	6,174,719
3.63%, 09/09/24	3,000	3,019,141
5.30%, 08/13/19	300	331,677
5.40%, 01/14/20[b]	2,465	2,717,149
6.00%, 02/15/18	4,850	5,214,320
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b,d]	1,250	1,244,656
3.75%, 03/26/25[b,d]	2,320	2,266,452
3.80%, 09/15/22[d]	1,750	1,760,475
4.88%, 05/15/45[d]	2,800	2,798,049
Deutsche Bank AG
2.95%, 08/20/20	2,500	2,504,825
Deutsche Bank AG/London
1.40%, 02/13/17	3,500	3,479,871
1.88%, 02/13/18	2,145	2,137,988
2.50%, 02/13/19[b]	2,265	2,268,053
3.70%, 05/30/24[b]	3,445	3,457,676
6.00%, 09/01/17[b]	4,880	5,223,811
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,250	2,238,948
2.60%, 11/13/18 (Call 10/12/18)	665	665,370
3.10%, 06/04/20 (Call 05/04/20)	805	809,807
4.20%, 08/08/23	3,000	3,105,671
7.00%, 04/15/20	250	286,207

Security	Principal (000s)	Value

Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	$1,925	$1,915,680
2.88%, 07/27/20 (Call 06/27/20)	1,550	1,551,282
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,523,492
3.63%, 01/25/16	3,250	3,263,790
8.25%, 03/01/38	1,070	1,533,703
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,650	1,643,029
2.15%, 08/20/18 (Call 07/20/18)	590	591,093
2.38%, 04/25/19 (Call 03/25/19)	750	750,466
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,103,279
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)[b]	500	496,960
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)[b]	1,500	1,488,510
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,004,419
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	9,525	9,654,100
2.55%, 10/23/19	8,220	8,272,999
2.60%, 04/23/20 (Call 03/23/20)	5,700	5,717,259
2.63%, 01/31/19	6,675	6,780,532
2.75%, 09/15/20 (Call 08/15/20)[b]	3,290	3,300,755
2.90%, 07/19/18	2,540	2,604,436
3.50%, 01/23/25 (Call 10/23/24)	1,850	1,834,320
3.63%, 01/22/23	5,170	5,296,100
3.75%, 05/22/25 (Call 02/22/25)[b]	2,480	2,511,132
3.85%, 07/08/24 (Call 04/08/24)	8,525	8,721,371
4.00%, 03/03/24	3,855	3,989,416
4.25%, 10/21/25	5,380	5,388,747
4.75%, 10/21/45 (Call 04/21/45)	1,670	1,688,665
4.80%, 07/08/44 (Call 01/08/44)	3,250	3,265,191
5.15%, 05/22/45[b]	250	248,520
5.25%, 07/27/21	1,412	1,573,327
5.38%, 03/15/20	3,125	3,471,262
5.63%, 01/15/17	5,750	5,980,919
5.75%, 01/24/22	3,840	4,396,336
5.95%, 01/18/18	2,750	2,985,791
5.95%, 01/15/27	4,575	5,163,397
6.00%, 06/15/20	5,365	6,110,230
6.13%, 02/15/33	2,865	3,410,855
6.15%, 04/01/18	4,490	4,917,203
6.25%, 09/01/17	600	647,004
6.25%, 02/01/41	4,340	5,217,834
6.45%, 05/01/36[b]	1,350	1,560,789
6.75%, 10/01/37	8,913	10,690,507
7.50%, 02/15/19	1,275	1,476,317
HSBC Bank USA N.A.
4.88%, 08/24/20	4,000	4,364,198
7.00%, 01/15/39	1,250	1,590,429
HSBC Bank USA N.A./New York NY
5.88%, 11/01/34	500	579,984
HSBC Holdings PLC
4.00%, 03/30/22	7,824	8,180,196
4.25%, 03/14/24	3,700	3,733,480
4.25%, 08/18/25	1,800	1,805,704
5.10%, 04/05/21[b]	5,174	5,759,251
5.25%, 03/14/44	500	525,069
6.10%, 01/14/42	3,375	4,236,294
6.50%, 05/02/36	1,900	2,289,616
6.50%, 09/15/37	5,000	6,064,085
6.80%, 06/01/38	2,000	2,514,778
7.63%, 05/17/32	305	388,125

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HSBC USA Inc.
1.30%, 06/23/17	$1,000	$996,366
1.63%, 01/16/18	1,600	1,596,594
1.70%, 03/05/18[b]	400	398,875
2.25%, 06/23/19[b]	2,100	2,092,471
2.35%, 03/05/20	1,445	1,433,065
2.38%, 11/13/19	1,500	1,501,096
2.75%, 08/07/20	3,300	3,316,498
3.50%, 06/23/24	8,500	8,550,447
5.00%, 09/27/20[b]	2,050	2,251,520
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	3,250	3,224,725
2.00%, 06/30/18	1,000	995,571
2.20%, 11/06/18 (Call 10/06/18)	250	249,807
2.20%, 04/01/19 (Call 03/01/19)[b]	3,750	3,723,041
2.40%, 04/01/20 (Call 03/01/20)	750	739,170
2.88%, 08/20/20 (Call 07/20/20)	1,000	998,645
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,200	1,203,131
3.88%, 01/16/18	3,300	3,405,238
3.88%, 01/15/19[b]	4,250	4,410,704
5.25%, 01/12/24[b]	565	612,716
JPMorgan Chase & Co.
1.35%, 02/15/17	4,250	4,235,505
1.63%, 05/15/18[b]	1,050	1,043,672
1.80%, 01/25/18	2,200	2,201,963
2.00%, 08/15/17	2,950	2,970,428
2.20%, 10/22/19	6,194	6,169,778
2.25%, 01/23/20 (Call 12/23/19)	5,400	5,352,270
2.35%, 01/28/19[b]	2,250	2,268,080
2.55%, 10/29/20 (Call 09/29/20)	3,000	2,985,501
2.75%, 06/23/20 (Call 05/23/20)[b]	7,400	7,476,245
3.13%, 01/23/25 (Call 10/23/24)[b]	2,750	2,682,615
3.15%, 07/05/16	3,800	3,850,844
3.20%, 01/25/23	1,840	1,843,548
3.25%, 09/23/22	3,786	3,820,697
3.38%, 05/01/23	1,200	1,183,365
3.63%, 05/13/24	5,000	5,100,681
3.88%, 02/01/24	5,250	5,464,675
3.88%, 09/10/24	4,950	4,970,194
3.90%, 07/15/25 (Call 04/15/25)[b]	2,000	2,068,436
4.13%, 12/15/26[b]	1,155	1,165,788
4.25%, 10/15/20	6,220	6,646,852
4.25%, 10/01/27	5,945	5,989,146
4.35%, 08/15/21	3,820	4,093,546
4.50%, 01/24/22	11,810	12,797,854
4.63%, 05/10/21	1,029	1,117,456
4.85%, 02/01/44[b]	7,675	8,229,983
4.95%, 06/01/45[b]	2,925	2,952,566
5.40%, 01/06/42	1,320	1,501,438
5.50%, 10/15/40	2,487	2,857,083
5.60%, 07/15/41	2,090	2,437,648
5.63%, 08/16/43	5,115	5,649,173
6.00%, 01/15/18	500	542,679
6.13%, 06/27/17	1,500	1,596,084
6.30%, 04/23/19	16,535	18,708,169
6.40%, 05/15/38[b]	310	392,729
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,784,915
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)[b]	8,400	8,381,108
2.90%, 09/15/20	745	745,466
5.10%, 03/24/21[b]	1,500	1,643,151

Security	Principal (000s)	Value

KfW
0.00%, 04/18/36	$4,000	$2,094,509
0.75%, 03/17/17	1,200	1,197,369
0.88%, 09/05/17[b]	15,500	15,457,626
0.88%, 12/15/17[b]	5,050	5,024,447
1.13%, 08/06/18	1,300	1,293,375
1.13%, 11/16/18	5,000	4,962,588
1.25%, 02/15/17	9,275	9,314,193
1.50%, 04/20/20	1,300	1,287,234
1.88%, 04/01/19	6,700	6,780,269
1.88%, 06/30/20	2,000	2,008,422
2.00%, 10/04/22	2,750	2,725,804
2.00%, 05/02/25	27,450	26,569,182
2.13%, 01/17/23	12,100	12,045,218
2.38%, 08/25/21[b]	700	714,182
2.50%, 11/20/24[b]	5,250	5,312,261
2.63%, 01/25/22	6,900	7,130,348
2.75%, 09/08/20	11,350	11,832,781
2.75%, 10/01/20	300	312,854
4.00%, 01/27/20	950	1,036,835
4.88%, 01/17/17	21,300	22,253,350
4.88%, 06/17/19	6,020	6,704,609
Series G
4.38%, 03/15/18	5,215	5,586,224
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,745,105
2.50%, 03/11/20	3,000	3,016,289
3.50%, 08/22/17	3,300	3,401,278
3.75%, 01/22/24[b]	900	941,834
4.63%, 11/16/21	1,500	1,653,118
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	11,350	11,314,656
1.00%, 04/04/18	2,225	2,214,297
1.38%, 10/23/19	400	396,031
1.88%, 09/17/18	350	355,113
2.00%, 01/13/25[b]	2,000	1,939,270
2.38%, 06/10/25[b]	5,000	4,979,934
5.00%, 11/08/16	5,982	6,206,475
5.13%, 02/01/17	3,000	3,146,648
Lloyds Bank PLC
2.00%, 08/17/18	2,000	2,003,808
2.30%, 11/27/18	2,200	2,220,514
2.40%, 03/17/20	2,200	2,195,027
2.70%, 08/17/20[b]	2,000	2,019,824
3.50%, 05/14/25[b]	4,800	4,819,454
4.20%, 03/28/17	2,800	2,888,049
Lloyds Banking Group PLC
4.50%, 11/04/24[b]	205	208,170
5.30%, 12/01/45	675	691,498
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,212,178
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,484,740
2.30%, 01/30/19 (Call 12/30/18)	2,000	2,002,632
2.90%, 02/06/25 (Call 01/06/25)[b]	1,000	968,829
5.63%, 12/01/21 (Call 12/01/16)[a]	500	495,000
Morgan Stanley
2.13%, 04/25/18	600	603,469
2.38%, 07/23/19[b]	2,220	2,223,799
2.50%, 01/24/19[b]	20,885	21,134,443
2.65%, 01/27/20[b]	800	804,841
2.80%, 06/16/20	5,000	5,041,399
3.70%, 10/23/24	900	912,308
3.75%, 02/25/23	3,560	3,680,934

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.80%, 04/29/16	$4,750	$4,808,544
3.95%, 04/23/27[b]	1,970	1,927,577
4.00%, 07/23/25[b]	1,026	1,062,607
4.30%, 01/27/45	3,025	2,917,927
4.35%, 09/08/26	4,078	4,141,210
4.75%, 03/22/17	3,150	3,272,202
4.88%, 11/01/22	3,526	3,799,166
5.00%, 11/24/25[b]	730	784,032
5.45%, 01/09/17	4,375	4,554,525
5.50%, 01/26/20	700	779,239
5.50%, 07/24/20	3,350	3,753,027
5.50%, 07/28/21	1,100	1,241,763
5.63%, 09/23/19	8,100	9,028,333
5.75%, 01/25/21	4,065	4,624,664
5.95%, 12/28/17[b]	1,300	1,406,984
6.25%, 08/28/17	975	1,050,147
6.25%, 08/09/26	651	776,135
6.38%, 07/24/42	5,984	7,530,490
6.63%, 04/01/18	4,084	4,514,624
7.25%, 04/01/32	740	976,673
7.30%, 05/13/19	4,865	5,648,760
Series F
3.88%, 04/29/24	19,200	19,806,145
5.55%, 04/27/17	2,000	2,107,717
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	7,250	7,355,069
National Australia Bank Ltd./New York
2.30%, 07/25/18	3,000	3,028,729
2.63%, 07/23/20[b]	2,250	2,253,842
2.75%, 03/09/17[b]	1,000	1,015,855
3.00%, 01/20/23[b]	1,600	1,592,913
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,674,714
3.38%, 08/23/21	2,474	2,561,292
3.45%, 11/04/20[b]	250	260,875
3.95%, 10/30/25[b]	2,350	2,464,164
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,300	5,276,155
1.38%, 02/10/20[b]	8,400	8,267,098
2.38%, 10/01/21	3,000	3,043,568
5.00%, 04/25/17	800	844,727
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[e]	3,025	3,015,958
1.50%, 10/18/17 (Call 09/18/17)[e]	1,000	998,771
1.80%, 11/05/18 (Call 10/06/18)[e]	10,000	9,963,914
2.20%, 01/28/19 (Call 12/29/18)[e]	1,500	1,508,665
2.70%, 11/01/22 (Call 10/01/22)[e]	2,500	2,432,168
3.80%, 07/25/23 (Call 06/25/23)[e]	5,750	5,925,771
4.20%, 11/01/25 (Call 10/02/25)[e]	500	531,084
6.00%, 12/07/17[e]	1,750	1,882,759
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[e]	5,500	5,610,136
PNC Funding Corp.
4.38%, 08/11/20[e]	2,762	2,995,655
6.70%, 06/10/19[e]	1,163	1,331,677
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	5,000	4,998,964
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,765
Royal Bank of Canada
1.20%, 01/23/17	200	199,872
1.40%, 10/13/17	500	497,834
1.45%, 09/09/16	4,925	4,950,906

Security	Principal (000s)	Value

1.50%, 01/16/18[b]	$2,500	$2,495,972
2.15%, 03/06/20[b]	5,200	5,188,272
2.20%, 07/27/18	125	126,039
2.30%, 07/20/16	2,250	2,272,124
2.35%, 10/30/20	1,000	994,224
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,700	1,693,078
6.40%, 10/21/19	3,450	3,856,519
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	2,625	2,652,269
5.63%, 08/24/20[b]	1,975	2,248,160
6.13%, 01/11/21	1,130	1,325,043
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	2,550	2,530,781
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[b]	1,200	1,172,958
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)	1,000	1,019,225
Santander Issuances SAU
5.18%, 11/19/25	1,800	1,805,492
Santander UK Group Holdings PLC
2.88%, 10/16/20	425	424,985
Societe Generale SA
2.75%, 10/12/17[b]	3,250	3,301,133
State Street Corp.
2.55%, 08/18/20	675	679,314
2.88%, 03/07/16[b]	1,300	1,308,093
3.10%, 05/15/23	1,450	1,429,142
3.30%, 12/16/24[b]	2,495	2,510,675
3.55%, 08/18/25[b]	555	572,062
3.70%, 11/20/23	1,500	1,561,039
4.38%, 03/07/21	1,300	1,412,489
4.96%, 03/15/18	1,550	1,633,157
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,472,637
1.75%, 01/16/18	2,000	1,990,576
2.25%, 07/11/19[b]	1,000	993,276
2.45%, 01/16/20	6,000	5,975,315
2.45%, 10/20/20	1,000	990,634
2.50%, 07/19/18	3,000	3,028,460
3.65%, 07/23/25[b]	3,000	3,056,375
3.95%, 01/10/24	3,000	3,129,135
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,244,998
7.25%, 03/15/18	1,000	1,105,518
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,100	1,100,085
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,069,785
6.00%, 09/11/17	2,498	2,671,285
SVB Financial Group
3.50%, 01/29/25	1,000	953,104
Svenska Handelsbanken AB
2.40%, 10/01/20[b]	5,000	4,976,079
2.50%, 01/25/19[b]	2,750	2,778,677
2.88%, 04/04/17	2,750	2,806,052
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	149,555
1.40%, 04/30/18[b]	1,215	1,199,959
1.63%, 03/13/18[b]	4,500	4,474,714
1.75%, 07/23/18	1,315	1,305,650
2.13%, 07/02/19	3,100	3,096,745
2.25%, 11/05/19	3,950	3,956,571
2.38%, 10/19/16[b]	2,000	2,026,700
2.50%, 07/14/16	1,600	1,617,400
2.63%, 09/10/18	2,000	2,032,074

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	$825	$825,044
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	1,270	1,264,732
3.00%, 03/15/22 (Call 02/15/22)[b]	1,550	1,579,122
3.70%, 01/30/24 (Call 12/29/23)	2,250	2,367,288
4.13%, 05/24/21 (Call 04/23/21)	1,825	1,965,657
Series F
3.60%, 09/11/24 (Call 08/11/24)[b]	1,650	1,675,964
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	2,075	2,065,051
2.13%, 10/28/19 (Call 09/28/19)[b]	4,759	4,751,800
2.80%, 01/27/25 (Call 12/27/24)	1,350	1,315,875
UBS AG/Stamford CT
1.38%, 06/01/17[b]	825	820,000
1.38%, 08/14/17	3,250	3,224,955
1.80%, 03/26/18	1,215	1,207,400
2.35%, 03/26/20	890	889,791
2.38%, 08/14/19	11,450	11,498,223
5.75%, 04/25/18	1,700	1,843,320
5.88%, 12/20/17[b]	6,534	7,042,536
Wachovia Corp.
5.50%, 08/01/35	5,115	5,706,723
5.75%, 06/15/17	3,830	4,079,329
5.75%, 02/01/18	8,680	9,409,539
7.50%, 04/15/35	50	66,905
7.57%, 08/01/26[c]	100	128,569
Wells Fargo & Co.
1.15%, 06/02/17	28	27,935
1.40%, 09/08/17	2,392	2,390,474
1.50%, 01/16/18[b]	3,300	3,292,624
2.13%, 04/22/19	550	551,244
2.15%, 01/15/19[b]	5,073	5,095,052
2.55%, 12/07/20	450	449,519
3.00%, 01/22/21	2,695	2,745,819
3.00%, 02/19/25	2,290	2,219,875
3.30%, 09/09/24[b]	3,000	2,993,275
3.50%, 03/08/22	5,529	5,743,751
3.55%, 09/29/25[b]	10,000	10,091,358
3.90%, 05/01/45[b]	4,108	3,790,358
4.10%, 06/03/26	5,605	5,681,900
4.13%, 08/15/23	4,020	4,182,933
4.30%, 07/22/27	2,675	2,741,664
4.48%, 01/16/24	900	947,599
4.60%, 04/01/21[b]	5,320	5,817,291
4.65%, 11/04/44	3,485	3,409,282
4.90%, 11/17/45	3,065	3,123,525
5.38%, 02/07/35	25	28,487
5.38%, 11/02/43	1,455	1,571,268
5.61%, 01/15/44	5,968	6,656,829
5.63%, 12/11/17	6,433	6,942,691
Series M
3.45%, 02/13/23[b]	2,530	2,534,843
Series N
2.15%, 01/30/20	3,440	3,424,272
Wells Fargo Bank N.A.
6.00%, 11/15/17	1,500	1,626,062
Wells Fargo Capital X
5.95%, 12/01/86	3,775	3,843,502
Westpac Banking Corp.
1.20%, 05/19/17	200	199,461

Security	Principal (000s)	Value

1.50%, 12/01/17	$4,000	$3,993,232
1.55%, 05/25/18[b]	1,200	1,183,332
1.60%, 01/12/18	1,650	1,645,654
1.95%, 11/23/18	3,000	3,001,970
2.00%, 08/14/17	400	402,765
2.25%, 07/30/18	600	605,780
2.25%, 01/17/19[b]	3,340	3,354,513
2.30%, 05/26/20[b]	1,500	1,495,848
2.60%, 11/23/20	2,000	2,005,073
3.00%, 12/09/15[b]	4,850	4,852,183
4.88%, 11/19/19	540	590,591

		1,744,385,922
BEVERAGES — 0.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	214,871
5.60%, 03/01/17	500	525,047
5.95%, 01/15/33	55	61,642
6.45%, 09/01/37	25	29,588
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	4,250	4,237,296
1.25%, 01/17/18	250	247,104
2.15%, 02/01/19[b]	865	867,487
2.63%, 01/17/23	2,340	2,247,679
3.70%, 02/01/24	1,015	1,040,220
4.63%, 02/01/44[b]	6,660	6,686,455
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,850	2,841,287
2.50%, 07/15/22	5,315	5,119,360
2.88%, 02/15/16[b]	2,000	2,008,978
3.75%, 07/15/42[b]	2,065	1,802,978
4.38%, 02/15/21[b]	4,225	4,571,645
5.00%, 04/15/20	202	221,861
5.38%, 01/15/20[b]	2,831	3,147,212
6.38%, 01/15/40[b]	50	59,574
6.88%, 11/15/19	700	811,633
7.75%, 01/15/19	7,935	9,208,159
8.00%, 11/15/39	2,025	2,849,910
8.20%, 01/15/39	885	1,262,811
Beam Suntory Inc.
1.75%, 06/15/18	500	491,710
3.25%, 05/15/22 (Call 02/15/22)	4,875	4,758,412
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,664,283
3.75%, 01/15/43 (Call 07/15/42)	25	22,887
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,080,619
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	3,000	3,027,043
Coca-Cola Co. (The)
0.88%, 10/27/17	330	328,626
1.65%, 03/14/18[b]	500	504,297
1.65%, 11/01/18[b]	500	504,315
1.80%, 09/01/16[b]	400	403,450
1.88%, 10/27/20	2,500	2,488,308
2.45%, 11/01/20[b]	1,650	1,684,174
2.88%, 10/27/25	1,665	1,634,733
3.15%, 11/15/20	5,650	5,945,404
3.20%, 11/01/23	3,100	3,212,185
3.30%, 09/01/21[b]	2,350	2,471,259
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)[b]	1,000	1,013,254
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,913,561

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	$4,400	$4,406,032
5.25%, 11/26/43[b]	1,000	1,068,992
Diageo Capital PLC
1.50%, 05/11/17[b]	6,144	6,153,941
2.63%, 04/29/23 (Call 01/29/23)	3,120	3,030,724
3.88%, 04/29/43 (Call 10/29/42)	1,180	1,096,200
4.83%, 07/15/20[b]	175	191,830
5.75%, 10/23/17	950	1,022,589
5.88%, 09/30/36	125	148,271
Diageo Investment Corp.
2.88%, 05/11/22[b]	400	396,872
4.25%, 05/11/42[b]	1,027	1,012,629
7.45%, 04/15/35	775	1,050,140
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	1,750	1,773,352
3.20%, 11/15/21 (Call 08/15/21)[b]	2,050	2,060,107
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,183,084
4.50%, 11/15/45 (Call 05/15/45)	385	378,801
Dr. Pepper Snapple Group Inc.
6.82%, 05/01/18[b]	250	278,114
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	2,350	2,374,323
5.00%, 05/01/42	805	776,456
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	4,681	6,293,371
PepsiAmericas Inc.
5.50%, 05/15/35	25	29,183
PepsiCo Inc.
0.95%, 02/22/17	200	199,426
1.25%, 08/13/17	3,800	3,806,600
2.15%, 10/14/20 (Call 09/14/20)	1,400	1,396,425
2.25%, 01/07/19 (Call 12/07/18)	3,750	3,804,265
2.50%, 05/10/16	1,700	1,714,503
2.75%, 03/05/22[b]	2,787	2,811,074
2.75%, 03/01/23	2,000	1,994,834
2.75%, 04/30/25 (Call 01/30/25)[b]	3,200	3,111,863
3.00%, 08/25/21[b]	2,225	2,283,387
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,538,155
3.50%, 07/17/25 (Call 04/17/25)[b]	1,100	1,134,733
3.60%, 03/01/24 (Call 12/01/23)	3,400	3,554,163
3.60%, 08/13/42	27	24,416
4.00%, 03/05/42[b]	1,063	1,024,509
4.25%, 10/22/44 (Call 04/22/44)	405	401,697
4.45%, 04/14/46 (Call 10/14/45)	995	1,020,037
4.60%, 07/17/45 (Call 01/17/45)[b]	2,039	2,136,712
4.88%, 11/01/40	640	685,776
5.00%, 06/01/18	200	217,231
5.50%, 01/15/40	40	46,371
7.90%, 11/01/18	2,280	2,675,035
Series 1
1.00%, 10/13/17	625	622,396

		154,139,936
BIOTECHNOLOGY — 0.36%
Amgen Inc.
1.25%, 05/22/17	950	946,323
2.13%, 05/15/17	4,068	4,103,502
2.20%, 05/22/19 (Call 04/22/19)	2,725	2,724,540
2.50%, 11/15/16	2,000	2,027,758
3.45%, 10/01/20	250	259,295

Security	Principal (000s)	Value

3.63%, 05/15/22 (Call 02/15/22)	$6,000	$6,153,066
3.63%, 05/22/24 (Call 02/22/24)	4,164	4,171,674
4.10%, 06/15/21 (Call 03/15/21)	1,000	1,062,234
4.40%, 05/01/45 (Call 11/01/44)[b]	1,610	1,485,362
4.50%, 03/15/20[b]	250	269,095
4.95%, 10/01/41	55	54,605
5.15%, 11/15/41 (Call 05/15/41)	5,720	5,818,336
5.38%, 05/15/43 (Call 11/15/42)	1,110	1,171,343
5.65%, 06/15/42 (Call 12/15/41)	3,955	4,315,162
5.70%, 02/01/19	5,787	6,405,837
5.75%, 03/15/40	40	43,894
5.85%, 06/01/17	1,500	1,593,739
6.15%, 06/01/18	500	549,619
6.38%, 06/01/37	40	46,617
6.40%, 02/01/39	25	29,388
6.90%, 06/01/38	1,040	1,288,963
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	4,525	4,858,657
Biogen Inc.
2.90%, 09/15/20	1,018	1,019,996
3.63%, 09/15/22	400	406,159
4.05%, 09/15/25 (Call 06/15/25)	3,875	3,899,598
5.20%, 09/15/45 (Call 03/15/45)[b]	2,595	2,606,733
6.88%, 03/01/18	1,350	1,489,090
Celgene Corp.
2.13%, 08/15/18[b]	2,000	2,005,625
2.25%, 05/15/19	750	748,625
2.88%, 08/15/20	250	251,086
3.25%, 08/15/22	2,200	2,190,839
3.55%, 08/15/22	550	556,577
3.63%, 05/15/24 (Call 02/15/24)	1,102	1,090,568
3.88%, 08/15/25 (Call 05/15/25)[b]	1,905	1,898,160
3.95%, 10/15/20[b]	1,200	1,259,322
4.00%, 08/15/23	3,200	3,292,014
4.63%, 05/15/44 (Call 11/15/43)	1,645	1,544,890
5.00%, 08/15/45 (Call 02/15/45)[b]	5,245	5,212,980
5.25%, 08/15/43	115	116,689
Gilead Sciences Inc.
1.85%, 09/04/18	225	226,588
2.05%, 04/01/19	1,250	1,254,994
2.35%, 02/01/20	350	351,722
2.55%, 09/01/20[b]	1,855	1,867,783
3.05%, 12/01/16	200	203,896
3.25%, 09/01/22 (Call 07/01/22)[b]	4,080	4,128,638
3.50%, 02/01/25 (Call 11/01/24)	1,105	1,111,804
3.65%, 03/01/26 (Call 12/01/25)	3,235	3,256,811
3.70%, 04/01/24 (Call 01/01/24)	1,020	1,047,333
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,637,479
4.50%, 02/01/45 (Call 08/01/44)	4,470	4,349,822
4.60%, 09/01/35 (Call 03/01/35)	355	360,471
4.75%, 03/01/46 (Call 09/01/45)	3,415	3,453,381
4.80%, 04/01/44 (Call 10/01/43)	4,235	4,287,365
5.65%, 12/01/41 (Call 06/01/41)	2,685	3,018,906

		109,524,953
BUILDING MATERIALS — 0.02%
CRH America Inc.
5.75%, 01/15/21	800	897,436
8.13%, 07/15/18[b]	500	571,247
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	254,426

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$1,930	$1,931,266
4.20%, 12/01/24 (Call 09/01/24)	100	97,516
7.00%, 12/01/36	800	894,874

		4,646,765
CHEMICALS — 0.51%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,250	3,139,166
3.38%, 03/15/25 (Call 12/15/24)[b]	565	520,423
4.13%, 03/15/35 (Call 09/15/34)	830	717,606
4.90%, 06/01/43 (Call 12/01/42)	25	22,888
5.25%, 01/15/45 (Call 07/15/44)	1,575	1,518,198
6.13%, 01/15/41 (Call 07/15/40)	35	37,197
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,510,778
3.00%, 11/03/21[b]	1,125	1,131,960
3.35%, 07/31/24 (Call 04/30/24)[b]	1,050	1,056,190
4.38%, 08/21/19	500	537,065
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	500	497,017
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,560,607
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,505,221
3.65%, 07/15/24 (Call 04/15/24)	135	134,805
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	494,693
4.15%, 12/01/24 (Call 09/01/24)	1,750	1,696,357
4.50%, 12/15/20 (Call 09/15/20)	800	834,822
5.45%, 12/01/44 (Call 06/01/44)	25	24,086
Cabot Corp.
3.70%, 07/15/22	350	345,551
CF Industries Inc.
4.95%, 06/01/43	860	751,686
5.15%, 03/15/34	3,570	3,302,882
5.38%, 03/15/44[b]	1,274	1,182,508
6.88%, 05/01/18	1,400	1,531,436
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	1,951,518
3.95%, 05/01/25 (Call 02/01/25)	500	476,505
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,100	2,056,087
3.50%, 10/01/24 (Call 07/01/24)[b]	1,000	973,289
4.13%, 11/15/21 (Call 08/15/21)	3,406	3,577,286
4.25%, 11/15/20 (Call 08/15/20)	3,260	3,469,284
4.25%, 10/01/34 (Call 04/01/34)[b]	3,750	3,422,322
4.38%, 11/15/42 (Call 05/15/42)	2,055	1,821,688
4.63%, 10/01/44 (Call 04/01/44)	540	494,646
5.25%, 11/15/41 (Call 05/15/41)	601	588,531
7.38%, 11/01/29	105	131,365
8.55%, 05/15/19	6,035	7,213,094
9.40%, 05/15/39	620	906,310
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,800	1,794,025
3.60%, 08/15/22 (Call 05/15/22)[b]	4,675	4,699,292
3.80%, 03/15/25 (Call 12/15/24)[b]	850	836,929
4.65%, 10/15/44 (Call 04/15/44)[b]	785	723,058
5.50%, 11/15/19	1,600	1,764,750
Ecolab Inc.
1.55%, 01/12/18	500	496,828
2.25%, 01/12/20	1,065	1,055,243
3.00%, 12/08/16	2,100	2,138,478
4.35%, 12/08/21[b]	475	507,768
5.50%, 12/08/41	1,700	1,875,914

Security	Principal (000s)	Value

EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]	$6,515	$6,186,892
4.15%, 02/15/43[b]	2,186	1,941,126
4.25%, 04/01/21[b]	50	53,120
4.63%, 01/15/20	50	53,921
4.90%, 01/15/41	25	24,470
5.25%, 12/15/16	3,968	4,133,980
5.60%, 12/15/36	25	26,940
6.00%, 07/15/18	3,870	4,252,263
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	443,461
4.10%, 02/01/24 (Call 11/01/23)[b]	1,700	1,663,049
Lubrizol Corp.
6.50%, 10/01/34	55	69,686
8.88%, 02/01/19	175	210,204
LYB International Finance BV
4.00%, 07/15/23[b]	3,625	3,672,648
4.88%, 03/15/44 (Call 09/15/43)	880	841,655
5.25%, 07/15/43[b]	95	95,141
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	2,735	2,332,414
5.00%, 04/15/19 (Call 01/15/19)	1,000	1,070,436
5.75%, 04/15/24 (Call 01/15/24)[b]	2,000	2,246,694
6.00%, 11/15/21 (Call 08/17/21)	1,050	1,188,606
Methanex Corp.
5.25%, 03/01/22	550	540,789
5.65%, 12/01/44 (Call 06/01/44)	2,025	1,634,900
Monsanto Co.
1.15%, 06/30/17	200	198,550
2.13%, 07/15/19	3,480	3,442,731
3.38%, 07/15/24 (Call 04/15/24)[b]	335	320,574
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,146,036
3.95%, 04/15/45 (Call 10/15/44)	1,233	986,546
4.20%, 07/15/34 (Call 01/15/34)	685	611,458
4.40%, 07/15/44 (Call 01/15/44)	2,830	2,438,455
4.65%, 11/15/43 (Call 05/15/43)	140	124,949
4.70%, 07/15/64 (Call 01/15/64)	625	509,598
5.88%, 04/15/38	125	130,170
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,750	1,751,343
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,429,752
5.45%, 11/15/33 (Call 05/15/33)	26	26,442
5.63%, 11/15/43 (Call 05/15/43)[b]	2,045	2,052,253
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[b]	2,000	1,857,381
3.25%, 12/01/17	2,050	2,101,770
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,869,966
4.88%, 03/30/20[b]	2,500	2,714,835
5.63%, 12/01/40[b]	41	44,026
5.88%, 12/01/36	90	98,567
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,000	983,039
3.60%, 11/15/20	2,153	2,196,577
5.50%, 11/15/40	35	38,817
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,625,992
2.25%, 09/24/20	1,000	993,863
2.45%, 02/15/22 (Call 11/15/21)	1,725	1,685,083
2.65%, 02/05/25 (Call 11/05/24)	3,510	3,398,474
2.70%, 02/21/23 (Call 11/21/22)	350	343,906
3.00%, 09/01/21[b]	250	251,634
3.20%, 01/30/26 (Call 10/30/25)[b]	1,025	1,032,034
3.55%, 11/07/42 (Call 05/07/42)	294	262,068
4.05%, 03/15/21	1,125	1,204,778
5.20%, 03/15/17	500	524,133

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Rohm & Haas Co.
6.00%, 09/15/17	$1,000	$1,068,882
7.85%, 07/15/29	150	192,387
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	1,025	959,589
RPM International Inc.
6.13%, 10/15/19	150	164,847
6.50%, 02/15/18	1,500	1,619,595
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,575	4,530,667
4.00%, 12/15/42 (Call 06/15/42)	40	37,973
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 12/18/15)	550	588,500
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	25	25,063
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,351,764
4.40%, 02/01/45 (Call 08/01/44)	1,055	943,562
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,668,560

		152,256,936
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,405	2,423,722
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,806,384
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[b]	1,000	1,003,817
5.25%, 10/01/25 (Call 07/01/25)	1,250	1,266,955
5.50%, 11/01/22 (Call 05/01/22)[b]	3,250	3,429,404
California Institute of Technology
4.70%, 11/01/11	1,000	955,796
Catholic Health Initiatives
2.95%, 11/01/22	1,000	974,308
4.35%, 11/01/42	2,750	2,548,596
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	270	257,302
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,720,883
7.00%, 07/01/37	25	27,363
Massachusetts Institute of Technology
3.96%, 07/01/38	25	25,584
4.68%, 07/01/14	1,375	1,398,202
5.60%, 07/01/11	1,870	2,271,500
MasterCard Inc.
2.00%, 04/01/19	875	877,372
3.38%, 04/01/24	1,275	1,298,732
McGraw Hill Financial Inc.
2.50%, 08/15/18[d]	280	281,991
3.30%, 08/14/20 (Call 07/14/20)[d]	325	328,957
4.00%, 06/15/25 (Call 03/15/25)[d]	4,000	3,925,484
4.40%, 02/15/26 (Call 11/15/25)[d]	1,000	1,012,932
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	185	167,355
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[b]	3,850	4,099,369
Northwestern University
3.69%, 12/01/38	500	495,563
3.87%, 12/01/48	1,000	976,521

Security	Principal (000s)	Value

President and Fellows of Harvard College
4.88%, 10/15/40	$500	$586,026
Princeton University
5.70%, 03/01/39	1,700	2,186,544
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	4,904	4,919,788
4.25%, 08/15/24 (Call 05/15/24)	765	763,898
Verisk Analytics Inc.
4.13%, 09/12/22[b]	957	968,579
5.50%, 06/15/45 (Call 12/15/44)	2,100	1,997,345
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,978,453
3.65%, 08/22/18[b]	3,550	3,649,505
5.25%, 04/01/20[b]	850	918,071
6.20%, 11/17/36[b]	1,090	1,077,459
6.20%, 06/21/40[b]	135	128,483
William Marsh Rice University
3.77%, 05/15/55	1,500	1,406,937

		54,155,180
COMPUTERS — 0.45%
Apple Inc.
1.00%, 05/03/18[b]	6,140	6,102,437
1.05%, 05/05/17[b]	1,200	1,202,269
2.00%, 05/06/20[b]	2,840	2,842,948
2.10%, 05/06/19[b]	2,220	2,252,777
2.40%, 05/03/23	1,350	1,316,750
2.50%, 02/09/25	900	862,025
2.70%, 05/13/22	2,000	2,014,306
2.85%, 05/06/21	4,830	4,946,110
3.20%, 05/13/25[b]	10,293	10,411,020
3.45%, 05/06/24	4,270	4,422,052
3.45%, 02/09/45	5,035	4,319,997
3.85%, 05/04/43	5,655	5,230,724
4.38%, 05/13/45	4,028	4,044,993
4.45%, 05/06/44	1,225	1,242,967
Cadence Design Systems Inc.
4.38%, 10/15/24	350	351,410
Computer Sciences Corp.
4.45%, 09/15/22[b]	3,150	3,196,065
EMC Corp./MA
2.65%, 06/01/20	3,605	3,349,226
3.38%, 06/01/23 (Call 03/01/23)[b]	5,420	4,579,785
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	1,000	1,002,568
3.60%, 10/15/20 (Call 09/15/20)[d]	885	891,757
4.40%, 10/15/22 (Call 08/15/22)[b,d]	1,000	1,004,668
4.90%, 10/15/25 (Call 07/15/25)[d]	6,000	5,907,732
6.20%, 10/15/35 (Call 04/15/35)[d]	1,055	1,024,494
6.35%, 10/15/45 (Call 04/15/45)[d]	1,055	1,015,428
HP Enterprise Services LLC
7.45%, 10/15/29	800	980,809
HP Inc.
3.75%, 12/01/20	500	498,751
4.05%, 09/15/22	900	883,230
4.30%, 06/01/21	2,500	2,517,618
4.38%, 09/15/21[b]	3,100	3,118,682
4.65%, 12/09/21	2,250	2,278,817
6.00%, 09/15/41	2,250	2,078,472
International Business Machines Corp.
1.13%, 02/06/18[b]	1,000	993,957
1.63%, 05/15/20[b]	750	736,322

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.88%, 11/09/22	$6,000	$5,991,024
2.90%, 11/01/21	4,925	5,012,165
3.38%, 08/01/23	4,000	4,077,387
3.63%, 02/12/24[b]	2,575	2,653,416
4.00%, 06/20/42[b]	2,225	2,047,316
5.60%, 11/30/39[b]	2,815	3,235,223
5.70%, 09/14/17	3,482	3,756,300
5.88%, 11/29/32	2,837	3,410,394
6.22%, 08/01/27	875	1,086,173
6.50%, 01/15/28[b]	515	654,274
7.00%, 10/30/25	1,145	1,468,319
7.63%, 10/15/18	1,250	1,453,382
8.38%, 11/01/19[b]	100	123,535
Lexmark International Inc.
5.13%, 03/15/20	350	362,489
6.65%, 06/01/18[b]	1,000	1,079,081
NetApp Inc.
2.00%, 12/15/17	2,150	2,135,676
3.25%, 12/15/22 (Call 09/15/22)[b]	1,250	1,191,542
3.38%, 06/15/21 (Call 04/15/21)	645	631,247
Seagate HDD Cayman
3.75%, 11/15/18	500	501,005
4.75%, 06/01/23[b]	1,684	1,493,845
4.75%, 01/01/25[b]	3,900	3,343,334
5.75%, 12/01/34 (Call 06/01/34)[b,d]	990	766,367

		134,094,660
COSMETICS & PERSONAL CARE — 0.07%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,300	1,304,536
1.75%, 03/15/19	1,375	1,376,943
2.30%, 05/03/22	875	862,659
2.95%, 11/01/20	1,600	1,655,210
4.00%, 08/15/45	3,350	3,350,203
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]	550	529,418
4.38%, 06/15/45 (Call 12/15/44)	1,000	991,077
6.00%, 05/15/37	750	906,170
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	2,450	2,466,465
1.90%, 11/01/19[b]	2,660	2,675,493
2.30%, 02/06/22[b]	800	797,734
3.10%, 08/15/23[b]	100	103,333
5.50%, 02/01/34	25	29,560
5.55%, 03/05/37	2,778	3,346,024
5.80%, 08/15/34	225	276,305
6.45%, 01/15/26	200	257,433

		20,928,563
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,250	1,208,571
4.50%, 03/01/23 (Call 12/01/22)	700	707,563
5.13%, 03/01/21	1,300	1,361,950
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,000	1,011,450
5.00%, 08/10/22 (Call 02/10/22)	1,300	1,331,227
5.25%, 09/01/17[b]	1,000	1,049,640

Security	Principal (000s)	Value

WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	$40	$41,644

		6,712,045
DIVERSIFIED FINANCIAL SERVICES — 1.02%
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,387,103
4.25%, 02/15/24	200	203,189
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[b]	5,780	5,741,434
3.38%, 01/15/19 (Call 12/15/18)[b]	4,145	4,189,153
3.75%, 02/01/22 (Call 12/01/21)[b]	3,000	2,959,443
3.88%, 04/01/21 (Call 03/01/21)[b]	500	507,584
4.25%, 09/15/24 (Call 06/15/24)	100	98,415
4.75%, 03/01/20	350	370,306
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,582,587
American Express Co.
1.55%, 05/22/18	2,000	1,986,643
2.65%, 12/02/22	454	440,691
3.63%, 12/05/24 (Call 11/04/24)[b]	1,500	1,489,256
4.05%, 12/03/42	3,222	3,045,143
6.15%, 08/28/17	1,500	1,611,705
7.00%, 03/19/18	4,920	5,484,584
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,041,128
2.13%, 07/27/18[b]	4,500	4,528,713
2.13%, 03/18/19	550	549,464
2.25%, 08/15/19	3,600	3,592,906
2.38%, 05/26/20 (Call 04/25/20)	3,220	3,204,998
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,080	1,083,543
Ameriprise Financial Inc.
3.70%, 10/15/24[b]	1,900	1,940,473
4.00%, 10/15/23	1,130	1,178,891
5.30%, 03/15/20	140	156,113
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	542,428
AXA Financial Inc.
7.00%, 04/01/28	50	62,435
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	882	919,328
7.25%, 02/01/18	5,720	6,356,382
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	2,880	3,117,785
BGC Partners Inc.
5.38%, 12/09/19	500	520,000
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)[b]	2,000	1,983,139
3.38%, 02/15/23	2,700	2,666,841
8.80%, 07/15/19	1,750	2,082,207
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	260	259,263
3.00%, 03/10/25 (Call 12/10/24)	655	640,969
3.45%, 02/13/26 (Call 11/13/25)	2,750	2,780,394
4.45%, 07/22/20	50	54,578
CME Group Inc./IL
3.00%, 09/15/22	350	351,720
3.00%, 03/15/25 (Call 12/15/24)[b]	2,000	1,980,841
5.30%, 09/15/43 (Call 03/15/43)	1,547	1,753,654
Credit Suisse USA Inc.
7.13%, 07/15/32	5,187	6,662,021

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Discover Financial Services
3.85%, 11/21/22	$850	$843,871
3.95%, 11/06/24 (Call 08/06/24)	2,000	1,982,246
5.20%, 04/27/22	2,629	2,799,624
Ford Motor Credit Co. LLC
1.68%, 09/08/17[b]	2,500	2,474,004
2.38%, 01/16/18	6,500	6,499,628
2.38%, 03/12/19[b]	2,950	2,908,593
2.60%, 11/04/19	1,400	1,377,945
2.88%, 10/01/18	400	402,137
3.00%, 06/12/17	4,850	4,909,064
3.66%, 09/08/24	2,800	2,737,100
4.25%, 02/03/17	1,825	1,871,519
4.25%, 09/20/22	3,500	3,616,971
5.00%, 05/15/18	2,750	2,900,801
5.88%, 08/02/21	5,300	5,954,867
6.63%, 08/15/17	2,400	2,573,101
8.00%, 12/15/16[b]	1,350	1,435,222
8.13%, 01/15/20	7,250	8,616,644
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,713,172
GE Capital International Funding Co.
0.96%, 04/15/16[d]	15,465	15,483,407
2.34%, 11/15/20[d]	3,765	3,750,358
3.37%, 11/15/25[b,d]	2,219	2,242,119
4.42%, 11/15/35[d]	4,972	5,070,302
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	3,170	3,376,050
General Electric Capital Corp.
2.10%, 12/11/19	2,500	2,513,935
2.20%, 01/09/20 (Call 12/09/19)	1,258	1,267,415
2.95%, 05/09/16	8,750	8,837,343
3.10%, 01/09/23	2,020	2,056,252
3.15%, 09/07/22	416	426,997
3.45%, 05/15/24 (Call 02/13/24)	430	444,321
4.38%, 09/16/20	387	423,127
4.63%, 01/07/21	4,030	4,462,960
4.65%, 10/17/21	4,625	5,155,840
5.30%, 02/11/21	294	335,312
5.50%, 01/08/20	144	162,811
5.63%, 09/15/17	1,350	1,451,977
5.63%, 05/01/18	1,210	1,324,162
5.88%, 01/14/38	15,060	18,498,225
6.00%, 08/07/19	149	170,027
6.15%, 08/07/37	272	344,305
6.38%, 11/15/67 (Call 11/15/17)[a]	2,300	2,449,500
6.88%, 01/10/39	414	566,183
Series A
5.55%, 05/04/20	25	28,450
6.75%, 03/15/32	12,642	16,541,211
Goldman Sachs Capital I
6.35%, 02/15/34[b]	5,590	6,555,598
HSBC Finance Corp.
6.68%, 01/15/21	3,045	3,506,258
Intercontinental Exchange Inc.
2.75%, 12/01/20	3,745	3,764,695
3.75%, 12/01/25 (Call 09/01/25)	955	966,768
4.00%, 10/15/23	1,100	1,134,523
International Lease Finance Corp.
7.13%, 09/01/18[d]	100	109,750
Invesco Finance PLC
3.75%, 01/15/26	245	247,656
4.00%, 01/30/24	3,500	3,618,369
5.38%, 11/30/43	50	54,003

Security	Principal (000s)	Value

Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	$3,200	$3,286,477
Jefferies Group LLC
5.13%, 04/13/18[b]	550	574,858
5.13%, 01/20/23	1,825	1,836,344
6.25%, 01/15/36	3,075	2,956,012
6.45%, 06/08/27	880	926,109
6.50%, 01/20/43	1,915	1,844,225
6.88%, 04/15/21[b]	875	977,318
8.50%, 07/15/19	300	350,759
Lazard Group LLC
3.75%, 02/13/25	1,000	935,407
4.25%, 11/14/20	2,050	2,137,777
Legg Mason Inc.
2.70%, 07/15/19	220	219,956
3.95%, 07/15/24	50	49,568
5.63%, 01/15/44	1,090	1,117,315
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,100	1,139,436
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	950	958,652
5.25%, 01/16/18	333	354,128
5.55%, 01/15/20	600	656,322
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	996,044
2.00%, 01/27/20 (Call 12/27/19)	300	293,467
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,091,336
2.30%, 11/15/19 (Call 10/15/19)	1,000	994,172
2.30%, 11/01/20 (Call 10/01/20)	1,000	986,892
3.05%, 02/15/22 (Call 11/15/21)	3,970	3,976,598
3.25%, 11/01/25 (Call 08/01/25)	1,000	990,828
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,480,049
4.02%, 11/01/32 (Call 05/01/32)	500	492,362
Series C
8.00%, 03/01/32	615	852,464
Nomura Holdings Inc.
2.75%, 03/19/19	2,300	2,317,669
6.70%, 03/04/20	3,065	3,544,819
ORIX Corp.
5.00%, 01/12/16	1,904	1,911,709
Raymond James Financial Inc.
5.63%, 04/01/24[b]	900	1,011,596
Stifel Financial Corp.
4.25%, 07/18/24	1,250	1,243,765
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	443	436,013
4.50%, 07/23/25 (Call 04/24/25)[b]	2,255	2,268,861
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	4,019	3,968,799

		308,242,274
ELECTRIC — 1.69%
AEP Texas Central Co.
Series E
6.65%, 02/15/33	500	606,177
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,313,272
3.75%, 03/01/45 (Call 09/01/44)	86	78,174
4.10%, 01/15/42	375	360,474
4.15%, 08/15/44 (Call 02/15/44)	940	909,397
6.00%, 03/01/39	25	29,966
6.13%, 05/15/38	45	54,549

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Series 11-C
5.20%, 06/01/41	$2,025	$2,238,949
Ameren Corp.
2.70%, 11/15/20	2,000	2,004,989
3.65%, 02/15/26	1,660	1,668,485
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	2,350	2,304,438
4.30%, 07/01/44 (Call 01/01/44)[b]	2,090	2,107,204
4.80%, 12/15/43 (Call 06/15/43)	25	27,009
6.13%, 11/15/17	1,100	1,189,094
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,000	1,987,412
2.95%, 12/15/22 (Call 09/15/22)[b]	1,000	980,064
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,495	2,370,896
6.38%, 04/01/36	125	146,429
7.00%, 04/01/38	1,025	1,287,653
Series K
5.00%, 06/01/17	600	627,503
Series L
5.80%, 10/01/35	15	16,905
Series P
6.70%, 08/15/37	25	30,401
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	496,182
3.15%, 05/15/25 (Call 02/15/25)[b]	1,000	982,363
3.35%, 06/15/24 (Call 03/15/24)[b]	500	502,920
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,016,786
4.50%, 04/01/42 (Call 10/01/41)[b]	1,030	1,057,121
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,569,661
5.50%, 09/01/35	485	551,467
8.75%, 03/01/19	50	59,684
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	663,060
3.35%, 07/01/23 (Call 04/01/23)	400	404,702
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,395	1,385,275
2.00%, 11/15/18 (Call 10/15/18)	1,975	1,967,835
2.40%, 02/01/20 (Call 01/01/20)	250	247,981
3.50%, 02/01/25 (Call 11/01/24)	1,295	1,291,008
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,320,100
4.50%, 02/01/45 (Call 08/01/44)	229	225,354
5.15%, 11/15/43 (Call 05/15/43)	446	480,420
5.95%, 05/15/37	2,525	2,930,095
6.13%, 04/01/36	8,086	9,560,915
6.50%, 09/15/37	985	1,214,349
8.48%, 09/15/28	75	105,410
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	2,075	1,997,500
3.55%, 08/01/42 (Call 02/01/42)	75	67,229
4.50%, 04/01/44 (Call 10/01/43)	1,375	1,430,874
Cleco Power LLC
6.00%, 12/01/40	150	168,970
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,741,292
5.95%, 12/15/36	210	227,759
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,000	1,004,143
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,103,721
4.70%, 03/31/43 (Call 09/30/42)	10	10,031
4.88%, 03/01/44 (Call 09/01/43)	1,000	1,027,010
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,260,386

Security	Principal (000s)	Value

Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	$2,900	$2,873,334
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,451,392
3.70%, 03/01/45 (Call 09/01/44)	1,000	905,357
4.00%, 08/01/20 (Call 05/01/20)	500	529,988
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,020,206
4.70%, 01/15/44 (Call 07/15/43)	175	184,803
5.90%, 03/15/36	150	179,994
6.45%, 01/15/38	1,200	1,535,675
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,933,861
4.30%, 04/15/44 (Call 10/15/43)	750	753,696
Series A
4.15%, 06/01/45 (Call 12/01/44)	2,000	1,966,772
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[b]	1,000	1,000,838
3.95%, 03/01/43 (Call 09/01/42)	5,376	5,034,935
4.45%, 03/15/44 (Call 09/15/43)	135	136,517
4.50%, 12/01/45 (Call 06/01/45)	1,000	1,019,840
5.70%, 06/15/40	265	310,666
5.85%, 04/01/18	500	544,528
6.30%, 08/15/37	210	258,693
6.65%, 04/01/19	950	1,080,675
7.13%, 12/01/18	4,102	4,675,508
Series 05-A
5.30%, 03/01/35	500	551,157
Series 06-A
5.85%, 03/15/36	500	587,725
Series 06-E
5.70%, 12/01/36	695	799,358
Series 08-B
6.75%, 04/01/38	1,297	1,679,390
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,850	2,854,997
3.13%, 08/31/24 (Call 05/31/24)[b]	500	498,307
3.38%, 08/15/23 (Call 05/15/23)[b]	1,100	1,124,469
3.95%, 05/15/43 (Call 11/15/42)[b]	500	485,347
4.35%, 08/31/64 (Call 02/28/64)	35	33,307
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	281,364
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,035	1,944,750
Dominion Resources Inc./VA
1.25%, 03/15/17	500	496,911
3.63%, 12/01/24 (Call 09/01/24)	250	248,212
3.90%, 10/01/25 (Call 07/01/25)	1,650	1,660,581
4.45%, 03/15/21	2,300	2,457,787
4.70%, 12/01/44 (Call 06/01/44)[b]	1,025	993,543
5.75%, 10/01/54 (Call 10/01/24)[a]	250	252,500
7.00%, 06/15/38	1,650	2,016,570
Series A
1.40%, 09/15/17	1,900	1,884,800
Series B
5.95%, 06/15/35	850	961,464
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,000	1,761,547
4.90%, 08/01/41 (Call 02/01/41)	920	913,383
Series F
5.25%, 08/01/33	150	157,067
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	500	494,092
3.65%, 03/15/24 (Call 12/15/23)	2,550	2,654,778
3.70%, 03/15/45 (Call 09/15/44)	3,035	2,776,033

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.90%, 06/01/21 (Call 03/01/21)	$1,300	$1,387,387
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,562,759
5.70%, 10/01/37	50	59,613
Series A
6.63%, 06/01/36	170	221,307
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)[d]	150	151,303
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,342,359
Series C
3.50%, 06/01/24 (Call 03/01/24)[b]	550	551,221
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,638,123
3.75%, 06/01/45 (Call 12/01/44)[b]	1,009	935,943
3.90%, 06/15/21 (Call 03/15/21)	1,700	1,801,211
4.00%, 09/30/42 (Call 03/30/42)	137	132,409
4.25%, 12/15/41 (Call 06/15/41)	305	306,449
5.30%, 02/15/40	75	86,217
6.00%, 01/15/38	225	277,416
6.05%, 04/15/38	540	670,480
6.10%, 06/01/37	2,480	2,984,770
6.45%, 10/15/32	25	30,553
Series A
6.00%, 12/01/28	285	343,336
Duke Energy Corp.
1.63%, 08/15/17	1,450	1,452,146
2.15%, 11/15/16	1,050	1,060,085
3.05%, 08/15/22 (Call 05/15/22)	2,000	1,973,729
3.55%, 09/15/21 (Call 06/15/21)	1,575	1,622,524
3.75%, 04/15/24 (Call 01/15/24)[b]	125	127,111
3.95%, 10/15/23 (Call 07/15/23)	500	518,356
4.80%, 12/15/45	5,000	5,104,450
5.05%, 09/15/19	50	54,608
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,783,024
3.85%, 11/15/42 (Call 05/15/42)	860	805,185
5.65%, 04/01/40	100	119,740
6.35%, 09/15/37	25	31,912
6.40%, 06/15/38	1,135	1,463,341
Duke Energy Indiana Inc.
6.35%, 08/15/38	55	69,656
6.45%, 04/01/39	3,450	4,445,436
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	53,940
Duke Energy Ohio Inc.
5.45%, 04/01/19	1,666	1,834,799
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	900	912,626
3.25%, 08/15/25 (Call 05/15/25)[b]	875	884,300
4.10%, 05/15/42 (Call 11/15/41)	40	39,306
4.10%, 03/15/43 (Call 09/15/42)	400	392,286
4.15%, 12/01/44 (Call 06/01/44)[b]	1,078	1,065,564
4.20%, 08/15/45 (Call 02/15/45)	1,040	1,036,585
4.38%, 03/30/44 (Call 09/30/43)	2,165	2,216,193
5.30%, 01/15/19	2,400	2,640,394
6.30%, 04/01/38	790	1,008,718
Edison International
3.75%, 09/15/17	4,100	4,239,577
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)[b]	2,925	2,994,267
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,638,800
4.95%, 12/15/44 (Call 12/15/24)	15	14,956
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)[b]	800	813,720

Security	Principal (000s)	Value

4.70%, 01/15/17 (Call 12/15/16)[b]	$400	$409,231
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,089,501
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	540	530,224
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	24,157
7.13%, 02/01/19	675	769,772
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	225	217,372
Series H
3.15%, 01/15/25 (Call 10/15/24)	490	475,975
Exelon Corp.
1.55%, 06/09/17	270	269,046
2.85%, 06/15/20 (Call 05/15/20)	240	239,948
3.95%, 06/15/25 (Call 12/02/15)	1,000	1,006,271
4.95%, 06/15/35 (Call 12/02/15)[b]	1,000	1,003,740
5.10%, 06/15/45 (Call 12/02/15)	2,025	2,034,340
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	1,000	997,849
4.00%, 10/01/20 (Call 07/01/20)[b]	250	259,270
4.25%, 06/15/22 (Call 03/15/22)[b]	3,200	3,258,574
5.60%, 06/15/42 (Call 12/15/41)	2,710	2,612,352
5.75%, 10/01/41 (Call 04/01/41)[b]	750	733,229
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	250	266,244
6.80%, 08/15/39	325	317,510
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[b]	1,500	1,529,794
3.80%, 12/15/42 (Call 06/15/42)	70	66,265
4.05%, 06/01/42 (Call 12/01/41)	100	98,412
4.05%, 10/01/44 (Call 04/01/44)[b]	843	828,956
4.13%, 02/01/42 (Call 08/01/41)	2,040	2,025,581
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,728,664
5.55%, 11/01/17	100	107,059
5.65%, 02/01/37	2,482	2,975,671
5.69%, 03/01/40	30	36,345
5.95%, 02/01/38	3,204	3,965,317
Georgia Power Co.
4.30%, 03/15/42	3,700	3,384,161
5.40%, 06/01/40	1,225	1,285,001
5.95%, 02/01/39	50	55,739
Series 07-A
5.65%, 03/01/37	500	538,822
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	747,231
5.29%, 06/15/22 (Call 03/15/22)[c]	1,250	1,374,080
Hydro-Quebec
1.38%, 06/19/17	40	40,149
2.00%, 06/30/16	6,450	6,497,627
8.05%, 07/07/24	500	683,781
Iberdrola International BV
6.75%, 07/15/36	775	954,025
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	22,311
Indiana Michigan Power Co.
6.05%, 03/15/37	15	17,007
7.00%, 03/15/19	2,417	2,757,794
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,488,457
Integrys Holding Inc.
4.17%, 11/01/20	850	900,904
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,000	1,006,503
6.25%, 07/15/39	40	50,121

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	$300	$296,327
4.05%, 07/01/23 (Call 04/01/23)[b]	100	102,754
5.30%, 07/01/43 (Call 01/01/43)	100	102,924
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,150	1,243,683
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)[b]	1,000	1,006,426
5.30%, 10/01/41 (Call 04/01/41)	2,585	2,793,280
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	334,875
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,014,867
4.38%, 10/01/45 (Call 04/01/45)	1,000	1,025,998
5.13%, 11/01/40 (Call 05/01/40)[b]	761	855,391
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,140,609
4.38%, 10/01/21 (Call 07/01/21)	2,625	2,836,569
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,000	1,019,212
4.65%, 11/15/43 (Call 05/15/43)[b]	25	26,404
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,012,381
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	2,725	2,802,915
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,199,545
4.25%, 05/01/46 (Call 11/01/45)	375	375,018
4.40%, 10/15/44 (Call 04/15/44)	275	280,866
4.80%, 09/15/43 (Call 03/15/43)	270	290,668
5.80%, 10/15/36	600	718,574
Midamerican Funding LLC
6.93%, 03/01/29	298	374,032
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	1,275	981,724
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	2,155	2,418,490
7.13%, 03/15/19	560	643,068
Series R
6.75%, 07/01/37	500	642,108
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	996,607
2.06%, 09/01/17	2,000	2,004,762
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,001,006
3.63%, 06/15/23 (Call 03/15/23)	250	250,097
6.00%, 03/01/19	500	550,898
Series D
7.30%, 09/01/67 (Call 09/01/17)[a]	500	495,000
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	15	15,349
5.25%, 02/15/43 (Call 08/15/42)[b]	100	108,321
5.45%, 09/15/20	3,225	3,551,366
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,408,074
5.95%, 06/15/41 (Call 12/15/40)	1,655	1,917,427
6.25%, 12/15/40	500	596,805
6.40%, 03/15/18	240	262,500
Northern States Power Co.
2.20%, 08/15/20 (Call 07/15/20)	290	289,550
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[b]	2,700	2,590,251
2.60%, 05/15/23 (Call 11/15/22)[b]	1,000	978,742
3.40%, 08/15/42 (Call 02/15/42)	100	88,411

Security	Principal (000s)	Value

4.00%, 08/15/45 (Call 02/15/45)	$665	$648,098
4.13%, 05/15/44 (Call 11/15/43)	475	473,090
4.85%, 08/15/40 (Call 02/15/40)	25	27,577
5.35%, 11/01/39	15	17,588
6.25%, 06/01/36	255	324,356
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,932,634
3.25%, 11/15/25	2,000	2,013,440
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,371,822
5.50%, 03/15/40	100	116,317
Oglethorpe Power Corp.
4.20%, 12/01/42	125	113,728
4.55%, 06/01/44[b]	2,108	1,995,529
5.38%, 11/01/40	820	863,576
6.10%, 03/15/19	600	663,055
Ohio Edison Co.
6.88%, 07/15/36	65	76,389
8.25%, 10/15/38	600	841,117
Ohio Power Co.
6.05%, 05/01/18	250	272,544
Series G
6.60%, 02/15/33	30	36,674
Series M
5.38%, 10/01/21	50	56,152
Oklahoma Gas & Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	60	55,705
4.00%, 12/15/44 (Call 06/15/44)	540	496,525
4.55%, 03/15/44 (Call 09/15/43)	500	511,984
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,798,980
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,485	7,405,751
3.75%, 04/01/45 (Call 10/01/44)	15	12,959
4.10%, 06/01/22 (Call 03/01/22)	525	546,478
4.55%, 12/01/41 (Call 06/01/41)	420	410,643
5.25%, 09/30/40[b]	765	814,656
5.30%, 06/01/42 (Call 12/01/41)	290	313,701
6.80%, 09/01/18	100	111,787
7.00%, 09/01/22	3,553	4,254,633
7.00%, 05/01/32	100	123,115
7.25%, 01/15/33	545	688,610
7.50%, 09/01/38	319	429,306
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,273,817
3.40%, 08/15/24 (Call 05/15/24)[b]	1,905	1,927,481
3.50%, 10/01/20 (Call 07/01/20)	50	51,855
3.50%, 06/15/25 (Call 03/15/25)[b]	7,000	7,128,622
3.75%, 02/15/24 (Call 11/15/23)	1,425	1,477,702
4.25%, 05/15/21 (Call 02/15/21)	100	107,054
4.25%, 03/15/46 (Call 09/15/45)	5,000	4,941,826
4.30%, 03/15/45 (Call 09/15/44)[b]	835	822,723
4.45%, 04/15/42 (Call 10/15/41)	55	55,087
4.50%, 12/15/41 (Call 06/15/41)	430	426,775
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,622,314
4.75%, 02/15/44 (Call 08/15/43)	1,580	1,649,964
5.13%, 11/15/43 (Call 05/15/43)	50	54,074
5.63%, 11/30/17	250	268,236
5.80%, 03/01/37	1,900	2,207,120
6.05%, 03/01/34	4,793	5,744,527
6.25%, 03/01/39	25	30,446
6.35%, 02/15/38	55	67,427
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	200,873
3.35%, 07/01/25 (Call 04/01/25)	1,645	1,655,619

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.60%, 04/01/24 (Call 01/01/24)	$500	$514,531
3.85%, 06/15/21 (Call 03/15/21)	1,100	1,161,682
4.10%, 02/01/42 (Call 08/01/41)	550	534,536
6.00%, 01/15/39	140	171,146
6.10%, 08/01/36	15	18,438
6.25%, 10/15/37	105	132,112
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	727,266
3.15%, 10/15/25 (Call 07/15/25)	7,900	7,886,941
4.15%, 10/01/44 (Call 04/01/44)	15	14,753
5.95%, 10/01/36	150	183,136
Pennsylvania Electric Co.
6.15%, 10/01/38	50	54,197
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,330,403
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)[b]	3,500	3,593,709
4.15%, 03/15/43 (Call 09/15/42)[b]	1,000	968,281
7.90%, 12/15/38	525	764,735
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	200	198,514
3.95%, 03/15/24 (Call 12/15/23)	300	308,977
4.70%, 06/01/43 (Call 12/01/42)	175	175,551
5.00%, 03/15/44 (Call 09/15/43)	2,925	3,051,160
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,000	2,030,119
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,037,661
5.20%, 07/15/41 (Call 01/15/41)	390	441,671
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,941	1,927,802
4.40%, 01/15/21 (Call 10/15/20)	2,050	2,171,063
4.88%, 12/01/19	400	432,693
6.00%, 12/01/39	2,520	2,948,457
7.75%, 03/01/31	25	32,590
PSEG Power LLC
2.75%, 09/15/16[b]	2,100	2,126,166
4.15%, 09/15/21 (Call 06/15/21)[b]	1,900	1,966,006
5.13%, 04/15/20	50	54,353
8.63%, 04/15/31[b]	500	639,407
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	2,907,767
2.90%, 05/15/25 (Call 11/15/24)	4,100	4,033,456
3.60%, 09/15/42 (Call 03/15/42)	126	115,246
4.30%, 03/15/44 (Call 09/15/43)	2,330	2,375,834
4.75%, 08/15/41 (Call 02/15/41)	396	429,688
5.13%, 06/01/19	2,350	2,573,242
6.25%, 09/01/37	25	31,969
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	2,000	2,004,825
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,276,538
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	1,000	994,483
2.38%, 05/15/23 (Call 02/15/23)[b]	2,250	2,165,541
3.05%, 11/15/24 (Call 08/15/24)[b]	1,075	1,073,382
3.15%, 08/15/24 (Call 05/15/24)	1,000	1,008,199
3.65%, 09/01/42 (Call 03/01/42)	3,100	2,855,868
3.80%, 01/01/43 (Call 07/01/42)	50	47,173
4.05%, 05/01/45 (Call 11/01/44)[b]	1,130	1,109,113
4.15%, 11/01/45 (Call 05/01/45)	1,000	1,006,886
5.38%, 11/01/39	250	291,162
5.50%, 03/01/40	11	13,032
5.80%, 05/01/37	25	30,495

Security	Principal (000s)	Value

Series I
4.00%, 06/01/44 (Call 12/01/43)	$1,150	$1,119,575
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b,d]	8,100	7,854,124
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)[b]	1,150	1,182,819
5.76%, 10/01/39	25	30,188
5.80%, 03/15/40	15	18,231
6.27%, 03/15/37	500	626,251
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,125	2,041,699
4.30%, 04/01/42 (Call 10/01/41)	20	20,251
4.50%, 08/15/40	25	26,030
6.00%, 06/01/26	205	252,363
6.00%, 06/01/39	500	620,725
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,038,712
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	207,894
6.25%, 04/01/20	3,000	3,309,158
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	1,048	1,005,335
4.50%, 06/01/64 (Call 12/01/63)	215	199,151
4.60%, 06/15/43 (Call 12/15/42)	320	317,556
5.25%, 11/01/18	200	218,162
5.30%, 05/15/33	15	15,972
5.45%, 02/01/41 (Call 08/01/40)	515	567,071
6.05%, 01/15/38	1,250	1,452,182
6.50%, 11/01/18	50	56,226
Southern California Edison Co.
1.85%, 02/01/22	237	233,923
3.88%, 06/01/21 (Call 03/01/21)	450	478,560
4.05%, 03/15/42 (Call 09/15/41)	100	97,476
4.50%, 09/01/40 (Call 03/01/40)	275	286,205
4.65%, 10/01/43 (Call 04/01/43)	3,200	3,416,723
5.50%, 03/15/40	152	180,615
5.63%, 02/01/36	425	501,717
6.00%, 01/15/34	25	30,671
6.05%, 03/15/39	4,927	6,162,629
Series 05-E
5.35%, 07/15/35	75	86,455
Series 06-E
5.55%, 01/15/37	215	252,065
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	15	14,274
Series C
3.60%, 02/01/45 (Call 08/01/44)	1,850	1,666,107
Southern Co. (The)
1.30%, 08/15/17	815	808,095
2.15%, 09/01/19 (Call 08/01/19)	2,200	2,164,392
2.75%, 06/15/20 (Call 05/15/20)	3,000	2,980,294
Southern Power Co.
1.50%, 06/01/18	2,000	1,951,483
1.85%, 12/01/17	2,000	2,000,523
4.15%, 12/01/25	2,000	2,018,014
5.15%, 09/15/41	825	790,940
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	507,539
3.90%, 04/01/45 (Call 10/01/44)	2,075	1,791,580
Series F
5.88%, 03/01/18	100	108,027
Southwestern Public Service Co.
6.00%, 10/01/36	25	29,585

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	$550	$556,094
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	6,345	6,182,669
4.10%, 06/15/42 (Call 12/15/41)	341	327,686
4.35%, 05/15/44 (Call 11/15/43)	1,210	1,200,342
6.10%, 05/15/18	150	164,485
6.15%, 05/15/37	14	17,159
TECO Finance Inc.
5.15%, 03/15/20	50	54,178
TransAlta Corp.
1.90%, 06/03/17	200	195,672
4.50%, 11/15/22 (Call 08/15/22)[b]	3,500	3,335,019
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	50	47,770
5.15%, 11/15/21 (Call 08/15/21)	3,405	3,772,182
UIL Holdings Corp.
4.63%, 10/01/20	800	821,547
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	1,500	1,529,891
6.70%, 02/01/19	100	113,506
8.45%, 03/15/39	25	38,426
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	201,407
3.10%, 05/15/25 (Call 02/15/25)[b]	1,000	990,337
4.20%, 05/15/45 (Call 11/15/44)[b]	895	890,625
4.45%, 02/15/44 (Call 08/15/43)[b]	76	78,465
5.40%, 04/30/18	4,250	4,617,431
5.95%, 09/15/17	200	215,697
8.88%, 11/15/38	2,037	3,203,998
Series A
6.00%, 05/15/37	25	30,919
Series D
4.65%, 08/15/43 (Call 02/15/43)	2,900	3,076,469
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)[b]	1,000	1,006,383
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	3,000	3,045,394
4.10%, 04/01/43 (Call 10/01/42)	15	14,758
4.13%, 03/01/42 (Call 09/01/41)	582	575,128
4.25%, 12/01/45 (Call 06/01/45)	2,090	2,118,376
4.63%, 09/01/43 (Call 03/01/43)	400	424,094
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,493,438
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,159,653
3.10%, 06/01/25 (Call 03/01/25)	1,875	1,869,177
3.65%, 12/15/42 (Call 06/15/42)	15	13,675
4.25%, 06/01/44 (Call 12/01/43)	480	481,619
4.30%, 12/15/45	765	777,925
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	3,450	3,364,627
5.00%, 07/15/19	50	54,292
6.38%, 08/15/37	65	82,834
Wisconsin Public Service Corp.
3.67%, 12/01/42	20	18,303
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	15	15,401
6.50%, 07/01/36	200	246,259

		508,237,099
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.

Security	Principal (000s)	Value

3.15%, 06/01/25 (Call 03/01/25)	$3,000	$2,983,117
4.25%, 11/15/20[b]	1,825	1,976,926
5.25%, 11/15/39	1,250	1,406,454
6.00%, 08/15/32	15	17,759
6.13%, 04/15/39	35	43,115
Legrand France SA
8.50%, 02/15/25	825	1,107,019

		7,534,390
ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	2,000	1,974,688
5.00%, 07/15/20[b]	300	320,025
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	678,878
3.13%, 09/15/21 (Call 08/15/21)	1,000	987,940
4.00%, 02/01/22 (Call 11/01/21)	400	407,618
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,735	1,666,930
Avnet Inc.
4.88%, 12/01/22	1,850	1,900,293
5.88%, 06/15/20	200	216,669
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	925	887,018
Flextronics International Ltd.
4.63%, 02/15/20[b]	2,000	2,075,000
4.75%, 06/15/25 (Call 03/15/25)[d]	900	867,375
5.00%, 02/15/23	150	151,500
Honeywell International Inc.
4.25%, 03/01/21	2,250	2,470,965
5.00%, 02/15/19	4,983	5,468,337
5.30%, 03/15/17	750	788,837
5.38%, 03/01/41[b]	54	63,447
5.70%, 03/15/36	25	29,935
5.70%, 03/15/37	625	750,168
Jabil Circuit Inc.
5.63%, 12/15/20	1,400	1,479,617
Koninklijke Philips NV
3.75%, 03/15/22	3,550	3,585,721
5.00%, 03/15/42	2,245	2,150,075
6.88%, 03/11/38	50	57,706
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,200	2,312,985
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	1,250	1,247,994
2.40%, 02/01/19	1,335	1,339,630
3.60%, 08/15/21 (Call 05/15/21)[b]	2,600	2,654,896
3.65%, 12/15/25	1,675	1,672,622
4.15%, 02/01/24 (Call 11/01/23)[b]	296	308,801
4.50%, 03/01/21	2,695	2,875,675
5.30%, 02/01/44 (Call 08/01/43)[b]	3,240	3,460,895
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	600	591,402

		45,443,642
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	1,365	1,348,033
4.38%, 05/08/42[b]	115	115,099

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Fluor Corp.
3.38%, 09/15/21[b]	$1,400	$1,427,267

		2,890,399
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[b]	2,000	1,940,440
3.55%, 06/01/22 (Call 03/01/22)	1,548	1,586,530
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,078,088
5.00%, 03/01/20[b]	350	382,467
5.25%, 11/15/21	548	608,301
5.50%, 09/15/19	600	662,250
6.09%, 03/15/35	1,000	1,164,764
6.20%, 03/01/40	1,500	1,774,949
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[b]	100	98,545
3.13%, 03/01/25 (Call 12/01/24)[b]	1,735	1,689,371
3.50%, 05/15/24 (Call 02/15/24)	2,450	2,478,106
3.90%, 03/01/35 (Call 09/01/34)	1,005	938,995
4.10%, 03/01/45 (Call 09/01/44)	1,765	1,640,033
6.10%, 03/15/18	1,300	1,427,000
6.13%, 11/30/39	250	299,746
7.10%, 08/01/26	200	256,019

		19,025,604
FOOD — 0.41%
Ahold Finance USA LLC
6.88%, 05/01/29	25	30,172
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[b]	1,500	1,474,058
3.80%, 08/02/42	15	12,960
4.25%, 04/15/21	2,425	2,567,460
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	723	688,649
3.25%, 09/15/22	4,225	4,082,208
4.65%, 01/25/43 (Call 07/25/42)	1,040	922,819
6.63%, 08/15/39	2,020	2,178,542
7.00%, 04/15/19	200	225,088
7.00%, 10/01/28	515	607,925
7.13%, 10/01/26	765	896,886
8.25%, 09/15/30	35	46,922
Delhaize America LLC
9.00%, 04/15/31	15	19,211
Delhaize Group
5.70%, 10/01/40	40	41,352
General Mills Inc.
1.40%, 10/20/17	1,012	1,009,441
3.15%, 12/15/21 (Call 09/15/21)	215	217,444
3.65%, 02/15/24 (Call 11/15/23)[b]	2,250	2,293,748
4.15%, 02/15/43 (Call 08/15/42)	15	14,070
5.40%, 06/15/40	715	787,490
5.65%, 02/15/19	2,170	2,401,456
5.70%, 02/15/17	5,025	5,286,251
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,307,265
4.13%, 12/01/20	910	986,883
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	518,568
Ingredion Inc.
4.63%, 11/01/20	1,500	1,591,210

Security	Principal (000s)	Value

JM Smucker Co. (The)
1.75%, 03/15/18	$805	$802,709
2.50%, 03/15/20	515	512,802
3.50%, 03/15/25	1,485	1,485,035
4.25%, 03/15/35	1,555	1,524,930
4.38%, 03/15/45[b]	450	437,347
Kellogg Co.
1.88%, 11/17/16	2,350	2,367,669
3.25%, 05/21/18	1,800	1,855,008
4.00%, 12/15/20	1,500	1,580,035
4.15%, 11/15/19	350	371,274
Series B
7.45%, 04/01/31[b]	4,375	5,497,104
Kraft Foods Group Inc.
2.25%, 06/05/17	650	656,416
3.50%, 06/06/22[b]	10,443	10,583,324
5.00%, 06/04/42	2,640	2,679,197
6.13%, 08/23/18	2,000	2,204,011
6.50%, 02/09/40	1,370	1,613,566
6.88%, 01/26/39	3,550	4,345,163
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	25	24,994
3.95%, 07/15/25 (Call 04/15/25)[b,d]	2,300	2,341,659
5.00%, 07/15/35 (Call 01/15/35)[d]	1,735	1,793,565
5.20%, 07/15/45 (Call 01/15/45)[d]	2,475	2,577,818
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,014,337
2.95%, 11/01/21 (Call 10/01/21)	2,636	2,621,032
3.85%, 08/01/23 (Call 05/01/23)[b]	2,290	2,361,711
4.00%, 02/01/24 (Call 11/01/23)	1,900	1,962,628
5.00%, 04/15/42 (Call 10/15/41)	200	203,514
5.15%, 08/01/43 (Call 02/01/43)	35	36,469
5.40%, 07/15/40 (Call 01/15/40)	3,090	3,293,709
6.90%, 04/15/38[b]	1,175	1,460,777
7.50%, 04/01/31	310	393,463
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	999,198
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,375,173
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	350	350,981
5.38%, 02/10/20[b]	500	553,585
6.13%, 02/01/18	3,900	4,256,986
6.13%, 08/23/18	600	664,568
6.50%, 08/11/17	3,533	3,817,043
6.50%, 11/01/31	50	59,387
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[b]	515	517,395
2.60%, 06/12/22	1,825	1,769,392
3.75%, 10/01/25 (Call 07/01/25)	570	578,295
4.85%, 10/01/45 (Call 04/01/45)[b]	244	252,576
5.25%, 02/12/18[b]	100	107,381
5.38%, 09/21/35[b]	1,800	1,992,526
6.63%, 03/17/39	1,543	1,922,790
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	3,966,036
4.50%, 06/15/22 (Call 03/15/22)	508	541,213
4.88%, 08/15/34 (Call 02/15/34)[b]	1,715	1,745,150
5.15%, 08/15/44 (Call 02/15/44)	275	286,318
Unilever Capital Corp.
0.85%, 08/02/17[b]	500	497,638
2.20%, 03/06/19[b]	1,100	1,117,190
3.10%, 07/30/25[b]	1,865	1,883,746
4.25%, 02/10/21	750	819,037
4.80%, 02/15/19	1,400	1,534,561
5.90%, 11/15/32	965	1,237,782

		122,655,291

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.08%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[b]	$1,100	$1,113,509
6.75%, 02/15/44 (Call 08/15/43)	15	14,813
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,050	1,032,938
Georgia-Pacific LLC
7.38%, 12/01/25	750	934,519
7.75%, 11/15/29	775	1,020,632
8.88%, 05/15/31	50	71,369
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,705	2,683,556
3.80%, 01/15/26 (Call 10/15/25)[b]	1,425	1,407,314
4.75%, 02/15/22 (Call 11/15/21)	300	320,512
4.80%, 06/15/44 (Call 12/15/43)	245	226,084
5.00%, 09/15/35 (Call 03/15/35)[b]	25	24,876
5.15%, 05/15/46 (Call 11/15/45)	1,150	1,112,348
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,724,155
7.30%, 11/15/39	2,507	3,009,147
7.95%, 06/15/18	4,948	5,623,408
8.70%, 06/15/38	720	969,592
MeadWestvaco Corp.
7.95%, 02/15/31	25	32,163
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,561,558
4.70%, 03/15/21 (Call 12/15/20)	1,200	1,274,227

		24,156,720
GAS — 0.13%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	475	482,049
4.40%, 06/01/43 (Call 12/01/42)	830	767,757
5.25%, 08/15/19	1,000	1,087,265
5.88%, 03/15/41 (Call 09/15/40)[b]	2,595	2,895,832
6.00%, 10/01/34	15	16,817
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[b]	150	143,303
4.15%, 01/15/43 (Call 07/15/42)	1,450	1,388,574
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,482,100
CenterPoint Energy Inc.
6.50%, 05/01/18	200	219,497
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	4,715	4,737,416
3.55%, 11/01/23 (Call 08/01/23)	1,325	1,309,715
KeySpan Corp.
5.80%, 04/01/35	700	773,765
8.00%, 11/15/30	300	402,788
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,786,523
4.90%, 12/01/21 (Call 09/01/21)	700	724,643
5.20%, 07/15/25 (Call 04/15/25)[b]	1,000	979,979
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	800	795,482
3.61%, 02/01/24 (Call 11/01/23)	483	489,341
4.66%, 02/01/44 (Call 08/01/43)	100	103,296
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	850	828,267
4.65%, 08/01/43 (Call 02/01/43)	5	5,197

Security	Principal (000s)	Value

Sempra Energy
2.30%, 04/01/17	$200	$201,609
2.40%, 03/15/20 (Call 02/15/20)	1,000	988,893
2.85%, 11/15/20 (Call 10/15/20)	1,450	1,458,203
3.75%, 11/15/25 (Call 08/15/25)	2,300	2,333,897
4.05%, 12/01/23 (Call 09/01/23)	50	52,064
6.00%, 10/15/39	540	616,439
6.15%, 06/15/18	350	383,433
6.50%, 06/01/16	2,152	2,209,796
Southern California Gas Co.
1.55%, 06/15/18	750	746,712
3.15%, 09/15/24 (Call 06/15/24)	2,150	2,162,944
3.20%, 06/15/25 (Call 03/15/25)[b]	200	201,297
4.45%, 03/15/44 (Call 09/15/43)[b]	2,015	2,090,522
5.13%, 11/15/40[b]	1,800	2,032,022
Series KK
5.75%, 11/15/35	50	60,027

		37,957,464
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,405	4,382,965
Snap-On Inc.
4.25%, 01/15/18[b]	450	474,516
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	950	971,202
5.20%, 09/01/40	3,485	3,722,501

		9,551,184
HEALTH CARE — PRODUCTS — 0.38%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,107,288
1.85%, 06/15/18[b]	250	248,909
4.50%, 08/15/19	2,700	2,884,420
Becton Dickinson and Co.
1.45%, 05/15/17	2,855	2,845,333
1.75%, 11/08/16	1,600	1,609,860
1.80%, 12/15/17	712	713,329
2.68%, 12/15/19	440	443,185
3.13%, 11/08/21	1,250	1,247,944
3.25%, 11/12/20	1,796	1,830,131
3.73%, 12/15/24 (Call 09/15/24)	331	336,340
3.88%, 05/15/24 (Call 02/15/24)	310	316,697
4.69%, 12/15/44 (Call 06/15/44)	3,170	3,202,763
4.88%, 05/15/44 (Call 11/15/43)	235	239,539
5.00%, 11/12/40	3,687	3,782,984
6.00%, 05/15/39	525	602,627
6.38%, 08/01/19[b]	1,500	1,698,135
Boston Scientific Corp.
2.65%, 10/01/18	2,600	2,617,860
2.85%, 05/15/20	315	313,361
3.85%, 05/15/25	3,000	2,964,992
4.13%, 10/01/23 (Call 07/01/23)	625	639,544
6.00%, 01/15/20	2,500	2,783,001
7.38%, 01/15/40	1,240	1,529,334
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	985,392
3.20%, 06/15/22 (Call 03/15/22)	4,500	4,572,183
4.20%, 06/15/20	500	537,916
6.00%, 10/15/17	2,026	2,194,585
6.55%, 10/15/37	156	198,438

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CR Bard Inc.
1.38%, 01/15/18	$1,550	$1,529,097
4.40%, 01/15/21 (Call 10/15/20)	500	528,600
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	25	25,649
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,010,393
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,017	1,100,163
6.00%, 03/01/20	1,154	1,293,300
Medtronic Inc.
0.88%, 02/27/17[b]	500	496,991
1.50%, 03/15/18[b]	5,000	5,009,266
2.50%, 03/15/20	600	606,695
2.75%, 04/01/23 (Call 01/01/23)	4,299	4,209,392
3.13%, 03/15/22 (Call 12/15/21)	350	354,930
3.15%, 03/15/22	1,900	1,929,399
3.50%, 03/15/25	6,500	6,582,639
3.63%, 03/15/24 (Call 12/15/23)	1,175	1,212,734
4.00%, 04/01/43 (Call 10/01/42)[b]	1,140	1,071,418
4.13%, 03/15/21 (Call 12/15/20)	1,800	1,921,362
4.38%, 03/15/35	3,365	3,429,013
4.45%, 03/15/20[b]	1,500	1,629,330
4.50%, 03/15/42 (Call 09/15/41)	4,200	4,264,570
4.63%, 03/15/44 (Call 09/15/43)	170	176,108
4.63%, 03/15/45	6,265	6,496,145
5.55%, 03/15/40	540	618,906
6.50%, 03/15/39	600	766,973
St. Jude Medical Inc.
2.00%, 09/15/18	480	476,805
2.80%, 09/15/20 (Call 08/15/20)	705	699,817
3.88%, 09/15/25 (Call 06/15/25)[b]	270	272,701
4.75%, 04/15/43 (Call 10/15/42)	1,306	1,276,704
Stryker Corp.
1.30%, 04/01/18	2,550	2,530,961
2.00%, 09/30/16	1,000	1,010,119
3.38%, 05/15/24 (Call 02/15/24)	2,000	2,018,021
3.38%, 11/01/25 (Call 08/01/25)	1,320	1,320,628
4.10%, 04/01/43 (Call 10/01/42)	1,040	993,914
4.38%, 01/15/20	50	54,046
4.38%, 05/15/44 (Call 11/15/43)	1,050	1,045,856
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	500	498,215
3.38%, 11/30/21 (Call 08/30/21)	800	804,168
3.55%, 04/01/25 (Call 01/01/25)[b]	2,300	2,242,851
4.25%, 08/15/35 (Call 02/15/35)	4,995	4,720,613
4.45%, 08/15/45 (Call 02/15/45)	3,610	3,357,295
5.75%, 11/30/39	25	27,237

		113,059,114
HEALTH CARE — SERVICES — 0.36%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,123	1,116,845
1.75%, 05/15/17 (Call 04/15/17)	1,700	1,703,766
2.75%, 11/15/22 (Call 08/15/22)[b]	1,525	1,476,078
3.50%, 11/15/24 (Call 08/15/24)	1,635	1,638,778
3.95%, 09/01/20	3,600	3,798,353
4.13%, 06/01/21 (Call 03/01/21)[b]	1,800	1,899,956
4.13%, 11/15/42 (Call 05/15/42)	25	23,361
4.50%, 05/15/42 (Call 11/15/41)	75	74,433
6.63%, 06/15/36	2,051	2,499,982
6.75%, 12/15/37	55	69,493

Security	Principal (000s)	Value

Anthem Inc.
1.88%, 01/15/18	$1,500	$1,495,270
2.25%, 08/15/19[b]	2,300	2,269,665
2.38%, 02/15/17	800	806,060
3.13%, 05/15/22	1,650	1,622,072
3.30%, 01/15/23	2,900	2,860,177
3.50%, 08/15/24 (Call 05/15/24)[b]	1,050	1,039,135
3.70%, 08/15/21 (Call 05/15/21)	400	409,427
4.35%, 08/15/20	750	796,625
4.63%, 05/15/42	2,390	2,303,607
4.65%, 01/15/43	155	149,904
4.65%, 08/15/44 (Call 02/15/44)	1,240	1,192,538
4.85%, 08/15/54 (Call 02/15/54)[b]	500	478,997
5.85%, 01/15/36	1,605	1,744,770
5.88%, 06/15/17	500	531,049
6.38%, 06/15/37	1,204	1,420,897
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[b]	2,150	2,285,418
4.50%, 03/15/21 (Call 12/15/20)	3,700	3,956,787
5.38%, 02/15/42 (Call 08/15/41)	1,225	1,347,670
5.88%, 03/15/41 (Call 09/15/40)	1,875	2,165,388
6.15%, 11/15/36	25	28,887
7.88%, 05/15/27	25	33,100
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	3,500	3,875,933
5.95%, 03/15/17	3,250	3,422,415
Dignity Health
2.64%, 11/01/19	400	401,205
5.27%, 11/01/64	520	535,618
Humana Inc.
2.63%, 10/01/19	215	215,305
3.15%, 12/01/22 (Call 09/01/22)	205	200,714
3.85%, 10/01/24 (Call 07/01/24)	1,150	1,160,956
4.63%, 12/01/42 (Call 06/01/42)[b]	3,880	3,749,737
4.95%, 10/01/44 (Call 04/01/44)	1,590	1,614,411
7.20%, 06/15/18	300	335,991
Kaiser Foundation Hospitals
4.88%, 04/01/42	30	31,489
Laboratory Corp. of America Holdings
2.20%, 08/23/17	28	28,044
2.63%, 02/01/20	260	257,961
3.60%, 02/01/25 (Call 11/01/24)[b]	790	767,737
3.75%, 08/23/22 (Call 05/23/22)	150	151,555
4.63%, 11/15/20 (Call 08/15/20)[b]	2,600	2,769,458
4.70%, 02/01/45 (Call 08/01/44)	1,595	1,458,150
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	60	56,692
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	25	26,811
Quest Diagnostics Inc.
2.70%, 04/01/19[b]	3,500	3,521,592
4.25%, 04/01/24 (Call 01/01/24)[b]	2,750	2,822,070
4.70%, 04/01/21	1,925	2,064,945
4.70%, 03/30/45 (Call 09/30/44)	420	382,715
Texas Health Resources
4.33%, 11/15/55	25	24,003
UnitedHealth Group Inc.
1.40%, 10/15/17[b]	100	99,878
1.40%, 12/15/17	900	898,804
1.63%, 03/15/19[b]	250	247,695
1.90%, 07/16/18	491	494,300
2.30%, 12/15/19	3,010	3,019,779

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.70%, 07/15/20	$670	$681,227
2.75%, 02/15/23 (Call 11/15/22)[b]	2,050	2,017,061
2.88%, 03/15/22 (Call 12/15/21)	846	848,600
2.88%, 03/15/23	2,000	1,981,201
3.35%, 07/15/22	350	359,234
3.75%, 07/15/25	6,465	6,692,629
3.88%, 10/15/20 (Call 07/15/20)[b]	250	266,321
3.95%, 10/15/42 (Call 04/15/42)	1,150	1,060,450
4.25%, 03/15/43 (Call 09/15/42)	640	624,865
4.38%, 03/15/42 (Call 09/15/41)	55	54,367
4.63%, 07/15/35	475	499,872
4.63%, 11/15/41 (Call 05/15/41)	2,075	2,130,157
4.75%, 07/15/45	1,995	2,099,896
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,197,578
5.80%, 03/15/36	515	607,277
5.95%, 02/15/41 (Call 08/15/40)	1,025	1,236,636
6.00%, 06/15/17	575	615,250
6.00%, 02/15/18	1,825	1,996,735
6.50%, 06/15/37	655	829,251
6.63%, 11/15/37	525	675,304
6.88%, 02/15/38	2,875	3,803,176
WellPoint Inc.
7.00%, 02/15/19	500	564,660

		108,716,198
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,528,062
4.88%, 11/30/18	500	516,133
FS Investment Corp.
4.00%, 07/15/19	250	249,946
4.75%, 05/15/22 (Call 04/15/22)	2,000	1,951,260
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	750	751,344
6.63%, 10/23/43 (Call 07/23/43)	760	659,030
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	2,100	1,999,022
Prospect Capital Corp.
5.88%, 03/15/23	1,150	1,150,270

		8,805,067
HOME BUILDERS — 0.00%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	911,950

		911,950
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	1,992,572
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,853,517
3.70%, 05/01/25	1,100	1,089,681
4.70%, 06/01/22	500	532,541
4.85%, 06/15/21	1,900	2,027,581

		7,495,892
HOUSEHOLD PRODUCTS & WARES — 0.07%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	2,250	2,168,611

Security	Principal (000s)	Value

Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$500	$496,658
2.88%, 10/01/22	1,000	973,013
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,098,362
3.80%, 11/15/21	1,800	1,880,447
5.95%, 10/15/17	50	53,767
Kimberly-Clark Corp.
1.85%, 03/01/20	565	558,476
1.90%, 05/22/19	3,680	3,673,182
2.15%, 08/15/20	810	806,197
2.65%, 03/01/25	860	832,487
3.05%, 08/15/25	2,100	2,093,067
3.70%, 06/01/43	50	45,951
3.88%, 03/01/21[b]	750	807,877
5.30%, 03/01/41	1,000	1,149,793
6.63%, 08/01/37	25	32,803
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[b]	5,273	5,444,908

		22,115,599
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.05%, 12/01/17	500	499,647
2.15%, 10/15/18	980	973,846
2.88%, 12/01/19 (Call 11/01/19)	420	419,207
3.90%, 11/01/25 (Call 08/01/25)	850	842,423
4.00%, 06/15/22 (Call 03/15/22)[b]	1,750	1,787,220
6.25%, 04/15/18	50	54,451

		4,576,794
INSURANCE — 0.86%
ACE Capital Trust II
9.70%, 04/01/30	500	732,500
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	562,508
2.88%, 11/03/22 (Call 09/03/22)	670	664,841
3.35%, 05/03/26 (Call 02/03/26)	360	358,449
4.15%, 03/13/43[b]	2,165	2,096,334
4.35%, 11/03/45 (Call 05/03/45)	6,350	6,350,507
5.70%, 02/15/17	2,520	2,647,277
5.90%, 06/15/19	2,000	2,242,954
6.70%, 05/15/36	15	19,623
Aflac Inc.
2.40%, 03/16/20	150	149,965
3.25%, 03/17/25[b]	5,000	4,932,948
3.63%, 11/15/24	2,275	2,319,634
4.00%, 02/15/22	800	843,142
6.45%, 08/15/40	190	231,306
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	810	768,161
4.95%, 06/27/22	1,500	1,613,971
5.63%, 09/15/20	500	553,288
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	988,924
5.50%, 11/15/20	825	904,358
Allstate Corp. (The)
4.50%, 06/15/43	111	112,772
5.35%, 06/01/33	15	16,826
5.55%, 05/09/35	3,859	4,451,563
5.95%, 04/01/36	30	36,207
6.13%, 05/15/67 (Call 05/15/17)[a]	1,350	1,373,625
7.45%, 05/16/19	1,000	1,166,427

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$3,560	$3,547,009
3.38%, 08/15/20	100	103,161
3.75%, 07/10/25 (Call 04/10/25)[b]	493	493,803
3.88%, 01/15/35 (Call 07/15/34)[b]	5,020	4,548,682
4.13%, 02/15/24	1,540	1,602,575
4.38%, 01/15/55 (Call 07/15/54)	1,350	1,191,110
4.50%, 07/16/44 (Call 01/16/44)	2,420	2,293,361
4.70%, 07/10/35 (Call 01/10/35)	1,050	1,053,993
4.80%, 07/10/45 (Call 01/10/45)	2,025	2,012,535
4.88%, 06/01/22	7,000	7,674,905
5.85%, 01/16/18	500	541,179
6.25%, 03/15/87	750	810,000
6.40%, 12/15/20	350	408,731
Aon Corp.
3.13%, 05/27/16	1,650	1,667,853
5.00%, 09/30/20	1,100	1,203,104
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	7,467	7,321,341
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,782,833
4.25%, 12/12/42	120	107,565
4.45%, 05/24/43 (Call 02/24/43)	25	23,313
4.60%, 06/14/44 (Call 03/14/44)[b]	910	871,051
4.75%, 05/15/45 (Call 11/15/44)[b]	115	112,686
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	812	820,968
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	762,999
6.00%, 12/15/20	675	742,332
Assurant Inc.
4.00%, 03/15/23	2,000	2,010,061
6.75%, 02/15/34	440	513,922
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	750	775,390
AXA SA
8.60%, 12/15/30	2,330	3,180,450
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	74,701
5.15%, 04/01/45	15	15,000
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	750	745,011
1.60%, 05/15/17	3,000	3,024,363
2.90%, 10/15/20[b]	50	51,595
3.00%, 05/15/22	6,900	6,993,481
4.25%, 01/15/21[b]	400	437,370
4.30%, 05/15/43	40	38,749
4.40%, 05/15/42	2,095	2,056,600
5.40%, 05/15/18[b]	6,550	7,139,129
5.75%, 01/15/40	1,265	1,485,985
Berkshire Hathaway Inc.
2.10%, 08/14/19	4,200	4,244,085
4.50%, 02/11/43[b]	887	884,278
Chubb Corp. (The)
6.00%, 05/11/37	3,090	3,772,001
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,212
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,196,952
5.75%, 08/15/21	150	168,089
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	165	190,455

Security	Principal (000s)	Value

Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	$25	$23,955
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,718,440
First American Financial Corp.
4.60%, 11/15/24[b]	1,000	1,009,544
GE Global Insurance Holding Corp.
7.00%, 02/15/26	510	638,632
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,143,314
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	51	48,255
5.13%, 04/15/22	1,000	1,102,908
5.38%, 03/15/17	3,420	3,580,083
5.95%, 10/15/36	225	260,512
6.00%, 01/15/19	1,000	1,105,243
6.10%, 10/01/41	950	1,131,767
6.30%, 03/15/18	1,900	2,076,136
6.63%, 03/30/40	515	643,041
Lincoln National Corp.
3.35%, 03/09/25	520	507,033
4.20%, 03/15/22	4,000	4,186,747
4.85%, 06/24/21	350	378,187
6.15%, 04/07/36	15	17,356
6.30%, 10/09/37	40	47,163
7.00%, 06/15/40	1,125	1,413,169
8.75%, 07/01/19	1,000	1,210,029
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,805,026
4.13%, 05/15/43 (Call 11/15/42)	3,107	2,789,111
Markel Corp.
4.90%, 07/01/22	1,500	1,616,153
5.00%, 03/30/43	10	10,000
5.35%, 06/01/21	1,700	1,873,501
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,530	1,529,700
2.35%, 03/06/20 (Call 02/06/20)	2,320	2,310,122
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,241,884
3.75%, 03/14/26 (Call 12/14/25)	145	145,128
5.88%, 08/01/33	15	17,356
MetLife Inc.
1.76%, 12/15/17	12,900	12,900,898
3.00%, 03/01/25[b]	1,697	1,638,316
3.60%, 04/10/24[b]	5,900	6,011,227
4.05%, 03/01/45[b]	1,835	1,701,512
4.13%, 08/13/42	150	141,986
4.72%, 12/15/44	2,575	2,656,848
4.75%, 02/08/21[b]	400	440,329
4.88%, 11/13/43	100	105,611
5.70%, 06/15/35	25	28,981
5.88%, 02/06/41[b]	4,700	5,612,112
6.40%, 12/15/66 (Call 12/15/31)	2,650	2,901,750
6.50%, 12/15/32	50	62,156
7.72%, 02/15/19	1,400	1,638,901
10.75%, 08/01/69 (Call 08/01/34)	1,350	2,112,750
Series A
6.82%, 08/15/18	246	277,554
Series D
4.37%, 09/15/23	70	75,336
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	20	20,128
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,200	1,243,702

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Primerica Inc.
4.75%, 07/15/22	$750	$794,979
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	1,200	1,174,368
4.63%, 09/15/42	15	14,497
6.05%, 10/15/36	2,145	2,465,195
8.88%, 05/15/19	1,224	1,471,503
Progressive Corp. (The)
3.75%, 08/23/21	2,660	2,806,446
4.35%, 04/25/44	1,525	1,512,811
6.25%, 12/01/32	110	134,191
6.70%, 06/15/67 (Call 06/15/17)[a]	1,805	1,827,563
Protective Life Corp.
8.45%, 10/15/39	525	691,167
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,674,902
3.50%, 05/15/24[b]	1,400	1,408,226
4.50%, 11/16/21	800	867,048
4.60%, 05/15/44[b]	555	556,803
5.10%, 08/15/43	125	131,309
5.38%, 06/21/20	400	445,473
5.40%, 06/13/35	15	16,334
5.63%, 05/12/41	1,035	1,159,764
5.63%, 06/15/43 (Call 06/15/23)[a]	5,350	5,550,625
5.70%, 12/14/36	85	95,674
5.80%, 11/16/41	2,050	2,352,580
5.88%, 09/15/42 (Call 09/15/22)[a]	50	52,875
5.90%, 03/17/36	120	136,999
6.20%, 11/15/40	1,525	1,821,228
6.63%, 06/21/40	15	18,748
7.38%, 06/15/19	2,150	2,502,420
8.88%, 06/15/68 (Call 06/15/18)[a]	600	682,500
Series B
5.75%, 07/15/33	670	758,008
Series D
6.00%, 12/01/17	3,072	3,318,898
6.63%, 12/01/37	55	68,552
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,700	1,837,585
StanCorp Financial Group Inc.
5.00%, 08/15/22	350	367,881
Symetra Financial Corp.
4.25%, 07/15/24	800	804,607
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,500	2,663,883
4.60%, 08/01/43	45	47,025
5.35%, 11/01/40	3,550	4,057,589
6.25%, 06/15/37	325	407,110
Travelers Property Casualty Corp.
6.38%, 03/15/33	26	32,352
Trinity Acquisition PLC
4.63%, 08/15/23	1,750	1,790,414
6.13%, 08/15/43	50	54,043
Unum Group
4.00%, 03/15/24	4,000	4,050,778
5.75%, 08/15/42	15	16,484
Validus Holdings Ltd.
8.88%, 01/26/40	1,075	1,360,535
Voya Financial Inc.
5.70%, 07/15/43	25	28,932
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,264,821

Security	Principal (000s)	Value

WR Berkley Corp.
4.63%, 03/15/22	$1,450	$1,525,464
4.75%, 08/01/44	40	38,783
5.38%, 09/15/20	1,000	1,097,890
6.25%, 02/15/37	35	40,680
7.38%, 09/15/19	200	232,622
XLIT Ltd.
2.30%, 12/15/18	225	225,018
5.25%, 12/15/43	100	103,756
5.50%, 03/31/45	2,785	2,637,905
5.75%, 10/01/21	1,300	1,463,619
6.25%, 05/15/27	125	146,626
6.38%, 11/15/24	600	702,950

		259,524,708
INTERNET — 0.18%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,080	1,071,330
2.50%, 11/28/19	3,230	3,165,158
3.13%, 11/28/21	550	537,262
3.60%, 11/28/24	1,805	1,739,977
4.50%, 11/28/34	535	514,257
Amazon.com Inc.
1.20%, 11/29/17	2,500	2,496,255
2.50%, 11/29/22 (Call 08/29/22)	2,150	2,100,013
3.80%, 12/05/24 (Call 09/05/24)[b]	2,350	2,435,343
4.80%, 12/05/34 (Call 06/05/34)[b]	2,900	3,027,333
4.95%, 12/05/44 (Call 06/05/44)	2,460	2,568,193
Baidu Inc.
2.75%, 06/09/19[b]	3,109	3,093,958
3.50%, 11/28/22	500	493,911
4.13%, 06/30/25	6,000	5,997,837
eBay Inc.
1.35%, 07/15/17	950	942,945
2.20%, 08/01/19 (Call 07/01/19)	1,500	1,481,433
2.60%, 07/15/22 (Call 04/15/22)[b]	1,774	1,645,495
2.88%, 08/01/21 (Call 06/01/21)[b]	300	294,741
3.25%, 10/15/20 (Call 07/15/20)[b]	2,350	2,369,587
3.45%, 08/01/24 (Call 05/01/24)[b]	2,700	2,569,313
4.00%, 07/15/42 (Call 01/15/42)	2,505	1,939,492
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	991,470
5.95%, 08/15/20	2,000	2,201,167
7.46%, 08/15/18	500	561,236
Google Inc.
3.38%, 02/25/24[b]	775	808,168
3.63%, 05/19/21	5,225	5,591,094
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)[b]	1,155	1,133,581
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,252,046
3.95%, 06/15/22 (Call 03/15/22)[b]	750	745,751
4.20%, 09/15/20[b]	550	569,139

		55,337,485
IRON & STEEL — 0.06%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,438,815
5.20%, 08/01/43 (Call 02/01/43)	35	33,279
5.75%, 12/01/17	28	29,716
5.85%, 06/01/18	3,835	4,112,920
6.40%, 12/01/37	325	355,507

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	$1,300	$1,243,314
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,950	2,482,644
5.63%, 09/15/19[b]	1,300	1,251,444
6.88%, 11/21/36[b]	4,454	3,319,026
6.88%, 11/10/39	1,780	1,308,794
8.25%, 01/17/34	1,540	1,339,209
Vale SA
5.63%, 09/11/42[b]	350	228,642

		18,143,310
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	3,900	4,074,718
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,300	2,305,627
4.63%, 07/28/45 (Call 01/28/45)	2,025	2,016,998

		8,397,343
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	1,855	1,765,413
5.38%, 08/15/21 (Call 05/15/21)[b]	1,075	1,165,677
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	765	762,017
3.00%, 03/01/19 (Call 12/01/18)	1,650	1,675,836
3.25%, 09/15/22 (Call 06/15/22)	1,500	1,480,209
3.38%, 10/15/20 (Call 07/15/20)	100	102,454
3.75%, 10/01/25 (Call 07/01/25)[b]	1,550	1,534,907
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,672,255
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,307,967
3.75%, 03/15/25 (Call 12/15/24)	500	487,732
4.50%, 10/01/34 (Call 04/01/34)	410	360,098
6.75%, 05/15/18	500	547,453
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,743,238
3.90%, 03/01/23 (Call 12/01/22)	575	558,358
4.25%, 03/01/22 (Call 12/01/21)[b]	2,500	2,517,194
5.10%, 10/01/25 (Call 07/01/25)[b]	1,230	1,265,707
5.63%, 03/01/21	575	618,663

		19,565,178
MACHINERY — 0.30%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	3,361	3,346,959
1.25%, 08/18/17	2,000	1,997,075
1.63%, 06/01/17[b]	1,750	1,760,079
1.70%, 06/16/18	1,000	1,000,316
1.80%, 11/13/18	1,000	1,002,657
2.00%, 03/05/20[b]	1,500	1,491,753
2.05%, 08/01/16	2,870	2,895,465
2.10%, 06/09/19	750	752,910
2.50%, 11/13/20	1,000	1,006,715
2.85%, 06/01/22[b]	50	49,679
3.25%, 12/01/24[b]	1,000	993,882
3.30%, 06/09/24	3,000	3,002,367
3.75%, 11/24/23[b]	1,183	1,230,258
7.15%, 02/15/19	4,105	4,740,717

Security	Principal (000s)	Value

Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	$3,660	$3,581,982
3.40%, 05/15/24 (Call 02/15/24)[b]	1,995	2,025,178
3.80%, 08/15/42	155	139,428
3.90%, 05/27/21[b]	1,915	2,025,949
4.30%, 05/15/44 (Call 11/15/43)[b]	695	676,141
4.75%, 05/15/64 (Call 11/15/63)	5	4,826
5.20%, 05/27/41	2,140	2,328,383
5.30%, 09/15/35	25	27,156
6.05%, 08/15/36	325	383,637
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[b]	2,000	2,057,554
4.88%, 10/01/43 (Call 04/01/43)	50	53,344
7.13%, 03/01/28	18	23,673
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	750	740,268
3.90%, 06/09/42 (Call 12/09/41)[b]	1,755	1,658,009
4.38%, 10/16/19	1,961	2,121,944
5.38%, 10/16/29	115	133,721
7.13%, 03/03/31	25	32,578
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	991,592
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	1,990,637
John Deere Capital Corp.
1.13%, 06/12/17	1,500	1,497,475
1.20%, 10/10/17	500	498,386
1.30%, 03/12/18	100	99,448
1.35%, 01/16/18	3,780	3,769,178
1.55%, 12/15/17	28	28,047
1.70%, 01/15/20[b]	50	48,932
1.85%, 09/15/16	4,850	4,893,922
2.05%, 03/10/20	1,950	1,932,954
2.30%, 09/16/19	2,000	2,008,996
2.38%, 07/14/20	555	555,951
2.80%, 09/18/17	778	797,867
2.80%, 03/04/21	4,029	4,071,175
3.15%, 10/15/21	3,950	4,044,693
3.35%, 06/12/24[b]	1,705	1,736,822
3.90%, 07/12/21[b]	3,350	3,548,109
Series 0014
2.45%, 09/11/20[b]	660	661,311
Joy Global Inc.
5.13%, 10/15/21[b]	4,700	4,145,430
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,652,806
2.88%, 03/01/25 (Call 12/01/24)	910	893,673
Roper Technologies Inc.
3.00%, 12/15/20	2,000	1,999,240
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,607,347
Xylem Inc./NY
3.55%, 09/20/16	2,900	2,949,950

		89,708,544
MANUFACTURING — 0.29%
3M Co.
1.00%, 06/26/17	20	20,017
1.38%, 09/29/16[b]	2,750	2,766,665
1.38%, 08/07/18	1,000	1,000,726
1.63%, 06/15/19[b]	100	99,896
2.00%, 08/07/20[b]	1,000	1,004,211

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.00%, 06/26/22	$1,500	$1,453,104
3.00%, 08/07/25[b]	1,000	1,001,710
3.88%, 06/15/44	2,150	2,090,440
5.70%, 03/15/37	25	30,564
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	674,813
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	1,978,021
Crane Co.
2.75%, 12/15/18	200	202,349
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,031,966
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,890,372
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,422,190
5.38%, 03/01/41 (Call 12/01/40)	960	1,101,127
Eaton Corp.
1.50%, 11/02/17	3,800	3,790,237
2.75%, 11/02/22[b]	6,299	6,132,155
4.00%, 11/02/32[b]	1,005	957,433
4.15%, 11/02/42	49	45,476
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	100	104,536
General Electric Co.
2.70%, 10/09/22	5,975	5,986,338
3.38%, 03/11/24[b]	5,100	5,281,087
4.13%, 10/09/42	250	243,475
4.50%, 03/11/44	3,845	3,944,851
5.25%, 12/06/17	5,993	6,451,292
Illinois Tool Works Inc.
1.95%, 03/01/19[b]	250	250,740
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,337,741
3.50%, 03/01/24 (Call 12/01/23)	2,350	2,417,943
3.90%, 09/01/42 (Call 03/01/42)	50	47,375
4.88%, 09/15/41 (Call 03/15/41)	1,585	1,722,175
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	3,699	3,817,163
5.75%, 06/15/43	125	136,568
6.88%, 08/15/18	3,500	3,895,366
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)[b]	770	756,726
4.65%, 11/01/44 (Call 05/01/44)	200	189,368
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	150	151,945
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,564,078
4.45%, 11/21/44 (Call 05/21/44)	35	36,212
Pentair Finance SA
2.65%, 12/01/19	1,635	1,592,167
2.90%, 09/15/18	1,100	1,100,642
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,131,680
3.63%, 09/15/20 (Call 08/15/20)	1,500	1,504,462
4.65%, 09/15/25 (Call 06/15/25)	1,500	1,513,875
Textron Inc.
3.65%, 03/01/21	1,280	1,293,047
3.88%, 03/01/25 (Call 12/01/24)	130	128,162
4.63%, 09/21/16	800	820,301
5.95%, 09/21/21 (Call 06/21/21)	1,085	1,220,751
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	505,250
2.38%, 12/17/18 (Call 11/17/18)	470	470,642
3.45%, 08/01/24 (Call 05/01/24)[b]	425	425,960
4.88%, 01/15/21	35	37,997
6.55%, 10/01/17	2,800	3,043,155
7.13%, 10/01/37	25	32,011

Security	Principal (000s)	Value

Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	$485	$486,229
5.13%, 09/14/45 (Call 03/14/45)	430	444,293

		87,779,075
MEDIA — 1.05%
21st Century Fox America Inc.
3.00%, 09/15/22	2,766	2,732,530
3.70%, 10/15/25 (Call 07/15/25)[d]	2,470	2,474,140
4.00%, 10/01/23	1,000	1,036,096
4.75%, 09/15/44 (Call 03/15/44)[b]	1,150	1,135,812
4.95%, 10/15/45 (Call 04/15/45)[d]	395	401,799
5.40%, 10/01/43	1,025	1,099,183
6.15%, 03/01/37	75	85,145
6.15%, 02/15/41	1,066	1,215,544
6.20%, 12/15/34[b]	4,197	4,811,163
6.40%, 12/15/35	1,715	2,016,815
6.55%, 03/15/33	1,890	2,238,568
6.65%, 11/15/37	1,800	2,152,712
6.90%, 03/01/19	3,600	4,108,822
6.90%, 08/15/39	525	644,158
7.70%, 10/30/25	10	12,740
7.75%, 12/01/45	820	1,104,800
7.85%, 03/01/39	900	1,190,012
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,463
3.38%, 03/01/22 (Call 12/01/21)	625	620,999
3.50%, 01/15/25 (Call 10/15/24)[b]	310	298,488
3.70%, 08/15/24 (Call 05/15/24)	1,000	983,918
4.00%, 01/15/26 (Call 10/15/25)[b]	3,030	3,007,651
4.30%, 02/15/21 (Call 11/15/20)	750	789,096
4.60%, 01/15/45 (Call 07/15/44)	1,325	1,179,215
4.63%, 05/15/18[b]	200	211,642
4.85%, 07/01/42 (Call 01/01/42)[b]	550	505,416
4.90%, 08/15/44 (Call 02/15/44)[b]	1,824	1,694,228
5.50%, 05/15/33	1,290	1,311,838
5.75%, 04/15/20	150	167,070
5.90%, 10/15/40 (Call 04/15/40)	750	784,852
7.88%, 07/30/30	1,818	2,352,174
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[d]	215	215,659
4.46%, 07/23/22 (Call 05/23/22)[d]	1,520	1,538,343
4.91%, 07/23/25 (Call 04/23/25)[d]	4,160	4,222,142
6.38%, 10/23/35 (Call 04/23/35)[d]	2,800	2,899,420
6.48%, 10/23/45 (Call 04/23/45)[d]	3,745	3,898,476
6.83%, 10/23/55 (Call 04/23/55)[d]	6,630	6,780,733
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,650	2,286,585
Comcast Cable Communications LLC
8.88%, 05/01/17	500	553,088
Comcast Corp.
3.13%, 07/15/22	2,000	2,048,839
3.38%, 08/15/25 (Call 05/15/25)	1,620	1,651,028
3.60%, 03/01/24[b]	6,250	6,527,069
4.20%, 08/15/34 (Call 02/15/34)	1,465	1,451,926
4.25%, 01/15/33	5,700	5,665,930
4.40%, 08/15/35 (Call 02/15/35)	1,435	1,461,217
4.50%, 01/15/43	25	25,355
4.60%, 08/15/45 (Call 02/15/45)[b]	200	206,886
4.65%, 07/15/42	6,355	6,603,120
4.75%, 03/01/44	1,480	1,563,370

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.15%, 03/01/20[b]	$4,050	$4,531,151
5.65%, 06/15/35	625	724,946
5.70%, 05/15/18	150	164,456
6.30%, 11/15/17	300	327,120
6.40%, 03/01/40	40	50,941
6.45%, 03/15/37	3,788	4,738,908
6.50%, 01/15/17[b]	2,500	2,643,265
6.50%, 11/15/35	2,325	2,951,219
6.55%, 07/01/39[b]	150	191,841
6.95%, 08/15/37	3,060	4,035,710
7.05%, 03/15/33	25	32,532
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[b]	1,500	1,496,039
3.80%, 03/15/22	350	357,470
3.95%, 01/15/25 (Call 10/15/24)	1,255	1,248,374
4.45%, 04/01/24 (Call 01/01/24)	1,015	1,051,296
4.60%, 02/15/21 (Call 11/15/20)	1,350	1,445,216
5.00%, 03/01/21	5,615	6,126,450
5.15%, 03/15/42[b]	2,149	2,039,382
5.20%, 03/15/20[b]	2,625	2,871,676
6.00%, 08/15/40 (Call 05/15/40)	1,070	1,112,085
6.35%, 03/15/40	550	600,527
6.38%, 03/01/41	5,050	5,488,973
Discovery Communications LLC
3.25%, 04/01/23	50	46,311
3.30%, 05/15/22	1,400	1,345,539
3.45%, 03/15/25 (Call 12/15/24)[b]	270	246,361
4.38%, 06/15/21	2,500	2,576,786
4.88%, 04/01/43	2,348	1,981,402
4.95%, 05/15/42	3,667	3,074,846
5.05%, 06/01/20[b]	2,200	2,349,782
6.35%, 06/01/40	1,000	1,000,083
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	501,211
6.13%, 01/31/46 (Call 06/30/45)	2,950	3,012,754
6.63%, 01/15/40	2,045	2,187,782
Historic TW Inc.
6.63%, 05/15/29[b]	1,450	1,730,928
6.88%, 06/15/18	50	55,902
9.15%, 02/01/23	1,850	2,442,574
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,181,403
2.88%, 01/15/23[b]	2,000	1,996,863
4.38%, 04/01/21	4,400	4,808,177
4.45%, 01/15/43	2,290	2,300,933
5.15%, 04/30/20	150	168,477
5.95%, 04/01/41	2,728	3,308,332
6.40%, 04/30/40	3,250	4,131,064
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,429,911
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,266,249
3.90%, 11/15/24 (Call 08/15/24)	1,025	983,771
TCI Communications Inc.
7.13%, 02/15/28	750	985,707
7.88%, 02/15/26	1,550	2,111,751
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,715,631
3.95%, 09/30/21 (Call 06/30/21)[b]	2,200	2,294,537
4.30%, 11/23/23 (Call 08/23/23)	1,175	1,212,530
4.50%, 05/23/43 (Call 11/23/42)	1,000	878,437
4.70%, 10/15/19	500	538,325
5.65%, 11/23/43 (Call 05/23/43)	100	101,409
5.85%, 04/15/40	1,000	1,046,694
6.50%, 07/15/18	500	554,109

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	$7,340	$7,446,663
4.13%, 02/15/21 (Call 11/15/20)[b]	1,000	1,025,669
4.50%, 09/15/42 (Call 03/15/42)	2,925	2,373,749
5.00%, 02/01/20	820	871,998
5.50%, 09/01/41 (Call 03/01/41)	905	831,617
5.88%, 11/15/40 (Call 05/15/40)	40	38,362
6.55%, 05/01/37	3,393	3,424,244
6.75%, 07/01/18[b]	8,100	8,896,614
6.75%, 06/15/39	4,000	4,095,514
7.30%, 07/01/38[b]	854	918,421
8.25%, 04/01/19	8,490	9,818,655
8.75%, 02/14/19	500	582,878
Time Warner Companies Inc.
6.95%, 01/15/28	355	434,093
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,545	1,833,527
Time Warner Inc.
2.10%, 06/01/19	1,300	1,288,910
3.40%, 06/15/22	1,300	1,306,113
3.55%, 06/01/24 (Call 03/01/24)	1,300	1,286,896
3.60%, 07/15/25 (Call 04/15/25)[b]	2,100	2,069,768
3.88%, 01/15/26	1,000	1,006,249
4.00%, 01/15/22	7,450	7,779,095
4.05%, 12/15/23	750	773,937
4.65%, 06/01/44 (Call 12/01/43)	1,140	1,084,827
4.70%, 01/15/21	1,005	1,087,747
4.75%, 03/29/21	550	595,485
4.85%, 07/15/45 (Call 01/15/45)	2,050	2,002,767
4.88%, 03/15/20	150	163,725
4.90%, 06/15/42	1,045	1,022,300
5.35%, 12/15/43	1,195	1,244,878
5.38%, 10/15/41	25	25,983
6.10%, 07/15/40	142	158,576
6.20%, 03/15/40	650	735,183
6.25%, 03/29/41	2,360	2,677,760
6.50%, 11/15/36	1,485	1,750,848
7.63%, 04/15/31	1,388	1,775,618
7.70%, 05/01/32	6,066	7,845,564
Verizon Communications Inc.
4.67%, 03/15/55	350	310,706
Viacom Inc.
2.50%, 12/15/16	1,600	1,614,999
3.13%, 06/15/22 (Call 03/15/22)[b]	3,475	3,250,169
3.88%, 12/15/21[b]	1,550	1,531,052
3.88%, 04/01/24 (Call 01/01/24)[b]	2,700	2,562,177
4.25%, 09/01/23 (Call 06/01/23)	1,390	1,365,677
4.38%, 03/15/43	2,900	2,146,828
4.50%, 03/01/21[b]	1,750	1,819,943
4.50%, 02/27/42	2,700	2,051,867
4.85%, 12/15/34 (Call 06/15/34)	1,185	1,007,709
4.88%, 06/15/43 (Call 12/15/42)	315	253,198
5.25%, 04/01/44 (Call 10/01/43)	1,625	1,385,727
5.85%, 09/01/43 (Call 03/01/43)	456	412,712
6.88%, 04/30/36	1,300	1,312,100
Walt Disney Co. (The)
0.88%, 05/30/17	1,750	1,745,817
1.10%, 12/01/17	20	19,946
1.50%, 09/17/18	785	785,484
1.85%, 05/30/19	230	230,735
2.15%, 09/17/20[b]	1,500	1,506,431
2.35%, 12/01/22	1,300	1,283,491

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.75%, 08/16/21	$700	$714,661
3.15%, 09/17/25	975	993,186
3.70%, 12/01/42	2,650	2,457,713
3.75%, 06/01/21	1,300	1,386,097
4.13%, 06/01/44	50	50,552
4.38%, 08/16/41	1,750	1,820,445
5.50%, 03/15/19	175	195,551
7.00%, 03/01/32[b]	1,000	1,377,920
Series E
4.13%, 12/01/41[b]	1,756	1,749,243

		315,427,792
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	1,945	1,937,815
2.50%, 01/15/23 (Call 10/15/22)	975	939,718
3.25%, 06/15/25 (Call 03/15/25)	1,200	1,191,302
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,350,582
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,105,626
4.38%, 06/15/45 (Call 12/15/44)	25	25,146
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	2,465	2,128,877
5.25%, 10/01/54 (Call 04/01/54)	125	107,635

		9,786,701
MINING — 0.32%
Barrick Gold Corp.
3.85%, 04/01/22[b]	1,270	1,123,534
4.10%, 05/01/23[b]	1,150	1,003,778
5.25%, 04/01/42	25	18,023
6.95%, 04/01/19	787	840,845
Barrick North America Finance LLC
4.40%, 05/30/21	4,100	3,896,851
5.70%, 05/30/41	4,359	3,201,513
5.75%, 05/01/43	25	19,350
6.80%, 09/15/18	500	530,089
7.50%, 09/15/38[b]	1,660	1,493,790
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20[b]	2,300	2,303,664
5.95%, 10/15/39	500	378,720
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,000	4,001,848
2.05%, 09/30/18	675	671,729
2.88%, 02/24/22	2,250	2,179,277
3.25%, 11/21/21	6,250	6,197,884
4.13%, 02/24/42	2,895	2,452,256
5.00%, 09/30/43	4,154	3,956,385
6.50%, 04/01/19	1,620	1,814,609
Freeport-McMoRan Inc.
2.30%, 11/14/17	1,178	1,048,420
3.10%, 03/15/20[b]	4,400	3,432,000
3.55%, 03/01/22 (Call 12/01/21)[b]	1,270	876,300
3.88%, 03/15/23 (Call 12/15/22)	3,874	2,614,950
4.00%, 11/14/21	500	365,000
4.55%, 11/14/24 (Call 08/14/24)[b]	70	47,600
5.40%, 11/14/34 (Call 05/14/34)	125	77,500
5.45%, 03/15/43 (Call 09/15/42)	3,964	2,457,680
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	250	236,997
5.45%, 06/09/44 (Call 12/09/43)	75	65,278

Security	Principal (000s)	Value

Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	$1,900	$1,662,540
5.95%, 03/15/24 (Call 12/15/23)	1,850	1,424,500
6.88%, 09/01/41 (Call 03/01/41)	2,900	1,856,000
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,900	1,707,733
4.88%, 03/15/42 (Call 09/15/41)[b]	110	79,502
5.13%, 10/01/19[b]	500	525,124
5.88%, 04/01/35	320	265,929
6.25%, 10/01/39	3,979	3,334,357
Placer Dome Inc.
6.45%, 10/15/35	145	119,092
Rio Tinto Alcan Inc.
5.75%, 06/01/35	25	25,444
6.13%, 12/15/33	35	37,277
7.25%, 03/15/31	25	29,483
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[b]	100	103,170
3.75%, 09/20/21	3,820	3,898,751
3.75%, 06/15/25 (Call 03/15/25)	3,500	3,353,470
4.13%, 05/20/21	500	524,176
5.20%, 11/02/40[b]	4,370	4,204,939
7.13%, 07/15/28	570	687,139
9.00%, 05/01/19	8,180	9,819,629
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	544	539,771
2.25%, 12/14/18 (Call 11/14/18)	1,015	1,005,358
2.88%, 08/21/22 (Call 05/21/22)[b]	700	665,113
3.50%, 03/22/22 (Call 12/22/21)	2,825	2,782,541
4.13%, 08/21/42 (Call 02/21/42)[b]	1,225	1,032,897
4.75%, 03/22/42 (Call 09/22/41)	25	22,995
Southern Copper Corp.
3.50%, 11/08/22	2,150	1,996,812
3.88%, 04/23/25[b]	200	181,337
5.25%, 11/08/42	1,120	833,323
5.88%, 04/23/45	1,070	852,137
6.75%, 04/16/40	3,095	2,736,626
7.50%, 07/27/35	1,800	1,742,490

		95,355,525
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	2,750	2,737,804
4.75%, 05/15/18[b]	2,213	2,326,682
5.75%, 09/15/17	100	106,124
6.25%, 03/15/19	700	768,969
Xerox Corp.
2.80%, 05/15/20[b]	2,100	1,989,389
2.95%, 03/15/17	800	806,182
3.50%, 08/20/20	1,000	974,223
4.50%, 05/15/21[b]	3,020	3,033,669
4.80%, 03/01/35[b]	590	525,246
6.35%, 05/15/18[b]	2,370	2,531,763
6.75%, 12/15/39[b]	1,110	1,116,629

		16,916,680
OIL & GAS — 1.88%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	10	9,529
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	3,050	2,946,047
4.50%, 07/15/44 (Call 01/15/44)	2,020	1,796,977

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.95%, 09/15/16	$5,232	$5,409,428
6.20%, 03/15/40	45	47,268
6.38%, 09/15/17	100	107,305
6.45%, 09/15/36	4,835	5,291,995
6.95%, 06/15/19	500	563,946
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	50	47,053
3.25%, 04/15/22 (Call 01/15/22)	4,250	4,185,077
3.63%, 02/01/21 (Call 11/01/20)[b]	1,750	1,795,189
4.25%, 01/15/44 (Call 07/15/43)	125	110,931
4.75%, 04/15/43 (Call 10/15/42)	5,275	4,930,682
5.10%, 09/01/40 (Call 03/01/40)	210	202,287
5.25%, 02/01/42 (Call 08/01/41)	20	19,446
6.00%, 01/15/37	1,060	1,132,629
Apache Finance Canada Corp.
7.75%, 12/15/29	750	983,224
BP Capital Markets PLC
1.38%, 11/06/17[b]	150	149,399
1.38%, 05/10/18[b]	1,550	1,535,166
1.67%, 02/13/18	300	299,977
1.85%, 05/05/17[b]	3,375	3,394,459
2.24%, 05/10/19	2,050	2,052,126
2.25%, 11/01/16	2,700	2,729,265
2.32%, 02/13/20	7,600	7,572,599
2.50%, 11/06/22	2,750	2,636,258
3.06%, 03/17/22	840	841,565
3.25%, 05/06/22	3,000	3,034,016
3.51%, 03/17/25[b]	710	710,912
3.54%, 11/04/24[b]	1,845	1,852,800
3.56%, 11/01/21	1,000	1,032,638
3.99%, 09/26/23	3,000	3,131,988
4.50%, 10/01/20	50	54,274
4.74%, 03/11/21[b]	3,150	3,463,439
4.75%, 03/10/19	5,245	5,672,939
British Transco Finance Inc.
6.63%, 06/01/18	3,250	3,604,074
Burlington Resources Finance Co.
7.20%, 08/15/31	785	986,148
7.40%, 12/01/31[b]	1,540	1,973,704
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[b]	120	115,573
3.80%, 04/15/24 (Call 01/15/24)[b]	1,275	1,203,100
3.90%, 02/01/25 (Call 11/01/24)[b]	1,765	1,664,600
5.70%, 05/15/17	3,768	3,942,766
5.85%, 02/01/35	525	519,034
6.25%, 03/15/38	2,585	2,670,254
6.45%, 06/30/33	800	852,288
6.50%, 02/15/37	555	577,822
6.75%, 02/01/39	50	53,356
7.20%, 01/15/32	15	17,010
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[b]	1,250	1,144,546
4.45%, 09/15/42 (Call 03/15/42)	25	20,294
5.20%, 09/15/43 (Call 03/15/43)	25	22,311
5.70%, 10/15/19	5,200	5,599,875
6.75%, 11/15/39	1,045	1,089,556
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	134	133,517
1.34%, 11/09/17	2,000	2,004,879
1.35%, 11/15/17[b]	3,000	3,003,385
1.37%, 03/02/18	1,155	1,152,133
1.72%, 06/24/18 (Call 05/24/18)	5,100	5,117,413
1.79%, 11/16/18	2,000	2,004,756

Security	Principal (000s)	Value

1.96%, 03/03/20 (Call 02/03/20)	$3,250	$3,217,867
2.19%, 11/15/19 (Call 10/15/19)	630	633,682
2.36%, 12/05/22 (Call 09/05/22)	2,750	2,660,761
2.41%, 03/03/22 (Call 01/03/22)[b]	2,140	2,098,672
2.42%, 11/17/20 (Call 10/17/20)	7,000	7,042,977
2.43%, 06/24/20 (Call 05/24/20)	3,750	3,780,483
3.19%, 06/24/23 (Call 03/24/23)[b]	2,300	2,336,368
3.33%, 11/17/25 (Call 08/17/25)	195	198,359
4.95%, 03/03/19	500	548,317
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[b]	2,500	2,462,654
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[b]	1,750	1,726,213
3.00%, 05/09/23[b]	3,950	3,764,318
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,900	1,833,314
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24[b]	1,200	1,232,514
4.88%, 04/30/44	2,700	2,773,855
Conoco Funding Co.
7.25%, 10/15/31	826	1,038,425
ConocoPhillips
5.75%, 02/01/19	1,990	2,210,995
5.90%, 10/15/32	4,017	4,474,622
5.90%, 05/15/38[b]	975	1,085,624
6.00%, 01/15/20	550	627,130
6.50%, 02/01/39	315	374,547
6.65%, 07/15/18	75	84,116
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	100	98,928
1.50%, 05/15/18	705	701,164
2.20%, 05/15/20 (Call 04/15/20)	895	887,274
2.88%, 11/15/21 (Call 09/15/21)	3,600	3,584,279
3.35%, 11/15/24 (Call 08/15/24)[b]	1,295	1,258,846
3.35%, 05/15/25 (Call 02/15/25)[b]	200	193,690
4.15%, 11/15/34 (Call 05/15/34)	1,205	1,129,714
4.30%, 11/15/44 (Call 05/15/44)[b]	1,670	1,552,556
ConocoPhillips Holding Co.
6.95%, 04/15/29	5,890	7,281,180
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	460	380,676
4.50%, 04/15/23 (Call 01/15/23)	3,870	3,366,552
4.90%, 06/01/44 (Call 12/01/43)	335	242,261
5.00%, 09/15/22 (Call 03/15/17)[b]	2,200	1,930,500
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	450	446,372
4.00%, 07/15/21 (Call 04/15/21)	3,650	3,693,093
4.75%, 05/15/42 (Call 11/15/41)	1,065	919,885
5.00%, 06/15/45 (Call 12/15/44)[b]	2,855	2,541,478
5.60%, 07/15/41 (Call 01/15/41)[b]	975	902,736
6.30%, 01/15/19	7,371	8,135,620
7.95%, 04/15/32	285	338,119
Devon Financing Corp. LLC
7.88%, 09/30/31	75	88,390
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	1,750	1,540,000
4.88%, 11/01/43 (Call 05/01/43)[b]	410	292,125
5.70%, 10/15/39[b]	500	398,750
5.88%, 05/01/19[b]	3,200	3,264,000
Ecopetrol SA
4.13%, 01/16/25	2,700	2,308,500
4.25%, 09/18/18	1,750	1,767,500
5.38%, 06/26/26 (Call 03/26/26)	700	635,250

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.88%, 09/18/23	$1,750	$1,728,125
5.88%, 05/28/45[b]	1,750	1,362,812
7.38%, 09/18/43	6,600	6,047,250
7.63%, 07/23/19[b]	2,350	2,611,438
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	1,750	1,638,530
5.15%, 11/15/41 (Call 05/15/41)	20	15,309
6.50%, 05/15/19	650	704,010
6.50%, 08/15/34	75	67,171
6.50%, 02/01/38	3,725	3,270,800
6.63%, 08/15/37	70	62,453
Eni USA Inc.
7.30%, 11/15/27	15	18,820
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	50	39,125
4.70%, 03/15/21[b]	3,148	2,723,020
5.20%, 03/15/25 (Call 12/15/24)[b]	250	205,000
5.75%, 10/01/44 (Call 04/01/44)	2,665	2,025,400
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	749,834
2.63%, 03/15/23 (Call 12/15/22)[b]	1,215	1,178,409
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,640,147
4.10%, 02/01/21	2,350	2,501,134
EQT Corp.
4.88%, 11/15/21	3,575	3,587,681
8.13%, 06/01/19	200	226,311
Exxon Mobil Corp.
1.31%, 03/06/18[b]	2,500	2,498,756
1.82%, 03/15/19 (Call 02/15/19)[b]	1,750	1,753,450
1.91%, 03/06/20 (Call 02/06/20)	1,425	1,419,573
2.40%, 03/06/22 (Call 01/06/22)	100	98,839
2.71%, 03/06/25 (Call 12/06/24)[b]	2,200	2,162,641
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,536,073
3.57%, 03/06/45 (Call 09/06/44)[b]	5,595	5,253,319
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 12/31/15)	607	491,670
6.75%, 02/01/22 (Call 02/01/17)	1,320	1,042,800
6.88%, 02/15/23 (Call 02/15/18)	1,970	1,516,900
Hess Corp.
1.30%, 06/15/17	1,640	1,618,117
3.50%, 07/15/24 (Call 04/15/24)[b]	540	499,212
5.60%, 02/15/41	4,870	4,710,475
6.00%, 01/15/40	1,235	1,230,324
7.13%, 03/15/33	930	1,027,755
7.30%, 08/15/31	1,030	1,155,936
7.88%, 10/01/29	940	1,131,790
8.13%, 02/15/19	1,850	2,121,985
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	121,093
4.00%, 04/15/24 (Call 01/15/24)[b]	315	297,379
6.15%, 06/15/19	500	542,775
6.80%, 09/15/37	1,015	1,112,973
7.25%, 12/15/19	3,350	3,784,873
Kerr-McGee Corp.
6.95%, 07/01/24	500	579,863
7.88%, 09/15/31	50	61,399
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[b]	2,000	1,786,621
3.85%, 06/01/25 (Call 03/01/25)[b]	2,000	1,789,978
5.20%, 06/01/45 (Call 12/01/44)[b]	2,025	1,704,669
6.00%, 10/01/17	2,248	2,384,450
6.60%, 10/01/37	1,040	1,045,953
6.80%, 03/15/32	25	25,619

Security	Principal (000s)	Value

Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	$645	$575,497
5.00%, 09/15/54 (Call 03/15/54)	190	162,785
5.13%, 03/01/21[b]	3,350	3,641,426
6.50%, 03/01/41 (Call 09/01/40)	2,250	2,409,189
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	2,970	2,432,068
4.00%, 06/01/22 (Call 03/01/22)	620	520,750
5.13%, 12/01/42 (Call 06/01/42)	1,015	711,066
7.05%, 05/01/29	550	563,429
Nabors Industries Inc.
4.63%, 09/15/21	100	88,500
5.00%, 09/15/20[b]	1,500	1,410,000
5.10%, 09/15/23 (Call 06/15/23)[b]	2,420	2,093,300
9.25%, 01/15/19	600	648,000
Nexen Energy ULC
6.20%, 07/30/19	2,015	2,200,058
6.40%, 05/15/37	2,774	3,261,396
7.50%, 07/30/39	8,050	10,755,693
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,700	1,686,060
5.05%, 11/15/44 (Call 05/15/44)	40	35,818
5.25%, 11/15/43 (Call 05/15/43)	560	506,939
5.88%, 06/01/22 (Call 12/01/17)[b]	1,000	1,000,000
6.00%, 03/01/41 (Call 09/01/40)	3,375	3,310,417
8.25%, 03/01/19	1,800	2,057,050
Noble Holding International Ltd.
3.95%, 03/15/22	600	459,000
4.00%, 03/16/18	500	460,000
4.63%, 03/01/21	500	410,000
4.90%, 08/01/20[b]	3,450	2,967,000
5.25%, 03/15/42	75	47,250
5.95%, 04/01/25 (Call 01/01/25)[b]	1,200	966,000
6.05%, 03/01/41	1,965	1,287,075
6.20%, 08/01/40	1,000	655,000
6.95%, 04/01/45 (Call 10/01/44)	375	270,937
Occidental Petroleum Corp.
1.75%, 02/15/17[b]	800	803,461
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,253,768
3.50%, 06/15/25 (Call 03/15/25)[b]	2,000	2,004,886
4.63%, 06/15/45 (Call 12/15/44)[b]	330	337,761
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,620,589
Petro-Canada
5.35%, 07/15/33	25	26,167
5.95%, 05/15/35	25	27,934
6.80%, 05/15/38	95	116,453
Petroleos Mexicanos
3.50%, 07/18/18	150	151,313
3.50%, 01/30/23	6,020	5,500,775
4.50%, 01/23/26[d]	700	658,000
4.88%, 01/24/22	3,020	3,031,325
4.88%, 01/18/24	3,450	3,393,937
5.50%, 01/21/21[b]	2,058	2,158,328
5.50%, 06/27/44	1,300	1,075,750
5.63%, 01/23/46[d]	7,020	5,870,475
5.75%, 03/01/18	4,145	4,383,337
6.38%, 01/23/45	3,350	3,090,375
6.50%, 06/02/41	9,200	8,648,000
6.63%, 06/15/35[b]	3,094	3,012,782
6.63%, 06/15/38[b]	100	96,217
8.00%, 05/03/19	11,770	13,329,526

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Phillips 66
2.95%, 05/01/17	$2,760	$2,812,498
4.30%, 04/01/22	3,715	3,899,766
4.65%, 11/15/34 (Call 05/15/34)	765	750,867
4.88%, 11/15/44 (Call 05/15/44)	2,645	2,586,981
5.88%, 05/01/42	3,830	4,141,357
Pioneer Natural Resources Co.
3.45%, 01/15/21	210	209,475
3.95%, 07/15/22 (Call 04/15/22)[b]	4,425	4,420,258
Pride International Inc.
6.88%, 08/15/20[b]	2,000	1,930,000
7.88%, 08/15/40[b]	1,000	830,000
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	1,250	975,000
4.88%, 06/01/22 (Call 03/01/22)	500	400,000
5.40%, 12/01/42 (Call 06/01/42)	25	16,875
5.85%, 01/15/44 (Call 07/15/43)	1,035	719,325
Shell International Finance BV
1.13%, 08/21/17[b]	2,228	2,220,001
1.25%, 11/10/17	2,000	1,995,173
1.63%, 11/10/18	1,930	1,924,363
2.00%, 11/15/18	4,350	4,377,777
2.13%, 05/11/20[b]	2,657	2,642,416
2.25%, 11/10/20	960	957,525
2.38%, 08/21/22	1,485	1,434,196
3.25%, 05/11/25	2,300	2,276,107
3.40%, 08/12/23	1,125	1,141,035
3.63%, 08/21/42	215	188,056
4.13%, 05/11/35	3,680	3,619,785
4.30%, 09/22/19	8,125	8,774,081
4.38%, 03/25/20	650	704,955
4.38%, 05/11/45	4,180	4,129,183
4.55%, 08/12/43	7,080	7,158,525
5.50%, 03/25/40	655	740,767
6.38%, 12/15/38	2,341	2,908,468
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	5,050	4,032,938
4.95%, 01/23/25 (Call 10/23/24)[b]	200	164,126
7.50%, 02/01/18	500	487,460
Statoil ASA
1.80%, 11/23/16	1,000	1,007,898
2.45%, 01/17/23	554	531,489
2.65%, 01/15/24	450	431,811
3.13%, 08/17/17	5,540	5,707,016
3.15%, 01/23/22	4,400	4,469,038
3.70%, 03/01/24[b]	1,000	1,032,355
3.95%, 05/15/43[b]	2,127	1,991,603
4.80%, 11/08/43	2,100	2,259,243
5.10%, 08/17/40	1,500	1,652,486
5.25%, 04/15/19	8,400	9,269,766
7.75%, 06/15/23	500	631,427
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	923,018
6.10%, 06/01/18	3,151	3,430,087
6.50%, 06/15/38	5,845	6,978,335
6.85%, 06/01/39	1,766	2,181,015
Sunoco Inc.
5.75%, 01/15/17	750	772,500
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,635	2,437,375
5.50%, 05/15/42 (Call 11/15/41)	25	19,761
5.85%, 02/01/37	75	63,721
6.25%, 02/01/38	275	229,099
7.75%, 06/01/19	3,100	3,317,000

Security	Principal (000s)	Value

Tosco Corp.
7.80%, 01/01/27	$2,000	$2,526,923
8.13%, 02/15/30	325	432,553
Total Capital International SA
2.70%, 01/25/23	2,350	2,302,029
2.75%, 06/19/21	1,250	1,262,506
2.88%, 02/17/22[b]	2,900	2,902,513
3.75%, 04/10/24[b]	2,050	2,124,551
Total Capital SA
2.13%, 08/10/18	9,500	9,611,419
4.13%, 01/28/21	50	53,894
4.45%, 06/24/20[b]	6,900	7,537,477
Valero Energy Corp.
3.65%, 03/15/25[b]	600	576,182
4.90%, 03/15/45[b]	25	22,495
6.13%, 06/15/17	758	804,712
6.63%, 06/15/37	5,025	5,434,079
7.50%, 04/15/32	835	974,019
9.38%, 03/15/19	1,919	2,312,302
10.50%, 03/15/39	325	472,116
XTO Energy Inc.
5.50%, 06/15/18	2,700	2,966,112
6.75%, 08/01/37	525	735,799

		565,350,442
OIL & GAS SERVICES — 0.18%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,399,083
5.13%, 09/15/40	925	938,704
6.88%, 01/15/29	10	12,201
7.50%, 11/15/18	1,150	1,315,395
Cameron International Corp.
1.40%, 06/15/17	1,000	990,405
4.50%, 06/01/21 (Call 03/01/21)	3,200	3,375,103
5.95%, 06/01/41 (Call 12/01/40)	540	604,501
6.38%, 07/15/18	300	328,700
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,950	1,780,025
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	100	100,385
3.38%, 11/15/22 (Call 09/15/22)	990	994,567
3.50%, 08/01/23 (Call 05/01/23)	3,758	3,728,104
3.80%, 11/15/25 (Call 08/15/25)	5,945	5,998,391
4.50%, 11/15/41 (Call 05/15/41)	2,107	1,992,987
4.75%, 08/01/43 (Call 02/01/43)[b]	225	219,925
4.85%, 11/15/35 (Call 05/15/35)	545	551,901
5.00%, 11/15/45 (Call 05/15/45)	3,175	3,239,451
6.15%, 09/15/19	3,225	3,659,697
6.70%, 09/15/38	770	917,379
7.45%, 09/15/39	868	1,118,655
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[b]	3,015	2,756,163
3.95%, 12/01/42 (Call 06/01/42)[b]	1,315	1,037,922
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)[b]	1,700	1,540,612
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[b]	3,090	3,185,026
SESI LLC
6.38%, 05/01/19 (Call 12/31/15)[b]	1,025	999,375
7.13%, 12/15/21 (Call 12/15/16)[b]	2,900	2,755,000
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	3,925	3,061,500

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.50%, 08/01/36	$500	$335,000
7.00%, 03/15/38	425	291,125
9.63%, 03/01/19	1,745	1,771,175

		52,998,457
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	400	418,066
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	766,002
4.50%, 11/01/23 (Call 08/01/23)[b]	2,000	2,093,839
Rock-Tenn Co.
3.50%, 03/01/20	500	507,185
4.00%, 03/01/23 (Call 12/01/22)	800	811,750
4.90%, 03/01/22	575	614,506
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	125,323
5.75%, 11/01/40 (Call 05/01/40)	2,628	2,789,034

		8,125,705
PHARMACEUTICALS — 1.16%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[b]	1,920	1,890,869
4.13%, 05/27/20	1,700	1,827,436
5.13%, 04/01/19	2,310	2,541,176
5.30%, 05/27/40	1,295	1,458,305
6.00%, 04/01/39	895	1,087,745
6.15%, 11/30/37	500	614,503
AbbVie Inc.
1.75%, 11/06/17[b]	4,850	4,866,859
1.80%, 05/14/18	2,495	2,489,209
2.00%, 11/06/18[b]	4,250	4,252,728
2.50%, 05/14/20 (Call 04/14/20)[b]	830	823,578
2.90%, 11/06/22	4,720	4,592,607
3.20%, 11/06/22 (Call 09/06/22)	1,880	1,860,503
3.60%, 05/14/25 (Call 02/14/25)[b]	2,395	2,366,739
4.40%, 11/06/42	3,549	3,300,451
4.50%, 05/14/35 (Call 11/14/34)	6,675	6,481,555
4.70%, 05/14/45 (Call 11/14/44)	9,160	8,974,636
Actavis Funding SCS
2.35%, 03/12/18	1,140	1,148,400
3.00%, 03/12/20 (Call 02/12/20)	5,800	5,871,913
3.45%, 03/15/22 (Call 01/15/22)	1,615	1,632,897
3.80%, 03/15/25 (Call 12/15/24)[b]	5,519	5,561,337
3.85%, 06/15/24 (Call 03/15/24)	795	806,344
4.55%, 03/15/35 (Call 09/15/34)	6,385	6,280,429
4.75%, 03/15/45 (Call 09/15/44)[b]	1,595	1,587,557
4.85%, 06/15/44 (Call 12/15/43)	830	832,603
Actavis Inc.
1.88%, 10/01/17	3,234	3,236,216
3.25%, 10/01/22 (Call 07/01/22)	5,450	5,394,052
4.63%, 10/01/42 (Call 04/01/42)	2,900	2,823,990
6.13%, 08/15/19	857	960,594
Allergan Inc./U.S.
1.35%, 03/15/18[b]	500	492,130
2.80%, 03/15/23 (Call 12/15/22)[b]	4,300	4,081,251
3.38%, 09/15/20[b]	4,797	4,907,697
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)[b]	2,250	2,206,276
4.25%, 03/01/45 (Call 09/01/44)	75	68,008

Security	Principal (000s)	Value

AstraZeneca PLC
1.75%, 11/16/18	$2,000	$2,000,158
2.38%, 11/16/20	2,000	1,996,239
3.38%, 11/16/25	2,500	2,507,496
4.00%, 09/18/42	1,110	1,057,381
4.38%, 11/16/45	1,940	1,954,758
5.90%, 09/15/17	2,546	2,748,294
6.45%, 09/15/37	5,593	7,170,996
Baxalta Inc.
2.00%, 06/22/18[b,d]	280	277,598
2.88%, 06/23/20 (Call 05/23/20)[d]	955	947,708
3.60%, 06/23/22 (Call 04/23/22)[d]	340	340,606
4.00%, 06/23/25 (Call 03/23/25)[b,d]	6,508	6,462,282
5.25%, 06/23/45 (Call 12/23/44)[d]	1,510	1,521,350
Bristol-Myers Squibb Co.
0.88%, 08/01/17[b]	1,600	1,590,488
2.00%, 08/01/22	2,875	2,775,274
3.25%, 11/01/23[b]	1,950	2,009,199
3.25%, 08/01/42	1,750	1,517,931
5.88%, 11/15/36	2,040	2,497,048
Cardinal Health Inc.
1.70%, 03/15/18	3,300	3,290,605
3.20%, 06/15/22	2,300	2,290,672
3.50%, 11/15/24 (Call 08/15/24)	1,000	996,239
3.75%, 09/15/25 (Call 06/15/25)	835	845,753
4.50%, 11/15/44 (Call 05/15/44)	1,575	1,518,324
4.60%, 03/15/43	515	504,816
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,500	1,551,812
Eli Lilly & Co.
1.25%, 03/01/18	355	354,158
1.95%, 03/15/19	1,590	1,600,848
2.75%, 06/01/25 (Call 03/01/25)[b]	385	380,574
3.70%, 03/01/45 (Call 09/01/44)[b]	365	340,277
5.20%, 03/15/17[b]	800	840,618
5.50%, 03/15/27	700	844,913
5.55%, 03/15/37	3,223	3,846,699
Express Scripts Holding Co.
1.25%, 06/02/17	36	35,768
2.25%, 06/15/19[b]	496	493,565
2.65%, 02/15/17	100	101,084
3.13%, 05/15/16	2,400	2,422,514
3.50%, 06/15/24 (Call 03/15/24)	1,300	1,291,519
3.90%, 02/15/22	3,600	3,726,471
4.75%, 11/15/21	2,250	2,418,089
6.13%, 11/15/41	1,935	2,203,595
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	300	297,657
4.20%, 03/18/43[b]	10	10,001
5.65%, 05/15/18	4,614	5,064,848
6.38%, 05/15/38	4,630	5,926,561
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,000	2,007,479
2.85%, 05/08/22	5,920	5,965,364
Johnson & Johnson
1.13%, 11/21/17	28	27,994
1.65%, 12/05/18[b]	1,950	1,957,596
2.15%, 05/15/16[b]	1,000	1,007,211
3.38%, 12/05/23[b]	2,750	2,919,755
3.55%, 05/15/21	1,500	1,599,151
4.38%, 12/05/33 (Call 06/05/33)	2,010	2,197,506
4.50%, 09/01/40	195	213,478
4.50%, 12/05/43 (Call 06/05/43)[b]	34	37,549
4.85%, 05/15/41	25	28,814

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.95%, 05/15/33	$25	$28,819
5.55%, 08/15/17	6,250	6,725,593
5.85%, 07/15/38	35	44,889
5.95%, 08/15/37[b]	3,245	4,185,231
6.95%, 09/01/29	540	763,856
McKesson Corp.
1.29%, 03/10/17	600	596,649
1.40%, 03/15/18[b]	250	247,061
2.70%, 12/15/22 (Call 09/15/22)	1,725	1,653,179
2.85%, 03/15/23 (Call 12/15/22)	2,250	2,160,878
3.80%, 03/15/24 (Call 12/15/23)	305	308,729
4.75%, 03/01/21 (Call 12/01/20)	3,500	3,781,505
4.88%, 03/15/44 (Call 09/15/43)	50	50,481
5.70%, 03/01/17	750	785,624
6.00%, 03/01/41 (Call 09/01/40)	1,515	1,752,497
7.50%, 02/15/19	1,500	1,729,307
Mead Johnson Nutrition Co.
3.00%, 11/15/20 (Call 10/15/20)	540	539,116
4.13%, 11/15/25 (Call 08/15/25)	445	448,749
4.60%, 06/01/44 (Call 12/01/43)	1,924	1,766,943
5.90%, 11/01/39	1,500	1,642,838
Medco Health Solutions Inc.
4.13%, 09/15/20	500	527,062
7.13%, 03/15/18	3,176	3,524,872
Merck & Co. Inc.
1.10%, 01/31/18	250	248,633
1.30%, 05/18/18[b]	2,650	2,640,591
2.40%, 09/15/22 (Call 06/15/22)	100	98,031
2.75%, 02/10/25 (Call 11/10/24)[b]	366	356,695
2.80%, 05/18/23[b]	3,862	3,857,007
3.60%, 09/15/42 (Call 03/15/42)	150	136,744
3.70%, 02/10/45 (Call 08/10/44)	3,095	2,850,919
3.88%, 01/15/21 (Call 10/15/20)	4,400	4,716,587
4.15%, 05/18/43	3,175	3,149,569
6.50%, 12/01/33	1,800	2,327,456
6.55%, 09/15/37	2,020	2,658,745
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	5,968	6,588,948
5.85%, 06/30/39	25	30,582
5.95%, 12/01/28[b]	1,605	2,018,793
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	1,355	1,280,522
Novartis Capital Corp.
2.40%, 09/21/22	3,649	3,615,109
3.00%, 11/20/25	2,000	1,993,282
3.40%, 05/06/24[b]	2,950	3,061,986
3.70%, 09/21/42	25	23,501
4.00%, 11/20/45 (Call 05/20/45)	2,250	2,230,808
4.40%, 05/06/44	4,078	4,282,637
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,085	4,503,637
Owens & Minor Inc.
3.88%, 09/15/21	300	299,827
4.38%, 12/15/24 (Call 09/15/24)	700	699,769
Perrigo Co. PLC
2.30%, 11/08/18[b]	500	493,313
4.00%, 11/15/23 (Call 08/15/23)	2,380	2,340,271
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	1,500	1,471,509
3.90%, 12/15/24 (Call 09/15/24)	1,000	966,705
4.90%, 12/15/44 (Call 06/15/44)	1,000	920,326

Security	Principal (000s)	Value

Pfizer Inc.
1.10%, 05/15/17	$1,552	$1,548,287
1.50%, 06/15/18[b]	8,515	8,477,642
2.10%, 05/15/19[b]	200	200,495
3.00%, 06/15/23	50	50,271
3.40%, 05/15/24[b]	1,750	1,779,731
4.30%, 06/15/43[b]	4,800	4,739,342
4.40%, 05/15/44[b]	80	80,918
6.20%, 03/15/19	7,085	8,001,908
7.20%, 03/15/39	1,626	2,212,016
Pharmacia Corp.
6.50%, 12/01/18	500	564,776
6.60%, 12/01/28	3,850	4,938,996
Sanofi
1.25%, 04/10/18	2,800	2,791,755
4.00%, 03/29/21	1,925	2,060,662
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[b]	1,200	1,211,336
Series 2
3.65%, 11/10/21	2,350	2,349,294
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	40	43,658
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[b]	1,700	1,699,489
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,186,349
Wyeth LLC
5.45%, 04/01/17	750	792,164
5.95%, 04/01/37	2,638	3,138,910
6.00%, 02/15/36	555	660,616
6.45%, 02/01/24	500	611,147
6.50%, 02/01/34	550	689,482
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	3,239	3,085,068
3.45%, 11/13/20 (Call 10/13/20)	970	978,439
4.50%, 11/13/25 (Call 08/13/25)	965	980,253
4.70%, 02/01/43 (Call 08/01/42)[b]	4,200	3,649,289

		350,503,949
PIPELINES — 0.84%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	2,931,138
5.75%, 09/15/19	500	513,530
5.88%, 11/15/16	18	18,349
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,582,816
4.15%, 07/01/23 (Call 04/01/23)	4,775	4,318,947
4.35%, 10/15/24 (Call 07/15/24)	1,000	902,461
4.88%, 02/01/21 (Call 11/01/20)	300	298,219
5.60%, 10/15/44 (Call 04/15/44)	950	756,653
5.85%, 11/15/43 (Call 05/15/43)	1,125	909,123
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,850	3,002,079
5.85%, 01/15/41 (Call 07/15/40)	500	563,655
6.00%, 05/15/18	1,220	1,324,805
6.63%, 11/01/37	345	413,965
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b,d]	3,517	3,354,767
5.80%, 06/01/45 (Call 12/01/44)[d]	50	46,048
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	528,507
8.63%, 01/15/22[b]	2,825	3,047,253
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[d]	675	529,542
5.00%, 05/15/44 (Call 11/15/43)[d]	25	16,733

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$1,900	$1,851,722
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,002,950
5.20%, 03/15/20	125	129,329
5.50%, 09/15/40 (Call 03/15/40)	390	317,682
5.88%, 10/15/25 (Call 07/15/25)[b]	1,000	992,933
7.38%, 10/15/45 (Call 04/15/45)	1,000	1,008,931
9.88%, 03/01/19	400	466,847
Series B
6.50%, 04/15/18	1,250	1,326,468
7.50%, 04/15/38	830	854,626
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	3,050	2,616,867
4.50%, 06/10/44 (Call 12/10/43)	1,340	954,114
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	1,925	1,672,300
4.15%, 10/01/20 (Call 08/01/20)[b]	2,175	2,109,490
4.65%, 06/01/21 (Call 03/01/21)	1,738	1,692,348
4.75%, 01/15/26 (Call 10/15/25)	1,025	916,589
4.90%, 03/15/35 (Call 09/15/34)	275	213,160
5.15%, 02/01/43 (Call 08/01/42)	200	152,345
5.15%, 03/15/45 (Call 09/15/44)[b]	3,055	2,324,544
5.20%, 02/01/22 (Call 11/01/21)	3,470	3,385,972
5.95%, 10/01/43 (Call 04/01/43)	25	20,875
6.05%, 06/01/41 (Call 12/01/40)	65	55,333
6.13%, 12/15/45 (Call 06/15/45)	25	21,444
6.50%, 02/01/42 (Call 08/01/41)	4,475	3,918,987
6.63%, 10/15/36	15	13,773
6.70%, 07/01/18	1,500	1,603,072
7.50%, 07/01/38	25	24,468
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,314,953
9.70%, 03/15/19	2,362	2,717,293
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[b]	2,000	1,820,688
5.05%, 04/01/45 (Call 10/01/44)	500	384,256
5.60%, 04/01/44 (Call 10/01/43)	210	172,866
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,235	2,206,072
3.35%, 03/15/23 (Call 12/15/22)	5,550	5,266,498
3.70%, 02/15/26 (Call 11/15/25)[b]	2,470	2,305,893
3.75%, 02/15/25 (Call 11/15/24)[b]	1,660	1,570,616
3.90%, 02/15/24 (Call 11/15/23)	1,050	1,018,391
4.45%, 02/15/43 (Call 08/15/42)	55	45,422
4.85%, 08/15/42 (Call 02/15/42)	4,340	3,810,172
4.85%, 03/15/44 (Call 09/15/43)	2,195	1,920,546
4.90%, 05/15/46 (Call 11/15/45)[b]	1,470	1,297,179
4.95%, 10/15/54 (Call 04/15/54)	125	105,325
5.10%, 02/15/45 (Call 08/15/44)	4,595	4,174,763
5.95%, 02/01/41	1,660	1,659,983
6.13%, 10/15/39	75	76,181
6.45%, 09/01/40	150	157,644
6.50%, 01/31/19	1,600	1,775,138
7.55%, 04/15/38	30	36,318
Series D
6.88%, 03/01/33	150	168,303
Series H
6.65%, 10/15/34	25	27,570
Series L
6.30%, 09/15/17	2,451	2,629,084
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,422,399

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
2.65%, 02/01/19	$2,000	$1,849,723
3.45%, 02/15/23 (Call 11/15/22)	425	353,076
3.50%, 03/01/21 (Call 01/01/21)[b]	1,610	1,420,561
3.50%, 09/01/23 (Call 06/01/23)[b]	2,050	1,683,404
3.95%, 09/01/22 (Call 06/01/22)[b]	950	830,168
4.15%, 02/01/24 (Call 11/01/23)	6,000	4,992,581
4.30%, 05/01/24 (Call 02/01/24)	1,010	845,007
4.70%, 11/01/42 (Call 05/01/42)	55	36,831
5.00%, 10/01/21 (Call 07/01/21)	1,700	1,577,257
5.00%, 08/15/42 (Call 02/15/42)	105	73,974
5.00%, 03/01/43 (Call 09/01/42)	65	45,112
5.30%, 09/15/20	2,535	2,481,870
5.40%, 09/01/44 (Call 03/01/44)	1,155	844,047
5.50%, 03/01/44 (Call 09/01/43)	540	403,931
5.63%, 09/01/41	25	18,888
5.80%, 03/15/35	25	20,373
5.95%, 02/15/18[b]	900	919,883
6.00%, 02/01/17[b]	500	515,089
6.38%, 03/01/41	50	41,473
6.50%, 04/01/20	767	791,516
6.50%, 02/01/37	25	21,427
6.50%, 09/01/39	505	429,670
6.55%, 09/15/40	515	437,391
6.85%, 02/15/20	750	783,036
6.95%, 01/15/38	2,957	2,679,530
7.30%, 08/15/33	525	483,493
7.40%, 03/15/31	75	70,124
7.50%, 11/15/40	25	23,030
9.00%, 02/01/19	150	164,113
Kinder Morgan Inc./DE
2.00%, 12/01/17	80	77,497
3.05%, 12/01/19 (Call 11/01/19)	2,280	2,081,446
4.30%, 06/01/25 (Call 03/01/25)[b]	2,920	2,460,858
5.05%, 02/15/46 (Call 08/15/45)[b]	1,230	877,189
5.30%, 12/01/34 (Call 06/01/34)	6,890	5,253,929
5.55%, 06/01/45 (Call 12/01/44)[b]	3,695	2,791,670
7.00%, 06/15/17	28	29,226
7.75%, 01/15/32	100	96,437
7.80%, 08/01/31[b]	25	24,124
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	320,183
4.20%, 03/15/45 (Call 09/15/44)	150	116,375
4.25%, 02/01/21	2,000	2,041,268
5.15%, 10/15/43 (Call 04/15/43)	525	481,510
6.40%, 05/01/37	1,250	1,333,365
6.55%, 07/15/19	350	387,821
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,608,208
3.20%, 09/15/18 (Call 08/15/18)[b]	4,675	4,591,903
3.38%, 10/01/22 (Call 07/01/22)	1,525	1,294,032
6.13%, 02/01/41 (Call 08/01/40)	3,775	3,029,962
6.65%, 10/01/36	750	644,697
6.85%, 10/15/37	750	654,590
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	35	27,861
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	375	352,183
3.60%, 11/01/24 (Call 08/01/24)	2,104	1,822,550
4.65%, 10/15/25 (Call 07/15/25)[b]	4,450	4,135,285
4.70%, 06/15/44 (Call 12/15/43)[b]	140	104,303
4.90%, 02/15/45 (Call 08/15/44)[b]	1,015	779,961
5.00%, 02/01/21 (Call 11/01/20)[b]	4,125	4,177,772
5.15%, 06/01/42 (Call 12/01/41)	1,125	887,024

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.50%, 05/01/18	$1,000	$1,058,726
6.65%, 01/15/37	460	439,924
8.75%, 05/01/19	525	595,697
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	1,925	1,828,641
5.50%, 04/15/23 (Call 10/15/17)[b]	2,000	1,880,000
5.75%, 09/01/20 (Call 06/01/20)[b]	2,000	2,067,442
5.88%, 03/01/22 (Call 12/01/21)	2,000	2,010,541
Southern Natural Gas Co. LLC
8.00%, 03/01/32	30	29,331
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,815,880
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,564	2,212,193
7.50%, 09/15/38	450	470,145
8.00%, 10/01/19	1,900	2,174,338
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,239,048
3.50%, 03/15/25 (Call 12/15/24)[b]	2,100	1,921,011
4.50%, 03/15/45 (Call 09/15/44)	2,000	1,630,912
4.60%, 06/15/21 (Call 03/15/21)	742	750,517
5.95%, 09/25/43 (Call 03/25/43)	90	87,966
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,770	1,528,231
4.65%, 02/15/22	1,986	1,876,214
5.30%, 04/01/44 (Call 10/01/43)	460	352,706
5.35%, 05/15/45 (Call 11/15/44)[b]	600	466,239
6.10%, 02/15/42	1,675	1,407,625
6.85%, 02/15/40	140	127,726
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,025	976,406
4.65%, 06/15/21 (Call 03/15/21)	550	541,940
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	600	584,133
7.50%, 04/01/17	2,800	2,930,023
Texas Eastern Transmission LP
7.00%, 07/15/32	25	29,874
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,270	1,269,934
2.50%, 08/01/22	1,650	1,543,303
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,735,893
3.80%, 10/01/20	1,015	1,062,647
4.63%, 03/01/34 (Call 12/01/33)	2,400	2,252,071
5.00%, 10/16/43 (Call 04/16/43)	55	52,613
5.60%, 03/31/34	50	52,345
5.85%, 03/15/36	500	533,930
6.10%, 06/01/40	2,255	2,468,301
6.50%, 08/15/18	400	445,176
7.13%, 01/15/19	1,778	2,034,660
7.25%, 08/15/38	305	374,641
7.63%, 01/15/39	2,617	3,380,795
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	3,539
5.40%, 08/15/41 (Call 02/15/41)	15	12,156
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,568,148
5.38%, 06/01/21 (Call 03/01/21)	2,150	2,241,783
5.45%, 04/01/44 (Call 10/01/43)	15	12,972
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	1,585	1,256,112
4.55%, 06/24/24 (Call 03/24/24)[b]	2,289	1,854,090
5.75%, 06/24/44 (Call 12/24/43)	690	489,900
7.50%, 01/15/31	500	442,500

Security	Principal (000s)	Value

7.75%, 06/15/31	$25	$22,375
7.88%, 09/01/21	2,100	2,142,000
8.75%, 03/15/32	1,669	1,602,240
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	350	297,318
3.60%, 03/15/22 (Call 01/15/22)	2,302	1,999,617
3.90%, 01/15/25 (Call 10/15/24)	1,200	984,171
4.00%, 11/15/21 (Call 08/15/21)	1,375	1,248,241
4.00%, 09/15/25 (Call 06/15/25)[b]	1,515	1,237,076
4.13%, 11/15/20 (Call 08/15/20)	2,105	1,997,918
4.30%, 03/04/24 (Call 12/04/23)	1,875	1,623,187
4.90%, 01/15/45 (Call 07/15/44)	1,500	1,036,924
5.10%, 09/15/45 (Call 03/15/45)	25	17,778
5.25%, 03/15/20[b]	1,275	1,277,059
5.40%, 03/04/44 (Call 09/04/43)	40	29,643
5.80%, 11/15/43 (Call 05/15/43)	640	498,200
6.30%, 04/15/40	3,250	2,706,361
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	3,000	2,640,000
4.88%, 03/15/24 (Call 03/15/19)	2,750	2,392,500
6.13%, 07/15/22 (Call 01/15/17)[b]	2,650	2,630,125
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	2,300	2,416,922

		252,029,712
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	500	488,346
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,025	3,002,005
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[b]	165	164,465
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	499,297
5.88%, 06/15/17	562	594,956
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	286,229
4.60%, 04/01/24 (Call 01/01/24)[b]	984	989,320

		6,024,618
REAL ESTATE INVESTMENT TRUSTS — 0.65%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	988,238
3.90%, 06/15/23 (Call 03/15/23)	500	496,149
4.30%, 01/15/26 (Call 10/15/25)	40	40,320
4.50%, 07/30/29 (Call 04/30/29)	20	19,759
American Tower Corp.
3.40%, 02/15/19	2,265	2,323,465
3.45%, 09/15/21	700	701,605
3.50%, 01/31/23	2,550	2,488,364
4.50%, 01/15/18	2,050	2,150,371
4.70%, 03/15/22[b]	2,950	3,102,311
5.00%, 02/15/24	4,000	4,271,672
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)[b]	500	482,701
2.95%, 09/15/22 (Call 06/15/22)	100	98,367
3.45%, 06/01/25 (Call 03/03/25)[b]	1,150	1,143,618
3.50%, 11/15/25 (Call 08/15/25)	230	230,012
3.63%, 10/01/20 (Call 07/01/20)	50	52,035
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,772,289
4.20%, 12/15/23 (Call 09/16/23)	250	263,258

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	$700	$681,472
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[b]	2,870	2,803,270
3.70%, 11/15/18 (Call 08/17/18)[b]	2,050	2,129,042
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	1,015,788
5.63%, 11/15/20 (Call 08/15/20)	675	755,215
5.88%, 10/15/19 (Call 07/17/19)	5,575	6,198,060
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	600	586,376
4.55%, 10/01/29 (Call 07/01/29)	515	502,611
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	500	479,366
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,185,778
4.63%, 06/15/21 (Call 03/15/21)	122	129,453
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,650	3,692,058
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,086,520
3.70%, 06/15/21 (Call 04/15/21)	2,450	2,389,354
5.25%, 02/15/24 (Call 11/15/23)	940	950,989
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	516,878
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,301,885
3.50%, 01/15/21 (Call 11/15/20)	20	19,995
3.63%, 02/01/25 (Call 11/01/24)	15	14,164
4.25%, 02/01/26 (Call 11/01/25)	1,025	1,012,586
4.63%, 07/15/22 (Call 04/15/22)	150	155,491
7.50%, 04/01/17	500	536,078
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[b,d]	1,000	993,124
4.75%, 10/01/25 (Call 07/01/25)[d]	1,300	1,313,023
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,232,745
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,602,045
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,755,665
4.38%, 06/15/22 (Call 03/15/22)	1,225	1,261,394
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)[b]	1,000	954,442
5.75%, 08/15/22 (Call 05/15/22)	150	158,943
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	194,391
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	50	48,739
4.50%, 07/01/44 (Call 01/01/44)	2,055	2,064,955
4.50%, 06/01/45 (Call 12/01/44)[b]	575	579,721
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,310,618
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	750	754,540
3.88%, 05/01/24 (Call 02/01/24)[b]	550	552,139
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	25	25,203
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)[b]	200	186,197
4.00%, 06/01/25 (Call 03/01/25)	2,800	2,726,691
4.25%, 11/15/23 (Call 08/15/23)	3,850	3,857,810
5.38%, 02/01/21 (Call 11/03/20)	3,340	3,651,646
5.63%, 05/01/17	2,025	2,125,935
6.70%, 01/30/18	200	218,477
6.75%, 02/01/41 (Call 08/01/40)	15	18,211

Security	Principal (000s)	Value

Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	$500	$486,794
5.75%, 01/15/21	1,100	1,212,093
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,750	2,675,027
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	1,750	1,720,423
4.50%, 03/15/25 (Call 09/15/24)	500	485,576
4.65%, 03/15/24 (Call 09/15/23)[b]	575	568,376
5.00%, 08/15/22 (Call 02/15/22)	6,000	6,203,387
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	2,280	2,192,468
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,645	1,583,007
Series F
4.50%, 02/01/26 (Call 11/01/25)	1,020	1,022,545
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	90	87,539
4.80%, 07/15/18 (Call 05/15/18)	2,875	3,017,729
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	500	501,076
4.25%, 04/01/45 (Call 10/01/44)	3,040	2,800,877
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	500	509,434
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,135,108
6.63%, 10/01/17	100	107,836
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	300	298,602
3.15%, 05/15/23 (Call 02/15/23)	1,750	1,538,600
4.50%, 04/18/22 (Call 01/18/22)	1,950	1,884,875
7.75%, 08/15/19	2,010	2,292,647
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	200	194,726
4.30%, 10/15/23 (Call 07/15/23)	2,600	2,638,980
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	100	96,563
3.90%, 06/15/24 (Call 03/15/24)[b]	500	493,941
5.50%, 07/15/21 (Call 04/15/21)	700	771,436
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[d]	585	556,037
4.95%, 04/01/24 (Call 01/01/24)	1,500	1,515,984
5.25%, 01/15/26 (Call 10/15/25)[d]	15	15,385
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	350	349,517
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	100	100,880
4.25%, 08/15/23 (Call 05/15/23)[b]	1,750	1,839,070
4.50%, 08/15/17	1,800	1,899,000
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	375	367,744
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,090	2,068,142
4.13%, 10/15/26 (Call 07/15/26)	15	15,071
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,093,264
5.75%, 01/15/21 (Call 10/15/20)[b]	75	83,725
6.75%, 08/15/19	100	114,165
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	15	15,001
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	1,000	1,000,037
3.60%, 02/01/20 (Call 01/01/20)[b]	500	504,624
4.50%, 02/01/25 (Call 11/01/24)	4,650	4,392,278
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	998,207
4.75%, 05/01/24 (Call 11/01/23)	2,850	2,793,904

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$162	$163,630
2.75%, 02/01/23 (Call 11/01/22)	2,050	1,995,238
4.13%, 12/01/21 (Call 09/01/21)	400	425,240
4.25%, 10/01/44 (Call 04/01/44)[b]	100	98,049
4.38%, 03/01/21 (Call 12/01/20)	10,200	11,016,195
4.75%, 03/15/42 (Call 09/15/41)[b]	2,129	2,243,321
5.65%, 02/01/20 (Call 11/01/19)	2,920	3,272,124
6.13%, 05/30/18 (Call 12/21/15)[b]	800	889,896
6.75%, 02/01/40 (Call 11/01/39)	130	171,434
10.35%, 04/01/19 (Call 01/01/19)	200	246,949
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,642,017
UDR Inc.
4.25%, 06/01/18	1,550	1,621,979
4.63%, 01/10/22 (Call 10/10/21)	1,600	1,706,024
Ventas Realty LP
4.13%, 01/15/26 (Call 10/15/25)	2,185	2,173,433
5.70%, 09/30/43 (Call 03/30/43)	25	27,199
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	4,050	4,182,219
4.75%, 06/01/21 (Call 03/01/21)	1,900	2,021,958
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,000	1,069,733
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,857,971
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,675,467
4.95%, 01/15/21 (Call 10/15/20)[b]	2,200	2,364,686
5.13%, 03/15/43 (Call 09/15/42)	850	859,323
6.50%, 03/15/41 (Call 09/15/40)	1,655	1,939,995
Weyerhaeuser Co.
6.88%, 12/15/33	2,990	3,382,869
6.95%, 10/01/27	460	538,485
7.38%, 03/15/32[b]	2,065	2,515,790

		194,696,541
RETAIL — 0.91%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[b]	1,250	1,294,390
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,025,087
5.75%, 05/01/20[b]	75	81,192
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	811,679
4.50%, 10/01/25 (Call 07/01/25)[b]	2,000	2,017,116
AutoZone Inc.
1.30%, 01/13/17[b]	1,075	1,072,430
2.88%, 01/15/23 (Call 10/15/22)	50	48,446
3.13%, 07/15/23 (Call 04/15/23)	1,000	980,379
3.25%, 04/15/25 (Call 01/15/25)	1,295	1,257,246
3.70%, 04/15/22 (Call 01/15/22)	700	716,610
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	1,190	1,064,620
5.17%, 08/01/44 (Call 02/01/44)	640	551,716
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	1,500	1,541,835
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[b]	500	471,587
Costco Wholesale Corp.
1.13%, 12/15/17	1,200	1,196,116
1.70%, 12/15/19	4,500	4,464,229

Security	Principal (000s)	Value

2.25%, 02/15/22	$680	$665,328
5.50%, 03/15/17	1,700	1,792,815
CVS Health Corp.
1.20%, 12/05/16	1,300	1,301,482
1.90%, 07/20/18	2,000	2,007,312
2.25%, 12/05/18 (Call 11/05/18)	750	756,438
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,506,436
2.75%, 12/01/22 (Call 09/01/22)	3,250	3,165,063
2.80%, 07/20/20 (Call 06/20/20)	2,000	2,027,782
3.38%, 08/12/24 (Call 05/12/24)[b]	2,500	2,501,035
3.50%, 07/20/22 (Call 05/20/22)	2,000	2,052,620
3.88%, 07/20/25 (Call 04/20/25)[b]	7,100	7,271,838
4.00%, 12/05/23 (Call 09/05/23)	2,600	2,729,387
4.13%, 05/15/21 (Call 02/15/21)	200	212,704
4.75%, 05/18/20 (Call 11/18/19)	2,050	2,229,053
4.88%, 07/20/35 (Call 01/20/35)	5,035	5,242,763
5.13%, 07/20/45 (Call 01/20/45)	2,535	2,713,553
5.30%, 12/05/43 (Call 06/05/43)	45	48,929
5.75%, 06/01/17	1,250	1,330,120
5.75%, 05/15/41 (Call 11/15/40)	525	597,138
6.13%, 09/15/39	3,100	3,678,907
6.25%, 06/01/27[b]	2,705	3,215,064
Darden Restaurants Inc.
6.45%, 10/15/17	1,250	1,372,750
7.05%, 10/15/37	1,315	1,481,956
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	620	590,715
4.13%, 07/15/17[b]	70	72,150
4.15%, 11/01/25 (Call 08/01/25)	500	492,018
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[b]	3,400	3,520,101
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,544	1,561,285
2.25%, 09/10/18 (Call 08/10/18)[b]	200	204,864
3.35%, 09/15/25 (Call 06/15/25)[b]	3,425	3,495,434
3.75%, 02/15/24 (Call 11/15/23)[b]	2,125	2,251,062
4.20%, 04/01/43 (Call 10/01/42)	3,900	3,919,020
4.25%, 04/01/46 (Call 10/01/45)[b]	1,750	1,773,888
4.40%, 04/01/21 (Call 01/01/21)	8,300	9,179,833
4.40%, 03/15/45 (Call 09/15/44)[b]	665	689,402
4.88%, 02/15/44 (Call 08/15/43)	625	692,633
5.40%, 09/15/40 (Call 03/15/40)	55	64,526
5.88%, 12/16/36	2,405	2,949,021
5.95%, 04/01/41 (Call 10/01/40)	2,840	3,566,202
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	305,560
4.75%, 12/15/23 (Call 09/15/23)	3,250	3,374,524
5.55%, 07/17/45 (Call 01/17/45)	1,015	969,648
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	2,850	2,869,595
3.38%, 09/15/25 (Call 06/15/25)	788	798,007
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,178,463
3.80%, 11/15/21 (Call 08/15/21)[b]	920	975,430
4.38%, 09/15/45 (Call 03/15/45)	155	158,238
4.65%, 04/15/42 (Call 10/15/41)	630	662,236
5.00%, 09/15/43 (Call 03/15/43)[b]	287	315,185
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,220,887
5.50%, 10/15/35	75	86,727
5.80%, 10/15/36	40	47,598
5.80%, 04/15/40 (Call 10/15/39)	2,175	2,593,413
6.65%, 09/15/37	65	84,711
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	2,000	1,902,092

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.88%, 01/15/22 (Call 10/15/21)[b]	$1,750	$1,755,095
4.50%, 12/15/34 (Call 06/15/34)[b]	2,050	1,777,289
5.13%, 01/15/42 (Call 07/15/41)	790	704,152
5.90%, 12/01/16	2,400	2,507,213
6.38%, 03/15/37[b]	1,935	1,997,891
6.65%, 07/15/24[b]	250	290,974
6.70%, 07/15/34	15	16,525
6.90%, 01/15/32	30	34,981
7.45%, 07/15/17[b]	100	108,425
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,675	2,634,946
2.63%, 01/15/22[b]	2,650	2,584,700
3.38%, 05/26/25 (Call 02/26/25)[b]	1,400	1,370,543
3.63%, 05/01/43	25	20,286
3.70%, 02/15/42	2,351	1,958,530
4.60%, 05/26/45 (Call 11/26/44)[b]	950	913,040
4.88%, 07/15/40	75	74,207
5.00%, 02/01/19	1,000	1,083,718
5.35%, 03/01/18[b]	2,202	2,370,148
5.80%, 10/15/17	1,150	1,235,031
6.30%, 10/15/37[b]	1,250	1,464,681
6.30%, 03/01/38	2,525	2,962,719
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,893,892
4.75%, 05/01/20[b]	3,380	3,695,282
5.00%, 01/15/44 (Call 07/15/43)[b]	525	553,444
6.95%, 03/15/28	265	329,476
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,764,531
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,174,640
QVC Inc.
3.13%, 04/01/19	200	197,002
4.38%, 03/15/23	500	478,444
4.85%, 04/01/24	700	681,283
5.13%, 07/02/22	2,500	2,524,331
5.45%, 08/15/34 (Call 02/15/34)	2,045	1,796,345
5.95%, 03/15/43	15	13,529
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)[b]	250	244,875
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[b]	3,000	2,897,610
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,125	1,129,885
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,599,617
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,054,546
Target Corp.
2.30%, 06/26/19	1,000	1,018,759
2.90%, 01/15/22	1,500	1,524,505
3.50%, 07/01/24[b]	1,900	1,972,958
3.88%, 07/15/20	10	10,775
4.00%, 07/01/42[b]	195	189,414
6.00%, 01/15/18	7,149	7,834,589
6.35%, 11/01/32	20	25,115
7.00%, 01/15/38	5,202	7,120,703
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	520	475,149
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)[b]	975	944,596
6.95%, 04/15/19	232	267,168
Wal-Mart Stores Inc.
1.95%, 12/15/18[b]	10,500	10,637,588
2.55%, 04/11/23 (Call 01/11/23)	1,770	1,745,450
2.80%, 04/15/16[b]	7,400	7,462,848

Security	Principal (000s)	Value

3.25%, 10/25/20	$250	$264,450
3.30%, 04/22/24 (Call 01/22/24)[b]	4,320	4,454,277
3.63%, 07/08/20[b]	2,250	2,412,507
4.00%, 04/11/43 (Call 10/11/42)	3,425	3,319,852
4.13%, 02/01/19[b]	700	755,133
4.25%, 04/15/21	2,624	2,901,359
4.30%, 04/22/44 (Call 10/22/43)[b]	1,495	1,522,012
4.75%, 10/02/43 (Call 04/02/43)[b]	7,069	7,661,680
4.88%, 07/08/40	45	48,980
5.00%, 10/25/40	1,840	2,038,816
5.25%, 09/01/35[b]	865	988,638
5.38%, 04/05/17[b]	1,000	1,059,151
5.63%, 04/01/40	305	363,552
5.63%, 04/15/41	378	451,634
5.80%, 02/15/18	1,050	1,153,658
5.88%, 04/05/27	55	67,726
6.20%, 04/15/38	175	221,308
6.50%, 08/15/37	10,212	13,293,344
7.55%, 02/15/30	200	282,568
Walgreen Co.
3.10%, 09/15/22	4,215	4,076,755
4.40%, 09/15/42	150	129,841
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[b]	36	35,885
2.70%, 11/18/19 (Call 10/18/19)[b]	2,640	2,639,497
3.80%, 11/18/24 (Call 08/18/24)	600	587,960
4.50%, 11/18/34 (Call 05/18/34)	4,680	4,288,247
4.80%, 11/18/44 (Call 05/18/44)	1,392	1,270,479

		272,472,371
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	500	497,878
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,275	3,343,646
4.63%, 04/19/16	550	557,430

		4,398,954
SEMICONDUCTORS — 0.22%
Altera Corp.
1.75%, 05/15/17	32	32,098
2.50%, 11/15/18	1,500	1,515,931
4.10%, 11/15/23	1,075	1,121,774
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	885	887,730
3.90%, 10/01/25 (Call 07/01/25)	640	640,535
4.30%, 06/15/21	900	956,673
5.10%, 10/01/35 (Call 04/01/35)	1,190	1,204,636
5.85%, 06/15/41	1,661	1,807,822
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	2,500	2,456,003
2.70%, 11/01/18	900	904,842
4.50%, 08/01/34 (Call 02/01/34)[b]	1,130	1,158,329
Intel Corp.
1.35%, 12/15/17	11,535	11,563,629
1.95%, 10/01/16[b]	950	959,905
2.45%, 07/29/20	350	354,701
2.70%, 12/15/22[b]	2,814	2,805,170
3.10%, 07/29/22	845	865,524
3.30%, 10/01/21	5,670	5,928,683
3.70%, 07/29/25 (Call 04/29/25)[b]	2,500	2,598,970

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.00%, 12/15/32[b]	$655	$641,558
4.25%, 12/15/42	1,030	1,001,037
4.80%, 10/01/41	1,444	1,512,104
4.90%, 07/29/45 (Call 01/29/45)	715	751,654
KLA-Tencor Corp.
2.38%, 11/01/17[b]	255	255,181
3.38%, 11/01/19 (Call 10/01/19)	190	192,181
4.13%, 11/01/21 (Call 09/01/21)[b]	400	399,357
4.65%, 11/01/24 (Call 08/01/24)[b]	1,960	1,964,283
5.65%, 11/01/34 (Call 07/01/34)[b]	705	686,650
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,226,747
Maxim Integrated Products Inc.
2.50%, 11/15/18[b]	2,150	2,147,118
QUALCOMM Inc.
1.40%, 05/18/18	2,055	2,032,964
2.25%, 05/20/20[b]	825	811,675
3.00%, 05/20/22	2,100	2,027,984
3.45%, 05/20/25 (Call 02/20/25)	2,700	2,529,156
4.65%, 05/20/35 (Call 11/20/34)	3,575	3,144,772
4.80%, 05/20/45 (Call 11/20/44)	2,475	2,052,071
Texas Instruments Inc.
0.88%, 03/12/17	500	497,710
1.65%, 08/03/19	250	247,218
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,118,820
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,160,817
Xilinx Inc.
2.13%, 03/15/19[b]	225	223,366
3.00%, 03/15/21[b]	905	902,546

		66,289,924
SOFTWARE — 0.45%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,130	1,099,383
Autodesk Inc.
1.95%, 12/15/17	875	870,896
3.60%, 12/15/22 (Call 09/15/22)[b]	500	490,258
4.38%, 06/15/25 (Call 03/15/25)	970	962,945
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,700	1,759,094
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,804,640
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,260	1,234,398
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,482,569
2.85%, 10/15/18	275	277,213
3.50%, 04/15/23 (Call 01/15/23)	500	475,266
3.63%, 10/15/20 (Call 09/15/20)	1,000	1,009,626
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,020,381
5.00%, 03/15/22 (Call 03/15/17)	1,280	1,327,305
5.00%, 10/15/25 (Call 07/15/25)	1,250	1,286,644
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,297,256
4.75%, 06/15/21	1,000	1,077,810
Intuit Inc.
5.75%, 03/15/17	3,207	3,370,265
Microsoft Corp.
0.88%, 11/15/17	36	35,923
1.30%, 11/03/18	2,000	1,995,020
1.85%, 02/12/20 (Call 01/12/20)[b]	2,076	2,078,830
2.00%, 11/03/20 (Call 10/03/20)	6,685	6,686,425

Security	Principal (000s)	Value

2.13%, 11/15/22	$1,700	$1,646,881
2.38%, 02/12/22 (Call 01/12/22)	400	399,220
2.38%, 05/01/23 (Call 02/01/23)	1,200	1,170,830
2.65%, 11/03/22 (Call 09/03/22)	1,460	1,464,613
2.70%, 02/12/25 (Call 11/12/24)[b]	590	579,619
3.13%, 11/03/25 (Call 08/03/25)	4,035	4,053,735
3.50%, 02/12/35 (Call 08/12/34)	5,990	5,538,427
3.50%, 11/15/42[b]	2,025	1,788,780
3.63%, 12/15/23 (Call 09/15/23)	2,025	2,138,424
3.75%, 05/01/43 (Call 11/01/42)	360	331,044
3.75%, 02/12/45 (Call 08/12/44)[b]	4,415	4,041,076
4.00%, 02/08/21[b]	3,750	4,103,042
4.00%, 02/12/55 (Call 08/12/54)	930	829,151
4.20%, 06/01/19	3,610	3,923,700
4.20%, 11/03/35 (Call 05/03/35)	4,055	4,087,500
4.45%, 11/03/45 (Call 05/03/45)[b]	2,140	2,197,097
4.50%, 10/01/40	1,940	1,998,960
4.75%, 11/03/55 (Call 05/03/55)	1,000	1,012,628
4.88%, 12/15/43 (Call 06/15/43)[b]	665	715,198
5.20%, 06/01/39	2,925	3,279,706
5.30%, 02/08/41	1,390	1,590,933
Oracle Corp.
1.20%, 10/15/17[b]	10,315	10,342,378
2.25%, 10/08/19[b]	359	363,304
2.38%, 01/15/19	485	494,384
2.50%, 10/15/22	6,279	6,139,065
2.95%, 05/15/25 (Call 02/15/25)[b]	1,700	1,653,444
3.25%, 05/15/30 (Call 02/15/30)	7,198	6,715,522
3.40%, 07/08/24 (Call 04/08/24)	400	406,729
3.63%, 07/15/23	550	569,862
3.90%, 05/15/35 (Call 11/15/34)	1,331	1,258,027
4.13%, 05/15/45 (Call 11/15/44)	2,700	2,556,978
4.30%, 07/08/34 (Call 01/08/34)	3,659	3,636,001
4.38%, 05/15/55 (Call 11/15/54)	2,025	1,883,602
4.50%, 07/08/44 (Call 01/08/44)	80	80,387
5.00%, 07/08/19	2,025	2,240,671
5.38%, 07/15/40	4,404	4,904,052
5.75%, 04/15/18	3,710	4,077,216
6.13%, 07/08/39	2,890	3,497,097
6.50%, 04/15/38[b]	3,400	4,269,123

		136,620,553
TELECOMMUNICATIONS — 1.36%
Alltel Corp.
7.88%, 07/01/32	200	245,532
America Movil SAB de CV
3.13%, 07/16/22[b]	3,250	3,201,242
4.38%, 07/16/42[b]	2,750	2,517,566
5.00%, 03/30/20[b]	7,600	8,304,617
6.13%, 11/15/37	1,750	1,970,343
6.13%, 03/30/40	1,250	1,417,990
6.38%, 03/01/35	140	161,535
AT&T Corp.
8.25%, 11/15/31	2,525	3,369,762
AT&T Inc.
1.70%, 06/01/17	4,505	4,519,229
2.30%, 03/11/19	1,300	1,303,850
2.45%, 06/30/20 (Call 05/30/20)	1,155	1,142,352
2.63%, 12/01/22 (Call 09/01/22)	600	575,261
2.95%, 05/15/16	4,832	4,877,508
3.00%, 02/15/22	2,100	2,081,231
3.00%, 06/30/22 (Call 04/30/22)[b]	2,635	2,604,066

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.40%, 05/15/25 (Call 02/15/25)[b]	$3,229	$3,127,357
3.88%, 08/15/21	4,820	5,012,432
3.90%, 03/11/24 (Call 12/11/23)[b]	4,400	4,494,596
4.35%, 06/15/45 (Call 12/15/44)	8,000	7,001,712
4.45%, 05/15/21	7,120	7,615,424
4.50%, 05/15/35 (Call 11/15/34)	1,790	1,685,958
4.75%, 05/15/46 (Call 11/15/45)[b]	4,875	4,548,863
4.80%, 06/15/44 (Call 12/15/43)	2,975	2,790,849
5.35%, 09/01/40	4,940	4,926,569
5.50%, 02/01/18	80	86,301
5.55%, 08/15/41	6,260	6,407,306
5.80%, 02/15/19	750	832,968
6.15%, 09/15/34	1,525	1,658,950
6.40%, 05/15/38	1,510	1,694,611
6.45%, 06/15/34	2,500	2,836,908
6.50%, 09/01/37[b]	2,705	3,090,613
6.55%, 02/15/39	1,085	1,241,098
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,650	2,001,604
BellSouth Corp.
6.00%, 11/15/34[b]	2,500	2,577,541
6.55%, 06/15/34	1,625	1,772,122
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,728,691
5.95%, 01/15/18[b]	900	974,910
9.63%, 12/15/30	5,080	7,460,360
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,200	1,183,269
Cisco Systems Inc.
1.10%, 03/03/17	2,150	2,150,359
1.65%, 06/15/18	5,200	5,228,785
2.13%, 03/01/19[b]	274	277,356
3.00%, 06/15/22	465	474,463
3.50%, 06/15/25[b]	3,990	4,127,821
3.63%, 03/04/24[b]	2,900	3,044,789
4.45%, 01/15/20[b]	5,425	5,931,336
4.95%, 02/15/19	1,500	1,650,174
5.50%, 01/15/40	2,300	2,692,843
5.90%, 02/15/39	1,950	2,372,708
Corning Inc.
4.75%, 03/15/42[b]	2,140	2,047,182
5.75%, 08/15/40[b]	1,750	1,870,353
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	336,995
6.75%, 08/20/18	750	841,109
8.75%, 06/15/30	6,593	9,262,225
9.25%, 06/01/32	100	148,846
Embarq Corp.
7.08%, 06/01/16[b]	1,932	1,980,377
8.00%, 06/01/36[b]	2,180	2,283,550
GTE Corp.
6.94%, 04/15/28	60	71,133
Harris Corp.
2.00%, 04/27/18	435	430,168
3.83%, 04/27/25 (Call 01/27/25)	110	108,907
4.40%, 12/15/20	1,950	2,043,692
4.85%, 04/27/35 (Call 10/27/34)	660	647,339
5.05%, 04/27/45 (Call 10/27/44)	285	279,623
6.15%, 12/15/40	15	16,558
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[b]	200	198,161
4.50%, 03/15/24[b]	2,100	2,114,441
4.60%, 03/15/21	1,900	1,957,836

Security	Principal (000s)	Value

5.95%, 03/15/41	$2,050	$1,935,091
Koninklijke KPN NV
8.38%, 10/01/30	205	268,687
Motorola Solutions Inc.
3.50%, 09/01/21	250	232,568
3.50%, 03/01/23	2,975	2,611,707
3.75%, 05/15/22[b]	2,450	2,229,660
4.00%, 09/01/24	2,200	1,931,188
5.50%, 09/01/44	500	382,691
7.50%, 05/15/25	1,050	1,189,171
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,025	1,438,525
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	424	421,377
Orange SA
2.75%, 09/14/16	3,050	3,090,046
2.75%, 02/06/19[b]	4,100	4,180,833
4.13%, 09/14/21[b]	200	212,898
5.38%, 07/08/19	5,318	5,879,140
5.38%, 01/13/42	1,305	1,405,913
5.50%, 02/06/44 (Call 08/06/43)[b]	140	154,243
9.00%, 03/01/31	3,085	4,453,511
Pacific Bell Telephone Co.
7.13%, 03/15/26[b]	4,525	5,591,547
Qwest Corp.
6.75%, 12/01/21	3,065	3,218,250
6.88%, 09/15/33 (Call 12/31/15)[b]	1,488	1,458,240
7.13%, 11/15/43 (Call 12/31/15)	20	19,950
7.25%, 09/15/25	600	642,000
7.25%, 10/15/35 (Call 12/31/15)	25	24,250
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	200	207,401
4.50%, 03/15/43 (Call 09/15/42)	50	47,009
5.00%, 03/15/44 (Call 09/15/43)	4,625	4,659,835
5.45%, 10/01/43 (Call 04/01/43)	1,830	1,957,746
6.80%, 08/15/18	1,920	2,151,897
7.50%, 08/15/38	315	405,882
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	475	491,481
Telefonica Emisiones SAU
3.19%, 04/27/18	5,000	5,106,420
3.99%, 02/16/16	2,300	2,312,684
5.13%, 04/27/20	3,100	3,397,123
5.46%, 02/16/21[b]	2,850	3,199,701
6.22%, 07/03/17	150	160,005
7.05%, 06/20/36	4,589	5,538,945
Telefonica Europe BV
8.25%, 09/15/30	65	85,119
Verizon Communications Inc.
2.55%, 06/17/19[b]	22,725	23,068,259
3.00%, 11/01/21 (Call 09/01/21)	3,300	3,299,092
3.45%, 03/15/21	450	463,036
3.50%, 11/01/21[b]	700	718,628
3.50%, 11/01/24 (Call 08/01/24)[b]	1,250	1,251,937
3.65%, 09/14/18	5,375	5,647,352
3.85%, 11/01/42 (Call 05/01/42)	970	818,674
4.15%, 03/15/24 (Call 12/15/23)[b]	1,500	1,572,162
4.40%, 11/01/34 (Call 05/01/34)	1,540	1,453,073
4.50%, 09/15/20	1,050	1,136,524
4.60%, 04/01/21[b]	3,250	3,511,838
4.86%, 08/21/46	1,460	1,413,005
5.01%, 08/21/54	5,727	5,376,701
5.05%, 03/15/34 (Call 12/15/33)	4,250	4,300,475

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.15%, 09/15/23	$4,305	$4,804,268
5.50%, 02/15/18[b]	1,000	1,081,275
5.85%, 09/15/35	1,200	1,320,837
6.00%, 04/01/41	1,950	2,174,218
6.10%, 04/15/18	1,500	1,649,935
6.25%, 04/01/37	290	331,008
6.35%, 04/01/19[b]	2,813	3,185,604
6.40%, 09/15/33	15,700	18,249,423
6.40%, 02/15/38	255	296,509
6.55%, 09/15/43	25,595	30,773,242
6.90%, 04/15/38	595	728,748
7.35%, 04/01/39	625	788,522
7.75%, 12/01/30	10,592	14,097,164
7.75%, 06/15/32	25	31,757
8.95%, 03/01/39	750	1,064,329
Verizon Florida LLC
Series E
6.86%, 02/01/28[b]	6,475	5,874,312
Verizon Maryland LLC
Series B
5.13%, 06/15/33[b]	2,500	2,456,160
Verizon New England Inc.
7.88%, 11/15/29[b]	250	310,964
Verizon New York Inc.
Series B
7.38%, 04/01/32	525	609,685
Vodafone Group PLC
1.25%, 09/26/17	800	794,478
1.50%, 02/19/18[b]	100	99,399
2.50%, 09/26/22	2,900	2,722,103
2.95%, 02/19/23[b]	2,520	2,405,913
4.38%, 02/19/43	4,830	4,067,732
4.63%, 07/15/18	3,650	3,895,714
5.63%, 02/27/17	7,247	7,609,051
6.15%, 02/27/37	80	81,913
6.25%, 11/30/32	25	26,627
7.88%, 02/15/30[b]	100	124,102

		409,010,707
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36	77	91,450
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,810,952

		1,902,402
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	201,709
5.10%, 05/15/44 (Call 11/15/43)	2,629	2,515,184
Mattel Inc.
2.35%, 05/06/19[b]	1,050	1,046,373
2.50%, 11/01/16	150	151,722
3.15%, 03/15/23 (Call 12/15/22)[b]	2,025	1,933,189
4.35%, 10/01/20[b]	500	524,276
5.45%, 11/01/41 (Call 05/01/41)	2,800	2,705,908
6.20%, 10/01/40[b]	7	7,462

		9,085,823

Security	Principal (000s)	Value

TRANSPORTATION — 0.46%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$300	$296,325
3.05%, 09/01/22 (Call 06/01/22)[b]	2,425	2,422,258
3.40%, 09/01/24 (Call 06/01/24)	8,050	8,050,382
3.60%, 09/01/20 (Call 06/01/20)[b]	500	522,069
3.75%, 04/01/24 (Call 01/01/24)[b]	50	51,409
3.85%, 09/01/23 (Call 06/01/23)[b]	800	829,596
4.10%, 06/01/21 (Call 03/01/21)	100	106,132
4.15%, 04/01/45 (Call 10/01/44)	570	524,651
4.38%, 09/01/42 (Call 03/01/42)	140	133,323
4.40%, 03/15/42 (Call 09/15/41)	610	583,453
4.45%, 03/15/43 (Call 09/15/42)	30	28,899
4.55%, 09/01/44 (Call 03/01/44)	1,825	1,784,959
4.70%, 10/01/19	2,624	2,853,194
4.70%, 09/01/45 (Call 03/01/45)	1,025	1,028,271
4.90%, 04/01/44 (Call 10/01/43)	3,295	3,391,679
4.95%, 09/15/41 (Call 03/15/41)	155	160,236
5.05%, 03/01/41 (Call 09/01/40)	170	177,382
5.15%, 09/01/43 (Call 03/01/43)	410	436,235
5.75%, 03/15/18	550	599,430
5.75%, 05/01/40 (Call 11/01/39)	240	271,497
6.15%, 05/01/37	3,548	4,163,654
7.95%, 08/15/30	800	1,119,060
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,350	3,232,358
2.85%, 12/15/21 (Call 09/15/21)	950	954,794
2.95%, 11/21/24 (Call 08/21/24)[b]	2,210	2,189,457
3.50%, 11/15/42 (Call 05/15/42)	550	495,681
4.50%, 11/07/43 (Call 05/07/43)	15	15,856
5.55%, 03/01/19	2,450	2,717,756
6.25%, 08/01/34	25	31,511
6.38%, 11/15/37	60	77,987
6.90%, 07/15/28	310	414,925
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[b]	2,375	2,221,443
3.70%, 02/01/26 (Call 11/01/25)[b]	225	222,188
4.80%, 09/15/35 (Call 03/15/35)	290	290,728
4.80%, 08/01/45 (Call 02/01/45)	485	475,246
5.75%, 01/15/42	25	27,524
5.95%, 05/15/37	388	433,456
6.13%, 09/15/15 (Call 03/15/15)	20	20,415
7.13%, 10/15/31	2,250	2,761,176
7.25%, 05/15/19	1,000	1,147,166
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	2,925	2,881,352
3.40%, 08/01/24 (Call 05/01/24)[b]	950	950,024
3.70%, 10/30/20 (Call 07/30/20)[b]	450	471,506
3.95%, 05/01/50 (Call 11/01/49)	1,100	938,436
4.10%, 03/15/44 (Call 09/15/43)[b]	480	440,835
4.25%, 06/01/21 (Call 03/01/21)	500	530,034
4.40%, 03/01/43 (Call 09/01/42)	25	24,041
4.50%, 08/01/54 (Call 02/01/54)	300	272,089
4.75%, 05/30/42 (Call 11/30/41)	40	40,242
6.00%, 10/01/36	5,947	6,795,164
6.15%, 05/01/37	55	64,058
6.22%, 04/30/40	135	160,870
FedEx Corp.
2.63%, 08/01/22	2,900	2,824,510
3.20%, 02/01/25	1,375	1,343,986
3.88%, 08/01/42	25	21,713
3.90%, 02/01/35	2,160	1,979,178

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.00%, 01/15/24	$1,000	$1,044,464
4.10%, 02/01/45	1,175	1,053,444
4.50%, 02/01/65	25	21,709
4.75%, 11/15/45 (Call 05/15/45)	3,415	3,361,408
4.90%, 01/15/34	1,500	1,545,633
5.10%, 01/15/44	40	41,403
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,000	1,000,057
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,784,059
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	375	360,900
3.00%, 05/15/23 (Call 02/15/23)	2,150	2,034,136
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	1,500	1,354,585
4.95%, 08/15/45 (Call 02/15/45)	1,550	1,526,285
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	30	28,980
3.00%, 04/01/22 (Call 01/01/22)[b]	3,700	3,645,412
3.25%, 12/01/21 (Call 09/01/21)	2,605	2,608,417
3.85%, 01/15/24 (Call 10/15/23)[b]	3,000	3,061,502
4.45%, 06/15/45 (Call 12/15/44)[b]	1,025	958,020
4.65%, 01/15/46 (Call 07/15/45)[b]	555	535,765
4.80%, 08/15/43 (Call 02/15/43)	50	49,397
4.84%, 10/01/41	4,532	4,484,008
5.75%, 04/01/18	100	108,320
6.00%, 03/15/05	25	26,679
6.00%, 05/23/11	25	26,685
7.25%, 02/15/31	450	573,673
7.70%, 05/15/17	16	17,373
7.80%, 05/15/27	25	32,958
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	750	716,797
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	280	276,471
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,659,716
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,760,031
2.50%, 05/11/20 (Call 04/11/20)	405	397,037
2.55%, 06/01/19 (Call 05/01/19)	800	795,876
2.65%, 03/02/20 (Call 02/02/20)	240	237,086
2.88%, 09/01/20 (Call 08/01/20)	870	864,988
3.50%, 06/01/17	700	715,897
3.60%, 03/01/16	1,000	1,005,658
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	950	938,144
3.25%, 01/15/25 (Call 10/15/24)	150	152,092
3.25%, 08/15/25 (Call 05/15/25)[b]	2,791	2,822,865
3.38%, 02/01/35 (Call 08/01/34)	140	127,318
3.75%, 03/15/24 (Call 12/15/23)	2,150	2,264,530
3.88%, 02/01/55 (Call 08/01/54)	950	834,889
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,413,280
4.05%, 11/15/45 (Call 05/15/45)	1,000	972,966
4.15%, 01/15/45 (Call 07/15/44)	1,000	988,399
4.16%, 07/15/22 (Call 04/15/22)	1,000	1,083,953
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,479,107
4.30%, 06/15/42 (Call 12/15/41)	20	20,190
4.38%, 11/15/65 (Call 05/15/65)	1,015	957,336
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,073,842
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,837,350
4.82%, 02/01/44 (Call 08/01/43)	203	221,766
4.85%, 06/15/44 (Call 12/15/43)[b]	45	49,404
6.63%, 02/01/29	50	64,892
United Parcel Service Inc.
2.45%, 10/01/22[b]	5,415	5,357,909

Security	Principal (000s)	Value

3.13%, 01/15/21[b]	$825	$864,404
3.63%, 10/01/42	540	503,529
4.88%, 11/15/40 (Call 05/15/40)[b]	52	57,848
5.13%, 04/01/19	1,720	1,909,765
5.50%, 01/15/18[b]	1,300	1,414,272
6.20%, 01/15/38	2,546	3,266,474
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	50	71,157

		139,464,309
TRUCKING & LEASING — 0.03%
GATX Corp.
1.25%, 03/04/17	500	495,443
2.38%, 07/30/18	16	15,917
2.50%, 03/15/19	3,230	3,194,143
2.50%, 07/30/19[b]	750	738,208
2.60%, 03/30/20 (Call 02/28/20)	152	148,484
3.25%, 03/30/25 (Call 12/30/24)	1,200	1,128,723
3.50%, 07/15/16	1,000	1,013,214
3.90%, 03/30/23	700	705,787
4.50%, 03/30/45 (Call 09/30/44)	500	438,795
4.75%, 06/15/22	750	790,045
4.85%, 06/01/21	625	660,303
5.20%, 03/15/44 (Call 09/15/43)	575	572,477

		9,901,539
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,750	2,767,134
4.30%, 12/01/42 (Call 06/01/42)[b]	2,290	2,308,346
4.30%, 09/01/45 (Call 03/01/45)	1,000	1,008,360
6.59%, 10/15/37	40	51,908

		6,135,748

TOTAL CORPORATE BONDS & NOTES
(Cost: $7,590,219,575)		7,558,582,982

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.33%

BRAZIL — 0.13%
Brazilian Government International Bond
2.63%, 01/05/23	5,800	4,676,250
4.25%, 01/07/25[b]	4,631	4,000,027
4.88%, 01/22/21[b]	4,100	3,977,000
5.63%, 01/07/41[b]	7,800	6,210,750
5.88%, 01/15/19[b]	2,760	2,901,450
7.13%, 01/20/37[b]	7,592	7,307,300
8.00%, 01/15/18	899	945,923
8.75%, 02/04/25[b]	1,000	1,190,000
8.88%, 10/14/19	400	471,500
8.88%, 04/15/24	2,400	2,835,000
10.13%, 05/15/27[b]	3,795	4,971,450

		39,486,650
CANADA — 0.38%
Canada Government International Bond
0.88%, 02/14/17[b]	5,250	5,248,622
1.63%, 02/27/19	4,000	4,028,414

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Export Development Canada
0.63%, 12/15/16	$4,000	$3,990,660
0.75%, 12/15/17[b]	6,000	5,961,195
1.00%, 05/15/17	200	200,131
1.00%, 11/01/18	410	406,504
1.63%, 12/03/19	500	500,110
1.75%, 07/21/20[b]	5,000	5,011,365
Province of British Columbia Canada
1.20%, 04/25/17[b]	8,850	8,873,085
2.65%, 09/22/21	2,100	2,158,277
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,050	7,988,223
3.05%, 05/14/24[b]	950	975,504
Province of Nova Scotia Canada
9.25%, 03/01/20	500	630,966
Province of Ontario Canada
1.10%, 10/25/17	1,150	1,146,833
1.20%, 02/14/18	2,500	2,491,395
1.65%, 09/27/19	28,550	28,288,887
2.00%, 09/27/18[b]	4,225	4,275,493
2.00%, 01/30/19[b]	1,300	1,310,959
2.50%, 09/10/21	200	201,298
3.00%, 07/16/18	3,100	3,217,001
3.15%, 12/15/17[b]	2,050	2,125,335
4.00%, 10/07/19	700	753,716
4.40%, 04/14/20	520	572,154
Province of Quebec Canada
2.88%, 10/16/24	11,500	11,641,754
4.63%, 05/14/18	750	807,339
7.50%, 09/15/29	7,827	11,326,179

		114,131,399
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22[b]	500	482,535
3.13%, 03/27/25[b]	500	501,425
3.25%, 09/14/21	3,050	3,158,218
3.63%, 10/30/42[b]	350	307,986
3.88%, 08/05/20	3,250	3,471,927

		7,922,091
COLOMBIA — 0.13%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[b]	500	488,671
4.38%, 07/12/21[b]	11,948	12,197,766
5.63%, 02/26/44 (Call 08/26/43)	5,322	5,093,746
6.13%, 01/18/41[b]	3,216	3,280,461
7.38%, 01/27/17	3,500	3,730,134
7.38%, 03/18/19	4,850	5,508,603
7.38%, 09/18/37[b]	5,100	5,857,793
8.13%, 05/21/24[b]	750	927,262
10.38%, 01/28/33	2,250	3,211,920

		40,296,356
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.13%, 09/05/17	10,000	10,008,222
1.25%, 07/30/18[b]	10,600	10,576,688

		20,584,910

Security	Principal (000s)	Value

ISRAEL — 0.02%
Israel Government International Bond
4.50%, 01/30/43	$2,600	$2,639,000
5.13%, 03/26/19	3,675	4,065,469

		6,704,469
ITALY — 0.09%
Italy Government International Bond
5.25%, 09/20/16	8,542	8,808,340
5.38%, 06/12/17	2,400	2,535,855
5.38%, 06/15/33[b]	800	917,441
6.88%, 09/27/23[b]	11,500	14,353,058

		26,614,694
JAPAN — 0.10%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	14,100	14,149,483
1.75%, 11/13/18	3,500	3,502,058
3.00%, 05/29/24	5,000	5,142,917
3.38%, 07/31/23[b]	600	634,865
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,054,668
Japan Finance Organization for Municipalities
4.00%, 01/13/21[b]	1,100	1,191,954

		29,675,945
MEXICO — 0.21%
Mexico Government International Bond
3.63%, 03/15/22[b]	12,150	12,283,077
4.00%, 10/02/23[b]	4,918	5,027,719
4.60%, 01/23/46[b]	6,450	5,947,147
4.75%, 03/08/44[b]	11,634	10,961,757
5.13%, 01/15/20	3,334	3,645,209
5.55%, 01/21/45[b]	5,950	6,251,730
5.63%, 01/15/17	3,802	3,976,842
5.95%, 03/19/19[b]	1,500	1,673,714
6.05%, 01/11/40[b]	2,200	2,478,287
6.75%, 09/27/34[b]	8,618	10,587,776
7.50%, 04/08/33	1,000	1,333,999

		64,167,257
PANAMA — 0.05%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[b]	600	591,210
4.00%, 09/22/24 (Call 06/22/24)[b]	4,000	4,026,151
5.20%, 01/30/20	1,610	1,742,012
6.70%, 01/26/36	6,300	7,667,031

		14,026,404
PERU — 0.06%
Peruvian Government International Bond
4.13%, 08/25/27[b]	95	94,695
5.63%, 11/18/50[b]	3,294	3,491,142
6.55%, 03/14/37[b]	4,838	5,738,354
7.13%, 03/30/19	4,930	5,668,510
8.75%, 11/21/33[b]	3,000	4,314,895
		19,307,596

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

PHILIPPINES — 0.15%
Philippine Government International Bond
3.95%, 01/20/40	$5,800	$5,901,500
4.00%, 01/15/21[b]	5,940	6,444,900
4.20%, 01/21/24[b]	17,550	19,107,562
6.38%, 01/15/32	1,650	2,124,375
6.38%, 10/23/34	4,125	5,455,313
6.50%, 01/20/20	1,000	1,171,250
8.38%, 06/17/19	3,400	4,152,250
9.50%, 02/02/30	850	1,348,313

		45,705,463
POLAND — 0.06%
Poland Government International Bond
3.00%, 03/17/23[b]	700	698,341
4.00%, 01/22/24	5,368	5,682,027
5.00%, 03/23/22	5,525	6,153,027
6.38%, 07/15/19	5,000	5,754,400

		18,287,795
SOUTH AFRICA — 0.06%
South Africa Government International Bond
4.67%, 01/17/24[b]	2,350	2,364,053
5.38%, 07/24/44	3,200	3,064,000
5.50%, 03/09/20[b]	5,800	6,160,238
5.88%, 09/16/25[b]	2,250	2,423,835
6.25%, 03/08/41	3,250	3,522,642

		17,534,768
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,978,547
2.88%, 09/17/18	4,000	4,086,231
3.25%, 11/10/25	5,000	5,042,656
3.25%, 08/12/26	5,900	5,921,451
4.00%, 01/11/17	2,000	2,052,485
5.00%, 04/11/22	250	280,918
5.13%, 06/29/20	250	278,612
Republic of Korea
3.88%, 09/11/23[b]	200	217,270
4.13%, 06/10/44[b]	2,936	3,346,433
7.13%, 04/16/19	3,000	3,502,981

		29,707,584
SUPRANATIONAL — 1.38%
African Development Bank
0.75%, 11/03/17	1,143	1,136,350
0.88%, 03/15/18	2,000	1,986,994
1.63%, 10/02/18[b]	2,200	2,217,142
2.38%, 09/23/21[b]	3,117	3,186,129
Asian Development Bank
1.13%, 03/15/17	400	401,000
1.38%, 03/23/20	4,500	4,448,072
1.50%, 09/28/18	6,000	6,030,706
1.50%, 01/22/20	100	99,527

Security	Principal (000s)	Value

1.63%, 08/26/20[b]	$15,000	$14,922,798
1.75%, 03/21/19	2,150	2,170,048
1.88%, 02/18/22	11,600	11,508,831
2.00%, 01/22/25	200	194,394
6.22%, 08/15/27	3,150	4,192,984
Corp. Andina de Fomento
1.50%, 08/08/17	910	907,255
3.75%, 01/15/16	2,100	2,106,531
4.38%, 06/15/22	4,300	4,628,520
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,384,916
1.13%, 05/31/18	6,950	6,925,476
1.50%, 02/22/17	150	151,086
1.50%, 06/19/17	900	906,984
1.75%, 11/14/19	200	200,880
European Bank for Reconstruction & Development
0.75%, 09/01/17[b]	7,500	7,464,751
1.00%, 02/16/17	900	901,113
1.00%, 06/15/18[b]	7,000	6,951,409
1.50%, 03/16/20[b]	100	99,141
1.63%, 11/15/18[b]	1,400	1,409,906
1.75%, 11/26/19[b]	5,700	5,722,017
1.88%, 02/23/22[b]	2,000	1,982,655
European Investment Bank
0.88%, 04/18/17[b]	11,100	11,089,300
1.00%, 12/15/17[b]	26,700	26,613,105
1.00%, 03/15/18	7,600	7,560,851
1.00%, 06/15/18	9,075	9,009,761
1.13%, 12/15/16	3,000	3,008,435
1.13%, 09/15/17	150	150,086
1.25%, 05/15/18	600	599,648
1.63%, 12/18/18	6,500	6,537,715
1.63%, 03/16/20	6,200	6,173,518
1.75%, 06/17/19	1,400	1,408,672
1.88%, 03/15/19	5,000	5,059,921
1.88%, 02/10/25	11,450	10,973,035
2.13%, 07/15/16	5,000	5,044,180
2.13%, 10/15/21	1,300	1,307,602
2.25%, 08/15/22[b]	4,000	4,028,806
2.50%, 04/15/21	1,200	1,233,547
2.50%, 10/15/24[b]	4,400	4,469,300
2.88%, 09/15/20	2,700	2,830,058
3.25%, 01/29/24	4,750	5,093,811
4.00%, 02/16/21	21,050	23,209,105
4.88%, 02/15/36	3,005	3,757,240
5.13%, 05/30/17	12,900	13,690,889
Inter-American Development Bank
0.88%, 03/15/18[b]	9,350	9,291,288
1.00%, 07/14/17	2,200	2,200,614
1.38%, 07/15/20	2,400	2,359,334
1.75%, 10/15/19	900	904,722
1.75%, 04/14/22	7,350	7,221,666
1.88%, 06/16/20[b]	6,250	6,287,009
2.13%, 11/09/20[b]	6,150	6,238,491
3.00%, 10/04/23	250	264,040
3.00%, 02/21/24[b]	7,725	8,161,775
3.88%, 10/28/41	3,050	3,351,001
4.25%, 09/10/18	600	647,740
4.38%, 01/24/44	2,500	2,967,142
Series E
3.88%, 09/17/19[b]	5,300	5,742,622

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

International Bank for Reconstruction & Development
0.88%, 04/17/17[b]	$16,650	$16,631,905
1.00%, 09/15/16[b]	6,250	6,273,369
1.00%, 06/15/18	1,400	1,392,362
1.00%, 10/05/18	10,000	9,918,193
1.38%, 04/10/18	700	703,426
1.88%, 03/15/19[b]	5,925	6,006,684
2.13%, 11/01/20[b]	150	152,297
2.13%, 02/13/23[b]	4,000	3,997,266
2.13%, 03/03/25	5,000	4,909,981
2.25%, 06/24/21	400	406,637
2.50%, 11/25/24[b]	10,750	10,921,343
2.50%, 07/29/25[b]	12,000	12,172,766
4.75%, 02/15/35	2,000	2,461,631
5.00%, 04/01/16[b]	2,420	2,459,538
7.63%, 01/19/23	1,200	1,626,888
International Finance Corp.
0.88%, 06/15/18	1,600	1,586,297
1.00%, 04/24/17	2,000	2,001,084
1.75%, 09/04/18[b]	8,500	8,607,822
1.75%, 09/16/19[b]	5,000	5,034,881
2.13%, 11/17/17	6,500	6,632,042
Nordic Investment Bank
1.00%, 03/07/17	400	400,441
5.00%, 02/01/17	5,000	5,237,194

		414,257,691
SWEDEN — 0.02%
Svensk Exportkredit AB
1.13%, 04/05/18	6,000	5,973,211

		5,973,211
TURKEY — 0.23%
Turkey Government International Bond
3.25%, 03/23/23	10,000	9,187,500
4.88%, 04/16/43	15,650	13,772,000
5.75%, 03/22/24[b]	11,400	12,133,021
6.00%, 01/14/41	3,050	3,114,477
6.25%, 09/26/22	10,000	10,975,700
6.75%, 04/03/18	8,400	9,076,956
6.75%, 05/30/40	111	123,904
7.25%, 03/05/38	2,000	2,350,000
7.38%, 02/05/25[b]	6,370	7,532,525
11.88%, 01/15/30	500	821,455

		69,087,538
URUGUAY — 0.06%
Uruguay Government International Bond
4.13%, 11/20/45	2,400	1,916,400
4.50%, 08/14/24[b]	11,799	12,093,975
5.10%, 06/18/50[b]	4,500	4,005,000
7.63%, 03/21/36	796	995,000

		19,010,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,011,772,438)		1,002,482,196

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.78%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$1,890	$2,173,349

		2,173,349
CALIFORNIA — 0.29%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	950	1,269,333
6.91%, 10/01/50	1,300	1,778,842
Series S1
7.04%, 04/01/50[b]	2,950	4,014,891
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	162,454
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,047,875
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	2,000	2,351,720
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	4,300	5,443,370
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,500	3,559,300
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	815	999,320
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,465,810
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	2,000	2,735,280
6.60%, 07/01/50[b]	325	445,406
Series A
5.72%, 07/01/39	2,100	2,526,468
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,530	3,061,452
5.76%, 07/01/29	2,170	2,595,255
6.76%, 07/01/34	1,250	1,651,037
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41	650	879,814
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	695	903,535
Series F
6.58%, 05/15/49	2,000	2,595,680
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	850	1,099,875
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,120,157
State of California GO
5.95%, 04/01/16	7,127	7,254,288
State of California GO BAB
6.65%, 03/01/22	500	600,975
7.30%, 10/01/39	7,000	9,911,580
7.50%, 04/01/34	3,525	4,998,415
7.55%, 04/01/39	6,750	9,969,210
7.60%, 11/01/40	2,600	3,908,008
7.70%, 11/01/30 (Call 11/01/20)	500	609,995
7.95%, 03/01/36 (Call 03/01/20)	500	598,175

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

University of California RB
Series AD
4.86%, 05/15/12	$2,700	$2,539,863
Series AN
4.77%, 05/15/44 (Call 05/15/24)	180	182,797
Series AQ
4.77%, 05/15/15	400	374,232
University of California RB BAB
5.77%, 05/15/43	1,000	1,224,840
5.95%, 05/15/45	900	1,101,159

		86,980,411
COLORADO — 0.00%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	600	597,936
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	500	647,140

		1,245,076
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,640	1,938,529

		1,938,529
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
Series E
5.59%, 12/01/34	700	854,658
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	593,496

		1,448,154
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,508,895
3.00%, 07/01/20	1,000	1,014,240

		2,523,135
GEORGIA — 0.02%
Cobb-Marietta Coliseum & Exhibit Hall Authority RB
4.50%, 01/01/47 (Call 01/01/26)	1,500	1,519,215
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,800	2,169,486
Project M, Series 2010A
6.66%, 04/01/57	800	950,968
Project P, Series 2010A
7.06%, 04/01/57	300	330,375
State of Georgia GO BAB
Series H
4.50%, 11/01/25	300	335,274

		5,305,318

Security	Principal (000s)	Value

ILLINOIS — 0.08%
Chicago O’Hare International Airport RB BAB
Series B
6.40%, 01/01/40	$500	$638,705
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	2,400	2,785,200
City of Chicago IL GO
Series C
7.78%, 01/01/35	400	442,608
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	300	348,495
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,000	1,247,450
State of Illinois GO
5.10%, 06/01/33	13,483	12,788,625
5.37%, 03/01/17	2,500	2,581,475
5.88%, 03/01/19[b]	2,450	2,627,919

		23,460,477
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB
Series B-2
6.12%, 01/15/40	1,000	1,252,300

		1,252,300
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	548,790

		548,790
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,830,900

		1,830,900
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	200	230,172
Series E
4.20%, 12/01/21	400	433,372
5.46%, 12/01/39	1,050	1,280,748
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	1,400	1,751,778
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	265,581

		3,961,651
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,141,380

		1,141,380

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33		$1,050	$1,244,282
University of Missouri RB BAB
5.79%, 11/01/41		300	384,840

			1,629,122
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	1,500	1,718,820
Series B
0.00%, 02/15/19	(AGM)	500	449,570
0.00%, 02/15/21	(AGM)	1,145	926,946
0.00%, 02/15/22	(AGM)	1,000	761,480
0.00%, 02/15/23	(AGM)	1,400	1,004,822
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40		4,044	5,764,358
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40		1,500	1,586,220
Series C
5.75%, 12/15/28		1,660	1,720,474
6.10%, 12/15/28	(Call 12/15/20)[b]	1,200	1,249,032
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		900	1,051,200

			16,232,922
NEW YORK — 0.13%
City of New York NY GO BAB
5.85%, 06/01/40		225	280,870
5.97%, 03/01/36[b]		1,250	1,522,887
5.99%, 12/01/36		1,470	1,813,995
6.27%, 12/01/37		170	219,518
Series C-1
5.52%, 10/01/37		1,000	1,190,780
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40		100	125,533
7.34%, 11/15/39		1,790	2,605,721
Series C-1
6.69%, 11/15/40		2,000	2,644,480
Series E
6.81%, 11/15/40		500	665,010
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		1,000	1,197,230
5.57%, 11/01/38		100	120,458
Series C-2
5.77%, 08/01/36		2,000	2,467,460
New York City Water & Sewer System RB BAB
5.72%, 06/15/42		3,205	4,017,596
5.88%, 06/15/44		2,090	2,699,047
6.01%, 06/15/42		835	1,073,751
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40		1,500	1,821,060
Series H
5.43%, 03/15/39		1,000	1,165,980
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		1,260	1,529,237

Security		Principal (000s)	Value

Port Authority of New York & New Jersey RB
4.46%, 10/01/62		$2,000	$1,939,700
4.93%, 10/01/51		1,000	1,061,160
5.65%, 11/01/40		2,205	2,600,687
5.65%, 11/01/40		1,600	1,887,120
Series 181
4.96%, 08/01/46		2,000	2,184,580
Series 182
5.31%, 08/01/46	(Call 08/01/24)	1,000	1,064,740

			37,898,600
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34		500	518,495

			518,495
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47		1,300	1,510,119
8.08%, 02/15/50		1,525	2,237,526
Series E
6.27%, 02/15/50		1,210	1,386,502
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40	(Call 11/15/20)	900	1,023,885
Ohio State University (The) RB BAB
4.91%, 06/01/40		1,075	1,204,140
Ohio University RB
5.59%, 12/01/14		1,000	1,075,580

			8,437,752
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28	(AGM)	1,000	1,162,100
Series B
5.68%, 06/30/28	(NPFGC)	1,000	1,196,700
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34		575	727,030
State of Oregon GO
5.89%, 06/01/27		3,020	3,648,462

			6,734,292
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26		2,500	2,689,300
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45		1,000	1,163,800

			3,853,100
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB BAB
Series C
6.45%, 01/01/50		250	309,760

			309,760

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security		Principal (000s)	Value

TEXAS — 0.08%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28		$575	$596,447
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41		1,800	2,256,732
Series C
5.99%, 02/01/39		1,000	1,294,900
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41		1,285	1,446,396
5.02%, 12/01/48		950	1,120,354
6.00%, 12/01/44		350	451,787
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		700	887,201
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	400	467,244
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		1,570	2,164,214
State of Texas GO BAB
5.52%, 04/01/39		500	625,415
Series A
4.63%, 04/01/33		1,200	1,334,472
4.68%, 04/01/40		2,000	2,243,200
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30[b]		5,000	5,926,800
University of Texas System (The) RB BAB
Series D
5.13%, 08/15/42		200	236,242
Series C
4.79%, 08/15/46		1,500	1,706,835

			22,758,239
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25		500	531,560

			531,560
WASHINGTON — 0.00%
State of Washington GO BAB
5.14%, 08/01/40		1,000	1,182,710

			1,182,710

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $217,697,795)			233,896,022

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.73%

MORTGAGE-BACKED SECURITIES — 28.20%
Federal Home Loan Mortgage Corp.
2.48%, 12/01/38[a]		6,896	7,365,145
2.50%, 02/01/28		7,170	7,324,407
2.50%, 01/01/30		62,161	63,048,393
2.50%, 12/01/30[g]		70,063	70,993,992
2.50%, 12/01/45[g]		9,500	9,146,719
2.55%, 01/01/42[a]		1,159	1,221,897

Security	Principal (000s)	Value

2.81%, 11/01/40[a]	$2,680	$2,836,406
2.89%, 09/01/41[a]	2,075	2,213,079
2.94%, 11/01/40[a]	3,283	3,483,209
2.96%, 05/01/42[a]	2,204	2,266,572
2.97%, 08/01/41[a]	1,945	2,052,574
3.00%, 04/01/27	1,573	1,631,643
3.00%, 05/01/27	11,628	12,055,483
3.00%, 06/01/27	10,445	10,826,514
3.00%, 07/01/27	412	426,751
3.00%, 08/01/27	1,158	1,199,355
3.00%, 09/01/27	5,289	5,481,723
3.00%, 11/01/27	1,784	1,849,509
3.00%, 12/01/27	1,300	1,347,176
3.00%, 01/01/28	696	721,421
3.00%, 05/01/29	23,233	24,064,667
3.00%, 05/01/30	23,327	24,162,258
3.00%, 07/01/30	19,419	20,122,753
3.00%, 12/01/30[g]	75,635	78,258,728
3.00%, 05/01/33	6,744	6,943,393
3.00%, 02/01/43	43,398	43,633,097
3.00%, 04/01/43	36,500	36,693,307
3.00%, 11/01/45	17,383	17,451,931
3.00%, 12/01/45[g]	235,452	236,187,328
3.21%, 11/01/40[a]	4,732	4,971,397
3.46%, 11/01/41[a]	7,697	8,127,424
3.50%, 11/01/25	9,260	9,741,340
3.50%, 03/01/26	7,222	7,597,838
3.50%, 06/01/26	1,992	2,095,349
3.50%, 12/01/30[g]	52,919	55,523,607
3.50%, 03/01/32	3,691	3,875,122
3.50%, 10/01/42	2,876	2,985,193
3.50%, 11/01/42	2,515	2,610,555
3.50%, 04/01/43	14,610	15,165,306
3.50%, 06/01/43	3,390	3,518,627
3.50%, 08/01/43	21,963	22,772,409
3.50%, 10/01/43	4,773	4,950,928
3.50%, 01/01/44	51,127	53,055,965
3.50%, 02/01/44	30,805	31,946,833
3.50%, 09/01/44	18,195	18,847,955
3.50%, 01/01/45	77,141	79,809,906
3.50%, 03/01/45	18,953	19,608,463
3.50%, 10/01/45	32,813	33,948,882
3.50%, 11/01/45	59,343	61,397,781
3.50%, 12/01/45[g]	237,605	245,587,043
4.00%, 05/01/25	1,106	1,176,218
4.00%, 10/01/25	6,360	6,781,467
4.00%, 02/01/26	3,799	4,050,534
4.00%, 05/01/26	5,172	5,514,906
4.00%, 12/01/30[g]	3,353	3,496,550
4.00%, 09/01/41	12,367	13,168,550
4.00%, 02/01/42	9,303	9,892,888
4.00%, 03/01/42	2,344	2,486,409
4.00%, 06/01/42	18,096	19,207,916
4.00%, 07/01/44	6,388	6,806,727
4.00%, 06/01/45	29,566	31,355,057
4.00%, 08/01/45	92,240	97,840,457
4.00%, 09/01/45	31,934	33,850,636
4.00%, 11/01/45	80,111	84,918,612
4.00%, 12/01/45[g]	107,130	113,423,887
4.50%, 04/01/22	3,585	3,734,784
4.50%, 05/01/23	1,839	1,911,648
4.50%, 07/01/24	1,696	1,806,664
4.50%, 08/01/24	391	420,862

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.50%, 09/01/24	$1,022	$1,093,878
4.50%, 10/01/24	967	1,040,975
4.50%, 08/01/30	7,519	8,172,579
4.50%, 03/01/39	4,865	5,294,310
4.50%, 05/01/39	6,219	6,769,702
4.50%, 10/01/39	4,665	5,039,539
4.50%, 01/01/40	1,317	1,422,801
4.50%, 02/01/41	3,151	3,404,793
4.50%, 05/01/41	13,626	14,979,660
4.50%, 12/01/45[g]	171,800	185,409,781
5.00%, 12/01/24	5,248	5,555,204
5.00%, 08/01/25	4,420	4,840,964
5.00%, 06/01/33	1,848	2,052,587
5.00%, 12/01/33	5,078	5,594,350
5.00%, 07/01/35	6,751	7,471,633
5.00%, 01/01/36	3,570	3,933,915
5.00%, 01/01/37	414	456,478
5.00%, 02/01/37	372	410,435
5.00%, 02/01/38	1,946	2,148,543
5.00%, 03/01/38	13,602	14,911,462
5.00%, 12/01/38	1,805	1,978,529
5.00%, 08/01/40	2,720	2,993,411
5.00%, 09/01/40	10,763	11,861,651
5.00%, 08/01/41	3,157	3,491,420
5.00%, 12/01/45[g]	21,750	23,850,234
5.50%, 02/01/34	6,889	7,679,080
5.50%, 05/01/35	4,737	5,286,864
5.50%, 06/01/35	2,736	3,052,326
5.50%, 05/01/36	3,801	4,240,240
5.50%, 07/01/36	6,575	7,324,946
5.50%, 03/01/38	4,610	5,157,585
5.50%, 04/01/38	1,280	1,431,546
5.50%, 01/01/39	2,672	2,986,720
5.50%, 11/01/39	3,224	3,624,282
6.00%, 10/01/36	2,873	3,289,964
6.00%, 02/01/37	3,121	3,541,500
6.00%, 11/01/37	8,760	9,898,395
6.00%, 09/01/38	163	184,453
Federal National Mortgage Association
2.42%, 02/01/42[a]	2,167	2,273,841
2.50%, 05/01/27	7,993	8,150,847
2.50%, 10/01/27	8,398	8,567,888
2.50%, 03/01/30	24,640	24,988,443
2.50%, 08/01/30	14,277	14,478,969
2.50%, 12/01/30[g]	277,577	281,176,956
2.50%, 12/01/45[g]	4,175	4,027,570
2.82%, 08/01/41[a]	3,092	3,274,751
2.92%, 10/01/41[a]	3,222	3,410,230
3.00%, 01/01/27	14,777	15,352,584
3.00%, 10/01/27	13,698	14,236,620
3.00%, 11/01/27	10,490	10,899,893
3.00%, 07/01/30	13,493	13,986,897
3.00%, 08/01/30	69,280	71,785,869
3.00%, 09/01/30	94,973	98,405,509
3.00%, 10/01/30	38,503	39,905,926
3.00%, 11/01/30	10,575	10,960,112
3.00%, 12/01/30[g]	15,273	15,809,941
3.00%, 05/01/33	1,805	1,861,365
3.00%, 08/01/42	72	72,363
3.00%, 09/01/42	265	267,720
3.00%, 10/01/42	11,272	11,357,288
3.00%, 11/01/42	37	37,615
3.00%, 12/01/42	54,974	55,359,650

Security	Principal (000s)	Value

3.00%, 01/01/43	$27,143	$27,344,170
3.00%, 02/01/43	763	767,969
3.00%, 03/01/43	16,805	16,921,338
3.00%, 04/01/43	35,859	36,109,026
3.00%, 05/01/43	19,147	19,279,906
3.00%, 06/01/43	28,738	28,935,052
3.00%, 07/01/43	215,804	217,300,387
3.00%, 08/01/43	29,612	29,809,152
3.00%, 09/01/43	29,362	29,566,431
3.00%, 10/01/43	243	243,960
3.00%, 11/01/43	6,481	6,527,006
3.00%, 12/01/45[g]	150,991	151,651,586
3.50%, 07/01/30	38,453	40,597,561
3.50%, 12/01/30[g]	133,932	140,754,161
3.50%, 01/01/32	5,211	5,468,734
3.50%, 02/01/32	5,869	6,160,785
3.50%, 02/01/42	43,342	44,987,148
3.50%, 05/01/42	3,617	3,758,480
3.50%, 11/01/42	14,525	15,077,288
3.50%, 12/01/42	17,864	18,544,166
3.50%, 05/01/43	30,355	31,495,784
3.50%, 06/01/43	14,209	14,745,668
3.50%, 10/01/43	18,763	19,473,490
3.50%, 02/01/45	43,772	45,370,320
3.50%, 03/01/45	49,477	51,410,195
3.50%, 04/01/45	108,219	112,170,549
3.50%, 05/01/45	103,353	107,263,640
3.50%, 08/01/45	78,682	81,554,602
3.50%, 09/01/45	50,592	52,439,379
3.50%, 10/01/45	82,871	85,896,984
3.50%, 11/01/45	22,199	23,010,012
3.50%, 12/01/45[g]	112,403	116,407,357
4.00%, 10/01/25	13,880	14,731,091
4.00%, 11/01/25	1,057	1,119,491
4.00%, 03/01/26	2,624	2,785,860
4.00%, 06/01/26	3,833	4,075,728
4.00%, 09/01/26	1,644	1,745,734
4.00%, 12/01/30	5,895	6,323,425
4.00%, 12/01/30[g]	58,547	61,108,431
4.00%, 01/01/31	2,041	2,189,322
4.00%, 02/01/31	1,793	1,922,957
4.00%, 10/01/31	6,929	7,431,227
4.00%, 02/01/32	8,833	9,475,399
4.00%, 11/01/41	8,675	9,241,781
4.00%, 03/01/42	11,882	12,659,072
4.00%, 06/01/42	6,700	7,138,394
4.00%, 12/01/44	46,469	49,624,091
4.00%, 02/01/45	72,440	77,629,097
4.00%, 05/01/45	44,020	47,158,145
4.00%, 06/01/45	6,732	7,172,707
4.00%, 07/01/45	75,169	79,918,763
4.00%, 08/01/45	84,562	89,910,336
4.00%, 09/01/45	128,272	136,297,873
4.00%, 10/01/45	49,102	52,193,689
4.00%, 12/01/45[g]	158,485	168,117,957
4.50%, 09/01/18	1,974	2,040,777
4.50%, 10/01/24	2,278	2,448,792
4.50%, 02/01/25	911	971,536
4.50%, 04/01/25	1,153	1,244,064
4.50%, 06/01/25	5,764	6,217,685
4.50%, 12/01/30[g]	23,725	24,510,891
4.50%, 08/01/31	6,150	6,702,059
4.50%, 09/01/40	16,687	18,066,392

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.50%, 12/01/40	$8,108	$8,778,098
4.50%, 01/01/41	21,336	23,104,893
4.50%, 05/01/41	11,529	12,541,695
4.50%, 06/01/41	65,953	71,753,594
4.50%, 08/01/41	18,525	20,061,715
4.50%, 09/01/41	7,959	8,685,222
4.50%, 08/01/43	10,989	11,884,536
4.50%, 03/01/44	11,048	11,947,088
4.50%, 04/01/44	24,425	26,416,643
4.50%, 10/01/44	41,656	45,219,752
4.50%, 09/01/45	3,917	4,255,774
4.50%, 12/01/45[g]	115,051	124,344,964
5.00%, 08/01/20	2,563	2,655,607
5.00%, 07/01/23	2,013	2,162,223
5.00%, 12/01/23	1,744	1,878,548
5.00%, 12/01/30[g]	3,975	4,094,871
5.00%, 11/01/33	13,613	15,089,930
5.00%, 12/01/39	593	654,627
5.00%, 01/01/40	14	15,967
5.00%, 03/01/40	9,772	10,824,021
5.00%, 04/01/40	1,259	1,390,661
5.00%, 05/01/40	106	117,103
5.00%, 06/01/40	126	138,543
5.00%, 07/01/40	8	8,819
5.00%, 08/01/40	5,405	6,070,643
5.00%, 09/01/40	42	46,441
5.00%, 10/01/40	129	143,678
5.00%, 04/01/41	2,732	3,054,565
5.00%, 05/01/41	15,577	17,236,503
5.00%, 06/01/41	3,573	3,959,821
5.00%, 08/01/41	5,754	6,441,375
5.00%, 10/01/41	18,312	20,260,278
5.00%, 01/01/42	76,177	84,189,724
5.00%, 05/01/42	39,212	43,387,377
5.00%, 12/01/45[g]	76,745	84,634,910
5.50%, 12/01/19	2,089	2,185,645
5.50%, 05/01/33	5,364	6,039,213
5.50%, 11/01/33	10,485	11,802,470
5.50%, 09/01/34	15,244	17,200,645
5.50%, 09/01/36	1,175	1,320,305
5.50%, 03/01/38	1,224	1,371,064
5.50%, 06/01/38	30,130	33,734,329
5.50%, 11/01/38	2,128	2,375,142
5.50%, 07/01/40	5,857	6,608,008
5.50%, 12/01/45[g]	171,067	191,167,372
6.00%, 03/01/34	8,054	9,208,888
6.00%, 05/01/34	691	792,852
6.00%, 08/01/34	1,312	1,498,802
6.00%, 11/01/34	427	487,994
6.00%, 09/01/36	3,045	3,455,543
6.00%, 08/01/37	7,451	8,435,254
6.00%, 03/01/38	1,510	1,724,304
6.00%, 05/01/38	848	968,449
6.00%, 09/01/38	742	840,868
6.00%, 06/01/39	11,487	13,102,157
6.00%, 10/01/39	926	1,057,505
6.00%, 12/01/45[g]	12,220	13,846,788
6.50%, 08/01/36	135	154,889
6.50%, 09/01/36	997	1,142,933
6.50%, 10/01/36	148	169,364
6.50%, 12/01/36	169	193,888
6.50%, 07/01/37	259	299,692
6.50%, 08/01/37	9,698	11,114,712

Security	Principal (000s)	Value

6.50%, 10/01/37	$467	$535,411
6.50%, 11/01/37	71	81,116
6.50%, 12/01/37	3,272	3,749,331
6.50%, 06/01/38	83	95,579
6.50%, 10/01/39	3,153	3,613,367
6.50%, 05/01/40	89	102,221
7.00%, 04/01/37	3,534	4,156,405
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,416,820
Series K004, Class A1
3.41%, 05/25/19	4,449	4,613,701
Series K006, Class A1
3.40%, 07/25/19	3,032	3,139,005
Series K006, Class A2
4.25%, 01/25/20	2,425	2,643,032
Series K007, Class A2
4.22%, 03/25/20	18,775	20,495,166
Series K008, Class A1
2.75%, 12/25/19	1,418	1,451,960
Series K010, Class A1
3.32%, 07/25/20	248	255,792
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	4,000	4,345,760
Series K014, Class A1
2.79%, 10/25/20	1,295	1,337,240
Series K020, Class A2
2.37%, 05/25/22	12,400	12,423,808
Series K024, Class A2
2.57%, 09/25/22	890	900,484
Series K026, Class A2
2.51%, 11/25/22	11,900	11,945,815
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,369,841
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,008,373
Series K036, Class A2
3.53%, 10/25/23[a]	3,350	3,565,941
Series K037, Class A2
3.49%, 01/25/24	10,700	11,315,999
Series K038, Class A1
2.60%, 10/25/23	2,962	3,037,657
Series K046, Class A2
3.21%, 03/25/25	5,000	5,157,600
Series K703, Class A2
2.70%, 05/25/18	10,000	10,257,900
Series K718, Class A2
2.79%, 01/25/22	3,500	3,592,400
Government National Mortgage Association
2.50%, 05/20/45	13,876	13,543,047
2.50%, 12/01/45[g]	5,000	4,842,188
3.00%, 09/15/42	27	27,771
3.00%, 10/15/42	84	85,757
3.00%, 03/15/43	815	831,579
3.00%, 06/15/43	205	209,058
3.00%, 07/15/43	378	385,201
3.00%, 08/15/43	808	823,994
3.00%, 09/20/43	26,442	27,020,932
3.00%, 11/15/43	2,275	2,321,827
3.00%, 08/20/44	75,228	76,875,446
3.00%, 09/15/44	3,630	3,692,171
3.00%, 10/15/44	3,128	3,190,236
3.00%, 06/20/45	45,389	46,207,387

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 11/20/45	$17,060	$17,367,309
3.00%, 12/01/45[g]	213,305	216,796,645
3.50%, 09/15/41	908	947,682
3.50%, 12/15/41	9,568	9,987,996
3.50%, 01/15/42	1,426	1,488,617
3.50%, 06/15/42	93	97,572
3.50%, 08/20/42	50,196	52,577,013
3.50%, 09/15/42	3,073	3,209,962
3.50%, 10/15/42	1,799	1,879,210
3.50%, 10/20/42	3,297	3,453,866
3.50%, 11/15/42	2,323	2,424,820
3.50%, 02/15/43	731	762,853
3.50%, 03/15/43	992	1,039,429
3.50%, 04/15/43	174	181,660
3.50%, 05/15/43	2,991	3,123,343
3.50%, 06/15/43	4,086	4,299,839
3.50%, 08/15/43	720	751,598
3.50%, 01/20/44	32,919	34,444,649
3.50%, 06/20/44	46,029	48,198,699
3.50%, 08/15/44	198	206,316
3.50%, 08/20/44	43,137	45,171,049
3.50%, 09/15/44	1,077	1,124,664
3.50%, 09/20/44	34,160	35,770,404
3.50%, 10/15/44	1,231	1,286,718
3.50%, 08/20/45	20,555	21,497,546
3.50%, 09/20/45	109,793	114,930,358
3.50%, 11/20/45	28,978	30,308,685
3.50%, 12/01/45[g]	294,350	307,365,789
4.00%, 06/15/39	37	39,560
4.00%, 09/20/40	15,269	16,354,965
4.00%, 01/15/41	20	21,514
4.00%, 01/20/41	4,547	4,871,182
4.00%, 02/15/41	10,691	11,357,031
4.00%, 05/20/41	89	94,937
4.00%, 07/15/41	6,681	7,097,713
4.00%, 08/15/41	26	27,788
4.00%, 09/15/41	116	122,906
4.00%, 09/20/41	6,236	6,671,571
4.00%, 10/15/41	1,835	1,948,796
4.00%, 11/15/41	979	1,042,697
4.00%, 12/15/41	3,836	4,090,455
4.00%, 12/20/41	19,491	20,844,871
4.00%, 01/15/42	272	289,293
4.00%, 01/20/42	8,441	9,025,922
4.00%, 02/15/42	1,736	1,862,904
4.00%, 03/15/42	8,525	9,153,320
4.00%, 04/15/42	3,570	3,792,106
4.00%, 09/20/42	2,864	3,046,339
4.00%, 11/15/42	134	142,700
4.00%, 05/15/43	828	879,651
4.00%, 08/15/43	127	135,366
4.00%, 10/20/43	27,584	29,369,149
4.00%, 03/15/44	1,642	1,744,919
4.00%, 04/15/44	305	324,200
4.00%, 06/15/44	365	388,208
4.00%, 08/15/44	84	89,666
4.00%, 08/20/44	1,885	2,005,062
4.00%, 09/15/44	494	525,826
4.00%, 10/15/44	214	227,620
4.00%, 10/20/44	37,262	39,617,318
4.00%, 11/20/44	41,595	44,225,014
4.00%, 01/20/45	160,342	170,479,080
4.00%, 12/01/45[g]	43,404	46,103,186

Security	Principal (000s)	Value

4.50%, 04/15/39	$2,053	$2,219,361
4.50%, 08/15/39	11,334	12,252,015
4.50%, 11/20/39	5,124	5,576,870
4.50%, 01/20/40	1,395	1,518,452
4.50%, 06/15/40	7,928	8,580,079
4.50%, 07/15/40	7,220	7,800,840
4.50%, 08/15/40	7,533	8,152,761
4.50%, 08/20/40	9,377	10,185,465
4.50%, 09/15/40	11,404	12,340,568
4.50%, 10/20/40	18,522	20,157,626
4.50%, 06/20/41	17,913	19,495,167
4.50%, 09/20/41	10,773	11,724,346
4.50%, 12/20/41	1,996	2,172,471
4.50%, 12/01/45[g]	94,655	101,686,011
5.00%, 12/15/36	2,201	2,455,814
5.00%, 01/15/39	8,066	8,941,941
5.00%, 07/15/39	14,904	16,518,586
5.00%, 05/15/40	5,670	6,265,738
5.00%, 07/20/40	29,353	32,580,806
5.00%, 08/20/40	9,875	10,961,311
5.50%, 03/15/36	3,049	3,451,615
5.50%, 06/20/38	3,963	4,411,776
5.50%, 03/20/39	5,207	5,861,156
5.50%, 12/15/39	1,488	1,667,178
5.50%, 01/15/40	11,713	13,123,759
6.00%, 03/15/37	10,063	11,627,510
6.00%, 09/20/38	4,566	5,125,918
6.00%, 11/15/39	1,930	2,194,807
6.50%, 10/20/38	5,909	6,762,562

		8,489,665,996
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.06%
Federal Home Loan Banks
1.00%, 06/21/17[b]	5,280	5,289,220
4.88%, 05/17/17[b]	700	740,613
5.00%, 11/17/17[b]	15,525	16,726,014
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[b]	30,692	30,530,293
1.00%, 06/29/17	7,000	7,011,714
1.00%, 09/29/17[b]	2,200	2,201,801
1.25%, 10/02/19[b]	410	404,794
1.38%, 05/01/20[b]	18,400	18,200,984
1.75%, 05/30/19	18,920	19,113,262
2.38%, 01/13/22[b]	93,420	95,102,634
2.50%, 05/27/16[b]	52,094	52,613,481
2.51%, 11/08/23 (Call 02/08/16)[b]	100	98,431
3.00%, 12/01/45	43,425	43,596,495
6.25%, 07/15/32[b]	13,923	19,586,095
6.75%, 03/15/31[b]	20,320	29,420,406
Federal National Mortgage Association
0.75%, 04/20/17[b]	30,400	30,359,218
0.88%, 02/08/18[b]	24,496	24,396,130
0.88%, 05/21/18[b]	33,025	32,777,455
1.00%, 09/27/17[b]	2,600	2,601,864
1.50%, 06/22/20[b]	32,300	31,960,181
1.63%, 01/21/20[b]	83,600	83,545,551
1.75%, 06/20/19[b]	1,100	1,111,007
1.75%, 09/12/19[b]	99,800	100,525,307
2.38%, 04/11/16	6,220	6,265,362
2.56%, 04/01/44[a]	4,728	4,912,112
3.00%, 04/01/30	18,294	18,956,359
3.00%, 12/01/30	25,968	26,914,709

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 11/01/45	$6,678	$6,712,225
3.50%, 10/01/30	6,882	7,239,302
3.50%, 12/01/45	49,877	51,772,217
5.00%, 05/11/17[b]	76,953	81,510,211
5.38%, 06/12/17	510	544,769
6.25%, 05/15/29[b]	5,075	6,973,316
6.63%, 11/15/30[b]	13,390	19,149,347
7.25%, 05/15/30[b]	6,826	10,221,227
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	9,964,789
Tennessee Valley Authority
4.88%, 01/15/48[b]	8,035	9,102,353
5.50%, 07/18/17	6,964	7,478,957
7.13%, 05/01/30[b]	3,556	5,077,765

		920,707,970
U.S. GOVERNMENT OBLIGATIONS — 37.47%
U.S. Treasury Note/Bond
0.38%, 04/30/16[b]	109,500	109,500,000
0.50%, 07/31/16[b]	72,300	72,279,034
0.50%, 01/31/17[b]	33,000	32,897,371
0.63%, 05/31/17[b]	284,331	283,401,229
0.63%, 08/31/17[b]	108,266	107,761,079
0.63%, 09/30/17[b]	106,461	105,927,830
0.63%, 11/30/17[b]	27,898	27,713,475
0.75%, 06/30/17	1,080	1,078,326
0.75%, 10/31/17[b]	102,432	102,079,632
0.75%, 12/31/17[b]	255,033	253,809,033
0.75%, 02/28/18	131,906	131,052,763
0.88%, 12/31/16[b]	7,200	7,208,641
0.88%, 04/15/17[b]	15,000	15,015,300
0.88%, 04/30/17[b]	50,370	50,413,318
0.88%, 06/15/17[b]	46,560	46,586,077
0.88%, 11/15/17[b]	184,828	184,589,576
0.88%, 11/30/17	2,000	1,997,580
0.88%, 01/31/18[b]	30,024	29,932,628
0.88%, 10/15/18	5,400	5,348,052
0.88%, 07/31/19[b]	1,250	1,225,600
1.00%, 08/31/16[b]	58,798	58,962,634
1.00%, 09/30/16[b]	100,461	100,759,366
1.00%, 03/31/17[b]	341,132	342,076,912
1.00%, 09/15/17[b]	10,629	10,647,375
1.00%, 05/15/18[b]	20,026	19,978,338
1.00%, 05/31/18[b]	30,036	29,953,799
1.00%, 08/15/18[b]	131,026	130,421,971
1.00%, 09/15/18[b]	43,750	43,515,936
1.00%, 11/30/19[b]	219,500	215,237,308
1.13%, 05/31/19[b]	60,000	59,521,802
1.13%, 03/31/20[b]	73,200	71,831,158
1.25%, 10/31/18	238,277	238,562,956
1.25%, 11/15/18	19,200	19,212,674
1.25%, 11/30/18[b]	1,000	1,000,560
1.25%, 10/31/19[b]	108,000	107,135,997
1.25%, 01/31/20[b]	9,000	8,893,350
1.38%, 07/31/18[b]	70,531	70,960,031
1.38%, 09/30/18[b]	225,824	226,993,764
1.38%, 11/30/18[b]	40,000	40,169,602
1.38%, 12/31/18[b]	46,800	46,961,932
1.38%, 01/31/20[b]	20,400	20,258,628
1.38%, 02/29/20	50,000	49,613,498
1.38%, 03/31/20	10,000	9,913,100

Security	Principal (000s)	Value

1.38%, 05/31/20	$180,054	$178,098,615
1.38%, 08/31/20[b]	18,000	17,782,380
1.38%, 09/30/20[b]	86,600	85,456,015
1.38%, 10/31/20[b]	57,200	56,418,650
1.50%, 08/31/18[b]	184,050	185,694,998
1.50%, 12/31/18[b]	85,000	85,599,252
1.50%, 01/31/19	46,000	46,295,319
1.50%, 02/28/19	4,000	4,023,360
1.50%, 05/31/19	105,000	105,452,550
1.50%, 10/31/19	18,720	18,738,907
1.50%, 11/30/19[b]	192,500	192,488,456
1.50%, 05/31/20[b]	68,000	67,687,880
1.50%, 01/31/22	7,000	6,833,260
1.63%, 08/31/19[b]	172,280	173,513,530
1.63%, 06/30/20[b]	11,500	11,498,045
1.63%, 08/15/22[b]	2,091	2,045,960
1.63%, 11/15/22[b]	1,181	1,152,573
1.75%, 09/30/19[b]	15,000	15,164,101
1.75%, 10/31/20	57,900	58,062,119
1.75%, 03/31/22[b]	90,000	89,007,303
1.75%, 05/15/22[b]	34,950	34,515,221
1.75%, 09/30/22[b]	148,700	146,439,764
1.75%, 05/15/23	82,888	81,149,839
1.88%, 08/31/17[b]	199,809	203,233,501
1.88%, 09/30/17	75,025	76,364,403
1.88%, 10/31/17[b]	97,915	99,674,937
1.88%, 06/30/20[b]	113,119	114,372,361
1.88%, 11/30/21	75,500	75,489,430
1.88%, 05/31/22[b]	17,000	16,915,170
1.88%, 08/31/22	5,250	5,213,670
1.88%, 10/31/22[b]	155,000	153,787,903
2.00%, 04/30/16	157,514	158,572,489
2.00%, 07/31/20	14,250	14,477,430
2.00%, 09/30/20	135,800	137,949,725
2.00%, 11/30/20	150,000	152,122,501
2.00%, 05/31/21	40,000	40,428,800
2.00%, 08/31/21[b]	50,000	50,441,505
2.00%, 11/15/21[b]	60,000	60,454,802
2.00%, 11/30/22	54,800	54,804,382
2.00%, 02/15/23[b]	570	569,835
2.00%, 02/15/25[b]	4,000	3,928,120
2.00%, 08/15/25[b]	25,000	24,499,500
2.13%, 08/31/20	196,520	200,664,609
2.13%, 01/31/21	49,400	50,347,985
2.13%, 08/15/21	19,232	19,555,288
2.13%, 09/30/21	53,100	53,905,526
2.13%, 12/31/21[b]	30,000	30,406,801
2.13%, 06/30/22	58,000	58,574,778
2.13%, 05/15/25[b]	180,800	179,270,430
2.25%, 11/30/17	20,024	20,534,814
2.25%, 07/31/21[b]	125,200	128,125,931
2.25%, 11/15/24	172,500	173,290,050
2.38%, 05/31/18[b]	113,137	116,748,326
2.38%, 06/30/18	12,015	12,399,565
2.38%, 08/15/24[b]	96,896	98,418,235
2.50%, 06/30/17[b]	2,352	2,413,411
2.50%, 08/15/23[b]	55,211	56,952,902
2.50%, 05/15/24	201,850	207,334,271
2.50%, 02/15/45[b]	61,200	55,093,466
2.63%, 04/30/18[b]	53,100	55,096,446
2.63%, 08/15/20[b]	9,024	9,419,071
2.63%, 11/15/20[b]	95,500	99,660,937
2.75%, 12/31/17[b]	56,593	58,659,056

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.75%, 02/15/19[b]	$11,000	$11,504,130
2.75%, 11/15/23	8,760	9,195,985
2.75%, 02/15/24	97,000	101,635,637
2.75%, 08/15/42[b]	2,878	2,756,145
2.75%, 11/15/42[b]	163,971	156,685,767
2.88%, 05/15/43[b]	9,484	9,271,274
2.88%, 08/15/45[b]	103,000	100,490,923
3.00%, 08/31/16[b]	103,533	105,348,967
3.00%, 02/28/17[b]	36,169	37,167,985
3.00%, 11/15/44	152,050	152,008,946
3.00%, 05/15/45[b]	134,500	134,404,506
3.13%, 01/31/17[b]	62,241	63,936,449
3.13%, 05/15/21	24,431	26,107,943
3.13%, 02/15/43	47,600	48,922,800
3.13%, 08/15/44[b]	124,500	127,672,246
3.25%, 03/31/17[b]	2,964	3,061,723
3.38%, 11/15/19[b]	12,320	13,220,715
3.38%, 05/15/44	36,600	39,397,703
3.50%, 05/15/20	109,654	118,518,429
3.63%, 02/15/20[b]	132,155	143,369,673
3.63%, 02/15/21	17,747	19,398,002
3.63%, 08/15/43	24,600	27,791,112
3.63%, 02/15/44	30,450	34,362,520
3.75%, 08/15/41[b]	4,000	4,607,560
3.75%, 11/15/43	26,350	30,443,735
3.88%, 08/15/40	4,776	5,594,606
4.25%, 05/15/39	1,040	1,288,851
4.25%, 11/15/40[b]	55,031	68,212,031
4.38%, 11/15/39[b]	28,622	36,095,777
4.38%, 05/15/40	40,371	50,916,710
4.38%, 05/15/41	2,949	3,731,606
4.50%, 02/15/36[b]	61,360	79,018,799
4.50%, 08/15/39	40,170	51,581,894
4.63%, 02/15/40[b]	90,100	117,686,814
4.75%, 08/15/17[b]	6,217	6,627,855
4.75%, 02/15/37[b]	77	102,498
4.75%, 02/15/41[b]	48,258	64,302,820
5.00%, 05/15/37[b]	6,108	8,407,051
5.25%, 11/15/28[b]	127	166,746
5.25%, 02/15/29[b]	6,440	8,479,097
5.38%, 02/15/31[b]	27,040	36,849,299
6.00%, 02/15/26[b]	13,875	18,651,192
6.13%, 08/15/29	31,600	45,082,138
6.25%, 05/15/30[b]	9,853	14,357,398
6.38%, 08/15/27[b]	28,080	39,718,319
6.50%, 11/15/26[b]	12,200	17,185,774
6.88%, 08/15/25[b]	61,065	86,242,097
7.25%, 08/15/22[b]	119,000	158,615,092
7.50%, 11/15/16[b]	261,828	278,566,677
7.50%, 11/15/24[b]	40,000	57,472,400
7.63%, 02/15/25[b]	13,817	20,134,132
8.13%, 08/15/19[b]	73,984	91,873,326
8.75%, 05/15/17	5,318	5,926,113
8.75%, 05/15/20[b]	22,000	28,745,419
8.75%, 08/15/20	36,500	48,216,135
8.88%, 08/15/17[b]	20,007	22,716,775

		11,279,536,010

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $20,493,042,897)		20,689,909,976

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 28.78%

MONEY MARKET FUNDS — 28.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,h,i]	4,621,394	$4,621,394,397
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,h,i]	4,041,949	4,041,949,395
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,h]	100	100,000

		8,663,443,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,663,443,792)		8,663,443,792

TOTAL INVESTMENTS IN SECURITIES — 128.11%
(Cost: $38,381,291,813)		38,562,764,458
Other Assets, Less Liabilities — (28.11)%		(8,462,312,264)

NET ASSETS — 100.00%		$30,100,452,194

BAB   —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.58%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$612	$599,127
4.00%, 03/15/22	100	100,830
Omnicom Group Inc.
3.63%, 05/01/22	402	406,259
4.45%, 08/15/20	200	213,942
WPP Finance 2010
3.75%, 09/19/24	150	149,891
4.75%, 11/21/21	75	80,618
5.63%, 11/15/43	200	205,590

		1,756,257
AEROSPACE & DEFENSE — 1.18%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,027
Boeing Co. (The)
0.95%, 05/15/18[a]	200	198,040
2.35%, 10/30/21[a]	120	119,832
2.85%, 10/30/24 (Call 07/30/24)	85	84,606
3.30%, 03/01/35 (Call 09/01/34)	80	73,344
4.88%, 02/15/20[a]	200	223,202
5.88%, 02/15/40[a]	154	192,695
6.88%, 03/15/39	62	85,916
Embraer Netherlands Finance BV
5.05%, 06/15/25	250	237,500
Embraer SA
5.15%, 06/15/22	112	111,020
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	350	336,849
3.88%, 07/15/21 (Call 04/15/21)[a]	176	186,501
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	120	113,925
4.75%, 07/15/20	250	259,913
4.95%, 02/15/21 (Call 11/15/20)	262	272,425
5.20%, 10/15/19	252	266,392
Lockheed Martin Corp.
3.10%, 01/15/23	800	802,529
3.35%, 09/15/21	204	208,795
3.55%, 01/15/26 (Call 10/15/25)	45	45,225
3.80%, 03/01/45 (Call 09/01/44)	257	227,149
4.07%, 12/15/42	254	234,792
4.25%, 11/15/19	60	64,386
4.50%, 05/15/36	250	254,655
4.70%, 05/15/46 (Call 11/15/45)	175	179,870
Series B
6.15%, 09/01/36	150	180,422
Northrop Grumman Corp.
3.50%, 03/15/21	232	239,863
3.85%, 04/15/45 (Call 10/15/44)	165	145,908
4.75%, 06/01/43	250	255,451
5.05%, 08/01/19	200	217,351
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	142	138,945
3.13%, 10/15/20	204	212,139

Security	Principal (000s)	Value

4.20%, 12/15/44 (Call 06/15/44)	$180	$179,119
4.88%, 10/15/40	130	142,409
6.40%, 12/15/18	150	169,710
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,562
4.80%, 12/15/43 (Call 06/15/43)	100	107,359
5.25%, 07/15/19	100	107,575
United Technologies Corp.
1.78%, 05/04/18[a,b]	250	248,534
1.80%, 06/01/17	550	554,020
3.10%, 06/01/22	231	235,517
4.15%, 05/15/45 (Call 11/16/44)[a]	106	101,153
4.50%, 04/15/20	114	125,343
4.50%, 06/01/42	350	352,200
5.70%, 04/15/40	500	588,286
6.05%, 06/01/36	285	344,202
6.13%, 02/01/19	157	176,127
6.70%, 08/01/28	150	191,496

		9,854,279
AGRICULTURE — 1.07%
Altria Group Inc.
4.00%, 01/31/24[a]	950	988,978
4.75%, 05/05/21	250	272,342
5.38%, 01/31/44	500	536,089
9.25%, 08/06/19	273	335,174
10.20%, 02/06/39	193	318,357
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	500	473,460
5.45%, 03/15/18	57	61,607
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	300	350,872
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	286	285,463
Philip Morris International Inc.
1.63%, 03/20/17	250	251,251
2.50%, 08/22/22	192	188,612
2.90%, 11/15/21[a]	377	379,974
3.25%, 11/10/24[a]	400	403,115
4.13%, 05/17/21	100	107,424
4.13%, 03/04/43	212	201,835
4.25%, 11/10/44	200	193,542
5.65%, 05/16/18	400	439,129
6.38%, 05/16/38[a]	450	561,881
Reynolds American Inc.
2.30%, 06/12/18	250	252,910
3.25%, 06/12/20[a]	435	445,036
4.45%, 06/12/25 (Call 03/12/25)	80	83,659
4.75%, 11/01/42	250	239,396
5.85%, 08/15/45 (Call 02/15/45)	525	583,621
6.75%, 06/15/17	180	193,930
6.88%, 05/01/20[c]	500	579,451
7.25%, 06/15/37[a]	114	139,007

		8,866,115
AIRLINES — 0.34%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	34	36,202

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	$868	$919,899
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	118	114,928
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	432	489,593
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	229	232,730
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21[a]	129	145,255
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	63	66,375
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	235	246,992
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	174,714
2.75%, 11/06/19 (Call 10/06/19)	75	75,807
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28[a]	200	201,500
United Airlines 2015-1 Class AA Pass Through Trust
3.45%, 06/01/29	100	101,500

		2,805,495
APPAREL — 0.08%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	77,493
3.63%, 05/01/43 (Call 11/01/42)	125	116,262
3.88%, 11/01/45 (Call 05/01/45)	45	43,418
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	99,645
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	300	315,557

		652,375
AUTO MANUFACTURERS — 1.10%
American Honda Finance Corp.
1.20%, 07/14/17	277	276,175
2.15%, 03/13/20[a]	250	247,916
2.25%, 08/15/19	250	250,835
Daimler Finance North America LLC
8.50%, 01/18/31	210	301,465
Ford Motor Co.
4.75%, 01/15/43	333	318,346
6.38%, 02/01/29	100	115,029
6.50%, 08/01/18[a]	105	115,118
7.45%, 07/16/31	40	50,040
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	595,786
3.20%, 01/15/21	500	498,665
General Motors Co.
3.50%, 10/02/18	1,500	1,517,057
5.20%, 04/01/45	377	358,003
General Motors Financial Co. Inc.

Security	Principal (000s)	Value

3.10%, 01/15/19	$95	$94,925
3.70%, 11/24/20 (Call 10/24/20)	205	205,592
4.00%, 01/15/25 (Call 10/15/24)	1,000	960,046
PACCAR Financial Corp.
1.10%, 06/06/17	250	248,931
1.45%, 03/09/18	295	293,510
Toyota Motor Credit Corp.
1.25%, 10/05/17	154	153,758
1.38%, 01/10/18[a]	312	311,662
1.45%, 01/12/18[a]	597	597,281
2.13%, 07/18/19[a]	560	563,308
2.15%, 03/12/20[a]	250	249,942
2.63%, 01/10/23	350	344,533
3.30%, 01/12/22[a]	350	362,371
3.40%, 09/15/21	100	103,969

		9,134,263
AUTO PARTS & EQUIPMENT — 0.20%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	97,943
4.63%, 09/15/20	100	106,939
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	500	506,038
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	252,224
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	75	72,077
3.75%, 12/01/21 (Call 09/01/21)	182	184,307
4.25%, 03/01/21	80	83,416
4.95%, 07/02/64 (Call 01/02/64)	80	65,735
5.00%, 03/30/20	92	98,815
5.70%, 03/01/41	136	132,449
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)[a]	100	101,029

		1,700,972
BANKS — 18.95%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	500	498,029
2.00%, 08/24/18	250	250,347
4.00%, 03/13/24	275	287,436
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[a]	215	214,847
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	750	749,020
2.25%, 06/13/19	50	50,160
2.70%, 11/16/20	500	503,113
Bancolombia SA
5.95%, 06/03/21[a]	200	211,000
Bank of America Corp.
1.70%, 08/25/17	170	170,096
2.00%, 01/11/18	725	727,129
2.65%, 04/01/19	552	558,061
3.30%, 01/11/23	450	448,880
3.88%, 08/01/25	250	255,577
4.00%, 04/01/24	320	330,082
4.00%, 01/22/25	250	247,738
4.13%, 01/22/24	400	416,434
4.88%, 04/01/44	750	788,635
5.00%, 05/13/21[a]	125	137,248
5.42%, 03/15/17	500	522,052

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.63%, 07/01/20	$850	$953,163
5.65%, 05/01/18	550	596,073
5.70%, 01/24/22[a]	370	423,023
5.75%, 12/01/17	650	698,268
5.88%, 01/05/21	375	426,989
5.88%, 02/07/42[a]	226	267,677
6.11%, 01/29/37	400	461,587
6.40%, 08/28/17	206	222,109
6.50%, 07/15/18	100	110,930
6.88%, 04/25/18	575	639,532
7.63%, 06/01/19	520	609,632
7.75%, 05/14/38	550	757,372
Series L
2.25%, 04/21/20[a]	500	492,261
4.75%, 04/21/45[a]	210	206,095
Bank of America N.A.
1.25%, 02/14/17	750	749,673
1.75%, 06/05/18[a]	1,000	996,164
5.30%, 03/15/17	1,500	1,565,444
6.00%, 10/15/36	426	513,878
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	414	413,428
1.45%, 04/09/18 (Call 03/09/18)	682	675,313
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	208,664
1.97%, 06/20/17[b]	180	181,744
2.20%, 05/15/19 (Call 04/15/19)	200	200,938
2.45%, 11/27/20	500	500,571
3.00%, 02/24/25 (Call 01/24/25)[a]	85	83,520
3.55%, 09/23/21 (Call 08/23/21)	400	417,810
3.65%, 02/04/24 (Call 01/05/24)	300	311,308
5.45%, 05/15/19	400	444,501
Series G
2.15%, 02/24/20 (Call 01/24/20)	500	497,278
Bank of Nova Scotia (The)
1.10%, 12/13/16	300	300,196
1.30%, 07/21/17[a]	370	368,886
1.45%, 04/25/18[a]	476	472,355
2.55%, 01/12/17	182	184,230
2.80%, 07/21/21	250	251,225
4.38%, 01/13/21[a]	150	161,888
Barclays Bank PLC
3.75%, 05/15/24	400	408,164
5.00%, 09/22/16	350	360,986
5.13%, 01/08/20	350	387,691
5.14%, 10/14/20	250	274,592
6.75%, 05/22/19	450	517,722
Barclays PLC
2.88%, 06/08/20[a]	500	501,044
3.65%, 03/16/25	700	678,506
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	453,884
2.25%, 02/01/19 (Call 01/02/19)	500	502,893
2.45%, 01/15/20 (Call 12/15/19)	476	477,724
6.85%, 04/30/19	255	292,649
BNP Paribas SA
1.38%, 03/17/17	285	283,324
2.38%, 09/14/17	225	227,514
2.70%, 08/20/18	450	457,366
3.25%, 03/03/23	400	401,293
4.25%, 10/15/24	200	199,271
5.00%, 01/15/21	400	443,616
BPCE SA

Security	Principal (000s)	Value

1.63%, 02/10/17	$500	$499,636
2.50%, 07/15/19	500	504,225
4.00%, 04/15/24[a]	250	259,562
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,070
3.80%, 10/30/26 (Call 09/30/26)	250	255,143
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	450	446,917
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	105	101,187
3.75%, 04/24/24 (Call 03/24/24)	400	403,150
4.75%, 07/15/21	40	43,261
6.75%, 09/15/17	150	162,215
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	600	594,456
2.40%, 09/05/19 (Call 08/05/19)	250	246,841
Citigroup Inc.
1.70%, 04/27/18	500	497,107
1.80%, 02/05/18	450	449,641
2.15%, 07/30/18	250	250,660
2.40%, 02/18/20	400	398,317
2.50%, 07/29/19	650	653,269
2.65%, 10/26/20	1,650	1,643,556
3.30%, 04/27/25[a]	155	152,662
3.88%, 10/25/23	600	621,301
3.88%, 03/26/25	360	351,873
4.40%, 06/10/25	250	253,904
4.45%, 09/29/27	500	500,007
4.50%, 01/14/22	100	107,924
4.65%, 07/30/45[a]	500	506,487
5.30%, 05/06/44	200	209,691
5.50%, 09/13/25	850	930,756
6.00%, 08/15/17	475	508,626
6.00%, 10/31/33	355	401,225
6.13%, 11/21/17	325	351,676
6.13%, 05/15/18	225	246,578
8.13%, 07/15/39	475	692,359
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	500	503,134
Comerica Bank
5.75%, 11/21/16	500	521,492
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	400	398,926
1.90%, 09/18/17	400	402,566
2.30%, 09/06/19	500	498,107
2.30%, 03/12/20[a]	500	495,848
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	468,339
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	150	153,547
3.88%, 02/08/22	390	409,816
4.50%, 01/11/21	75	81,570
5.25%, 08/04/45	500	524,823
5.75%, 12/01/43	500	564,427
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	1,700	1,698,949
CorpBanca SA
3.13%, 01/15/18	200	198,750
Credit Suisse AG/New York NY
1.75%, 01/29/18	650	646,885
3.00%, 10/29/21	1,250	1,252,987
3.63%, 09/09/24	250	251,595
4.38%, 08/05/20	1,000	1,082,013
5.40%, 01/14/20	160	176,367

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a,c]	$955	$950,917
3.75%, 03/26/25[a,c]	250	244,230
Deutsche Bank AG/London
1.88%, 02/13/18	660	657,843
3.70%, 05/30/24[a]	335	336,233
6.00%, 09/01/17	800	856,362
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	247,357
7.00%, 04/15/20	550	629,656
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	30	30,470
8.25%, 03/01/38	325	465,844
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	200	198,610
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	560	567,590
2.55%, 10/23/19	830	835,351
2.60%, 04/23/20 (Call 03/23/20)	552	553,671
2.75%, 09/15/20 (Call 08/15/20)[a]	60	60,196
3.63%, 01/22/23	500	512,195
3.75%, 05/22/25 (Call 02/22/25)[a]	250	253,138
3.85%, 07/08/24 (Call 04/08/24)	1,250	1,278,793
4.75%, 10/21/45 (Call 04/21/45)	500	505,588
5.25%, 07/27/21	526	586,098
5.38%, 03/15/20	350	388,781
5.63%, 01/15/17	592	615,775
5.75%, 01/24/22	700	801,415
5.95%, 01/18/18	420	456,012
5.95%, 01/15/27	250	282,153
6.00%, 06/15/20	100	113,891
6.13%, 02/15/33	410	488,115
6.15%, 04/01/18	706	773,173
6.25%, 09/01/17	200	215,668
6.25%, 02/01/41	1,180	1,418,674
6.75%, 10/01/37	217	260,276
7.50%, 02/15/19	450	521,053
HSBC Bank USA N.A.
4.88%, 08/24/20	750	818,287
HSBC Holdings PLC
4.25%, 08/18/25	200	200,634
5.10%, 04/05/21[a]	64	71,239
6.10%, 01/14/42	237	297,482
6.50%, 05/02/36	600	723,037
6.50%, 09/15/37	349	423,273
6.80%, 06/01/38	600	754,434
HSBC USA Inc.
1.63%, 01/16/18	800	798,297
2.35%, 03/05/20	250	247,935
3.50%, 06/23/24	550	553,264
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	248,056
2.40%, 04/01/20 (Call 03/01/20)	250	246,390
Intesa Sanpaolo SpA
3.88%, 01/16/18	700	722,323
5.25%, 01/12/24[a]	200	216,891
JPMorgan Chase & Co.
1.35%, 02/15/17	450	448,465
2.20%, 10/22/19	506	504,021
2.25%, 01/23/20 (Call 12/23/19)	1,100	1,090,277
2.55%, 10/29/20 (Call 09/29/20)	750	746,375
3.13%, 01/23/25 (Call 10/23/24)	456	444,826

Security	Principal (000s)	Value

3.20%, 01/25/23	$675	$676,302
3.63%, 05/13/24	350	357,048
3.88%, 09/10/24[a]	300	301,224
3.90%, 07/15/25 (Call 04/15/25)[a]	500	517,109
4.13%, 12/15/26	1,000	1,009,340
4.25%, 10/15/20	277	296,009
4.25%, 10/01/27	250	251,856
4.35%, 08/15/21	280	300,050
4.40%, 07/22/20	442	474,854
4.50%, 01/24/22	1,000	1,083,646
4.63%, 05/10/21	250	271,491
4.85%, 02/01/44[a]	500	536,155
5.40%, 01/06/42	357	406,071
5.50%, 10/15/40	300	344,642
5.60%, 07/15/41	250	291,585
6.00%, 01/15/18	304	329,949
6.30%, 04/23/19	380	429,943
6.40%, 05/15/38	225	285,045
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,365,576
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	497,069
KeyCorp
2.90%, 09/15/20	350	350,219
5.10%, 03/24/21[a]	300	328,630
KfW
0.88%, 12/15/17	2,600	2,586,844
1.13%, 08/06/18	382	380,053
2.00%, 05/02/25	2,200	2,129,406
2.13%, 01/17/23	775	771,491
2.38%, 08/25/21	175	178,546
2.50%, 11/20/24[a]	250	252,965
2.75%, 09/08/20[a]	2,000	2,085,072
2.75%, 10/01/20	1,500	1,564,271
4.00%, 01/27/20	1,900	2,073,670
4.50%, 07/16/18[a]	450	486,969
4.88%, 01/17/17	500	522,379
4.88%, 06/17/19	500	556,861
Korea Development Bank (The)
1.50%, 01/22/18	500	496,481
3.75%, 01/22/24[a]	200	209,296
3.88%, 05/04/17	900	927,096
4.63%, 11/16/21	300	330,624
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	325	323,437
1.38%, 10/23/19	400	396,031
1.88%, 09/17/18[a]	450	456,574
2.00%, 01/13/25[a]	500	484,818
2.38%, 09/13/17	425	434,871
5.00%, 11/08/16	170	176,379
Lloyds Bank PLC
2.35%, 09/05/19[a]	800	802,703
3.50%, 05/14/25[a]	250	251,013
4.20%, 03/28/17	500	515,723
6.38%, 01/21/21	55	64,910
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	248,637
2.25%, 07/25/19 (Call 06/25/19)	500	496,948
2.90%, 02/06/25 (Call 01/06/25)	250	242,207
Morgan Stanley
2.13%, 04/25/18	1,500	1,508,673
2.50%, 01/24/19	600	607,166
2.65%, 01/27/20[a]	500	503,026

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.80%, 06/16/20[a]	$200	$201,656
3.95%, 04/23/27	100	97,847
4.00%, 07/23/25[a]	155	160,530
4.10%, 05/22/23	500	510,682
4.30%, 01/27/45	500	482,302
4.35%, 09/08/26	365	370,658
4.88%, 11/01/22	400	430,989
5.00%, 11/24/25	250	268,504
5.45%, 01/09/17	450	468,465
5.50%, 07/28/21	155	174,976
5.63%, 09/23/19	200	222,922
5.75%, 01/25/21[a]	400	455,071
5.95%, 12/28/17	1,100	1,190,525
6.38%, 07/24/42	825	1,038,211
6.63%, 04/01/18	532	588,095
7.25%, 04/01/32	320	422,345
7.30%, 05/13/19	525	609,578
Series F
3.88%, 04/29/24	350	361,050
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	406,578
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	504,788
2.63%, 07/23/20[a]	250	250,427
National City Corp.
6.88%, 05/15/19	400	455,088
Northern Trust Corp.
3.38%, 08/23/21	500	517,642
Oesterreichische Kontrollbank AG
1.63%, 03/12/19	850	852,582
5.00%, 04/25/17	650	686,341
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[d]	1,600	1,601,321
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	357,009
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	320,806
4.38%, 08/11/20[d]	250	271,149
5.13%, 02/08/20[d]	395	434,709
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	297,525
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	150	149,296
Royal Bank of Canada
1.50%, 01/16/18	550	549,114
1.80%, 07/30/18	250	249,499
2.15%, 03/15/19[a]	700	703,198
2.35%, 10/30/20	250	248,556
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	400	447,133
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	275	313,035
6.13%, 01/11/21	90	105,534
Santander Bank N.A.
8.75%, 05/30/18	250	283,516
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	146,620
Santander Issuances SAU
5.18%, 11/19/25	600	601,831
Societe Generale SA
2.63%, 10/01/18	250	253,401
State Street Corp.
3.30%, 12/16/24	250	251,571

Security	Principal (000s)	Value

3.70%, 11/20/23	$350	$364,242
4.38%, 03/07/21	212	230,344
4.96%, 03/15/18	152	160,155
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	400	397,238
1.50%, 01/18/18	750	741,791
2.25%, 07/11/19	500	496,638
2.45%, 01/16/20	250	248,971
3.40%, 07/11/24	350	350,271
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	611,306
SVB Financial Group
3.50%, 01/29/25	250	238,276
Svenska Handelsbanken AB
2.25%, 06/17/19	500	500,755
2.88%, 04/04/17	500	510,191
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	650	641,953
2.25%, 11/05/19	400	400,665
2.38%, 10/19/16[a]	112	113,495
2.63%, 09/10/18	250	254,009
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	250	251,955
3.00%, 03/15/22 (Call 02/15/22)	250	254,697
4.13%, 05/24/21 (Call 04/23/21)	180	193,873
Series F
2.20%, 11/15/16 (Call 10/14/16)	460	465,303
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	500	499,501
2.80%, 01/27/25 (Call 12/27/24)	500	487,361
UBS AG/Stamford CT
2.38%, 08/14/19	1,600	1,606,739
4.88%, 08/04/20	500	551,946
5.75%, 04/25/18	450	487,938
Wachovia Corp.
5.50%, 08/01/35	100	111,568
5.75%, 06/15/17	400	426,040
5.75%, 02/01/18	775	840,137
7.50%, 04/15/35	100	133,810
Wells Fargo & Co.
1.50%, 01/16/18[a]	400	399,106
2.55%, 12/07/20	135	134,856
2.60%, 07/22/20	250	252,121
3.00%, 02/19/25	415	402,292
3.30%, 09/09/24	1,400	1,396,862
3.50%, 03/08/22	620	644,081
3.90%, 05/01/45	400	369,071
4.10%, 06/03/26	840	851,525
4.13%, 08/15/23	200	208,106
4.60%, 04/01/21	275	300,706
4.90%, 11/17/45	90	91,719
5.38%, 11/02/43	100	107,991
5.61%, 01/15/44	1,170	1,305,042
5.63%, 12/11/17	555	598,973
Series M
3.45%, 02/13/23	270	270,517
Series N
2.15%, 01/30/20	1,000	995,428
Westpac Banking Corp.
1.60%, 01/12/18	700	698,156
2.00%, 08/14/17	442	445,056
2.60%, 11/23/20	1,000	1,002,537
4.88%, 11/19/19	380	415,601

		157,624,447

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BEVERAGES — 1.60%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	$120	$128,923
6.45%, 09/01/37	478	565,725
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	180	179,462
2.63%, 01/17/23	450	432,246
3.70%, 02/01/24[a]	420	430,436
4.00%, 01/17/43	75	67,962
4.63%, 02/01/44[a]	275	276,092
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	360	358,899
4.38%, 02/15/21[a]	75	81,154
5.38%, 01/15/20	96	106,723
6.38%, 01/15/40	210	250,211
6.88%, 11/15/19	250	289,869
7.75%, 01/15/19	500	580,224
8.20%, 01/15/39	230	328,188
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	146,413
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	100	100,901
Coca-Cola Co. (The)
1.65%, 03/14/18	300	302,578
1.88%, 10/27/20	250	248,831
2.88%, 10/27/25	170	166,910
3.15%, 11/15/20	420	441,959
3.20%, 11/01/23[a]	252	261,120
3.30%, 09/01/21[a]	462	485,839
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)	400	429,050
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	200,274
5.25%, 11/26/43	300	320,698
Diageo Capital PLC
1.13%, 04/29/18	285	279,969
2.63%, 04/29/23 (Call 01/29/23)	280	271,988
3.88%, 04/29/43 (Call 10/29/42)	35	32,514
5.75%, 10/23/17	376	404,730
5.88%, 09/30/36	78	92,521
Diageo Investment Corp.
4.25%, 05/11/42	200	197,201
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)[a]	450	452,219
Molson Coors Brewing Co.
2.00%, 05/01/17	250	250,394
5.00%, 05/01/42	250	241,135
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	785	1,055,393
PepsiCo Inc.
1.25%, 08/13/17	300	300,521
2.15%, 10/14/20 (Call 09/14/20)	500	498,723
2.75%, 04/30/25 (Call 01/30/25)	237	230,472
3.00%, 08/25/21	750	769,681
3.60%, 03/01/24 (Call 12/01/23)	200	209,068
4.00%, 03/05/42	228	219,744
4.45%, 04/14/46 (Call 10/14/45)	45	46,132
4.60%, 07/17/45 (Call 01/17/45)[a]	156	163,476

Security	Principal (000s)	Value

7.90%, 11/01/18	$367	$430,587

		13,327,155
BIOTECHNOLOGY — 1.20%
Amgen Inc.
2.13%, 05/15/17	302	304,636
2.20%, 05/22/19 (Call 04/22/19)	500	499,916
3.88%, 11/15/21 (Call 08/15/21)	192	201,727
4.10%, 06/15/21 (Call 03/15/21)	237	251,749
4.40%, 05/01/45 (Call 11/01/44)	276	254,634
5.15%, 11/15/41 (Call 05/15/41)	950	966,332
5.38%, 05/15/43 (Call 11/15/42)	225	237,434
5.65%, 06/15/42 (Call 12/15/41)	180	196,392
5.75%, 03/15/40	50	54,867
5.85%, 06/01/17	275	292,185
6.38%, 06/01/37	30	34,963
Biogen Inc.
2.90%, 09/15/20	290	290,568
4.05%, 09/15/25 (Call 06/15/25)	330	332,095
5.20%, 09/15/45 (Call 03/15/45)	250	251,130
Celgene Corp.
2.13%, 08/15/18	1,000	1,002,812
3.25%, 08/15/22	400	398,334
3.63%, 05/15/24 (Call 02/15/24)	202	199,904
3.95%, 10/15/20	200	209,887
4.63%, 05/15/44 (Call 11/15/43)	200	187,829
5.00%, 08/15/45 (Call 02/15/45)	500	496,948
Gilead Sciences Inc.
2.35%, 02/01/20	200	200,984
2.55%, 09/01/20	250	251,723
3.05%, 12/01/16	100	101,948
3.65%, 03/01/26 (Call 12/01/25)	1,060	1,067,147
3.70%, 04/01/24 (Call 01/01/24)	250	256,699
4.40%, 12/01/21 (Call 09/01/21)	154	167,218
4.50%, 04/01/21 (Call 01/01/21)	200	218,331
4.50%, 02/01/45 (Call 08/01/44)	700	681,180
4.75%, 03/01/46 (Call 09/01/45)	200	202,248
5.65%, 12/01/41 (Call 06/01/41)	152	170,903

		9,982,723
BUILDING MATERIALS — 0.04%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	352,231

		352,231
CHEMICALS — 1.64%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	231	223,122
4.13%, 03/15/35 (Call 09/15/34)	45	38,906
5.25%, 01/15/45 (Call 07/15/44)	300	289,181
6.75%, 01/15/19	78	87,084
Air Products & Chemicals Inc.
3.00%, 11/03/21	200	201,237
4.38%, 08/21/19	150	161,119
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	179,741
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	208,706
Cabot Corp.
3.70%, 07/15/22	50	49,364

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CF Industries Inc.
5.38%, 03/15/44	$186	$172,642
7.13%, 05/01/20	350	400,637
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	201,816
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	391,636
4.13%, 11/15/21 (Call 08/15/21)	290	304,584
4.25%, 10/01/34 (Call 04/01/34)[a]	500	456,310
4.38%, 11/15/42 (Call 05/15/42)	283	250,870
8.55%, 05/15/19	277	331,073
9.40%, 05/15/39	170	248,504
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	405	407,104
3.80%, 03/15/25 (Call 12/15/24)[a]	200	196,924
5.50%, 11/15/19	275	303,316
Ecolab Inc.
1.45%, 12/08/17	100	99,277
3.00%, 12/08/16	102	103,869
4.35%, 12/08/21	328	350,627
5.50%, 12/08/41	100	110,348
EI du Pont de Nemours & Co.
2.80%, 02/15/23	212	201,323
3.63%, 01/15/21[a]	586	608,755
4.15%, 02/15/43[a]	204	181,148
4.63%, 01/15/20	182	196,274
5.25%, 12/15/16	108	112,518
6.00%, 07/15/18	305	335,127
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	98,547
Lubrizol Corp.
8.88%, 02/01/19	250	300,291
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	382,570
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,200	1,284,524
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	300	267,378
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)[a]	350	320,873
3.38%, 07/15/24 (Call 04/15/24)	347	332,057
4.40%, 07/15/44 (Call 01/15/44)	306	263,663
5.88%, 04/15/38	25	26,034
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	260	260,200
5.63%, 11/15/43 (Call 05/15/43)[a]	325	326,153
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	143,018
3.25%, 12/01/17	180	184,546
5.63%, 12/01/40[a]	182	195,434
6.50%, 05/15/19	160	181,028
PPG Industries Inc.
3.60%, 11/15/20	100	102,024
5.50%, 11/15/40[a]	82	90,941
Praxair Inc.
1.25%, 11/07/18	130	127,866
2.20%, 08/15/22 (Call 05/15/22)	400	382,586
2.45%, 02/15/22 (Call 11/15/21)	92	89,871
2.65%, 02/05/25 (Call 11/05/24)	155	150,075
3.00%, 09/01/21	100	100,654
4.05%, 03/15/21	52	55,687
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	180	172,776

Security	Principal (000s)	Value

Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	$100	$94,934
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 12/18/15)	50	53,500
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	120	122,701
4.40%, 02/01/45 (Call 08/01/44)	140	125,212

		13,638,285
COMMERCIAL SERVICES — 0.69%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	175	179,103
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	250	253,391
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	174,167
Catholic Health Initiatives
4.35%, 11/01/42	200	185,352
Emory University
5.63%, 09/01/19	40	45,204
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,672
6.30%, 07/01/17	100	106,446
Massachusetts Institute of Technology
4.68%, 07/01/14	180	183,037
5.60%, 07/01/11	80	97,177
MasterCard Inc.
3.38%, 04/01/24	250	254,653
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[c]	500	490,686
4.40%, 02/15/26 (Call 11/15/25)[c]	150	151,940
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	200	202,324
4.88%, 02/15/24 (Call 11/15/23)	500	532,386
5.50%, 09/01/20	100	110,495
Northwestern University
3.69%, 12/01/38	200	198,225
Princeton University
Series A
4.95%, 03/01/19	250	274,285
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)[a]	200	199,293
3.00%, 08/15/19 (Call 07/15/19)	300	300,966
4.25%, 08/15/24 (Call 05/15/24)	400	399,424
Vanderbilt University (The)
5.25%, 04/01/19	125	138,011
Verisk Analytics Inc.
4.13%, 09/12/22[a]	350	354,235
Western Union Co. (The)
3.65%, 08/22/18[a]	120	123,364
5.25%, 04/01/20[a]	160	172,813
5.93%, 10/01/16	230	238,735
6.20%, 11/17/36[a]	100	98,849
6.20%, 06/21/40[a]	80	76,138

		5,737,371
COMPUTERS — 1.70%
Apple Inc.
1.00%, 05/03/18	200	198,776
1.55%, 02/07/20	200	197,551
2.00%, 05/06/20	485	485,503

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.10%, 05/06/19	$1,700	$1,725,099
2.40%, 05/03/23	286	278,956
2.50%, 02/09/25	475	454,958
3.20%, 05/13/25[a]	100	101,147
3.45%, 05/06/24	600	621,366
3.45%, 02/09/45	347	297,724
3.85%, 05/04/43	600	554,984
4.45%, 05/06/44	455	461,674
Computer Sciences Corp.
6.50%, 03/15/18	240	261,064
EMC Corp./MA
1.88%, 06/01/18	249	239,815
3.38%, 06/01/23 (Call 03/01/23)[a]	450	380,240
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[c]	1,220	1,229,315
4.90%, 10/15/25 (Call 07/15/25)[c]	100	98,462
6.20%, 10/15/35 (Call 04/15/35)[c]	300	291,325
6.35%, 10/15/45 (Call 04/15/45)[c]	50	48,125
HP Inc.
4.05%, 09/15/22	250	245,342
4.30%, 06/01/21	162	163,142
4.38%, 09/15/21	550	553,314
4.65%, 12/09/21	316	320,047
6.00%, 09/15/41	232	214,314
International Business Machines Corp.
1.25%, 02/06/17	500	501,249
1.63%, 05/15/20[a]	250	245,441
2.90%, 11/01/21[a]	675	686,947
3.63%, 02/12/24	300	309,136
4.00%, 06/20/42[a]	115	105,816
5.60%, 11/30/39[a]	342	393,054
5.70%, 09/14/17	434	468,189
6.50%, 01/15/28	150	190,565
7.00%, 10/30/25[a]	250	320,594
7.63%, 10/15/18	570	662,742
NetApp Inc.
2.00%, 12/15/17	330	327,801
Seagate HDD Cayman
4.75%, 06/01/23[a]	500	443,541
5.75%, 12/01/34 (Call 06/01/34)[c]	60	46,446

		14,123,764
COSMETICS & PERSONAL CARE — 0.26%
Colgate-Palmolive Co.
1.30%, 01/15/17	250	250,873
2.95%, 11/01/20	200	206,901
3.25%, 03/15/24[a]	315	324,959
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	96,258
4.38%, 06/15/45 (Call 12/15/44)[a]	106	105,054
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	412,388
2.30%, 02/06/22	221	220,374
4.70%, 02/15/19	186	203,422
5.55%, 03/05/37	259	311,958

		2,132,187
DISTRIBUTION & WHOLESALE — 0.12%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	254	256,744

Security	Principal (000s)	Value

Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	$200	$202,290
5.00%, 08/10/22 (Call 02/10/22)	100	102,402
5.25%, 09/01/17	200	209,928
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	250	260,274

		1,031,638
DIVERSIFIED FINANCIAL SERVICES — 3.49%
Affiliated Managers Group Inc.
3.50%, 08/01/25	226	215,794
4.25%, 02/15/24	250	253,986
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	225	221,958
3.88%, 04/01/21 (Call 03/01/21)[a]	375	380,688
Alterra Finance LLC
6.25%, 09/30/20	100	113,042
American Express Co.
1.55%, 05/22/18	302	299,983
2.65%, 12/02/22	212	205,785
3.63%, 12/05/24 (Call 11/04/24)[a]	250	248,209
4.05%, 12/03/42	177	167,284
6.15%, 08/28/17	150	161,171
6.80%, 09/01/66 (Call 09/01/16)[e]	128	129,613
7.00%, 03/19/18	406	452,590
American Express Credit Corp.
1.13%, 06/05/17	900	893,825
1.55%, 09/22/17	145	144,726
Series F
2.60%, 09/14/20 (Call 08/14/20)	360	361,181
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	200	204,260
4.00%, 10/15/23	50	52,163
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	450	469,045
7.25%, 02/01/18	475	527,846
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)[a]	500	494,080
8.80%, 07/15/19	850	1,011,358
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	166	162,444
3.23%, 09/01/22[a]	205	208,180
3.45%, 02/13/26 (Call 11/13/25)	90	90,995
CME Group Inc./IL
3.00%, 09/15/22	112	112,551
5.30%, 09/15/43 (Call 03/15/43)	154	174,572
Credit Suisse USA Inc.
7.13%, 07/15/32	330	423,842
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	73,448
3.95%, 11/06/24 (Call 08/06/24)	180	178,402
5.20%, 04/27/22	160	170,384
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	398,507
2.38%, 01/16/18	500	499,971
3.66%, 09/08/24	450	439,891
4.25%, 02/03/17	600	615,294
5.00%, 05/15/18	1,400	1,476,772
5.75%, 02/01/21	1,100	1,223,944
8.00%, 12/15/16	300	318,938
Franklin Resources Inc.
2.80%, 09/15/22	62	61,170
2.85%, 03/30/25	270	256,763

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

GE Capital International Funding Co.
0.96%, 04/15/16[c]	$1	$1,001
2.34%, 11/15/20[c]	1,310	1,304,906
3.37%, 11/15/25[a,c]	340	343,542
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	301	303,253
3.45%, 05/15/24 (Call 02/13/24)	129	133,296
4.63%, 01/07/21	225	249,173
4.65%, 10/17/21	575	640,996
5.30%, 02/11/21	470	536,043
5.63%, 09/15/17	360	387,194
5.88%, 01/14/38	1,150	1,412,547
6.00%, 08/07/19	185	211,107
6.38%, 11/15/67 (Call 11/15/17)[e]	550	585,750
6.88%, 01/10/39	950	1,299,213
Series A
6.75%, 03/15/32	467	611,038
Goldman Sachs Capital I
6.35%, 02/15/34[a]	720	844,370
HSBC Finance Corp.
6.68%, 01/15/21	514	591,861
Intercontinental Exchange Inc.
2.75%, 12/01/20	250	251,315
3.75%, 12/01/25 (Call 09/01/25)	300	303,697
Invesco Finance PLC
4.00%, 01/30/24	410	423,866
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	256,756
Jefferies Group LLC
5.13%, 04/13/18	195	203,813
6.45%, 06/08/27	125	131,550
6.50%, 01/20/43	120	115,565
6.88%, 04/15/21	100	111,694
8.50%, 07/15/19	180	210,455
Lazard Group LLC
6.85%, 06/15/17	54	57,596
Legg Mason Inc.
3.95%, 07/15/24	250	247,841
5.63%, 01/15/44	80	82,005
Murray Street Investment Trust I
4.65%, 03/09/17[b]	450	466,133
Nasdaq Inc.
5.25%, 01/16/18	83	88,266
5.55%, 01/15/20	250	273,467
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	230	229,090
2.30%, 11/15/19 (Call 10/15/19)	100	99,417
3.05%, 02/15/22 (Call 11/15/21)	80	80,133
10.38%, 11/01/18	500	611,227
Series C
8.00%, 03/01/32	200	277,224
Nomura Holdings Inc.
2.75%, 03/19/19	226	227,736
6.70%, 03/04/20	154	178,108
NYSE Holdings LLC
2.00%, 10/05/17	500	503,105
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	279,778

		29,059,782
ELECTRIC — 5.48%
Alabama Power Co.

Security	Principal (000s)	Value

2.80%, 04/01/25 (Call 01/01/25)	$95	$91,066
3.38%, 10/01/20	175	180,031
3.75%, 03/01/45 (Call 09/01/44)	180	163,620
4.10%, 01/15/42	150	144,189
4.15%, 08/15/44 (Call 02/15/44)	255	246,698
6.00%, 03/01/39	225	269,697
Ameren Corp.
3.65%, 02/15/26	205	206,048
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)[a]	200	198,898
4.30%, 07/01/44 (Call 01/01/44)	176	177,449
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	210	208,678
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	225	213,808
7.00%, 04/01/38	100	125,625
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	198,473
4.50%, 04/01/42 (Call 10/01/41)	350	359,216
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	153,441
2.40%, 02/01/20 (Call 01/01/20)	200	198,385
4.50%, 02/01/45 (Call 08/01/44)	250	246,020
5.15%, 11/15/43 (Call 05/15/43)[a]	186	200,354
5.75%, 04/01/18	154	167,549
6.13%, 04/01/36	388	458,773
6.50%, 09/15/37	190	234,240
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	300	312,191
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	175	193,529
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	100,414
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	297,241
3.40%, 09/01/21 (Call 06/01/21)	200	205,713
3.70%, 03/01/45 (Call 09/01/44)	300	271,607
5.80%, 03/15/18	165	179,896
6.45%, 01/15/38	140	179,162
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,040
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	300	300,251
3.95%, 03/01/43 (Call 09/01/42)	120	112,387
4.50%, 12/01/45 (Call 06/01/45)	250	254,960
4.63%, 12/01/54 (Call 06/01/54)	325	316,730
5.50%, 12/01/39	5	5,714
6.30%, 08/15/37	228	280,866
6.65%, 04/01/19	200	227,510
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	200	199,323
3.38%, 08/15/23 (Call 05/15/23)	125	127,780
4.35%, 08/31/64 (Call 02/28/64)[a]	106	100,873
6.70%, 09/15/19	400	463,883
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	51,124
4.00%, 06/01/42 (Call 12/01/41)	350	328,258
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	191,130
Dominion Resources Inc./VA
1.25%, 03/15/17	150	149,073
2.50%, 12/01/19 (Call 11/01/19)	150	149,686

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.90%, 10/01/25 (Call 07/01/25)[a]	$250	$251,603
4.45%, 03/15/21	225	240,436
4.70%, 12/01/44 (Call 06/01/44)[a]	150	145,397
7.00%, 06/15/38	140	171,103
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	154,311
5.95%, 06/15/35	100	113,113
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	180	164,641
5.70%, 10/01/37	160	190,761
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	345	343,234
3.85%, 12/01/23 (Call 09/01/23)	100	103,258
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	210	194,795
3.90%, 06/15/21 (Call 03/15/21)	350	370,838
4.25%, 12/15/41 (Call 06/15/41)	360	361,710
6.05%, 04/15/38	182	225,977
Duke Energy Corp.
1.63%, 08/15/17	250	250,370
3.05%, 08/15/22 (Call 05/15/22)	400	394,746
3.55%, 09/15/21 (Call 06/15/21)	200	206,035
3.75%, 04/15/24 (Call 01/15/24)[a]	250	254,222
4.80%, 12/15/45	250	255,222
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	300	280,879
5.65%, 04/01/40	100	119,740
6.40%, 06/15/38	97	125,061
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	253,293
Duke Energy Progress LLC
4.15%, 12/01/44 (Call 06/01/44)[a]	240	237,231
5.30%, 01/15/19	200	220,033
Edison International
3.75%, 09/15/17	200	206,809
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	311,897
4.95%, 12/15/44 (Call 12/15/24)	100	99,704
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	147,284
Entergy Texas Inc.
7.13%, 02/01/19	360	410,545
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	500	499,891
3.95%, 06/15/25 (Call 12/02/15)	450	452,822
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	270	269,419
4.00%, 10/01/20 (Call 07/01/20)[a]	150	155,562
5.20%, 10/01/19	200	216,526
5.60%, 06/15/42 (Call 12/15/41)	355	342,208
6.25%, 10/01/39	100	104,185
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	372,741
6.80%, 08/15/39	352	343,888
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)[a]	300	295,002
5.25%, 02/01/41 (Call 08/01/40)	200	229,723
5.95%, 02/01/38	175	216,583
5.96%, 04/01/39	115	142,949
Georgia Power Co.
4.30%, 03/15/42	245	224,086
5.40%, 06/01/40	150	157,347

Security	Principal (000s)	Value

Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	$50	$53,374
Hydro-Quebec
1.38%, 06/19/17	360	361,344
8.05%, 07/07/24	435	594,890
Iberdrola International BV
6.75%, 07/15/36	200	246,200
Indiana Michigan Power Co.
7.00%, 03/15/19	180	205,380
Integrys Holding Inc.
4.17%, 11/01/20	100	105,989
Interstate Power & Light Co.
6.25%, 07/15/39	100	125,302
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	257,311
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	216,114
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	102,600
5.13%, 11/01/40 (Call 05/01/40)	110	123,644
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	150	162,090
Nevada Power Co.
6.65%, 04/01/36	250	315,304
7.13%, 03/15/19	200	229,667
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	133,618
4.50%, 06/01/21 (Call 03/01/21)	100	106,712
6.00%, 03/01/19	135	148,742
Series D
7.30%, 09/01/67 (Call 09/01/17)[a,e]	300	297,000
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)[a]	150	171,543
5.80%, 02/01/42 (Call 08/01/41)	350	401,346
6.40%, 03/15/18	116	126,875
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	360	358,553
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,579
5.50%, 03/15/40	125	145,397
Oglethorpe Power Corp.
5.25%, 09/01/50	200	203,225
5.38%, 11/01/40	95	100,048
Ohio Power Co.
Series M
5.38%, 10/01/21	130	145,995
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	102,397
5.25%, 05/15/41 (Call 11/15/40)	155	172,337
6.35%, 09/01/18	100	111,076
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	204	201,840
2.95%, 04/01/25 (Call 01/01/25)[a]	250	235,890
6.80%, 09/01/18	150	167,680
7.00%, 09/01/22	170	203,571
7.50%, 09/01/38	426	573,305
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	192,895
3.40%, 08/15/24 (Call 05/15/24)[a]	140	141,652
3.50%, 06/15/25 (Call 03/15/25)	200	203,675
3.75%, 02/15/24 (Call 11/15/23)	225	233,321
4.25%, 03/15/46 (Call 09/15/45)	50	49,418
4.75%, 02/15/44 (Call 08/15/43)	205	214,078

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.40%, 01/15/40	$5	$5,579
6.05%, 03/01/34	600	719,115
6.25%, 03/01/39	450	548,020
8.25%, 10/15/18	180	210,378
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	378	379,650
3.60%, 04/01/24 (Call 01/01/24)	206	211,987
3.85%, 06/15/21 (Call 03/15/21)	260	274,579
4.10%, 02/01/42 (Call 08/01/41)	250	242,971
5.25%, 06/15/35	100	112,196
6.00%, 01/15/39	250	305,617
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	250	249,587
Portland General Electric Co.
6.10%, 04/15/19	200	221,734
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	180	184,819
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	400	421,019
5.00%, 03/15/44 (Call 09/15/43)	54	56,329
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,259
4.15%, 10/01/45 (Call 04/01/45)	250	247,062
5.20%, 07/15/41 (Call 01/15/41)	175	198,186
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	105,905
7.75%, 03/01/31	225	293,312
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	150	149,587
4.15%, 09/15/21 (Call 06/15/21)	100	103,474
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	387,702
4.75%, 08/15/41 (Call 02/15/41)	50	54,253
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	357,828
Public Service Co. of Oklahoma
4.40%, 02/01/21	180	191,481
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)[a]	450	433,108
4.05%, 05/01/45 (Call 11/01/44)	250	245,379
4.15%, 11/01/45 (Call 05/01/45)	250	251,722
5.50%, 03/01/40	110	130,317
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[a,c]	250	242,411
Puget Sound Energy Inc.
5.76%, 10/01/39	280	338,104
5.76%, 07/15/40	150	181,868
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	204,689
3.95%, 11/15/41	300	288,240
6.00%, 06/01/39	50	62,073
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	199,514
4.75%, 05/15/21 (Call 02/15/21)	50	51,973
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	180	178,625
6.05%, 01/15/38	125	145,218
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	159,520
4.65%, 10/01/43 (Call 04/01/43)	400	427,090
5.50%, 08/15/18	200	218,744
5.50%, 03/15/40	140	166,356
5.75%, 04/01/35	160	192,616

Security	Principal (000s)	Value

6.00%, 01/15/34	$62	$76,063
Series 06-E
5.55%, 01/15/37	250	293,099
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	245	243,391
Southern Power Co.
1.85%, 12/01/17	250	250,065
5.15%, 09/15/41	100	95,872
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	50	50,754
3.90%, 04/01/45 (Call 10/01/44)	325	280,609
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	200	194,883
4.20%, 05/15/45 (Call 11/15/44)	250	242,616
TECO Finance Inc.
6.57%, 11/01/17	135	146,264
TransAlta Corp.
1.90%, 06/03/17	500	489,181
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	138,479
UIL Holdings Corp.
4.63%, 10/01/20	100	102,693
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	101,993
6.70%, 02/01/19	110	124,857
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	181,266
4.45%, 02/15/44 (Call 08/15/43)[a]	540	557,516
5.40%, 04/30/18	191	207,513
8.88%, 11/15/38	205	322,445
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	100	101,513
4.10%, 04/01/43 (Call 10/01/42)	250	245,974
4.13%, 03/01/42 (Call 09/01/41)	50	49,410
4.25%, 12/01/45 (Call 06/01/45)	35	35,475
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	201,679
4.25%, 12/15/19	450	480,869
4.30%, 12/15/45	100	101,690
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	250	243,814
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	54,122
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	250	269,071
6.50%, 07/01/36	225	277,042

		45,559,170
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	488,261
4.25%, 11/15/20[a]	250	270,812
5.00%, 04/15/19	175	192,002

		951,075
ELECTRONICS — 0.63%
Agilent Technologies Inc.
5.00%, 07/15/20	582	620,848
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	305,713

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	$175	$168,134
Avnet Inc.
4.88%, 12/01/22	152	156,132
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	177,404
Flextronics International Ltd.
4.63%, 02/15/20	225	233,437
4.75%, 06/15/25 (Call 03/15/25)[c]	225	216,844
Honeywell International Inc.
4.25%, 03/01/21	312	342,640
5.00%, 02/15/19	130	142,662
5.30%, 03/01/18	132	143,032
5.70%, 03/15/37	280	336,075
Jabil Circuit Inc.
4.70%, 09/15/22	312	307,320
5.63%, 12/15/20	100	105,687
Keysight Technologies Inc.
4.55%, 10/30/24	200	192,202
Koninklijke Philips NV
3.75%, 03/15/22	300	303,019
5.00%, 03/15/42	184	176,220
5.75%, 03/11/18	62	66,607
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	52,568
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	150	149,759
2.15%, 12/14/18	45	44,999
4.15%, 02/01/24 (Call 11/01/23)	331	345,315
4.50%, 03/01/21	500	533,520
5.30%, 02/01/44 (Call 08/01/43)[a]	100	106,818

		5,226,955
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
1.63%, 05/08/17	40	39,965
2.88%, 05/08/22	286	282,445
Fluor Corp.
3.38%, 09/15/21	250	254,869

		577,279
ENVIRONMENTAL CONTROL — 0.21%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	204	197,925
3.80%, 05/15/18	150	156,081
4.75%, 05/15/23 (Call 02/15/23)	400	437,492
5.25%, 11/15/21	102	113,224
5.70%, 05/15/41 (Call 11/15/40)	200	224,466
6.20%, 03/01/40	72	85,198
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	150	147,817
3.13%, 03/01/25 (Call 12/01/24)[a]	60	58,422
4.10%, 03/01/45 (Call 09/01/44)	222	206,282
6.10%, 03/15/18	82	90,011

		1,716,918
FOOD — 1.40%
Campbell Soup Co.
3.05%, 07/15/17	500	510,456

Security	Principal (000s)	Value

ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$370	$352,421
3.25%, 09/15/22	320	309,185
4.95%, 08/15/20	100	106,883
6.63%, 08/15/39	100	107,849
7.00%, 04/15/19	28	31,512
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	500	505,684
5.65%, 02/15/19	317	350,812
Hershey Co. (The)
4.13%, 12/01/20	100	108,449
Ingredion Inc.
4.63%, 11/01/20	150	159,121
JM Smucker Co. (The)
1.75%, 03/15/18	200	199,431
3.50%, 03/15/25	200	200,005
4.38%, 03/15/45[a]	245	238,111
Kellogg Co.
1.75%, 05/17/17	200	200,183
1.88%, 11/17/16	160	161,203
4.00%, 12/15/20	80	84,269
Series B
7.45%, 04/01/31	222	278,939
Kraft Foods Group Inc.
2.25%, 06/05/17	570	575,626
3.50%, 06/06/22	240	243,225
5.00%, 06/04/42	400	405,939
6.88%, 01/26/39	232	283,966
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	250	249,828
3.95%, 07/15/25 (Call 04/15/25)[a,c]	250	254,528
5.00%, 07/15/35 (Call 01/15/35)[c]	600	620,253
5.20%, 07/15/45 (Call 01/15/45)[c]	100	104,154
Kroger Co. (The)
2.20%, 01/15/17	315	317,666
2.95%, 11/01/21 (Call 10/01/21)	214	212,785
3.40%, 04/15/22 (Call 01/15/22)	350	354,853
5.40%, 07/15/40 (Call 01/15/40)	210	223,844
7.50%, 04/01/31	205	260,193
8.00%, 09/15/29	150	204,064
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	249,799
3.90%, 07/15/21 (Call 04/15/21)	30	31,735
Mondelez International Inc.
5.38%, 02/10/20	350	387,510
6.13%, 02/01/18	172	187,744
6.13%, 08/23/18	200	221,522
6.50%, 02/09/40	250	303,091
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	250	251,163
3.75%, 10/01/25 (Call 07/01/25)	275	279,002
6.63%, 03/17/39	100	124,614
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	342	364,360
4.88%, 08/15/34 (Call 02/15/34)	256	260,500
Unilever Capital Corp.
3.10%, 07/30/25[a]	100	101,005
4.25%, 02/10/21	450	491,422
5.90%, 11/15/32	167	214,207

		11,683,111

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	$200	$197,000
4.75%, 01/11/22 (Call 10/11/21)	112	113,534
7.25%, 07/29/19	100	113,217
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	152	153,867
6.25%, 09/01/42	160	150,147
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	196,750
Georgia-Pacific LLC
7.75%, 11/15/29	250	329,236
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	400	396,829
4.75%, 02/15/22 (Call 11/15/21)	150	160,256
4.80%, 06/15/44 (Call 12/15/43)	155	143,033
5.00%, 09/15/35 (Call 03/15/35)	154	153,235
6.00%, 11/15/41 (Call 05/15/41)	50	53,051
7.95%, 06/15/18	179	203,434
8.70%, 06/15/38	100	134,665
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	240,240

		2,738,494
GAS — 0.51%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	130	131,929
5.25%, 08/15/19	80	86,981
5.88%, 03/15/41 (Call 09/15/40)	350	390,575
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	182	174,290
5.50%, 06/15/41 (Call 12/15/40)	100	114,120
8.50%, 03/15/19	132	156,135
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	285	285,478
2.80%, 11/15/20 (Call 10/15/20)	570	572,710
KeySpan Corp.
5.80%, 04/01/35	125	138,172
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	229,041
4.90%, 12/01/21 (Call 09/01/21)	120	124,225
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	401	398,736
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	77,954
Sempra Energy
2.30%, 04/01/17	156	157,255
2.40%, 03/15/20 (Call 02/15/20)	154	152,290
2.85%, 11/15/20 (Call 10/15/20)	100	100,566
3.75%, 11/15/25 (Call 08/15/25)	100	101,474
6.00%, 10/15/39	185	211,187
9.80%, 02/15/19	40	48,793
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)[a]	250	251,621
4.45%, 03/15/44 (Call 09/15/43)	135	140,060
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	206,634

		4,250,226
HAND & MACHINE TOOLS — 0.06%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	202	200,990

Security	Principal (000s)	Value

Stanley Black & Decker Inc.
2.90%, 11/01/22	$250	$244,778
3.40%, 12/01/21 (Call 09/01/21)	22	22,491

		468,259
HEALTH CARE — PRODUCTS — 1.35%
Baxter International Inc.
1.85%, 01/15/17	100	100,347
4.50%, 08/15/19	200	213,661
5.38%, 06/01/18	350	378,424
Becton Dickinson and Co.
2.68%, 12/15/19	300	302,172
3.25%, 11/12/20	186	189,535
3.73%, 12/15/24 (Call 09/15/24)	100	101,613
3.88%, 05/15/24 (Call 02/15/24)	80	81,728
4.69%, 12/15/44 (Call 06/15/44)	130	131,344
4.88%, 05/15/44 (Call 11/15/43)	300	305,794
6.00%, 05/15/39	100	114,786
6.38%, 08/01/19	250	283,022
Boston Scientific Corp.
3.85%, 05/15/25	100	98,833
5.13%, 01/12/17	100	103,495
6.00%, 01/15/20	800	890,560
Covidien International Finance SA
6.00%, 10/15/17	320	346,627
6.55%, 10/15/37	174	221,335
CR Bard Inc.
1.38%, 01/15/18	300	295,954
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	250,936
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	162,266
6.00%, 03/01/20	252	282,419
Medtronic Inc.
1.38%, 04/01/18	550	548,839
2.50%, 03/15/20	800	808,927
3.50%, 03/15/25	397	402,047
4.38%, 03/15/35	700	713,316
4.45%, 03/15/20	300	325,866
4.63%, 03/15/44 (Call 09/15/43)[a]	182	188,539
4.63%, 03/15/45	700	725,826
5.55%, 03/15/40	140	160,457
5.60%, 03/15/19	250	279,388
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	120	119,118
4.75%, 04/15/43 (Call 10/15/42)	232	226,796
Stryker Corp.
1.30%, 04/01/18	112	111,164
3.38%, 11/01/25 (Call 08/01/25)	80	80,038
4.38%, 05/15/44 (Call 11/15/43)	250	249,013
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	597,859
3.38%, 11/30/21 (Call 08/30/21)	286	287,490
4.45%, 08/15/45 (Call 02/15/45)	400	371,999
5.75%, 11/30/39	150	163,423

		11,214,956
HEALTH CARE — SERVICES — 1.26%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	64	64,142
2.75%, 11/15/22 (Call 08/15/22)	186	180,033
3.95%, 09/01/20	100	105,510

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.13%, 06/01/21 (Call 03/01/21)	$130	$137,219
4.13%, 11/15/42 (Call 05/15/42)	351	327,992
6.63%, 06/15/36	142	173,085
Anthem Inc.
1.88%, 01/15/18	922	919,092
3.50%, 08/15/24 (Call 05/15/24)	272	269,186
3.70%, 08/15/21 (Call 05/15/21)	282	288,646
4.35%, 08/15/20	200	212,433
4.63%, 05/15/42	277	266,987
5.85%, 01/15/36	150	163,063
6.38%, 06/15/37	336	396,529
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	159,448
4.50%, 03/15/21 (Call 12/15/20)	512	547,534
5.13%, 06/15/20	237	259,216
5.38%, 02/15/42 (Call 08/15/41)	180	198,025
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,222
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	207,567
4.95%, 10/01/44 (Call 04/01/44)	200	203,071
7.20%, 06/15/18[a]	252	282,233
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	153,255
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	675	655,978
3.75%, 08/23/22 (Call 05/23/22)	225	227,332
Quest Diagnostics Inc.
2.70%, 04/01/19	200	201,234
4.70%, 04/01/21	200	214,540
4.70%, 03/30/45 (Call 09/30/44)	206	187,712
UnitedHealth Group Inc.
2.70%, 07/15/20	35	35,586
2.75%, 02/15/23 (Call 11/15/22)[a]	200	196,786
2.88%, 03/15/22 (Call 12/15/21)	300	300,922
2.88%, 03/15/23	250	247,650
3.75%, 07/15/25	265	274,331
4.25%, 03/15/43 (Call 09/15/42)	350	341,723
4.63%, 11/15/41 (Call 05/15/41)	350	359,304
4.70%, 02/15/21 (Call 11/15/20)	350	385,587
4.75%, 07/15/45	401	422,084
5.80%, 03/15/36	99	116,739
6.00%, 02/15/18	248	271,337
6.88%, 02/15/38	250	330,711
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	200	196,884

		10,513,928
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	254,677
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	200,694
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	250,448
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	190,383

		896,202

Security	Principal (000s)	Value

HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$200	$202,656

		202,656
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	99,629
Whirlpool Corp.
3.70%, 05/01/25	250	247,655
4.00%, 03/01/24[a]	100	101,974
4.85%, 06/15/21	105	112,050

		561,308
HOUSEHOLD PRODUCTS & WARES — 0.17%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	79,034
Clorox Co. (The)
3.80%, 11/15/21	200	208,939
Kimberly-Clark Corp.
1.90%, 05/22/19	190	189,648
2.40%, 06/01/23	128	124,142
2.65%, 03/01/25	45	43,560
3.88%, 03/01/21	226	243,440
5.30%, 03/01/41	80	91,984
6.63%, 08/01/37	150	196,818
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	206,520

		1,384,085
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	114,382
4.00%, 12/01/24 (Call 09/01/24)	250	250,573

		364,955
INSURANCE — 2.82%
ACE INA Holdings Inc.
3.35%, 05/15/24	601	605,883
4.35%, 11/03/45 (Call 05/03/45)	535	535,043
5.90%, 06/15/19	80	89,718
Aflac Inc.
3.63%, 11/15/24	286	291,611
6.45%, 08/15/40	150	182,610
Alleghany Corp.
4.95%, 06/27/22	150	161,397
5.63%, 09/15/20	100	110,658
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	247,231
Allstate Corp. (The)
4.50%, 06/15/43	200	203,192
5.55%, 05/09/35	238	274,546
6.13%, 05/15/67 (Call 05/15/17)[e]	250	254,375
7.45%, 05/16/19	112	130,640
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	200	199,270
3.88%, 01/15/35 (Call 07/15/34)	650	588,973

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.50%, 07/16/44 (Call 01/16/44)	$100	$94,767
4.88%, 06/01/22	350	383,745
6.25%, 03/15/87	400	432,000
6.40%, 12/15/20	322	376,032
Aon Corp.
5.00%, 09/30/20	130	142,185
6.25%, 09/30/40	170	197,359
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	196,099
4.60%, 06/14/44 (Call 03/14/44)[a]	100	95,720
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	151,657
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	109,975
Assurant Inc.
2.50%, 03/15/18	300	300,811
AXA SA
8.60%, 12/15/30	225	307,125
Axis Specialty Finance LLC
5.88%, 06/01/20	250	278,094
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	156	153,141
5.40%, 05/15/18[a]	990	1,079,044
5.75%, 01/15/40	130	152,710
Berkshire Hathaway Inc.
1.55%, 02/09/18	182	182,479
1.90%, 01/31/17	380	383,123
3.75%, 08/15/21	200	213,152
4.50%, 02/11/43[a]	128	127,607
Chubb Corp. (The)
5.75%, 05/15/18	175	191,410
6.50%, 05/15/38	200	258,872
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	249,654
5.88%, 08/15/20	82	91,601
Fidelity National Financial Inc.
5.50%, 09/01/22	250	265,603
First American Financial Corp.
4.60%, 11/15/24	100	100,954
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	228,663
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	206	227,199
6.30%, 03/15/18	200	218,541
6.63%, 03/30/40	192	239,736
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	261,419
Lincoln National Corp.
3.35%, 03/09/25	65	63,379
4.20%, 03/15/22	118	123,509
4.85%, 06/24/21	50	54,027
7.00%, 06/15/40	210	263,792
8.75%, 07/01/19	255	308,557
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[a]	350	332,505
Manulife Financial Corp.
4.90%, 09/17/20	250	271,574
Markel Corp.
4.90%, 07/01/22	100	107,744
5.35%, 06/01/21	300	330,618
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	154,970
3.50%, 03/10/25 (Call 12/10/24)	196	192,647

Security	Principal (000s)	Value

4.80%, 07/15/21 (Call 04/15/21)	$200	$218,411
MetLife Inc.
3.05%, 12/15/22	240	238,059
3.60%, 11/13/25 (Call 08/13/25)	105	106,818
4.05%, 03/01/45[a]	215	199,360
4.60%, 05/13/46 (Call 12/13/45)	250	256,625
4.72%, 12/15/44	200	206,357
4.75%, 02/08/21	350	385,288
5.88%, 02/06/41	200	238,813
6.40%, 12/15/66 (Call 12/15/31)	565	618,675
7.72%, 02/15/19	175	204,863
Series D
4.37%, 09/15/23	180	193,721
Principal Financial Group Inc.
1.85%, 11/15/17	312	312,081
3.13%, 05/15/23[a]	202	196,815
3.30%, 09/15/22	102	100,960
6.05%, 10/15/36	132	151,704
Progressive Corp. (The)
3.70%, 01/26/45	130	115,728
3.75%, 08/23/21	350	369,269
6.70%, 06/15/67 (Call 06/15/17)[e]	40	40,500
Protective Life Corp.
8.45%, 10/15/39	150	197,476
Prudential Financial Inc.
5.10%, 08/15/43	150	157,571
5.38%, 05/15/45 (Call 05/15/25)[a,e]	96	96,240
5.40%, 06/13/35	100	108,890
5.63%, 06/15/43 (Call 06/15/23)[e]	150	155,625
5.70%, 12/14/36	685	771,019
5.88%, 09/15/42 (Call 09/15/22)[a,e]	250	264,375
7.38%, 06/15/19	250	290,979
8.88%, 06/15/68 (Call 06/15/18)[e]	165	187,687
Series D
6.63%, 12/01/37	55	68,552
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	432,373
Torchmark Corp.
9.25%, 06/15/19	125	151,486
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	161,376
Travelers Companies Inc. (The)
5.80%, 05/15/18	185	202,803
5.90%, 06/02/19	120	135,082
6.25%, 06/15/37	251	314,414
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	186,646
Trinity Acquisition PLC
6.13%, 08/15/43	200	216,174
Unum Group
4.00%, 03/15/24	200	202,539
Voya Financial Inc.
5.50%, 07/15/22	286	322,794
WR Berkley Corp.
4.63%, 03/15/22	55	57,862
4.75%, 08/01/44	180	174,524
5.38%, 09/15/20	130	142,726
XLIT Ltd.
5.50%, 03/31/45	200	189,437
5.75%, 10/01/21	162	182,389
6.25%, 05/15/27	150	175,951

		23,469,983

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

INTERNET — 0.62%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	$545	$534,059
3.60%, 11/28/24	200	192,795
4.50%, 11/28/34	400	384,491
Amazon.com Inc.
1.20%, 11/29/17	250	249,626
3.80%, 12/05/24 (Call 09/05/24)[a]	450	466,342
4.80%, 12/05/34 (Call 06/05/34)	200	208,782
4.95%, 12/05/44 (Call 06/05/44)	200	208,796
Baidu Inc.
3.25%, 08/06/18	400	407,031
3.50%, 11/28/22	400	395,129
eBay Inc.
1.35%, 07/15/17	134	133,005
2.60%, 07/15/22 (Call 04/15/22)	431	399,779
3.25%, 10/15/20 (Call 07/15/20)[a]	100	100,834
4.00%, 07/15/42 (Call 01/15/42)	140	108,395
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	99,147
5.95%, 08/15/20	232	255,335
Google Inc.
3.63%, 05/19/21	650	695,543
Symantec Corp.
4.20%, 09/15/20	302	312,509

		5,151,598
IRON & STEEL — 0.25%
Nucor Corp.
5.75%, 12/01/17	211	223,930
6.40%, 12/01/37	350	382,854
Vale Overseas Ltd.
4.63%, 09/15/20[a]	450	408,712
6.25%, 01/23/17	345	350,606
6.88%, 11/21/36[a]	726	541,000
Vale SA
5.63%, 09/11/42[a]	207	135,225

		2,042,327
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	300	313,440
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	250	250,612

		564,052
LODGING — 0.14%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	105	99,929
5.38%, 08/15/21 (Call 05/15/21)[a]	60	65,061
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	155	154,395
3.00%, 03/01/19 (Call 12/01/18)	80	81,253
3.25%, 09/15/22 (Call 06/15/22)	202	199,335
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	185	180,461
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	201,518
4.25%, 03/01/22 (Call 12/01/21)[a]	200	201,375

		1,183,327

Security	Principal (000s)	Value

MACHINERY — 0.82%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	$50	$49,927
1.70%, 06/16/18	250	250,079
2.25%, 12/01/19[a]	180	180,994
2.50%, 11/13/20	250	251,679
3.25%, 12/01/24[a]	250	248,470
3.30%, 06/09/24	250	250,197
7.15%, 02/15/19	700	808,405
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	840	852,707
4.30%, 05/15/44 (Call 11/15/43)[a]	50	48,643
5.20%, 05/27/41	300	326,409
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	213,375
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	173,716
4.38%, 10/16/19	80	86,566
5.38%, 10/16/29	216	251,163
John Deere Capital Corp.
1.30%, 03/12/18	250	248,619
1.35%, 01/16/18	220	219,370
2.05%, 03/10/20	400	396,503
2.30%, 09/16/19	280	281,260
2.75%, 03/15/22[a]	400	399,320
3.15%, 10/15/21	70	71,678
3.35%, 06/12/24[a]	240	244,479
Series 0014
2.45%, 09/11/20[a]	250	250,496
Joy Global Inc.
5.13%, 10/15/21[a]	257	226,676
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	78,565
6.25%, 12/01/37	100	124,775
6.70%, 01/15/28	125	160,944
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	147,013

		6,842,028
MANUFACTURING — 0.98%
3M Co.
1.00%, 06/26/17	500	500,417
5.70%, 03/15/37	250	305,644
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	200,784
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	210	224,807
5.40%, 03/01/19	102	113,008
Dover Corp.
5.38%, 10/15/35	85	95,665
5.38%, 03/01/41 (Call 12/01/40)	82	94,055
5.45%, 03/15/18	100	107,965
Eaton Corp.
1.50%, 11/02/17	280	279,281
2.75%, 11/02/22	200	194,702
4.00%, 11/02/32	333	317,239
5.60%, 05/15/18	62	67,124

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	$50	$52,268
General Electric Co.
2.70%, 10/09/22	380	380,721
4.13%, 10/09/42	450	438,255
4.50%, 03/11/44	250	256,492
5.25%, 12/06/17	693	745,995
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	102,903
3.50%, 03/01/24 (Call 12/01/23)	550	565,902
3.90%, 09/01/42 (Call 03/01/42)	200	189,500
4.88%, 09/15/41 (Call 03/15/41)	100	108,655
6.25%, 04/01/19	112	127,445
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	222,592
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	246,805
4.65%, 11/01/44 (Call 05/01/44)	190	179,900
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	350	354,538
Series A
6.25%, 05/15/38	100	127,068
Pentair Finance SA
2.65%, 12/01/19	62	60,376
3.15%, 09/15/22 (Call 06/15/22)	202	190,499
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	52,458
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	54,222
5.95%, 09/21/21 (Call 06/21/21)	315	354,411
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	250	234,053
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	85,192
3.50%, 02/03/22 (Call 11/03/21)	150	152,660
6.55%, 10/01/17	127	138,029
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	250	250,633

		8,172,263
MEDIA — 3.54%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	200	201,909
4.50%, 02/15/21	400	432,604
6.15%, 02/15/41	400	456,114
6.40%, 12/15/35	150	176,398
6.65%, 11/15/37	501	599,172
6.90%, 03/01/19	500	570,670
6.90%, 08/15/39	150	184,045
7.75%, 12/01/45	175	235,780
CBS Corp.
1.95%, 07/01/17	206	206,523
3.38%, 03/01/22 (Call 12/01/21)	250	248,400
3.50%, 01/15/25 (Call 10/15/24)[a]	50	48,143
4.90%, 08/15/44 (Call 02/15/44)[a]	277	257,292
5.75%, 04/15/20	182	202,711
7.88%, 07/30/30	245	316,987
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	1,000	1,003,066
4.91%, 07/23/25 (Call 04/23/25)[c]	265	268,959
6.38%, 10/23/35 (Call 04/23/35)[c]	500	517,754
6.48%, 10/23/45 (Call 04/23/45)[c]	130	135,328

Security	Principal (000s)	Value

6.83%, 10/23/55 (Call 04/23/55)[c]	$500	$511,368
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	277,162
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,000	991,076
4.25%, 01/15/33	500	497,011
4.60%, 08/15/45 (Call 02/15/45)	146	151,027
4.65%, 07/15/42	550	571,474
4.75%, 03/01/44	625	660,207
5.70%, 07/01/19	242	272,315
6.45%, 03/15/37	225	281,482
6.50%, 01/15/17	900	951,575
6.95%, 08/15/37	165	217,612
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	249,340
3.80%, 03/15/22	50	51,067
3.95%, 01/15/25 (Call 10/15/24)	450	447,624
5.00%, 03/01/21	350	381,880
5.15%, 03/15/42[a]	227	215,421
5.20%, 03/15/20	352	385,078
5.88%, 10/01/19	400	449,736
6.00%, 08/15/40 (Call 05/15/40)	240	249,440
6.38%, 03/01/41	50	54,346
Discovery Communications LLC
4.38%, 06/15/21	450	463,821
4.88%, 04/01/43	204	172,149
5.05%, 06/01/20	100	106,808
6.35%, 06/01/40	112	112,009
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	204,255
6.63%, 03/18/25	550	636,175
NBCUniversal Media LLC
4.38%, 04/01/21	412	450,220
5.15%, 04/30/20	558	626,736
6.40%, 04/30/40	150	190,664
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	97,609
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	202,493
2.75%, 11/15/19 (Call 10/15/19)	250	246,715
TCI Communications Inc.
7.13%, 02/15/28	500	657,138
Thomson Reuters Corp.
1.65%, 09/29/17	400	398,308
3.85%, 09/29/24 (Call 06/29/24)[a]	200	197,500
3.95%, 09/30/21 (Call 06/30/21)	200	208,594
5.65%, 11/23/43 (Call 05/23/43)	100	101,409
6.50%, 07/15/18	92	101,956
Time Warner Cable Inc.
5.00%, 02/01/20	200	212,682
5.50%, 09/01/41 (Call 03/01/41)	602	553,186
5.85%, 05/01/17	540	565,504
6.55%, 05/01/37	263	265,422
6.75%, 07/01/18	250	274,587
6.75%, 06/15/39	500	511,939
7.30%, 07/01/38	250	268,859
8.25%, 04/01/19	480	555,118
Time Warner Inc.
2.10%, 06/01/19	500	495,735
3.40%, 06/15/22	450	452,116
3.60%, 07/15/25 (Call 04/15/25)[a]	250	246,401
4.65%, 06/01/44 (Call 12/01/43)	146	138,934
4.75%, 03/29/21	210	227,367

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.88%, 03/15/20	$140	$152,810
4.90%, 06/15/42	250	244,569
5.35%, 12/15/43	200	208,348
6.10%, 07/15/40	300	335,020
6.20%, 03/15/40	100	113,105
6.25%, 03/29/41	58	65,809
7.63%, 04/15/31	285	364,590
7.70%, 05/01/32	597	772,140
Viacom Inc.
3.50%, 04/01/17	130	133,094
3.88%, 12/15/21	350	345,722
4.38%, 03/15/43	200	148,057
4.50%, 03/01/21	200	207,993
4.85%, 12/15/34 (Call 06/15/34)	231	196,440
5.85%, 09/01/43 (Call 03/01/43)	112	101,368
6.88%, 04/30/36	512	516,766
Walt Disney Co. (The)
1.10%, 12/01/17	434	432,835
1.13%, 02/15/17	142	142,133
2.15%, 09/17/20	200	200,857
2.35%, 12/01/22	50	49,365
3.70%, 12/01/42	100	92,744
4.38%, 08/16/41	200	208,051
5.50%, 03/15/19	130	145,266
7.00%, 03/01/32	275	378,928

		29,426,515
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	192	191,291
3.25%, 06/15/25 (Call 03/15/25)	250	248,188
3.90%, 01/15/43 (Call 07/15/42)	130	121,927
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	172,216

		733,622
MINING — 1.09%
Barrick Gold Corp.
3.85%, 04/01/22[a]	300	265,402
6.95%, 04/01/19	62	66,242
Barrick North America Finance LLC
4.40%, 05/30/21	400	380,181
5.70%, 05/30/41	356	261,468
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	360	348,684
3.25%, 11/21/21	100	99,166
3.85%, 09/30/23[a]	450	446,400
5.00%, 09/30/43	429	408,592
6.50%, 04/01/19	405	453,652
Freeport-McMoRan Inc.
2.15%, 03/01/17[a]	180	168,300
2.38%, 03/15/18[a]	562	472,080
3.10%, 03/15/20	306	238,680
3.55%, 03/01/22 (Call 12/01/21)[a]	380	262,200
5.40%, 11/14/34 (Call 05/14/34)	180	111,600
5.45%, 03/15/43 (Call 09/15/42)	311	192,820
Glencore Canada Corp.
5.50%, 06/15/17	250	237,500
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	187,540
5.45%, 06/09/44 (Call 12/09/43)	200	174,076

Security	Principal (000s)	Value

Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	$210	$183,754
5.95%, 03/15/24 (Call 12/15/23)	75	57,750
6.88%, 09/01/41 (Call 03/01/41)	100	64,000
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	180	161,785
4.88%, 03/15/42 (Call 09/15/41)	175	126,481
5.13%, 10/01/19[a]	280	294,069
6.25%, 10/01/39	208	174,302
Placer Dome Inc.
6.45%, 10/15/35	180	147,838
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	150	153,092
3.75%, 06/15/25 (Call 03/15/25)	500	479,067
5.20%, 11/02/40[a]	280	269,424
6.50%, 07/15/18	555	610,584
9.00%, 05/01/19	332	398,547
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	286	271,746
4.13%, 08/21/42 (Call 02/21/42)	186	156,832
4.75%, 03/22/42 (Call 09/22/41)	130	119,573
Southern Copper Corp.
3.88%, 04/23/25[a]	50	45,334
6.75%, 04/16/40	75	66,316
7.50%, 07/27/35	500	484,025

		9,039,102
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	255	253,869
6.25%, 03/15/19	100	109,853
Xerox Corp.
2.80%, 05/15/20[a]	100	94,733
2.95%, 03/15/17	280	282,163
4.50%, 05/15/21	150	150,679
4.80%, 03/01/35[a]	120	106,830
6.35%, 05/15/18[a]	130	138,873
6.75%, 12/15/39[a]	85	85,508

		1,222,508
OIL & GAS — 6.26%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	100	96,592
6.20%, 03/15/40	96	100,839
6.38%, 09/15/17	265	284,359
6.45%, 09/15/36	399	436,713
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	106	99,752
3.25%, 04/15/22 (Call 01/15/22)	500	492,362
4.25%, 01/15/44 (Call 07/15/43)[a]	325	288,421
5.10%, 09/01/40 (Call 03/01/40)	70	67,429
6.00%, 01/15/37	231	246,828
BP Capital Markets PLC
1.38%, 05/10/18[a]	600	594,258
1.85%, 05/05/17	100	100,577
2.32%, 02/13/20	650	647,657
2.50%, 11/06/22[a]	250	239,660
3.51%, 03/17/25	355	355,456
3.54%, 11/04/24[a]	275	276,163
3.56%, 11/01/21	250	258,160
3.99%, 09/26/23	250	260,999

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.50%, 10/01/20	$300	$325,647
4.74%, 03/11/21	100	109,950
4.75%, 03/10/19	250	270,397
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	315	303,379
3.90%, 02/01/25 (Call 11/01/24)[a]	250	235,779
5.70%, 05/15/17	245	256,363
6.25%, 03/15/38	131	135,320
6.45%, 06/30/33	100	106,536
6.50%, 02/15/37	175	182,196
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	226	183,455
5.70%, 10/15/19	400	430,760
6.75%, 11/15/39	206	214,783
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	800	797,114
1.72%, 06/24/18 (Call 05/24/18)	266	266,908
1.96%, 03/03/20 (Call 02/03/20)	350	346,540
2.19%, 11/15/19 (Call 10/15/19)	400	402,338
2.36%, 12/05/22 (Call 09/05/22)	360	348,318
2.41%, 03/03/22 (Call 01/03/22)	445	436,406
2.42%, 11/17/20 (Call 10/17/20)	100	100,614
3.33%, 11/17/25 (Call 08/17/25)	25	25,431
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	295,518
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	500	476,496
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	650	627,186
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	400	398,325
4.25%, 04/30/24	700	718,966
4.88%, 04/30/44	250	256,838
Conoco Funding Co.
7.25%, 10/15/31	300	377,152
ConocoPhillips
5.75%, 02/01/19	400	444,421
6.00%, 01/15/20	590	672,739
6.50%, 02/01/39	650	772,876
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	112,924
ConocoPhillips Co.
1.50%, 05/15/18	95	94,483
2.40%, 12/15/22 (Call 09/15/22)	150	140,956
3.35%, 11/15/24 (Call 08/15/24)	350	340,229
4.15%, 11/15/34 (Call 05/15/34)[a]	146	136,878
ConocoPhillips Holding Co.
6.95%, 04/15/29	428	529,091
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	550	478,450
4.90%, 06/01/44 (Call 12/01/43)	225	162,713
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	146	126,106
5.00%, 06/15/45 (Call 12/15/44)[a]	200	178,037
5.60%, 07/15/41 (Call 01/15/41)	100	92,588
6.30%, 01/15/19	280	309,045
7.95%, 04/15/32	320	379,642
Devon Financing Corp. LLC
7.88%, 09/30/31	100	117,853
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[a]	250	199,375
5.88%, 05/01/19[a]	500	510,000
Ecopetrol SA

Security	Principal (000s)	Value

5.38%, 06/26/26 (Call 03/26/26)	$500	$453,750
5.88%, 05/28/45[a]	500	389,375
7.63%, 07/23/19[a]	400	444,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	187,261
6.50%, 02/01/38	399	350,349
Ensco PLC
4.70%, 03/15/21[a]	82	70,930
5.20%, 03/15/25 (Call 12/15/24)	135	110,700
5.75%, 10/01/44 (Call 04/01/44)	140	106,400
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	243	235,682
3.90%, 04/01/35 (Call 10/01/34)	235	223,643
4.10%, 02/01/21	100	106,431
5.63%, 06/01/19	180	199,982
5.88%, 09/15/17	25	26,791
EQT Corp.
4.88%, 11/15/21	202	202,717
8.13%, 06/01/19	50	56,578
Exxon Mobil Corp.
0.92%, 03/15/17	286	285,943
2.71%, 03/06/25 (Call 12/06/24)	700	688,113
3.18%, 03/15/24 (Call 12/15/23)	350	358,417
3.57%, 03/06/45 (Call 09/06/44)	45	42,252
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	162	127,980
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	165	152,537
5.60%, 02/15/41	150	145,086
6.00%, 01/15/40	120	119,546
7.13%, 03/15/33	37	40,889
7.30%, 08/15/31	100	112,227
7.88%, 10/01/29	140	168,564
8.13%, 02/15/19	162	185,817
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	125,937
4.00%, 04/15/24 (Call 01/15/24)	100	94,406
6.80%, 09/15/37	100	109,652
7.25%, 12/15/19	205	231,612
Kerr-McGee Corp.
6.95%, 07/01/24	500	579,863
Marathon Oil Corp.
5.90%, 03/15/18	450	480,418
6.00%, 10/01/17	250	265,175
6.60%, 10/01/37	200	201,145
Marathon Petroleum Corp.
5.00%, 09/15/54 (Call 03/15/54)	204	174,779
5.13%, 03/01/21	54	58,698
6.50%, 03/01/41 (Call 09/01/40)	300	321,225
Murphy Oil Corp.
2.50%, 12/01/17	250	242,691
3.70%, 12/01/22 (Call 09/01/22)	261	213,727
5.13%, 12/01/42 (Call 06/01/42)	90	63,050
Nabors Industries Inc.
4.63%, 09/15/21	350	309,750
6.15%, 02/15/18	300	306,000
Nexen Energy ULC
5.88%, 03/10/35	60	66,447
6.20%, 07/30/19	135	147,398
6.40%, 05/15/37	87	102,286
7.50%, 07/30/39	42	56,117
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	240,016

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.05%, 11/15/44 (Call 05/15/44)	$90	$80,590
6.00%, 03/01/41 (Call 09/01/40)	425	416,867
8.25%, 03/01/19	225	257,131
Noble Holding International Ltd.
3.95%, 03/15/22	106	81,090
4.63%, 03/01/21[a]	160	131,200
4.90%, 08/01/20[a]	102	87,720
6.05%, 03/01/41	150	98,250
6.20%, 08/01/40	180	117,900
Occidental Petroleum Corp.
1.50%, 02/15/18(Call 01/15/18)	300	298,207
1.75%, 02/15/17	352	353,523
2.70%, 02/15/23 (Call 11/15/22)	252	243,954
3.13%, 02/15/22 (Call 11/15/21)	42	42,286
4.63%, 06/15/45 (Call 12/15/44)	35	35,823
Petro-Canada
6.80%, 05/15/38	110	134,840
9.25%, 10/15/21	75	96,989
Petroleos Mexicanos
3.50%, 07/23/20[c]	700	687,750
3.50%, 01/30/23	335	306,106
4.88%, 01/24/22	285	286,069
4.88%, 01/18/24	330	324,637
5.50%, 01/21/21	500	524,375
5.63%, 01/23/46[c]	485	405,581
5.75%, 03/01/18	300	317,250
6.38%, 01/23/45	1,475	1,360,687
6.50%, 06/02/41	200	188,000
6.63%, 06/15/35[a]	320	311,600
8.00%, 05/03/19[a]	200	226,500
Phillips 66
2.95%, 05/01/17	534	544,157
4.88%, 11/15/44 (Call 05/15/44)	406	397,094
5.88%, 05/01/42	173	187,064
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	249,732
Pride International Inc.
6.88%, 08/15/20[a]	278	268,270
7.88%, 08/15/40	130	107,900
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	240	192,000
5.00%, 09/01/17	100	101,000
5.85%, 01/15/44 (Call 07/15/43)	180	125,100
Shell International Finance BV
1.25%, 11/10/17	100	99,759
2.00%, 11/15/18	225	226,437
2.13%, 05/11/20	500	497,256
2.25%, 11/10/20	620	618,402
2.25%, 01/06/23	850	807,451
2.38%, 08/21/22	255	246,276
3.25%, 05/11/25	765	757,053
4.30%, 09/22/19	360	388,759
4.38%, 05/11/45	180	177,812
4.55%, 08/12/43	450	454,991
5.50%, 03/25/40	250	282,735
6.38%, 12/15/38	200	248,481
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	250	199,650
4.95%, 01/23/25 (Call 10/23/24)[a]	325	266,705
Statoil ASA
3.13%, 08/17/17	360	370,853
3.15%, 01/23/22	300	304,707
3.25%, 11/10/24	650	647,531

Security	Principal (000s)	Value

4.80%, 11/08/43	$315	$338,886
5.10%, 08/17/40	150	165,249
5.25%, 04/15/19	420	463,488
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	700	691,029
6.10%, 06/01/18	187	203,563
6.50%, 06/15/38	160	191,024
6.85%, 06/01/39	130	160,550
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	500	462,500
7.75%, 06/01/19	180	192,600
Total Capital Canada Ltd.
2.75%, 07/15/23	300	292,531
Total Capital International SA
1.50%, 02/17/17	362	363,577
1.55%, 06/28/17	450	451,843
2.70%, 01/25/23	600	587,752
3.75%, 04/10/24[a]	250	259,092
Total Capital SA
4.13%, 01/28/21	125	134,736
4.45%, 06/24/20	200	218,478
Valero Energy Corp.
4.90%, 03/15/45[a]	100	89,980
6.13%, 02/01/20	250	280,318
6.63%, 06/15/37	160	173,025
7.50%, 04/15/32	335	390,774
XTO Energy Inc.
5.50%, 06/15/18	450	494,352

		52,043,645
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	127,965
5.13%, 09/15/40	160	162,370
7.50%, 11/15/18	40	45,753
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	149,246
4.50%, 06/01/21 (Call 03/01/21)	250	263,680
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	102	103,838
3.38%, 11/15/22 (Call 09/15/22)	1,500	1,506,920
3.50%, 08/01/23 (Call 05/01/23)	288	285,709
4.50%, 11/15/41 (Call 05/15/41)	60	56,753
4.85%, 11/15/35 (Call 05/15/35)	70	70,886
5.00%, 11/15/45 (Call 05/15/45)	150	153,045
6.15%, 09/15/19	150	170,218
7.45%, 09/15/39	279	359,568
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	45,708
3.95%, 12/01/42 (Call 06/01/42)[a]	192	151,545
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	400	412,301
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[a]	250	237,500
Weatherford International LLC
6.35%, 06/15/17	127	124,460
6.80%, 06/15/37	150	102,750
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	155	120,900
6.50%, 08/01/36	50	33,500
6.75%, 09/15/40	125	83,750

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

9.63%, 03/01/19	$157	$159,355

		4,927,720
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,258
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	216,523
4.50%, 11/01/23 (Call 08/01/23)[a]	200	209,384
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,665
5.75%, 11/01/40 (Call 05/01/40)	132	140,089

		633,919
PHARMACEUTICALS — 3.96%
Abbott Laboratories
4.13%, 05/27/20	200	214,992
5.13%, 04/01/19	212	233,216
5.30%, 05/27/40	418	470,711
AbbVie Inc.
1.75%, 11/06/17	542	543,884
2.50%, 05/14/20 (Call 04/14/20)	1,170	1,160,948
2.90%, 11/06/22	650	632,456
3.60%, 05/14/25 (Call 02/14/25)	490	484,218
4.40%, 11/06/42	525	488,232
4.50%, 05/14/35 (Call 11/14/34)	620	602,032
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,550	1,569,218
3.80%, 03/15/25 (Call 12/15/24)	257	258,972
4.55%, 03/15/35 (Call 09/15/34)	465	457,384
4.75%, 03/15/45 (Call 09/15/44)[a]	360	358,320
4.85%, 06/15/44 (Call 12/15/43)	250	250,784
Actavis Inc.
1.88%, 10/01/17	50	50,034
3.25%, 10/01/22 (Call 07/01/22)	350	346,407
4.63%, 10/01/42 (Call 04/01/42)	30	29,214
6.13%, 08/15/19	160	179,341
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	474,564
3.38%, 09/15/20	250	255,769
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,352
3.50%, 11/15/21 (Call 08/15/21)	270	275,254
4.25%, 03/01/45 (Call 09/01/44)	180	163,220
AstraZeneca PLC
2.38%, 11/16/20	750	748,590
4.00%, 09/18/42	310	295,305
4.38%, 11/16/45	225	226,712
5.90%, 09/15/17	332	358,379
6.45%, 09/15/37	350	448,748
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	100	99,236
4.00%, 06/23/25 (Call 03/23/25)[c]	40	39,719
5.25%, 06/23/45 (Call 12/23/44)[c]	290	292,180
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	386,125
4.50%, 03/01/44 (Call 09/01/43)[a]	300	320,832
5.88%, 11/15/36	176	215,432
Cardinal Health Inc.
1.90%, 06/15/17	282	283,425
3.20%, 06/15/22	180	179,270

Security	Principal (000s)	Value

4.60%, 03/15/43	$130	$127,429
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	103,454
Eli Lilly & Co.
1.95%, 03/15/19	227	228,549
2.75%, 06/01/25 (Call 03/01/25)[a]	60	59,310
3.70%, 03/01/45 (Call 09/01/44)	250	233,066
5.55%, 03/15/37	190	226,768
Express Scripts Holding Co.
2.25%, 06/15/19	154	153,244
2.65%, 02/15/17	200	202,168
3.50%, 06/15/24 (Call 03/15/24)	146	145,048
3.90%, 02/15/22	210	217,377
4.75%, 11/15/21	186	199,895
6.13%, 11/15/41	222	252,816
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	248,048
5.65%, 05/15/18	277	304,067
6.38%, 05/15/38	504	645,138
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	200,748
2.85%, 05/08/22	600	604,598
Johnson & Johnson
3.38%, 12/05/23	100	106,173
4.50%, 12/05/43 (Call 06/05/43)[a]	600	662,636
5.15%, 07/15/18	527	578,026
5.55%, 08/15/17	400	430,438
5.95%, 08/15/37	280	361,129
McKesson Corp.
1.29%, 03/10/17	150	149,162
2.28%, 03/15/19	226	225,276
2.70%, 12/15/22 (Call 09/15/22)	198	189,756
3.80%, 03/15/24 (Call 12/15/23)	250	253,056
4.75%, 03/01/21 (Call 12/01/20)	100	108,043
5.70%, 03/01/17	171	179,122
6.00%, 03/01/41 (Call 09/01/40)	130	150,379
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	161,633
4.90%, 11/01/19	250	267,373
Medco Health Solutions Inc.
7.13%, 03/15/18	176	195,333
Merck & Co. Inc.
1.10%, 01/31/18	180	179,016
1.30%, 05/18/18	800	797,160
2.75%, 02/10/25 (Call 11/10/24)	240	233,898
2.80%, 05/18/23	42	41,946
3.70%, 02/10/45 (Call 08/10/44)	620	571,105
4.15%, 05/18/43	204	202,366
6.50%, 12/01/33	100	129,303
6.55%, 09/15/37	200	263,242
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	432,786
5.85%, 06/30/39	100	122,327
Novartis Capital Corp.
2.40%, 09/21/22	200	198,142
3.40%, 05/06/24[a]	186	193,061
4.40%, 05/06/44	480	504,087
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	866,550
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	294,992
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	500	483,352

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Pfizer Inc.
1.10%, 05/15/17	$800	$798,086
3.00%, 06/15/23	300	301,627
3.40%, 05/15/24[a]	300	305,097
6.20%, 03/15/19	432	487,907
7.20%, 03/15/39	537	730,537
Sanofi
1.25%, 04/10/18	350	348,969
4.00%, 03/29/21	350	374,666
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	200	201,889
Series 2
3.65%, 11/10/21	200	199,940
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	165	180,091
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	242,928
Wyeth LLC
5.95%, 04/01/37	230	273,673
6.45%, 02/01/24	420	513,364
Zoetis Inc.
1.88%, 02/01/18	200	197,972
3.25%, 02/01/23 (Call 11/01/22)	100	95,248
4.50%, 11/13/25 (Call 08/13/25)	250	253,951
4.70%, 02/01/43 (Call 08/01/42)	300	260,664

		32,938,675
PIPELINES — 2.72%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	350	347,922
5.50%, 08/15/19	40	41,272
5.85%, 11/15/43 (Call 05/15/43)	100	80,811
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	453,999
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[c]	300	276,285
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	251,670
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[c]	226	201,167
3.90%, 05/15/24 (Call 02/15/24)[c]	300	235,352
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	175,426
7.38%, 10/15/45 (Call 04/15/45)	300	302,679
9.88%, 03/01/19	132	154,060
Series B
6.50%, 04/15/18	150	159,176
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	100	91,332
4.50%, 06/10/44 (Call 12/10/43)	200	142,405
5.60%, 04/01/17	150	155,280
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	347,491
4.65%, 06/01/21 (Call 03/01/21)	102	99,321
4.90%, 03/15/35 (Call 09/15/34)	500	387,564
5.15%, 02/01/43 (Call 08/01/42)	277	210,998
5.20%, 02/01/22 (Call 11/01/21)	150	146,368
6.05%, 06/01/41 (Call 12/01/40)	106	90,235
9.00%, 04/15/19	290	328,392
9.70%, 03/15/19	111	127,697
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	182,069

Security	Principal (000s)	Value

5.05%, 04/01/45 (Call 10/01/44)	$154	$118,351
Enterprise Products Operating LLC
1.65%, 05/07/18	450	443,879
3.35%, 03/15/23 (Call 12/15/22)	350	332,122
4.85%, 08/15/42 (Call 02/15/42)	200	175,584
4.90%, 05/15/46 (Call 11/15/45)[a]	175	154,426
5.10%, 02/15/45 (Call 08/15/44)	700	635,981
5.20%, 09/01/20[a]	280	303,770
5.70%, 02/15/42	20	19,470
6.45%, 09/01/40	100	105,096
7.55%, 04/15/38	250	302,649
Series D
6.88%, 03/01/33	180	201,964
Series L
6.30%, 09/15/17	400	429,063
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	188,500
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	373,845
3.50%, 09/01/23 (Call 06/01/23)[a]	450	369,528
4.15%, 03/01/22[a]	200	178,343
4.15%, 02/01/24 (Call 11/01/23)	250	208,024
5.30%, 09/15/20	350	342,664
5.40%, 09/01/44 (Call 03/01/44)	100	73,078
5.50%, 03/01/44 (Call 09/01/43)	50	37,401
5.95%, 02/15/18	88	89,944
6.50%, 02/01/37	84	71,995
6.55%, 09/15/40	200	169,861
6.95%, 01/15/38[a]	310	280,911
7.50%, 11/15/40	264	243,193
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	410	374,295
4.30%, 06/01/25 (Call 03/01/25)[a]	165	139,055
5.05%, 02/15/46 (Call 08/15/45)	100	71,316
5.30%, 12/01/34 (Call 06/01/34)	300	228,763
5.55%, 06/01/45 (Call 12/01/44)[a]	525	396,651
Magellan Midstream Partners LP
4.25%, 02/01/21	180	183,714
5.15%, 10/15/43 (Call 04/15/43)	250	229,290
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	146,201
3.38%, 10/01/22 (Call 07/01/22)	155	131,525
6.13%, 02/01/41 (Call 08/01/40)	240	192,633
6.65%, 10/01/36	246	211,460
8.63%, 03/01/19	180	202,166
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	330,457
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	171,213
3.65%, 06/01/22 (Call 03/01/22)	250	229,907
3.85%, 10/15/23 (Call 07/15/23)[a]	186	168,042
4.30%, 01/31/43 (Call 07/31/42)	200	139,933
4.90%, 02/15/45 (Call 08/15/44)	200	153,687
5.15%, 06/01/42 (Call 12/01/41)	90	70,962
8.75%, 05/01/19	130	147,506
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	700	703,689
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	163	167,536
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	147,428
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	227	195,853

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.20%, 04/15/18	$250	$266,241
8.00%, 10/01/19	250	286,097
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	150	137,215
4.60%, 06/15/21 (Call 03/15/21)	200	202,296
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	250,388
6.10%, 02/15/42	250	210,093
TC PipeLines LP
4.65%, 06/15/21 (Call 03/15/21)	100	98,535
Texas Eastern Transmission LP
7.00%, 07/15/32	225	268,866
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	64,997
2.50%, 08/01/22	450	420,901
3.80%, 10/01/20	85	88,990
4.63%, 03/01/34 (Call 12/01/33)	270	253,358
5.85%, 03/15/36	200	213,572
6.20%, 10/15/37	207	226,701
6.35%, 05/15/67 (Call 05/15/17)[e]	136	110,840
6.50%, 08/15/18	175	194,765
7.63%, 01/15/39[a]	185	238,994
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	428,178
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	292	231,410
4.55%, 06/24/24 (Call 03/24/24)	327	264,870
8.75%, 03/15/32	109	104,640
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	164,029
4.30%, 03/04/24 (Call 12/04/23)	550	476,135
5.25%, 03/15/20[a]	300	300,484
5.80%, 11/15/43 (Call 05/15/43)	225	175,148
6.30%, 04/15/40	442	368,065
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)[a]	450	446,625
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	140	147,117

		22,611,445
REAL ESTATE — 0.18%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	270	268,577
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	500	496,199
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	200	199,719
5.88%, 06/15/17	79	83,633
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	450	429,344

		1,477,472
REAL ESTATE INVESTMENT TRUSTS — 2.13%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	246,990
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	100	99,350
3.45%, 09/15/21	277	277,635
4.00%, 06/01/25 (Call 03/01/25)	400	397,836
4.50%, 01/15/18	112	117,484
5.00%, 02/15/24	106	113,199

Security	Principal (000s)	Value

5.05%, 09/01/20	$100	$108,522
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	147,550
3.50%, 11/15/24 (Call 08/15/24)	200	200,462
3.95%, 01/15/21 (Call 10/15/20)	50	52,126
5.70%, 03/15/17	125	131,202
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	342	332,948
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	100	103,856
3.80%, 02/01/24 (Call 11/01/23)[a]	200	203,158
4.13%, 05/15/21 (Call 02/15/21)	175	184,381
5.88%, 10/15/19 (Call 07/17/19)	200	222,352
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	131	128,025
4.95%, 04/15/18 (Call 03/15/18)	200	208,666
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	95,873
4.25%, 01/15/24 (Call 10/15/23)	146	150,542
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	252,881
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	150	151,754
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	225	233,236
Digital Delta Holdings LLC
4.75%, 10/01/25 (Call 07/01/25)[c]	250	252,504
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	210	224,286
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	225	231,685
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	238,610
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	250	259,064
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	194,391
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	150,727
4.75%, 07/15/20 (Call 04/15/20)	350	379,330
5.75%, 06/15/17	332	351,886
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	231	226,767
3.50%, 04/01/25 (Call 01/01/25)	100	96,593
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	100,814
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	277	268,136
4.00%, 06/01/25 (Call 03/01/25)	154	149,968
4.25%, 11/15/23 (Call 08/15/23)	250	250,507
5.38%, 02/01/21 (Call 11/03/20)	250	273,327
6.70%, 01/30/18	75	81,929
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	350	361,864
6.70%, 01/15/18 (Call 07/15/17)	125	132,907
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	440	423,108
Series D
3.75%, 10/15/23 (Call 07/15/23)	135	129,912
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	77,813
4.80%, 07/15/18 (Call 05/15/18)	175	183,688

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	$150	$150,323
4.25%, 04/01/45 (Call 10/01/44)	75	69,101
4.30%, 02/01/18 (Call 11/01/17)	200	208,120
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	427,022
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	87,920
4.50%, 04/18/22 (Call 01/18/22)	160	154,656
7.75%, 08/15/19	212	241,811
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	206	198,920
5.50%, 07/15/21 (Call 04/15/21)	200	220,410
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	500	521,875
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	200	210,179
4.50%, 08/15/17	120	126,600
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	534,460
6.75%, 08/15/19	125	142,706
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	450	425,059
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	202,012
2.50%, 09/01/20 (Call 06/01/20)	250	250,259
2.75%, 02/01/23 (Call 11/01/22)	400	389,315
3.38%, 10/01/24 (Call 07/01/24)	230	230,950
4.25%, 10/01/44 (Call 04/01/44)[a]	80	78,439
5.65%, 02/01/20 (Call 11/01/19)	458	513,230
6.13%, 05/30/18 (Call 12/21/15)	197	219,137
6.75%, 02/01/40 (Call 11/01/39)	100	131,873
UDR Inc.
4.25%, 06/01/18	125	130,805
4.63%, 01/10/22 (Call 10/10/21)	250	266,566
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	225	204,506
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	200	199,452
4.75%, 06/01/21 (Call 03/01/21)	200	212,838
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	213,947
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	106,170
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	418,867
4.95%, 01/15/21 (Call 10/15/20)	262	281,613
5.25%, 01/15/22 (Call 10/15/21)	271	294,940
Weyerhaeuser Co.
4.63%, 09/15/23	250	262,074
6.88%, 12/15/33	175	197,994

		17,723,993
RETAIL — 2.91%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	150	155,327
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	105,218
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	147,057
3.25%, 04/15/25 (Call 01/15/25)	120	116,502
3.70%, 04/15/22 (Call 01/15/22)	206	210,888
Bed Bath & Beyond Inc.

Security	Principal (000s)	Value

3.75%, 08/01/24 (Call 05/01/24)	$100	$95,909
5.17%, 08/01/44 (Call 02/01/44)	150	129,308
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	200	205,578
Costco Wholesale Corp.
1.13%, 12/15/17	125	124,595
1.70%, 12/15/19	435	431,542
2.25%, 02/15/22	70	68,490
5.50%, 03/15/17	43	45,348
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	200,515
3.38%, 08/12/24 (Call 05/12/24)[a]	150	150,062
3.88%, 07/20/25 (Call 04/20/25)[a]	1,100	1,126,623
4.88%, 07/20/35 (Call 01/20/35)	250	260,316
5.13%, 07/20/45 (Call 01/20/45)	601	643,332
5.30%, 12/05/43 (Call 06/05/43)	400	434,923
5.75%, 06/01/17	980	1,042,814
6.25%, 06/01/27	178	211,564
Darden Restaurants Inc.
7.05%, 10/15/37	100	112,696
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	287,735
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	252	260,902
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	447,640
3.35%, 09/15/25 (Call 06/15/25)[a]	45	45,925
4.20%, 04/01/43 (Call 10/01/42)	146	146,712
4.25%, 04/01/46 (Call 10/01/45)[a]	200	202,730
4.40%, 04/01/21 (Call 01/01/21)	780	862,683
4.40%, 03/15/45 (Call 09/15/44)[a]	182	188,678
5.88%, 12/16/36	150	183,931
5.95%, 04/01/41 (Call 10/01/40)	440	552,510
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	167,040
4.25%, 07/17/25 (Call 04/17/25)[a]	100	98,295
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,688
3.12%, 04/15/22 (Call 01/15/22)	210	213,885
4.63%, 04/15/20 (Call 10/15/19)	152	166,167
5.50%, 10/15/35	175	202,364
6.65%, 09/15/37	500	651,625
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	184,614
3.88%, 01/15/22 (Call 10/15/21)	130	130,379
6.38%, 03/15/37[a]	283	292,198
6.65%, 07/15/24	205	238,599
7.00%, 02/15/28	50	58,952
McDonald’s Corp.
2.63%, 01/15/22	425	414,527
3.38%, 05/26/25 (Call 02/26/25)[a]	300	293,688
3.70%, 02/15/42	155	129,125
5.35%, 03/01/18	205	220,654
6.30%, 10/15/37	325	380,817
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	222	234,028
6.25%, 01/15/18	212	231,751
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	269,099
QVC Inc.
3.13%, 04/01/19	50	49,250
4.38%, 03/15/23	363	347,351
4.85%, 04/01/24	50	48,663
5.13%, 07/02/22	172	173,674

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	$160	$154,539
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	256	273,001
Target Corp.
4.00%, 07/01/42[a]	78	75,765
5.38%, 05/01/17	100	105,968
6.00%, 01/15/18	850	931,515
6.35%, 11/01/32[a]	117	146,923
6.50%, 10/15/37	300	390,441
7.00%, 01/15/38	325	444,873
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	295	285,801
2.75%, 06/15/21 (Call 04/15/21)	50	50,111
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	250	250,219
1.13%, 04/11/18	250	249,233
3.25%, 10/25/20	700	740,459
3.30%, 04/22/24 (Call 01/22/24)	350	360,879
4.00%, 04/11/43 (Call 10/11/42)	730	707,589
4.13%, 02/01/19[a]	150	161,814
4.25%, 04/15/21	192	212,295
5.00%, 10/25/40	220	243,771
5.25%, 09/01/35	535	611,470
5.63%, 04/15/41	480	573,503
5.80%, 02/15/18	400	439,489
6.20%, 04/15/38	330	417,324
6.50%, 08/15/37	340	442,591
Walgreen Co.
3.10%, 09/15/22	273	264,046
5.25%, 01/15/19	45	48,503
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	654	653,875
4.80%, 11/18/44 (Call 05/18/44)	475	433,533

		24,165,016
SEMICONDUCTORS — 0.69%
Altera Corp.
2.50%, 11/15/18	286	289,038
4.10%, 11/15/23	250	260,878
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	250	250,209
4.30%, 06/15/21	200	212,594
5.85%, 06/15/41	100	108,839
Broadcom Corp.
2.70%, 11/01/18	162	162,872
3.50%, 08/01/24 (Call 05/01/24)	134	132,325
4.50%, 08/01/34 (Call 02/01/34)	100	102,507
Intel Corp.
1.35%, 12/15/17	280	280,695
2.45%, 07/29/20	140	141,880
2.70%, 12/15/22	352	350,895
3.10%, 07/29/22	215	220,222
3.30%, 10/01/21	228	238,402
3.70%, 07/29/25 (Call 04/29/25)	500	519,794
4.80%, 10/01/41	492	515,204
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	415,907
QUALCOMM Inc.
1.40%, 05/18/18	205	202,802
2.25%, 05/20/20[a]	330	324,670

Security	Principal (000s)	Value

3.00%, 05/20/22	$210	$202,798
4.80%, 05/20/45 (Call 11/20/44)	400	331,648
Texas Instruments Inc.
1.65%, 08/03/19	255	252,162
1.75%, 05/01/20 (Call 04/01/20)	204	201,042

		5,717,383
SOFTWARE — 1.54%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	116,749
4.75%, 02/01/20	225	245,510
Autodesk Inc.
1.95%, 12/15/17	112	111,475
4.38%, 06/15/25 (Call 03/15/25)	195	193,582
CA Inc.
2.88%, 08/15/18	300	303,098
5.38%, 12/01/19	42	45,560
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	255	249,819
Fidelity National Information Services Inc.
2.00%, 04/15/18	226	222,861
3.88%, 06/05/24 (Call 03/05/24)	200	191,388
5.00%, 03/15/22 (Call 03/15/17)[a]	272	282,052
5.00%, 10/15/25 (Call 07/15/25)	500	514,657
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	161,807
4.75%, 06/15/21	100	107,781
Microsoft Corp.
1.63%, 12/06/18	306	308,051
1.85%, 02/12/20 (Call 01/12/20)	800	801,090
2.38%, 05/01/23 (Call 02/01/23)[a]	230	224,409
2.65%, 11/03/22 (Call 09/03/22)	575	576,817
3.00%, 10/01/20	380	398,755
3.13%, 11/03/25 (Call 08/03/25)	80	80,371
3.50%, 02/12/35 (Call 08/12/34)	365	337,483
3.50%, 11/15/42[a]	250	220,837
4.00%, 02/12/55 (Call 08/12/54)	360	320,962
4.20%, 06/01/19	222	241,291
4.20%, 11/03/35 (Call 05/03/35)	250	252,004
4.45%, 11/03/45 (Call 05/03/45)[a]	325	333,671
4.75%, 11/03/55 (Call 05/03/55)	100	101,263
5.20%, 06/01/39	150	168,190
5.30%, 02/08/41	342	391,438
Oracle Corp.
1.20%, 10/15/17[a]	290	290,770
2.25%, 10/08/19[a]	1,100	1,113,188
2.50%, 10/15/22	700	684,400
3.25%, 05/15/30 (Call 02/15/30)	500	466,485
3.40%, 07/08/24 (Call 04/08/24)	200	203,365
3.88%, 07/15/20	100	107,343
3.90%, 05/15/35 (Call 11/15/34)	290	274,100
4.30%, 07/08/34 (Call 01/08/34)	650	645,914
4.38%, 05/15/55 (Call 11/15/54)	100	93,017
4.50%, 07/08/44 (Call 01/08/44)	200	200,968
5.00%, 07/08/19	212	234,579
5.38%, 07/15/40	260	289,522
5.75%, 04/15/18	233	256,062
6.50%, 04/15/38	350	439,468

		12,802,152

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 4.54%
Alltel Corp.
7.88%, 07/01/32	$35	$42,968
America Movil SAB de CV
3.13%, 07/16/22	250	246,249
4.38%, 07/16/42[a]	500	457,739
5.00%, 10/16/19	300	325,384
5.00%, 03/30/20	50	54,636
6.13%, 11/15/37	150	168,887
6.13%, 03/30/40	100	113,439
AT&T Inc.
1.40%, 12/01/17[a]	250	248,598
1.60%, 02/15/17[a]	400	401,016
2.45%, 06/30/20 (Call 05/30/20)	400	395,620
2.63%, 12/01/22 (Call 09/01/22)	182	174,496
3.00%, 02/15/22	30	29,732
3.40%, 05/15/25 (Call 02/15/25)[a]	860	832,929
3.88%, 08/15/21	486	505,403
3.90%, 03/11/24 (Call 12/11/23)[a]	700	715,049
4.35%, 06/15/45 (Call 12/15/44)	400	350,086
4.45%, 05/15/21	284	303,761
4.50%, 05/15/35 (Call 11/15/34)	155	145,991
4.75%, 05/15/46 (Call 11/15/45)	286	266,867
5.35%, 09/01/40	278	277,244
5.50%, 02/01/18	480	517,804
5.80%, 02/15/19	300	333,187
6.30%, 01/15/38	351	392,482
6.40%, 05/15/38	82	92,025
6.45%, 06/15/34	500	567,382
6.50%, 09/01/37	492	562,137
6.55%, 02/15/39	600	686,322
BellSouth Corp.
6.00%, 11/15/34	450	463,957
BellSouth Telecommunications LLC
6.38%, 06/01/28	450	512,891
British Telecommunications PLC
5.95%, 01/15/18	400	433,293
9.63%, 12/15/30	353	518,407
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	281	277,082
Cisco Systems Inc.
1.10%, 03/03/17	400	400,067
3.50%, 06/15/25[a]	450	465,544
4.45%, 01/15/20	692	756,587
4.95%, 02/15/19	262	288,230
5.50%, 01/15/40	60	70,248
5.90%, 02/15/39	525	638,806
Corning Inc.
4.75%, 03/15/42[a]	106	101,402
5.75%, 08/15/40[a]	150	160,316
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	448,591
8.75%, 06/15/30	421	591,445
Embarq Corp.
8.00%, 06/01/36[a]	300	314,250
GTE Corp.
6.94%, 04/15/28	200	237,109
Harris Corp.
4.40%, 12/15/20	200	209,610
4.85%, 04/27/35 (Call 10/27/34)	65	63,753
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	148,621

Security	Principal (000s)	Value

4.60%, 03/15/21	$154	$158,688
5.95%, 03/15/41	50	47,197
Koninklijke KPN NV
8.38%, 10/01/30	250	327,668
Motorola Solutions Inc.
3.50%, 03/01/23	300	263,365
3.75%, 05/15/22	272	247,538
5.50%, 09/01/44	100	76,538
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	350,860
Orange SA
5.38%, 01/13/42	350	377,065
5.50%, 02/06/44 (Call 08/06/43)[a]	300	330,520
9.00%, 03/01/31	220	317,592
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	617,851
Qwest Corp.
6.75%, 12/01/21	377	395,850
6.88%, 09/15/33 (Call 12/31/15)	48	47,040
7.13%, 11/15/43 (Call 12/31/15)	100	99,750
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	428	431,224
6.80%, 08/15/18	180	201,740
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	600	612,770
4.57%, 04/27/23[a]	500	525,647
5.46%, 02/16/21[a]	200	224,540
5.88%, 07/15/19	210	233,210
Telefonica Europe BV
8.25%, 09/15/30	270	353,572
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	400	382,011
2.63%, 02/21/20[a]	950	956,408
3.45%, 03/15/21	150	154,345
3.50%, 11/01/21	368	377,793
3.50%, 11/01/24 (Call 08/01/24)	901	902,396
3.65%, 09/14/18	552	579,970
3.85%, 11/01/42 (Call 05/01/42)	1,650	1,392,590
4.40%, 11/01/34 (Call 05/01/34)	777	733,142
4.50%, 09/15/20[a]	150	162,361
5.01%, 08/21/54	800	751,067
5.15%, 09/15/23	850	948,578
5.85%, 09/15/35	780	858,544
6.00%, 04/01/41	257	286,551
6.10%, 04/15/18	220	241,990
6.40%, 09/15/33	1,100	1,278,622
6.40%, 02/15/38	350	406,973
6.55%, 09/15/43	707	850,036
7.75%, 12/01/30	925	1,231,106
Verizon Florida LLC
Series E
6.86%, 02/01/28[a]	500	453,615
Vodafone Group PLC
1.50%, 02/19/18	700	695,796
2.50%, 09/26/22	100	93,866
2.95%, 02/19/23	300	286,418
5.45%, 06/10/19	450	496,037
5.63%, 02/27/17	150	157,494
6.15%, 02/27/37	555	568,268

		37,793,844

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TEXTILES — 0.03%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	$250	$251,521

		251,521
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	54,117
Mattel Inc.
2.35%, 05/06/19	250	249,136
2.50%, 11/01/16	100	101,148
3.15%, 03/15/23 (Call 12/15/22)	100	95,466
4.35%, 10/01/20	100	104,855
5.45%, 11/01/41 (Call 05/01/41)	120	115,968

		720,690
TRANSPORTATION — 1.47%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)[a]	162	162,896
3.45%, 09/15/21 (Call 06/15/21)	178	182,927
3.65%, 09/01/25 (Call 06/01/25)	100	101,450
3.75%, 04/01/24 (Call 01/01/24)[a]	476	489,409
4.15%, 04/01/45 (Call 10/01/44)	300	276,132
4.45%, 03/15/43 (Call 09/15/42)	350	337,157
4.55%, 09/01/44 (Call 03/01/44)	650	635,739
4.90%, 04/01/44 (Call 10/01/43)	106	109,110
5.75%, 05/01/40 (Call 11/01/39)	92	104,074
6.15%, 05/01/37	37	43,420
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	150,518
2.95%, 11/21/24 (Call 08/21/24)	450	445,817
5.55%, 03/01/19	120	133,115
6.38%, 11/15/37[a]	250	324,948
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	187,069
4.80%, 09/15/35 (Call 03/15/35)	145	145,364
4.80%, 08/01/45 (Call 02/01/45)	25	24,497
5.95%, 05/15/37	102	113,950
7.13%, 10/15/31	175	214,758
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	250	250,006
3.70%, 10/30/20 (Call 07/30/20)	200	209,558
3.95%, 05/01/50 (Call 11/01/49)	200	170,625
4.10%, 03/15/44 (Call 09/15/43)[a]	252	231,438
4.25%, 06/01/21 (Call 03/01/21)	300	318,021
6.15%, 05/01/37	102	118,798
6.22%, 04/30/40	100	119,163
FedEx Corp.
2.63%, 08/01/22	500	486,985
4.00%, 01/15/24	186	194,270
4.50%, 02/01/65	325	282,217
5.10%, 01/15/44	100	103,507
8.00%, 01/15/19	92	107,996
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	250,014
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	250	236,528
Kansas City Southern Railway Co. (The)
4.95%, 08/15/45 (Call 02/15/45)	200	196,940
Norfolk Southern Corp.

Security	Principal (000s)	Value

3.00%, 04/01/22 (Call 01/01/22)	$350	$344,836
4.45%, 06/15/45 (Call 12/15/44)[a]	106	99,073
4.65%, 01/15/46 (Call 07/15/45)[a]	85	82,054
4.80%, 08/15/43 (Call 02/15/43)	186	183,758
4.84%, 10/01/41	403	398,733
5.90%, 06/15/19	282	315,747
7.70%, 05/15/17	30	32,574
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	201,178
2.50%, 03/01/18 (Call 02/01/18)	200	201,147
2.65%, 03/02/20 (Call 02/02/20)	75	74,089
3.50%, 06/01/17	100	102,271
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	401,096
3.38%, 02/01/35 (Call 08/01/34)	300	272,825
4.15%, 01/15/45 (Call 07/15/44)	225	222,390
4.16%, 07/15/22 (Call 04/15/22)	400	433,581
5.78%, 07/15/40	190	224,261
United Parcel Service Inc.
2.45%, 10/01/22	500	494,728
5.13%, 04/01/19	137	152,115
6.20%, 01/15/38	400	513,193

		12,208,065
TRUCKING & LEASING — 0.06%
GATX Corp.
4.85%, 06/01/21	200	211,297
5.20%, 03/15/44 (Call 09/15/43)	300	298,683

		509,980
WATER — 0.07%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	50,312
6.59%, 10/15/37	352	456,794
United Utilities PLC
6.88%, 08/15/28	100	116,243

		623,349

TOTAL CORPORATE BONDS & NOTES
(Cost: $706,217,353)		695,085,110

FOREIGN GOVERNMENT OBLIGATIONS[f] — 11.58%

BRAZIL — 0.43%
Brazilian Government International Bond
2.63%, 01/05/23	900	725,625
4.88%, 01/22/21[a]	250	242,500
5.00%, 01/27/45[a]	1,300	945,750
5.88%, 01/15/19[a]	300	315,375
6.00%, 01/17/17[a]	650	673,563
7.13%, 01/20/37[a]	252	242,550
8.00%, 01/15/18	73	76,562
8.25%, 01/20/34[a]	175	184,625
8.75%, 02/04/25	175	208,250

		3,614,800
CANADA — 1.35%
Canada Government International Bond
0.88%, 02/14/17	900	899,764
1.63%, 02/27/19	950	956,748

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Export Development Canada
1.00%, 05/15/17	$1,350	$1,350,886
1.63%, 12/03/19	200	200,044
Province of British Columbia Canada
1.20%, 04/25/17	400	401,043
2.65%, 09/22/21	355	364,852
7.25%, 09/01/36	50	75,556
Province of Manitoba Canada
2.10%, 09/06/22	750	732,121
4.90%, 12/06/16	150	155,107
Province of Nova Scotia
5.13%, 01/26/17	250	261,251
Province of Ontario Canada
1.10%, 10/25/17	550	548,485
1.20%, 02/14/18	850	847,074
3.20%, 05/16/24	800	831,430
4.00%, 10/07/19	400	430,695
4.40%, 04/14/20	450	495,133
4.95%, 11/28/16[a]	500	519,459
Province of Quebec Canada
2.63%, 02/13/23	300	300,310
2.75%, 08/25/21	75	76,644
2.88%, 10/16/24	500	506,163
3.50%, 07/29/20	505	537,263
5.13%, 11/14/16	188	195,273
7.50%, 09/15/29	345	499,237

		11,184,538
CHILE — 0.09%
Chile Government International Bond
3.13%, 03/27/25[a]	500	501,426
3.88%, 08/05/20	250	267,071

		768,497
COLOMBIA — 0.44%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	450,000
4.00%, 02/26/24 (Call 11/26/23)[a]	400	390,936
4.38%, 07/12/21[a]	400	408,362
5.00%, 06/15/45 (Call 12/15/44)	400	351,979
6.13%, 01/18/41	400	408,018
7.38%, 01/27/17[a]	500	532,876
7.38%, 03/18/19	500	567,897
7.38%, 09/18/37[a]	500	574,294

		3,684,362
GERMANY — 0.22%
FMS Wertmanagement AoeR
0.63%, 01/30/17	1,300	1,296,043
1.63%, 11/20/18[a]	500	502,829

		1,798,872
ISRAEL — 0.07%
Israel Government International Bond
4.50%, 01/30/43	500	507,500

Security	Principal (000s)	Value

5.13%, 03/26/19	$30	$33,188

		540,688
ITALY — 0.23%
Italy Government International Bond
5.25%, 09/20/16	350	360,913
5.38%, 06/12/17	675	713,209
5.38%, 06/15/33[a]	600	688,080
6.88%, 09/27/23	125	156,012

		1,918,214
JAPAN — 0.42%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	598,145
1.75%, 05/29/19	650	647,610
2.13%, 02/10/25	950	905,251
Japan Finance Corp.
2.13%, 02/07/19	800	808,747
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	526,734

		3,486,487
MEXICO — 0.76%
Mexico Government International Bond
3.60%, 01/30/25[a]	450	444,128
3.63%, 03/15/22[a]	200	202,191
4.75%, 03/08/44	1,100	1,036,439
5.13%, 01/15/20	710	776,274
5.55%, 01/21/45	1,350	1,418,460
5.63%, 01/15/17	602	629,684
5.95%, 03/19/19	665	742,013
6.05%, 01/11/40[a]	450	506,922
6.75%, 09/27/34	325	399,284
7.50%, 04/08/33[a]	120	160,080

		6,315,475
PANAMA — 0.22%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	500	503,269
5.20%, 01/30/20	500	540,997
6.70%, 01/26/36	655	797,128

		1,841,394
PERU — 0.19%
Peruvian Government International Bond
5.63%, 11/18/50	450	476,932
6.55%, 03/14/37[a]	180	213,498
7.13%, 03/30/19	150	172,470
7.35%, 07/21/25[a]	400	508,515
8.75%, 11/21/33[a]	155	222,936

		1,594,351
PHILIPPINES — 0.38%
Philippine Government International Bond
3.95%, 01/20/40	1,250	1,271,875
4.00%, 01/15/21[a]	900	976,500
6.38%, 10/23/34	700	925,750

		3,174,125

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

POLAND — 0.26%
Poland Government International Bond
4.00%, 01/22/24[a]	$550	$582,175
5.00%, 03/23/22	355	395,353
5.13%, 04/21/21[a]	550	614,872
6.38%, 07/15/19	475	546,668

		2,139,068
SOUTH AFRICA — 0.21%
South Africa Government International Bond
5.38%, 07/24/44	650	622,375
5.50%, 03/09/20[a]	300	318,633
6.88%, 05/27/19[a]	750	826,598

		1,767,606
SOUTH KOREA — 0.36%
Export-Import Bank of Korea
2.88%, 01/21/25[a]	300	293,037
3.25%, 08/12/26	200	200,727
4.00%, 01/11/17	500	513,121
5.00%, 04/11/22	500	561,836
5.13%, 06/29/20	250	278,612
Republic of Korea
4.13%, 06/10/44[a]	250	284,948
7.13%, 04/16/19	750	875,745

		3,008,026
SUPRANATIONAL — 5.03%
African Development Bank
0.88%, 03/15/18	420	417,269
1.13%, 03/15/17	1,000	1,002,512
2.38%, 09/23/21	359	366,962
Asian Development Bank
1.13%, 03/15/17	1,250	1,253,124
1.63%, 08/26/20[a]	500	497,427
1.75%, 03/21/19	900	908,392
1.88%, 10/23/18	455	462,012
2.00%, 01/22/25	1,200	1,166,366
Corp. Andina de Fomento
4.38%, 06/15/22	559	601,708
Council of Europe Development Bank
1.00%, 03/07/18	600	597,338
1.50%, 02/22/17	1,150	1,158,327
European Bank for Reconstruction & Development
1.00%, 02/16/17	450	450,557
1.75%, 06/14/19	1,500	1,510,301
European Investment Bank
0.88%, 04/18/17	2,700	2,697,397
1.00%, 12/15/17	1,150	1,146,257
1.00%, 06/15/18	1,400	1,389,936
1.13%, 09/15/17	1,850	1,851,056
1.25%, 05/15/18	500	499,707
1.38%, 06/15/20	700	686,995
1.75%, 06/17/19	1,500	1,509,291
1.88%, 02/10/25	1,100	1,054,178
2.25%, 08/15/22	750	755,401

Security	Principal (000s)	Value

2.50%, 04/15/21	$200	$205,591
2.50%, 10/15/24[a]	675	685,631
2.88%, 09/15/20	830	869,981
4.00%, 02/16/21	450	496,157
4.88%, 01/17/17	120	125,371
4.88%, 02/15/36	350	437,615
5.13%, 05/30/17	210	222,875
Inter-American Development Bank
0.88%, 03/15/18[a]	2,200	2,186,185
1.13%, 03/15/17[a]	825	827,378
2.13%, 01/15/25[a]	200	196,447
3.00%, 02/21/24	1,300	1,373,502
3.88%, 02/14/20	600	653,310
4.38%, 01/24/44	500	593,428
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,950	1,947,881
1.13%, 07/18/17	1,500	1,503,944
1.88%, 03/15/19	1,175	1,191,199
2.13%, 03/03/25	500	490,998
2.50%, 11/25/24[a]	700	711,157
2.50%, 07/29/25	750	760,798
7.63%, 01/19/23	700	949,018
Series GDIF
1.63%, 02/10/22	500	488,419
International Finance Corp.
1.75%, 09/16/19[a]	1,300	1,309,069
2.13%, 11/17/17	900	918,283
Nordic Investment Bank
0.75%, 01/17/18	650	645,520
1.00%, 03/07/17	42	42,046

		41,814,316
SWEDEN — 0.12%
Svensk Exportkredit AB
1.13%, 04/05/18	900	895,982
5.13%, 03/01/17	135	141,940

		1,037,922
TURKEY — 0.67%
Turkey Government International Bond
3.25%, 03/23/23	1,600	1,470,000
4.88%, 04/16/43	1,500	1,320,000
5.63%, 03/30/21	200	212,800
5.75%, 03/22/24[a]	600	638,580
6.63%, 02/17/45	900	1,010,250
6.75%, 04/03/18	450	486,265
6.75%, 05/30/40	200	223,250
7.50%, 07/14/17	200	214,874

		5,576,019
URUGUAY — 0.13%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	512,500
5.10%, 06/18/50[a]	600	534,000

		1,046,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $98,286,300)		96,311,260

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 3.07%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41		$225	$258,732

			258,732
CALIFORNIA — 0.89%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49		50	66,807
6.91%, 10/01/50		100	136,834
Series S1
6.79%, 04/01/30		240	296,935
7.04%, 04/01/50		130	176,927
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40		225	274,309
County of Sonoma CA RB
Series A
6.00%, 12/01/29	(GTD)	250	293,965
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40		180	227,862
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49		175	249,151
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39		60	73,570
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33		40	51,921
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45		130	177,793
6.60%, 07/01/50		95	130,196
Los Angeles Department of Water RB BAB
6.01%, 07/01/39		110	134,984
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34		180	217,811
6.76%, 07/01/34		175	231,145
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41		200	270,712
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48		250	317,050
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		100	129,397
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32		100	121,098
State of California GO
6.20%, 03/01/19		400	454,492
State of California GO BAB
5.70%, 11/01/21		200	233,278
7.50%, 04/01/34		180	255,238
7.55%, 04/01/39		505	745,845
7.60%, 11/01/40		690	1,037,125
7.70%, 11/01/30	(Call 11/01/20)	240	292,798
University of California RB
Series AD
4.86%, 05/15/12		200	188,138
Series AN
4.77%, 05/15/44	(Call 05/15/24)[a]	200	203,108
University of California RB BAB

Security	Principal (000s)	Value

5.77%, 05/15/43	$225	$275,589
5.95%, 05/15/45	100	122,351

		7,386,429
COLORADO — 0.01%
Colorado Bridge Enterprise RB BAB
Series A
6.08%, 12/01/40	100	125,532

		125,532
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	180	212,765
State of Connecticut GO BAB
5.09%, 10/01/30	150	165,893

		378,658
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	148,374

		148,374
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	360	365,126

		365,126
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	250	301,317
Project M, Series 2010A
6.66%, 04/01/57	200	237,742
State of Georgia GO BAB
Series H
4.50%, 11/01/25	200	223,516

		762,575
ILLINOIS — 0.38%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	394,570
City of Chicago IL GO
Series B
6.31%, 01/01/44	100	97,146
Series C
7.78%, 01/01/35	125	138,315
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	105	121,907
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	58,083

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Illinois State Toll Highway Authority RB BAB
Series B
5.85%, 12/01/34		$105	$128,490
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38		75	85,511
State of Illinois GO
4.95%, 06/01/23		300	301,605
5.10%, 06/01/33		375	355,687
5.37%, 03/01/17		150	154,889
5.88%, 03/01/19		360	386,143
State of Illinois GO BAB
Series 3
6.73%, 04/01/35		100	105,087
Series 5
7.35%, 07/01/35		750	822,457

			3,149,890
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43		100	128,242

			128,242
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31		230	244,009
Series E
4.20%, 12/01/21		85	92,092
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40		100	125,127
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39		205	251,621

			712,849
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34		100	114,138

			114,138
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41		40	51,312

			51,312
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45		40	55,356

			55,356
NEW JERSEY — 0.26%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	300	343,764
Series B
0.00%, 02/15/20	(AGM)	300	256,887

Security		Principal (000s)	Value

0.00%, 02/15/23	(AGM)	$370	$265,560
0.00%, 02/15/24	(AGM)	200	135,462
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41		77	106,283
Series F
7.41%, 01/01/40		135	192,430
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40		150	158,622
Series C
5.75%, 12/15/28		250	259,108
6.10%, 12/15/28	(Call 12/15/20)	300	312,258
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		100	116,800

			2,147,174
NEW YORK — 0.51%
City of New York NY GO BAB
5.85%, 06/01/40		500	624,155
5.97%, 03/01/36[a]		150	182,747
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39		160	210,602
7.34%, 11/15/39		150	218,356
Series C-1
6.69%, 11/15/40		155	204,947
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		85	101,765
5.57%, 11/01/38		300	361,374
New York City Water & Sewer System RB BAB
5.44%, 06/15/43		125	152,575
5.75%, 06/15/41		320	405,981
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		180	216,484
Series H
5.43%, 03/15/39		200	233,196
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		275	333,762
Port Authority of New York & New Jersey RB
4.46%, 10/01/62[a]		250	242,462
4.93%, 10/01/51		225	238,761
5.86%, 12/01/24		250	303,080
6.04%, 12/01/29		150	182,202

			4,212,449
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34		100	103,699

			103,699
OHIO — 0.11%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50		185	244,317
8.08%, 02/15/50		100	146,723
Series E
6.27%, 02/15/50		90	103,128
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40	(Call 11/15/20)	100	113,765
Ohio State University (The) RB BAB
4.91%, 06/01/40		270	302,435

			910,368

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

Security		Principal (000s)	Value

OREGON — 0.09%
Oregon School Boards Association GOL
4.76%, 06/30/28	(AMBAC GTD)	$230	$254,201
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34		225	284,490
State of Oregon GO
5.89%, 06/01/27[a]		200	241,620

			780,311
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26		300	322,716
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45		40	46,552

			369,268
SOUTH CAROLINA — 0.03%
South Carolina State Public Service Authority RB BAB Series C
6.45%, 01/01/50		200	247,808

			247,808
TEXAS — 0.30%
City of Houston TX GOL Series A
6.29%, 03/01/32[a]		145	178,618
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41		225	275,296
Series C
5.99%, 02/01/39		130	168,337
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		175	225,894
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44		100	120,449
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		225	310,158
State of Texas GO BAB
5.52%, 04/01/39		120	150,100
Series A
4.63%, 04/01/33		300	333,618
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26		100	115,070
5.18%, 04/01/30		180	213,365
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41	(Call 08/15/19)	135	151,030
Series D
5.13%, 08/15/42		220	259,866

			2,501,801

Security	Principal or Shares (000s)	Value

UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	$75	$84,041

84,041
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	304,372
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	61,509

365,881
WISCONSIN — 0.02%
State of Wisconsin RB Series A
5.70%, 05/01/26	(AGM)	125	145,641

145,641

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $25,046,603)	25,505,654

SHORT-TERM INVESTMENTS — 12.15%

MONEY MARKET FUNDS — 12.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,g,h]	89,487	89,487,140
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,g,h]	7,723	7,722,533
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,g]	3,867	3,867,269

101,076,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,076,942)	101,076,942

TOTAL INVESTMENTS IN SECURITIES — 110.38%
(Cost: $930,627,198)	917,978,966
Other Assets, Less Liabilities — (10.38)%	(86,347,401)

NET ASSETS — 100.00%	$831,631,565

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2015

BAB — Build America Bond

GO — General Obligation

GTD — Guaranteed by the Commonwealth, County or State

RB — Revenue Bond

Insured by:

AMBAC — Ambac Assurance Corp.

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

159

Schedule of Investments  (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 36.16%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$24,474
4.20%, 04/15/24	50	49,826
Omnicom Group Inc.
3.63%, 05/01/22	25	25,265
WPP Finance 2010
3.75%, 09/19/24	50	49,964

		149,529
AEROSPACE & DEFENSE — 0.45%
Boeing Co. (The)
0.95%, 05/15/18	75	74,265
2.85%, 10/30/24 (Call 07/30/24)	50	49,768
6.00%, 03/15/19	50	56,666
Embraer Netherlands Finance BV
5.05%, 06/15/25	50	47,500
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	25	22,898
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	50	47,469
5.20%, 10/15/19	100	105,711
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	100	96,217
4.07%, 12/15/42	33	30,504
Series B
6.15%, 09/01/36	25	30,070
Northrop Grumman Corp.
1.75%, 06/01/18	50	49,761
3.50%, 03/15/21	50	51,695
4.75%, 06/01/43	25	25,545
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,462
3.13%, 10/15/20	30	31,197
4.20%, 12/15/44 (Call 06/15/44)	25	24,878
United Technologies Corp.
1.78%, 05/04/18[a]	250	248,533
1.80%, 06/01/17[b]	60	60,439
3.10%, 06/01/22	50	50,978
4.50%, 06/01/42	100	100,628
6.05%, 06/01/36[b]	26	31,401

		1,260,585
AGRICULTURE — 0.48%
Altria Group Inc.
2.95%, 05/02/23	100	97,588
5.38%, 01/31/44	50	53,609
9.25%, 08/06/19	50	61,387
9.95%, 11/10/38	50	80,659
Archer-Daniels-Midland Co.
4.02%, 04/16/43	50	47,346
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	20	20,208
3.50%, 11/24/20 (Call 10/24/20)	45	45,090

Security	Principal (000s)	Value

Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	$75	$74,759
Philip Morris International Inc.
1.88%, 01/15/19[b]	150	150,088
2.50%, 08/22/22	25	24,559
4.25%, 11/10/44	50	48,386
4.38%, 11/15/41	25	24,526
4.88%, 11/15/43	25	26,485
5.65%, 05/16/18	140	153,695
6.38%, 05/16/38	25	31,216
Reynolds American Inc.
3.25%, 06/12/20	50	51,154
4.75%, 11/01/42[b]	25	23,940
5.70%, 08/15/35 (Call 02/15/35)	150	163,842
5.85%, 08/15/45 (Call 02/15/45)	25	27,791
6.88%, 05/01/20[c]	100	115,890
7.25%, 06/15/37[b]	26	31,703

		1,353,921
AIRLINES — 0.16%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	71	70,284
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	29	28,732
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]	32	33,188
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	104,828
United Airlines 2015-1 Class AA Pass Through Trust
3.45%, 06/01/29	200	203,000

		440,032
APPAREL — 0.04%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	100	96,867
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	25	24,911

		121,778
AUTO MANUFACTURERS — 0.68%
American Honda Finance Corp.
2.15%, 03/13/20[b]	100	99,166
2.25%, 08/15/19	25	25,084
Daimler Finance North America LLC
8.50%, 01/18/31	50	71,778
Ford Motor Co.
7.45%, 07/16/31	50	62,550
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	198,595
3.20%, 01/15/21	250	249,333
4.13%, 08/04/25	200	200,383
General Motors Co.
4.88%, 10/02/23	100	103,320
5.20%, 04/01/45	50	47,480
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	99,030
3.15%, 01/15/20 (Call 12/15/19)	100	98,834

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.25%, 05/15/18	$100	$100,877
3.70%, 11/24/20 (Call 10/24/20)	45	45,130
PACCAR Financial Corp.
1.40%, 05/18/18	50	49,547
1.45%, 03/09/18	50	49,747
Toyota Motor Credit Corp.
1.25%, 10/05/17	100	99,843
1.45%, 01/12/18	100	100,047
2.10%, 01/17/19	50	50,446
3.30%, 01/12/22[b]	110	113,888
3.40%, 09/15/21	40	41,587

		1,906,665
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	50	44,519
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	50,445
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	24,026
4.25%, 03/01/21	50	52,135

		171,125
BANKS — 8.35%
Abbey National Treasury Services PLC/ United Kingdom
3.05%, 08/23/18	100	102,834
4.00%, 03/13/24[b]	100	104,522
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	84,940
Australia & New Zealand Banking Group Ltd./ New York NY
2.25%, 06/13/19	50	50,160
2.70%, 11/16/20	250	251,556
Bank of America Corp.
1.70%, 08/25/17	100	100,057
2.60%, 01/15/19	600	606,374
4.00%, 01/22/25	350	346,833
4.13%, 01/22/24	133	138,464
4.25%, 10/22/26	125	125,112
5.00%, 05/13/21	100	109,799
5.00%, 01/21/44	30	32,033
5.42%, 03/15/17	100	104,410
5.63%, 07/01/20	50	56,068
5.65%, 05/01/18	200	216,754
5.70%, 01/24/22	50	57,165
5.75%, 12/01/17	100	107,426
6.40%, 08/28/17	208	224,265
Series L
4.75%, 04/21/45[b]	150	147,211
Bank of Montreal
1.40%, 04/10/18[b]	35	34,616
2.38%, 01/25/19 (Call 12/25/18)[b]	125	126,367
2.50%, 01/11/17	100	101,223
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20	75	75,086
2.60%, 08/17/20 (Call 07/17/20)	310	312,761
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	75	74,582
2.05%, 06/05/19	50	49,907
2.35%, 10/21/20	100	99,152
4.38%, 01/13/21[b]	25	26,981

Security	Principal (000s)	Value

Barclays Bank PLC
5.13%, 01/08/20	$100	$110,769
Barclays PLC
2.88%, 06/08/20	50	50,104
3.65%, 03/16/25	200	193,859
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,289
2.45%, 01/15/20 (Call 12/15/19)	50	50,181
3.95%, 03/22/22 (Call 02/22/22)	100	105,535
BNP Paribas SA
2.70%, 08/20/18	200	203,274
5.00%, 01/15/21	120	133,085
BPCE SA
2.50%, 07/15/19	250	252,113
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	20	19,863
Capital One Financial Corp.
3.50%, 06/15/23[b]	75	74,904
4.20%, 10/29/25 (Call 09/29/25)	100	99,522
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	247,472
Citigroup Inc.
1.55%, 08/14/17	50	49,902
1.80%, 02/05/18	125	124,900
2.50%, 07/29/19	100	100,503
2.55%, 04/08/19	175	176,767
2.65%, 10/26/20	100	99,609
3.50%, 05/15/23	200	196,909
3.75%, 06/16/24[b]	84	85,979
3.88%, 03/26/25	100	97,742
4.00%, 08/05/24	36	35,896
4.45%, 09/29/27	50	50,001
4.50%, 01/14/22	200	215,848
4.65%, 07/30/45	75	75,973
5.30%, 05/06/44	25	26,211
5.50%, 09/13/25	75	82,126
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	50	50,313
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	101,692
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	225	236,432
4.38%, 08/04/25	250	254,448
Credit Suisse AG/New York NY
5.40%, 01/14/20[b]	100	110,229
6.00%, 02/15/18	125	134,390
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[b,c]	250	244,230
3.80%, 09/15/22[c]	150	150,898
Deutsche Bank AG
2.95%, 08/20/20	50	50,097
Deutsche Bank AG/London
1.88%, 02/13/18	100	99,673
3.70%, 05/30/24[b]	75	75,276
6.00%, 09/01/17	72	77,073
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	50	51,650
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,371
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	100	101,355
2.55%, 10/23/19	50	50,322
2.60%, 04/23/20 (Call 03/23/20)	45	45,136

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.63%, 01/31/19	$100	$101,581
2.75%, 09/15/20 (Call 08/15/20)[b]	550	551,798
2.90%, 07/19/18	100	102,537
3.63%, 01/22/23	100	102,439
3.75%, 05/22/25 (Call 02/22/25)[b]	125	126,569
4.80%, 07/08/44 (Call 01/08/44)	250	251,169
5.15%, 05/22/45	100	99,408
6.13%, 02/15/33	25	29,763
6.15%, 04/01/18	160	175,223
6.75%, 10/01/37	31	37,182
HSBC Holdings PLC
5.25%, 03/14/44[b]	200	210,028
6.10%, 01/14/42	75	94,140
HSBC USA Inc.
1.30%, 06/23/17	100	99,637
2.38%, 11/13/19	350	350,256
3.50%, 06/23/24	100	100,594
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,522
JPMorgan Chase & Co.
2.00%, 08/15/17	100	100,693
2.20%, 10/22/19	50	49,804
2.55%, 10/29/20 (Call 09/29/20)	100	99,517
2.75%, 06/23/20 (Call 05/23/20)	100	101,030
3.13%, 01/23/25 (Call 10/23/24)	75	73,162
3.38%, 05/01/23	100	98,614
3.88%, 09/10/24	300	301,224
3.90%, 07/15/25 (Call 04/15/25)[b]	550	568,820
4.25%, 10/15/20	120	128,235
4.95%, 03/25/20	100	109,468
5.60%, 07/15/41	55	64,149
Series H
1.70%, 03/01/18 (Call 02/01/18)	250	249,464
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	50	49,888
5.10%, 03/24/21[b]	100	109,543
KfW
0.00%, 06/29/37	100	50,409
0.63%, 12/15/16	100	99,767
0.75%, 03/17/17	200	199,561
1.00%, 01/26/18	100	99,652
1.50%, 04/20/20	100	99,018
1.88%, 06/30/20	650	652,737
2.00%, 05/02/25[b]	100	96,791
2.38%, 08/25/21	100	102,026
2.63%, 01/25/22	100	103,338
2.75%, 09/08/20	150	156,380
4.00%, 01/27/20	450	491,132
Korea Development Bank (The)
1.50%, 01/22/18	200	198,592
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	149,278
2.38%, 06/10/25	100	99,599
Lloyds Bank PLC
1.75%, 05/14/18	100	99,815
3.50%, 05/14/25	200	200,811
4.20%, 03/28/17	30	30,943
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	250,329
Morgan Stanley
1.88%, 01/05/18	70	70,169
2.50%, 01/24/19	100	101,194
3.75%, 02/25/23	500	516,985

Security	Principal (000s)	Value

4.00%, 07/23/25	$135	$139,817
4.30%, 01/27/45	30	28,938
4.75%, 03/22/17	20	20,776
4.88%, 11/01/22	200	215,494
5.45%, 01/09/17	100	104,103
5.50%, 01/26/20	100	111,320
5.50%, 07/28/21	120	135,465
6.25%, 08/09/26	100	119,222
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	50,822
National Australia Bank Ltd./New York
2.75%, 03/09/17	250	253,964
Northern Trust Corp.
2.38%, 08/02/22	40	39,405
Oesterreichische Kontrollbank AG
1.38%, 02/10/20[b]	200	196,836
5.00%, 04/25/17	100	105,591
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[d]	250	248,871
3.25%, 06/01/25 (Call 05/02/25)[b,d]	250	249,610
PNC Funding Corp.
4.38%, 08/11/20[d]	50	54,230
Royal Bank of Canada
1.50%, 01/16/18	100	99,839
2.20%, 07/27/18	25	25,208
2.35%, 10/30/20	100	99,422
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[b]	100	113,831
6.13%, 01/11/21	50	58,630
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)[b]	50	50,961
State Street Corp.
3.70%, 11/20/23	100	104,069
4.96%, 03/15/18	25	26,341
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	248,319
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,333
3.50%, 01/20/17 (Call 12/20/16)	100	101,884
6.00%, 09/11/17	28	29,942
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	100	98,762
2.13%, 07/02/19[b]	200	199,790
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	243,681
UBS AG/Stamford CT
5.75%, 04/25/18	300	325,292
5.88%, 12/20/17	100	107,783
Wachovia Corp.
5.75%, 06/15/17	35	37,278
5.75%, 02/01/18	100	108,405
Wells Fargo & Co.
2.10%, 05/08/17	400	404,501
2.15%, 01/15/19[b]	200	200,869
3.55%, 09/29/25	100	100,914
3.90%, 05/01/45	250	230,669
4.10%, 06/03/26	250	253,430
4.90%, 11/17/45	50	50,955
5.61%, 01/15/44	125	139,428
Westpac Banking Corp.
1.60%, 01/12/18	150	149,605
2.25%, 07/30/18	50	50,482
2.30%, 05/26/20[b]	100	99,723

		23,449,372

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BEVERAGES — 0.71%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	$100	$100,287
2.63%, 01/17/23	300	288,164
4.63%, 02/01/44[b]	50	50,199
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,264
5.00%, 04/15/20	20	21,966
7.75%, 01/15/19	60	69,627
8.20%, 01/15/39	43	61,357
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	48,804
Coca-Cola Co. (The)
2.45%, 11/01/20	150	153,107
2.88%, 10/27/25	45	44,182
3.20%, 11/01/23	50	51,809
3.30%, 09/01/21	50	52,580
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	100,137
Diageo Capital PLC
1.50%, 05/11/17	50	50,081
2.63%, 04/29/23 (Call 01/29/23)[b]	100	97,139
4.83%, 07/15/20[b]	50	54,809
5.88%, 09/30/36	41	48,633
Dr. Pepper Snapple Group Inc.
6.82%, 05/01/18	100	111,246
Molson Coors Brewing Co.
3.50%, 05/01/22	50	50,517
PepsiCo Inc.
1.25%, 08/13/17	20	20,035
1.25%, 04/30/18	50	49,814
2.15%, 10/14/20 (Call 09/14/20)	50	49,872
2.75%, 03/01/23	50	49,871
2.75%, 04/30/25 (Call 01/30/25)	50	48,623
4.45%, 04/14/46 (Call 10/14/45)	100	102,516
5.00%, 06/01/18	100	108,615
5.50%, 01/15/40[b]	50	57,964
7.90%, 11/01/18	30	35,198

		1,996,416
BIOTECHNOLOGY — 0.55%
Amgen Inc.
2.13%, 05/15/17	75	75,654
2.70%, 05/01/22 (Call 03/01/22)	300	293,082
3.63%, 05/15/22 (Call 02/15/22)	25	25,638
4.95%, 10/01/41	50	49,641
5.15%, 11/15/41 (Call 05/15/41)	60	61,031
6.40%, 02/01/39	75	88,165
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	100	100,452
6.88%, 03/01/18	50	55,151
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	49,481
4.00%, 08/15/23	250	257,189
4.63%, 05/15/44 (Call 11/15/43)	25	23,479
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,200
2.55%, 09/01/20	40	40,276

Security	Principal (000s)	Value

3.50%, 02/01/25 (Call 11/01/24)	$50	$50,308
4.40%, 12/01/21 (Call 09/01/21)	25	27,146
4.50%, 02/01/45 (Call 08/01/44)	25	24,328
4.60%, 09/01/35 (Call 03/01/35)	250	253,853
5.65%, 12/01/41 (Call 06/01/41)	25	28,109

		1,553,183
BUILDING MATERIALS — 0.05%
CRH America Inc.
5.75%, 01/15/21	50	56,089
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	70,046
7.00%, 12/01/36	25	27,965

		154,100
CHEMICALS — 0.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	100	96,590
4.90%, 06/01/43 (Call 12/01/42)	25	22,888
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	30,717
CF Industries Inc.
5.38%, 03/15/44	75	69,614
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	50	47,598
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	50	48,664
4.25%, 11/15/20 (Call 08/15/20)	50	53,210
4.25%, 10/01/34 (Call 04/01/34)	50	45,631
4.63%, 10/01/44 (Call 04/01/44)	100	91,601
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	150	147,693
Ecolab Inc.
3.00%, 12/08/16	50	50,916
4.35%, 12/08/21	100	106,899
EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]	56	53,180
3.63%, 01/15/21[b]	250	259,708
LYB International Finance BV
5.25%, 07/15/43[b]	50	50,074
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	50	42,640
Monsanto Co.
2.13%, 07/15/19	100	98,929
2.85%, 04/15/25 (Call 01/15/25)[b]	25	22,919
4.40%, 07/15/44 (Call 01/15/44)	25	21,541
5.50%, 08/15/25	50	55,474
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	50,167
5.45%, 11/15/33 (Call 05/15/33)	20	20,340
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	92,869
3.25%, 12/01/17	30	30,758
5.63%, 12/01/40[b]	30	32,214
PPG Industries Inc.
3.60%, 11/15/20	50	51,012
Praxair Inc.
2.25%, 09/24/20	50	49,693
2.45%, 02/15/22 (Call 11/15/21)[b]	75	73,265
Sherwin-Williams Co. (The)
1.35%, 12/15/17	50	49,516

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	$30	$28,580
4.40%, 02/01/45 (Call 08/01/44)	25	22,359

		1,917,259
COMMERCIAL SERVICES — 0.24%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	40,312
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	50,678
Catholic Health Initiatives
4.35%, 11/01/42	100	92,676
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	23,824
MasterCard Inc.
3.38%, 04/01/24	25	25,465
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	101,162
Princeton University
Series A
4.95%, 03/01/19	40	43,886
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	100,322
4.25%, 08/15/24 (Call 05/15/24)	50	49,928
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[b]	50	48,762
Western Union Co. (The)
5.25%, 04/01/20	84	90,727

		667,742
COMPUTERS — 0.62%
Apple Inc.
1.00%, 05/03/18	75	74,541
1.05%, 05/05/17[b]	250	250,473
3.20%, 05/13/25	40	40,459
3.45%, 05/06/24	55	56,958
3.85%, 05/04/43	200	184,995
4.38%, 05/13/45	100	100,422
Computer Sciences Corp.
4.45%, 09/15/22[b]	33	33,483
EMC Corp./MA
2.65%, 06/01/20[b]	60	55,743
3.38%, 06/01/23 (Call 03/01/23)[b]	100	84,498
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	10	10,026
3.60%, 10/15/20 (Call 09/15/20)[c]	10	10,076
4.90%, 10/15/25 (Call 07/15/25)[b,c]	210	206,771
6.35%, 10/15/45 (Call 04/15/45)[c]	10	9,625
HP Inc.
3.75%, 12/01/20	17	16,957
6.00%, 09/15/41	50	46,188
International Business Machines Corp.
1.13%, 02/06/18	200	198,791
1.25%, 02/08/18	100	99,620
2.88%, 11/09/22	100	99,850
5.88%, 11/29/32	100	120,211
NetApp Inc.
2.00%, 12/15/17	25	24,833
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[b,c]	25	19,353
		1,743,873

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.10%
Colgate-Palmolive Co.
1.75%, 03/15/19	$50	$50,071
4.00%, 08/15/45	50	50,003
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)[b]	25	24,777
Procter & Gamble Co. (The)
1.60%, 11/15/18	50	50,336
1.90%, 11/01/19	50	50,291
3.10%, 08/15/23	20	20,667
5.55%, 03/05/37	30	36,134

		282,279
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	50	50,540
5.13%, 03/01/21	25	26,191
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	50	51,201
5.25%, 09/01/17	15	15,745

		143,677
DIVERSIFIED FINANCIAL SERVICES — 1.32%
Affiliated Managers Group Inc.
3.50%, 08/01/25	50	47,742
Air Lease Corp.
4.75%, 03/01/20	100	105,802
Alterra Finance LLC
6.25%, 09/30/20	50	56,521
American Express Co.
4.05%, 12/03/42[b]	44	41,585
American Express Credit Corp.
1.55%, 09/22/17	35	34,934
1.88%, 11/05/18 (Call 10/05/18)	35	34,998
2.13%, 03/18/19	100	99,903
2.38%, 03/24/17	150	151,531
2.38%, 05/26/20 (Call 04/25/20)	50	49,767
Ameriprise Financial Inc.
3.70%, 10/15/24[b]	50	51,065
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	50	52,116
7.25%, 02/01/18	100	111,126
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	50	54,128
Charles Schwab Corp. (The)
4.45%, 07/22/20	25	27,289
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	28,340
Discover Financial Services
5.20%, 04/27/22	150	159,735
Franklin Resources Inc.
2.85%, 03/30/25	25	23,774
GE Capital International Funding Co.
4.42%, 11/15/35[c]	250	254,943
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[e]	100	106,500
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	200	201,497
2.30%, 01/14/19	200	203,291
5.50%, 01/08/20	100	113,063

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.63%, 05/01/18	$200	$218,870
5.88%, 01/14/38	72	88,438
Series A
6.75%, 03/15/32	173	226,359
Goldman Sachs Capital I
6.35%, 02/15/34	25	29,318
HSBC Finance Corp.
6.68%, 01/15/21	67	77,149
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	35,431
4.00%, 10/15/23	50	51,569
International Lease Finance Corp.
7.13%, 09/01/18[c]	50	54,875
Invesco Finance PLC
4.00%, 01/30/24	50	51,691
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	51,351
Jefferies Group LLC
5.13%, 01/20/23	125	125,777
Lazard Group LLC
3.75%, 02/13/25	25	23,385
Legg Mason Inc.
3.95%, 07/15/24	50	49,568
Murray Street Investment Trust I
4.65%, 03/09/17[a]	130	134,661
Nasdaq Inc.
5.55%, 01/15/20	50	54,693
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)[b]	100	97,822
2.35%, 06/15/20 (Call 05/15/20)	50	49,456
3.05%, 02/15/22 (Call 11/15/21)	30	30,050
3.25%, 11/01/25 (Call 08/01/25)	25	24,771
Nomura Holdings Inc.
6.70%, 03/04/20	75	86,741
ORIX Corp.
3.75%, 03/09/17	50	51,038
Stifel Financial Corp.
4.25%, 07/18/24	50	49,751
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	49,375

		3,721,789
ELECTRIC — 2.48%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)[b]	50	45,450
Ameren Corp.
2.70%, 11/15/20	50	50,125
3.65%, 02/15/26	45	45,230
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)[b]	25	24,862
4.30%, 07/01/44 (Call 01/01/44)	25	25,206
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	30	28,508
6.38%, 04/01/36	25	29,286
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	49,618
4.35%, 11/15/45 (Call 05/15/45)	25	25,420
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	24,909
2.40%, 02/01/20 (Call 01/01/20)	25	24,798
3.75%, 11/15/23 (Call 08/15/23)	50	51,558
6.13%, 04/01/36	62	73,309

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$30	$26,891
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	100,414
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	99,081
3.70%, 03/01/45 (Call 09/01/44)	50	45,268
4.35%, 11/15/45 (Call 05/15/45)	50	51,010
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	50	50,992
4.63%, 12/01/54 (Call 06/01/54)[b]	25	24,364
5.50%, 12/01/39	35	39,996
5.85%, 04/01/18	50	54,453
Series 08-B
6.75%, 04/01/38	50	64,741
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	25,556
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,068
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	199,582
3.63%, 12/01/24 (Call 09/01/24)	100	99,285
7.00%, 06/15/38	50	61,108
Series B
5.95%, 06/15/35	50	56,557
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	50	50,412
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)[b]	50	50,111
Duke Energy Carolinas LLC
6.10%, 06/01/37	100	120,354
Duke Energy Corp.
1.63%, 08/15/17	100	100,148
3.55%, 09/15/21 (Call 06/15/21)	50	51,509
Duke Energy Florida LLC
6.40%, 06/15/38	50	64,464
Duke Energy Indiana Inc.
6.45%, 04/01/39	25	32,213
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	27,533
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	25	25,351
4.20%, 08/15/45 (Call 02/15/45)	100	99,672
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	62,379
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	40,686
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	25	24,547
Entergy Texas Inc.
7.13%, 02/01/19	25	28,510
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	125	120,762
Exelon Corp.
3.95%, 06/15/25 (Call 12/02/15)	169	170,060
Exelon Generation Co. LLC
5.20%, 10/01/19	100	108,263
6.25%, 10/01/39	50	52,093
FirstEnergy Solutions Corp.
6.80%, 08/15/39	85	83,041
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	200	197,735

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.05%, 06/01/42 (Call 12/01/41)	$50	$49,206
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a]	90	98,934
Indiana Michigan Power Co.
7.00%, 03/15/19	24	27,384
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	25,731
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	25	25,372
4.38%, 10/01/45 (Call 04/01/45)	25	25,650
5.13%, 11/01/40 (Call 05/01/40)	15	16,861
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	150	162,090
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	25,480
4.65%, 11/15/43 (Call 05/15/43)	50	52,809
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,310
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	225	229,799
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	100	76,998
Nevada Power Co.
6.50%, 08/01/18	20	22,282
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	50	50,119
NiSource Finance Corp.
5.45%, 09/15/20	25	27,530
6.13%, 03/01/22	100	115,104
Northern States Power Co.
2.20%, 08/15/20 (Call 07/15/20)	30	29,953
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[b]	75	71,951
Oglethorpe Power Corp.
4.55%, 06/01/44[b]	25	23,666
Ohio Power Co.
6.05%, 05/01/18	25	27,254
Series M
5.38%, 10/01/21	100	112,304
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	25	25,599
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	50	48,886
5.25%, 09/30/40[b]	25	26,623
7.00%, 09/01/22	61	73,046
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)[b]	100	101,180
3.75%, 02/15/24 (Call 11/15/23)	100	103,698
4.75%, 02/15/44 (Call 08/15/43)	50	52,214
6.05%, 03/01/34	100	119,852
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	50	52,804
5.50%, 01/15/19	50	55,022
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[b]	25	24,207
Progress Energy Inc.
7.75%, 03/01/31	75	97,771
PSEG Power LLC
5.13%, 04/15/20	25	27,177
8.63%, 04/15/31[b]	61	78,008
Public Service Co. of Colorado
4.75%, 08/15/41 (Call 02/15/41)	50	54,254

Security	Principal (000s)	Value

Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	$50	$51,118
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	25,060
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	48,123
4.15%, 11/01/45 (Call 05/01/45)	50	50,344
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	75	83,946
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	50	51,427
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	25,314
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	51,936
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	49,879
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	25	24,809
5.10%, 06/01/65 (Call 12/01/64)[b]	50	51,383
5.25%, 11/01/18	25	27,270
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	65	63,359
4.65%, 10/01/43 (Call 04/01/43)	25	26,693
6.00%, 01/15/34	42	51,527
Series 05-B
5.55%, 01/15/36	50	58,586
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	200	198,686
Southern Power Co.
5.15%, 09/15/41	30	28,761
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	48,048
TransAlta Corp.
1.90%, 06/03/17	50	48,918
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	25	27,696
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[b]	25	24,878
WEC Energy Group Inc.
1.65%, 06/15/18	250	248,598
3.55%, 06/15/25 (Call 03/15/25)[b]	50	50,319
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	50,757
4.25%, 12/01/45 (Call 06/01/45)	35	35,475
Wisconsin Power & Light Co.
5.00%, 07/15/19	25	27,146
6.38%, 08/15/37	25	31,859
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	50	49,320
6.50%, 07/01/36	50	61,565

		6,956,416
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)[b]	50	49,719
4.25%, 11/15/20[b]	30	32,497
Legrand France SA
8.50%, 02/15/25	25	33,546

		115,762

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

ELECTRONICS — 0.24%
Agilent Technologies Inc.
5.00%, 07/15/20	$50	$53,337
Avnet Inc.
4.88%, 12/01/22	50	51,359
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	38,358
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)[c]	45	43,369
Honeywell International Inc.
4.25%, 03/01/21	25	27,455
5.38%, 03/01/41	25	29,373
Jabil Circuit Inc.
5.63%, 12/15/20	50	52,844
Koninklijke Philips NV
3.75%, 03/15/22	110	111,107
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	52,568
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,904
3.60%, 08/15/21 (Call 05/15/21)	80	81,689
5.30%, 02/01/44 (Call 08/01/43)	25	26,704
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	50	49,284

		667,351
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	50	49,379

		49,379
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[b]	100	97,022
4.75%, 05/15/23 (Call 02/15/23)	25	27,343
6.20%, 03/01/40	25	29,583
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)[b]	50	48,685
4.10%, 03/01/45 (Call 09/01/44)	50	46,460

		249,093
FOOD — 0.73%
Campbell Soup Co.
3.05%, 07/15/17	50	51,046
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	50	44,366
7.00%, 10/01/28	25	29,511
General Mills Inc.
5.40%, 06/15/40	35	38,548
5.70%, 02/15/17	100	105,199
Hershey Co. (The)
4.13%, 12/01/20	50	54,224
Ingredion Inc.
4.63%, 11/01/20	50	53,040
JM Smucker Co. (The)
3.50%, 03/15/25	140	140,003
Kellogg Co.
1.75%, 05/17/17	250	250,228
4.15%, 11/15/19	70	74,255

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17	$50	$50,494
5.00%, 06/04/42	50	50,742
Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)[c]	200	202,904
3.95%, 07/15/25 (Call 04/15/25)[b,c]	50	50,906
5.00%, 07/15/35 (Call 01/15/35)[c]	100	103,375
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	150	152,403
5.00%, 04/15/42 (Call 10/15/41)	50	50,878
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	50	49,960
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,070
6.13%, 02/01/18	50	54,577
6.50%, 02/09/40	25	30,309
Sysco Corp.
2.60%, 06/12/22	100	96,953
5.25%, 02/12/18[b]	100	107,381
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)[b]	65	66,143
Unilever Capital Corp.
0.85%, 08/02/17	100	99,528
5.90%, 11/15/32	25	32,067

		2,064,110
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
8.00%, 01/15/24	50	63,474
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	50	49,604
4.75%, 02/15/22 (Call 11/15/21)	100	106,837
4.80%, 06/15/44 (Call 12/15/43)	25	23,070
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	53,814

		296,799
GAS — 0.16%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	65	72,535
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[b]	25	23,884
4.15%, 01/15/43 (Call 07/15/42)	50	47,882
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	50	50,238
3.60%, 12/15/24 (Call 09/15/24)	50	49,356
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	25,880
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	25,369
4.05%, 12/01/23 (Call 09/01/23)	77	80,178
6.00%, 10/15/39	45	51,370
9.80%, 02/15/19	25	30,495

		457,187
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	49,750

		49,750

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.51%
Becton Dickinson and Co.
3.13%, 11/08/21[b]	$50	$49,918
3.88%, 05/15/24 (Call 02/15/24)	35	35,756
4.69%, 12/15/44 (Call 06/15/44)	75	75,775
Boston Scientific Corp.
3.85%, 05/15/25	25	24,708
7.38%, 01/15/40	50	61,667
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	250	246,348
4.20%, 06/15/20	50	53,792
Danaher Corp.
1.65%, 09/15/18	100	99,980
Life Technologies Corp.
6.00%, 03/01/20	50	56,036
Medtronic Inc.
1.38%, 04/01/18	50	49,894
2.50%, 03/15/20	50	50,558
3.13%, 03/15/22 (Call 12/15/21)[b]	63	63,887
4.00%, 04/01/43 (Call 10/01/42)[b]	50	46,992
4.38%, 03/15/35	50	50,951
4.50%, 03/15/42 (Call 09/15/41)	20	20,308
4.63%, 03/15/45	100	103,690
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	25	24,816
3.25%, 04/15/23 (Call 01/15/23)	50	49,131
Stryker Corp.
4.38%, 01/15/20	50	54,046
4.38%, 05/15/44 (Call 11/15/43)	25	24,901
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	100	98,590
4.25%, 08/15/35 (Call 02/15/35)	95	89,781

		1,431,525
HEALTH CARE — SERVICES — 0.55%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	25	25,055
3.95%, 09/01/20	50	52,755
6.75%, 12/15/37	40	50,540
Anthem Inc.
1.88%, 01/15/18	50	49,842
2.30%, 07/15/18	50	50,092
3.50%, 08/15/24 (Call 05/15/24)	50	49,483
4.65%, 01/15/43	100	96,712
4.85%, 08/15/54 (Call 02/15/54)[b]	25	23,950
5.85%, 01/15/36	30	32,613
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	62,191
6.15%, 11/15/36	50	57,774
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	27,685
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	50	48,321
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	52,481
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	101,037
4.00%, 11/01/23 (Call 08/01/23)	25	25,298
4.70%, 02/01/45 (Call 08/01/44)	30	27,426
Quest Diagnostics Inc.
4.70%, 04/01/21	125	134,087

Security	Principal (000s)	Value

UnitedHealth Group Inc.
1.40%, 10/15/17[b]	$50	$49,939
1.40%, 12/15/17	100	99,867
1.63%, 03/15/19[b]	75	74,308
1.90%, 07/16/18	100	100,672
2.75%, 02/15/23 (Call 11/15/22)[b]	50	49,197
4.75%, 07/15/45	150	157,887
5.80%, 03/15/36	51	60,138

		1,559,350
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Ares Capital Corp.
4.88%, 11/30/18	25	25,807
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,783
Prospect Capital Corp.
5.88%, 03/15/23	50	50,012

		125,602
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23	25	25,048

		25,048
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[b]	50	49,637
Kimberly-Clark Corp.
3.05%, 08/15/25	50	49,835
3.70%, 06/01/43	25	22,975
6.13%, 08/01/17	63	68,119
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	50	51,630

		242,196
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.05%, 12/01/17[b]	50	49,965
2.15%, 10/15/18	25	24,843
6.25%, 04/15/18	50	54,451

		129,259
INSURANCE — 1.15%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	48,642
3.35%, 05/15/24	100	100,813
4.35%, 11/03/45 (Call 05/03/45)	35	35,003
Aflac Inc.
3.63%, 11/15/24	75	76,471
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	23,709
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	49,446
Allstate Corp. (The)
5.55%, 05/09/35	132	152,269
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	100	99,635
4.38%, 01/15/55 (Call 07/15/54)	150	132,346

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.80%, 07/10/45 (Call 01/10/45)	$25	$24,846
6.40%, 12/15/20	75	87,585
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	100	98,049
4.25%, 12/12/42	50	44,819
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	99,335
4.30%, 05/15/43[b]	100	96,874
Chubb Corp. (The)
5.75%, 05/15/18	25	27,344
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	49,931
5.88%, 08/15/20	50	55,854
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	23,955
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	110,291
5.50%, 03/30/20	75	83,184
Lincoln National Corp.
4.20%, 03/15/22	80	83,735
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[b]	50	47,501
4.13%, 05/15/43 (Call 11/15/42)	25	22,442
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	125	124,188
MetLife Inc.
3.00%, 03/01/25	100	96,542
4.13%, 08/13/42	100	94,657
4.60%, 05/13/46 (Call 12/13/45)	50	51,325
4.72%, 12/15/44	50	51,589
Series A
6.82%, 08/15/18	100	112,827
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,192
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	50	51,821
Principal Financial Group Inc.
4.63%, 09/15/42	30	28,995
Progressive Corp. (The)
3.70%, 01/26/45	25	22,255
3.75%, 08/23/21	50	52,753
Prudential Financial Inc.
3.50%, 05/15/24[b]	75	75,441
5.38%, 05/15/45 (Call 05/15/25)[b,e]	50	50,125
5.70%, 12/14/36	26	29,265
5.88%, 09/15/42 (Call 09/15/22)[b,e]	150	158,625
6.20%, 11/15/40	50	59,712
StanCorp Financial Group Inc.
5.00%, 08/15/22	50	52,554
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	52,250
5.80%, 05/15/18	30	32,887
Voya Financial Inc.
5.70%, 07/15/43	25	28,932
WR Berkley Corp.
7.38%, 09/15/19	150	174,467
XLIT Ltd.
5.75%, 10/01/21	100	112,586

		3,218,067

Security	Principal (000s)	Value

INTERNET — 0.21%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	$200	$195,985
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,838
2.60%, 12/05/19 (Call 11/05/19)	100	101,856
4.80%, 12/05/34 (Call 06/05/34)	50	52,195
eBay Inc.
1.35%, 07/15/17	50	49,629
2.60%, 07/15/22 (Call 04/15/22)	75	69,567
4.00%, 07/15/42 (Call 01/15/42)	25	19,356
Symantec Corp.
4.20%, 09/15/20	50	51,740

		589,166
IRON & STEEL — 0.11%
Nucor Corp.
6.40%, 12/01/37	25	27,347
Vale Overseas Ltd.
4.38%, 01/11/22[b]	250	210,394
4.63%, 09/15/20[b]	50	45,412
Vale SA
5.63%, 09/11/42[b]	25	16,331

		299,484
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	50	52,240
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	50,122

		102,362
LODGING — 0.04%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	49,513
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	48,443
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,138

		118,094
MACHINERY — 0.43%
Caterpillar Financial Services Corp.
2.25%, 12/01/19[b]	150	150,828
2.50%, 11/13/20	100	100,671
3.75%, 11/24/23	150	155,992
Series G
1.25%, 11/06/17	115	114,593
Caterpillar Inc.
4.30%, 05/15/44 (Call 11/15/43)[b]	75	72,965
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)[b]	50	47,237
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	50	49,580
John Deere Capital Corp.
1.30%, 03/12/18	100	99,448
1.40%, 03/15/17	110	110,089
2.80%, 03/04/21	125	126,308

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.90%, 07/12/21[b]	$45	$47,661
Joy Global Inc.
5.13%, 10/15/21	25	22,050
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	34,372
Roper Technologies Inc.
3.00%, 12/15/20	50	49,981
3.13%, 11/15/22 (Call 08/15/22)	20	19,602

		1,201,377
MANUFACTURING — 0.46%
3M Co.
2.00%, 06/26/22	100	96,874
5.70%, 03/15/37	25	30,564
Crane Co.
2.75%, 12/15/18	50	50,587
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	50	53,525
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	28,675
Eaton Corp.
4.00%, 11/02/32	50	47,634
4.15%, 11/02/42	40	37,123
General Electric Co.
4.13%, 10/09/42	45	43,825
4.50%, 03/11/44	100	102,597
5.25%, 12/06/17	150	161,471
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,726
3.50%, 03/01/24 (Call 12/01/23)	125	128,614
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	50,702
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)[b]	50	49,138
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,324
4.45%, 11/21/44 (Call 05/21/44)	50	51,732
Pentair Finance SA
2.65%, 12/01/19[b]	20	19,476
3.63%, 09/15/20 (Call 08/15/20)	100	100,297
Textron Inc.
3.65%, 03/01/21	20	20,204
4.30%, 03/01/24 (Call 12/01/23)	50	51,158
Tyco Electronics Group SA
6.55%, 10/01/17	50	54,342
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	50	50,127

		1,279,715
MEDIA — 1.57%
21st Century Fox America Inc.
4.00%, 10/01/23	150	155,414
4.95%, 10/15/45 (Call 04/15/45)[c]	50	50,861
6.15%, 02/15/41	90	102,626
6.65%, 11/15/37	50	59,798
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[b]	35	33,700
4.00%, 01/15/26 (Call 10/15/25)[b]	75	74,447
4.85%, 07/01/42 (Call 01/01/42)	50	45,947
5.75%, 04/15/20	25	27,845

Security	Principal (000s)	Value

CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	$100	$100,307
4.46%, 07/23/22 (Call 05/23/22)[c]	100	101,207
6.48%, 10/23/45 (Call 04/23/45)[c]	150	156,147
Comcast Corp.
2.85%, 01/15/23	10	10,007
3.60%, 03/01/24	20	20,887
4.20%, 08/15/34 (Call 02/15/34)	100	99,108
4.60%, 08/15/45 (Call 02/15/45)	200	206,886
5.70%, 07/01/19	250	281,317
6.30%, 11/15/17	50	54,520
6.40%, 05/15/38[b]	50	62,604
6.55%, 07/01/39[b]	65	83,131
6.95%, 08/15/37	40	52,754
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,252
3.95%, 01/15/25 (Call 10/15/24)	100	99,472
5.00%, 03/01/21	75	81,831
5.15%, 03/15/42	50	47,450
5.20%, 03/15/20	100	109,397
Discovery Communications LLC
3.30%, 05/15/22	25	24,027
4.88%, 04/01/43	25	21,097
5.05%, 06/01/20	50	53,404
Historic TW Inc.
6.88%, 06/15/18	50	55,902
9.15%, 02/01/23	50	66,016
NBCUniversal Media LLC
5.15%, 04/30/20	100	112,318
5.95%, 04/01/41	30	36,382
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,402
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	49,343
2.80%, 06/15/20 (Call 05/15/20)	25	24,368
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,796
3.85%, 09/29/24 (Call 06/29/24)	50	49,375
5.65%, 11/23/43 (Call 05/23/43)	25	25,352
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	137,837
5.85%, 05/01/17	100	104,723
6.75%, 07/01/18	50	54,917
6.75%, 06/15/39	60	61,433
8.25%, 04/01/19	50	57,825
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	49,496
3.60%, 07/15/25 (Call 04/15/25)[b]	100	98,560
4.00%, 01/15/22	50	52,209
4.65%, 06/01/44 (Call 12/01/43)	50	47,580
4.85%, 07/15/45 (Call 01/15/45)	50	48,848
6.25%, 03/29/41	25	28,366
6.50%, 11/15/36	50	58,951
7.70%, 05/01/32	77	99,589
Verizon Communications Inc.
4.52%, 09/15/48	100	90,991
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	200	187,060
4.25%, 09/01/23 (Call 06/01/23)	75	73,688
5.25%, 04/01/44 (Call 10/01/43)	50	42,638
5.85%, 09/01/43 (Call 03/01/43)	25	22,627
Walt Disney Co. (The)
2.55%, 02/15/22[b]	100	99,888
3.15%, 09/17/25	135	137,518
5.50%, 03/15/19	100	111,743

		4,401,184

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	$150	$148,913
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	50	43,182

		192,095
MINING — 0.45%
Barrick North America Finance LLC
4.40%, 05/30/21	85	80,788
5.75%, 05/01/43	125	96,752
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[b]	100	96,857
3.25%, 11/21/21	150	148,749
5.00%, 09/30/43	50	47,621
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	39,000
3.55%, 03/01/22 (Call 12/01/21)[b]	25	17,250
3.88%, 03/15/23 (Call 12/15/22)	25	16,875
5.45%, 03/15/43 (Call 09/15/42)[b]	50	31,000
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	46,885
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	38,500
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	100	89,881
6.25%, 10/01/39	50	41,900
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[b]	45	43,300
7.13%, 07/15/28	150	180,826
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	100	99,050
Southern Copper Corp.
3.50%, 11/08/22	100	92,875
5.25%, 11/08/42	50	37,202
6.75%, 04/16/40[b]	25	22,105

		1,267,416
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	50	49,778
Xerox Corp.
2.75%, 03/15/19	100	96,613
4.80%, 03/01/35[b]	30	26,708

		173,099
OIL & GAS — 2.68%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	144,888
4.50%, 07/15/44 (Call 01/15/44)	50	44,480
6.38%, 09/15/17	50	53,653
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	70,579
3.25%, 04/15/22 (Call 01/15/22)	100	98,472
4.75%, 04/15/43 (Call 10/15/42)	50	46,736

Security	Principal (000s)	Value

BP Capital Markets PLC
1.67%, 02/13/18	$75	$74,994
1.85%, 05/05/17[b]	50	50,288
3.06%, 03/17/22	65	65,121
3.25%, 05/06/22	50	50,567
3.54%, 11/04/24	200	200,846
3.56%, 11/01/21	60	61,958
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[b]	75	70,734
6.25%, 03/15/38	50	51,649
Cenovus Energy Inc.
6.75%, 11/15/39	75	78,198
Chevron Corp.
1.35%, 11/15/17[b]	150	150,169
1.79%, 11/16/18	50	50,119
2.36%, 12/05/22 (Call 09/05/22)	150	145,132
2.42%, 11/17/20 (Call 10/17/20)	50	50,307
3.33%, 11/17/25 (Call 08/17/25)	50	50,861
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	24,627
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	205,419
ConocoPhillips
6.50%, 02/01/39	50	59,452
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	35	34,698
3.35%, 11/15/24 (Call 08/15/24)	300	291,625
3.35%, 05/15/25 (Call 02/15/25)[b]	50	48,422
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	42,031
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)[b]	125	108,739
5.00%, 09/15/22 (Call 03/15/17)	50	43,875
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	150	151,771
5.00%, 06/15/45 (Call 12/15/44)[b]	50	44,509
5.60%, 07/15/41 (Call 01/15/41)[b]	25	23,147
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	75	53,438
Ecopetrol SA
4.13%, 01/16/25	150	128,250
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[b]	75	57,411
6.50%, 05/15/19	50	54,155
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	78,250
4.70%, 03/15/21[b]	60	51,900
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	47,584
4.10%, 02/01/21	60	63,859
EQT Corp.
4.88%, 11/15/21	25	25,089
Exxon Mobil Corp.
0.92%, 03/15/17	50	49,990
1.82%, 03/15/19 (Call 02/15/19)[b]	215	215,424
3.57%, 03/06/45 (Call 09/06/44)	50	46,947
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	150	115,500
Hess Corp.
5.60%, 02/15/41	100	96,724
8.13%, 02/15/19	25	28,675
Husky Energy Inc.
7.25%, 12/15/19	65	73,438

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$50	$47,934
3.85%, 06/01/25 (Call 03/01/25)[b]	50	44,749
6.00%, 10/01/17	48	50,914
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	50	44,612
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	81,888
Nabors Industries Inc.
4.63%, 09/15/21	125	110,625
Nexen Energy ULC
5.88%, 03/10/35	25	27,686
6.20%, 07/30/19	50	54,592
7.50%, 07/30/39	30	40,083
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	22,631
6.00%, 03/01/41 (Call 09/01/40)	80	78,469
8.25%, 03/01/19	25	28,570
Noble Holding International Ltd.
5.25%, 03/15/42	50	31,500
5.95%, 04/01/25 (Call 01/01/25)	50	40,250
Occidental Petroleum Corp.
1.75%, 02/15/17	100	100,433
3.50%, 06/15/25 (Call 03/15/25)[b]	50	50,122
Petroleos Mexicanos
4.50%, 01/23/26[c]	700	658,000
5.50%, 06/27/44	75	62,062
5.75%, 03/01/18	50	52,875
6.38%, 01/23/45	25	23,063
Phillips 66
4.30%, 04/01/22	25	26,243
4.65%, 11/15/34 (Call 05/15/34)	50	49,076
4.88%, 11/15/44 (Call 05/15/44)	100	97,806
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	24,973
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	50	33,750
Shell International Finance BV
1.63%, 11/10/18	100	99,708
2.13%, 05/11/20	350	348,079
2.25%, 11/10/20	50	49,871
4.38%, 05/11/45[b]	225	222,265
Statoil ASA
2.65%, 01/15/24	225	215,906
4.80%, 11/08/43	50	53,791
5.25%, 04/15/19	110	121,390
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	49,359
6.10%, 06/01/18	75	81,643
6.50%, 06/15/38	55	65,664
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	46,250
6.25%, 02/01/38	25	20,827
Total Capital Canada Ltd.
1.45%, 01/15/18	50	49,920
2.75%, 07/15/23	100	97,510
Total Capital International SA
1.50%, 02/17/17	50	50,218
3.75%, 04/10/24[b]	50	51,818
Total Capital SA
2.13%, 08/10/18	50	50,586
Valero Energy Corp.
4.90%, 03/15/45[b]	75	67,485

Security	Principal (000s)	Value

6.63%, 06/15/37	$25	$27,035

		7,526,931
OIL & GAS SERVICES — 0.19%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	49,986
5.13%, 09/15/40	50	50,741
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	50,499
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	30	30,138
4.50%, 11/15/41 (Call 05/15/41)	50	47,294
4.85%, 11/15/35 (Call 05/15/35)	30	30,380
6.15%, 09/15/19	25	28,370
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[b]	50	45,708
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	100	103,075
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[b]	50	47,500
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	50	39,000

		522,691
PACKAGING & CONTAINERS — 0.07%
Rock-Tenn Co.
3.50%, 03/01/20	150	152,155
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	50	53,064

		205,219
PHARMACEUTICALS — 1.74%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[b]	35	34,469
5.13%, 04/01/19	100	110,008
AbbVie Inc.
1.75%, 11/06/17	63	63,219
1.80%, 05/14/18	100	99,768
2.00%, 11/06/18	100	100,064
2.50%, 05/14/20 (Call 04/14/20)	250	248,066
4.40%, 11/06/42	38	35,339
4.70%, 05/14/45 (Call 11/14/44)	100	97,976
Actavis Funding SCS
1.85%, 03/01/17[b]	100	100,114
3.00%, 03/12/20 (Call 02/12/20)	100	101,240
3.80%, 03/15/25 (Call 12/15/24)	50	50,384
4.75%, 03/15/45 (Call 09/15/44)[b]	200	199,067
4.85%, 06/15/44 (Call 12/15/43)	25	25,078
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	25	24,345
Allergan Inc./U.S.
3.38%, 09/15/20[b]	10	10,231
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	48,176
AstraZeneca PLC
1.75%, 11/16/18	50	50,004
2.38%, 11/16/20	50	49,906
3.38%, 11/16/25	25	25,075
4.00%, 09/18/42	80	76,208
6.45%, 09/15/37	25	32,053

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	$100	$99,236
5.25%, 06/23/45 (Call 12/23/44)[c]	50	50,376
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	96,531
3.25%, 11/01/23	25	25,759
5.88%, 11/15/36	25	30,601
Cardinal Health Inc.
1.95%, 06/15/18	50	49,991
3.75%, 09/15/25 (Call 06/15/25)	35	35,451
4.50%, 11/15/44 (Call 05/15/44)	50	48,201
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	51,727
Eli Lilly & Co.
1.25%, 03/01/18	50	49,881
3.70%, 03/01/45 (Call 09/01/44)[b]	100	93,227
Express Scripts Holding Co.
1.25%, 06/02/17	100	99,355
3.50%, 06/15/24 (Call 03/15/24)	50	49,674
4.75%, 11/15/21	20	21,494
6.13%, 11/15/41	25	28,470
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[b]	50	50,003
5.38%, 04/15/34[b]	50	56,781
5.65%, 05/15/18	38	41,713
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	100	100,374
Johnson & Johnson
1.88%, 12/05/19	50	50,134
3.38%, 12/05/23[b]	150	159,259
4.85%, 05/15/41	30	34,577
5.55%, 08/15/17	50	53,805
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	50,611
4.88%, 03/15/44 (Call 09/15/43)	25	25,241
5.70%, 03/01/17	61	63,897
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	35,295
4.90%, 11/01/19	25	26,737
Medco Health Solutions Inc.
7.13%, 03/15/18	20	22,197
Merck & Co. Inc.
1.30%, 05/18/18	90	89,680
2.40%, 09/15/22 (Call 06/15/22)	20	19,606
2.80%, 05/18/23	100	99,871
3.60%, 09/15/42 (Call 03/15/42)	100	91,163
3.88%, 01/15/21 (Call 10/15/20)	20	21,439
4.15%, 05/18/43	50	49,599
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	50	47,252
Novartis Capital Corp.
3.70%, 09/21/42	50	47,001
4.00%, 11/20/45 (Call 05/20/45)	50	49,573
Novartis Securities Investment Ltd.
5.13%, 02/10/19	210	231,521
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	200	196,201
Pfizer Inc.
1.10%, 05/15/17[b]	100	99,761
4.30%, 06/15/43[b]	25	24,684
6.20%, 03/15/19[b]	150	169,412
Pharmacia Corp.
6.60%, 12/01/28	100	128,286

Security	Principal (000s)	Value

Sanofi
1.25%, 04/10/18	$50	$49,853
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	100	99,970
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[b]	36	39,293
Wyeth LLC
5.95%, 04/01/37	75	89,241
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	50	50,790
4.70%, 02/01/43 (Call 08/01/42)	25	21,722

		4,897,306
PIPELINES — 1.16%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	22,430
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	90,449
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	75	79,002
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	29,238
5.88%, 10/15/25 (Call 07/15/25)[b]	25	24,823
7.38%, 10/15/45 (Call 04/15/45)	25	25,223
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	50	42,899
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	175	146,128
6.13%, 02/15/17	50	51,963
6.63%, 10/15/36	25	22,955
6.70%, 07/01/18	75	80,154
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	56,935
4.45%, 02/15/43 (Call 08/15/42)	25	20,646
4.90%, 05/15/46 (Call 11/15/45)[b]	100	88,243
5.10%, 02/15/45 (Call 08/15/44)	125	113,568
6.50%, 01/31/19	50	55,473
Series L
6.30%, 09/15/17	100	107,266
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	50	46,243
3.45%, 02/15/23 (Call 11/15/22)	25	20,769
4.25%, 09/01/24 (Call 06/01/24)	150	124,031
5.00%, 10/01/21 (Call 07/01/21)	50	46,390
5.30%, 09/15/20	50	48,952
5.50%, 03/01/44 (Call 09/01/43)	50	37,401
6.00%, 02/01/17[b]	100	103,018
6.95%, 01/15/38[b]	125	113,271
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[b]	50	42,138
5.05%, 02/15/46 (Call 08/15/45)	50	35,658
5.55%, 06/01/45 (Call 12/01/44)	50	37,776
Magellan Midstream Partners LP
4.25%, 02/01/21	20	20,413
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)[b]	50	49,111
3.38%, 10/01/22 (Call 07/01/22)	100	84,855
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	175	164,352
4.90%, 02/15/45 (Call 08/15/44)	25	19,211
6.65%, 01/15/37	25	23,909

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	$150	$142,492
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	17,256
6.20%, 04/15/18	150	159,745
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	100	76,675
Texas Eastern Transmission LP
7.00%, 07/15/32	50	59,748
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	24,798
5.00%, 10/16/43 (Call 04/16/43)	50	47,830
5.85%, 03/15/36	25	26,697
6.20%, 10/15/37	89	97,471
7.13%, 01/15/19	49	56,073
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	47,575
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	150	118,875
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	164,028
4.00%, 11/15/21 (Call 08/15/21)	50	45,391
4.90%, 01/15/45 (Call 07/15/44)	62	42,860
5.25%, 03/15/20	44	44,071
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	22,000

		3,268,478
REAL ESTATE — 0.04%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	48,835
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	24,965
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	25	25,135

		98,935
REAL ESTATE INVESTMENT TRUSTS — 0.94%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[b]	25	24,837
3.50%, 01/31/23	19	18,541
4.50%, 01/15/18	125	131,120
5.90%, 11/01/21	200	223,685
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,184
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)[b]	50	51,928
3.80%, 02/01/24 (Call 11/01/23)	50	50,789
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	25	24,399
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	47,937
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,292
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	54,987
4.25%, 02/01/26 (Call 11/01/25)	50	49,394
Digital Delta Holdings LLC
4.75%, 10/01/25 (Call 07/01/25)[c]	50	50,501
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	49,573

Security	Principal (000s)	Value

Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	$25	$25,743
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	50	52,981
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	108,380
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	150	139,647
5.38%, 02/01/21 (Call 11/03/20)	25	27,333
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	25,847
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	100	96,161
Series D
3.75%, 10/15/23 (Call 07/15/23)	25	24,058
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	24,316
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	48,326
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	50,943
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	24,165
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	25,375
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[c]	50	47,524
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	100	98,954
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	50	47,229
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	49,910
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	50,503
2.75%, 02/01/23 (Call 11/01/22)	75	72,997
3.38%, 10/01/24 (Call 07/01/24)	25	25,103
4.25%, 10/01/44 (Call 04/01/44)[b]	50	49,025
6.13%, 05/30/18 (Call 12/21/15)	100	111,237
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	50	49,066
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,694
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[b]	50	45,446
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,419
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	100	98,452
4.50%, 01/15/24 (Call 10/15/23)	25	25,685
Weyerhaeuser Co.
7.38%, 10/01/19	100	115,704
7.38%, 03/15/32[b]	50	60,915

		2,631,305
RETAIL — 1.15%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	75	75,155
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	48,949
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	47,955

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[b]	$50	$47,159
Costco Wholesale Corp.
1.70%, 12/15/19	50	49,603
5.50%, 03/15/17	100	105,460
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	200,515
4.00%, 12/05/23 (Call 09/05/23)	100	104,976
4.75%, 05/18/20 (Call 11/18/19)	25	27,184
4.88%, 07/20/35 (Call 01/20/35)	100	104,126
5.13%, 07/20/45 (Call 01/20/45)	25	26,761
5.30%, 12/05/43 (Call 06/05/43)	25	27,183
6.13%, 09/15/39	50	59,337
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	50	50,560
2.25%, 09/10/18 (Call 08/10/18)[b]	25	25,608
3.35%, 09/15/25 (Call 06/15/25)	150	153,085
3.75%, 02/15/24 (Call 11/15/23)[b]	25	26,483
4.25%, 04/01/46 (Call 10/01/45)[b]	50	50,682
4.88%, 02/15/44 (Call 08/15/43)	25	27,705
5.88%, 12/16/36	88	107,906
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	25	25,463
5.55%, 07/17/45 (Call 01/17/45)	25	23,883
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	50,925
3.38%, 09/15/25 (Call 06/15/25)	50	50,635
6.88%, 02/15/28	25	32,084
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	75	75,218
4.50%, 12/15/34 (Call 06/15/34)[b]	50	43,348
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,626
3.70%, 02/15/42	50	41,653
4.60%, 05/26/45 (Call 11/26/44)[b]	100	96,109
5.35%, 03/01/18[b]	50	53,818
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	50	52,608
5.00%, 01/15/44 (Call 07/15/43)[b]	25	26,354
QVC Inc.
4.85%, 04/01/24	25	24,332
5.45%, 08/15/34 (Call 02/15/34)	75	65,881
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	50	50,296
Target Corp.
3.50%, 07/01/24	200	207,680
6.35%, 11/01/32	100	125,575
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	79,335
4.00%, 04/11/43 (Call 10/11/42)	50	48,465
4.25%, 04/15/21	45	49,757
4.30%, 04/22/44 (Call 10/22/43)[b]	150	152,710
5.00%, 10/25/40	20	22,161
6.20%, 04/15/38	50	63,231
6.50%, 08/15/37	150	195,261
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)[b]	200	195,987

		3,243,787

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$50	$51,048

		51,048
SEMICONDUCTORS — 0.27%
Altera Corp.
4.10%, 11/15/23	50	52,176
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	35	35,029
5.10%, 10/01/35 (Call 04/01/35)	35	35,431
Intel Corp.
1.35%, 12/15/17	150	150,372
4.25%, 12/15/42	30	29,156
4.90%, 07/29/45 (Call 01/29/45)	100	105,127
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[b]	100	100,219
QUALCOMM Inc.
2.25%, 05/20/20[b]	130	127,900
4.65%, 05/20/35 (Call 11/20/34)	100	87,966
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,637
Xilinx Inc.
3.00%, 03/15/21[b]	25	24,932

		772,945
SOFTWARE — 0.80%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	48,645
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	39,709
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	50,481
3.88%, 06/05/24 (Call 03/05/24)	75	71,771
4.50%, 10/15/22 (Call 08/15/22)	25	25,510
5.00%, 03/15/22 (Call 03/15/17)	100	103,696
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	49,940
Microsoft Corp.
1.30%, 11/03/18	25	24,938
2.38%, 02/12/22 (Call 01/12/22)	500	499,025
2.70%, 02/12/25 (Call 11/12/24)[b]	25	24,560
3.13%, 11/03/25 (Call 08/03/25)	40	40,186
3.75%, 05/01/43 (Call 11/01/42)	50	45,978
3.75%, 02/12/45 (Call 08/12/44)[b]	100	91,531
4.00%, 02/08/21[b]	50	54,707
4.00%, 02/12/55 (Call 08/12/54)	25	22,289
4.45%, 11/03/45 (Call 05/03/45)[b]	30	30,800
4.50%, 10/01/40	60	61,824
4.88%, 12/15/43 (Call 06/15/43)[b]	25	26,887
Oracle Corp.
1.20%, 10/15/17	80	80,212
2.25%, 10/08/19[b]	100	101,199
2.50%, 05/15/22 (Call 03/15/22)	250	246,488
2.50%, 10/15/22	100	97,771
2.95%, 05/15/25 (Call 02/15/25)	100	97,261
3.63%, 07/15/23	50	51,806
4.30%, 07/08/34 (Call 01/08/34)	75	74,529
5.38%, 07/15/40	160	178,167

		2,239,910

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 2.00%
America Movil SAB de CV
5.63%, 11/15/17	$50	$53,397
AT&T Inc.
1.70%, 06/01/17	60	60,190
3.90%, 03/11/24 (Call 12/11/23)[b]	625	638,437
4.35%, 06/15/45 (Call 12/15/44)	200	175,043
4.45%, 05/15/21	50	53,479
4.50%, 05/15/35 (Call 11/15/34)[b]	50	47,094
5.35%, 09/01/40[b]	75	74,796
5.80%, 02/15/19	100	111,062
6.15%, 09/15/34	150	163,175
6.55%, 02/15/39	40	45,755
British Telecommunications PLC
9.63%, 12/15/30	81	118,955
Cisco Systems Inc.
1.65%, 06/15/18	100	100,554
3.50%, 06/15/25[b]	150	155,181
3.63%, 03/04/24[b]	25	26,248
4.95%, 02/15/19	75	82,509
5.50%, 01/15/40	30	35,124
Corning Inc.
4.75%, 03/15/42[b]	50	47,831
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	85,696
Embarq Corp.
8.00%, 06/01/36	25	26,188
GTE Corp.
6.94%, 04/15/28	50	59,277
Harris Corp.
2.00%, 04/27/18	25	24,722
4.40%, 12/15/20	125	131,006
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[b]	50	49,540
Motorola Solutions Inc.
3.50%, 03/01/23	133	116,759
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	49,120
Orange SA
2.75%, 02/06/19	100	101,972
5.38%, 07/08/19	25	27,638
5.38%, 01/13/42	25	26,933
9.00%, 03/01/31	32	46,195
Qwest Corp.
6.75%, 12/01/21[b]	35	36,750
7.13%, 11/15/43 (Call 12/31/15)	75	74,813
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[b]	50	51,850
5.00%, 03/15/44 (Call 09/15/43)	100	100,753
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	51,735
Telefonica Emisiones SAU
5.13%, 04/27/20	100	109,585
5.88%, 07/15/19	50	55,526
Telefonica Europe BV
8.25%, 09/15/30	87	113,929
Verizon Communications Inc.
2.55%, 06/17/19	350	355,287
3.50%, 11/01/21	50	51,331

Security	Principal (000s)	Value

3.50%, 11/01/24 (Call 08/01/24)	$50	$50,077
3.65%, 09/14/18	50	52,534
4.15%, 03/15/24 (Call 12/15/23)	375	393,041
4.40%, 11/01/34 (Call 05/01/34)	450	424,599
5.01%, 08/21/54	200	187,767
6.55%, 09/15/43	100	120,231
7.35%, 04/01/39	164	206,908
7.75%, 12/01/30	50	66,546
Vodafone Group PLC
1.50%, 02/19/18[b]	154	153,075
4.38%, 02/19/43	200	168,436
4.63%, 07/15/18	50	53,366

		5,612,015
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	47,835
Mattel Inc.
4.35%, 10/01/20	25	26,214
5.45%, 11/01/41 (Call 05/01/41)	25	24,160

		98,209
TRANSPORTATION — 0.68%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[b]	50	48,336
3.05%, 03/15/22 (Call 12/15/21)	100	100,553
4.10%, 06/01/21 (Call 03/01/21)	100	106,132
4.55%, 09/01/44 (Call 03/01/44)	125	122,257
6.15%, 05/01/37	62	72,758
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	49,535
4.50%, 11/07/43 (Call 05/07/43)	25	26,427
5.55%, 03/01/19	100	110,929
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	27,929
6.13%, 09/15/15 (Call 03/15/15)	50	51,038
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	30	29,552
3.40%, 08/01/24 (Call 05/01/24)[b]	50	50,001
5.50%, 04/15/41 (Call 10/15/40)	50	54,976
6.00%, 10/01/36	50	57,131
FedEx Corp.
3.90%, 02/01/35	150	137,443
5.10%, 01/15/44	25	25,877
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	50,003
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	25	24,060
3.00%, 05/15/23 (Call 02/15/23)	100	94,611
Norfolk Southern Corp.
4.65%, 01/15/46 (Call 07/15/45)	45	43,440
4.80%, 08/15/43 (Call 02/15/43)[b]	50	49,397
4.84%, 10/01/41	62	61,344
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,032
2.88%, 09/01/20 (Call 08/01/20)	45	44,741
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	50,137
3.75%, 03/15/24 (Call 12/15/23)	100	105,327
4.75%, 12/15/43 (Call 06/15/43)	75	81,060

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

United Parcel Service Inc.
2.45%, 10/01/22	$200	$197,891

		1,922,917
TRUCKING & LEASING — 0.03%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	100	97,687

		97,687
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	50,311
4.30%, 09/01/45 (Call 03/01/45)	50	50,418

		100,729

TOTAL CORPORATE BONDS & NOTES
(Cost: $102,883,519)		101,584,323

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.88%

BRAZIL — 0.21%
Brazilian Government International Bond
4.25%, 01/07/25[b]	450	388,687
7.13%, 01/20/37	155	149,188
8.00%, 01/15/18	42	43,833

		581,708
CANADA — 0.56%
Canada Government International Bond
0.88%, 02/14/17[b]	425	424,889
Export Development Canada
0.75%, 12/15/17[b]	25	24,838
1.00%, 11/01/18	80	79,318
1.50%, 10/03/18[b]	25	25,153
1.63%, 12/03/19	50	50,011
Province of British Columbia Canada
2.00%, 10/23/22	50	49,002
Province of Manitoba Canada
1.30%, 04/03/17	10	10,022
3.05%, 05/14/24[b]	50	51,342
Province of Ontario Canada
1.65%, 09/27/19	50	49,543
1.88%, 05/21/20	400	398,490
3.15%, 12/15/17[b]	50	51,837
3.20%, 05/16/24	100	103,929
4.40%, 04/14/20	55	60,516
Province of Quebec Canada
2.63%, 02/13/23	100	100,103
2.88%, 10/16/24	100	101,233

		1,580,226
CHILE — 0.04%
Chile Government International Bond
3.88%, 08/05/20	100	106,829

		106,829

Security	Principal (000s)	Value

COLOMBIA — 0.18%
Colombia Government International Bond
4.50%, 01/28/26 (Call 10/28/25)	$200	$198,084
6.13%, 01/18/41	100	102,004
8.13%, 05/21/24[b]	175	216,361

		516,449
GERMANY — 0.07%
FMS Wertmanagement AoeR
0.63%, 01/30/17	200	199,391

		199,391
ISRAEL — 0.04%
Israel Government International Bond
5.13%, 03/26/19	100	110,625

		110,625
ITALY — 0.08%
Italy Government International Bond
5.25%, 09/20/16	50	51,559
5.38%, 06/15/33	150	172,020

		223,579
JAPAN — 0.16%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	250	250,877
1.75%, 05/28/20	200	196,861

		447,738
MEXICO — 0.37%
Mexico Government International Bond
3.60%, 01/30/25[b]	400	394,781
3.63%, 03/15/22	100	101,095
4.00%, 10/02/23	300	306,693
4.60%, 01/23/46	200	184,407
4.75%, 03/08/44	50	47,111

		1,034,087
PANAMA — 0.04%
Panama Government International Bond
6.70%, 01/26/36	100	121,699

		121,699
PERU — 0.09%
Peruvian Government International Bond
6.55%, 03/14/37[b]	105	124,540
7.35%, 07/21/25	100	127,129

		251,669
PHILIPPINES — 0.20%
Philippine Government International Bond
7.75%, 01/14/31	400	566,000

		566,000

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

POLAND — 0.05%
Poland Government International Bond
4.00%, 01/22/24	$75	$79,388
6.38%, 07/15/19	50	57,544

		136,932
SOUTH AFRICA — 0.04%
South Africa Government International Bond
4.67%, 01/17/24[b]	100	100,598

		100,598
SOUTH KOREA — 0.13%
Export-Import Bank of Korea
2.88%, 01/21/25	250	244,197
Republic of Korea
7.13%, 04/16/19	100	116,766

		360,963
SUPRANATIONAL — 2.20%
African Development Bank
1.13%, 03/15/17[b]	25	25,063
2.38%, 09/23/21	200	204,436
Asian Development Bank
0.75%, 01/11/17	100	99,865
0.75%, 07/28/17	150	149,417
1.50%, 09/28/18	100	100,512
1.63%, 08/26/20[b]	30	29,846
1.75%, 03/21/19	20	20,187
2.00%, 01/22/25	250	242,993
Corp. Andina de Fomento
4.38%, 06/15/22	50	53,820
Council of Europe Development Bank
1.13%, 05/31/18	125	124,559
European Bank for Reconstruction & Development
1.00%, 02/16/17	50	50,062
1.00%, 09/17/18	50	49,537
1.63%, 11/15/18[b]	100	100,708
1.75%, 11/26/19[b]	150	150,579
1.88%, 02/23/22[b]	50	49,566
European Investment Bank
0.88%, 04/18/17	250	249,759
1.00%, 03/15/18	300	298,455
1.00%, 06/15/18	100	99,281
1.13%, 12/15/16	200	200,562
1.13%, 09/15/17	225	225,128
1.25%, 05/15/18	100	99,941
1.63%, 03/16/20	200	199,146
1.75%, 06/17/19	150	150,929
1.88%, 02/10/25	250	239,586
2.25%, 08/15/22	250	251,800
2.88%, 09/15/20	150	157,225
Inter-American Development Bank
1.00%, 07/14/17	350	350,098
1.75%, 04/14/22	200	196,508
2.13%, 11/09/20	100	101,439
3.00%, 10/04/23	100	105,616
3.88%, 02/14/20	110	119,774
4.38%, 01/24/44	25	29,671

Security	Principal (000s)	Value

International Bank for Reconstruction & Development
0.75%, 12/15/16	$200	$199,790
1.00%, 06/15/18	500	497,272
1.88%, 10/07/19	125	126,326
2.13%, 02/13/23[b]	150	149,898
2.25%, 06/24/21	100	101,659
2.50%, 07/29/25	200	202,879
International Finance Corp.
1.00%, 04/24/17	75	75,041
1.63%, 07/16/20	200	199,347
1.75%, 09/04/18	100	101,269

		6,179,549
SWEDEN — 0.02%
Svensk Exportkredit AB
5.13%, 03/01/17	50	52,571

		52,571
TURKEY — 0.30%
Turkey Government International Bond
3.25%, 03/23/23	200	183,750
4.88%, 04/16/43	400	352,000
5.75%, 03/22/24[b]	200	212,860
6.75%, 04/03/18	100	108,059

		856,669
URUGUAY — 0.10%
Uruguay Government International Bond
4.50%, 08/14/24[b]	100	102,500
7.63%, 03/21/36	135	168,750

		271,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $13,965,493)		13,698,532

MUNICIPAL DEBT OBLIGATIONS — 1.40%

CALIFORNIA — 0.42%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	50	64,762
Bay Area Toll Authority RB BAB
Series S1
6.92%, 04/01/40	100	132,738
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	25	30,494
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	42,712
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	55	75,220
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	100	121,006
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49	100	129,784
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	64,699
State of California GO BAB
7.50%, 04/01/34	50	70,899
7.55%, 04/01/39	250	369,230

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

University of California RB
Series AH
1.80%, 07/01/19	$90	$90,056

		1,191,600
COLORADO — 0.01%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	25	24,914

		24,914
CONNECTICUT — 0.03%
State of Connecticut GO
Series A
5.85%, 03/15/32	50	59,101
State of Connecticut GO BAB
5.63%, 12/01/29	25	28,967

		88,068
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	50	60,746

		60,746
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	50	50,712

		50,712
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	75	90,395
Project M, Series 2010A
6.66%, 04/01/57	20	23,774

		114,169
ILLINOIS — 0.12%
State of Illinois GO
4.95%, 06/01/23	150	150,802
5.10%, 06/01/33	150	142,275
State of Illinois GO BAB
6.63%, 02/01/35	50	51,746

		344,823
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	50	64,121

		64,121

Security	Principal (000s)	Value

MASSACHUSETTS — 0.03%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	$75	$91,482

		91,482
NEW JERSEY — 0.10%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)	100	71,773
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	100	105,748
Series C
5.75%, 12/15/28	100	103,643

		281,164
NEW YORK — 0.28%
City of New York NY GO BAB
5.97%, 03/01/36[b]	100	121,831
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	50	62,766
Series C-1
6.69%, 11/15/40	100	132,224
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	50	56,808
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	100	129,141
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	60	72,161
Port Authority of New York & New Jersey RB
5.65%, 11/01/40	50	58,973
5.86%, 12/01/24	25	30,308
Series 181
4.96%, 08/01/46	50	54,615
Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	53,237

		772,064
OHIO — 0.07%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	28,647
JobsOhio Beverage System RB
Series B
4.53%, 01/01/35	50	53,064
Ohio State University (The) RB BAB
4.91%, 06/01/40	75	84,010
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	28,194

		193,915
OREGON — 0.04%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	50	57,951

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

State of Oregon GO
5.89%, 06/01/27	$50	$60,405

		118,356
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41	40	45,921

		45,921
TEXAS — 0.12%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	55	68,956
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	50	68,924
State of Texas GO BAB
5.52%, 04/01/39	50	62,542
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	75	86,302
5.18%, 04/01/30[b]	25	29,634
University of Texas System (The) RB BAB
Series D
5.13%, 08/15/42	25	29,530

		345,888
UTAH — 0.05%
State of Utah GO BAB
Series B
3.54%, 07/01/25	90	95,681
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	25	31,656

		127,337
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	25	29,568

		29,568

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,953,930)		3,944,848

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.08%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.54%
Federal Home Loan Banks
5.00%, 11/17/17[b]	890	958,850
5.50%, 07/15/36[b]	200	263,264
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	99,473
1.25%, 10/02/19[b]	1,300	1,283,492
1.75%, 05/30/19	140	141,430
2.00%, 10/09/19	700	712,756
2.38%, 01/13/22	1,400	1,425,216
2.51%, 11/08/23 (Call 02/08/16)[b]	260	255,921
4.88%, 06/13/18	354	386,472
6.75%, 09/15/29	350	503,731

Security	Principal (000s)	Value

Federal National Mortgage Association
1.13%, 10/19/18	$500	$497,815
1.25%, 01/30/17[b]	260	261,448
1.63%, 11/27/18[b]	100	100,978
1.75%, 09/12/19	2,200	2,215,989
5.38%, 06/12/17[b]	185	197,612
5.63%, 07/15/37	86	115,879
6.25%, 05/15/29	100	137,405
6.63%, 11/15/30	250	357,531
Tennessee Valley Authority
3.50%, 12/15/42[b]	50	47,237

		9,962,499
U.S. GOVERNMENT OBLIGATIONS — 52.54%
U.S. Treasury Bonds
7.63%, 11/15/22	1,700	2,327,181
U.S. Treasury Note/Bond
0.50%, 04/30/17[b]	5,000	4,977,950
0.63%, 02/15/17	2,500	2,495,700
0.63%, 08/31/17[b]	1,200	1,194,408
0.63%, 09/30/17[b]	500	497,495
0.63%, 11/30/17[b]	500	496,700
0.75%, 10/31/17[b]	420	418,555
0.88%, 05/15/17	3,500	3,502,765
0.88%, 01/15/18	1,000	997,160
1.00%, 03/31/17	3,000	3,008,310
1.00%, 11/30/19	250	245,145
1.13%, 12/31/19	1,520	1,496,531
1.13%, 04/30/20[b]	250	245,130
1.38%, 01/31/20[b]	1,750	1,737,873
1.38%, 08/31/20[b]	1,600	1,580,656
1.38%, 09/30/20[b]	1,500	1,480,185
1.50%, 08/31/18[b]	3,000	3,026,820
1.50%, 05/31/20[b]	900	895,869
1.63%, 08/15/22[b]	1,000	978,460
1.63%, 11/15/22[b]	250	243,983
1.75%, 10/31/18[b]	10,000	10,156,600
1.75%, 02/28/22	1,300	1,286,818
1.75%, 04/30/22[b]	500	494,120
1.75%, 05/15/22	600	592,536
1.75%, 09/30/22[b]	8,000	7,878,400
1.88%, 08/31/17	6,000	6,102,839
1.88%, 09/30/17	10,000	10,178,500
1.88%, 10/31/17	500	508,985
1.88%, 06/30/20	2,000	2,022,160
1.88%, 05/31/22[b]	1,000	995,010
2.00%, 09/30/20	15,500	15,745,366
2.00%, 11/30/20	1,000	1,014,150
2.00%, 11/15/21[b]	500	503,790
2.00%, 02/15/22[b]	1,500	1,509,345
2.00%, 02/15/25	750	736,523
2.00%, 08/15/25[b]	2,600	2,547,948
2.13%, 12/31/21	700	709,492
2.13%, 06/30/22	150	151,487
2.13%, 05/15/25[b]	900	892,386
2.25%, 11/15/24	170	170,779
2.38%, 07/31/17[b]	3,000	3,075,420
2.50%, 06/30/17[b]	1,400	1,436,554
2.50%, 02/15/45[b]	1,800	1,620,396
2.63%, 11/15/20	2,300	2,400,211
2.88%, 08/15/45[b]	2,850	2,780,574
3.00%, 05/15/45[b]	3,350	3,347,622

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 11/15/45	$500	$500,920
3.50%, 02/15/39	1,000	1,109,580
3.88%, 08/15/40[b]	7,330	8,586,361
4.00%, 08/15/18[b]	17,000	18,319,881
4.25%, 05/15/39	400	495,712
4.50%, 08/15/39	1,038	1,332,885
4.63%, 02/15/40	300	391,854
4.75%, 02/15/41[b]	250	333,120
5.25%, 02/15/29[b]	150	197,495
5.38%, 02/15/31[b]	1,300	1,771,601
6.00%, 02/15/26	1,600	2,150,768
6.88%, 08/15/25[b]	600	847,380
7.63%, 02/15/25[b]	600	874,320

		147,616,764

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $159,034,587)		157,579,263

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 37.25%

MONEY MARKET FUNDS — 37.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,g,h]	91,845	91,845,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,g,h]	7,926	7,926,050
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,g]	4,881	4,880,552

		104,652,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,652,054)		104,652,054

TOTAL INVESTMENTS IN SECURITIES — 135.77%
(Cost: $384,489,583)		381,459,020
Other Assets, Less Liabilities — (35.77)%		(100,492,181)

NET ASSETS — 100.00%		$280,966,839

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

181

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BANK LOAN OBLIGATIONS — 0.03%

OIL & GAS — 0.03%
EXCO Resources Inc., 2nd Lien Term Loan
12.50%, 10/26/20	$5,303	$3,854,826

		3,854,826

Total BANK LOAN OBLIGATIONS
(Cost: $5,303,250)		3,854,826

CORPORATE BONDS & NOTES — 97.75%

ADVERTISING — 0.46%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/31/15)[a]	7,700	5,587,313
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	13,300	13,632,500
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	9,009	9,031,522
5.38%, 01/15/24 (Call 01/15/19)[a]	9,525	9,620,250
5.88%, 02/01/22 (Call 02/01/17)[a]	8,200	8,589,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a]	9,125	9,067,969
5.63%, 02/15/24 (Call 02/15/19)	7,200	7,428,000
5.88%, 03/15/25 (Call 09/15/19)	7,900	8,107,375

		71,064,429
AEROSPACE & DEFENSE — 0.64%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	22,290	21,523,781
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	7,550	8,221,648
TransDigm Inc.
5.50%, 10/15/20 (Call 12/31/15)[a]	9,000	8,861,850
6.00%, 07/15/22 (Call 07/15/17)[a]	19,480	19,187,800
6.50%, 07/15/24 (Call 07/15/19)[a]	23,010	22,664,850
6.50%, 05/15/25 (Call 05/15/20)[a,b]	9,400	9,209,650
7.50%, 07/15/21 (Call 07/15/16)[a]	7,850	8,243,285

		97,912,864
AIRLINES — 0.37%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	7,725	8,113,427
7.75%, 04/15/21[b]	7,180	7,426,813
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,615	10,320,434
5.50%, 10/01/19[a,b]	13,790	13,841,712
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	6,750	6,944,063
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	10,010	10,329,803

		56,976,252

Security	Principal (000s)	Value

APPAREL — 0.22%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/31/15)[a]	$13,030	$13,453,475
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[a]	10,315	10,289,212
6.88%, 05/01/22 (Call 05/01/17)	9,246	9,951,008

		33,693,695
AUTO MANUFACTURERS — 1.15%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 12/21/15)[a]	59,467	64,135,159
Fiat Chrysler Automobile NV
4.50%, 04/15/20[a]	23,905	23,964,763
5.25%, 04/15/23[a]	27,340	27,066,600
General Motors Co.
3.50%, 10/02/18	1,041	1,056,032
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	1,225	1,215,264
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,600	10,388,000
4.13%, 12/15/18[a,b]	12,400	12,586,000
4.25%, 11/15/19[a,b]	10,240	10,368,000
5.63%, 02/01/23 (Call 02/01/18)[a,b]	9,200	9,545,000
Navistar International Corp.
8.25%, 11/01/21 (Call 12/31/15)[a]	21,781	15,392,380

		175,717,198
AUTO PARTS & EQUIPMENT — 1.35%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	6,806	7,125,031
6.63%, 10/15/22 (Call 10/15/17)	10,125	10,668,358
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	8,350	8,479,606
5.50%, 12/15/24 (Call 12/15/19)[a]	7,200	7,218,000
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	3,635	3,707,700
6.50%, 03/01/21 (Call 03/01/16)[a]	17,905	18,893,297
7.00%, 05/15/22 (Call 05/15/17)[a]	12,945	13,980,600
8.25%, 08/15/20 (Call 12/07/15)[a]	13,845	14,422,337
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	7,808	7,944,640
5.25%, 01/15/25 (Call 01/15/20)	13,205	13,480,060
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,932,250
4.75%, 05/15/21 (Call 05/15/16)[a,b]	15,350	15,580,250
4.75%, 05/5/23 (Call 05/15/18)[a,b]	9,700	9,627,250
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,400	19,472,750
4.50%, 04/29/22[a,b]	16,950	16,612,763
4.75%, 04/29/25[b]	27,655	26,825,350

		206,970,242
BANKS — 3.12%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	9,641	9,857,923
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[b,c]	7,400	9,620,000
CIT Group Inc.
3.88%, 02/19/19[a]	19,400	19,374,840

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.25%, 08/15/17[a]	$32,875	$33,506,065
5.00%, 05/15/17[a]	21,167	21,788,417
5.00%, 08/15/22[a]	24,150	24,607,546
5.00%, 08/01/23[a]	15,060	15,277,974
5.25%, 03/15/18[a]	30,501	31,634,417
5.38%, 05/15/20[a]	15,510	16,316,985
5.50%, 02/15/19[a,b]	32,324	33,817,239
6.63%, 04/01/18[b]	13,951	14,843,009
Commerzbank AG
8.13%, 09/19/23[b]	19,850	22,994,240
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	19,251	19,672,067
8.38%, 10/29/49 (Call 10/13/19)[b,c]	17,160	19,331,821
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	11,825	10,756,131
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	41,288	42,463,131
6.00%, 12/19/23[a]	37,971	41,265,918
6.10%, 06/10/23[a]	19,772	21,550,096
6.13%, 12/15/22	40,638	44,573,498
Royal Bank of Scotland NV
4.65%, 06/04/18	7,850	8,105,125
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	15,123	15,428,028

		476,784,470
BEVERAGES — 0.62%
Constellation Brands Inc.
3.75%, 05/01/21	10,000	10,062,500
3.88%, 11/15/19[a]	7,625	7,844,219
4.25%, 05/01/23[a]	20,095	20,245,712
4.75%, 11/15/24[a]	7,531	7,709,861
4.75%, 12/01/25	2,125	2,151,563
6.00%, 05/01/22[a]	10,550	11,710,500
7.25%, 09/01/16[a]	2,150	2,236,000
7.25%, 05/15/17[a]	10,674	11,434,523
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	10,175	9,844,821
6.75%, 01/01/20 (Call 01/01/17)[a]	11,055	11,386,650

		94,626,349
BIOTECHNOLOGY — 0.16%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	11,750	10,163,750
9.50%, 10/21/22 (Call 12/15/18)[a,b]	14,500	14,065,000

		24,228,750
BUILDING MATERIALS — 0.79%
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[b]	13,740	14,083,500
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	21,460	21,581,931
6.00%, 10/15/25 (Call 10/15/20)[b]	14,225	14,687,312
Lafarge SA
6.50%, 07/15/16[a]	1,100	1,133,747
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[a]	8,500	8,330,000
5.95%, 03/15/22	5,777	6,239,160
6.13%, 10/03/16	4,853	5,028,679
7.13%, 03/15/20[a]	8,845	10,251,355

Security	Principal (000s)	Value

USG Corp.
6.30%, 11/15/16[a]	$7,169	$7,385,808
9.75%, 01/15/18[a]	10,648	11,943,507
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[a]	9,125	9,102,188
7.50%, 06/15/21	9,650	11,277,579
		121,044,766
CHEMICALS — 1.69%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[a]	10,250	10,485,147
4.75%, 08/15/22 (Call 05/15/22)[a]	21,000	20,895,000
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	8,830	8,355,388
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	12,700	13,716,000
10.00%, 10/15/25 (Call 10/15/20)[a,b]	4,250	4,664,375
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	24,640	18,356,800
7.00%, 05/15/25 (Call 05/15/20)[a,b]	14,420	10,751,913
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	12,625	12,072,656
Hexion Inc.
6.63%, 04/15/20 (Call 12/31/15)[a]	27,548	19,972,300
8.88%, 02/01/18 (Call 12/31/15)	23,050	15,213,000
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 12/31/15)	9,400	3,247,700
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	12,675	11,851,125
5.13%, 11/15/22 (Call 08/15/22)[a,b]	7,350	6,783,438
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	12,475	12,319,062
6.13%, 08/15/18 (Call 12/31/15)[a,b]	12,825	12,857,062
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,245	9,035,771
5.25%, 08/01/23 (Call 08/01/18)[a,b]	9,900	9,887,625
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	20,975	18,235,141
PSPC Escrow II Corp.
10.38%, 05/01/21 (Call 05/01/18)[b]	8,165	8,328,300
Tronox Finance LLC
6.38%, 08/15/20 (Call 12/31/15)	16,400	10,947,000
7.50%, 03/15/22 (Call 03/15/18)[b]	11,903	7,855,980
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	12,750	12,826,500
		258,657,283
COAL — 0.27%
Arch Coal Inc.
7.00%, 06/15/19 (Call 12/31/15)	15,450	328,312
7.25%, 10/01/20 (Call 12/31/15)	7,380	147,600
7.25%, 06/15/21 (Call 06/15/16)	15,500	290,625
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	26,910	17,454,125
8.00%, 04/01/23 (Call 04/01/18)[a,b]	8,500	5,950,000
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	20,000	4,500,000
Peabody Energy Corp.
6.00%, 11/15/18[a]	21,240	4,938,300
6.25%, 11/15/21	21,528	3,307,239
6.50%, 09/15/20	9,145	1,385,102

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

10.00%, 03/15/22 (Call 03/15/18)[a,b]	$14,055	$3,271,692

		41,572,995
COMMERCIAL SERVICES — 3.16%
ADT Corp. (The)
2.25%, 07/15/17[a]	8,573	8,459,927
3.50%, 07/15/22[a]	19,621	17,847,629
4.13%, 04/15/19[a]	7,975	8,118,112
4.13%, 06/15/23[a]	13,325	12,392,739
6.25%, 10/15/21[a]	19,150	19,984,220
APX Group Inc.
6.38%, 12/01/19 (Call 12/31/15)[a]	16,200	15,552,000
8.75%, 12/01/20 (Call 12/31/15)[a]	17,571	14,408,220
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,535	10,745,700
6.50%, 07/15/22 (Call 07/15/17)[a,b]	17,230	18,005,350
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	6,615	6,482,700
5.50%, 04/01/23 (Call 04/01/18)[a]	13,750	13,921,875
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	19,950	16,608,375
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	15,180	12,412,812
Hertz Corp. (The)
5.88%, 10/15/20 (Call 12/31/15)[a]	12,550	12,895,125
6.25%, 10/15/22 (Call 10/15/17)[a]	9,400	9,762,458
6.75%, 04/15/19 (Call 12/31/15)[a]	24,990	25,333,610
7.38%, 01/15/21 (Call 01/15/16)[a]	11,282	11,648,665
7.50%, 10/15/18 (Call 12/31/15)[a]	9,400	9,522,294
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	20,017	19,832,758
6.00%, 08/15/23 (Call 08/15/18)[a]	14,715	15,380,059
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	20,719	19,890,240
Laureate Education Inc.
9.25%, 09/01/19 (Call 12/31/15)[a,b]	25,800	19,737,000
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	9,200	9,151,441
RR Donnelley & Sons Co.
6.00%, 04/01/24	6,225	5,631,602
7.00%, 02/15/22	7,350	7,069,781
7.88%, 03/15/21[a]	7,575	7,871,236
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[a]	7,750	8,079,375
5.38%, 05/15/24 (Call 05/15/19)	13,420	13,990,350
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	19,495	19,446,262
5.50%, 07/15/25 (Call 07/15/20)[a]	14,620	14,620,000
5.75%, 11/15/24 (Call 05/15/19)[a]	14,325	14,504,063
6.13%, 06/15/23 (Call 12/15/17)[a]	16,464	17,122,560
7.38%, 05/15/20 (Call 05/15/16)[a]	13,554	14,367,240
7.63%, 04/15/22 (Call 04/15/17)[a]	26,000	27,950,000
8.25%, 02/01/21 (Call 02/01/16)[a]	4,156	4,358,605

		483,104,383
COMPUTERS — 0.58%
Dell Inc.
4.63%, 04/01/21	7,660	7,635,881
5.65%, 04/15/18	7,209	7,558,954
5.88%, 06/15/19[a]	9,650	10,267,600

Security	Principal (000s)	Value

NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	$8,279	$8,030,630
5.00%, 07/15/22 (Call 07/15/17)	12,114	11,720,295
5.88%, 12/15/21 (Call 12/15/17)[a]	7,025	6,919,625
6.38%, 12/15/23 (Call 12/15/18)[a]	12,575	12,480,688
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 12/01/15)[a]	8,225	8,382,730
7.63%, 11/15/20 (Call 12/01/15)	15,140	15,707,069

		88,703,472
COSMETICS & PERSONAL CARE — 0.07%
Avon Products Inc.
6.35%, 03/15/20[a]	8,350	6,121,296
6.75%, 03/15/23	7,168	4,766,720

		10,888,016
DISTRIBUTION & WHOLESALE — 0.45%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	23,215	24,085,562
7.50%, 07/15/20 (Call 10/15/16)[a]	22,332	23,558,112
11.50%, 07/15/20 (Call 10/15/16)	18,795	21,144,375

		68,788,049
DIVERSIFIED FINANCIAL SERVICES — 6.88%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a]	7,500	7,406,250
3.75%, 05/15/19	21,500	21,526,875
4.25%, 07/01/20	12,250	12,394,108
4.50%, 05/15/21[a]	20,800	21,190,000
4.63%, 10/30/20	13,440	13,809,600
4.63%, 07/01/22[a]	10,455	10,559,648
5.00%, 10/01/21[a]	15,440	16,032,955
Aircastle Ltd.
4.63%, 12/15/18	6,800	7,004,000
5.13%, 03/15/21[a]	10,100	10,504,000
5.50%, 02/15/22	9,593	10,012,694
6.25%, 12/01/19[a]	7,350	7,919,625
6.75%, 04/15/17[a]	7,900	8,275,250
Ally Financial Inc.
2.75%, 01/30/17	14,865	14,815,596
3.25%, 02/13/18	11,660	11,636,680
3.50%, 01/27/19	15,050	14,925,624
3.60%, 05/21/18[a]	17,700	17,693,529
3.75%, 11/18/19	14,900	14,774,244
4.13%, 03/30/20[a]	15,490	15,600,986
4.13%, 02/13/22[a]	11,445	11,395,950
4.63%, 05/19/22	8,000	8,157,504
4.63%, 03/30/25[a]	10,300	10,308,240
4.75%, 09/10/18[a]	13,875	14,334,540
5.13%, 09/30/24	13,605	14,046,138
5.50%, 02/15/17	25,917	26,644,596
5.75%, 11/20/25 (Call 10/20/25)	14,065	14,082,581
6.25%, 12/01/17	19,360	20,416,591
7.50%, 09/15/20	8,400	9,626,531
8.00%, 12/31/18[a]	10,175	11,349,365
8.00%, 03/15/20[a]	18,810	21,766,065
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)[a]	14,380	15,242,786
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	22,055	22,110,138
4.88%, 03/15/19 (Call 07/15/16)[a]	24,475	24,444,406
5.88%, 02/01/22 (Call 08/01/17)[a]	28,575	28,967,906
6.00%, 08/01/20 (Call 02/01/17)[a]	30,775	31,621,313

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

International Lease Finance Corp.
3.88%, 04/15/18	$12,965	$13,045,264
4.63%, 04/15/21[a]	7,600	7,828,000
5.88%, 04/01/19	15,500	16,465,183
5.88%, 08/15/22	14,425	15,551,779
6.25%, 05/15/19	24,058	25,885,746
8.25%, 12/15/20[a]	21,087	25,048,166
8.63%, 01/15/22[a]	11,936	14,521,028
8.75%, 03/15/17[a]	26,399	28,276,901
8.88%, 09/01/17	7,790	8,539,788
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	7,520	6,843,200
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	11,083,125
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	8,122,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 12/31/15)[a]	7,700	7,469,000
6.50%, 07/01/21 (Call 01/01/17)	13,100	11,822,750
7.88%, 10/01/20 (Call 10/01/16)	7,200	6,984,000
Navient Corp.
4.63%, 09/25/17[a]	7,921	7,894,223
4.88%, 06/17/19[a]	18,610	17,350,918
5.00%, 10/26/20[a]	8,351	7,519,506
5.50%, 01/15/19[a]	23,800	22,682,723
5.50%, 01/25/23[a]	19,015	16,271,618
5.88%, 03/25/21[a]	9,375	8,595,703
5.88%, 10/25/24[a]	10,300	8,726,649
6.00%, 01/25/17	19,571	19,939,405
6.13%, 03/25/24[a]	15,991	13,765,644
7.25%, 01/25/22[a]	12,654	12,049,340
8.00%, 03/25/20[a]	28,340	28,765,100
8.45%, 06/15/18[a]	47,923	50,175,381
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	12,831	13,440,473
7.25%, 12/15/21 (Call 12/15/17)[b]	16,302	16,590,064
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	23,660	22,891,050
Springleaf Finance Corp.
5.25%, 12/15/19[a]	13,400	13,165,500
6.90%, 12/15/17	30,926	32,091,684
7.75%, 10/01/21	12,100	12,795,750

		1,052,793,475
ELECTRIC — 3.59%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	14,130	12,712,873
5.50%, 03/15/24 (Call 03/15/19)[a]	14,650	13,351,464
5.50%, 04/15/25 (Call 04/15/20)	10,200	9,174,407
7.38%, 07/01/21 (Call 06/01/21)[a]	18,975	19,517,142
8.00%, 06/01/20[a]	6,980	7,712,900
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	24,060	22,395,349
5.50%, 02/01/24 (Call 02/01/19)	13,097	12,139,912
5.75%, 01/15/25 (Call 10/15/19)[a]	30,400	28,381,440
5.88%, 01/15/24 (Call 11/01/18)[a,b]	9,250	9,527,500
6.00%, 01/15/22 (Call 11/01/16)[a,b]	12,366	12,767,895
7.88%, 01/15/23 (Call 01/15/17)[a,b]	13,176	13,966,560
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	1,115	1,134,513
7.25%, 10/15/21 (Call 07/15/21)[a]	15,937	15,817,213

Security	Principal (000s)	Value

Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)[a]	$9,300	$8,323,035
6.75%, 11/01/19 (Call 05/01/17)[a]	39,825	39,224,638
7.38%, 11/01/22 (Call 11/01/18)[a]	31,010	29,924,650
7.63%, 11/01/24 (Call 11/01/19)[a]	23,620	22,616,150
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c]	21,707	24,990,184
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,442,199
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	15,550	15,724,191
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a,b]	9,100	9,221,880
GenOn Energy Inc.
7.88%, 06/15/17[a]	13,423	12,749,073
9.50%, 10/15/18	11,080	9,833,500
9.88%, 10/15/20 (Call 12/31/15)[a]	11,700	9,886,500
IPALCO Enterprises Inc.
3.45%, 07/15/20	2,525	2,490,609
5.00%, 05/01/18 (Call 04/01/18)[a]	6,250	6,549,722
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	22,555	20,863,375
6.25%, 05/01/24 (Call 05/01/19)[a]	19,350	17,411,577
6.63%, 03/15/23 (Call 09/15/17)[a]	18,015	16,573,800
7.63%, 01/15/18[a]	20,980	21,916,642
7.88%, 05/15/21 (Call 05/15/16)[a]	21,408	21,193,920
8.25%, 09/01/20 (Call 12/31/15)[a]	20,050	20,626,437
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	350	288,750
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	13,770	11,109,194
4.63%, 07/15/19 (Call 07/15/16)[b]	23,825	21,502,062
6.50%, 05/01/18	7,650	7,731,013
6.50%, 06/01/25 (Call 06/01/20)[a,b]	11,485	9,723,967

		548,516,236
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
Anixter Inc.
5.13%, 10/01/21	7,250	7,357,844
Edgewell Personal Care Co.
4.70%, 05/19/21	6,150	6,211,500
4.70%, 05/24/22	11,865	11,865,000
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a,b]	12,175	11,809,750

		37,244,094
ENERGY — ALTERNATE SOURCES — 0.09%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	17,910	13,342,950

		13,342,950
ENGINEERING & CONSTRUCTION — 0.28%
Abengoa Finance SAU
8.88%, 11/01/17[a,b]	5,993	912,734
AECOM Co.
5.75%, 10/15/22 (Call 10/15/17)[a]	13,425	13,861,312
5.88%, 10/15/24 (Call 07/15/24)	15,124	15,313,050

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	$13,292	$13,225,540

		43,312,636
ENTERTAINMENT — 1.56%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	11,250	10,968,750
5.13%, 12/15/22 (Call 12/15/17)[a]	5,500	5,493,400
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,350	8,569,188
4.88%, 11/01/20 (Call 08/01/20)[a]	16,475	16,886,875
5.38%, 11/01/23 (Call 08/01/23)	10,950	10,867,875
International Game Technology
7.50%, 06/15/19[a]	10,550	11,394,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,380	12,225,250
6.25%, 02/15/22 (Call 08/15/21)[b]	29,375	27,961,475
6.50%, 02/15/25 (Call 08/15/24)[a,b]	21,240	19,540,800
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	12,940	13,740,727
7.50%, 04/15/21 (Call 12/31/15)	15,805	16,654,519
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	14,650	14,869,750
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	19,710	19,020,150
10.00%, 12/01/22 (Call 12/01/18)[a]	39,950	30,761,500
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	9,139	9,243,083
6.75%, 04/15/22 (Call 04/15/17)[a,b]	11,400	10,260,000

		238,457,342
ENVIRONMENTAL CONTROL — 0.37%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	10,925	10,965,969
5.25%, 08/01/20 (Call 08/01/16)[a]	14,379	14,588,933
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	9,300	9,080,288
6.38%, 10/01/22 (Call 04/01/17)[a]	7,225	7,501,356
7.25%, 12/01/20 (Call 12/31/15)	5,748	5,985,105
Tervita Corp.
8.00%, 11/15/18 (Call 12/31/15)[b]	12,350	8,398,000

		56,519,651
FOOD — 1.00%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	11,672	12,430,680
Aramark Services Inc.
5.75%, 03/15/20 (Call 12/31/15)[a]	15,200	15,751,304
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[b]	12,300	12,069,375
6.75%, 12/01/21 (Call 12/01/17)[b]	16,575	16,823,625
7.38%, 02/15/22 (Call 02/15/17)[a]	25,100	26,166,750
7.75%, 03/15/24 (Call 09/15/18)[a,b]	14,690	15,314,325
8.00%, 07/15/25 (Call 07/15/20)[a,b]	8,820	9,261,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 12/31/15)[a,b]	6,925	7,020,219
6.63%, 08/15/22 (Call 08/15/17)	18,369	19,425,217
7.75%, 07/01/17[a]	7,329	7,896,997
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	7,550	7,059,250

Security	Principal (000s)	Value

8.00%, 05/01/16	$1,661	$1,681,763
U.S. Foods Inc.
8.50%, 06/30/19 (Call 12/31/15)[a]	2,700	2,804,625

		153,705,130
FOREST PRODUCTS & PAPER — 0.01%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 12/31/15)	6,740	1,213,200

		1,213,200
GAS — 0.31%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	8,450	7,602,359
6.88%, 10/15/21 (Call 10/15/16)	8,175	7,194,000
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	9,550	9,526,125
7.50%, 11/30/16	22,450	22,899,000

		47,221,484
HEALTH CARE — PRODUCTS — 1.30%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	9,145	8,870,650
6.50%, 06/15/20 (Call 06/15/16)	10,275	10,223,625
7.25%, 07/01/18 (Call 12/31/15)[a]	4,200	4,341,750
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/31/15)[b]	13,647	13,851,705
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	24,690	20,245,800
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	19,515	17,563,500
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	17,818	18,486,175
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 12/31/15)[a]	36,545	35,485,195
12.50%, 11/01/19 (Call 12/31/15)	11,090	10,535,500
Mallinckrodt International Finance SA
4.75%, 04/15/23	10,100	8,332,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	13,745	12,439,225
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,030	11,960,575
5.63%, 10/15/23 (Call 10/15/18)[a,b]	14,120	12,143,200
5.75%, 08/01/22 (Call 08/01/17)[a,b]	17,100	15,133,500

		199,612,900
HEALTH CARE — SERVICES — 6.68%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	20,673	20,262,411
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 12/31/15)[a]	26,585	27,116,700
5.13%, 08/01/21 (Call 02/01/17)	17,004	17,152,785
6.88%, 02/01/22 (Call 02/01/18)[a]	58,150	56,405,500
7.13%, 07/15/20 (Call 07/15/16)[a]	22,790	22,676,050
8.00%, 11/15/19 (Call 12/31/15)[a]	37,801	38,179,010
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	28,827	27,529,785
5.13%, 07/15/24 (Call 07/15/19)[a]	34,300	34,214,250
5.75%, 08/15/22 (Call 08/15/17)[a]	22,750	23,546,250
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	8,950	9,106,625

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

4.75%, 10/15/24 (Call 07/17/24)[b]	$5,940	$5,940,000
5.63%, 07/31/19[a,b]	14,200	15,353,750
5.88%, 01/31/22[b]	15,724	17,001,575
6.50%, 09/15/18[a,b]	6,241	6,841,696
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	9,900	10,704,375
6.88%, 07/15/17[a]	6,750	7,239,375
HCA Holdings Inc.
6.25%, 02/15/21[a]	17,585	18,640,100
HCA Inc.
3.75%, 03/15/19[a]	28,405	28,618,037
4.25%, 10/15/19	10,700	10,887,250
4.75%, 05/01/23	22,250	22,154,743
5.00%, 03/15/24[a]	35,900	35,989,750
5.25%, 04/15/25[a]	26,505	26,834,325
5.38%, 02/01/25[a]	48,980	48,306,525
5.88%, 03/15/22	24,000	25,646,064
5.88%, 05/01/23[a]	23,650	24,418,625
5.88%, 02/15/26 (Call 08/15/25)	3,400	3,425,500
6.50%, 02/15/20[a]	56,197	61,957,192
7.50%, 02/15/22[a]	37,854	42,396,480
8.00%, 10/01/18[a]	8,600	9,664,250
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	16,865	16,274,725
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	9,275	7,744,625
8.00%, 01/15/20	13,050	12,332,250
8.75%, 01/15/23 (Call 01/15/18)[a]	11,965	11,366,750
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	20,500	20,602,500
5.88%, 12/01/23 (Call 12/01/18)	5,695	5,730,594
6.63%, 10/01/20 (Call 12/31/15)[a]	6,100	6,325,700
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	18,525	18,571,313
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	20,445	20,087,213
4.50%, 04/01/21[a]	16,530	16,364,700
4.75%, 06/01/20[a]	8,924	8,990,930
5.00%, 03/01/19[a]	20,675	19,951,375
5.50%, 03/01/19[a]	8,900	8,633,000
6.00%, 10/01/20[a]	32,214	33,985,770
6.25%, 11/01/18[a]	15,160	16,050,650
6.75%, 06/15/23[a]	37,130	34,809,375
8.00%, 08/01/20 (Call 12/31/15)[a]	14,010	14,185,125
8.13%, 04/01/22[a]	51,201	51,201,000

		1,021,416,573
HOLDING COMPANIES — DIVERSIFIED — 0.57%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	35,265	35,529,487
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[b]	2,050	2,091,000
7.75%, 01/15/22 (Call 01/15/17)	12,794	13,049,880
7.88%, 07/15/19 (Call 01/15/16)[b]	1,215	1,289,273
7.88%, 07/15/19 (Call 01/15/16)	8,725	9,248,500
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	14,650	14,789,808
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	11,415	11,600,494

		87,598,442

Security	Principal (000s)	Value

HOME BUILDERS — 1.15%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/31/15)[a,b]	$10,625	$10,306,250
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	10,400	9,776,000
CalAtlantic Group Inc.
8.38%, 05/15/18	7,625	8,568,594
8.38%, 01/15/21[a]	8,920	10,436,400
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	5,700	5,770,058
3.75%, 03/01/19 (Call 12/01/18)[a]	7,750	7,866,250
4.00%, 02/15/20[a]	10,908	11,028,950
5.75%, 08/15/23 (Call 05/15/23)[a]	6,800	7,364,864
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 12/31/15)[a,b]	11,550	10,279,500
KB Home
4.75%, 05/15/19 (Call 02/15/19)	6,524	6,407,151
7.00%, 12/15/21 (Call 09/15/21)[a]	8,513	8,464,379
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	7,550	7,763,185
4.50%, 11/15/19 (Call 08/15/19)[a]	10,615	10,902,489
4.75%, 11/15/22 (Call 08/15/22)[a]	9,320	9,296,700
4.75%, 05/30/25 (Call 02/28/25)[a]	7,825	7,646,811
4.88%, 12/15/23 (Call 09/15/23)	4,880	4,880,000
12.25%, 06/01/17[a]	5,325	6,070,500
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	10,850	10,877,125
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,650	7,497,000
5.88%, 02/15/22 (Call 11/15/21)[a]	7,391	7,898,989
8.91%, 10/15/17	5,800	6,496,913

		175,598,108
HOUSEHOLD PRODUCTS & WARES — 1.36%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 12/31/15)[a]	60,375	61,771,474
6.88%, 02/15/21 (Call 02/15/16)[a]	20,350	21,062,250
7.88%, 08/15/19 (Call 12/31/15)[a]	12,770	13,219,610
8.25%, 02/15/21 (Call 02/15/16)[a]	21,255	21,361,275
8.50%, 05/15/18 (Call 12/31/15)[a]	13,160	13,218,874
9.00%, 04/15/19 (Call 12/31/15)[a]	12,400	12,562,320
9.88%, 08/15/19 (Call 12/31/15)[a]	24,611	25,548,484
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a,b]	18,832	19,161,562
6.38%, 11/15/20 (Call 11/15/16)	8,210	8,723,125
6.63%, 11/15/22 (Call 11/15/17)[a]	10,860	11,620,200

		208,249,174
INSURANCE — 0.61%
Genworth Holdings Inc.
4.80%, 02/15/24	7,600	5,645,714
4.90%, 08/15/23	7,725	5,792,321
6.15%, 11/15/66 (Call 11/15/16)[c]	9,100	3,844,750
6.52%, 05/22/18	10,552	10,601,452
7.20%, 02/15/21	7,550	6,969,588
7.63%, 09/24/21	14,975	13,908,031
7.70%, 06/15/20[a]	7,800	7,688,852
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	23,520	22,579,200

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[c]	$15,675	$15,722,025

		92,751,933
INTERNET — 1.08%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	7,500	7,715,625
5.38%, 01/01/22 (Call 01/01/18)[a]	13,450	13,719,000
5.38%, 04/01/23 (Call 04/01/18)[a]	18,559	18,755,415
5.75%, 01/01/25 (Call 01/01/20)	9,330	9,469,950
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	9,950	8,905,250
4.88%, 11/30/18 (Call 12/31/15)	6,850	7,021,250
Netflix Inc.
5.38%, 02/01/21[a]	11,150	11,639,079
5.50%, 02/15/22[a,b]	13,100	13,546,591
5.75%, 03/01/24[a]	7,450	7,654,875
5.88%, 02/15/25[a,b]	14,045	14,589,244
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	14,084	13,943,160
5.25%, 04/01/25 (Call 01/01/25)[a]	10,140	10,294,493
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a,b]	26,875	25,867,188
10.13%, 07/01/20 (Call 07/01/16)	1,702	1,846,670

		164,967,790
IRON & STEEL — 1.75%
AK Steel Corp.
7.63%, 05/15/20 (Call 12/31/15)[a]	9,475	3,920,073
7.63%, 10/01/21 (Call 10/01/17)[a]	6,400	2,625,437
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	9,380	7,277,848
7.63%, 08/15/23 (Call 05/15/23)	8,750	6,813,100
ArcelorMittal
5.13%, 06/01/20[a]	10,190	8,865,300
5.50%, 02/25/17	27,451	26,974,725
6.00%, 08/05/20[a]	19,728	17,449,329
6.13%, 06/01/18[a]	28,276	27,508,473
6.13%, 06/01/25[a]	8,545	6,700,556
6.50%, 03/01/21[a]	28,035	24,320,363
7.25%, 02/25/22[a]	21,175	18,475,188
10.85%, 06/01/19	28,746	30,327,030
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	500	119,612
7.75%, 03/31/20 (Call 03/31/17)[a,b]	8,897	3,206,627
8.25%, 03/31/20 (Call 03/31/18)[a,b]	9,955	8,113,325
Commercial Metals Co.
6.50%, 07/15/17	6,928	7,231,100
7.35%, 08/15/18[a]	10,250	10,966,411
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	11,886	11,561,258
5.25%, 04/15/23 (Call 04/15/18)	7,475	7,194,688
5.50%, 10/01/24 (Call 10/01/19)[a]	9,000	8,595,000
6.13%, 08/15/19 (Call 08/15/16)	7,300	7,546,375
U.S. Steel Corp.
6.05%, 06/01/17	8,934	6,542,571
7.00%, 02/01/18[a]	9,450	5,992,593
7.38%, 04/01/20[a]	11,000	5,692,500
7.50%, 03/15/22 (Call 03/15/17)[a]	7,275	3,748,184

		267,767,666

Security	Principal (000s)	Value

LEISURE TIME — 0.23%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	$11,150	$11,150,000
5.25%, 11/15/19 (Call 11/15/16)[b]	7,000	7,201,250
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,095	12,582,428
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	4,335	4,269,975

		35,203,653
LODGING — 1.99%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[a]	13,965	14,610,881
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[a]	18,700	18,139,000
11.00%, 10/01/21 (Call 10/01/16)[a]	20,750	19,038,125
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	9,700	9,994,031
6.00%, 06/01/25 (Call 06/01/20)[a]	8,990	9,247,294
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	28,654	29,707,035
MGM Resorts International
5.25%, 03/31/20[a]	8,900	8,892,263
6.00%, 03/15/23[a]	26,185	26,004,847
6.63%, 12/15/21[a]	23,100	24,040,189
6.75%, 10/01/20[a]	19,050	20,002,500
7.63%, 01/15/17[a]	11,650	12,290,750
7.75%, 03/15/22	18,750	20,098,721
8.63%, 02/01/19[a]	15,212	17,295,740
10.00%, 11/01/16	7,650	8,180,757
11.38%, 03/01/18[a]	10,070	11,807,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,000	7,740,000
5.38%, 03/15/22 (Call 03/15/17)[a]	16,850	16,176,000
5.50%, 03/01/25 (Call 12/01/24)[a,b]	34,062	30,485,490

		303,750,698
MACHINERY — 0.93%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	15,600	14,196,000
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	27,210	29,020,730
CNH Industrial Capital LLC
3.25%, 02/01/17	8,200	8,138,500
3.38%, 07/15/19[a]	9,000	8,640,000
3.63%, 04/15/18[a]	12,350	12,226,500
3.88%, 07/16/18	12,875	12,714,063
4.38%, 11/06/20	11,115	10,781,550
6.25%, 11/01/16[a]	9,220	9,438,975
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	16,350	15,947,347
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	20,245	21,516,639

		142,620,304
MANUFACTURING — 0.86%
Bombardier Inc.
4.75%, 04/15/19[b]	11,555	10,111,303
5.50%, 09/15/18[a,b]	14,850	14,050,476

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.75%, 03/15/22[a,b]	$8,550	$6,433,875
6.00%, 10/15/22 (Call 04/15/17)[a,b]	22,203	16,707,758
6.13%, 01/15/23[b]	23,050	17,229,875
7.50%, 03/15/18[b]	17,000	16,957,500
7.50%, 03/15/25 (Call 03/15/20)[a,b]	27,830	20,733,350
7.75%, 03/15/20[a,b]	16,620	14,656,679
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	20,360	15,168,200

		132,049,016
MEDIA — 9.41%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	19,850	19,105,625
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	9,975	9,900,188
7.75%, 07/15/21 (Call 07/15/16)[a]	10,470	11,098,200
Cablevision Systems Corp.
5.88%, 09/15/22	12,100	9,546,071
7.75%, 04/15/18[a]	14,300	14,872,000
8.00%, 04/15/20[a]	8,850	8,363,250
8.63%, 09/15/17	17,270	18,219,850
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	18,825	18,683,813
5.13%, 05/01/23 (Call 05/01/18)[a,b]	21,000	20,790,000
5.25%, 03/15/21 (Call 03/15/16)[a]	7,250	7,471,024
5.25%, 09/30/22 (Call 09/30/17)[a]	22,676	22,789,380
5.38%, 05/01/25 (Call 05/01/20)[a,b]	13,475	13,390,781
5.75%, 09/01/23 (Call 03/01/18)[a]	10,350	10,569,938
5.75%, 01/15/24 (Call 07/15/18)[a]	19,092	19,497,705
5.88%, 05/01/27 (Call 05/01/21)[a,b]	15,100	14,967,875
6.50%, 04/30/21 (Call 12/31/15)[a]	27,645	28,889,025
6.63%, 01/31/22 (Call 01/31/17)[a]	13,789	14,554,427
7.00%, 01/15/19 (Call 12/31/15)	7,496	7,692,770
7.38%, 06/01/20 (Call 12/31/15)	12,020	12,530,850
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[b]	10,510	10,562,550
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	23,000	21,057,436
6.38%, 09/15/20 (Call 12/31/15)[b]	27,907	27,139,557
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	14,870	14,386,725
6.50%, 11/15/22 (Call 11/15/17)[a]	35,509	34,976,365
Series A
7.63%, 03/15/20 (Call 12/31/15)	500	477,500
Series B
7.63%, 03/15/20 (Call 12/31/15)[a]	38,180	36,795,975
CSC Holdings LLC
5.25%, 06/01/24[a]	15,100	12,570,750
6.75%, 11/15/21	18,645	17,246,625
8.63%, 02/15/19[a]	10,314	11,086,327
DISH DBS Corp.
4.25%, 04/01/18	22,400	22,288,000
4.63%, 07/15/17[a]	16,600	16,928,240
5.00%, 03/15/23	30,275	26,490,625
5.13%, 05/01/20[a]	19,750	19,404,375
5.88%, 07/15/22	36,650	34,084,500
5.88%, 11/15/24[a]	36,754	32,802,945
6.75%, 06/01/21	37,380	37,613,625
7.88%, 09/01/19[a]	25,931	27,896,829
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 12/31/15)[a]	27,850	20,191,250
9.00%, 03/01/21 (Call 03/01/16)[a]	32,640	22,440,000

Security	Principal (000s)	Value

9.00%, 09/15/22 (Call 09/15/17)[a]	$18,500	$12,633,188
10.00%, 01/15/18 (Call 07/15/16)[a]	12,200	4,392,000
10.63%, 03/15/23 (Call 03/15/18)[a]	18,720	12,963,600
11.25%, 03/01/21 (Call 03/01/16)[a]	11,225	7,871,531
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	13,300	14,488,621
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[a,b]	15,625	16,152,344
10.13%, 01/15/23 (Call 01/15/19)[a,b]	31,630	31,867,228
10.88%, 10/15/25 (Call 10/15/20)[a,b]	37,000	38,665,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	12,850	13,058,813
5.00%, 04/15/22 (Call 04/15/17)[a,b]	45,106	44,880,470
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	45,460	45,232,700
6.00%, 05/15/22 (Call 05/15/17)[a,b]	71,862	70,963,725
6.25%, 05/15/24 (Call 05/15/19)[a,b]	28,150	27,727,750
Quebecor Media Inc.
5.75%, 01/15/23[a]	16,642	16,761,544
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	9,950	9,970,211
5.63%, 08/01/24 (Call 08/01/19)[a,b]	9,650	9,427,343
6.13%, 10/01/22 (Call 10/01/17)[a]	10,825	11,068,501
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	7,400	7,442,887
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,132	9,809,618
5.38%, 04/15/25 (Call 04/15/20)[b]	18,300	18,097,393
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,375	11,758,780
5.88%, 10/01/20 (Call 10/01/16)[a,b]	12,200	12,733,750
6.00%, 07/15/24 (Call 07/15/19)[a,b]	28,650	29,616,937
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	9,479	9,763,370
5.13%, 07/15/20 (Call 07/15/16)[a]	10,550	10,997,109
6.38%, 10/15/23 (Call 10/15/18)[a]	12,487	13,236,220
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	21,430	21,457,859
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	17,100	17,228,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	10,260	9,952,200
5.50%, 01/15/23 (Call 01/15/18)[a,b]	17,290	17,376,450
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	22,580	21,902,600
5.13%, 02/15/25 (Call 02/15/20)[a,b]	32,045	30,963,481
6.75%, 09/15/22 (Call 09/15/17)[b]	20,803	21,557,109
8.50%, 05/15/21 (Call 12/31/15)[a,b]	15,273	15,864,829
Videotron Ltd.
5.00%, 07/15/22	14,550	14,630,191
5.38%, 06/15/24 (Call 03/15/24)[b]	10,700	10,807,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 12/31/15)[a]	16,325	16,002,336

		1,438,695,909
MINING — 1.64%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	23,000	21,648,750
5.40%, 04/15/21 (Call 01/15/21)[a]	25,379	25,409,965
5.55%, 02/01/17	3,300	3,392,410
5.72%, 02/23/19[a]	15,290	16,013,217
5.87%, 02/23/22[a]	13,055	13,099,537
6.15%, 08/15/20[a]	19,613	20,152,358
6.75%, 07/15/18[a]	12,635	13,563,037

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Aleris International Inc.
7.63%, 02/15/18 (Call 12/31/15)[a]	$3,303	$2,806,724
7.88%, 11/01/20 (Call 12/31/15)[a]	2,385	1,908,095
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	20,575	14,814,000
8.25%, 11/01/19 (Call 12/31/15)[a,b]	18,420	16,025,400
9.75%, 03/01/22 (Call 03/01/18)[a,b]	38,730	37,083,975
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	11,185	10,891,394
7.88%, 11/01/22 (Call 11/01/18)[b]	7,900	7,544,500
Novelis Inc.
8.38%, 12/15/17 (Call 12/31/15)[a]	21,993	21,663,105
8.75%, 12/15/20 (Call 12/31/15)[a]	24,980	24,074,475

		250,090,942
OFFICE & BUSINESS EQUIPMENT — 0.21%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	8,935	9,002,012
5.50%, 12/01/24 (Call 06/01/24)	11,660	11,689,150
6.00%, 08/15/22 (Call 08/15/17)[a]	10,500	11,025,000

		31,716,162
OIL & GAS — 7.40%
American Energy-Permian Basin LLC
13.00%, 11/30/20[a]	3,700	3,792,500
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	9,600	4,128,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	9,155	3,936,650
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	20,232	18,322,482
5.38%, 11/01/21 (Call 11/01/16)[a]	19,050	17,432,893
5.63%, 06/01/23 (Call 06/01/18)[a,b]	13,850	12,788,440
6.00%, 12/01/20 (Call 12/31/15)[a]	9,800	9,365,603
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	9,600	3,840,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	13,100	3,864,500
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	18,900	11,699,828
5.50%, 09/15/21 (Call 06/15/21)[a]	35,050	20,810,937
6.00%, 11/15/24 (Call 08/15/24)[a]	41,600	24,960,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	16,675	15,507,750
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	11,885	11,023,337
7.50%, 09/15/20 (Call 09/15/16)[a]	12,450	12,169,875
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	9,200	1,917,625
8.25%, 09/01/21 (Call 09/01/16)	6,520	1,381,425
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[a]	27,490	11,683,250
5.38%, 06/15/21 (Call 06/15/16)[a]	14,050	5,795,625
5.75%, 03/15/23[a]	19,800	8,472,420
6.13%, 02/15/21[a]	18,330	7,846,340
6.50%, 08/15/17	15,540	10,743,739
6.63%, 08/15/20[a]	24,150	11,350,500
6.88%, 11/15/20	8,826	4,119,673
7.25%, 12/15/18[a]	14,695	8,734,414
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	29,102	29,199,006

Security	Principal (000s)	Value

Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a,b]	$14,575	$8,445,092
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	12,800	12,411,343
5.50%, 04/01/23 (Call 10/01/17)[a]	28,281	27,590,944
6.50%, 01/15/22 (Call 01/15/17)[a]	12,525	12,696,581
7.00%, 01/15/21 (Call 01/15/16)	11,717	12,112,449
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	21,950	12,731,000
5.50%, 05/01/22 (Call 05/01/17)[a]	23,475	14,554,500
6.38%, 08/15/21 (Call 08/15/16)	8,555	5,451,406
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a]	10,200	1,718,700
7.50%, 12/15/21 (Call 12/15/16)[a]	7,190	1,186,350
9.25%, 12/15/17 (Call 12/31/15)[a]	10,950	3,067,956
11.00%, 03/15/20 (Call 09/15/17)[a,b]	21,850	9,801,285
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	14,495	11,055,225
9.38%, 05/01/20 (Call 05/01/16)[a]	37,596	32,016,543
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 12/31/15)[a]	7,400	2,294,000
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	13,840	10,812,500
13.00%, 02/15/22 (Call 08/15/18)[a,b]	15,150	6,924,812
Harvest Operations Corp.
6.88%, 10/01/17	8,769	7,168,658
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	9,945	8,900,775
5.75%, 10/01/25 (Call 04/01/20)[a,b]	8,225	7,567,000
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	17,400	7,482,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	9,375	8,742,188
7.38%, 05/01/22 (Call 05/01/17)[a]	10,050	9,798,750
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 12/31/15)	23,141	5,643,511
6.50%, 05/15/19 (Call 12/31/15)	16,050	4,083,120
6.50%, 09/15/21 (Call 09/15/17)	9,875	1,870,128
7.75%, 02/01/21 (Call 12/31/15)	14,053	2,845,163
8.63%, 04/15/20 (Call 12/31/15)	18,245	4,716,333
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	14,572	12,240,480
6.50%, 03/15/21 (Call 12/31/15)[a,b]	13,525	11,600,103
7.00%, 03/31/24 (Call 09/30/18)[a,b]	18,125	15,326,953
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[a]	7,550	4,180,813
7.63%, 05/01/21 (Call 05/01/17)	12,350	7,201,594
Midstates Petroleum Co Inc.
10.00%, 06/01/20[a]	11,550	7,392,000
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	13,575	12,368,677
5.63%, 07/01/24[a]	17,180	16,162,837
5.75%, 01/30/22[a]	14,270	13,986,027
Noble Energy Inc.
5.88%, 06/01/24 (Call 06/01/19)[a]	1,300	1,303,250
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	5,600	4,760,000
6.88%, 03/15/22 (Call 09/15/17)[a]	19,225	16,485,437
6.88%, 01/15/23 (Call 07/15/17)	8,467	7,224,165
7.25%, 02/01/19 (Call 12/31/15)[a]	6,815	6,380,544
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	4,835	1,357,578
7.50%, 11/01/19 (Call 12/31/15)	7,725	2,166,090

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	$9,775	$4,879,354
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/31/15)[b]	9,075	5,989,500
PBF Holding Co. LLC
7.00%, 11/15/23	11,535	11,535,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	11,500	2,702,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	8,095	6,314,100
6.63%, 11/15/20 (Call 12/31/15)	11,920	10,310,800
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	16,300	16,350,122
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,375	11,002,148
5.38%, 10/01/22 (Call 07/01/22)	11,660	10,530,379
6.88%, 03/01/21[a]	11,450	11,036,302
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	13,600	12,049,076
5.00%, 08/15/22 (Call 02/15/17)	12,103	10,690,269
5.00%, 03/15/23 (Call 03/15/18)[a]	14,250	12,599,361
5.75%, 06/01/21 (Call 06/01/16)	9,322	8,711,002
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	21,135	14,554,749
7.75%, 06/15/21 (Call 06/15/17)[a]	12,020	9,121,377
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[a,b]	20,250	7,644,375
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	7,915	6,984,988
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	8,365	1,372,200
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 12/31/15)	8,260	3,469,200
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	7,555	6,583,021
5.63%, 06/01/25 (Call 06/01/20)[a]	8,824	7,849,683
6.13%, 11/15/22 (Call 11/15/18)	10,450	10,005,875
6.50%, 01/01/23 (Call 07/01/17)	6,127	5,887,186
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b]	12,600	12,726,000
6.38%, 04/01/23 (Call 04/01/18)[b]	15,200	15,447,000
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	5,248	5,362,681
5.38%, 10/01/22 (Call 10/01/17)[a]	7,625	7,737,225
Transocean Inc.
3.00%, 10/15/17	14,050	13,243,921
4.30%, 10/15/22 (Call 07/15/22)[a]	15,515	9,929,600
6.00%, 03/15/18[a]	16,328	15,564,392
6.50%, 11/15/20[a]	16,050	12,699,562
6.88%, 12/15/21[a]	21,750	16,312,500
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	14,420	11,103,400
6.25%, 04/15/22 (Call 04/15/17)[b]	10,000	7,750,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/31/15)[b]	10,320	4,373,100
6.13%, 10/01/24 (Call 10/01/19)[a,b]	13,795	4,956,142
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/24/15)	15,559	16,243,596
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	20,300	19,082,000
5.75%, 03/15/21 (Call 12/15/20)[a]	21,758	20,126,150
6.25%, 04/01/23 (Call 01/01/23)[a]	15,070	13,939,750

Security	Principal (000s)	Value

WPX Energy Inc.
5.25%, 01/15/17	$6,260	$6,197,400
5.25%, 09/15/24 (Call 06/15/24)[a]	8,320	6,834,707
6.00%, 01/15/22 (Call 10/15/21)[a]	20,880	17,691,434
7.50%, 08/01/20 (Call 07/01/20)[a]	9,150	8,599,094
8.25%, 08/01/23 (Call 06/01/23)[a]	10,250	9,522,885

		1,132,326,778
OIL & GAS SERVICES — 0.08%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	6,248,000
6.88%, 01/15/22 (Call 07/15/17)	9,975	5,432,218

		11,680,218
PACKAGING & CONTAINERS — 1.52%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 12/31/15)[a,b]	12,796	13,419,805
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	6,450	6,358,410
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,054,813
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,755,429
Ball Corp.
4.00%, 11/15/23[a]	18,366	17,539,530
5.00%, 03/15/22[a]	16,296	16,452,034
5.25%, 07/01/25	18,850	19,057,350
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[a]	13,450	13,080,125
5.50%, 05/15/22 (Call 05/15/17)[a]	10,780	10,843,777
6.00%, 10/15/22 (Call 10/15/18)[b]	4,685	4,820,727
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/31/15)[b]	9,375	9,312,708
6.00%, 06/15/17 (Call 06/15/16)[a,b]	12,400	12,325,235
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)[a]	11,880	12,355,200
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	20,112	19,910,880
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	7,900	7,821,000
5.88%, 08/15/23[a,b]	13,450	13,882,642
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	7,125	7,214,586
5.13%, 12/01/24 (Call 09/01/24)[a,b]	7,075	7,216,500
5.25%, 04/01/23 (Call 01/01/23)[a,b]	9,700	10,018,103
5.50%, 09/15/25 (Call 06/15/25)[b]	5,785	6,000,825
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,150	6,838,918

		232,278,597
PHARMACEUTICALS — 2.63%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[b]	8,000	8,080,000
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,775	11,215,687
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[b]	16,050	15,207,375
7.50%, 12/15/20 (Call 12/21/15)[a,b]	1,370	1,419,663
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	29,845	28,651,200
6.00%, 02/01/25 (Call 02/01/20)[a,b]	21,810	20,664,975
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	16,485	16,732,275

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

NBTY Inc.
9.00%, 10/01/18 (Call 12/31/15)	$9,875	$10,047,813
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	35,640	31,897,800
5.50%, 03/01/23 (Call 03/01/18)[b]	18,110	15,393,500
5.63%, 12/01/21 (Call 12/01/16)[a,b]	16,050	13,963,500
5.88%, 05/15/23 (Call 05/15/18)[b]	59,400	51,455,250
6.13%, 04/15/25 (Call 04/15/20)[a,b]	59,130	51,443,100
6.38%, 10/15/20 (Call 10/15/16)[b]	41,475	38,001,469
6.75%, 08/15/18 (Call 12/31/15)[b]	29,438	28,569,738
6.75%, 08/15/21 (Call 02/15/16)[b]	12,070	10,923,350
7.00%, 10/01/20 (Call 12/31/15)[b]	10,331	9,687,895
7.25%, 07/15/22 (Call 07/15/16)[b]	9,950	9,004,750
7.50%, 07/15/21 (Call 07/15/16)[b]	30,970	29,227,937

		401,587,277
PIPELINES — 3.67%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[a]	9,665	8,384,388
6.13%, 03/01/22 (Call 11/01/16)[a]	12,679	10,693,944
6.25%, 04/01/23 (Call 04/01/18)[a,b]	11,400	9,633,000
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	9,361	7,067,555
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	8,100	7,502,372
3.88%, 03/15/23 (Call 12/15/22)	10,550	8,679,151
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[a]	18,340	15,405,600
5.88%, 01/15/24 (Call 10/15/23)[a]	22,425	20,687,062
7.50%, 10/15/20[a]	22,580	23,708,323
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)[a]	6,975	6,096,419
6.75%, 08/01/22 (Call 08/01/18)	14,650	13,977,565
Kinder Morgan Inc./DE
8.25%, 02/15/16	1,050	1,062,668
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	18,050	16,027,837
4.88%, 12/01/24 (Call 09/01/24)[a]	23,189	20,623,717
4.88%, 06/01/25 (Call 03/01/25)	24,291	21,618,990
5.50%, 02/15/23 (Call 08/15/17)	13,475	12,729,664
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	23,990	21,171,175
9.63%, 06/01/19 (Call 12/31/15)[a,b]	10,275	8,990,625
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,085,715
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	9,328	7,648,960
7.50%, 09/01/23 (Call 06/01/23)	10,575	10,107,937
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	16,190	15,878,849
6.00%, 01/15/19[a,b]	10,525	10,419,750
6.85%, 07/15/18[a,b]	10,945	11,191,263
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	36,230	34,509,075
5.63%, 04/15/23 (Call 01/15/23)[a]	28,171	25,974,158
5.63%, 03/01/25 (Call 12/01/24)[a,b]	36,895	33,801,199
5.75%, 05/15/24 (Call 02/15/24)	39,070	35,993,237
6.25%, 03/15/22 (Call 12/15/21)[a]	19,250	18,600,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	12,400	11,563,000
4.25%, 11/15/23 (Call 05/15/18)	11,200	9,436,000
5.00%, 01/15/18 (Call 10/15/17)[b]	21,191	20,763,105

Security	Principal (000s)	Value

5.25%, 05/01/23 (Call 11/01/17)[a]	$10,800	$9,804,240
6.75%, 03/15/24 (Call 09/15/19)[a,b]	12,450	11,819,719
6.88%, 02/01/21 (Call 02/01/16)[a]	7,603	7,591,044
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	9,247	9,616,880
5.88%, 10/01/20 (Call 10/01/16)[a]	8,450	8,674,453
6.13%, 10/15/21 (Call 10/15/16)[a]	8,600	8,844,117
6.25%, 10/15/22 (Call 10/15/18)[a,b]	16,680	17,242,950

		560,626,018
REAL ESTATE — 0.06%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)[a]	357	359,441
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,752,088

		9,111,529
REAL ESTATE INVESTMENT TRUSTS — 1.02%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	23,250	22,909,271
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	6,736	6,343,868
8.25%, 10/15/23 (Call 04/15/19)	21,350	19,009,769
Crown Castle International Corp.
4.88%, 04/15/22[a]	14,590	14,894,168
5.25%, 01/15/23	30,625	31,821,451
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	2,140	2,172,100
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a,b]	5,000	5,245,000
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[a]	10,300	10,016,750
5.00%, 07/01/19 (Call 07/01/16)	14,675	14,161,375
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	5,925	6,176,813
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	14,750	14,307,500
4.60%, 02/06/24 (Call 11/06/23)	9,650	9,352,712

		156,410,777
RETAIL — 3.43%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	23,400	23,517,000
6.00%, 04/01/22 (Call 10/01/17)[a,b]	43,992	45,751,680
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	12,350	12,676,287
7.00%, 05/20/22 (Call 05/20/17)	17,440	17,963,200
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 12/31/15)[a]	7,480	7,573,500
Best Buy Co. Inc.
5.00%, 08/01/18	4,806	4,998,240
5.50%, 03/15/21 (Call 12/15/20)	2,000	2,085,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 12/31/15)[a]	6,930	2,564,100
9.00%, 03/15/19 (Call 12/31/15)[b]	15,625	11,796,875
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	15,057	15,546,352
5.75%, 03/01/23 (Call 03/01/18)[a,b]	47,480	49,260,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)[a]	9,800	8,901,331
6.75%, 01/15/22 (Call 11/15/16)[a]	8,650	7,785,000
6.75%, 06/15/23 (Call 06/15/19)[a,b]	10,760	9,651,182

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

JC Penney Corp. Inc.
5.65%, 06/01/20[a]	$6,350	$5,397,500
8.13%, 10/01/19[a]	8,675	8,262,938
L Brands Inc.
5.63%, 02/15/22	18,759	19,889,005
5.63%, 10/15/23[a]	10,500	11,195,625
6.63%, 04/01/21[a]	18,352	20,600,120
6.90%, 07/15/17[a]	10,262	11,030,309
7.00%, 05/01/20[a]	6,160	6,997,589
8.50%, 06/15/19[a]	10,150	11,900,875
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	8,575	8,767,937
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	18,700	16,736,500
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/31/15)[b]	7,850	8,065,875
QVC Inc.
3.13%, 04/01/19	7,080	7,097,120
4.38%, 03/15/23	14,701	14,031,913
4.45%, 02/15/25 (Call 11/15/24)[a]	10,516	9,830,155
4.85%, 04/01/24	11,890	11,565,238
5.13%, 07/02/22	9,015	9,075,368
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	32,420	34,365,200
6.75%, 06/15/21 (Call 06/15/16)	16,366	17,388,875
9.25%, 03/15/20 (Call 03/15/16)[a]	12,958	13,865,060
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	2,945	2,985,494
5.75%, 06/01/22 (Call 06/01/17)[a]	15,118	15,760,515
6.88%, 11/15/19 (Call 12/18/15)	9,050	9,373,990
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	13,100	12,400,460
Toys R Us Inc.
10.38%, 08/15/17 (Call 12/31/15)[a]	6,340	4,881,800
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/31/15)	12,875	12,295,625

		523,831,333
SEMICONDUCTORS — 1.50%
Advanced Micro Devices Inc.
6.75%, 03/01/19	11,100	8,239,335
7.00%, 07/01/24 (Call 07/01/19)	9,875	6,514,134
7.50%, 08/15/22	9,050	6,244,500
7.75%, 08/01/20 (Call 12/31/15)[a]	8,335	5,751,150
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	8,000	8,240,000
6.00%, 01/15/22 (Call 11/15/16)[b]	17,690	18,795,625
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	20,120	18,864,596
5.25%, 01/15/24 (Call 05/01/18)[a,b]	9,450	8,824,930
5.50%, 02/01/25 (Call 08/01/19)	21,585	20,038,074
5.63%, 01/15/26 (Call 05/01/20)[b]	9,550	8,741,234
5.88%, 02/15/22 (Call 02/15/17)[a]	11,600	11,555,187
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	2,750	2,760,313
3.75%, 06/01/18[a,b]	13,716	13,784,580
4.13%, 06/15/20[a,b]	9,970	9,920,150
4.63%, 06/15/22[b]	7,800	7,663,500
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,503,187
5.75%, 03/15/23 (Call 03/15/18)[a,b]	9,350	9,665,563

Security	Principal (000s)	Value

Qorvo Inc.
6.75%, 12/01/23	$9,800	$10,020,500
7.00%, 12/01/25	10,100	10,377,750
Sensata Technologies BV
4.88%, 10/15/23[a,b]	7,673	7,431,005
5.00%, 10/01/25[a,b]	15,150	14,354,625
5.63%, 11/01/24[a,b]	6,680	6,741,790
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[b]	4,500	4,635,000

		229,666,728
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	8,921	9,132,873
5.00%, 11/15/25 (Call 11/15/20)[b]	8,980	9,114,700

		18,247,573
SOFTWARE — 2.40%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	26,600	28,013,258
6.13%, 09/15/23 (Call 09/15/18)[a,b]	15,525	16,961,063
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	31,461	31,740,216
6.13%, 11/01/23 (Call 11/01/18)[b]	25,283	25,472,622
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	29,795	22,942,150
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	11,610	11,610,000
5.38%, 08/15/23 (Call 08/15/18)[a,b]	26,940	27,310,425
5.75%, 01/15/24 (Call 01/15/19)[b]	9,160	9,137,100
6.75%, 11/01/20 (Call 12/31/15)[a,b]	22,752	23,889,600
7.00%, 12/01/23 (Call 12/01/18)[b]	57,060	57,630,600
8.25%, 01/15/21 (Call 12/07/15)[b]	35,167	36,888,738
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	9,740	9,753,112
6.50%, 05/15/22 (Call 05/15/18)[b]	32,610	28,859,850
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a,b]	15,435	15,936,638
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	20,765	21,128,387

		367,273,759
STORAGE & WAREHOUSING — 0.14%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 12/31/15)[a,b]	18,750	15,375,000
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	5,647,500

		21,022,500
TELECOMMUNICATIONS — 14.06%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	12,400	12,555,001
6.75%, 11/15/20 (Call 11/15/16)[a,b]	14,410	15,274,600
8.88%, 01/01/20 (Call 07/01/16)[a,b]	10,260	10,978,200
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	16,649	16,732,245
6.63%, 02/15/23 (Call 02/15/18)[b]	39,686	38,991,495
7.88%, 12/15/19 (Call 12/31/15)[b]	6,800	7,063,500
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	9,120,250
9.88%, 12/15/20 (Call 12/15/16)[b]	8,950	9,442,250

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b]	$30,860	$26,308,150
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	53,125	48,941,406
Avaya Inc.
7.00%, 04/01/19 (Call 12/31/15)[b]	20,716	16,365,640
10.50%, 03/01/21 (Call 03/01/17)[a,b]	21,695	7,170,198
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	9,500	8,098,750
5.80%, 03/15/22[a]	26,839	24,960,270
6.00%, 04/01/17[a]	7,100	7,348,500
6.45%, 06/15/21	25,225	24,607,492
Series V
5.63%, 04/01/20[a]	19,455	19,338,270
Series W
6.75%, 12/01/23[a]	14,300	13,577,993
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b]	3,015	3,037,613
5.00%, 06/15/21 (Call 06/15/17)[a,b]	10,175	9,815,406
5.50%, 06/15/24 (Call 06/15/19)[b]	10,760	10,266,834
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	31,990	30,621,196
Embarq Corp.
7.08%, 06/01/16[a]	1,140	1,166,550
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	14,022	11,918,700
6.88%, 01/15/25 (Call 10/15/24)	16,275	13,345,500
7.13%, 03/15/19[a]	8,200	8,138,500
7.13%, 01/15/23[a]	16,090	13,555,825
7.63%, 04/15/24	15,050	12,754,875
8.13%, 10/01/18[a]	13,005	13,622,738
8.25%, 04/15/17[a]	9,570	10,127,482
8.50%, 04/15/20[a]	20,565	20,565,000
8.75%, 04/15/22	9,510	8,725,425
8.88%, 09/15/20 (Call 06/15/20)[a,b]	20,435	20,486,087
9.25%, 07/01/21[a]	8,400	8,253,000
10.50%, 09/15/22 (Call 06/15/22)[a,b]	36,805	36,436,950
11.00%, 09/15/25 (Call 06/15/25)[b]	65,430	64,284,975
Hughes Satellite Systems Corp.
6.50%, 06/15/19	15,612	16,806,743
7.63%, 06/15/21	16,915	18,251,109
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	16,925	16,578,037
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	39,952	29,764,240
6.63%, 12/15/22 (Call 12/15/17)[a]	25,256	15,153,600
7.25%, 04/01/19 (Call 12/31/15)[a]	28,263	24,765,454
7.25%, 10/15/20 (Call 12/31/15)[a]	41,199	34,504,162
7.50%, 04/01/21 (Call 04/01/16)[a]	22,727	18,692,957
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[a]	8,750	5,687,500
7.75%, 06/01/21 (Call 06/01/17)[a]	34,225	12,919,938
8.13%, 06/01/23 (Call 06/01/18)[a]	16,605	6,289,144
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	11,410	11,823,042
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[a]	10,950	11,075,925
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a,b]	13,690	13,655,775
5.38%, 08/15/22 (Call 08/15/17)	22,554	22,723,155
5.38%, 01/15/24 (Call 01/15/19)[b]	2,698	2,701,373
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,425	14,244,688

Security	Principal (000s)	Value

5.63%, 02/01/23 (Call 02/01/18)[a]	$8,780	$8,933,650
6.13%, 01/15/21 (Call 11/15/16)	12,290	12,873,775
7.00%, 06/01/20 (Call 06/01/16)[a]	11,950	12,622,188
8.63%, 07/15/20 (Call 12/13/15)[a]	16,945	17,792,250
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	9,586,678
6.00%, 03/15/25 (Call 03/15/20)[a,b]	11,383	9,874,753
6.63%, 10/15/21 (Call 10/15/17)[b]	14,960	14,361,600
Nokia OYJ
5.38%, 05/15/19[a]	14,400	15,408,315
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a,b]	13,080	13,145,400
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	8,150	8,455,625
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	16,657	17,323,280
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	45,610	45,324,937
Sprint Communications Inc.
6.00%, 12/01/16	28,350	28,339,510
6.00%, 11/15/22[a]	44,010	32,897,475
7.00%, 03/01/20[a,b]	18,818	19,238,658
7.00%, 08/15/20	32,348	26,682,672
8.38%, 08/15/17	26,330	26,264,175
9.00%, 11/15/18[b]	58,147	62,798,760
9.13%, 03/01/17	19,673	20,140,234
11.50%, 11/15/21	16,739	15,985,745
Sprint Corp.
7.13%, 06/15/24	48,075	37,017,750
7.25%, 09/15/21	42,257	34,333,812
7.63%, 02/15/25 (Call 11/15/24)	27,365	21,413,112
7.88%, 09/15/23	76,905	62,100,787
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 12/11/15)[a]	9,150	9,344,438
6.00%, 03/01/23 (Call 09/01/18)[a]	22,397	22,508,985
6.13%, 01/15/22 (Call 01/15/18)[a]	19,200	19,593,792
6.25%, 04/01/21 (Call 04/01/17)[a]	31,000	31,775,000
6.38%, 03/01/25 (Call 09/01/19)[a]	32,120	32,039,700
6.46%, 04/28/19 (Call 12/11/15)[a]	23,007	23,639,692
6.50%, 01/15/24 (Call 01/15/19)[a]	18,675	18,838,406
6.50%, 01/15/26 (Call 01/15/21)	30,200	30,124,500
6.54%, 04/28/20 (Call 04/28/16)[a]	23,275	24,031,437
6.63%, 11/15/20 (Call 12/11/15)[a]	20,120	20,773,900
6.63%, 04/28/21 (Call 04/28/17)[a]	24,075	24,887,531
6.63%, 04/01/23 (Call 04/01/18)[a]	32,918	33,716,591
6.73%, 04/28/22 (Call 04/28/17)[a]	23,129	23,880,692
6.84%, 04/28/23 (Call 04/28/18)	10,355	10,639,763
Telecom Italia Capital SA
7.00%, 06/04/18[a]	11,540	12,486,281
7.18%, 06/18/19[a]	11,885	13,340,913
Telecom Italia SpA
5.30%, 05/30/24[a,b]	29,350	29,496,750
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b]	19,682	18,894,720
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	10,143	10,802,295
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	11,048	11,710,350
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	7,605	7,357,838
6.00%, 10/15/24 (Call 10/15/19)[b]	9,400	9,376,500
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,850	9,049,125

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

Virgin Media Secured Finance PLC
5.25%, 01/15/21	$7,200	$7,632,000
5.25%, 01/15/26 (Call 01/15/20)[b]	18,907	18,528,860
5.38%, 04/15/21 (Call 04/15/17)[b]	15,390	15,851,700
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,524,500
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	17,747	16,105,402
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	35,665	35,351,148
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	12,823,495
7.38%, 04/23/21 (Call 04/23/17)[b]	54,250	51,808,750
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[a]	12,450	9,244,125
7.50%, 06/01/22 (Call 06/01/17)[a]	11,300	8,701,000
7.50%, 04/01/23 (Call 04/01/16)[a]	13,050	9,950,625
7.75%, 10/15/20 (Call 12/31/15)[a]	13,015	10,900,063
7.75%, 10/01/21 (Call 10/01/16)[a]	17,000	13,557,500
7.88%, 11/01/17[a]	20,127	20,982,397

		2,149,819,613
TRANSPORTATION — 0.52%
CHC Helicopter SA
9.25%, 10/15/20 (Call 12/31/15)[a]	14,210	6,820,848
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	16,131	15,848,707
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	11,850	9,065,250
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	30,220	27,575,750
7.88%, 09/01/19 (Call 09/01/16)[a,b]	19,700	19,970,875

		79,281,430

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,344,526,642)		14,948,312,811

COMMON STOCKS — 0.00%

OIL & GAS — 0.00%
Hercules Offshore Inc.	9,927	36,929

		36,929

TOTAL COMMON STOCKS
(Cost: $521,624)		36,929

SHORT-TERM INVESTMENTS — 22.57%

MONEY MARKET FUNDS — 22.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	3,087,135	3,087,134,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	266,413	266,412,577

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,f]	97,729	$97,729,477

		3,451,276,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,451,276,870)		3,451,276,870

TOTAL INVESTMENTS IN SECURITIES — 120.35%
(Cost: $19,801,628,386)		18,403,481,436
Other Assets, Less Liabilities — (20.35)%		(3,111,246,866)

NET ASSETS — 100.00%		$15,292,234,570

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Non-income earning security.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

195

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.71%

ADVERTISING — 0.26%
Omnicom Group Inc.
3.63%, 05/01/22	$9,019	$9,130,735
3.65%, 11/01/24 (Call 08/01/24)[a]	10,333	10,286,264
4.45%, 08/15/20	14,245	15,223,542
WPP Finance 2010
3.75%, 09/19/24[a]	19,125	19,300,912
4.75%, 11/21/21	8,760	9,596,537

		63,537,990
AEROSPACE & DEFENSE — 1.32%
Boeing Co. (The)
4.88%, 02/15/20[a]	7,574	8,444,066
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,480	4,302,231
L-3 Communications Corp.
4.75%, 07/15/20	11,368	11,870,342
5.20%, 10/15/19[a]	6,165	6,519,934
Lockheed Martin Corp.
2.50%, 11/23/20	8,730	8,743,837
2.90%, 03/01/25 (Call 12/01/24)	25,990	24,983,865
3.35%, 09/15/21	15,694	16,074,267
3.55%, 01/15/26 (Call 10/15/25)	7,310	7,374,599
3.80%, 03/01/45 (Call 09/01/44)	8,273	7,335,355
4.07%, 12/15/42	15,444	14,296,701
4.25%, 11/15/19[a]	5,243	5,635,560
4.70%, 05/15/46 (Call 11/15/45)	5,655	5,797,556
Northrop Grumman Corp.
3.25%, 08/01/23	5,833	5,842,741
4.75%, 06/01/43	13,798	14,089,049
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	4,764	4,686,298
3.13%, 10/15/20[a]	26,042	27,116,368
United Technologies Corp.
3.10%, 06/01/22[a]	22,952	23,473,263
4.15%, 05/15/45 (Call 11/16/44)	13,700	13,060,310
4.50%, 04/15/20	19,950	21,816,556
4.50%, 06/01/42	40,727	41,253,588
5.70%, 04/15/40	16,519	19,653,469
6.13%, 02/01/19	16,038	18,205,746
6.13%, 07/15/38	9,891	12,121,763

		322,697,464
AGRICULTURE — 1.48%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	7,075	7,110,282
2.85%, 08/09/22[a]	19,659	19,286,202
4.00%, 01/31/24[a]	24,657	25,710,177
4.25%, 08/09/42	14,027	12,795,003
4.75%, 05/05/21	15,019	16,410,727
5.38%, 01/31/44[a]	23,527	25,294,129
9.25%, 08/06/19	12,028	14,768,119
Philip Morris International Inc.
1.88%, 01/15/19[a]	10,533	10,559,480

Security	Principal (000s)	Value

2.50%, 08/22/22	$9,020	$8,850,308
2.90%, 11/15/21	9,966	10,057,764
3.25%, 11/10/24[a]	9,300	9,393,634
3.88%, 08/21/42	9,986	9,142,185
4.13%, 03/04/43	7,399	7,039,014
4.25%, 11/10/44[a]	11,371	11,041,064
4.38%, 11/15/41	13,386	13,183,978
4.50%, 03/26/20[a]	9,614	10,484,455
4.88%, 11/15/43	8,850	9,370,871
6.38%, 05/16/38	13,096	16,440,937
Reynolds American Inc.
3.25%, 06/12/20[a]	5,370	5,490,189
3.25%, 11/01/22	15,519	15,361,757
4.00%, 06/12/22[a]	16,585	17,226,101
4.45%, 06/12/25 (Call 03/12/25)[a]	28,240	29,636,796
4.75%, 11/01/42[a]	6,045	5,801,342
5.70%, 08/15/35 (Call 02/15/35)[a]	9,000	9,858,532
5.85%, 08/15/45 (Call 02/15/45)[a]	35,050	39,210,877
6.88%, 05/01/20[a,b]	1,226	1,420,815
8.13%, 06/23/19[b]	369	435,074

		361,379,812
APPAREL — 0.03%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	8,500	8,223,609

		8,223,609
AUTO MANUFACTURERS — 1.60%
American Honda Finance Corp.
2.25%, 08/15/19	14,058	14,127,126
2.45%, 09/24/20[a]	5,750	5,723,693
Daimler Finance North America LLC
8.50%, 01/18/31	20,594	29,655,572
Ford Motor Co.
4.75%, 01/15/43[a]	29,993	28,643,261
7.45%, 07/16/31	11,587	14,484,906
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,000	1,992,292
3.22%, 01/09/22	26,700	26,225,309
4.13%, 08/04/25	20,500	20,416,891
General Motors Co.
4.88%, 10/02/23	18,850	19,460,740
5.00%, 04/01/35	1,000	951,570
5.20%, 04/01/45	14,880	14,235,696
6.25%, 10/02/43[a]	25,760	27,542,592
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	16,503	16,330,379
3.20%, 07/13/20 (Call 06/13/20)	12,978	12,800,201
3.45%, 04/10/22 (Call 02/10/22)	11,500	11,080,250
3.50%, 07/10/19	2,250	2,267,213
3.70%, 11/24/20 (Call 10/24/20)	10,465	10,466,046
4.00%, 01/15/25 (Call 10/15/24)	7,000	6,756,120
4.30%, 07/13/25 (Call 04/13/25)	20,200	19,792,566
4.38%, 09/25/21[a]	19,500	19,901,310
Toyota Motor Credit Corp.
2.10%, 01/17/19	3,397	3,421,512
2.13%, 07/18/19[a]	21,650	21,747,425
2.15%, 03/12/20[a]	15,316	15,334,238
3.30%, 01/12/22[a]	24,382	25,257,762
3.40%, 09/15/21	12,072	12,570,817
4.25%, 01/11/21	2,500	2,707,969

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Series B
4.50%, 06/17/20[a]	$5,604	$6,134,054

		390,027,510
BANKS — 26.73%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	14,078	14,124,967
2.38%, 03/16/20[a]	18,367	18,384,122
4.00%, 03/13/24[a]	7,166	7,472,450
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	16,820	16,857,714
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	10,000	9,995,000
Bank of America Corp.
2.60%, 01/15/19[a]	30,004	30,388,990
2.63%, 10/19/20	13,900	13,836,709
2.65%, 04/01/19	38,764	39,256,702
3.30%, 01/11/23	59,611	59,605,939
3.88%, 08/01/25[a]	38,289	39,183,894
4.00%, 04/01/24[a]	39,922	41,256,836
4.00%, 01/22/25	45,750	45,402,117
4.10%, 07/24/23	17,656	18,463,889
4.13%, 01/22/24	41,741	43,505,647
4.20%, 08/26/24	28,402	28,684,018
4.25%, 10/22/26	33,413	33,252,467
4.88%, 04/01/44[a]	11,360	11,975,935
5.00%, 05/13/21[a]	18,930	20,828,821
5.00%, 01/21/44	26,715	28,624,770
5.63%, 07/01/20	32,310	36,242,305
5.70%, 01/24/22[a]	22,723	26,018,562
5.88%, 01/05/21[a]	17,920	20,437,360
5.88%, 02/07/42	17,715	20,942,110
6.11%, 01/29/37	24,802	28,526,055
7.63%, 06/01/19	29,400	34,445,181
7.75%, 05/14/38[a]	17,977	24,803,888
Series L
2.25%, 04/21/20	41,065	40,423,014
3.95%, 04/21/25[a]	23,894	23,586,028
Bank of America N.A.
6.00%, 10/15/36	9,565	11,513,390
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	9,550	9,671,075
2.55%, 11/06/22 (Call 10/06/22)[a]	16,273	16,061,057
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	7,937	7,974,695
2.20%, 05/15/19 (Call 04/15/19)[a]	9,741	9,797,396
2.30%, 09/11/19 (Call 08/11/19)	3,438	3,460,077
2.45%, 11/27/20	3,730	3,724,500
2.60%, 08/17/20 (Call 07/17/20)	7,250	7,322,596
3.00%, 02/24/25 (Call 01/24/25)[a]	7,710	7,602,364
3.55%, 09/23/21 (Call 08/23/21)	27,702	29,167,710
3.65%, 02/04/24 (Call 01/05/24)[a]	15,526	16,141,625
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	20,817	20,729,575
Bank of Nova Scotia (The)
2.05%, 06/05/19	20,333	20,244,419
2.35%, 10/21/20	12,000	11,918,269
2.80%, 07/21/21[a]	11,051	11,130,671
4.38%, 01/13/21[a]	3,424	3,705,855
Barclays Bank PLC
2.50%, 02/20/19[a]	22,466	22,700,082
3.75%, 05/15/24	7,565	7,719,690

Security	Principal (000s)	Value

5.13%, 01/08/20[a]	$13,505	$14,935,845
5.14%, 10/14/20[a]	9,734	10,631,247
6.75%, 05/22/19[a]	17,214	19,767,709
Barclays PLC
2.75%, 11/08/19	28,900	28,938,836
2.88%, 06/08/20[a]	27,500	27,601,445
3.65%, 03/16/25[a]	32,040	31,070,611
4.38%, 09/11/24[a]	14,835	14,542,896
5.25%, 08/17/45	19,500	19,980,207
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	16,900	16,983,187
2.63%, 06/29/20 (Call 05/29/20)[a]	16,106	16,275,073
BNP Paribas SA
2.38%, 05/21/20[a]	28,070	27,900,019
2.40%, 12/12/18[a]	13,291	13,416,559
2.45%, 03/17/19[a]	5,765	5,805,411
3.25%, 03/03/23[a]	16,864	16,885,483
4.25%, 10/15/24[a]	20,055	20,032,394
5.00%, 01/15/21	22,643	25,114,846
BPCE SA
2.25%, 01/27/20[a]	15,500	15,455,207
2.50%, 12/10/18[a]	5,750	5,822,326
2.50%, 07/15/19	7,500	7,569,145
4.00%, 04/15/24[a]	38,450	39,916,006
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	4,920	4,952,676
3.80%, 10/30/26 (Call 09/30/26)	13,800	14,079,882
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	5,517	5,512,025
3.20%, 02/05/25 (Call 01/05/25)[a]	12,700	12,261,658
3.50%, 06/15/23	5,000	5,007,959
3.75%, 04/24/24 (Call 03/24/24)	14,985	15,122,101
4.20%, 10/29/25 (Call 09/29/25)	5,210	5,173,862
4.75%, 07/15/21	16,247	17,659,677
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)[a]	18,075	17,907,725
2.95%, 07/23/21 (Call 06/23/21)[a]	8,740	8,691,847
Citigroup Inc.
2.40%, 02/18/20[a]	29,856	29,727,177
2.50%, 07/29/19[a]	32,864	33,161,919
2.55%, 04/08/19	29,760	30,164,504
2.65%, 10/26/20	30,000	29,881,668
3.30%, 04/27/25[a]	3,934	3,890,881
3.38%, 03/01/23[a]	4,148	4,168,560
3.50%, 05/15/23[a]	21,555	21,310,420
3.75%, 06/16/24[a]	19,306	19,796,842
3.88%, 10/25/23	21,386	22,160,344
3.88%, 03/26/25	10,944	10,698,818
4.00%, 08/05/24	14,408	14,392,627
4.05%, 07/30/22	19,096	19,712,524
4.30%, 11/20/26[a]	12,535	12,577,719
4.40%, 06/10/25	32,194	32,843,881
4.45%, 09/29/27	44,700	44,721,322
4.50%, 01/14/22	10,329	11,182,680
4.65%, 07/30/45[a]	10,019	10,189,837
5.30%, 05/06/44[a]	18,170	19,119,497
5.38%, 08/09/20	7,250	8,135,704
5.50%, 09/13/25	21,549	23,654,040
5.88%, 01/30/42[a]	7,660	8,890,248
6.13%, 08/25/36	4,620	5,318,765
6.63%, 06/15/32	13,000	15,565,412
6.68%, 09/13/43	8,000	9,891,094
8.13%, 07/15/39	31,928	46,628,360

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	$30,500	$30,653,677
2.30%, 09/06/19[a]	15,820	15,818,809
2.30%, 03/12/20[a]	14,609	14,521,683
2.40%, 11/02/20	4,080	4,053,069
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	14,150	14,266,872
3.88%, 02/08/22	34,090	36,041,550
3.95%, 11/09/22[a]	21,990	22,159,429
4.38%, 08/04/25[a]	12,250	12,482,249
4.50%, 01/11/21[a]	21,185	23,146,042
4.63%, 12/01/23	13,250	13,788,456
5.25%, 05/24/41	14,188	16,132,533
5.25%, 08/04/45[a]	20,700	21,744,013
5.75%, 12/01/43	13,278	14,945,030
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20[a]	25,500	25,518,985
3.38%, 05/21/25[a]	21,450	21,314,346
Credit Suisse AG/New York NY
2.30%, 05/28/19[a]	38,320	38,449,269
3.00%, 10/29/21[a]	15,045	15,063,501
3.63%, 09/09/24[a]	37,500	37,786,335
4.38%, 08/05/20[a]	20,430	22,096,796
5.30%, 08/13/19[a]	6,552	7,249,484
5.40%, 01/14/20[a]	18,348	20,311,603
Deutsche Bank AG
2.95%, 08/20/20	9,500	9,528,404
4.50%, 04/01/25	16,080	15,181,187
Deutsche Bank AG/London
2.50%, 02/13/19[a]	27,413	27,678,591
3.70%, 05/30/24[a]	19,560	19,484,430
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	17,780	17,945,649
3.20%, 08/09/21 (Call 07/09/21)	11,994	11,885,154
4.20%, 08/08/23	10,295	10,651,893
Fifth Third Bancorp
2.88%, 07/27/20 (Call 06/27/20)	7,928	7,969,953
4.30%, 01/16/24 (Call 12/16/23)	9,735	10,095,194
8.25%, 03/01/38[a]	9,348	13,417,416
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,850	13,935,216
2.88%, 10/01/21 (Call 09/01/21)	12,000	11,910,773
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	35,059	35,382,840
2.60%, 04/23/20 (Call 03/23/20)[a]	11,857	11,920,185
2.63%, 01/31/19[a]	32,271	32,831,131
2.75%, 09/15/20 (Call 08/15/20)[a]	11,000	11,071,169
3.50%, 01/23/25 (Call 10/23/24)[a]	41,301	41,126,115
3.63%, 01/22/23	25,382	26,087,950
3.75%, 05/22/25 (Call 02/22/25)[a]	39,573	40,121,937
3.85%, 07/08/24 (Call 04/08/24)[a]	29,973	30,774,403
4.00%, 03/03/24	30,212	31,241,625
4.25%, 10/21/25	22,940	23,019,407
4.75%, 10/21/45 (Call 04/21/45)	15,000	14,989,686
4.80%, 07/08/44 (Call 01/08/44)	5,301	5,337,719
5.15%, 05/22/45[a]	27,375	27,186,394
5.25%, 07/27/21	55,035	61,406,369
5.38%, 03/15/20	20,898	23,245,309
5.75%, 01/24/22	58,545	67,205,053
5.95%, 01/15/27[a]	15,126	17,103,523
6.00%, 06/15/20	30,275	34,503,222
6.13%, 02/15/33	31,221	37,267,649
6.25%, 02/01/41	25,366	30,580,121

Security	Principal (000s)	Value

6.45%, 05/01/36[a]	$15,906	$18,478,244
6.75%, 10/01/37	67,715	80,989,070
7.50%, 02/15/19	35,179	40,828,237
HSBC Bank USA N.A.
4.88%, 08/24/20	11,660	12,740,643
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	8,243	9,357,464
5.88%, 11/01/34	7,000	8,159,336
HSBC Holdings PLC
4.00%, 03/30/22[a]	11,023	11,613,051
4.25%, 03/14/24	37,900	38,281,827
4.25%, 08/18/25[a]	23,300	23,425,144
4.88%, 01/14/22	18,502	20,354,387
5.10%, 04/05/21	20,725	23,194,237
5.25%, 03/14/44[a]	18,759	19,724,021
6.10%, 01/14/42	6,668	8,331,967
6.50%, 05/02/36[a]	18,677	22,542,637
6.50%, 09/15/37	30,634	37,109,280
6.80%, 06/01/38	19,760	24,811,656
HSBC USA Inc.
2.25%, 06/23/19[a]	10,000	9,991,297
2.35%, 03/05/20	23,557	23,361,102
2.38%, 11/13/19	11,400	11,397,230
2.75%, 08/07/20[a]	18,200	18,292,935
3.50%, 06/23/24[a]	10,500	10,590,820
5.00%, 09/27/20[a]	6,490	7,084,330
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	15,400	15,962,380
5.25%, 01/12/24[a]	22,210	24,042,172
JPMorgan Chase & Co.
2.20%, 10/22/19	9,006	9,012,703
2.25%, 01/23/20 (Call 12/23/19)[a]	34,858	34,716,375
2.35%, 01/28/19[a]	6,960	7,043,531
2.75%, 06/23/20 (Call 05/23/20)	29,086	29,442,498
3.13%, 01/23/25 (Call 10/23/24)[a]	30,572	29,930,147
3.20%, 01/25/23	49,083	49,345,830
3.25%, 09/23/22	44,689	45,297,566
3.38%, 05/01/23[a]	29,818	29,643,425
3.63%, 05/13/24	27,759	28,399,117
3.88%, 02/01/24	26,623	27,683,820
3.88%, 09/10/24[a]	18,575	18,668,618
3.90%, 07/15/25 (Call 04/15/25)[a]	33,259	34,423,504
4.13%, 12/15/26[a]	20,050	20,232,822
4.25%, 10/15/20	40,675	43,470,975
4.25%, 10/01/27	15,192	15,300,035
4.35%, 08/15/21	35,537	38,259,070
4.40%, 07/22/20[a]	21,618	23,304,634
4.50%, 01/24/22	41,857	45,508,052
4.63%, 05/10/21[a]	27,287	29,754,293
4.85%, 02/01/44[a]	11,364	12,277,672
4.95%, 03/25/20[a]	20,888	22,907,533
4.95%, 06/01/45	14,065	14,173,130
5.40%, 01/06/42	13,432	15,365,727
5.50%, 10/15/40	10,808	12,466,236
5.60%, 07/15/41	18,094	21,228,869
5.63%, 08/16/43	4,098	4,513,476
6.30%, 04/23/19	38,942	44,128,354
6.40%, 05/15/38[a]	26,878	34,220,884
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	14,000	13,857,059
2.50%, 12/15/19	8,500	8,541,873
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	7,003	7,013,968

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.10%, 03/24/21[a]	$13,730	$15,132,195
Lloyds Bank PLC
2.30%, 11/27/18	800	806,202
2.35%, 09/05/19[a]	6,576	6,583,222
2.40%, 03/17/20	11,600	11,579,803
3.50%, 05/14/25[a]	15,550	15,608,804
6.38%, 01/21/21[a]	5,506	6,497,296
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	27,200	27,716,833
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	15,500	15,331,282
2.30%, 01/30/19 (Call 12/30/18)	5,630	5,650,791
2.90%, 02/06/25 (Call 01/06/25)[a]	11,700	11,292,766
Morgan Stanley
2.38%, 07/23/19	32,110	32,293,676
2.50%, 01/24/19	21,278	21,614,561
2.65%, 01/27/20[a]	35,896	36,175,558
2.80%, 06/16/20[a]	14,745	14,913,910
3.70%, 10/23/24	34,900	35,499,198
3.75%, 02/25/23[a]	21,023	21,741,251
3.95%, 04/23/27	23,990	23,440,142
4.00%, 07/23/25[a]	29,000	29,990,968
4.10%, 05/22/23[a]	36,474	37,357,586
4.30%, 01/27/45	35,689	34,638,255
4.35%, 09/08/26	30,529	30,970,120
4.88%, 11/01/22	34,593	37,337,882
5.00%, 11/24/25[a]	25,824	27,850,017
5.50%, 01/26/20	28,256	31,453,113
5.50%, 07/24/20	25,841	28,923,348
5.50%, 07/28/21	26,130	29,653,393
5.63%, 09/23/19	33,777	37,621,069
5.75%, 01/25/21	14,338	16,320,165
6.38%, 07/24/42[a]	16,923	21,235,967
7.25%, 04/01/32[a]	5,012	6,651,435
7.30%, 05/13/19	33,910	39,398,323
Series F
3.88%, 04/29/24	41,212	42,533,904
National Australia Bank Ltd./New York
2.63%, 07/23/20[a]	9,500	9,549,150
3.00%, 01/20/23[a]	13,189	13,150,094
Northern Trust Corp.
3.95%, 10/30/25[a]	11,250	11,821,689
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[c]	17,525	17,632,088
2.25%, 07/02/19 (Call 06/02/19)[a,c]	7,750	7,777,568
2.40%, 10/18/19 (Call 09/18/19)[c]	7,750	7,783,880
2.60%, 07/21/20 (Call 06/21/20)[c]	11,000	11,093,730
2.70%, 11/01/22 (Call 10/01/22)[c]	22,087	21,442,121
2.95%, 01/30/23 (Call 12/30/22)[c]	6,300	6,154,580
2.95%, 02/23/25 (Call 01/24/25)[a,c]	15,300	14,978,438
3.80%, 07/25/23 (Call 06/25/23)[c]	15,653	16,192,720
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	12,470	12,752,788
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	8,069	8,293,526
4.38%, 08/11/20[c]	10,224	11,076,756
5.13%, 02/08/20[c]	3,965	4,391,512
Royal Bank of Canada
2.15%, 03/15/19[a]	13,114	13,164,317
2.15%, 03/06/20[a]	8,000	7,950,458
2.35%, 10/30/20	18,200	18,084,237
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	19,162	21,374,981

Security	Principal (000s)	Value

Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	$11,344	$12,807,712
6.13%, 01/11/21	14,666	17,059,400
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	15,705	15,527,098
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)[a]	17,295	17,617,199
Santander UK Group Holdings PLC
2.88%, 10/16/20	6,175	6,176,031
State Street Corp.
3.10%, 05/15/23	26,513	26,336,410
3.30%, 12/16/24[a]	18,315	18,453,908
3.55%, 08/18/25[a]	8,461	8,705,250
3.70%, 11/20/23[a]	9,565	9,980,196
4.38%, 03/07/21	14,965	16,275,971
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	10,000	9,932,790
2.45%, 01/10/19	13,085	13,135,789
2.45%, 01/16/20[a]	22,350	22,250,610
2.65%, 07/23/20[a]	6,500	6,501,922
3.20%, 07/18/22	6,949	6,948,380
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,016,664
Svenska Handelsbanken AB
2.25%, 06/17/19[a]	8,252	8,286,946
2.40%, 10/01/20	11,500	11,470,739
2.50%, 01/25/19[a]	22,875	23,205,855
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	5,775	5,784,838
2.25%, 11/05/19[a]	25,030	25,104,642
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	16,754	16,922,805
2.95%, 07/15/22 (Call 06/15/22)	16,347	16,356,493
3.00%, 03/15/22 (Call 02/15/22)	11,114	11,364,645
3.70%, 01/30/24 (Call 12/29/23)	8,250	8,666,963
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,698,776
Series F
3.60%, 09/11/24 (Call 08/11/24)	13,010	13,251,385
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	24,485	24,539,805
2.80%, 01/27/25 (Call 12/27/24)[a]	5,700	5,557,066
UBS AG/Stamford CT
2.35%, 03/26/20[a]	15,750	15,750,027
2.38%, 08/14/19	32,706	32,850,946
4.88%, 08/04/20	29,475	32,559,055
Wachovia Corp.
5.50%, 08/01/35	15,517	17,074,188
Wells Fargo & Co.
2.13%, 04/22/19	19,125	19,164,281
2.15%, 01/15/19[a]	20,072	20,196,756
2.60%, 07/22/20[a]	31,360	31,608,180
3.00%, 01/22/21	12,269	12,524,987
3.00%, 02/19/25	43,335	42,084,647
3.30%, 09/09/24	31,761	31,681,937
3.50%, 03/08/22[a]	35,327	36,712,546
3.55%, 09/29/25[a]	27,500	27,834,647
3.90%, 05/01/45[a]	30,205	27,967,109
4.10%, 06/03/26[a]	19,047	19,363,967
4.13%, 08/15/23	23,341	24,335,884
4.30%, 07/22/27[a]	28,370	29,223,441
4.60%, 04/01/21	27,670	30,337,548
4.65%, 11/04/44	14,739	14,438,416
4.90%, 11/17/45	10,775	10,961,218

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.38%, 02/07/35	$1,074	$1,228,486
5.38%, 11/02/43	21,699	23,465,051
5.61%, 01/15/44	31,855	35,510,772
Series M
3.45%, 02/13/23[a]	29,196	29,413,709
Series N
2.15%, 01/30/20	25,929	25,809,475
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,250	12,259,551
6.60%, 01/15/38	18,684	24,284,699
Westpac Banking Corp.
2.25%, 01/17/19[a]	24,043	24,221,644
2.30%, 05/26/20[a]	8,325	8,298,754
2.60%, 11/23/20	12,000	12,026,664
4.88%, 11/19/19	19,237	21,107,256

		6,540,043,701
BEVERAGES — 2.27%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	12,871	12,908,448
2.63%, 01/17/23[a]	9,518	9,141,145
3.70%, 02/01/24[a]	20,496	20,962,788
4.00%, 01/17/43[a]	4,267	3,868,695
4.63%, 02/01/44[a]	11,875	11,872,722
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	36,490	35,154,054
3.75%, 07/15/42[a]	20,891	18,191,342
5.00%, 04/15/20	12,712	13,981,680
5.38%, 01/15/20[a]	20,947	23,291,351
6.88%, 11/15/19	17,777	20,712,258
7.75%, 01/15/19	24,003	27,936,636
8.20%, 01/15/39	10,912	15,593,686
Bottling Group LLC
5.13%, 01/15/19[a]	6,332	6,961,600
Coca-Cola Co. (The)
1.65%, 11/01/18[a]	2,500	2,515,524
1.88%, 10/27/20	18,000	17,875,046
2.45%, 11/01/20[a]	16,009	16,322,992
2.50%, 04/01/23[a]	5,971	5,909,511
2.88%, 10/27/25	30,370	29,831,783
3.15%, 11/15/20[a]	13,206	13,868,561
3.20%, 11/01/23[a]	18,575	19,238,566
3.30%, 09/01/21[a]	9,488	9,962,548
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	12,384	12,000,069
Diageo Investment Corp.
2.88%, 05/11/22	12,584	12,491,631
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	11,865	15,908,158
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)[a]	10,600	10,498,089
2.15%, 10/14/20 (Call 09/14/20)	22,900	22,811,851
2.25%, 01/07/19 (Call 12/07/18)[a]	8,084	8,194,149
2.75%, 03/05/22[a]	14,288	14,392,407
2.75%, 03/01/23	13,643	13,593,660
2.75%, 04/30/25 (Call 01/30/25)	10,909	10,602,915
3.00%, 08/25/21	5,596	5,747,070
3.10%, 07/17/22 (Call 05/17/22)	8,300	8,518,177
3.13%, 11/01/20[a]	12,429	12,930,877
3.50%, 07/17/25 (Call 04/17/25)[a]	550	567,366
3.60%, 03/01/24 (Call 12/01/23)[a]	9,680	10,124,900

Security	Principal (000s)	Value

4.00%, 03/05/42[a]	$11,344	$10,981,443
4.45%, 04/14/46 (Call 10/14/45)	13,700	14,029,559
4.50%, 01/15/20	10,665	11,663,946
4.88%, 11/01/40	11,386	12,239,425
5.50%, 01/15/40[a]	8,246	9,560,906
7.90%, 11/01/18	1,800	2,112,557

		555,070,091
BIOTECHNOLOGY — 2.68%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	10,678	10,560,375
2.20%, 05/22/19 (Call 04/22/19)	14,265	14,260,010
3.13%, 05/01/25 (Call 02/01/25)[a]	15,200	14,457,494
3.45%, 10/01/20[a]	15,410	16,027,115
3.63%, 05/15/22 (Call 02/15/22)	1,986	2,044,570
3.63%, 05/22/24 (Call 02/22/24)[a]	17,325	17,352,419
3.88%, 11/15/21 (Call 08/15/21)[a]	21,623	22,751,898
4.10%, 06/15/21 (Call 03/15/21)[a]	12,141	12,919,674
4.40%, 05/01/45 (Call 11/01/44)[a]	15,174	14,098,336
5.15%, 11/15/41 (Call 05/15/41)	21,212	21,558,880
5.38%, 05/15/43 (Call 11/15/42)	13,682	14,407,041
5.65%, 06/15/42 (Call 12/15/41)[a]	10,008	10,916,834
5.70%, 02/01/19	11,474	12,704,078
6.38%, 06/01/37	13,459	15,671,474
6.40%, 02/01/39	15,762	18,504,976
Biogen Inc.
2.90%, 09/15/20	25,125	25,199,390
3.63%, 09/15/22	14,500	14,761,503
4.05%, 09/15/25 (Call 06/15/25)[a]	22,200	22,376,388
5.20%, 09/15/45 (Call 03/15/45)[a]	18,070	18,200,691
Celgene Corp.
2.88%, 08/15/20[a]	24,500	24,605,458
3.25%, 08/15/22	19,506	19,633,782
3.55%, 08/15/22[a]	9,900	10,032,425
3.63%, 05/15/24 (Call 02/15/24)	10,506	10,427,128
3.88%, 08/15/25 (Call 05/15/25)[a]	29,000	28,892,555
4.63%, 05/15/44 (Call 11/15/43)	10,750	10,060,954
5.00%, 08/15/45 (Call 02/15/45)[a]	21,000	20,884,445
Gilead Sciences Inc.
2.55%, 09/01/20	20,459	20,636,697
3.25%, 09/01/22 (Call 07/01/22)[a]	10,500	10,624,675
3.50%, 02/01/25 (Call 11/01/24)[a]	25,672	25,799,377
3.65%, 03/01/26 (Call 12/01/25)	39,062	39,323,325
3.70%, 04/01/24 (Call 01/01/24)	15,177	15,577,425
4.40%, 12/01/21 (Call 09/01/21)	11,814	12,848,460
4.50%, 04/01/21 (Call 01/01/21)[a]	10,484	11,446,935
4.50%, 02/01/45 (Call 08/01/44)	22,873	22,271,362
4.60%, 09/01/35 (Call 03/01/35)[a]	16,628	16,888,634
4.75%, 03/01/46 (Call 09/01/45)	26,000	26,359,276
4.80%, 04/01/44 (Call 10/01/43)	16,645	16,852,418
5.65%, 12/01/41 (Call 06/01/41)	12,225	13,810,733

		655,749,210
CHEMICALS — 1.83%
CF Industries Inc.
3.45%, 06/01/23[a]	5,319	5,001,042
4.95%, 06/01/43	4,996	4,359,044
5.15%, 03/15/34	19,455	18,129,969
5.38%, 03/15/44[a]	9,913	9,269,419
7.13%, 05/01/20	2,310	2,648,338
Dow Chemical Co. (The)

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 11/15/22 (Call 08/15/22)	$31,358	$30,987,439
3.50%, 10/01/24 (Call 07/01/24)[a]	18,339	17,832,189
4.13%, 11/15/21 (Call 08/15/21)	14,108	14,866,264
4.25%, 11/15/20 (Call 08/15/20)	18,470	19,680,709
4.38%, 11/15/42 (Call 05/15/42)	10,645	9,406,974
5.25%, 11/15/41 (Call 05/15/41)	7,945	7,766,443
7.38%, 11/01/29[a]	10,477	13,112,716
8.55%, 05/15/19	15,862	19,005,574
9.40%, 05/15/39	10,726	15,427,266
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	18,653	18,595,291
3.60%, 08/15/22 (Call 05/15/22)	12,592	12,650,928
3.80%, 03/15/25 (Call 12/15/24)[a]	7,500	7,382,838
4.65%, 10/15/44 (Call 04/15/44)[a]	6,500	5,978,073
Ecolab Inc.
4.35%, 12/08/21	10,050	10,760,162
5.50%, 12/08/41	10,498	11,576,519
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	16,124	15,514,600
3.63%, 01/15/21[a]	14,513	15,071,331
4.15%, 02/15/43[a]	6,244	5,505,175
4.63%, 01/15/20[a]	17,523	18,886,587
LYB International Finance BV
4.00%, 07/15/23[a]	8,381	8,475,891
4.88%, 03/15/44 (Call 09/15/43)	12,160	11,540,357
5.25%, 07/15/43	10,058	9,975,019
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	11,685	9,953,685
5.00%, 04/15/19 (Call 01/15/19)	17,850	19,173,670
5.75%, 04/15/24 (Call 01/15/24)[a]	7,870	8,854,912
6.00%, 11/15/21 (Call 08/17/21)	16,453	18,669,324
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	8,709	8,336,903
4.40%, 07/15/44 (Call 01/15/44)[a]	6,300	5,422,644
4.70%, 07/15/64 (Call 01/15/64)	13,185	10,708,418
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	10,055	10,115,770
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	9,292	9,189,678
Rohm & Haas Co.
7.85%, 07/15/29	5,306	6,836,541

		446,667,702
COMMERCIAL SERVICES — 0.36%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	16,357	16,504,090
3.38%, 09/15/25 (Call 06/15/25)	12,868	13,114,609
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)[a,b]	7,000	7,164,616
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	16,346	16,429,562
3.75%, 08/15/21 (Call 06/15/21)	8,690	8,753,090
4.25%, 08/15/24 (Call 05/15/24)[a]	25,045	25,035,556

		87,001,523
COMPUTERS — 2.72%
Apple Inc.
1.55%, 02/07/20[a]	13,078	12,897,375
2.00%, 05/06/20[a]	18,349	18,371,901
2.10%, 05/06/19	19,745	20,013,315
2.15%, 02/09/22[a]	10,991	10,781,398

Security	Principal (000s)	Value

2.40%, 05/03/23[a]	$62,970	$61,375,965
2.50%, 02/09/25	17,513	16,757,085
2.70%, 05/13/22[a]	19,294	19,447,113
2.85%, 05/06/21[a]	34,421	35,282,365
3.20%, 05/13/25[a]	27,307	27,625,228
3.45%, 05/06/24	29,764	30,802,055
3.45%, 02/09/45	21,922	18,749,389
3.85%, 05/04/43[a]	35,224	32,602,383
4.38%, 05/13/45	23,015	23,014,521
4.45%, 05/06/44	10,092	10,222,046
EMC Corp./MA
2.65%, 06/01/20[a]	22,815	21,343,937
3.38%, 06/01/23 (Call 03/01/23)[a]	5,264	4,507,118
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[b]	28,655	28,908,196
4.40%, 10/15/22 (Call 08/15/22)[b]	8,000	8,048,943
4.90%, 10/15/25 (Call 07/15/25)[a,b]	35,500	34,966,140
6.20%, 10/15/35 (Call 04/15/35)[b]	12,000	11,643,828
6.35%, 10/15/45 (Call 04/15/45)[b]	19,000	18,246,783
HP Inc.
3.75%, 12/01/20	4,517	4,505,714
4.30%, 06/01/21	10,410	10,384,403
4.38%, 09/15/21	15,925	16,016,500
4.65%, 12/09/21	17,368	17,530,516
6.00%, 09/15/41	11,487	10,468,788
International Business Machines Corp.
1.63%, 05/15/20[a]	17,555	17,230,275
1.88%, 08/01/22[a]	16,651	15,777,610
1.95%, 02/12/19[a]	12,956	13,022,739
2.88%, 11/09/22	10,000	9,976,371
3.38%, 08/01/23	18,425	18,817,067
3.63%, 02/12/24[a]	21,245	21,894,927
4.00%, 06/20/42[a]	12,879	11,914,668
8.38%, 11/01/19	5,237	6,465,157
Seagate HDD Cayman
3.75%, 11/15/18	8,775	8,761,354
4.75%, 06/01/23[a]	11,130	9,898,324
4.75%, 01/01/25[a]	9,225	7,772,793

		666,044,290
COSMETICS & PERSONAL CARE — 0.28%
Procter & Gamble Co. (The)
2.30%, 02/06/22[a]	18,463	18,390,754
3.10%, 08/15/23[a]	4,434	4,576,717
4.70%, 02/15/19	27,516	30,170,603
5.55%, 03/05/37	13,098	15,840,825

		68,978,899
DIVERSIFIED FINANCIAL SERVICES — 3.91%
American Express Co.
2.65%, 12/02/22	15,608	15,203,261
4.05%, 12/03/42[a]	19,654	18,697,511
American Express Credit Corp.
2.13%, 03/18/19	24,491	24,595,082
2.25%, 08/15/19[a]	13,115	13,164,307
2.38%, 05/26/20 (Call 04/25/20)	26,495	26,472,797
Series F
2.60%, 09/14/20 (Call 08/14/20)	6,169	6,201,183
Ameriprise Financial Inc.
4.00%, 10/15/23	23,273	24,325,766
5.30%, 03/15/20	1,800	2,007,399

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BP Capital Markets PLC
2.52%, 01/15/20[a]	$10,430	$10,507,533
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	17,520	17,666,050
3.38%, 02/15/23	23,990	23,741,943
CME Group Inc./IL
3.00%, 09/15/22	4,028	4,058,137
3.00%, 03/15/25 (Call 12/15/24)[a]	11,519	11,398,256
5.30%, 09/15/43 (Call 03/15/43)	12,661	14,513,974
Ford Motor Credit Co. LLC
2.38%, 03/12/19[a]	19,400	19,166,341
2.60%, 11/04/19	6,605	6,516,849
3.66%, 09/08/24[a]	11,200	10,952,125
4.25%, 09/20/22[a]	24,495	25,303,345
4.38%, 08/06/23[a]	10,339	10,776,686
5.75%, 02/01/21	9,870	10,968,478
5.88%, 08/02/21	27,429	30,807,043
8.13%, 01/15/20	8,108	9,628,787
GE Capital International Funding Co.
2.34%, 11/15/20[b]	30,714	30,623,747
3.37%, 11/15/25[b]	13,781	13,946,054
4.42%, 11/15/35[b]	45,494	46,568,482
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)[a]	23,164	23,317,283
2.30%, 01/14/19	550	559,050
3.10%, 01/09/23	38,010	38,715,443
3.15%, 09/07/22	10,935	11,233,677
3.45%, 05/15/24 (Call 02/13/24)	3,140	3,244,576
4.38%, 09/16/20	4,161	4,546,430
4.63%, 01/07/21	29,336	32,461,622
4.65%, 10/17/21	29,029	32,377,675
5.30%, 02/11/21[a]	26,733	30,461,468
5.50%, 01/08/20	9,348	10,557,649
5.88%, 01/14/38	71,328	87,438,420
6.00%, 08/07/19	16,866	19,236,862
6.15%, 08/07/37	7,497	9,456,169
6.88%, 01/10/39	43,981	60,010,645
Series A
5.55%, 05/04/20	4,938	5,619,401
6.75%, 03/15/32	45,696	59,915,736
HSBC Finance Corp.
6.68%, 01/15/21	34,006	39,433,018
Intercontinental Exchange Inc.
2.75%, 12/01/20	3,730	3,742,459
3.75%, 12/01/25 (Call 09/01/25)	5,725	5,769,117
4.00%, 10/15/23	3,225	3,342,434
Jefferies Group LLC
6.88%, 04/15/21	7,752	8,738,048
8.50%, 07/15/19	4,125	4,843,428
Nomura Holdings Inc.
2.75%, 03/19/19[a]	8,750	8,815,092
6.70%, 03/04/20	14,113	16,317,305
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	4,235	4,175,254
4.50%, 07/23/25 (Call 04/24/25)	3,505	3,525,255

		955,664,652
ELECTRIC — 1.13%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	12,450	12,195,027
5.15%, 11/15/43 (Call 05/15/43)[a]	11,349	12,194,802
6.13%, 04/01/36	15,910	18,882,328
6.50%, 09/15/37	11,286	13,989,443

Security	Principal (000s)	Value

Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	$8,829	$8,877,959
4.63%, 12/01/54 (Call 06/01/54)[a]	7,610	7,449,391
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	7,517	8,623,669
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	3,000	3,050,244
Duke Energy Florida LLC
6.40%, 06/15/38	13,480	17,447,789
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)[a]	7,907	7,895,429
3.95%, 06/15/25 (Call 12/02/15)[a]	17,700	17,850,563
5.10%, 06/15/45 (Call 12/02/15)	13,989	14,093,141
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,600	1,601,490
5.60%, 06/15/42 (Call 12/15/41)[a]	9,380	9,058,974
6.25%, 10/01/39	13,895	14,439,023
Georgia Power Co.
4.30%, 03/15/42	9,877	8,965,862
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,893	6,041,693
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	10,373	12,584,788
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	2,587	2,698,317
5.40%, 01/15/40	10,331	11,564,809
5.80%, 03/01/37	9,843	11,421,924
6.05%, 03/01/34	37,560	44,966,171
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,696	10,348,268

		276,241,104
ELECTRONICS — 0.48%
Honeywell International Inc.
4.25%, 03/01/21[a]	4,749	5,203,845
5.00%, 02/15/19	11,524	12,633,038
Koninklijke Philips NV
3.75%, 03/15/22[a]	10,530	10,823,650
6.88%, 03/11/38	12,644	14,641,810
Thermo Fisher Scientific Inc.
2.40%, 02/01/19[a]	14,097	14,146,053
3.15%, 01/15/23 (Call 10/15/22)	19,498	19,339,087
3.30%, 02/15/22	2,592	2,595,862
3.60%, 08/15/21 (Call 05/15/21)[a]	16,406	16,785,942
4.15%, 02/01/24 (Call 11/01/23)[a]	6,151	6,426,281
4.50%, 03/01/21	14,406	15,398,959

		117,994,527
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance USA Inc.
2.88%, 05/08/22	23,888	23,703,207
4.38%, 05/08/42[a]	4,117	4,144,019

		27,847,226
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	12,395	12,721,534
5.00%, 03/01/20[a]	9,032	9,887,106
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	10,874	10,154,633

		32,763,273

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

FOOD — 1.59%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$17,347	$16,526,900
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,474	17,604,001
5.65%, 02/15/19	8,850	9,804,050
JM Smucker Co. (The)
3.50%, 10/15/21	25	25,743
3.50%, 03/15/25	19,025	19,002,891
Kellogg Co.
4.00%, 12/15/20[a]	8,232	8,697,620
Series B
7.45%, 04/01/31	10,436	13,305,320
Kraft Foods Group Inc.
3.50%, 06/06/22[a]	13,711	13,910,224
5.00%, 06/04/42	28,053	28,391,302
5.38%, 02/10/20	19,580	21,600,993
6.50%, 02/09/40	14,469	17,048,354
6.88%, 01/26/39	10,755	13,101,300
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	21,500	21,538,975
3.50%, 07/15/22 (Call 05/15/22)[a,b]	22,595	22,997,982
3.95%, 07/15/25 (Call 04/15/25)[a,b]	7,825	7,963,127
5.00%, 07/15/35 (Call 01/15/35)[a,b]	8,475	8,713,296
5.20%, 07/15/45 (Call 01/15/45)[b]	16,350	17,019,575
Kroger Co. (The)
6.15%, 01/15/20[a]	7,327	8,311,710
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	9,384	9,363,959
4.00%, 02/01/24 (Call 11/01/23)[a]	18,004	18,597,957
6.50%, 02/09/40[a]	1,961	2,377,450
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	5,500	5,529,322
3.75%, 10/01/25 (Call 07/01/25)	10,000	10,149,591
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	10,000	10,062,827
3.95%, 08/15/24 (Call 05/15/24)[a]	15,500	15,806,210
4.50%, 06/15/22 (Call 03/15/22)[a]	5,570	5,945,315
Unilever Capital Corp.
2.20%, 03/06/19	14,061	14,264,539
4.25%, 02/10/21	10,963	11,961,958
4.80%, 02/15/19	7,064	7,737,391
5.90%, 11/15/32	8,609	10,958,290

		388,318,172
FOREST PRODUCTS & PAPER — 0.07%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	9,725	9,651,313
4.80%, 06/15/44 (Call 12/15/43)	7,750	7,139,597
7.30%, 11/15/39	1,050	1,260,313

		18,051,223
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	9,785	11,190,959

		11,190,959

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 1.74%
Becton Dickinson and Co.
2.68%, 12/15/19	$17,650	$17,820,444
3.13%, 11/08/21	11,291	11,404,122
3.73%, 12/15/24 (Call 09/15/24)	22,570	22,920,837
4.69%, 12/15/44 (Call 06/15/44)	12,825	12,905,150
Boston Scientific Corp.
3.85%, 05/15/25	6,235	6,161,089
6.00%, 01/15/20	14,536	16,208,786
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	5,519	5,433,666
6.55%, 10/15/37	13,036	16,408,576
Medtronic Inc.
2.50%, 03/15/20[a]	37,168	37,767,732
2.75%, 04/01/23 (Call 01/01/23)	18,314	17,914,286
3.15%, 03/15/22	32,680	33,175,458
3.50%, 03/15/25	50,444	51,047,320
3.63%, 03/15/24 (Call 12/15/23)[a]	10,594	10,932,798
4.00%, 04/01/43 (Call 10/01/42)	8,236	7,718,994
4.38%, 03/15/35	27,788	28,273,070
4.45%, 03/15/20	13,593	14,792,555
4.63%, 03/15/45	37,503	38,509,787
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	192	188,333
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	5,000	5,004,542
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	26,525	26,387,847
3.15%, 04/01/22 (Call 02/01/22)	8,300	8,178,362
3.55%, 04/01/25 (Call 01/01/25)	31,050	30,290,157
4.45%, 08/15/45 (Call 02/15/45)	7,150	6,630,362

		426,074,273
HEALTH CARE — SERVICES — 1.41%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	8,721	8,465,642
3.50%, 11/15/24 (Call 08/15/24)	7,000	6,995,167
3.95%, 09/01/20	10,015	10,597,869
6.63%, 06/15/36	7,798	9,650,889
Anthem Inc.
2.25%, 08/15/19	16,625	16,453,187
3.13%, 05/15/22	12,735	12,531,687
3.30%, 01/15/23	21,650	21,429,176
3.50%, 08/15/24 (Call 05/15/24)	6,975	6,908,618
4.63%, 05/15/42	10,384	9,926,567
4.65%, 01/15/43	11,225	10,832,802
4.65%, 08/15/44 (Call 02/15/44)[a]	12,394	11,862,782
5.85%, 01/15/36	5,555	6,177,923
6.38%, 06/15/37	5,720	6,726,591
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	5,120	4,978,295
4.00%, 02/15/22 (Call 11/15/21)[a]	7,764	8,043,432
5.38%, 02/15/42 (Call 08/15/41)	9,885	10,870,665
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,075	8,212,218
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	2,821	2,742,636
4.70%, 02/01/45 (Call 08/01/44)	13,125	11,949,836
UnitedHealth Group Inc.
2.70%, 07/15/20	19,539	19,848,513
2.88%, 12/15/21[a]	2,900	2,929,972

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.88%, 03/15/22 (Call 12/15/21)	$9,110	$9,146,145
2.88%, 03/15/23	10,727	10,630,798
3.35%, 07/15/22	13,900	14,278,771
3.75%, 07/15/25	30,773	31,892,389
4.25%, 03/15/43 (Call 09/15/42)[a]	13,569	13,243,451
4.63%, 07/15/35	11,000	11,559,054
4.75%, 07/15/45	22,091	23,183,338
5.80%, 03/15/36[a]	4,000	4,713,738
6.88%, 02/15/38	13,809	18,214,589

		344,996,740
HOLDING COMPANIES — DIVERSIFIED — 0.06%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)[a]	15,871	15,698,815

		15,698,815
INSURANCE — 1.77%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	6,845	6,800,097
2.88%, 11/03/22 (Call 09/03/22)	8,000	7,942,345
3.15%, 03/15/25	17,015	16,795,158
3.35%, 05/03/26 (Call 02/03/26)[a]	12,275	12,225,487
4.35%, 11/03/45 (Call 05/03/45)	14,835	14,908,448
Aflac Inc.
3.63%, 11/15/24[a]	12,518	12,837,516
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	3,361	3,352,692
3.38%, 08/15/20[a]	8,255	8,515,939
3.75%, 07/10/25 (Call 04/10/25)[a]	1,057	1,055,535
3.88%, 01/15/35 (Call 07/15/34)	12,223	11,061,051
4.13%, 02/15/24	6,695	6,965,477
4.38%, 01/15/55 (Call 07/15/54)	9,339	8,252,574
4.50%, 07/16/44 (Call 01/16/44)	35,624	33,647,751
4.80%, 07/10/45 (Call 01/10/45)[a]	8,000	7,919,663
4.88%, 06/01/22	27,094	29,597,719
6.25%, 05/01/36	11,430	13,225,827
6.40%, 12/15/20	1,357	1,584,707
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	7,395	7,600,954
4.25%, 01/15/21[a]	12,971	14,214,496
5.75%, 01/15/40[a]	8,088	9,539,858
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	10,400	10,493,104
4.50%, 02/11/43[a]	5,418	5,428,861
Chubb Corp. (The)
6.00%, 05/11/37	4,851	5,904,696
MetLife Inc.
3.60%, 04/10/24[a]	5,425	5,543,644
4.05%, 03/01/45[a]	21,335	19,879,870
4.13%, 08/13/42	5,128	4,841,593
4.75%, 02/08/21[a]	19,861	21,913,404
4.88%, 11/13/43	18,665	19,577,020
5.70%, 06/15/35	3,955	4,600,355
5.88%, 02/06/41[a]	5,900	6,958,460
6.38%, 06/15/34	8,149	10,101,693
7.72%, 02/15/19	11,805	13,865,223
Series D
4.37%, 09/15/23	14,360	15,479,395
Prudential Financial Inc.
4.60%, 05/15/44[a]	14,750	14,747,178
5.70%, 12/14/36	150	168,048

Security	Principal (000s)	Value

7.38%, 06/15/19[a]	$9,607	$11,236,628
Series D
6.63%, 12/01/37	11,145	13,904,957
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,675	8,772,100
6.25%, 06/15/37	9,055	11,501,337

		432,960,860
INTERNET — 0.75%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	28,699	27,938,086
2.60%, 12/05/19 (Call 11/05/19)	18,295	18,666,527
3.30%, 12/05/21 (Call 10/05/21)[a]	19,048	19,757,445
3.80%, 12/05/24 (Call 09/05/24)[a]	10,582	10,994,721
4.80%, 12/05/34 (Call 06/05/34)	6,396	6,722,685
4.95%, 12/05/44 (Call 06/05/44)	16,778	17,699,097
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	17,900	17,688,510
2.60%, 07/15/22 (Call 04/15/22)[a]	14,834	13,838,256
2.88%, 08/01/21 (Call 06/01/21)[a]	4,848	4,761,767
3.45%, 08/01/24 (Call 05/01/24)[a]	14,030	13,394,873
4.00%, 07/15/42 (Call 01/15/42)	5,612	4,326,181
Google Inc.
3.38%, 02/25/24[a]	8,965	9,315,914
3.63%, 05/19/21	17,897	19,049,601

		184,153,663
MACHINERY — 0.50%
Caterpillar Financial Services Corp.
2.10%, 06/09/19[a]	8,578	8,594,224
7.15%, 02/15/19	10,915	12,657,823
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	10,495	10,654,771
3.80%, 08/15/42	23,803	21,387,217
3.90%, 05/27/21	11,022	11,672,019
5.20%, 05/27/41	7,299	7,919,213
7.90%, 12/15/18	6,892	8,085,800
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,753	11,592,137
3.90%, 06/09/42 (Call 12/09/41)[a]	15,516	14,645,898
4.38%, 10/16/19[a]	8,171	8,858,965
John Deere Capital Corp.
1.95%, 12/13/18	6,259	6,285,490

		122,353,557
MANUFACTURING — 0.63%
3M Co.
5.70%, 03/15/37	3,600	4,418,966
Eaton Corp.
2.75%, 11/02/22	25,117	24,489,238
4.15%, 11/02/42	12,640	11,770,307
General Electric Co.
2.70%, 10/09/22	42,552	42,556,613
3.38%, 03/11/24[a]	5,093	5,258,312
4.13%, 10/09/42	19,958	19,417,595
4.50%, 03/11/44	31,900	32,814,701
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	14,700	14,039,072

		154,764,804

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

MEDIA — 6.16%
21st Century Fox America Inc.
3.00%, 09/15/22	$10,952	$10,878,216
4.50%, 02/15/21	7,001	7,556,878
6.15%, 03/01/37[a]	12,190	13,896,117
6.15%, 02/15/41	18,631	21,455,577
6.20%, 12/15/34	9,914	11,412,749
6.40%, 12/15/35	16,905	19,846,387
6.65%, 11/15/37	19,907	23,581,380
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	1,988,314
4.00%, 01/15/26 (Call 10/15/25)[a]	16,500	16,338,831
4.60%, 01/15/45 (Call 07/15/44)	5,000	4,449,869
7.88%, 07/30/30	3,295	4,211,937
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	23,660	23,803,675
4.46%, 07/23/22 (Call 05/23/22)[b]	34,700	35,126,602
4.91%, 07/23/25 (Call 04/23/25)[a,b]	51,720	52,568,865
6.38%, 10/23/35 (Call 04/23/35)[b]	26,000	26,997,409
6.48%, 10/23/45 (Call 04/23/45)[b]	43,460	44,913,159
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	12,198	17,033,406
Comcast Corp.
2.85%, 01/15/23	9,420	9,457,122
3.13%, 07/15/22[a]	11,625	11,919,462
3.38%, 02/15/25 (Call 11/15/24)	13,398	13,624,346
3.38%, 08/15/25 (Call 05/15/25)[a]	12,260	12,510,100
3.60%, 03/01/24	13,011	13,567,386
4.20%, 08/15/34 (Call 02/15/34)	9,270	9,177,523
4.25%, 01/15/33	19,226	19,193,356
4.40%, 08/15/35 (Call 02/15/35)	18,190	18,486,257
4.60%, 08/15/45 (Call 02/15/45)[a]	24,509	25,361,055
4.65%, 07/15/42	21,961	22,780,242
4.75%, 03/01/44	11,048	11,670,873
5.15%, 03/01/20[a]	18,168	20,435,190
5.65%, 06/15/35	12,002	13,860,624
6.40%, 05/15/38	2,100	2,640,494
6.40%, 03/01/40	10,879	13,774,634
6.45%, 03/15/37	21,811	27,511,778
6.50%, 11/15/35	6,997	8,889,842
6.55%, 07/01/39[a]	15,003	19,259,261
6.95%, 08/15/37	13,671	18,165,013
7.05%, 03/15/33	6,910	8,996,988
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	10,171	10,376,163
3.95%, 01/15/25 (Call 10/15/24)[a]	8,235	8,206,110
4.45%, 04/01/24 (Call 01/01/24)	9,821	10,165,737
4.60%, 02/15/21 (Call 11/15/20)	8,780	9,393,551
5.00%, 03/01/21	25,729	28,085,005
5.15%, 03/15/42[a]	15,888	15,179,012
5.20%, 03/15/20	15,905	17,399,054
5.88%, 10/01/19	19,474	21,863,179
6.00%, 08/15/40 (Call 05/15/40)	12,225	12,766,173
6.38%, 03/01/41	17,327	18,878,605
Discovery Communications LLC
4.88%, 04/01/43	3,778	3,174,703
5.05%, 06/01/20	24,185	25,913,579
6.35%, 06/01/40	8,675	8,688,056
Historic TW Inc.
6.63%, 05/15/29	7,460	8,869,706
NBCUniversal Media LLC
2.88%, 01/15/23[a]	6,230	6,214,081

Security	Principal (000s)	Value

4.38%, 04/01/21	$23,452	$25,640,377
4.45%, 01/15/43	18,122	18,245,614
5.15%, 04/30/20	34,462	38,777,445
5.95%, 04/01/41	16,774	20,222,384
6.40%, 04/30/40	6,443	8,136,577
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	26,248	26,814,057
4.50%, 09/15/42 (Call 03/15/42)[a]	22,230	18,002,323
5.00%, 02/01/20	13,786	14,655,454
5.50%, 09/01/41 (Call 03/01/41)	17,133	15,660,330
5.88%, 11/15/40 (Call 05/15/40)	14,641	14,074,551
6.55%, 05/01/37	24,327	24,475,020
6.75%, 06/15/39[a]	11,678	12,057,735
7.30%, 07/01/38	12,469	13,413,063
8.25%, 04/01/19	6,736	7,793,707
8.75%, 02/14/19[a]	14,724	17,193,733
Time Warner Entertainment Co. LP
8.38%, 03/15/23	23,604	29,232,327
8.38%, 07/15/33	2,790	3,301,473
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	10,375	10,296,245
3.60%, 07/15/25 (Call 04/15/25)[a]	18,130	17,899,570
4.70%, 01/15/21	11,103	11,989,631
4.75%, 03/29/21	13,410	14,514,244
4.85%, 07/15/45 (Call 01/15/45)	12,000	11,603,056
4.88%, 03/15/20	17,576	19,210,485
6.10%, 07/15/40	5,550	6,150,885
6.25%, 03/29/41	18,070	20,292,406
6.50%, 11/15/36	11,108	12,927,268
7.63%, 04/15/31	22,931	28,970,913
7.70%, 05/01/32	23,321	29,774,135
Verizon Communications Inc.
4.52%, 09/15/48[a]	40,550	37,063,811
4.67%, 03/15/55	40,175	35,833,199
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	12,825	12,711,907
4.38%, 03/15/43	6,195	4,581,708
5.85%, 09/01/43 (Call 03/01/43)	20,717	18,880,026
6.88%, 04/30/36[a]	11,764	11,864,288
Walt Disney Co. (The)
1.85%, 05/30/19[a]	12,903	12,968,060
2.15%, 09/17/20[a]	2,500	2,516,672
2.35%, 12/01/22	23,427	23,483,871
2.75%, 08/16/21	5,826	5,976,521
3.15%, 09/17/25	6,000	6,110,854

		1,505,829,556
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	14,477	14,056,673
3.25%, 06/15/25 (Call 03/15/25)[a]	10,669	10,582,889

		24,639,562
MINING — 1.89%
Barrick Gold Corp.
3.85%, 04/01/22[a]	9,338	8,286,288
4.10%, 05/01/23[a]	18,860	16,511,336
5.25%, 04/01/42	4,950	3,576,210
6.95%, 04/01/19	6,297	6,727,828
Barrick North America Finance LLC
4.40%, 05/30/21	9,942	9,442,797

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.70%, 05/30/41	$11,349	$8,323,523
5.75%, 05/01/43[a]	17,961	13,905,934
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	8,980	6,836,288
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	20,968	20,424,396
3.25%, 11/21/21	9,286	9,262,045
3.85%, 09/30/23[a]	21,867	21,774,949
4.13%, 02/24/42	4,665	4,026,902
5.00%, 09/30/43[a]	35,262	34,471,324
6.50%, 04/01/19[a]	25,177	28,282,334
Freeport-McMoRan Inc.
3.10%, 03/15/20	7,917	6,131,789
3.55%, 03/01/22 (Call 12/01/21)[a]	31,064	21,495,816
3.88%, 03/15/23 (Call 12/15/22)	22,867	15,449,403
4.55%, 11/14/24 (Call 08/14/24)[a]	10,740	7,304,928
5.40%, 11/14/34 (Call 05/14/34)	12,390	8,057,217
5.45%, 03/15/43 (Call 09/15/42)[a]	19,095	11,982,113
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	9,810	9,247,645
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	13,744	12,317,025
4.88%, 03/15/42 (Call 09/15/41)[a]	27,796	20,204,729
5.13%, 10/01/19[a]	5,344	5,638,659
6.25%, 10/01/39	5,749	4,891,555
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,100	3,334,557
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	2,402	2,477,450
3.75%, 09/20/21	13,980	14,190,224
3.75%, 06/15/25 (Call 03/15/25)[a]	18,766	18,029,710
4.13%, 05/20/21[a]	19,438	20,213,092
5.20%, 11/02/40[a]	11,820	11,362,618
7.13%, 07/15/28	8,298	10,084,064
9.00%, 05/01/19[a]	14,707	17,602,404
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	9,114	9,035,849
2.88%, 08/21/22 (Call 05/21/22)[a]	9,697	9,227,640
3.50%, 03/22/22 (Call 12/22/21)	19,330	19,044,419
4.13%, 08/21/42 (Call 02/21/42)[a]	14,344	12,173,409

		461,348,469
OFFICE & BUSINESS EQUIPMENT — 0.06%
Xerox Corp.
4.50%, 05/15/21[a]	15,162	15,225,206

		15,225,206
OIL & GAS — 7.58%
Anadarko Finance Co.
7.50%, 05/01/31[a]	5,300	6,436,479
Anadarko Petroleum Corp.
6.20%, 03/15/40	8,421	8,837,252
6.45%, 09/15/36	22,059	24,060,382
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	16,517	16,298,127
4.25%, 01/15/44 (Call 07/15/43)[a]	11,144	9,894,194
4.75%, 04/15/43 (Call 10/15/42)	20,819	19,643,559
5.10%, 09/01/40 (Call 03/01/40)	14,235	13,730,939
6.00%, 01/15/37	4,168	4,459,046
BP Capital Markets PLC
2.24%, 05/10/19	1,521	1,527,702

Security	Principal (000s)	Value

2.32%, 02/13/20	$20,512	$20,514,496
2.50%, 11/06/22[a]	14,663	14,093,397
2.75%, 05/10/23	24,626	23,821,678
3.06%, 03/17/22[a]	6,940	6,934,819
3.25%, 05/06/22[a]	14,253	14,416,713
3.51%, 03/17/25[a]	20,520	20,578,944
3.54%, 11/04/24[a]	7,238	7,290,451
3.56%, 11/01/21	20,329	21,070,236
3.81%, 02/10/24[a]	17,948	18,461,345
3.99%, 09/26/23[a]	2,940	3,069,231
4.50%, 10/01/20[a]	16,417	17,905,577
4.74%, 03/11/21[a]	20,083	22,150,023
4.75%, 03/10/19	9,957	10,781,294
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	13,615	14,045,292
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	9,957	7,864,220
5.70%, 10/15/19	6,092	6,570,400
6.75%, 11/15/39	16,899	17,635,893
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	29,859	29,689,284
2.19%, 11/15/19 (Call 10/15/19)	2,000	2,017,027
2.36%, 12/05/22 (Call 09/05/22)[a]	9,658	9,378,906
2.42%, 11/17/20 (Call 10/17/20)	5,000	5,026,737
2.43%, 06/24/20 (Call 05/24/20)	19,639	19,850,924
3.19%, 06/24/23 (Call 03/24/23)[a]	21,985	22,437,379
3.33%, 11/17/25 (Call 08/17/25)	4,490	4,559,633
4.95%, 03/03/19	27,759	30,500,218
ConocoPhillips
5.75%, 02/01/19	28,718	31,926,740
6.00%, 01/15/20[a]	13,238	15,060,632
6.50%, 02/01/39	32,564	39,062,576
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	1,740	1,724,980
2.40%, 12/15/22 (Call 09/15/22)	19,625	18,556,481
2.88%, 11/15/21 (Call 09/15/21)	9,100	9,092,807
3.35%, 11/15/24 (Call 08/15/24)[a]	12,861	12,719,357
4.30%, 11/15/44 (Call 05/15/44)[a]	4,635	4,330,495
ConocoPhillips Holding Co.
6.95%, 04/15/29	11,406	14,046,746
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	13,760	11,400,580
4.50%, 04/15/23 (Call 01/15/23)[a]	15,772	13,737,885
5.00%, 09/15/22 (Call 03/15/17)[a]	26,372	23,167,024
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	11,821	11,751,156
3.25%, 05/15/22 (Call 02/15/22)[a]	8,632	8,227,979
4.75%, 05/15/42 (Call 11/15/41)[a]	6,383	5,447,745
5.00%, 06/15/45 (Call 12/15/44)[a]	12,200	10,826,496
5.60%, 07/15/41 (Call 01/15/41)[a]	16,908	15,582,048
7.95%, 04/15/32	9,414	11,239,720
Devon Financing Corp. LLC
7.88%, 09/30/31[a]	11,813	14,021,243
Encana Corp.
6.50%, 08/15/34	8,510	7,639,658
6.50%, 02/01/38	9,300	8,131,039
Ensco PLC
4.70%, 03/15/21[a]	23,110	20,105,700
5.75%, 10/01/44 (Call 04/01/44)	5,385	4,091,822
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	13,052	12,591,870
4.10%, 02/01/21	7,446	7,909,409
5.63%, 06/01/19	10,469	11,636,817

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	$17,895	$17,991,742
1.91%, 03/06/20 (Call 02/06/20)	8,275	8,278,932
2.40%, 03/06/22 (Call 01/06/22)	16,700	16,553,254
2.71%, 03/06/25 (Call 12/06/24)[a]	30,950	30,407,109
3.18%, 03/15/24 (Call 12/15/23)[a]	7,385	7,573,842
3.57%, 03/06/45 (Call 09/06/44)[a]	14,350	13,487,706
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 12/31/15)	1,429	1,157,490
6.88%, 02/15/23 (Call 02/15/18)[a]	6,123	4,969,010
Hess Corp.
5.60%, 02/15/41	15,828	15,477,484
6.00%, 01/15/40	7,633	7,658,259
7.30%, 08/15/31[a]	9,393	10,560,727
8.13%, 02/15/19	4,473	5,143,435
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	14,533	13,730,700
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	12,819	11,578,055
3.85%, 06/01/25 (Call 03/01/25)[a]	9,384	8,397,775
6.60%, 10/01/37	9,756	9,736,553
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,220	10,872,945
4.75%, 09/15/44 (Call 03/15/44)	6,392	5,700,497
5.13%, 03/01/21[a]	13,810	14,924,791
6.50%, 03/01/41 (Call 09/01/40)	4,263	4,602,800
Nexen Energy ULC
5.88%, 03/10/35	7,423	8,208,647
6.40%, 05/15/37	18,110	21,147,864
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,760	10,806,660
5.05%, 11/15/44 (Call 05/15/44)[a]	8,960	8,120,505
5.25%, 11/15/43 (Call 05/15/43)	14,285	12,911,716
6.00%, 03/01/41 (Call 09/01/40)	7,915	7,730,675
8.25%, 03/01/19	6,102	7,013,228
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,906	9,631,340
3.13%, 02/15/22 (Call 11/15/21)	8,738	8,798,795
3.50%, 06/15/25 (Call 03/15/25)[a]	11,000	11,034,435
4.63%, 06/15/45 (Call 12/15/44)[a]	13,155	13,425,646
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	9,870	10,578,828
Petro-Canada
6.80%, 05/15/38	10,281	12,590,815
Phillips 66
4.30%, 04/01/22	12,994	13,635,393
4.65%, 11/15/34 (Call 05/15/34)	13,200	12,950,627
4.88%, 11/15/44 (Call 05/15/44)	23,845	23,404,111
5.88%, 05/01/42	15,065	16,347,935
Pride International Inc.
6.88%, 08/15/20[a]	4,305	4,229,835
Shell International Finance BV
2.13%, 05/11/20	27,222	27,151,560
2.25%, 11/10/20	2,410	2,404,646
2.25%, 01/06/23[a]	25,642	24,545,394
2.38%, 08/21/22[a]	21,001	20,415,931
3.25%, 05/11/25[a]	35,055	34,897,929
3.40%, 08/12/23	6,508	6,642,058
4.13%, 05/11/35	26,978	26,898,159
4.30%, 09/22/19[a]	19,296	20,839,176
4.38%, 03/25/20	10,699	11,603,445
4.38%, 05/11/45	41,435	40,864,589
4.55%, 08/12/43	15,352	15,571,679

Security	Principal (000s)	Value

5.50%, 03/25/40[a]	$10,066	$11,390,995
6.38%, 12/15/38	20,592	25,724,953
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)[a]	8,900	7,924,026
4.10%, 03/15/22 (Call 12/15/21)[a]	18,205	14,191,551
4.95%, 01/23/25 (Call 10/23/24)[a]	8,209	6,736,798
Statoil ASA
2.25%, 11/08/19	10,500	10,563,462
2.45%, 01/17/23	12,603	12,074,854
2.65%, 01/15/24	8,349	8,003,121
2.75%, 11/10/21	1,880	1,874,323
2.90%, 11/08/20[a]	6,377	6,529,424
3.15%, 01/23/22[a]	12,392	12,595,006
3.70%, 03/01/24[a]	8,600	8,871,178
3.95%, 05/15/43	12,257	11,407,806
4.80%, 11/08/43	9,261	9,953,253
5.10%, 08/17/40	7,352	8,049,221
5.25%, 04/15/19	17,098	18,815,506
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	9,009	8,961,176
6.50%, 06/15/38	8,935	10,664,433
6.85%, 06/01/39	10,970	13,536,074
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	16,627	16,264,568
Total Capital International SA
2.10%, 06/19/19[a]	15,750	15,830,035
2.13%, 01/10/19[a]	10,076	10,163,327
2.70%, 01/25/23	6,891	6,760,067
2.75%, 06/19/21[a]	13,850	13,953,838
2.88%, 02/17/22[a]	13,712	13,756,028
3.70%, 01/15/24[a]	14,265	14,745,863
3.75%, 04/10/24[a]	17,606	18,268,633
Total Capital SA
4.45%, 06/24/20	2,806	3,065,222
Valero Energy Corp.
6.13%, 02/01/20[a]	15,499	17,407,553
6.63%, 06/15/37	17,973	19,387,745
7.50%, 04/15/32	8,781	10,315,696
9.38%, 03/15/19	2,564	3,080,224

		1,853,651,488
OIL & GAS SERVICES — 0.81%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	7,713	7,741,437
5.13%, 09/15/40[a]	19,012	19,245,908
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	11,285	11,309,491
3.38%, 11/15/22 (Call 09/15/22)	4,150	4,154,861
3.50%, 08/01/23 (Call 05/01/23)	12,651	12,630,442
3.80%, 11/15/25 (Call 08/15/25)	9,410	9,459,368
4.75%, 08/01/43 (Call 02/01/43)[a]	13,554	13,220,620
4.85%, 11/15/35 (Call 05/15/35)	6,575	6,638,959
5.00%, 11/15/45 (Call 05/15/45)	10,365	10,500,923
6.15%, 09/15/19[a]	11,586	13,132,608
6.70%, 09/15/38	7,595	9,167,360
7.45%, 09/15/39	8,891	11,571,829
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	27,231	24,980,758
3.95%, 12/01/42 (Call 06/01/42)[a]	11,274	8,856,956
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	17,787	18,357,061

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	$7,950	$6,240,750
9.63%, 03/01/19[a]	10,509	10,630,707

		197,840,038
PHARMACEUTICALS — 5.87%
Abbott Laboratories
2.00%, 03/15/20[a]	10,789	10,723,417
2.55%, 03/15/22	13,323	13,267,380
2.95%, 03/15/25 (Call 12/15/24)[a]	15,550	15,323,870
5.13%, 04/01/19	6,735	7,443,547
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)[a]	44,737	44,450,119
2.90%, 11/06/22	38,539	37,612,391
3.20%, 11/06/22 (Call 09/06/22)	22,315	22,190,197
3.60%, 05/14/25 (Call 02/14/25)	35,745	35,308,182
4.40%, 11/06/42[a]	23,337	21,695,704
4.50%, 05/14/35 (Call 11/14/34)[a]	33,490	32,558,680
4.70%, 05/14/45 (Call 11/14/44)	35,920	35,218,439
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	17,095	17,295,970
3.45%, 03/15/22 (Call 01/15/22)	41,845	42,355,467
3.80%, 03/15/25 (Call 12/15/24)	59,134	59,659,471
3.85%, 06/15/24 (Call 03/15/24)	20,450	20,744,288
4.55%, 03/15/35 (Call 09/15/34)	13,860	13,596,351
4.75%, 03/15/45 (Call 09/15/44)[a]	35,915	35,758,536
4.85%, 06/15/44 (Call 12/15/43)	17,815	17,861,558
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	21,008	20,813,434
4.63%, 10/01/42 (Call 04/01/42)	19,364	18,787,927
AstraZeneca PLC
1.95%, 09/18/19[a]	12,427	12,446,052
2.38%, 11/16/20[a]	10,400	10,381,921
3.38%, 11/16/25	14,000	14,001,988
4.00%, 09/18/42[a]	11,712	11,153,616
4.38%, 11/16/45	8,110	8,131,969
6.45%, 09/15/37	25,910	33,181,800
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	10,630	10,559,660
3.60%, 06/23/22 (Call 04/23/22)[b]	815	816,452
4.00%, 06/23/25 (Call 03/23/25)[b]	18,225	18,055,832
5.25%, 06/23/45 (Call 12/23/44)[b]	12,940	12,962,095
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	10,088	9,791,360
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	11,230	11,135,635
3.70%, 03/01/45 (Call 09/01/44)[a]	10,313	9,620,836
Express Scripts Holding Co.
2.25%, 06/15/19[a]	15,431	15,354,987
3.50%, 06/15/24 (Call 03/15/24)	11,127	11,092,724
3.90%, 02/15/22	8,552	8,851,904
4.75%, 11/15/21[a]	21,236	22,896,267
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	14,604	14,566,563
6.38%, 05/15/38	34,534	44,293,857
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	19,020	19,153,140
Johnson & Johnson
3.38%, 12/05/23[a]	4,161	4,447,693
4.38%, 12/05/33 (Call 06/05/33)	10,400	11,456,852
5.95%, 08/15/37	9,074	11,770,037
McKesson Corp.
2.28%, 03/15/19	16,782	16,858,506

Security	Principal (000s)	Value

3.80%, 03/15/24 (Call 12/15/23)[a]	$4,081	$4,134,983
4.88%, 03/15/44 (Call 09/15/43)[a]	11,604	11,637,776
Merck & Co. Inc.
1.85%, 02/10/20[a]	14,785	14,696,008
2.35%, 02/10/22	10,385	10,217,194
2.40%, 09/15/22 (Call 06/15/22)[a]	10,646	10,484,096
2.75%, 02/10/25 (Call 11/10/24)[a]	32,888	32,066,145
2.80%, 05/18/23[a]	34,362	34,319,642
3.70%, 02/10/45 (Call 08/10/44)[a]	16,112	14,880,782
3.88%, 01/15/21 (Call 10/15/20)[a]	10,379	11,157,544
4.15%, 05/18/43	21,121	20,967,841
Merck Sharp & Dohme Corp.
5.00%, 06/30/19[a]	10,107	11,171,338
Novartis Capital Corp.
2.40%, 09/21/22	3,465	3,412,952
3.00%, 11/20/25	20,000	19,917,614
3.40%, 05/06/24[a]	33,025	34,222,245
4.00%, 11/20/45 (Call 05/20/45)	21,000	20,767,190
4.40%, 04/24/20	7,282	7,997,293
4.40%, 05/06/44	20,383	21,369,988
Novartis Securities Investment Ltd.
5.13%, 02/10/19	45,336	49,944,962
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	3,000	2,952,530
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)[a]	3,721	3,597,108
Pfizer Inc.
2.10%, 05/15/19[a]	19,470	19,649,032
3.00%, 06/15/23[a]	10,633	10,666,628
3.40%, 05/15/24[a]	14,025	14,272,226
4.30%, 06/15/43[a]	10,575	10,434,638
6.20%, 03/15/19	43,823	49,687,907
7.20%, 03/15/39	30,353	41,492,903
Sanofi
4.00%, 03/29/21	20,951	22,428,190
Wyeth LLC
5.95%, 04/01/37	14,920	17,794,271
6.50%, 02/01/34	8,194	10,211,100
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	24,485	23,332,922
4.70%, 02/01/43 (Call 08/01/42)[a]	12,500	10,875,669

		1,436,407,391
PIPELINES — 2.81%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[a,b]	8,500	8,435,063
4.50%, 06/01/25 (Call 03/01/25)[b]	4,511	4,269,982
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	12,844	11,198,818
4.05%, 03/15/25 (Call 12/15/24)[a]	12,835	11,008,993
4.15%, 10/01/20 (Call 08/01/20)[a]	15,000	14,560,698
4.65%, 06/01/21 (Call 03/01/21)	7,913	7,672,438
4.75%, 01/15/26 (Call 10/15/25)	8,950	7,976,985
5.15%, 03/15/45 (Call 09/15/44)[a]	18,075	13,611,807
5.20%, 02/01/22 (Call 11/01/21)	9,225	9,001,444
6.13%, 12/15/45 (Call 06/15/45)	15,200	12,980,505
6.50%, 02/01/42 (Call 08/01/41)	3,610	3,189,564
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	10,050	9,918,990
3.35%, 03/15/23 (Call 12/15/22)[a]	18,077	17,263,186
3.70%, 02/15/26 (Call 11/15/25)[a]	6,920	6,459,947
3.75%, 02/15/25 (Call 11/15/24)[a]	16,130	15,265,216

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.90%, 02/15/24 (Call 11/15/23)	$6,395	$6,212,849
4.45%, 02/15/43 (Call 08/15/42)	8,088	6,721,057
4.85%, 08/15/42 (Call 02/15/42)	9,497	8,408,794
4.85%, 03/15/44 (Call 09/15/43)	16,240	14,414,595
4.90%, 05/15/46 (Call 11/15/45)[a]	15,520	13,718,738
5.10%, 02/15/45 (Call 08/15/44)	15,621	14,207,161
5.20%, 09/01/20[a]	13,143	14,252,359
5.95%, 02/01/41	9,210	9,239,401
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	10,792	9,922,823
3.50%, 03/01/21 (Call 01/01/21)[a]	11,071	9,893,488
3.95%, 09/01/22 (Call 06/01/22)[a]	33,451	29,170,319
5.50%, 03/01/44 (Call 09/01/43)	11,160	8,356,399
6.95%, 01/15/38[a]	13,669	12,409,254
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	18,050	16,532,970
4.30%, 06/01/25 (Call 03/01/25)[a]	19,800	16,755,037
5.05%, 02/15/46 (Call 08/15/45)[a]	9,050	6,501,393
5.30%, 12/01/34 (Call 06/01/34)	6,354	4,896,197
5.55%, 06/01/45 (Call 12/01/44)[a]	17,825	13,669,549
7.75%, 01/15/32[a]	9,069	8,794,368
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	14,201	12,123,798
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	7,300	6,329,849
3.65%, 06/01/22 (Call 03/01/22)[a]	12,911	11,870,351
4.65%, 10/15/25 (Call 07/15/25)[a]	16,650	15,542,775
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	13,700	13,762,643
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,145	14,271,693
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	13,060	10,121,952
TransCanada PipeLines Ltd.
2.50%, 08/01/22	15,649	14,676,451
3.80%, 10/01/20	6,038	6,344,469
4.63%, 03/01/34 (Call 12/01/33)	12,314	11,676,630
6.10%, 06/01/40	5,299	5,807,964
6.20%, 10/15/37	11,895	13,157,125
7.13%, 01/15/19	8,197	9,351,977
7.63%, 01/15/39[a]	17,371	22,336,679
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	11,985	9,602,981
4.55%, 06/24/24 (Call 03/24/24)[a]	16,220	13,340,950
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	28,806	24,558,325
3.60%, 03/15/22 (Call 01/15/22)	29,350	25,534,500
3.90%, 01/15/25 (Call 10/15/24)	8,500	6,897,616
4.00%, 09/15/25 (Call 06/15/25)[a]	2,415	1,970,318
4.30%, 03/04/24 (Call 12/04/23)	10,170	8,805,737
5.10%, 09/15/45 (Call 03/15/45)	5,245	3,778,655
5.25%, 03/15/20[a]	21,368	21,805,177
6.30%, 04/15/40	13,408	11,451,572
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	5,000	4,396,387
4.88%, 03/15/24 (Call 03/15/19)	12,975	11,349,772
6.13%, 07/15/22 (Call 01/15/17)[a]	100	99,278

		687,856,011

Security	Principal (000s)	Value

REAL ESTATE — 0.01%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	$1,525	$1,525,951

		1,525,951
REAL ESTATE INVESTMENT TRUSTS — 0.83%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	4,825	4,792,388
3.40%, 02/15/19	5,909	6,066,491
3.50%, 01/31/23	16,946	16,538,554
4.00%, 06/01/25 (Call 03/01/25)[a]	5,575	5,526,951
4.70%, 03/15/22	2,100	2,208,424
5.00%, 02/15/24	14,210	15,106,162
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	10,683	10,988,068
4.13%, 05/15/21 (Call 02/15/21)	6,601	6,986,292
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	9,275	9,385,820
4.63%, 12/15/21 (Call 09/15/21)	19,124	20,811,043
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	13,926	13,738,546
3.88%, 08/15/24 (Call 05/17/24)[a]	11,000	10,698,636
4.25%, 11/15/23 (Call 08/15/23)	3,575	3,592,292
5.38%, 02/01/21 (Call 11/03/20)[a]	21,350	23,415,978
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)[a]	15,004	15,095,607
4.38%, 03/01/21 (Call 12/01/20)[a]	10,759	11,711,814
5.65%, 02/01/20 (Call 11/01/19)	8,221	9,240,119
Weyerhaeuser Co.
7.38%, 03/15/32	13,134	16,204,400

		202,107,585
RETAIL — 4.21%
Costco Wholesale Corp.
1.70%, 12/15/19[a]	20,113	20,005,804
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	13,472	13,617,021
2.25%, 08/12/19 (Call 07/12/19)	10,682	10,707,454
2.75%, 12/01/22 (Call 09/01/22)	11,231	10,951,348
2.80%, 07/20/20 (Call 06/20/20)[a]	30,000	30,453,468
3.50%, 07/20/22 (Call 05/20/22)	19,895	20,433,450
3.88%, 07/20/25 (Call 04/20/25)[a]	37,421	38,315,807
4.00%, 12/05/23 (Call 09/05/23)	9,193	9,662,462
4.88%, 07/20/35 (Call 01/20/35)	26,850	28,050,837
5.13%, 07/20/45 (Call 01/20/45)	37,400	40,017,922
5.30%, 12/05/43 (Call 06/05/43)	12,800	13,934,024
6.13%, 09/15/39	3,045	3,613,636
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	7,903	7,992,495
2.63%, 06/01/22 (Call 05/01/22)	12,039	12,042,827
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,304,493
3.35%, 09/15/25 (Call 06/15/25)[a]	950	968,773
3.75%, 02/15/24 (Call 11/15/23)[a]	14,004	14,888,151
4.20%, 04/01/43 (Call 10/01/42)	14,128	14,172,157
4.25%, 04/01/46 (Call 10/01/45)[a]	12,600	12,827,623
4.40%, 04/01/21 (Call 01/01/21)	16,018	17,710,012
4.40%, 03/15/45 (Call 09/15/44)[a]	15,415	16,029,485
4.88%, 02/15/44 (Call 08/15/43)	10,310	11,366,122
5.88%, 12/16/36	32,932	40,410,633
5.95%, 04/01/41 (Call 10/01/40)	18,302	22,898,130

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Lowe's Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	$15,374	$15,777,079
3.38%, 09/15/25 (Call 06/15/25)	7,985	8,085,900
4.38%, 09/15/45 (Call 03/15/45)[a]	10,000	10,221,034
4.65%, 04/15/42 (Call 10/15/41)[a]	4,106	4,292,884
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,490	6,952,468
McDonald's Corp.
2.63%, 01/15/22	6,443	6,299,980
6.30%, 10/15/37	8,512	9,949,831
6.30%, 03/01/38	16,409	19,181,000
Target Corp.
2.30%, 06/26/19[a]	7,544	7,672,290
2.90%, 01/15/22	13,514	13,764,846
3.50%, 07/01/24[a]	11,500	11,930,768
3.88%, 07/15/20	16,171	17,423,072
4.00%, 07/01/42[a]	22,793	22,064,684
6.50%, 10/15/37[a]	14,364	18,659,158
7.00%, 01/15/38	4,093	5,581,400
Wal-Mart Stores Inc.
1.95%, 12/15/18[a]	10,217	10,376,834
2.55%, 04/11/23 (Call 01/11/23)[a]	23,152	22,841,522
3.25%, 10/25/20[a]	12,888	13,624,472
3.30%, 04/22/24 (Call 01/22/24)[a]	19,791	20,407,135
3.63%, 07/08/20[a]	13,929	14,960,334
4.00%, 04/11/43 (Call 10/11/42)[a]	14,365	13,883,524
4.25%, 04/15/21[a]	18,219	20,150,316
4.30%, 04/22/44 (Call 10/22/43)[a]	15,223	15,455,779
4.75%, 10/02/43 (Call 04/02/43)	18,012	19,491,173
4.88%, 07/08/40	7,434	8,054,518
5.00%, 10/25/40	10,688	11,824,085
5.25%, 09/01/35[a]	29,826	34,091,431
5.63%, 04/01/40	19,475	23,159,105
5.63%, 04/15/41	14,033	16,754,333
5.88%, 04/05/27	5,929	7,268,623
6.20%, 04/15/38	19,037	24,101,143
6.50%, 08/15/37	29,433	38,319,753
7.55%, 02/15/30	16,792	23,721,266
Walgreen Co.
3.10%, 09/15/22[a]	17,509	16,922,732
5.25%, 01/15/19	3,998	4,309,220
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	10,175	10,217,408
3.30%, 11/18/21 (Call 09/18/21)[a]	25,850	25,747,034
3.80%, 11/18/24 (Call 08/18/24)[a]	17,975	17,662,195
4.80%, 11/18/44 (Call 05/18/44)	18,065	16,470,675

		1,030,045,138
SEMICONDUCTORS — 1.12%
Applied Materials Inc.
4.30%, 06/15/21	19	20,361
Intel Corp.
2.45%, 07/29/20[a]	24,090	24,394,160
2.70%, 12/15/22[a]	23,847	23,725,256
3.10%, 07/29/22	5,715	5,851,525
3.30%, 10/01/21[a]	22,128	23,124,198
3.70%, 07/29/25 (Call 04/29/25)[a]	32,100	33,355,200
4.00%, 12/15/32	12,474	12,244,960
4.25%, 12/15/42[a]	10,033	9,704,846
4.80%, 10/01/41[a]	11,579	12,130,282
4.90%, 07/29/45 (Call 01/29/45)	21,754	22,855,518

Security	Principal (000s)	Value

QUALCOMM Inc.
2.25%, 05/20/20[a]	$24,014	$23,635,991
3.00%, 05/20/22[a]	26,289	25,495,148
3.45%, 05/20/25 (Call 02/20/25)[a]	26,783	25,361,616
4.65%, 05/20/35 (Call 11/20/34)	9,800	8,634,978
4.80%, 05/20/45 (Call 11/20/44)	19,435	16,164,224
Texas Instruments Inc.
1.65%, 08/03/19	7,770	7,683,763

		274,382,026
SOFTWARE — 3.04%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)[a]	10,050	9,654,225
3.63%, 10/15/20 (Call 09/15/20)	11,500	11,665,754
5.00%, 10/15/25 (Call 07/15/25)	21,000	21,701,049
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,100	5,086,985
3.85%, 06/01/25 (Call 03/01/25)	8,000	8,053,973
Microsoft Corp.
1.63%, 12/06/18	7,741	7,792,085
1.85%, 02/12/20 (Call 01/12/20)[a]	20,128	20,157,991
2.00%, 11/03/20 (Call 10/03/20)	8,965	8,981,358
2.13%, 11/15/22[a]	14,127	13,733,700
2.38%, 02/12/22 (Call 01/12/22)	28,270	28,137,646
2.38%, 05/01/23 (Call 02/01/23)[a]	12,390	12,140,396
2.65%, 11/03/22 (Call 09/03/22)	10,000	10,021,735
2.70%, 02/12/25 (Call 11/12/24)[a]	30,530	29,928,416
3.00%, 10/01/20[a]	12,588	13,168,435
3.13%, 11/03/25 (Call 08/03/25)	7,795	7,841,383
3.50%, 02/12/35 (Call 08/12/34)[a]	17,632	16,242,486
3.50%, 11/15/42[a]	10,742	9,573,198
3.63%, 12/15/23 (Call 09/15/23)[a]	16,502	17,488,417
3.75%, 02/12/45 (Call 08/12/44)[a]	23,010	21,061,649
4.00%, 02/12/55 (Call 08/12/54)	15,675	13,908,261
4.20%, 06/01/19	7,933	8,623,250
4.20%, 11/03/35 (Call 05/03/35)	10,000	10,099,022
4.45%, 11/03/45 (Call 05/03/45)[a]	16,430	16,852,231
4.50%, 10/01/40	11,450	11,799,184
4.75%, 11/03/55 (Call 05/03/55)	15,000	15,171,012
5.20%, 06/01/39	9,694	10,950,426
5.30%, 02/08/41	12,744	14,656,436
Oracle Corp.
2.25%, 10/08/19[a]	33,511	33,945,423
2.38%, 01/15/19	10,460	10,655,483
2.50%, 05/15/22 (Call 03/15/22)	41,950	41,462,621
2.50%, 10/15/22	18,695	18,329,851
2.80%, 07/08/21	19,852	20,143,459
2.95%, 05/15/25 (Call 02/15/25)[a]	22,890	22,349,187
3.40%, 07/08/24 (Call 04/08/24)[a]	33,033	33,667,789
3.63%, 07/15/23	12,743	13,277,912
3.88%, 07/15/20	4,874	5,228,714
3.90%, 05/15/35 (Call 11/15/34)[a]	12,260	11,649,301
4.13%, 05/15/45 (Call 11/15/44)[a]	15,461	14,680,966
4.30%, 07/08/34 (Call 01/08/34)	24,541	24,581,350
4.38%, 05/15/55 (Call 11/15/54)	13,838	12,853,958
4.50%, 07/08/44 (Call 01/08/44)[a]	18,887	19,004,099
5.00%, 07/08/19	23,804	26,291,275
5.38%, 07/15/40	27,360	30,427,472
6.13%, 07/08/39	16,660	20,155,565
6.50%, 04/15/38	7,589	9,547,926

		742,743,054

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 7.49%
AT&T Corp.
8.25%, 11/15/31	$11,544	$15,455,026
AT&T Inc.
2.30%, 03/11/19	10,015	10,084,393
2.38%, 11/27/18[a]	4,000	4,046,084
2.45%, 06/30/20 (Call 05/30/20)[a]	33,895	33,570,727
2.63%, 12/01/22 (Call 09/01/22)[a]	33,987	32,579,208
3.00%, 02/15/22	25,165	24,882,805
3.00%, 06/30/22 (Call 04/30/22)	32,490	32,193,162
3.40%, 05/15/25 (Call 02/15/25)[a]	68,034	65,958,017
3.88%, 08/15/21	16,453	17,162,884
3.90%, 03/11/24 (Call 12/11/23)[a]	16,325	16,720,791
4.30%, 12/15/42 (Call 06/15/42)	14,305	12,445,652
4.35%, 06/15/45 (Call 12/15/44)	38,299	33,348,992
4.45%, 05/15/21[a]	13,955	14,969,057
4.50%, 05/15/35 (Call 11/15/34)	28,244	26,511,914
4.75%, 05/15/46 (Call 11/15/45)[a]	44,519	41,654,861
4.80%, 06/15/44 (Call 12/15/43)[a]	30,750	28,795,865
5.35%, 09/01/40	42,445	42,339,910
5.55%, 08/15/41[a]	11,147	11,432,654
5.80%, 02/15/19	23,775	26,417,689
6.30%, 01/15/38	19,390	21,560,059
6.50%, 09/01/37	8,750	9,898,193
6.55%, 02/15/39	18,525	21,179,616
British Telecommunications PLC
2.35%, 02/14/19	11,370	11,396,854
9.63%, 12/15/30	24,106	35,533,514
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	6,807	6,687,581
Cisco Systems Inc.
2.13%, 03/01/19[a]	23,165	23,490,941
2.45%, 06/15/20	19,910	20,207,346
3.50%, 06/15/25[a]	3,990	4,127,821
3.63%, 03/04/24[a]	13,131	13,772,959
4.45%, 01/15/20	26,210	28,650,473
4.95%, 02/15/19	20,141	22,126,880
5.50%, 01/15/40	20,583	24,110,266
5.90%, 02/15/39	26,575	32,496,380
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	4,461	5,010,715
8.75%, 06/15/30	39,871	55,917,889
GTE Corp.
6.94%, 04/15/28	2,224	2,665,223
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	9,493	13,211,119
Orange SA
2.75%, 02/06/19	24,819	25,308,143
4.13%, 09/14/21[a]	13,724	14,602,512
5.38%, 07/08/19[a]	6,051	6,695,982
5.38%, 01/13/42	12,527	13,640,585
5.50%, 02/06/44 (Call 08/06/43)[a]	5,044	5,607,791
9.00%, 03/01/31	29,228	42,266,544
Qwest Corp.
6.75%, 12/01/21[a]	7,701	8,054,380
6.88%, 09/15/33 (Call 12/31/15)[a]	13,949	13,617,296
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	7,539	7,842,250
5.00%, 03/15/44 (Call 09/15/43)	11,240	11,422,340
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	12,350	12,983,456
5.13%, 04/27/20	11,064	12,101,679

Security	Principal (000s)	Value

5.46%, 02/16/21[a]	$12,688	$14,217,880
5.88%, 07/15/19	15,561	17,236,853
7.05%, 06/20/36[a]	23,185	28,108,492
Telefonica Europe BV
8.25%, 09/15/30	18,628	24,367,102
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	22,856	21,883,516
2.63%, 02/21/20[a]	14,528	14,657,264
3.00%, 11/01/21 (Call 09/01/21)	3,279	3,282,890
3.45%, 03/15/21	11,000	11,313,196
3.50%, 11/01/21[a]	28,962	29,707,931
3.50%, 11/01/24 (Call 08/01/24)[a]	38,000	38,055,434
3.85%, 11/01/42 (Call 05/01/42)	10,700	8,961,294
4.15%, 03/15/24 (Call 12/15/23)	12,289	12,898,563
4.27%, 01/15/36[a]	21,500	19,791,694
4.40%, 11/01/34 (Call 05/01/34)	30,394	28,700,218
4.50%, 09/15/20[a]	40,426	43,957,725
4.60%, 04/01/21[a]	9,349	10,101,744
4.75%, 11/01/41	14,050	13,334,578
4.86%, 08/21/46[a]	43,802	42,381,545
5.01%, 08/21/54	60,240	56,202,878
5.05%, 03/15/34 (Call 12/15/33)	20,602	20,819,796
5.15%, 09/15/23[a]	80,370	89,704,413
5.85%, 09/15/35	16,925	18,532,604
6.00%, 04/01/41	5,993	6,671,175
6.25%, 04/01/37	9,082	10,362,975
6.35%, 04/01/19	12,335	13,984,821
6.40%, 09/15/33[a]	24,101	27,875,190
6.40%, 02/15/38	12,762	14,721,240
6.55%, 09/15/43[a]	57,193	68,637,582
6.90%, 04/15/38	4,295	5,260,458
7.75%, 12/01/30[a]	12,872	17,127,468
Vodafone Group PLC
2.50%, 09/26/22	15,730	14,812,993
2.95%, 02/19/23[a]	24,410	23,306,065
4.38%, 02/19/43	11,743	9,882,330
5.45%, 06/10/19	14,650	16,165,749
6.15%, 02/27/37	18,358	18,870,291

		1,832,652,425
TRANSPORTATION — 0.83%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	2,400	2,320,112
3.85%, 09/01/23 (Call 06/01/23)[a]	10,824	11,259,396
4.15%, 04/01/45 (Call 10/01/44)	17,915	16,633,309
4.45%, 03/15/43 (Call 09/15/42)	5,046	4,874,712
4.55%, 09/01/44 (Call 03/01/44)	12,579	12,269,656
4.70%, 10/01/19	6,397	6,954,568
4.90%, 04/01/44 (Call 10/01/43)	10,620	10,962,903
5.75%, 05/01/40 (Call 11/01/39)	8,397	9,602,585
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	5,488	5,601,667
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	14,400	13,232,100
FedEx Corp.
4.00%, 01/15/24[a]	8,889	9,271,226
4.75%, 11/15/45 (Call 05/15/45)	14,260	14,059,954
5.10%, 01/15/44[a]	14,480	15,134,716
8.00%, 01/15/19	1,835	2,153,161
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	6,518	7,086,300
United Parcel Service Inc.

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

2.45%, 10/01/22[a]	$13,146	$13,070,278
3.13%, 01/15/21[a]	16,661	17,371,433
5.13%, 04/01/19	11,821	13,111,904
6.20%, 01/15/38	14,455	18,633,576

		203,603,556
WATER — 0.01%
American Water Capital Corp.
6.59%, 10/15/37	2,585	3,374,361

		3,374,361

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,530,905,736)		24,147,727,466

SHORT-TERM INVESTMENTS — 10.48%

MONEY MARKET FUNDS — 10.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	2,218,721	2,218,720,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	191,470	191,470,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	152,158	152,157,641

		2,562,348,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,562,348,607)		2,562,348,607

TOTAL INVESTMENTS IN SECURITIES — 109.19%
(Cost: $27,093,254,343)		26,710,076,073
Other Assets, Less Liabilities — (9.19)%		(2,246,996,679)

NET ASSETS — 100.00%		$24,463,079,394

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

212

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.82%

ADVERTISING — 0.17%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$699,513
3.75%, 02/15/23	1,126	1,102,316
4.00%, 03/15/22	595	599,941
4.20%, 04/15/24	800	797,216
Omnicom Group Inc.
3.63%, 05/01/22	1,492	1,507,806
4.45%, 08/15/20	965	1,032,273
6.25%, 07/15/19	1,000	1,127,012
WPP Finance 2010
3.63%, 09/07/22	1,900	1,921,074
3.75%, 09/19/24	1,000	999,272
4.75%, 11/21/21	250	268,725

		10,055,148
AEROSPACE & DEFENSE — 0.81%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	575	596,416
4.70%, 10/27/19	1,515	1,670,595
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	675	661,649
2.50%, 03/01/25 (Call 12/01/24)	555	535,807
2.60%, 10/30/25 (Call 07/30/25)	145	140,551
2.85%, 10/30/24 (Call 07/30/24)	1,650	1,642,351
4.88%, 02/15/20	997	1,112,662
6.00%, 03/15/19	400	453,330
8.75%, 08/15/21	420	554,667
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	2,146	2,151,365
Exelis Inc.
5.55%, 10/01/21	700	772,937
General Dynamics Corp.
1.00%, 11/15/17	615	612,082
2.25%, 11/15/22 (Call 08/15/22)	1,000	962,425
3.88%, 07/15/21 (Call 04/15/21)[b]	527	558,443
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,422,932
3.95%, 05/28/24 (Call 02/28/24)	1,560	1,481,026
4.75%, 07/15/20	1,842	1,915,042
4.95%, 02/15/21 (Call 11/15/20)	688	715,377
5.20%, 10/15/19	860	909,114
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	725	697,574
3.10%, 01/15/23	135	135,427
3.35%, 09/15/21	1,146	1,172,938
3.55%, 01/15/26 (Call 10/15/25)	295	296,476
4.25%, 11/15/19	822	882,094
Northrop Grumman Corp.
1.75%, 06/01/18	1,825	1,816,262
3.25%, 08/01/23	1,423	1,423,032
3.50%, 03/15/21	1,500	1,550,841
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,088	3,021,571
3.15%, 12/15/24 (Call 09/15/24)	570	572,220

Security	Principal (000s)	Value

4.40%, 02/15/20	$1,100	$1,195,038
6.40%, 12/15/18	760	859,862
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	700	707,863
3.70%, 12/15/23 (Call 09/15/23)	650	673,659
5.25%, 07/15/19	350	376,511
United Technologies Corp.
1.78%, 05/04/18[c]	500	497,067
1.80%, 06/01/17	2,084	2,099,234
3.10%, 06/01/22	4,540	4,628,769
4.50%, 04/15/20	378	415,612
5.38%, 12/15/17[b]	112	120,903
6.13%, 02/01/19	6,460	7,247,000
8.75%, 03/01/21	100	128,543

		49,387,267
AGRICULTURE — 0.96%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,841	3,848,248
2.85%, 08/09/22	3,750	3,673,816
2.95%, 05/02/23	850	829,496
4.00%, 01/31/24[b]	2,500	2,602,575
4.75%, 05/05/21	1,550	1,688,523
9.25%, 08/06/19	626	768,566
9.70%, 11/10/18	500	602,627
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,837	2,000,094
5.45%, 03/15/18	765	826,829
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	895	896,797
8.50%, 06/15/19[b]	1,540	1,801,144
Bunge N.A. Finance LP
5.90%, 04/01/17	250	261,957
Lowe's Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	249,531
Philip Morris International Inc.
1.13%, 08/21/17	5,329	5,309,868
1.25%, 08/11/17[b]	530	530,562
1.63%, 03/20/17	1,600	1,608,003
1.88%, 01/15/19	1,200	1,200,703
2.63%, 03/06/23	2,250	2,202,559
2.90%, 11/15/21	205	206,617
3.25%, 11/10/24[b]	2,465	2,484,194
3.38%, 08/11/25 (Call 05/11/25)[b]	2,000	2,028,446
3.60%, 11/15/23[b]	597	620,066
4.13%, 05/17/21[b]	1,750	1,879,928
4.50%, 03/26/20	746	812,923
5.65%, 05/16/18	879	964,986
Reynolds American Inc.
2.30%, 06/12/18	3,000	3,034,916
3.25%, 06/12/20	1,285	1,314,646
3.25%, 11/01/22	1,400	1,389,751
3.75%, 05/20/23 (Call 02/20/23)[a]	1,650	1,661,550
3.75%, 05/20/23 (Call 02/20/23)	250	252,313
4.00%, 06/12/22	1,500	1,554,185
4.45%, 06/12/25 (Call 03/12/25)	3,960	4,141,138
4.85%, 09/15/23	750	808,431
6.75%, 06/15/17	522	562,397
6.88%, 05/01/20[a,b]	1,077	1,248,138
8.13%, 06/23/19[a,b]	1,947	2,295,633

		58,162,156

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

AIRLINES — 0.19%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	$272	$289,614
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,603	2,759,698
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	307	323,357
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	103	104,957
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,395	1,603,892
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[b]	802	860,571
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	900	946,801
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	21	22,936
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	953,441
5.13%, 03/01/17	200	208,848
5.75%, 12/15/16	901	940,451
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,398	1,565,628
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	789	836,064

		11,416,258
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,094	1,059,719
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	1,000	996,445
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	480	504,891
5.95%, 11/01/17	725	780,618

		3,341,673
AUTO MANUFACTURERS — 1.42%
American Honda Finance Corp.
0.95%, 05/05/17	346	344,115
1.50%, 03/13/18	2,875	2,863,616
1.55%, 12/11/17	4,100	4,097,036
2.13%, 10/10/18	1,756	1,770,485
2.15%, 03/13/20[b]	150	148,750
2.25%, 08/15/19	1,500	1,505,009
2.45%, 09/24/20	1,500	1,499,612
Ford Motor Co.
6.50%, 08/01/18[b]	1,500	1,644,536
Ford Motor Credit Co. LLC
2.46%, 03/27/20[b]	4,800	4,671,516
2.55%, 10/05/18[b]	2,000	1,993,102

Security	Principal (000s)	Value

3.16%, 08/04/20	$1,500	$1,498,124
4.13%, 08/04/25	1,000	1,001,913
General Motors Co.
3.50%, 10/02/18	2,700	2,730,702
4.00%, 04/01/25[b]	1,750	1,678,764
General Motors Financial Co. Inc.
3.10%, 01/15/19	555	554,559
3.15%, 01/15/20 (Call 12/15/19)	3,779	3,734,924
3.25%, 05/15/18	3,450	3,480,255
3.45%, 04/10/22 (Call 02/10/22)	3,175	3,052,001
3.70%, 11/24/20 (Call 10/24/20)	1,610	1,614,653
4.00%, 01/15/25 (Call 10/15/24)	3,800	3,648,174
4.30%, 07/13/25 (Call 04/13/25)	1,000	980,718
4.38%, 09/25/21	4,000	4,075,846
4.75%, 08/15/17	5,000	5,179,189
PACCAR Financial Corp.
1.40%, 11/17/17	1,000	996,415
1.40%, 05/18/18	100	99,094
1.45%, 03/09/18	1,525	1,517,297
2.50%, 08/14/20	1,100	1,099,720
Toyota Motor Credit Corp.
1.13%, 05/16/17[b]	3,500	3,497,912
1.25%, 10/05/17	1,575	1,572,525
1.38%, 01/10/18[b]	788	787,146
1.45%, 01/12/18[b]	3,825	3,826,797
1.55%, 07/13/18	4,000	3,997,206
1.75%, 05/22/17	1,183	1,193,588
2.05%, 01/12/17	1,797	1,813,116
2.10%, 01/17/19	600	605,348
2.15%, 03/12/20[b]	3,150	3,149,270
2.63%, 01/10/23	3,950	3,888,301
3.30%, 01/12/22[b]	912	944,236
3.40%, 09/15/21	2,507	2,606,494
4.25%, 01/11/21	1,000	1,083,188
Series B
4.50%, 06/17/20	146	160,078

		86,605,330
AUTO PARTS & EQUIPMENT — 0.15%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[b]	395	378,381
4.63%, 09/15/20	700	748,576
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,286,341
5.00%, 02/15/23 (Call 02/15/18)	900	945,000
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,012,512
3.63%, 07/02/24 (Call 04/02/24)	460	442,074
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,265,843
4.25%, 03/01/21	900	938,424
5.00%, 03/30/20	400	429,631
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)[b]	475	464,934
4.15%, 10/01/25 (Call 07/01/25)[b]	1,050	1,060,808

		8,972,524
BANKS — 24.83%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	1,462	1,456,236
1.65%, 09/29/17[b]	1,750	1,748,848
2.00%, 08/24/18[b]	1,503	1,505,085

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.38%, 03/16/20	$1,700	$1,702,709
3.05%, 08/23/18	1,000	1,028,335
4.00%, 03/13/24	2,800	2,926,618
AgriBank FCB Series AI
9.13%, 07/15/19	2,000	2,440,067
American Express Bank FSB
6.00%, 09/13/17	810	868,878
American Express Centurion Bank
5.95%, 06/12/17	500	531,683
6.00%, 09/13/17[b]	1,250	1,340,861
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[b]	6,605	6,600,300
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	3,000	2,998,795
1.25%, 06/13/17	112	111,854
1.45%, 05/15/18	500	494,897
1.50%, 01/16/18[b]	3,000	2,982,718
1.88%, 10/06/17	2,250	2,265,861
2.25%, 06/13/19	2,320	2,327,424
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	2,000	1,997,674
Banco do Brasil SA/Cayman
3.88%, 01/23/17	2,000	2,012,500
3.88%, 10/10/22	2,000	1,700,000
Bancolombia SA
5.95%, 06/03/21[b]	1,600	1,688,000
Bank of America Corp.
1.70%, 08/25/17	7,500	7,504,236
2.00%, 01/11/18	4,300	4,312,625
2.60%, 01/15/19	3,200	3,233,993
2.63%, 10/19/20	1,000	994,972
2.65%, 04/01/19	3,798	3,839,703
3.30%, 01/11/23	12,500	12,468,890
3.88%, 03/22/17	3,911	4,019,691
3.88%, 08/01/25	1,000	1,022,308
4.00%, 04/01/24[b]	10,200	10,521,350
4.00%, 01/22/25	2,500	2,477,380
4.10%, 07/24/23	2,000	2,088,130
4.13%, 01/22/24	4,000	4,164,341
4.20%, 08/26/24	7,900	7,957,544
5.00%, 05/13/21	740	812,510
5.42%, 03/15/17[b]	2,950	3,080,104
5.49%, 03/15/19	3,300	3,624,302
5.63%, 10/14/16	940	975,863
5.63%, 07/01/20	380	426,120
5.65%, 05/01/18	6,895	7,472,587
5.70%, 05/02/17	1,110	1,167,714
5.70%, 01/24/22	2,240	2,561,004
5.75%, 12/01/17	3,070	3,297,975
5.88%, 01/05/21	2,495	2,840,898
6.00%, 09/01/17	1,500	1,607,025
6.40%, 08/28/17	4,586	4,944,617
6.50%, 07/15/18	3,787	4,200,913
6.88%, 04/25/18	2,944	3,274,406
6.88%, 11/15/18	2,807	3,169,540
7.63%, 06/01/19	1,435	1,682,351
Series L
1.95%, 05/12/18[b]	1,750	1,747,200
2.25%, 04/21/20	4,885	4,809,394
3.95%, 04/21/25	1,235	1,216,928
Bank of America N.A.
1.25%, 02/14/17	2,500	2,498,908

Security	Principal (000s)	Value

1.65%, 03/26/18	$7,500	$7,473,283
5.30%, 03/15/17	5,875	6,131,321
6.10%, 06/15/17	3,850	4,099,132
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	2,500	2,496,547
1.40%, 09/11/17[b]	1,050	1,048,409
1.40%, 04/10/18[b]	1,000	989,036
1.45%, 04/09/18 (Call 03/09/18)	4,581	4,536,086
1.80%, 07/31/18[b]	2,339	2,331,292
2.38%, 01/25/19 (Call 12/25/18)	520	525,687
2.50%, 01/11/17	1,695	1,715,730
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	231	229,530
1.97%, 06/20/17[c]	500	504,844
2.10%, 08/01/18 (Call 07/02/18)[b]	850	856,903
2.10%, 01/15/19 (Call 12/15/18)	600	603,254
2.20%, 05/15/19 (Call 04/15/19)	3,250	3,265,250
2.30%, 09/11/19 (Call 08/11/19)	945	949,153
2.45%, 11/27/20	745	745,850
2.60%, 08/17/20 (Call 07/17/20)	785	791,991
3.00%, 02/24/25 (Call 01/24/25)[b]	415	407,772
3.25%, 09/11/24 (Call 08/11/24)	400	400,920
3.40%, 05/15/24 (Call 04/15/24)	5,738	5,855,924
3.55%, 09/23/21 (Call 08/23/21)	475	496,150
3.65%, 02/04/24 (Call 01/05/24)	1,500	1,556,540
4.15%, 02/01/21[b]	750	809,408
4.60%, 01/15/20	690	749,356
5.45%, 05/15/19	900	1,000,127
5.50%, 12/01/17	2,090	2,246,109
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,100	1,094,012
Bank of Nova Scotia (The)
1.10%, 12/13/16	1,500	1,500,978
1.25%, 04/11/17	1,500	1,497,649
1.30%, 07/21/17[b]	3,300	3,290,067
1.38%, 12/18/17 (Call 11/18/17)	100	99,476
1.45%, 04/25/18[b]	6,513	6,463,122
1.70%, 06/11/18 (Call 05/11/18)	2,500	2,486,050
2.05%, 10/30/18	250	250,159
2.05%, 06/05/19	1,000	998,135
2.55%, 01/12/17	2,906	2,941,613
2.80%, 07/21/21	1,350	1,356,616
4.38%, 01/13/21[b]	1,634	1,763,505
Barclays Bank PLC
2.50%, 02/20/19	2,550	2,579,536
3.75%, 05/15/24	6,100	6,224,503
5.00%, 09/22/16	1,163	1,199,505
5.13%, 01/08/20[b]	1,595	1,766,761
5.14%, 10/14/20	2,876	3,158,911
6.75%, 05/22/19[b]	1,244	1,431,214
Barclays PLC
2.75%, 11/08/19	3,550	3,555,845
2.88%, 06/08/20[b]	5,100	5,110,654
3.65%, 03/16/25	1,440	1,395,785
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)[b]	1,700	1,689,963
1.60%, 08/15/17 (Call 07/14/17)	2,250	2,255,869
2.05%, 06/19/18 (Call 05/15/18)	500	502,066
2.15%, 03/22/17 (Call 02/22/17)	2,201	2,219,999
2.25%, 02/01/19 (Call 01/02/19)[b]	1,508	1,516,726
2.45%, 01/15/20 (Call 12/15/19)	1,200	1,204,347
2.63%, 06/29/20 (Call 05/29/20)	725	730,203
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,292,806
4.90%, 06/30/17	200	209,596
5.25%, 11/01/19	1,100	1,201,195

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

BNP Paribas SA
1.25%, 12/12/16	$600	$599,471
1.38%, 03/17/17	330	328,059
2.38%, 09/14/17	5,523	5,584,707
2.38%, 05/21/20	7,030	6,982,596
2.40%, 12/12/18	500	503,982
2.45%, 03/17/19	350	352,701
2.70%, 08/20/18	2,460	2,500,268
3.25%, 03/03/23	2,563	2,571,284
4.25%, 10/15/24	1,500	1,494,536
5.00%, 01/15/21	1,980	2,195,899
BNY Mellon N.A.
5.45%, 04/01/16	170	172,689
BPCE SA
2.25%, 01/27/20	2,000	1,991,677
2.50%, 12/10/18[b]	4,000	4,055,214
2.50%, 07/15/19	3,500	3,529,578
4.00%, 04/15/24[b]	2,225	2,310,101
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	3,996,577
2.30%, 10/15/18 (Call 09/15/18)	1,000	1,009,530
3.63%, 09/16/25 (Call 08/16/25)	2,500	2,521,530
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,594	1,583,413
3.20%, 02/05/25 (Call 01/05/25)	1,040	1,002,229
3.50%, 06/15/23	1,200	1,198,470
3.75%, 04/24/24 (Call 03/24/24)	380	382,993
4.20%, 10/29/25 (Call 09/29/25)	1,690	1,681,921
4.75%, 07/15/21	1,330	1,438,437
6.75%, 09/15/17	883	954,904
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)[b]	4,000	3,963,037
1.65%, 02/05/18 (Call 01/05/18)	3,250	3,217,137
2.35%, 08/17/18 (Call 07/17/18)[b]	940	940,538
2.40%, 09/05/19 (Call 08/05/19)	2,500	2,468,415
2.95%, 07/23/21 (Call 06/23/21)	2,000	1,983,980
Citigroup Inc.
1.35%, 03/10/17[b]	3,500	3,487,823
1.70%, 04/27/18	7,023	6,982,359
1.75%, 05/01/18	2,731	2,718,334
1.80%, 02/05/18	13,180	13,169,472
2.15%, 07/30/18	7,500	7,519,811
2.40%, 02/18/20[b]	6,835	6,806,249
2.50%, 09/26/18[b]	604	610,619
2.50%, 07/29/19	2,200	2,211,065
2.55%, 04/08/19[b]	2,550	2,575,742
2.65%, 10/26/20	2,500	2,490,237
3.30%, 04/27/25[b]	4,735	4,663,578
3.50%, 05/15/23[b]	5,101	5,022,169
3.88%, 10/25/23	1,000	1,035,502
3.88%, 03/26/25	400	390,970
4.00%, 08/05/24	2,450	2,442,910
4.05%, 07/30/22	1,575	1,622,323
4.40%, 06/10/25[b]	4,750	4,824,184
4.50%, 01/14/22	1,735	1,872,484
5.50%, 02/15/17	4,075	4,249,584
5.50%, 09/13/25	1,000	1,095,007
6.00%, 08/15/17[b]	1,920	2,055,921
6.13%, 11/21/17	1,769	1,914,202
6.13%, 05/15/18	1,704	1,867,415

Security	Principal (000s)	Value

Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	$500	$493,308
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	1,500	1,509,402
City National Corp./CA
5.25%, 09/15/20	650	727,519
Comerica Bank
2.50%, 06/02/20	250	248,888
4.00%, 07/27/25	1,000	1,014,443
5.20%, 08/22/17	3,050	3,220,653
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	2,750	2,742,619
1.63%, 03/12/18	3,000	2,989,817
1.90%, 09/18/17	4,200	4,226,940
2.25%, 03/13/19	2,000	2,002,783
2.30%, 09/06/19	2,000	1,992,427
2.40%, 11/02/20	3,315	3,282,212
2.50%, 09/20/18	1,000	1,016,915
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	3,500	3,474,015
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,170,847
6.40%, 10/01/17	320	341,225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	4,750	4,770,589
3.38%, 01/19/17	6,617	6,773,448
3.88%, 02/08/22	735	772,346
3.95%, 11/09/22	5,750	5,795,341
4.38%, 08/04/25	1,245	1,267,149
4.50%, 01/11/21	1,010	1,098,473
4.63%, 12/01/23[b]	3,300	3,424,169
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[b]	500	499,691
3.38%, 05/21/25	1,750	1,739,566
CorpBanca SA
3.88%, 09/22/19[a]	2,800	2,821,000
Credit Suisse AG/New York NY
1.38%, 05/26/17	750	747,134
1.70%, 04/27/18[b]	7,000	6,946,453
1.75%, 01/29/18	5,000	4,976,042
2.30%, 05/28/19	3,500	3,516,938
3.00%, 10/29/21	3,080	3,087,360
3.63%, 09/09/24	5,781	5,817,884
4.38%, 08/05/20	2,620	2,834,875
5.30%, 08/13/19	1,058	1,169,714
5.40%, 01/14/20	1,135	1,251,101
6.00%, 02/15/18[b]	2,733	2,938,296
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a,b]	4,005	3,987,878
3.75%, 03/26/25[a,b]	1,775	1,734,032
3.80%, 09/15/22[a]	3,065	3,083,346
Deutsche Bank AG
2.95%, 08/20/20[b]	1,700	1,703,281
Deutsche Bank AG/London
1.35%, 05/30/17	850	844,545
1.40%, 02/13/17	1,692	1,682,269
1.88%, 02/13/18	7,687	7,661,873
2.50%, 02/13/19[b]	2,450	2,453,302
3.70%, 05/30/24[b]	1,930	1,937,102
6.00%, 09/01/17	1,354	1,449,393

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	$1,000	$1,000,556
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,217,225
3.20%, 08/09/21 (Call 07/09/21)	500	494,715
4.20%, 08/08/23	5,000	5,176,118
7.00%, 04/15/20	1,250	1,431,036
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	850	845,884
2.88%, 07/27/20 (Call 06/27/20)	1,800	1,801,489
3.50%, 03/15/22 (Call 02/15/22)	1,300	1,320,360
4.30%, 01/16/24 (Call 12/16/23)	1,000	1,033,003
4.50%, 06/01/18	1,180	1,246,342
5.45%, 01/15/17	950	988,479
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	880	881,631
2.38%, 04/25/19 (Call 03/25/19)	2,650	2,651,647
2.88%, 10/01/21 (Call 09/01/21)	1,500	1,489,574
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)[b]	2,320	2,305,893
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	992,340
FirstMerit Corp.
4.35%, 02/04/23	250	253,540
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	6,893	6,986,426
2.55%, 10/23/19	6,850	6,894,166
2.60%, 04/23/20 (Call 03/23/20)[b]	10,210	10,240,915
2.63%, 01/31/19	6,250	6,348,813
2.75%, 09/15/20 (Call 08/15/20)[b]	415	416,357
2.90%, 07/19/18	3,931	4,030,723
3.50%, 01/23/25 (Call 10/23/24)	6,250	6,197,027
3.63%, 01/22/23	4,300	4,404,880
3.75%, 05/22/25 (Call 02/22/25)[b]	4,385	4,440,045
3.85%, 07/08/24 (Call 04/08/24)	5,549	5,676,819
4.00%, 03/03/24	4,950	5,122,597
4.25%, 10/21/25	1,940	1,943,154
5.25%, 07/27/21	2,600	2,897,062
5.38%, 03/15/20	1,330	1,477,369
5.63%, 01/15/17	4,198	4,366,591
5.75%, 10/01/16	1,031	1,071,244
5.75%, 01/24/22	2,850	3,262,906
5.95%, 01/18/18	2,770	3,007,506
6.00%, 06/15/20	1,550	1,765,304
6.15%, 04/01/18	7,456	8,165,405
6.25%, 09/01/17	2,083	2,246,183
7.50%, 02/15/19	3,330	3,855,793
HSBC Bank PLC
7.65%, 05/01/25	500	636,617
HSBC Bank USA N.A.
4.88%, 08/24/20	4,100	4,473,303
HSBC Holdings PLC
4.00%, 03/30/22	2,311	2,416,211
4.25%, 03/14/24	6,175	6,230,875
4.88%, 01/14/22	1,450	1,596,723
5.10%, 04/05/21[b]	4,358	4,850,950
HSBC USA Inc.
1.50%, 11/13/17	120	119,802
1.63%, 01/16/18	3,600	3,592,337
1.70%, 03/05/18[b]	2,800	2,792,123
2.00%, 08/07/18	2,095	2,093,498
2.25%, 06/23/19[b]	2,000	1,992,829
2.35%, 03/05/20	2,500	2,479,351
2.38%, 11/13/19	2,500	2,501,827
2.75%, 08/07/20[b]	2,000	2,009,999
3.50%, 06/23/24	1,500	1,508,902
5.00%, 09/27/20[b]	2,750	3,020,331

Security	Principal (000s)	Value

Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	$1,325	$1,333,018
7.00%, 12/15/20[b]	235	273,807
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	650	644,945
2.00%, 06/30/18	1,500	1,493,356
2.20%, 04/01/19 (Call 03/01/19)	3,000	2,978,433
2.40%, 04/01/20 (Call 03/01/20)[b]	2,500	2,463,901
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	2,500	2,557,382
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	501,304
3.88%, 01/16/18	1,700	1,754,213
3.88%, 01/15/19[b]	1,500	1,556,719
5.25%, 01/12/24[b]	3,475	3,768,473
JPMorgan Chase & Co.
1.35%, 02/15/17	5,400	5,381,583
1.63%, 05/15/18	4,557	4,529,537
1.80%, 01/25/18	5,692	5,697,078
2.00%, 08/15/17	2,362	2,378,357
2.20%, 10/22/19	6,000	5,976,537
2.25%, 01/23/20 (Call 12/23/19)	7,250	7,185,919
2.35%, 01/28/19[b]	4,400	4,435,356
2.55%, 10/29/20 (Call 09/29/20)	5,000	4,975,835
2.75%, 06/23/20 (Call 05/23/20)	2,700	2,727,819
3.13%, 01/23/25 (Call 10/23/24)[b]	4,750	4,633,608
3.20%, 01/25/23	9,344	9,362,018
3.25%, 09/23/22	2,000	2,018,329
3.38%, 05/01/23	3,050	3,007,719
3.63%, 05/13/24	3,500	3,570,477
3.88%, 02/01/24[b]	6,600	6,869,877
3.88%, 09/10/24	3,550	3,564,483
3.90%, 07/15/25 (Call 04/15/25)[b]	1,500	1,551,327
4.25%, 10/15/20	2,010	2,147,938
4.35%, 08/15/21	2,050	2,196,798
4.40%, 07/22/20	4,950	5,317,936
4.50%, 01/24/22	6,200	6,718,602
4.63%, 05/10/21	1,300	1,411,752
4.95%, 03/25/20	2,050	2,244,089
6.00%, 01/15/18	3,180	3,451,439
6.13%, 06/27/17	3,460	3,681,633
6.30%, 04/23/19	2,400	2,715,428
Series H
1.70%, 03/01/18 (Call 02/01/18)	6,750	6,735,540
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	8,311	8,936,500
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,000	994,138
1.70%, 06/01/18	2,750	2,726,850
2.25%, 03/16/20	1,405	1,387,642
2.50%, 12/15/19	625	626,063
3.18%, 10/15/27	2,500	2,475,605
3.30%, 06/01/25[b]	1,000	990,398
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,400	1,396,851
5.10%, 03/24/21	1,099	1,203,882
KfW
0.63%, 12/15/16	5,000	4,988,325
0.75%, 03/17/17[b]	13,400	13,370,616
0.88%, 12/15/17	9,800	9,750,412
1.00%, 01/26/18	10,000	9,965,227
1.00%, 06/11/18[b]	4,900	4,866,135
1.13%, 08/06/18	12,250	12,187,570
1.13%, 11/16/18	5,000	4,962,588

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.25%, 02/15/17	$5,200	$5,221,974
1.50%, 04/20/20	9,400	9,307,695
1.75%, 10/15/19	6,000	6,026,989
1.88%, 04/01/19	7,000	7,083,863
1.88%, 06/30/20	7,750	7,782,634
2.00%, 05/02/25[b]	10,400	10,066,284
2.13%, 01/17/23	8,850	8,809,932
2.38%, 08/25/21[b]	3,050	3,111,794
2.50%, 11/20/24	5,300	5,362,854
2.63%, 01/25/22	4,750	4,908,573
2.75%, 09/08/20	1,850	1,928,691
2.75%, 10/01/20	7,400	7,717,072
4.00%, 01/27/20	5,298	5,782,265
4.50%, 07/16/18[b]	1,747	1,890,524
4.88%, 01/17/17	5,150	5,380,505
4.88%, 06/17/19	2,690	2,995,914
Series G
4.38%, 03/15/18	2,850	3,052,874
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,475,368
2.50%, 03/11/20	1,500	1,508,144
3.00%, 09/14/22[b]	3,000	3,014,740
3.50%, 08/22/17	2,930	3,019,922
3.75%, 01/22/24	500	523,241
3.88%, 05/04/17	450	463,548
4.63%, 11/16/21	3,000	3,306,236
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	6,300	6,269,696
1.38%, 10/23/19[b]	3,000	2,970,230
1.88%, 09/17/18	2,000	2,029,217
2.00%, 01/13/25[b]	7,000	6,787,446
2.25%, 10/01/21[b]	500	505,911
2.38%, 09/13/17	2,000	2,046,453
5.00%, 11/08/16	2,330	2,417,433
5.13%, 02/01/17	850	891,550
Lloyds Bank PLC
1.75%, 03/16/18	2,000	1,996,533
2.00%, 08/17/18	2,500	2,504,760
2.35%, 09/05/19[b]	500	501,689
2.40%, 03/17/20	3,750	3,741,523
3.50%, 05/14/25	3,000	3,012,159
4.20%, 03/28/17	1,034	1,066,515
6.38%, 01/21/21[b]	2,717	3,206,533
Lloyds Banking Group PLC
4.50%, 11/04/24[b]	610	619,432
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	4,250	4,200,541
2.25%, 07/25/19 (Call 06/25/19)	1,910	1,898,341
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,453,244
5.63%, 12/01/21 (Call 12/01/16)[d]	2,500	2,475,000
6.63%, 12/04/17	1,000	1,089,227
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,276,746
Morgan Stanley
1.88%, 01/05/18	861	863,072
2.13%, 04/25/18	4,385	4,410,355
2.38%, 07/23/19	3,861	3,867,607
2.50%, 01/24/19	2,500	2,529,859
2.65%, 01/27/20[b]	5,060	5,090,619
2.80%, 06/16/20[b]	4,250	4,285,189
3.70%, 10/23/24	6,300	6,386,159
3.75%, 02/25/23	2,600	2,688,323
4.00%, 07/23/25[b]	3,800	3,935,582

Security	Principal (000s)	Value

4.10%, 05/22/23	$1,300	$1,327,774
4.75%, 03/22/17	7,931	8,238,677
4.88%, 11/01/22	6,000	6,464,832
5.45%, 01/09/17	2,115	2,201,787
5.50%, 01/26/20	1,450	1,614,139
5.50%, 07/24/20	3,800	4,257,165
5.50%, 07/28/21	4,020	4,538,079
5.63%, 09/23/19	1,833	2,043,078
5.75%, 01/25/21	6,330	7,201,506
5.95%, 12/28/17	1,100	1,190,525
6.25%, 08/28/17	1,714	1,846,105
6.63%, 04/01/18	11,224	12,407,477
7.30%, 05/13/19	3,650	4,238,022
Series F
3.88%, 04/29/24	1,500	1,547,355
5.55%, 04/27/17	3,300	3,477,733
MUFG Union Bank N.A.
2.13%, 06/16/17	4,850	4,882,229
2.25%, 05/06/19 (Call 04/06/19)	3,500	3,493,796
2.63%, 09/26/18 (Call 08/26/18)	1,750	1,775,361
National Australia Bank Ltd./New York
1.88%, 07/23/18	4,500	4,499,712
2.63%, 07/23/20[b]	1,000	1,001,708
2.75%, 03/09/17	4,950	5,028,483
3.00%, 01/20/23[b]	2,500	2,488,927
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,250	3,232,373
National City Bank of Indiana
4.25%, 07/01/18	220	230,550
National City Corp.
6.88%, 05/15/19	970	1,103,588
Northern Trust Corp.
2.38%, 08/02/22	25	24,628
3.38%, 08/23/21	2,075	2,148,214
3.45%, 11/04/20	715	746,102
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	747,247
1.13%, 05/29/18[b]	3,000	2,986,503
1.38%, 02/10/20[b]	2,350	2,312,819
1.50%, 10/21/20	6,250	6,129,987
2.38%, 10/01/21	2,500	2,536,306
5.00%, 04/25/17	2,300	2,428,590
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[e]	1,000	997,011
1.50%, 02/23/18 (Call 01/24/18)[e]	1,000	995,483
2.20%, 01/28/19 (Call 12/29/18)[e]	500	502,888
2.25%, 07/02/19 (Call 06/02/19)[e]	500	500,413
2.30%, 06/01/20 (Call 05/02/20)[b,e]	4,250	4,222,034
2.70%, 11/01/22 (Call 10/01/22)[e]	1,500	1,459,301
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,944,842
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,545,853
4.88%, 09/21/17[e]	340	357,015
5.25%, 01/15/17[e]	290	301,435
6.00%, 12/07/17[e]	4,750	5,110,347
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,365,092
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,020,025
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,914,557
4.38%, 08/11/20[e]	4,992	5,414,305
5.13%, 02/08/20[e]	1,391	1,530,836
5.63%, 02/01/17[e]	1,750	1,828,212

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	$2,500	$2,499,482
7.50%, 05/15/18	1,500	1,678,397
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	500	497,654
Royal Bank of Canada
1.20%, 01/23/17	2,473	2,471,414
1.40%, 10/13/17	2,000	1,991,335
1.50%, 01/16/18	3,400	3,394,521
1.80%, 07/30/18	2,200	2,195,590
2.15%, 03/15/19[b]	5,300	5,324,214
2.15%, 03/06/20[b]	750	748,308
2.20%, 07/27/18	525	529,365
2.35%, 10/30/20	2,500	2,485,559
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,493,892
6.40%, 10/21/19	2,233	2,496,118
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	1,645	1,872,518
6.13%, 01/11/21	1,370	1,606,469
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	2,000	1,984,926
8.75%, 05/30/18	250	283,516
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,205	1,177,845
Santander Issuances SAU
5.18%, 11/19/25	2,000	2,006,103
Santander UK Group Holdings PLC
2.88%, 10/16/20	635	634,978
Societe Generale SA
2.63%, 10/01/18	2,500	2,534,010
2.75%, 10/12/17	1,750	1,777,533
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,089,460
State Street Corp.
2.55%, 08/18/20	4,120	4,146,332
3.10%, 05/15/23	800	788,492
3.70%, 11/20/23	2,350	2,445,628
4.38%, 03/07/21	2,972	3,229,167
4.96%, 03/15/18	1,000	1,053,650
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	4,500	4,450,747
1.75%, 01/16/18	2,500	2,488,220
1.80%, 07/18/17	700	698,470
2.45%, 01/16/20	5,000	4,979,429
2.45%, 10/20/20	1,000	990,634
2.65%, 07/23/20[b]	2,500	2,506,987
3.20%, 07/18/22	1,250	1,253,741
3.40%, 07/11/24	3,250	3,252,515
3.95%, 01/10/24	3,550	3,702,810
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,494,443
2.75%, 05/01/23 (Call 04/01/23)	1,000	962,833
7.25%, 03/15/18	700	773,862
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	200,015
2.50%, 05/01/19 (Call 04/01/19)	638	640,126
3.50%, 01/20/17 (Call 12/20/16)	850	866,016
6.00%, 09/11/17	850	908,964
SVB Financial Group
3.50%, 01/29/25	750	714,828
5.38%, 09/15/20	150	165,455
Svenska Handelsbanken AB
1.63%, 03/21/18	250	249,142

Security	Principal (000s)	Value

2.40%, 10/01/20	$2,250	$2,239,236
2.50%, 01/25/19[b]	3,750	3,789,104
2.88%, 04/04/17	2,914	2,973,395
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,600	1,595,258
1.40%, 04/30/18	3,119	3,080,388
1.63%, 03/13/18	3,900	3,878,085
1.75%, 07/23/18	3,250	3,226,893
2.25%, 11/05/19	3,700	3,706,155
2.63%, 09/10/18	385	391,174
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,634	4,656,859
1.95%, 11/15/18 (Call 10/15/18)[b]	500	501,712
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,511,728
2.95%, 07/15/22 (Call 06/15/22)	3,663	3,647,807
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,184,851
3.70%, 01/30/24 (Call 12/29/23)	2,400	2,525,107
4.13%, 05/24/21 (Call 04/23/21)	2,151	2,316,783
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,015,736
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	1,000	995,205
1.38%, 09/11/17 (Call 08/11/17)	615	614,337
2.13%, 10/28/19 (Call 09/28/19)	3,185	3,180,182
2.80%, 01/27/25 (Call 12/27/24)	1,000	974,722
UBS AG/Stamford CT
1.38%, 06/01/17	2,500	2,484,848
1.80%, 03/26/18	5,870	5,833,284
2.35%, 03/26/20	3,500	3,499,180
2.38%, 08/14/19	4,000	4,016,847
4.88%, 08/04/20	4,640	5,122,063
5.75%, 04/25/18	1,115	1,209,001
5.88%, 12/20/17	1,775	1,913,147
7.38%, 06/15/17[b]	120	129,180
Series 10
5.88%, 07/15/16[b]	1,318	1,356,264
Wachovia Corp.
5.75%, 06/15/17	2,289	2,438,012
5.75%, 02/01/18	980	1,062,367
Wells Fargo & Co.
1.40%, 09/08/17	692	691,558
1.50%, 01/16/18[b]	3,539	3,531,090
2.10%, 05/08/17	2,900	2,932,631
2.13%, 04/22/19	4,000	4,009,046
2.60%, 07/22/20[b]	2,500	2,521,212
2.63%, 12/15/16	3,500	3,555,476
3.00%, 01/22/21	1,650	1,681,114
3.00%, 02/19/25	3,045	2,951,755
3.30%, 09/09/24[b]	4,500	4,489,912
3.50%, 03/08/22	1,780	1,849,137
3.55%, 09/29/25	3,600	3,632,889
4.13%, 08/15/23	600	624,318
4.48%, 01/16/24	2,051	2,159,473
4.60%, 04/01/21	6,392	6,989,497
5.63%, 12/11/17	2,174	2,346,247
Series M
3.45%, 02/13/23	4,135	4,142,915
Series N
2.15%, 01/30/20	14,620	14,553,155
Wells Fargo Bank N.A.
5.60%, 03/15/16	100	101,433
6.00%, 11/15/17	2,279	2,470,531

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Westpac Banking Corp.
1.20%, 05/19/17	$2,550	$2,543,123
1.50%, 12/01/17	2,500	2,495,770
1.55%, 05/25/18	2,400	2,366,664
1.60%, 01/12/18[b]	1,321	1,317,520
2.00%, 08/14/17	2,426	2,442,773
2.25%, 07/30/18[b]	1,550	1,564,930
2.25%, 01/17/19[b]	1,100	1,104,780
2.30%, 05/26/20[b]	1,950	1,944,603
2.60%, 11/23/20	3,500	3,508,878
4.63%, 06/01/18	580	608,580
4.88%, 11/19/19	1,020	1,115,561

		1,511,044,733
BEVERAGES — 1.82%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[b]	1,220	1,321,132
5.50%, 01/15/18	3,930	4,222,215
5.60%, 03/01/17	250	262,524
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	3,000	2,991,032
1.25%, 01/17/18	2,200	2,174,516
2.15%, 02/01/19[b]	2,597	2,604,467
2.63%, 01/17/23	5,300	5,090,896
3.70%, 02/01/24[b]	4,175	4,278,739
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,827	1,821,414
2.50%, 07/15/22	1,000	963,191
4.38%, 02/15/21[b]	795	860,227
5.00%, 04/15/20	548	601,881
5.38%, 01/15/20	1,805	2,006,611
6.88%, 11/15/19	1,250	1,449,344
7.75%, 01/15/19	2,088	2,423,016
Beam Suntory Inc.
1.75%, 06/15/18	500	491,710
1.88%, 05/15/17	600	598,617
3.25%, 05/15/22 (Call 02/15/22)	975	951,682
Bottling Group LLC
5.13%, 01/15/19	2,733	3,006,297
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	1,000	1,009,014
Coca-Cola Co. (The)
0.88%, 10/27/17	330	328,626
1.15%, 04/01/18[b]	600	598,112
1.65%, 03/14/18	1,536	1,549,200
1.65%, 11/01/18	650	655,609
1.88%, 10/27/20	1,500	1,492,985
2.45%, 11/01/20[b]	2,700	2,755,922
2.50%, 04/01/23[b]	4,500	4,470,279
2.88%, 10/27/25	2,080	2,042,189
3.15%, 11/15/20	2,204	2,319,234
3.20%, 11/01/23	2,188	2,267,181
3.30%, 09/01/21[b]	1,085	1,140,986
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	700	709,278
3.50%, 09/15/20	1,250	1,291,457
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,802,008
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,300	3,304,524
Diageo Capital PLC
1.13%, 04/29/18[b]	875	859,553
1.50%, 05/11/17	2,290	2,293,705
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,093,420

Security	Principal (000s)	Value

4.83%, 07/15/20[b]	$475	$520,683
5.75%, 10/23/17[b]	1,053	1,133,459
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,385,082
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,050	1,029,329
2.60%, 01/15/19	180	182,402
2.70%, 11/15/22 (Call 08/15/22)[b]	1,000	967,864
3.20%, 11/15/21 (Call 08/15/21)	630	633,106
3.40%, 11/15/25 (Call 08/15/25)[b]	700	690,132
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,302,048
3.50%, 05/01/22[b]	500	505,175
PepsiAmericas Inc.
5.00%, 05/15/17	180	189,822
PepsiCo Inc.
0.95%, 02/22/17	3,226	3,216,746
1.25%, 08/13/17	2,600	2,604,516
1.25%, 04/30/18[b]	675	672,489
1.85%, 04/30/20 (Call 03/30/20)[b]	1,000	989,701
2.15%, 10/14/20 (Call 09/14/20)	1,750	1,745,531
2.25%, 01/07/19 (Call 12/07/18)	1,000	1,014,471
2.75%, 03/05/22[b]	2,546	2,567,992
2.75%, 03/01/23	2,100	2,094,576
2.75%, 04/30/25 (Call 01/30/25)	1,000	972,457
3.00%, 08/25/21	2,065	2,119,189
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,538,155
3.13%, 11/01/20	500	519,886
3.50%, 07/17/25 (Call 04/17/25)[b]	1,500	1,547,363
3.60%, 03/01/24 (Call 12/01/23)[b]	1,038	1,085,065
4.50%, 01/15/20	1,896	2,074,329
5.00%, 06/01/18	815	885,215
7.90%, 11/01/18	2,045	2,399,318
Series 1
1.00%, 10/13/17	940	936,084

		110,624,978
BIOTECHNOLOGY — 1.14%
Amgen Inc.
1.25%, 05/22/17	3,100	3,088,000
2.13%, 05/15/17	1,884	1,900,442
2.13%, 05/01/20 (Call 04/01/20)	1,350	1,331,429
2.20%, 05/22/19 (Call 04/22/19)	3,113	3,112,474
2.70%, 05/01/22 (Call 03/01/22)	2,420	2,364,199
3.13%, 05/01/25 (Call 02/01/25)[b]	2,250	2,139,383
3.63%, 05/22/24 (Call 02/22/24)	1,806	1,809,328
3.88%, 11/15/21 (Call 08/15/21)	520	546,345
4.10%, 06/15/21 (Call 03/15/21)[b]	3,188	3,386,402
4.50%, 03/15/20[b]	1,025	1,103,289
5.70%, 02/01/19	618	684,086
5.85%, 06/01/17	602	639,621
6.15%, 06/01/18	1,500	1,648,858
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	250	268,434
Biogen Inc.
2.90%, 09/15/20	3,705	3,712,263
4.05%, 09/15/25 (Call 06/15/25)	4,160	4,186,407
6.88%, 03/01/18	700	772,121
Celgene Corp.
1.90%, 08/15/17	1,700	1,708,066
2.13%, 08/15/18	4,000	4,011,250
2.25%, 05/15/19	1,700	1,696,883

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.88%, 08/15/20	$1,000	$1,004,342
3.25%, 08/15/22	3,150	3,136,884
3.55%, 08/15/22	2,400	2,428,700
3.63%, 05/15/24 (Call 02/15/24)	500	494,813
3.88%, 08/15/25 (Call 05/15/25)	2,250	2,241,922
3.95%, 10/15/20	800	839,548
4.00%, 08/15/23	500	514,377
Gilead Sciences Inc.
1.85%, 09/04/18	225	226,588
2.05%, 04/01/19	2,100	2,108,389
2.35%, 02/01/20	3,743	3,761,415
2.55%, 09/01/20	1,000	1,006,891
3.05%, 12/01/16	395	402,694
3.25%, 09/01/22 (Call 07/01/22)	2,505	2,534,862
3.50%, 02/01/25 (Call 11/01/24)[b]	4,500	4,527,707
3.70%, 04/01/24 (Call 01/01/24)	2,150	2,207,615
4.40%, 12/01/21 (Call 09/01/21)	924	1,003,306
4.50%, 04/01/21 (Call 01/01/21)	674	735,774

		69,285,107
BUILDING MATERIALS — 0.08%
CRH America Inc.
5.75%, 01/15/21	1,800	2,019,231
8.13%, 07/15/18	450	514,122
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	272,990
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	895	895,587
4.20%, 12/01/24 (Call 09/01/24)	900	877,647
6.50%, 12/01/16	72	75,377

		4,654,954
CHEMICALS — 1.62%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,300	1,255,666
3.38%, 03/15/25 (Call 12/15/24)[b]	1,085	999,396
3.50%, 06/01/23 (Call 03/01/23)	1,050	1,014,999
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	892,292
2.75%, 02/03/23	1,000	985,908
3.00%, 11/03/21[b]	868	873,370
3.35%, 07/31/24 (Call 04/30/24)	600	603,537
4.38%, 08/21/19	250	268,532
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,300	1,262,443
3.65%, 07/15/24 (Call 04/15/24)	725	723,955
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,000	969,347
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,043,528
Braskem Finance Ltd.
6.45%, 02/03/24[b]	1,250	1,148,438
Cabot Corp.
3.70%, 07/15/22	750	740,466
CF Industries Inc.
6.88%, 05/01/18	1,900	2,078,378
7.13%, 05/01/20	1,075	1,230,527
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,226,125
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,958,178
3.50%, 10/01/24 (Call 07/01/24)[b]	2,094	2,038,068

Security	Principal (000s)	Value

4.13%, 11/15/21 (Call 08/15/21)	$1,684	$1,768,688
4.25%, 11/15/20 (Call 08/15/20)	1,029	1,095,059
5.70%, 05/15/18	1,210	1,309,256
8.55%, 05/15/19	2,307	2,757,350
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,409,552
2.70%, 01/15/20 (Call 12/15/19)	2,770	2,760,805
3.60%, 08/15/22 (Call 05/15/22)[b]	2,362	2,374,273
4.50%, 01/15/21 (Call 10/15/20)	350	371,103
Ecolab Inc.
1.45%, 12/08/17	1,450	1,439,514
2.25%, 01/12/20	2,050	2,031,218
3.00%, 12/08/16	1,582	1,610,986
4.35%, 12/08/21	512	547,320
EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]	5,388	5,116,650
3.63%, 01/15/21[b]	500	519,416
4.25%, 04/01/21[b]	725	770,240
4.63%, 01/15/20	645	695,587
5.75%, 03/15/19	550	609,101
6.00%, 07/15/18	2,221	2,440,382
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	689,828
4.10%, 02/01/24 (Call 11/01/23)[b]	1,000	978,264
Lubrizol Corp.
8.88%, 02/01/19	791	950,121
LYB International Finance BV
4.00%, 07/15/23	3,470	3,515,610
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,450	3,693,005
5.75%, 04/15/24 (Call 01/15/24)	1,600	1,797,355
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[b]	1,000	891,259
5.25%, 03/01/22	790	776,770
Monsanto Co.
2.13%, 07/15/19	1,802	1,782,701
2.20%, 07/15/22 (Call 04/15/22)	750	687,805
2.75%, 07/15/21[b]	1,600	1,577,349
2.85%, 04/15/25 (Call 01/15/25)[b]	1,120	1,026,793
3.38%, 07/15/24 (Call 04/15/24)	830	794,258
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,340	1,341,029
4.25%, 11/15/23 (Call 08/15/23)[b]	1,000	1,003,335
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[b]	1,750	1,625,209
3.25%, 12/01/17	1,100	1,127,779
3.63%, 03/15/24 (Call 12/15/23)	1,225	1,208,179
4.88%, 03/30/20	105	114,023
6.50%, 05/15/19	931	1,053,360
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	500	491,520
3.60%, 11/15/20	550	561,132
Praxair Inc.
1.25%, 11/07/18	1,050	1,032,765
2.20%, 08/15/22 (Call 05/15/22)	11	10,521
2.25%, 09/24/20	900	894,477
2.45%, 02/15/22 (Call 11/15/21)	613	598,815
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,684,713
2.70%, 02/21/23 (Call 11/21/22)	2,900	2,849,511
3.00%, 09/01/21[b]	1,000	1,006,536
4.05%, 03/15/21	550	589,002
4.50%, 08/15/19	777	842,971
5.20%, 03/15/17	450	471,720

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Rohm & Haas Co.
6.00%, 09/15/17	$3,071	$3,282,537
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[b]	1,200	1,151,841
6.13%, 10/15/19	1,030	1,131,949
Sherwin-Williams Co. (The)
1.35%, 12/15/17	523	517,932
3.45%, 08/01/25 (Call 05/01/25)	250	254,042
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 12/18/15)	1,050	1,123,500
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,738,260
7.25%, 06/15/19	400	453,999
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	392,602

		98,654,030
COMMERCIAL SERVICES — 0.57%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[b]	880	886,850
3.38%, 09/15/25 (Call 06/15/25)	1,515	1,550,522
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	1,000	1,003,817
5.50%, 11/01/22 (Call 05/01/22)[b]	1,300	1,371,762
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	348,333
Catholic Health Initiatives
1.60%, 11/01/17	1,850	1,835,237
2.95%, 11/01/22	327	318,599
Cornell University
5.45%, 02/01/19	325	360,759
Emory University
5.63%, 09/01/19	180	203,417
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,278,370
MasterCard Inc.
2.00%, 04/01/19	1,279	1,282,467
3.38%, 04/01/24[b]	1,269	1,292,620
McGraw Hill Financial Inc.
2.50%, 08/15/18[a]	560	563,982
3.30%, 08/14/20 (Call 07/14/20)[a,b]	645	652,854
4.00%, 06/15/25 (Call 03/15/25)[a]	1,000	981,371
5.90%, 11/15/17	1,225	1,307,965
Moody's Corp.
4.88%, 02/15/24 (Call 11/15/23)[b]	2,600	2,768,405
5.50%, 09/01/20	800	883,958
Princeton University
Series A
4.95%, 03/01/19	808	886,488
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	625	627,012
3.75%, 08/15/21 (Call 06/15/21)	745	749,615
4.25%, 08/15/24 (Call 05/15/24)	3,500	3,494,958
Total System Services Inc.
2.38%, 06/01/18	1,600	1,588,385
Trustees of Dartmouth College
4.75%, 06/01/19	500	546,162
Vanderbilt University (The)
5.25%, 04/01/19	270	298,103
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[b]	1,000	975,237
4.13%, 09/12/22	2,300	2,327,829

Security	Principal (000s)	Value

5.80%, 05/01/21	$125	$137,739
Western Union Co. (The)
2.88%, 12/10/17	350	354,748
3.35%, 05/22/19	500	507,296
3.65%, 08/22/18	600	616,818
5.25%, 04/01/20[b]	1,340	1,447,312
5.93%, 10/01/16[b]	1,250	1,297,472

		34,746,462
COMPUTERS — 1.77%
Apple Inc.
1.00%, 05/03/18	4,400	4,373,082
1.05%, 05/05/17[b]	5,000	5,009,454
1.55%, 02/07/20[b]	3,166	3,127,235
2.00%, 05/06/20[b]	2,625	2,627,725
2.10%, 05/06/19	2,800	2,841,340
2.15%, 02/09/22	500	490,332
2.40%, 05/03/23	9,338	9,108,007
2.50%, 02/09/25	5,335	5,109,891
2.70%, 05/13/22[b]	2,500	2,517,883
2.85%, 05/06/21	3,450	3,532,936
3.20%, 05/13/25	2,555	2,584,296
3.45%, 05/06/24	2,925	3,029,157
Cadence Design Systems Inc.
4.38%, 10/15/24	811	814,268
Computer Sciences Corp.
4.45%, 09/15/22[b]	2,550	2,587,291
6.50%, 03/15/18	810	881,091
EMC Corp./MA
1.88%, 06/01/18	673	648,176
2.65%, 06/01/20[b]	2,850	2,647,793
3.38%, 06/01/23 (Call 03/01/23)[b]	3,000	2,534,936
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a]	2,000	2,005,012
3.60%, 10/15/20 (Call 09/15/20)[a]	1,000	1,007,635
4.40%, 10/15/22 (Call 08/15/22)[a]	2,000	2,009,336
4.90%, 10/15/25 (Call 07/15/25)[a]	2,100	2,067,706
HP Inc.
2.75%, 01/14/19	250	251,820
3.75%, 12/01/20	91	90,773
4.05%, 09/15/22	2,000	1,962,734
4.30%, 06/01/21	2,040	2,054,376
4.38%, 09/15/21	2,400	2,414,463
4.65%, 12/09/21	2,503	2,535,057
International Business Machines Corp.
1.13%, 02/06/18	3,000	2,981,873
1.25%, 02/06/17[b]	2,308	2,313,764
1.25%, 02/08/18	2,900	2,888,967
1.63%, 05/15/20[b]	1,600	1,570,821
1.88%, 05/15/19[b]	200	200,197
1.88%, 08/01/22[b]	1,750	1,653,256
2.88%, 11/09/22	2,000	1,997,008
2.90%, 11/01/21[b]	1,450	1,475,663
3.38%, 08/01/23	2,250	2,293,530
3.63%, 02/12/24	2,194	2,260,814
5.70%, 09/14/17	3,250	3,506,024
7.63%, 10/15/18[b]	2,579	2,998,618
8.38%, 11/01/19	2,402	2,967,304
Lexmark International Inc.
5.13%, 03/15/20	422	437,058
6.65%, 06/01/18	831	896,717

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

NetApp Inc.
2.00%, 12/15/17	$550	$546,336
3.25%, 12/15/22 (Call 09/15/22)	750	714,925
3.38%, 06/15/21 (Call 04/15/21)	845	826,983
Seagate HDD Cayman
3.75%, 11/15/18	850	851,708
4.75%, 06/01/23[b]	2,766	2,453,667
4.75%, 01/01/25	1,450	1,243,034

		107,942,072
COSMETICS & PERSONAL CARE — 0.24%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,204,188
1.75%, 03/15/19	604	604,854
1.95%, 02/01/23	269	256,962
2.30%, 05/03/22	1,500	1,478,844
2.45%, 11/15/21	2,000	1,993,899
2.63%, 05/01/17[b]	500	511,140
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]	450	433,160
Procter & Gamble Co. (The)
1.60%, 11/15/18	350	352,352
1.90%, 11/01/19	1,065	1,071,203
2.30%, 02/06/22	4,500	4,487,254
4.70%, 02/15/19	1,923	2,103,117
Series A
9.36%, 01/01/21	80	95,685

		14,592,658
DISTRIBUTION & WHOLESALE — 0.08%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,000	966,856
4.50%, 03/01/23 (Call 12/01/22)	1,650	1,667,828
6.00%, 04/01/20	125	136,640
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	701	709,027
5.00%, 08/10/22 (Call 02/10/22)	900	921,619
5.25%, 09/01/17	700	734,748

		5,136,718
DIVERSIFIED FINANCIAL SERVICES — 3.69%
Affiliated Managers Group Inc.
4.25%, 02/15/24	700	711,161
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[b]	1,170	1,162,193
3.38%, 01/15/19 (Call 12/15/18)[b]	1,000	1,010,652
3.75%, 02/01/22 (Call 12/01/21)[b]	50	49,324
3.88%, 04/01/21 (Call 03/01/21)[b]	900	913,651
4.25%, 09/15/24 (Call 06/15/24)	1,950	1,919,097
4.75%, 03/01/20[b]	1,806	1,910,777
5.63%, 04/01/17	500	521,109
Alterra Finance LLC
6.25%, 09/30/20	450	508,689
American Express Co.
2.65%, 12/02/22	1,200	1,164,822
3.63%, 12/05/24 (Call 11/04/24)[b]	1,700	1,687,823
6.15%, 08/28/17	795	854,204
7.00%, 03/19/18	2,658	2,963,013
American Express Credit Corp.
1.13%, 06/05/17	750	744,854
1.55%, 09/22/17	128	127,758

Security	Principal (000s)	Value

1.88%, 11/05/18 (Call 10/05/18)	$4,415	$4,414,741
2.13%, 07/27/18[b]	462	464,948
2.13%, 03/18/19	2,300	2,297,758
2.25%, 08/15/19	2,500	2,495,074
2.38%, 03/24/17	2,521	2,546,726
2.38%, 05/26/20 (Call 04/25/20)	6,455	6,424,926
Series F
2.60%, 09/14/20 (Call 08/14/20)	150	150,492
Ameriprise Financial Inc.
3.70%, 10/15/24[b]	1,750	1,787,278
4.00%, 10/15/23	1,430	1,491,871
5.30%, 03/15/20	1,400	1,561,128
7.30%, 06/28/19	135	157,250
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,540,495
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18	885	943,182
5.55%, 01/22/17	902	940,174
7.25%, 02/01/18	1,663	1,848,018
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,325	1,434,398
BP Capital Markets PLC
2.52%, 01/15/20[b]	600	602,699
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	445,756
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,983,139
3.38%, 02/15/23	2,000	1,975,438
8.80%, 07/15/19	3,143	3,739,645
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	1,175	1,171,668
3.00%, 03/10/25 (Call 12/10/24)	320	313,145
3.23%, 09/01/22	1,360	1,381,095
3.45%, 02/13/26 (Call 11/13/25)	355	358,924
4.45%, 07/22/20	777	848,146
CME Group Inc./IL
3.00%, 09/15/22	1,100	1,105,407
3.00%, 03/15/25 (Call 12/15/24)[b]	2,000	1,980,841
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	284,000
3.85%, 11/21/22	650	645,313
5.20%, 04/27/22	550	585,695
6.45%, 06/12/17[b]	475	505,688
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,345,305
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,483,022
1.68%, 09/08/17	3,000	2,968,805
1.72%, 12/06/17[b]	2,100	2,072,808
2.38%, 01/16/18	2,500	2,499,857
2.60%, 11/04/19	3,600	3,543,288
2.88%, 10/01/18	4,515	4,539,123
3.00%, 06/12/17	1,996	2,020,307
3.66%, 09/08/24	1,651	1,613,911
4.25%, 02/03/17	3,292	3,375,913
4.25%, 09/20/22	3,400	3,513,629
4.38%, 08/06/23	250	259,499
5.00%, 05/15/18	3,029	3,195,101
5.75%, 02/01/21	500	556,338
6.63%, 08/15/17	1,092	1,170,761
8.00%, 12/15/16	1,027	1,091,832
8.13%, 01/15/20	2,192	2,605,198
Franklin Resources Inc.
1.38%, 09/15/17	375	374,461

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.80%, 09/15/22	$877	$865,255
2.85%, 03/30/25	1,500	1,426,459
4.63%, 05/20/20	350	382,732
GE Capital International Funding Co.
0.96%, 04/15/16[a]	21,723	21,749,328
2.34%, 11/15/20[a,b]	5,661	5,638,985
3.37%, 11/15/25[a]	6,894	6,965,546
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[b,d]	1,800	1,917,000
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	4,600	4,607,078
1.63%, 04/02/18[b]	653	654,457
2.20%, 01/09/20 (Call 12/09/19)	315	317,357
3.10%, 01/09/23	916	932,439
3.15%, 09/07/22	1,060	1,088,020
3.45%, 05/15/24 (Call 02/13/24)	1,604	1,657,420
4.38%, 09/16/20	264	288,645
4.63%, 01/07/21	653	723,155
4.65%, 10/17/21	4,830	5,384,369
5.30%, 02/11/21	1,497	1,707,355
5.50%, 01/08/20	1,327	1,500,353
5.63%, 09/15/17	3,073	3,305,130
5.63%, 05/01/18	1,000	1,094,348
6.00%, 08/07/19	2,340	2,670,217
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,650,750
Series A
5.55%, 05/04/20	432	491,612
HSBC Finance Corp.
6.68%, 01/15/21[b]	4,713	5,426,927
Intercontinental Exchange Inc.
2.50%, 10/15/18	192	193,982
2.75%, 12/01/20	370	371,946
3.75%, 12/01/25 (Call 09/01/25)	320	323,943
4.00%, 10/15/23	2,500	2,578,461
International Lease Finance Corp.
7.13%, 09/01/18[a]	2,450	2,688,875
Invesco Finance PLC
3.13%, 11/30/22	23	22,865
3.75%, 01/15/26	220	222,385
4.00%, 01/30/24	2,250	2,326,094
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	1,000	1,027,024
Jefferies Group LLC
5.13%, 04/13/18	1,631	1,704,716
5.13%, 01/20/23	2,600	2,616,161
6.88%, 04/15/21	543	606,496
8.50%, 07/15/19	900	1,052,276
Lazard Group LLC
3.75%, 02/13/25	1,000	935,407
4.25%, 11/14/20	850	886,395
Legg Mason Inc.
2.70%, 07/15/19	185	184,963
3.95%, 07/15/24	1,490	1,477,134
Murray Street Investment Trust I
4.65%, 03/09/17[c]	2,538	2,628,990
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	500	504,553
5.25%, 01/16/18	1,120	1,191,061
5.55%, 01/15/20[b]	1,167	1,276,546
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,700	1,693,275
2.00%, 01/27/20 (Call 12/27/19)	100	97,822
2.15%, 02/01/19 (Call 01/01/19)	700	697,112

Security	Principal (000s)	Value

2.30%, 11/15/19 (Call 10/15/19)	$1,100	$1,093,590
2.30%, 11/01/20 (Call 10/01/20)	1,500	1,480,338
2.85%, 01/27/25 (Call 10/27/24)	35	33,846
3.05%, 02/15/22 (Call 11/15/21)	1,200	1,201,994
3.25%, 11/01/25 (Call 08/01/25)	1,500	1,486,242
3.40%, 11/15/23 (Call 08/15/23)	500	506,132
5.45%, 02/01/18	1,000	1,071,508
10.38%, 11/01/18	2,531	3,094,031
Nomura Holdings Inc.
2.75%, 03/19/19[b]	2,000	2,015,364
6.70%, 03/04/20	872	1,008,510
NYSE Holdings LLC
2.00%, 10/05/17	369	371,291
Raymond James Financial Inc.
8.60%, 08/15/19	200	238,171
Stifel Financial Corp.
4.25%, 07/18/24	555	552,232
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,125	1,107,257
4.50%, 07/23/25 (Call 04/24/25)	1,205	1,212,407
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	2,515	2,483,585
5.60%, 12/01/19	692	774,426
XTRA Finance Corp.
5.15%, 04/01/17	250	262,043

		224,649,729
ELECTRIC — 3.65%
Alabama Power Co.
5.50%, 10/15/17	190	202,640
Ameren Corp.
3.65%, 02/15/26	830	834,243
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	710,944
6.13%, 11/15/17	1,150	1,243,143
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	645,909
2.95%, 12/15/22 (Call 09/15/22)[b]	1,000	980,064
Appalachian Power Co.
Series K
5.00%, 06/01/17	650	679,795
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	600	595,418
3.15%, 05/15/25 (Call 02/15/25)[b]	510	501,005
8.75%, 03/01/19	500	596,839
Avista Corp.
5.13%, 04/01/22	985	1,094,715
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,530	1,505,167
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,150	2,135,011
2.00%, 11/15/18 (Call 10/15/18)[b]	775	772,189
2.40%, 02/01/20 (Call 01/01/20)	700	694,347
5.75%, 04/01/18	983	1,069,487
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,203,313
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	851,526
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,000	1,004,143
3.88%, 03/01/24 (Call 12/01/23)	925	949,713
5.05%, 03/15/22 (Call 12/15/21)	850	937,233

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$500	$499,164
3.10%, 11/01/24 (Call 08/01/24)	1,350	1,337,586
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,388,562
4.00%, 08/01/20 (Call 05/01/20)	500	529,988
5.80%, 03/15/18	1,152	1,256,004
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,063,624
5.65%, 05/01/18	1,025	1,118,479
Series 09-A
5.50%, 02/01/19	300	330,739
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,700	1,851,395
7.13%, 12/01/18	1,666	1,898,926
Series 06-D
5.30%, 12/01/16	140	145,851
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	1,200	1,304,873
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	500,877
3.38%, 08/15/23 (Call 05/15/23)	425	434,454
5.15%, 02/15/17	1,230	1,282,409
5.65%, 09/15/18	250	275,145
5.65%, 04/15/20	280	317,233
6.13%, 03/15/19	750	846,559
6.70%, 09/15/19	1,994	2,312,456
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	19	19,427
Dominion Resources Inc./VA
1.25%, 03/15/17	2,600	2,583,937
1.90%, 06/15/18	600	596,941
2.50%, 12/01/19 (Call 11/01/19)	105	104,780
3.63%, 12/01/24 (Call 09/01/24)	950	943,206
3.90%, 10/01/25 (Call 07/01/25)	1,350	1,358,657
4.45%, 03/15/21	2,600	2,778,367
5.20%, 08/15/19	210	229,120
6.40%, 06/15/18	450	496,920
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	231,467
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	475	494,734
3.90%, 06/01/21 (Call 03/01/21)	750	800,415
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[b]	1,005	999,857
3.30%, 06/15/22 (Call 04/15/22)[a]	1,200	1,210,421
3.85%, 12/01/23 (Call 09/01/23)	750	774,438
Series C
3.50%, 06/01/24 (Call 03/01/24)[b]	950	952,109
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	985	1,043,643
7.00%, 11/15/18	639	727,335
Duke Energy Corp.
1.63%, 08/15/17	1,829	1,831,707
3.05%, 08/15/22 (Call 05/15/22)	650	641,462
3.55%, 09/15/21 (Call 06/15/21)	1,075	1,107,437
3.75%, 04/15/24 (Call 01/15/24)[b]	470	477,937
3.95%, 10/15/23 (Call 07/15/23)	850	881,204
5.05%, 09/15/19	425	464,165
6.25%, 06/15/18[b]	740	815,009
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	560	570,568
4.55%, 04/01/20	65	70,646

Security	Principal (000s)	Value

5.65%, 06/15/18	$633	$693,590
Duke Energy Indiana Inc.
3.75%, 07/15/20[b]	750	791,496
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	1,500	1,576,009
5.45%, 04/01/19	1,300	1,431,716
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	2,763	2,767,851
3.00%, 09/15/21 (Call 06/15/21)	750	760,522
3.25%, 08/15/25 (Call 05/15/25)[b]	880	889,354
5.30%, 01/15/19	360	396,059
Edison International
3.75%, 09/15/17	500	517,022
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	1,700	1,675,388
3.70%, 06/01/24 (Call 03/01/24)[b]	900	921,313
3.75%, 02/15/21 (Call 11/15/20)	850	883,709
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,023,077
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,078,294
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	526,216
6.00%, 05/01/18	550	599,226
Entergy Louisiana LLC
6.50%, 09/01/18	1,000	1,114,741
Entergy Texas Inc.
7.13%, 02/01/19	455	518,884
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	414,114
2.80%, 05/01/23 (Call 02/01/23)	450	434,743
4.50%, 11/15/19	425	455,074
Series H
3.15%, 01/15/25 (Call 10/15/24)	1,955	1,899,042
Exelon Corp.
1.55%, 06/09/17	135	134,523
2.85%, 06/15/20 (Call 05/15/20)	250	249,946
3.95%, 06/15/25 (Call 12/02/15)	1,500	1,509,406
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	1,000	997,849
4.00%, 10/01/20 (Call 07/01/20)[b]	1,200	1,244,496
4.25%, 06/15/22 (Call 03/15/22)[b]	1,000	1,018,304
5.20%, 10/01/19	1,450	1,569,817
6.20%, 10/01/17[b]	1,000	1,070,213
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	175	186,371
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	69	68,219
3.13%, 12/01/25	790	796,844
3.25%, 06/01/24 (Call 12/01/23)[b]	325	331,455
5.55%, 11/01/17	845	904,649
Georgia Power Co.
2.85%, 05/15/22[b]	1,000	972,925
4.25%, 12/01/19	1,000	1,061,309
5.40%, 06/01/18	300	324,163
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	373,616
5.29%, 06/15/22 (Call 03/15/22)[c]	375	412,224
Hydro-Quebec
1.38%, 06/19/17	1,750	1,756,532
8.40%, 01/15/22	580	757,006
9.40%, 02/01/21	200	263,577
Indiana Michigan Power Co.
7.00%, 03/15/19[b]	1,050	1,198,049

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Series J
3.20%, 03/15/23 (Call 12/15/22)	$500	$496,152
Integrys Holding Inc.
4.17%, 11/01/20	500	529,944
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,500	1,509,754
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	488,939
Jersey Central Power & Light Co.
5.65%, 06/01/17	1,300	1,368,067
7.35%, 02/01/19	1,000	1,127,017
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	500	494,546
3.65%, 08/15/25 (Call 05/15/25)	1,250	1,258,032
5.85%, 06/15/17	1,000	1,060,304
6.38%, 03/01/18	100	109,442
7.15%, 04/01/19	950	1,098,467
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	657,386
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,014,867
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	311,075
4.38%, 10/01/21 (Call 07/01/21)	650	702,389
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,012,381
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	872	914,755
5.30%, 03/15/18	850	914,860
Nevada Power Co.
6.50%, 08/01/18	550	612,768
7.13%, 03/15/19	1,590	1,825,853
Series O
6.50%, 05/15/18	500	552,288
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	2,500	2,491,519
2.40%, 09/15/19 (Call 08/15/19)	875	866,045
3.63%, 06/15/23 (Call 03/15/23)	1,030	1,030,398
4.50%, 06/01/21 (Call 03/01/21)	500	533,560
6.00%, 03/01/19	500	550,898
6.65%, 06/15/67 (Call 06/15/17)[d]	768	622,080
Series D
7.30%, 09/01/67 (Call 09/01/17)[b,d]	300	297,000
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	1,175	1,206,089
5.45%, 09/15/20	338	372,205
6.13%, 03/01/22[b]	900	1,035,938
6.40%, 03/15/18	505	552,343
6.80%, 01/15/19	870	980,110
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[b]	1,000	959,352
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	483,159
5.63%, 11/15/17	250	268,861
Oglethorpe Power Corp.
6.10%, 03/15/19	375	414,409
Ohio Power Co.
6.05%, 05/01/18	600	654,107
Series M
5.38%, 10/01/21	630	707,514
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	133,291

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	$900	$890,471
4.10%, 06/01/22 (Call 03/01/22)	1,375	1,431,253
6.80%, 09/01/18	700	782,507
7.00%, 09/01/22	1,279	1,531,572
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,989,873
3.25%, 09/15/21 (Call 06/15/21)[b]	148	150,820
3.40%, 08/15/24 (Call 05/15/24)[b]	855	865,090
3.50%, 10/01/20 (Call 07/01/20)	356	369,208
3.50%, 06/15/25 (Call 03/15/25)	1,000	1,018,375
3.75%, 02/15/24 (Call 11/15/23)	750	777,738
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,070,538
5.63%, 11/30/17	300	321,883
8.25%, 10/15/18	500	584,383
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,305,675
3.35%, 07/01/25 (Call 04/01/25)	2,400	2,415,492
3.85%, 06/15/21 (Call 03/15/21)	1,140	1,203,925
5.50%, 01/15/19	500	550,221
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	969,689
3.15%, 10/15/25 (Call 07/15/25)	1,000	998,347
5.35%, 03/01/18	500	537,492
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	925	927,651
Portland General Electric Co.
6.10%, 04/15/19	400	443,468
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)[b]	1,600	1,642,838
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	555	556,106
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,029,925
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)[b]	1,055	1,034,407
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,080,872
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,460	1,450,073
4.40%, 01/15/21 (Call 10/15/20)	1,900	2,012,204
4.88%, 12/01/19	500	540,867
7.05%, 03/15/19	823	939,493
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	750	776,055
4.30%, 11/15/23 (Call 08/15/23)[b]	900	901,823
5.13%, 04/15/20[b]	618	671,803
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,453,883
2.90%, 05/15/25 (Call 11/15/24)	2,010	1,977,377
5.13%, 06/01/19	140	153,300
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	825	826,990
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	132,973
5.15%, 12/01/19	640	703,529
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	2,261	2,176,128
3.00%, 05/15/25 (Call 02/15/25)	1,100	1,089,321
3.05%, 11/15/24 (Call 08/15/24)	975	973,532
3.50%, 08/15/20	275	287,063
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[a]	2,000	1,939,290
5.63%, 07/15/22 (Call 04/15/22)	800	895,419
6.00%, 09/01/21	250	283,599

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

San Diego Gas & Electric Co.
3.00%, 08/15/21	$1,100	$1,125,790
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[b]	950	947,691
4.75%, 05/15/21 (Call 02/15/21)	650	675,655
South Carolina Electric & Gas Co.
5.25%, 11/01/18	470	512,681
6.50%, 11/01/18	350	393,582
Southern California Edison Co.
1.85%, 02/01/22	279	275,203
3.88%, 06/01/21 (Call 03/01/21)	2,212	2,352,388
Series 14-B
1.13%, 05/01/17	560	556,471
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,039,249
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	2,750	2,705,490
2.75%, 06/15/20 (Call 05/15/20)	1,150	1,142,446
Southern Power Co.
1.85%, 12/01/17	1,500	1,500,392
2.38%, 06/01/20 (Call 05/01/20)	1,475	1,427,065
4.15%, 12/01/25	1,000	1,009,007
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	507,539
6.45%, 01/15/19	774	870,579
Series E
5.55%, 01/15/17	250	260,974
Series F
5.88%, 03/01/18	900	972,243
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	825	979,537
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,061,634
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,200	1,169,299
6.10%, 05/15/18	300	328,970
TECO Finance Inc.
5.15%, 03/15/20	720	780,161
TransAlta Corp.
1.90%, 06/03/17	1,100	1,076,197
4.50%, 11/15/22 (Call 08/15/22)[b]	575	547,896
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	680	649,672
5.15%, 11/15/21 (Call 08/15/21)	475	526,222
UIL Holdings Corp.
4.63%, 10/01/20	500	513,467
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	825	841,440
6.40%, 06/15/17	500	536,443
6.70%, 02/01/19	740	839,947
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	352,462
3.10%, 05/15/25 (Call 02/15/25)[b]	2,900	2,871,976
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,071,226
5.00%, 06/30/19	500	548,750
5.40%, 04/30/18	366	397,642
5.95%, 09/15/17	800	862,787
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	655	654,855
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	1,500	1,522,697
5.10%, 07/15/20	140	154,791

Security	Principal (000s)	Value

Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	$1,500	$1,493,438
2.95%, 09/15/21 (Call 06/15/21)	650	655,456
3.10%, 06/01/25 (Call 03/01/25)	1,450	1,445,497
4.25%, 12/15/19	250	267,149
Wisconsin Power & Light Co.
5.00%, 07/15/19	350	380,045
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	450	484,327

		221,847,143
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	190,625
2.63%, 02/15/23 (Call 11/15/22)[b]	1,192	1,164,015
3.15%, 06/01/25 (Call 03/01/25)	2,050	2,038,463
4.25%, 11/15/20[b]	125	135,406
4.88%, 10/15/19[b]	950	1,047,328
5.25%, 10/15/18	884	968,272
Legrand France SA
8.50%, 02/15/25	1,025	1,375,387

		6,919,496
ELECTRONICS — 0.68%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	1,636	1,615,295
5.00%, 07/15/20	1,100	1,173,424
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	930,314
3.13%, 09/15/21 (Call 08/15/21)	1,300	1,284,322
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,019,045
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,985	1,907,121
Avnet Inc.
4.88%, 12/01/22	350	359,515
5.88%, 06/15/20	675	731,257
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	1,000	958,939
Flextronics International Ltd.
4.63%, 02/15/20[b]	1,500	1,556,250
4.75%, 06/15/25 (Call 03/15/25)[a]	900	867,375
5.00%, 02/15/23[b]	550	555,500
Honeywell International Inc.
4.25%, 03/01/21	1,850	2,031,682
5.00%, 02/15/19	2,463	2,702,893
5.30%, 03/15/17	250	262,946
5.30%, 03/01/18	1,175	1,273,200
Jabil Circuit Inc.
4.70%, 09/15/22	1,500	1,477,500
5.63%, 12/15/20	1,350	1,426,773
Keysight Technologies Inc.
3.30%, 10/30/19	1,000	987,129
Koninklijke Philips NV
3.75%, 03/15/22	2,796	2,824,134
5.75%, 03/11/18	1,056	1,134,474
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,500	1,577,035
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,656	2,651,738
2.40%, 02/01/19	2,681	2,690,298
3.30%, 02/15/22	1,630	1,630,058

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.60%, 08/15/21 (Call 05/15/21)	$679	$693,336
3.65%, 12/15/25	335	334,524
4.15%, 02/01/24 (Call 11/01/23)	2,500	2,608,120
4.50%, 03/01/21	1,303	1,390,354
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[b]	900	887,103

		41,541,654
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance USA Inc.
1.63%, 05/08/17	1,969	1,967,287
2.88%, 05/08/22	996	983,620
Fluor Corp.
3.38%, 09/15/21	1,850	1,886,031

		4,836,938
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	3,250	3,153,216
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,174,524
3.80%, 05/15/18	950	988,514
4.75%, 05/15/23 (Call 02/15/23)	700	765,611
5.00%, 03/01/20	529	578,071
5.25%, 11/15/21	675	749,276
5.50%, 09/15/19	645	711,919
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	700	689,813
3.13%, 03/01/25 (Call 12/01/24)[b]	925	900,673
3.50%, 05/15/24 (Call 02/15/24)	250	252,868
4.60%, 03/01/21 (Call 12/01/20)	850	920,700
6.10%, 03/15/18	2,052	2,252,465

		13,137,650
FOOD — 1.41%
Campbell Soup Co.
3.05%, 07/15/17	500	510,456
3.30%, 03/19/25 (Call 12/19/24)	1,850	1,818,005
4.25%, 04/15/21[b]	575	608,779
4.50%, 02/15/19	580	618,171
ConAgra Foods Inc.
1.90%, 01/25/18	2,050	2,033,844
3.20%, 01/25/23 (Call 10/25/22)	1,248	1,188,706
3.25%, 09/15/22	1,236	1,194,227
7.00%, 04/15/19[b]	900	1,012,897
General Mills Inc.
1.40%, 10/20/17	1,500	1,496,207
3.15%, 12/15/21 (Call 09/15/21)	2,096	2,119,826
3.65%, 02/15/24 (Call 11/15/23)[b]	1,000	1,019,443
5.65%, 02/15/19	1,358	1,502,847
5.70%, 02/15/17	980	1,030,950
Hershey Co. (The)
3.20%, 08/21/25 (Call 05/21/25)	600	600,520
4.13%, 12/01/20	1,000	1,084,486
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	827,634
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	133,744
Ingredion Inc.
4.63%, 11/01/20	1,550	1,644,250

Security	Principal (000s)	Value

JM Smucker Co. (The)
1.75%, 03/15/18	$1,125	$1,121,799
2.50%, 03/15/20	965	960,881
3.50%, 10/15/21	650	663,657
3.50%, 03/15/25	2,725	2,725,064
Kellogg Co.
3.25%, 05/21/18	940	968,726
4.00%, 12/15/20	1,813	1,909,736
4.15%, 11/15/19	750	795,588
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,898,557
3.50%, 06/06/22	1,500	1,520,156
6.13%, 08/23/18	3,150	3,471,317
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	5,000	4,996,562
2.80%, 07/02/20 (Call 06/02/20)[a]	3,000	3,005,631
3.50%, 07/15/22 (Call 05/15/22)[a,b]	300	304,356
3.95%, 07/15/25 (Call 04/15/25)[a,b]	4,000	4,072,451
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,361,427
2.30%, 01/15/19 (Call 12/15/18)[b]	1,000	1,007,168
2.95%, 11/01/21 (Call 10/01/21)	1,000	994,322
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,235,240
3.40%, 04/15/22 (Call 01/15/22)	750	760,400
3.85%, 08/01/23 (Call 05/01/23)	800	825,052
4.00%, 02/01/24 (Call 11/01/23)[b]	900	929,666
6.15%, 01/15/20	655	743,247
6.40%, 08/15/17	1,150	1,241,737
6.80%, 12/15/18	290	328,754
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	999,198
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,269,391
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[b]	950	952,663
4.00%, 02/01/24 (Call 11/01/23)	550	568,129
5.38%, 02/10/20[b]	2,309	2,556,456
6.13%, 02/01/18	769	839,390
6.13%, 08/23/18	1,688	1,869,650
6.50%, 08/11/17	1,848	1,996,574
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	385	386,790
2.60%, 06/12/22	950	921,053
3.75%, 10/01/25 (Call 07/01/25)	285	289,147
5.25%, 02/12/18[b]	1,531	1,644,004
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,570	2,573,917
3.95%, 08/15/24 (Call 05/15/24)	550	560,331
4.50%, 06/15/22 (Call 03/15/22)	1,650	1,757,876
Unilever Capital Corp.
0.85%, 08/02/17	2,050	2,040,316
2.10%, 07/30/20	150	149,963
2.20%, 03/06/19	1,500	1,523,441
3.10%, 07/30/25[b]	560	565,629
4.25%, 02/10/21	1,569	1,713,426
4.80%, 02/15/19	1,186	1,299,993

		85,763,823
FOREST PRODUCTS & PAPER — 0.21%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,820	2,858,634
7.25%, 07/29/19[b]	525	594,389
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	983,750

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Georgia-Pacific LLC
8.00%, 01/15/24	$1,000	$1,269,487
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	1,600	1,587,316
7.50%, 08/15/21	416	497,662
7.95%, 06/15/18	3,147	3,576,570
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,150	1,221,134

		12,588,942
GAS — 0.32%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	300	304,452
5.25%, 08/15/19	550	597,996
Atmos Energy Corp.
6.35%, 06/15/17	150	160,463
8.50%, 03/15/19	168	198,717
CenterPoint Energy Inc.
5.95%, 02/01/17	200	209,210
6.50%, 05/01/18	1,500	1,646,226
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,000	1,001,678
2.80%, 11/15/20 (Call 10/15/20)	2,695	2,707,812
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,100	1,007,782
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,169,781
8.75%, 05/01/19	750	856,101
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	298,306
3.61%, 02/01/24 (Call 11/01/23)	425	430,580
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,063,060
2.88%, 10/01/22 (Call 07/01/22)	1,000	971,222
3.55%, 06/15/24 (Call 03/15/24)[b]	500	500,393
6.15%, 06/15/18	1,184	1,297,097
9.80%, 02/15/19	1,150	1,402,786
Southern California Gas Co.
1.55%, 06/15/18	500	497,808
3.15%, 09/15/24 (Call 06/15/24)	175	176,054
3.20%, 06/15/25 (Call 03/15/25)[b]	2,550	2,566,536
Series HH
5.45%, 04/15/18	200	216,985
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	103,317

		19,384,362
HAND & MACHINE TOOLS — 0.09%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	1,050	1,044,748
3.88%, 02/15/22 (Call 11/15/21)	942	939,682
Snap-On Inc.
4.25%, 01/15/18	815	859,401
6.13%, 09/01/21	125	145,444
Stanley Black & Decker Inc.
2.90%, 11/01/22	2,065	2,021,869
3.40%, 12/01/21 (Call 09/01/21)	708	723,801

		5,734,945

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 1.34%
Baxter International Inc.
1.85%, 01/15/17	$450	$451,562
1.85%, 06/15/18	500	497,817
4.25%, 03/15/20	2,300	2,431,398
4.50%, 08/15/19	525	560,859
5.38%, 06/01/18	750	810,908
Becton Dickinson and Co.
1.45%, 05/15/17	900	896,953
1.80%, 12/15/17	370	370,691
2.68%, 12/15/19	3,359	3,383,317
3.13%, 11/08/21	1,687	1,684,225
3.25%, 11/12/20	900	917,104
3.73%, 12/15/24 (Call 09/15/24)	705	716,374
3.88%, 05/15/24 (Call 02/15/24)	1,105	1,128,871
5.00%, 05/15/19	1,250	1,356,047
6.38%, 08/01/19	2,005	2,269,841
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,006,869
2.85%, 05/15/20	1,450	1,442,456
3.85%, 05/15/25	2,500	2,470,827
4.13%, 10/01/23 (Call 07/01/23)	525	537,217
6.00%, 01/15/20	1,562	1,738,819
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,500	1,478,088
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,524,061
4.20%, 06/15/20	2,850	3,066,118
6.00%, 10/15/17	1,457	1,578,238
CR Bard Inc.
1.38%, 01/15/18	250	246,629
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,189,349
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	2,500	2,509,363
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	535,509
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	703,152
6.00%, 03/01/20	1,296	1,452,441
Medtronic Inc.
0.88%, 02/27/17	250	248,495
1.38%, 04/01/18	1,343	1,340,164
1.50%, 03/15/18	1,745	1,748,234
2.50%, 03/15/20	3,115	3,149,760
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,468,734
3.13%, 03/15/22 (Call 12/15/21)	2,550	2,585,918
3.15%, 03/15/22	5,100	5,178,912
3.50%, 03/15/25	5,500	5,569,925
3.63%, 03/15/24 (Call 12/15/23)	1,550	1,599,777
4.13%, 03/15/21 (Call 12/15/20)	1,650	1,761,249
4.45%, 03/15/20	1,394	1,514,191
5.60%, 03/15/19	750	838,163
St. Jude Medical Inc.
2.00%, 09/15/18	480	476,805
2.80%, 09/15/20 (Call 08/15/20)	490	486,398
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,473,936
Stryker Corp.
1.30%, 04/01/18	475	471,454
3.38%, 05/15/24 (Call 02/15/24)	1,200	1,210,812
3.38%, 11/01/25 (Call 08/01/25)	480	480,228
4.38%, 01/15/20	450	486,414
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,080	2,072,171
2.70%, 04/01/20 (Call 03/01/20)	2,325	2,315,023
3.15%, 04/01/22 (Call 02/01/22)	1,050	1,035,197
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,186,147

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.55%, 04/01/25 (Call 01/01/25)	$3,150	$3,071,731
4.63%, 11/30/19	1,000	1,073,444

		81,798,385
HEALTH CARE — SERVICES — 1.14%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,156	2,144,184
1.75%, 05/15/17 (Call 04/15/17)	288	288,638
2.20%, 03/15/19 (Call 02/15/19)[b]	500	499,120
2.75%, 11/15/22 (Call 08/15/22)	2,150	2,081,029
3.50%, 11/15/24 (Call 08/15/24)	395	395,913
3.95%, 09/01/20	1,277	1,347,360
4.13%, 06/01/21 (Call 03/01/21)[b]	1,000	1,055,531
Anthem Inc.
1.88%, 01/15/18	280	279,117
2.25%, 08/15/19	600	592,086
2.30%, 07/15/18	500	500,917
2.38%, 02/15/17	1,200	1,209,090
3.13%, 05/15/22	1,396	1,372,371
3.30%, 01/15/23	3,500	3,451,938
3.70%, 08/15/21 (Call 05/15/21)[b]	1,225	1,253,869
4.35%, 08/15/20	2,200	2,336,767
5.88%, 06/15/17	1,300	1,380,727
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,450	1,407,727
4.00%, 02/15/22 (Call 11/15/21)	149	154,440
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,169,284
4.50%, 03/15/21 (Call 12/15/20)	1,736	1,856,482
5.13%, 06/15/20	288	314,997
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	802	888,142
5.95%, 03/15/17	600	631,830
Dignity Health
3.13%, 11/01/22	1,050	1,034,276
Howard Hughes Medical Institute
3.50%, 09/01/23	192	199,678
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	1,858	1,819,153
3.85%, 10/01/24 (Call 07/01/24)	1,500	1,514,290
6.30%, 08/01/18	200	220,258
7.20%, 06/15/18	1,050	1,175,969
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,802,821
2.63%, 02/01/20	150	148,823
3.20%, 02/01/22	250	245,201
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,716,235
3.75%, 08/23/22 (Call 05/23/22)[b]	1,200	1,212,437
4.63%, 11/15/20 (Call 08/15/20)	700	745,623
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,415	1,394,626
3.50%, 03/30/25 (Call 12/30/24)	2,110	2,033,342
4.70%, 04/01/21	475	509,532
4.75%, 01/30/20	150	161,077
UnitedHealth Group Inc.
1.40%, 10/15/17[b]	1,927	1,924,640
1.40%, 12/15/17	200	199,734
1.63%, 03/15/19[b]	785	777,761
1.90%, 07/16/18	3,040	3,060,431
2.30%, 12/15/19[b]	1,150	1,153,736
2.70%, 07/15/20	2,650	2,694,405
2.75%, 02/15/23 (Call 11/15/22)[b]	1,250	1,229,915
2.88%, 12/15/21	840	846,017

Security	Principal (000s)	Value

2.88%, 03/15/22 (Call 12/15/21)	$1,000	$1,003,074
3.35%, 07/15/22	2,085	2,140,009
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,188,633
3.75%, 07/15/25	4,460	4,617,034
3.88%, 10/15/20 (Call 07/15/20)	100	106,529
4.70%, 02/15/21 (Call 11/15/20)	900	991,509
6.00%, 06/15/17	325	347,750
6.00%, 02/15/18	2,257	2,469,387
WellPoint Inc.
7.00%, 02/15/19	750	846,990

		69,142,454
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,000	1,018,708
4.88%, 11/30/18[b]	600	619,360
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	2,500	2,489,101
FS Investment Corp.
4.00%, 07/15/19	750	749,839
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	1,100	1,101,972
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	669	636,831
PennantPark Investment Corp.
4.50%, 10/01/19	500	501,625
Prospect Capital Corp.
5.88%, 03/15/23	915	915,215

		8,032,651
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	1,000	1,013,277

		1,013,277
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	1,000	964,359
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	996,286
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,502,852
4.85%, 06/15/21	1,900	2,027,581

		5,491,078
HOUSEHOLD PRODUCTS & WARES — 0.24%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	819,253
5.38%, 04/15/20	150	161,902
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	973,013
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[b]	500	496,369
3.50%, 12/15/24 (Call 09/15/24)	1,150	1,148,288
3.80%, 11/15/21	685	715,615
5.95%, 10/15/17	520	559,179
Kimberly-Clark Corp.
2.40%, 03/01/22[b]	720	711,760
2.65%, 03/01/25[b]	430	416,243

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.05%, 08/15/25	$1,000	$996,699
3.63%, 08/01/20	750	796,954
3.88%, 03/01/21	1,000	1,077,170
6.13%, 08/01/17	1,058	1,143,957
6.25%, 07/15/18	640	714,758
7.50%, 11/01/18	1,169	1,358,310
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[b]	2,175	2,245,908

		14,335,378
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17	950	949,328
2.15%, 10/15/18	490	486,923
2.88%, 12/01/19 (Call 11/01/19)	717	715,647
3.90%, 11/01/25 (Call 08/01/25)	750	743,314
4.00%, 06/15/22 (Call 03/15/22)	950	970,205
4.00%, 12/01/24 (Call 09/01/24)	475	476,088
6.25%, 04/15/18	600	653,415

		4,994,920
INSURANCE — 2.38%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	423,125
2.88%, 11/03/22 (Call 09/03/22)	670	664,841
3.15%, 03/15/25	1,000	988,902
3.35%, 05/15/24	2,000	2,016,250
3.35%, 05/03/26 (Call 02/03/26)	260	258,880
5.70%, 02/15/17	900	945,456
5.80%, 03/15/18	200	217,726
5.90%, 06/15/19	1,325	1,485,957
AEGON Funding Co. LLC
5.75%, 12/15/20	379	433,010
Aflac Inc.
2.40%, 03/16/20[b]	850	849,801
2.65%, 02/15/17[b]	953	967,338
3.63%, 06/15/23[b]	1,000	1,020,235
3.63%, 11/15/24	1,975	2,013,748
4.00%, 02/15/22	450	474,268
Alleghany Corp.
4.95%, 06/27/22	100	107,598
5.63%, 09/15/20	650	719,275
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,500	1,483,387
5.50%, 11/15/20	325	356,262
Allstate Corp. (The)
3.15%, 06/15/23	192	191,115
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,742,500
7.45%, 05/16/19	873	1,018,291
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	5,000	4,981,754
3.38%, 08/15/20	2,900	2,991,668
4.13%, 02/15/24	2,000	2,081,267
4.88%, 06/01/22	1,731	1,897,894
5.85%, 01/16/18	500	541,179
6.40%, 12/15/20	694	810,454
Aon Corp.
5.00%, 09/30/20	950	1,039,044
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	1,445	1,451,633
3.50%, 06/14/24 (Call 03/14/24)	2,270	2,225,719

Security	Principal (000s)	Value

Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	$500	$508,666
6.00%, 12/15/20	400	439,901
Assurant Inc.
2.50%, 03/15/18	332	332,897
4.00%, 03/15/23	1,000	1,005,031
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,668,564
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	885	879,113
1.60%, 05/15/17	75	75,609
2.90%, 10/15/20[b]	100	103,191
3.00%, 05/15/22	1,500	1,520,322
4.25%, 01/15/21[b]	1,108	1,211,514
5.40%, 05/15/18[b]	4,128	4,499,286
Berkshire Hathaway Inc.
1.55%, 02/09/18	7	7,018
1.90%, 01/31/17	2,620	2,641,534
2.10%, 08/14/19[b]	1,000	1,010,497
3.00%, 02/11/23[b]	2,715	2,737,862
3.40%, 01/31/22	2,750	2,871,417
Chubb Corp. (The)
5.75%, 05/15/18	1,531	1,674,562
6.38%, 03/29/67 (Call 04/15/17)[b,d]	1,500	1,443,750
CNA Financial Corp.
5.75%, 08/15/21	740	829,240
5.88%, 08/15/20	1,400	1,563,916
7.35%, 11/15/19	105	121,892
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,806,099
First American Financial Corp.
4.60%, 11/15/24	1,000	1,009,544
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	914,651
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,102,908
5.50%, 03/30/20	200	221,824
6.00%, 01/15/19[b]	2,450	2,707,845
6.30%, 03/15/18	937	1,023,863
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	151,125
Kemper Corp.
6.00%, 05/15/17	350	365,930
Lincoln National Corp.
3.35%, 03/09/25	390	380,275
4.20%, 03/15/22	1,388	1,452,801
4.85%, 06/24/21	650	702,348
6.25%, 02/15/20	550	622,301
8.75%, 07/01/19	830	1,004,324
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[b]	1,019	968,064
Manulife Financial Corp.
4.90%, 09/17/20	1,000	1,086,295
Markel Corp.
5.35%, 06/01/21	1,800	1,983,707
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,000	999,804
2.35%, 03/06/20 (Call 02/06/20)	637	634,288
2.55%, 10/15/18 (Call 09/15/18)	455	458,949
3.50%, 06/03/24 (Call 03/03/24)	1,650	1,639,287
3.50%, 03/10/25 (Call 12/10/24)	818	804,008
4.80%, 07/15/21 (Call 04/15/21)	575	627,933

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

MetLife Inc.
1.76%, 12/15/17[b]	$1,989	$1,989,138
1.90%, 12/15/17	100	100,201
3.00%, 03/01/25	2,823	2,725,379
3.05%, 12/15/22	360	357,088
3.60%, 04/10/24	1,500	1,528,278
4.75%, 02/08/21[b]	1,801	1,982,583
7.72%, 02/15/19	1,832	2,144,619
Series A
6.82%, 08/15/18	825	930,820
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,711	1,773,312
PartnerRe Finance B LLC
5.50%, 06/01/20	800	879,879
Primerica Inc.
4.75%, 07/15/22	500	529,986
Principal Financial Group Inc.
1.85%, 11/15/17	1,000	1,000,259
3.30%, 09/15/22	700	692,865
3.40%, 05/15/25 (Call 02/15/25)	1,550	1,516,893
8.88%, 05/15/19	500	601,104
Progressive Corp. (The)
3.75%, 08/23/21	975	1,028,679
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,012,500
Protective Life Corp.
7.38%, 10/15/19	700	812,379
Prudential Financial Inc.
3.50%, 05/15/24[b]	2,400	2,414,101
4.50%, 11/16/21	3,375	3,657,859
5.38%, 06/21/20	3,600	4,009,259
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	1,037,500
5.88%, 09/15/42 (Call 09/15/22)[b,d]	1,350	1,427,625
7.38%, 06/15/19	1,193	1,388,552
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,137,500
Series D
6.00%, 12/01/17	941	1,016,629
Reinsurance Group of America Inc.
5.00%, 06/01/21	845	913,388
6.45%, 11/15/19	1,200	1,353,058
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	137,119
StanCorp Financial Group Inc.
5.00%, 08/15/22	500	525,544
Symetra Financial Corp.
4.25%, 07/15/24	600	603,455
Torchmark Corp.
3.80%, 09/15/22	1,000	1,001,785
9.25%, 06/15/19	325	393,865
Travelers Companies Inc. (The)
3.90%, 11/01/20	650	692,610
5.75%, 12/15/17	780	844,898
5.80%, 05/15/18	987	1,081,980
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,636,950
Unum Group
3.88%, 11/05/25	1,500	1,488,460
4.00%, 03/15/24	805	815,219
5.63%, 09/15/20	600	664,789
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,692,977
Willis Group Holdings PLC
5.75%, 03/15/21	400	439,938
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,262,453

Security	Principal (000s)	Value

5.38%, 09/15/20	$300	$329,367
7.38%, 09/15/19	750	872,333
XLIT Ltd.
2.30%, 12/15/18	150	150,012
4.45%, 03/31/25[b]	4,000	3,954,899

		144,762,618
INTERNET — 0.73%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	3,865	3,787,410
3.13%, 11/28/21	4,830	4,718,142
3.60%, 11/28/24	3,080	2,969,046
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,797,304
2.50%, 11/29/22 (Call 08/29/22)	2,050	2,002,338
2.60%, 12/05/19 (Call 11/05/19)[b]	3,650	3,717,747
3.80%, 12/05/24 (Call 09/05/24)[b]	900	932,685
Baidu Inc.
2.25%, 11/28/17	2,850	2,857,391
2.75%, 06/09/19[b]	2,000	1,990,324
3.50%, 11/28/22	2,000	1,975,643
eBay Inc.
1.35%, 07/15/17	1,078	1,069,994
2.20%, 08/01/19 (Call 07/01/19)	1,400	1,382,671
2.60%, 07/15/22 (Call 04/15/22)	387	358,967
2.88%, 08/01/21 (Call 06/01/21)[b]	950	933,347
3.25%, 10/15/20 (Call 07/15/20)[b]	1,100	1,109,168
3.45%, 08/01/24 (Call 05/01/24)[b]	3,250	3,092,692
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	250	247,868
5.95%, 08/15/20	2,050	2,256,196
7.46%, 08/15/18	720	808,179
Google Inc.
3.38%, 02/25/24[b]	2,005	2,090,808
3.63%, 05/19/21	995	1,064,715
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)[b]	605	593,781
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[b]	1,000	1,000,909
3.95%, 06/15/22 (Call 03/15/22)	750	745,751
4.20%, 09/15/20[b]	950	983,059

		44,486,135
IRON & STEEL — 0.21%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	700	696,804
4.13%, 09/15/22 (Call 06/15/22)	500	508,768
5.75%, 12/01/17	1,900	2,016,433
5.85%, 06/01/18[b]	325	348,553
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,100	1,052,034
Vale Overseas Ltd.
4.38%, 01/11/22[b]	4,150	3,492,534
4.63%, 09/15/20[b]	2,000	1,816,498
5.63%, 09/15/19[b]	1,750	1,684,636
6.25%, 01/23/17	922	936,982

		12,553,242
LEISURE TIME — 0.04%
Carnival Corp.
1.88%, 12/15/17	500	500,384
3.95%, 10/15/20	1,050	1,097,040

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$1,000	$1,002,446

		2,599,870
LODGING — 0.21%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	1,190	1,132,529
5.38%, 08/15/21 (Call 05/15/21)[b]	363	393,619
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,145	1,140,535
3.00%, 03/01/19 (Call 12/01/18)	900	914,092
3.25%, 09/15/22 (Call 06/15/22)	1,000	986,806
3.38%, 10/15/20 (Call 07/15/20)	375	384,202
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	698,853
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,211,081
6.75%, 05/15/18	1,150	1,259,142
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	650	647,489
2.95%, 03/01/17 (Call 02/01/17)	850	856,450
3.90%, 03/01/23 (Call 12/01/22)	1,270	1,233,242
4.25%, 03/01/22 (Call 12/01/21)[b]	900	906,190
5.63%, 03/01/21	755	812,331
6.00%, 12/01/16	14	14,568

		12,591,129
MACHINERY — 1.10%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	2,200	2,190,810
1.63%, 06/01/17	650	653,743
2.00%, 03/05/20[b]	3,000	2,983,506
2.10%, 06/09/19	2,250	2,258,729
2.25%, 12/01/19[b]	5,354	5,383,561
2.50%, 11/13/20	1,000	1,006,715
2.63%, 03/01/23	1,360	1,317,513
2.85%, 06/01/22	15	14,904
5.85%, 09/01/17	280	301,275
7.15%, 02/15/19	2,135	2,465,635
Caterpillar Inc.
1.50%, 06/26/17	1,284	1,288,645
2.60%, 06/26/22 (Call 03/26/22)[b]	1,500	1,468,025
3.40%, 05/15/24 (Call 02/15/24)[b]	1,750	1,776,472
3.90%, 05/27/21	1,293	1,367,912
7.90%, 12/15/18	3,874	4,528,696
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[b]	23	23,662
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[b]	1,502	1,482,509
4.38%, 10/16/19	578	625,438
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	991,592
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	978,099
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	257,053
John Deere Capital Corp.
1.13%, 06/12/17[b]	2,000	1,996,634
1.20%, 10/10/17	2,925	2,915,559

Security	Principal (000s)	Value

1.30%, 03/12/18	$1,800	$1,790,058
1.35%, 01/16/18	3,644	3,633,567
1.40%, 03/15/17	300	300,242
1.60%, 07/13/18	1,900	1,897,704
2.05%, 03/10/20	1,740	1,724,789
2.25%, 04/17/19	552	556,744
2.30%, 09/16/19	1,000	1,004,498
2.75%, 03/15/22	1,089	1,087,150
2.80%, 09/18/17[b]	1,000	1,025,536
2.80%, 03/04/21[b]	3,250	3,284,021
3.15%, 10/15/21	1,430	1,464,281
3.35%, 06/12/24	805	820,025
3.90%, 07/12/21[b]	1,150	1,218,007
Series 0014
2.45%, 09/11/20[b]	11	11,022
Series D
5.35%, 04/03/18	1,100	1,192,259
Joy Global Inc.
5.13%, 10/15/21[b]	1,900	1,675,812
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	633,411
2.88%, 03/01/25 (Call 12/01/24)	305	299,528
5.65%, 12/01/17	300	318,286
Roper Technologies Inc.
3.00%, 12/15/20	1,000	999,620
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,470,135
6.25%, 09/01/19	1,350	1,506,711
Xylem Inc./NY
4.88%, 10/01/21	800	852,968

		67,043,061
MANUFACTURING — 0.96%
3M Co.
1.00%, 06/26/17	1,300	1,301,083
1.38%, 08/07/18	650	650,472
1.63%, 06/15/19[b]	550	549,427
2.00%, 06/26/22	1,500	1,453,104
3.00%, 08/07/25	1,019	1,020,743
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	674,813
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	944,281
Crane Co.
2.75%, 12/15/18	600	607,046
4.45%, 12/15/23 (Call 09/15/23)	500	515,983
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	1,915	2,050,023
5.40%, 03/01/19	558	618,222
5.63%, 01/15/18	1,100	1,190,145
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	900	968,876
5.45%, 03/15/18	100	107,965
Eaton Corp.
1.50%, 11/02/17	2,750	2,742,935
2.75%, 11/02/22	2,200	2,141,728
5.60%, 05/15/18	788	853,128
6.95%, 03/20/19	405	461,008
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,160,347
6.10%, 07/01/17	200	213,569
General Electric Co.
2.70%, 10/09/22	4,900	4,909,299
3.38%, 03/11/24[b]	2,100	2,174,565
5.25%, 12/06/17	5,727	6,164,950

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Illinois Tool Works Inc.
0.90%, 02/25/17	$20	$19,894
1.95%, 03/01/19	700	702,072
3.38%, 09/15/21 (Call 06/15/21)	955	982,725
3.50%, 03/01/24 (Call 12/01/23)	2,869	2,951,948
6.25%, 04/01/19	576	655,433
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	507,015
4.25%, 06/15/23	3,200	3,302,223
6.88%, 08/15/18	992	1,104,058
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)[b]	545	535,605
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	1,039	1,052,471
3.50%, 09/15/22	1,000	1,036,751
Pentair Finance SA
1.88%, 09/15/17	1,000	988,491
2.65%, 12/01/19	1,068	1,040,021
2.90%, 09/15/18	750	750,438
3.15%, 09/15/22 (Call 06/15/22)	400	377,227
3.63%, 09/15/20 (Call 08/15/20)	600	601,785
4.65%, 09/15/25 (Call 06/15/25)	1,000	1,009,250
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	325	340,979
Textron Inc.
3.65%, 03/01/21	500	505,096
3.88%, 03/01/25 (Call 12/01/24)	820	808,406
5.60%, 12/01/17	895	952,658
5.95%, 09/21/21 (Call 06/21/21)	725	815,709
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	500	468,105
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	250,124
3.45%, 08/01/24 (Call 05/01/24)	565	566,276
4.88%, 01/15/21	1,450	1,574,181
6.55%, 10/01/17	1,000	1,086,841

		58,459,494
MEDIA — 2.75%
21st Century Fox America Inc.
3.00%, 09/15/22	1,550	1,531,244
3.70%, 09/15/24 (Call 06/15/24)	1,500	1,514,314
3.70%, 10/15/25 (Call 07/15/25)[a]	470	470,788
4.00%, 10/01/23	600	621,658
4.50%, 02/15/21	1,363	1,474,097
5.65%, 08/15/20	1,200	1,360,765
6.90%, 03/01/19	650	741,871
7.25%, 05/18/18	500	561,805
8.25%, 08/10/18	1,100	1,275,235
8.88%, 04/26/23	500	653,350
CBS Corp.
1.95%, 07/01/17	900	902,285
2.30%, 08/15/19 (Call 07/15/19)	950	939,799
3.38%, 03/01/22 (Call 12/01/21)	1,725	1,713,957
3.50%, 01/15/25 (Call 10/15/24)[b]	825	794,363
3.70%, 08/15/24 (Call 05/15/24)	250	245,979
4.30%, 02/15/21 (Call 11/15/20)[b]	1,000	1,052,128
4.63%, 05/15/18	1,170	1,238,108
5.75%, 04/15/20	575	640,434

Security	Principal (000s)	Value

CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	$3,115	$3,124,552
4.46%, 07/23/22 (Call 05/23/22)[a]	5,280	5,343,719
4.91%, 07/23/25 (Call 04/23/25)[a]	6,690	6,789,935
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	3,000	4,157,427
Comcast Cable Communications LLC
8.88%, 05/01/17	1,530	1,692,448
Comcast Corp.
2.85%, 01/15/23	1,500	1,501,007
3.13%, 07/15/22[b]	2,200	2,253,723
3.38%, 02/15/25 (Call 11/15/24)	2,250	2,296,415
3.60%, 03/01/24	2,350	2,454,178
5.15%, 03/01/20[b]	992	1,109,852
5.70%, 05/15/18	1,098	1,203,817
5.70%, 07/01/19	1,850	2,081,744
5.88%, 02/15/18	500	545,817
6.30%, 11/15/17	2,798	3,050,943
6.50%, 01/15/17	2,568	2,715,162
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	350	349,076
2.40%, 03/15/17	2,262	2,284,785
3.80%, 03/15/22	2,412	2,463,482
3.95%, 01/15/25 (Call 10/15/24)	4,330	4,307,138
4.45%, 04/01/24 (Call 01/01/24)	3,750	3,884,098
4.60%, 02/15/21 (Call 11/15/20)	1,628	1,742,823
5.00%, 03/01/21	1,189	1,297,302
5.20%, 03/15/20[b]	850	929,876
5.88%, 10/01/19	1,388	1,560,584
Discovery Communications LLC
3.25%, 04/01/23	900	833,591
3.30%, 05/15/22[b]	2,750	2,643,024
4.38%, 06/15/21	1,350	1,391,464
5.05%, 06/01/20	1,327	1,417,346
5.63%, 08/15/19	1,050	1,143,799
Grupo Televisa SAB
6.00%, 05/15/18	100	107,578
Historic TW Inc.
6.88%, 06/15/18	1,330	1,487,003
7.25%, 10/15/17	400	439,662
9.15%, 02/01/23	600	792,186
NBCUniversal Media LLC
2.88%, 01/15/23[b]	1,000	998,432
4.38%, 04/01/21	1,650	1,803,066
5.15%, 04/30/20	3,789	4,255,738
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,039,540
8.63%, 01/15/19	1,400	1,646,458
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,012,463
2.75%, 11/15/19 (Call 10/15/19)	1,350	1,332,261
2.80%, 06/15/20 (Call 05/15/20)	675	657,943
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,391,676
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,234,378
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,042,971
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,031,940
4.70%, 10/15/19	2,800	3,014,620
6.50%, 07/15/18	932	1,032,859
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,263	1,281,354
4.13%, 02/15/21 (Call 11/15/20)[b]	2,900	2,974,439
5.00%, 02/01/20	2,137	2,272,511
5.85%, 05/01/17	1,544	1,616,922

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.75%, 07/01/18	$4,351	$4,778,910
8.25%, 04/01/19	2,398	2,773,278
8.75%, 02/14/19	2,146	2,501,712
Time Warner Companies Inc.
7.57%, 02/01/24[b]	500	617,413
Time Warner Entertainment Co. LP
8.38%, 03/15/23	2,140	2,639,854
Time Warner Inc.
2.10%, 06/01/19	1,000	991,469
3.40%, 06/15/22	1,450	1,456,819
3.60%, 07/15/25 (Call 04/15/25)[b]	1,750	1,724,807
4.00%, 01/15/22	650	678,713
4.05%, 12/15/23	500	515,958
4.70%, 01/15/21	2,477	2,680,945
4.75%, 03/29/21	930	1,006,912
4.88%, 03/15/20	1,145	1,249,768
Viacom Inc.
2.20%, 04/01/19[b]	150	147,362
2.50%, 12/15/16	650	656,093
2.75%, 12/15/19 (Call 11/15/19)	1,000	990,349
3.13%, 06/15/22 (Call 03/15/22)	1,800	1,683,541
3.50%, 04/01/17	1,150	1,177,367
3.88%, 12/15/21	1,050	1,037,164
3.88%, 04/01/24 (Call 01/01/24)[b]	2,775	2,633,349
4.25%, 09/01/23 (Call 06/01/23)[b]	900	884,251
4.50%, 03/01/21[b]	1,250	1,299,959
5.63%, 09/15/19	600	654,737
6.13%, 10/05/17[b]	160	170,875
Walt Disney Co. (The)
1.10%, 12/01/17	1,576	1,571,770
1.13%, 02/15/17	2,332	2,334,185
1.50%, 09/17/18	1,785	1,786,101
1.85%, 05/30/19	1,600	1,605,115
2.15%, 09/17/20	1,050	1,054,502
2.35%, 12/01/22[b]	1,150	1,135,396
2.55%, 02/15/22[b]	1,200	1,198,660
2.75%, 08/16/21	1,400	1,429,322
3.15%, 09/17/25	815	830,202
3.75%, 06/01/21	1,838	1,959,728
5.50%, 03/15/19	550	614,588
Series B
5.88%, 12/15/17	100	109,098

		167,347,579
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	1,932	1,924,863
2.25%, 06/15/20 (Call 05/15/20)	1,500	1,498,402
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,325,243
3.25%, 06/15/25 (Call 03/15/25)	1,000	992,752

		5,741,260
MINING — 1.12%
Barrick Gold Corp.
3.85%, 04/01/22[b]	2,497	2,209,027
4.10%, 05/01/23[b]	900	785,565
6.95%, 04/01/19	476	508,567
Barrick North America Finance LLC
4.40%, 05/30/21	3,103	2,949,251
6.80%, 09/15/18	1,700	1,802,303

Security	Principal (000s)	Value

Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	$975	$976,553
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	5,030	5,032,324
2.05%, 09/30/18	2,520	2,507,788
2.88%, 02/24/22[b]	1,395	1,351,152
3.25%, 11/21/21	2,382	2,362,138
3.85%, 09/30/23[b]	1,250	1,240,000
6.50%, 04/01/19	435	487,256
Freeport-McMoRan Inc.
2.15%, 03/01/17	850	794,750
2.30%, 11/14/17	50	44,500
2.38%, 03/15/18[b]	3,600	3,024,000
3.10%, 03/15/20	2,000	1,560,000
3.55%, 03/01/22 (Call 12/01/21)[b]	1,112	767,280
3.88%, 03/15/23 (Call 12/15/22)	1,250	843,750
4.00%, 11/14/21	2,500	1,825,000
4.55%, 11/14/24 (Call 08/14/24)[b]	3,550	2,414,000
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,318,853
3.63%, 06/09/21 (Call 04/09/21)	900	853,188
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,219,010
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	490	428,760
5.95%, 03/15/24 (Call 12/15/23)	1,800	1,386,000
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,997	1,794,917
5.13%, 10/01/19[b]	1,758	1,846,335
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[b]	1,148	1,184,388
3.75%, 09/20/21	2,532	2,584,198
3.75%, 06/15/25 (Call 03/15/25)[b]	1,000	958,134
4.13%, 05/20/21	1,460	1,530,595
6.50%, 07/15/18	5,500	6,050,835
9.00%, 05/01/19	945	1,134,419
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	3,500	3,472,791
2.25%, 12/14/18 (Call 11/14/18)	2,050	2,030,525
2.88%, 08/21/22 (Call 05/21/22)[b]	2,500	2,375,402
3.50%, 03/22/22 (Call 12/22/21)	1,350	1,329,710
Southern Copper Corp.
3.50%, 11/08/22	1,700	1,578,875
5.38%, 04/16/20	875	919,844
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	1,000	876,595

		68,358,578
OFFICE & BUSINESS EQUIPMENT — 0.23%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	1,550	1,543,126
4.75%, 05/15/18[b]	400	420,548
5.60%, 03/15/18	1,172	1,250,206
5.75%, 09/15/17	638	677,072
Xerox Corp.
2.75%, 09/01/20	800	750,312
2.80%, 05/15/20[b]	2,700	2,557,786
2.95%, 03/15/17	500	503,863
3.80%, 05/15/24[b]	1,000	923,316
4.50%, 05/15/21[b]	787	790,562
5.63%, 12/15/19[b]	1,150	1,216,605
6.35%, 05/15/18[b]	2,876	3,072,300
6.75%, 02/01/17	200	210,093

		13,915,789

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

OIL & GAS — 5.80%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	$1,000	$965,917
6.38%, 09/15/17	2,142	2,298,477
6.95%, 06/15/19	950	1,071,498
8.70%, 03/15/19	644	755,772
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	950	894,003
3.25%, 04/15/22 (Call 01/15/22)	712	701,123
3.63%, 02/01/21 (Call 11/01/20)[b]	1,600	1,641,316
BP Capital Markets PLC
1.38%, 11/06/17	3,231	3,218,060
1.38%, 05/10/18[b]	3,220	3,189,183
1.67%, 02/13/18	1,400	1,399,894
1.85%, 05/05/17[b]	2,220	2,232,799
2.24%, 09/26/18[b]	231	232,978
2.24%, 05/10/19	3,800	3,803,941
2.32%, 02/13/20	3,500	3,487,381
2.50%, 11/06/22	2,500	2,396,598
2.75%, 05/10/23	3,510	3,390,433
3.25%, 05/06/22	3,292	3,329,327
3.51%, 03/17/25[b]	3,390	3,394,355
3.54%, 11/04/24	1,440	1,446,088
3.56%, 11/01/21	2,750	2,839,755
3.81%, 02/10/24[b]	600	616,775
4.50%, 10/01/20[b]	941	1,021,446
4.74%, 03/11/21[b]	1,333	1,465,639
4.75%, 03/10/19	1,063	1,149,730
British Transco Finance Inc.
6.63%, 06/01/18	405	449,123
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,250	1,203,886
3.80%, 04/15/24 (Call 01/15/24)[b]	1,000	943,608
3.90%, 02/01/25 (Call 11/01/24)[b]	1,428	1,346,770
5.70%, 05/15/17	1,416	1,481,676
5.90%, 02/01/18	724	771,980
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[b]	1,000	915,637
3.80%, 09/15/23 (Call 06/15/23)	1,600	1,509,969
5.70%, 10/15/19	973	1,047,823
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[b]	7,300	7,273,661
1.37%, 03/02/18	1,546	1,542,163
1.72%, 06/24/18 (Call 05/24/18)	3,600	3,612,292
1.79%, 11/16/18	2,500	2,505,945
1.96%, 03/03/20 (Call 02/03/20)	5,000	4,950,565
2.36%, 12/05/22 (Call 09/05/22)	4,150	4,015,330
2.41%, 03/03/22 (Call 01/03/22)	1,990	1,951,568
2.42%, 11/17/20 (Call 10/17/20)	1,000	1,006,140
2.43%, 06/24/20 (Call 05/24/20)	500	504,064
3.19%, 06/24/23 (Call 03/24/23)	1,900	1,930,043
3.33%, 11/17/25 (Call 08/17/25)	2,650	2,695,642
4.95%, 03/03/19	1,026	1,125,148
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[b]	1,937	1,908,064
5.88%, 05/01/22 (Call 05/01/17)	83	86,528
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[b]	2,800	2,668,377

Security	Principal (000s)	Value

CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20[b]	$2,000	$1,969,474
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,300	4,149,078
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	4,979,059
4.25%, 04/30/24	700	718,966
ConocoPhillips
5.20%, 05/15/18[b]	1,050	1,135,972
5.75%, 02/01/19	1,100	1,222,158
6.00%, 01/15/20	1,837	2,094,614
6.65%, 07/15/18	1,015	1,138,363
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	2,300	2,275,346
1.50%, 05/15/18	3,470	3,451,121
2.20%, 05/15/20 (Call 04/15/20)[b]	525	520,468
2.40%, 12/15/22 (Call 09/15/22)	3,394	3,189,358
3.35%, 11/15/24 (Call 08/15/24)[b]	445	432,577
3.35%, 05/15/25 (Call 02/15/25)[b]	2,592	2,510,221
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	1,895	1,568,221
4.50%, 04/15/23 (Call 01/15/23)	3,750	3,262,162
5.00%, 09/15/22 (Call 03/15/17)	1,000	877,500
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	400	396,775
3.25%, 05/15/22 (Call 02/15/22)[b]	1,727	1,642,639
6.30%, 01/15/19	1,350	1,490,040
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[b]	575	506,000
5.88%, 05/01/19[b]	1,300	1,326,000
Ecopetrol SA
4.13%, 01/16/25	3,250	2,778,750
4.25%, 09/18/18	1,500	1,515,000
5.88%, 09/18/23	1,500	1,481,250
7.63%, 07/23/19[b]	1,175	1,305,719
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	356	333,324
6.50%, 05/15/19	795	861,058
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	1,000	782,500
4.70%, 03/15/21[b]	2,603	2,251,595
5.20%, 03/15/25 (Call 12/15/24)[b]	1,250	1,025,000
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	2,042	2,041,547
2.63%, 03/15/23 (Call 12/15/22)[b]	2,038	1,976,623
3.15%, 04/01/25 (Call 01/01/25)[b]	460	451,244
4.10%, 02/01/21	1,229	1,308,040
4.40%, 06/01/20[b]	1,200	1,296,187
5.63%, 06/01/19	796	884,365
5.88%, 09/15/17	529	566,897
6.88%, 10/01/18	400	452,526
EQT Corp.
4.88%, 11/15/21[b]	1,700	1,706,030
6.50%, 04/01/18	550	583,745
8.13%, 06/01/19	650	735,510
Exxon Mobil Corp.
0.92%, 03/15/17	3,898	3,897,228
1.31%, 03/06/18	2,547	2,545,733
1.82%, 03/15/19 (Call 02/15/19)	800	801,577
1.91%, 03/06/20 (Call 02/06/20)	2,250	2,241,431
2.40%, 03/06/22 (Call 01/06/22)	350	345,935
2.71%, 03/06/25 (Call 12/06/24)[b]	6,200	6,094,716

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 12/31/15)	$350	$283,500
6.63%, 05/01/21 (Call 05/01/16)	500	400,000
6.88%, 02/15/23 (Call 02/15/18)	738	568,260
Hess Corp.
1.30%, 06/15/17	500	493,328
3.50%, 07/15/24 (Call 04/15/24)[b]	960	887,487
8.13%, 02/15/19	1,226	1,406,245
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,900	1,793,716
6.15%, 06/15/19	150	162,832
7.25%, 12/15/19[b]	1,583	1,788,494
Kerr-McGee Corp.
6.95%, 07/01/24	1,500	1,739,588
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)[b]	900	862,813
2.80%, 11/01/22 (Call 08/01/22)[b]	425	379,657
3.85%, 06/01/25 (Call 03/01/25)	2,500	2,237,473
5.90%, 03/15/18	874	933,078
6.00%, 10/01/17	1,167	1,237,835
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	670	645,759
5.13%, 03/01/21	2,061	2,240,292
Murphy Oil Corp.
2.50%, 12/01/17	850	825,149
3.70%, 12/01/22 (Call 09/01/22)	635	519,988
4.00%, 06/01/22 (Call 03/01/22)	1,200	1,007,902
Nabors Industries Inc.
4.63%, 09/15/21	650	575,250
5.00%, 09/15/20[b]	1,000	940,000
5.10%, 09/15/23 (Call 06/15/23)[b]	1,250	1,081,250
9.25%, 01/15/19[b]	1,403	1,515,240
Nexen Energy ULC
6.20%, 07/30/19	1,750	1,910,720
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	1,000	946,310
4.15%, 12/15/21 (Call 09/15/21)	1,798	1,783,257
5.88%, 06/01/22 (Call 12/01/17)[b]	1,600	1,600,000
8.25%, 03/01/19	1,378	1,574,786
Noble Holding International Ltd.
2.50%, 03/15/17	300	287,250
3.95%, 03/15/22	1,400	1,071,000
4.63%, 03/01/21[b]	800	656,000
4.90%, 08/01/20[b]	899	773,140
5.95%, 04/01/25 (Call 01/01/25)[b]	450	362,250
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,716	1,705,745
1.75%, 02/15/17	1,400	1,406,057
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,161,858
3.50%, 06/15/25 (Call 03/15/25)[b]	2,500	2,506,108
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,290	1,375,368
Petro-Canada
6.05%, 05/15/18	2,250	2,443,146
Petroleos Mexicanos
3.13%, 01/23/19	1,500	1,478,790
3.50%, 07/18/18	250	252,188
3.50%, 01/30/23	6,750	6,167,813
4.25%, 01/15/25[a]	2,500	2,334,375
4.88%, 01/24/22	2,300	2,308,625
4.88%, 01/18/24	2,150	2,115,063
5.50%, 01/21/21	5,300	5,558,375
5.75%, 03/01/18	1,467	1,551,353
6.00%, 03/05/20[b]	2,900	3,128,375

Security	Principal (000s)	Value

8.00%, 05/03/19	$1,700	$1,925,250
Phillips 66
2.95%, 05/01/17	412	419,837
4.30%, 04/01/22	3,844	4,035,182
Pioneer Natural Resources Co.
3.45%, 01/15/21	210	209,475
3.95%, 07/15/22 (Call 04/15/22)	1,250	1,248,661
6.65%, 03/15/17	1,300	1,363,933
7.50%, 01/15/20	350	393,202
Pride International Inc.
6.88%, 08/15/20[b]	1,145	1,104,925
8.50%, 06/15/19[b]	958	967,580
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	275	214,500
4.88%, 06/01/22 (Call 03/01/22)[b]	1,660	1,328,000
5.00%, 09/01/17	800	808,000
7.88%, 08/01/19[b]	175	176,750
Sasol Financing International PLC
4.50%, 11/14/22	2,000	1,954,660
Shell International Finance BV
1.13%, 08/21/17[b]	9,575	9,540,624
1.63%, 11/10/18	4,430	4,417,060
1.90%, 08/10/18[b]	76	76,443
2.00%, 11/15/18	860	865,492
2.13%, 05/11/20	3,900	3,878,593
2.25%, 01/06/23	2,000	1,899,885
2.38%, 08/21/22	750	724,341
3.25%, 05/11/25	5,260	5,205,357
3.40%, 08/12/23	900	912,828
4.30%, 09/22/19	1,809	1,953,515
4.38%, 03/25/20	1,630	1,767,811
5.20%, 03/22/17	475	498,079
Southwestern Energy Co.
3.30%, 01/23/18	100	91,012
4.10%, 03/15/22 (Call 12/15/21)	3,708	2,961,215
4.95%, 01/23/25 (Call 10/23/24)[b]	550	451,346
7.50%, 02/01/18	325	316,849
Statoil ASA
1.15%, 05/15/18	790	780,961
1.20%, 01/17/18	1,700	1,688,393
2.45%, 01/17/23	4,500	4,317,149
2.75%, 11/10/21	1,000	996,980
3.13%, 08/17/17	3,035	3,126,497
3.15%, 01/23/22	158	160,479
3.25%, 11/10/24	6,500	6,475,306
5.25%, 04/15/19	1,229	1,356,255
6.70%, 01/15/18	700	769,127
Suncor Energy Inc.
6.10%, 06/01/18	1,263	1,374,865
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,350	1,248,750
7.75%, 06/01/19	990	1,059,300
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,993,560
2.75%, 07/15/23	845	823,963
Total Capital International SA
1.50%, 02/17/17	1,792	1,799,808
1.55%, 06/28/17[b]	2,985	2,997,225
2.10%, 06/19/19	3,950	3,969,486
2.13%, 01/10/19[b]	250	252,403
2.70%, 01/25/23[b]	2,200	2,155,091
2.75%, 06/19/21[b]	100	101,000
2.88%, 02/17/22[b]	1,000	1,000,867
3.70%, 01/15/24	2,500	2,585,236
3.75%, 04/10/24[b]	1,400	1,450,913

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Total Capital SA
2.13%, 08/10/18	$534	$540,263
4.13%, 01/28/21[b]	1,070	1,153,342
4.45%, 06/24/20[b]	1,254	1,369,855
Valero Energy Corp.
3.65%, 03/15/25[b]	1,600	1,536,484
6.13%, 06/15/17	1,237	1,313,231
6.13%, 02/01/20	834	935,141
9.38%, 03/15/19	956	1,151,933
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,647,840
6.25%, 08/01/17	750	812,476

		353,145,804
OIL & GAS SERVICES — 0.46%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	625	624,831
7.50%, 11/15/18	1,384	1,583,049
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,492,459
4.50%, 06/01/21 (Call 03/01/21)	1,100	1,160,192
6.38%, 07/15/18	125	136,958
FMC Technologies Inc.
2.00%, 10/01/17	900	888,216
3.45%, 10/01/22 (Call 07/01/22)	1,200	1,095,400
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	500	500,912
2.70%, 11/15/20 (Call 10/15/20)	2,650	2,660,204
3.25%, 11/15/21 (Call 08/15/21)[b]	2,525	2,570,491
3.38%, 11/15/22 (Call 09/15/22)	1,810	1,818,350
3.50%, 08/01/23 (Call 05/01/23)	1,050	1,041,647
3.80%, 11/15/25 (Call 08/15/25)	1,895	1,912,019
6.15%, 09/15/19	414	469,803
National Oilwell Varco Inc.
1.35%, 12/01/17	900	887,955
2.60%, 12/01/22 (Call 09/01/22)[b]	1,520	1,389,508
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,600	1,649,205
SESI LLC
6.38%, 05/01/19 (Call 12/31/15)[b]	625	609,375
7.13%, 12/15/21 (Call 12/15/16)[b]	2,580	2,451,000
Weatherford International LLC
6.35%, 06/15/17	835	818,300
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	489	381,420
9.63%, 03/01/19	1,598	1,621,970

		27,763,264
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	275	287,421
6.80%, 08/01/19	555	629,637
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,060,147
Rock-Tenn Co.
3.50%, 03/01/20	500	507,185
4.00%, 03/01/23 (Call 12/01/22)	1,800	1,826,437
4.90%, 03/01/22	850	908,400

Security	Principal (000s)	Value

Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	$75	$78,327

		5,297,554
PHARMACEUTICALS — 3.81%
Abbott Laboratories
2.00%, 03/15/20	1,225	1,212,264
2.55%, 03/15/22	2,460	2,438,909
2.95%, 03/15/25 (Call 12/15/24)[b]	640	630,290
4.13%, 05/27/20[b]	800	859,970
5.13%, 04/01/19	1,678	1,845,928
AbbVie Inc.
1.75%, 11/06/17	2,400	2,408,342
1.80%, 05/14/18	8,250	8,230,852
2.00%, 11/06/18[b]	1,900	1,901,219
2.50%, 05/14/20 (Call 04/14/20)	5,482	5,439,585
2.90%, 11/06/22	6,725	6,543,491
3.60%, 05/14/25 (Call 02/14/25)[b]	5,695	5,627,798
Actavis Funding SCS
1.30%, 06/15/17	2,000	1,986,802
2.35%, 03/12/18	2,285	2,301,836
2.45%, 06/15/19[b]	195	194,636
3.00%, 03/12/20 (Call 02/12/20)[b]	4,120	4,171,083
3.45%, 03/15/22 (Call 01/15/22)	5,282	5,340,534
3.80%, 03/15/25 (Call 12/15/24)	5,575	5,617,767
3.85%, 06/15/24 (Call 03/15/24)	1,000	1,014,269
Actavis Inc.
1.88%, 10/01/17	2,800	2,801,919
3.25%, 10/01/22 (Call 07/01/22)	2,400	2,375,362
6.13%, 08/15/19	1,195	1,339,451
Allergan Inc./U.S.
1.35%, 03/15/18	3,150	3,100,419
2.80%, 03/15/23 (Call 12/15/22)	2,025	1,921,985
3.38%, 09/15/20	4,250	4,348,075
AmerisourceBergen Corp.
1.15%, 05/15/17	900	893,087
3.25%, 03/01/25 (Call 12/01/24)	437	421,058
3.40%, 05/15/24 (Call 02/15/24)	1,000	980,567
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,095,917
AstraZeneca PLC
1.95%, 09/18/19	2,300	2,292,834
2.38%, 11/16/20	1,000	998,120
3.38%, 11/16/25	1,500	1,504,498
5.90%, 09/15/17	2,017	2,177,262
Baxalta Inc.
2.00%, 06/22/18[a,b]	140	138,799
2.88%, 06/23/20 (Call 05/23/20)[a]	3,705	3,676,708
3.60%, 06/23/22 (Call 04/23/22)[a]	500	500,891
4.00%, 06/23/25 (Call 03/23/25)[a]	805	799,345
Bristol-Myers Squibb Co.
0.88%, 08/01/17[b]	3,355	3,335,055
2.00%, 08/01/22	606	584,980
3.25%, 11/01/23[b]	400	412,143
Cardinal Health Inc.
1.95%, 06/15/18	1,255	1,254,775
2.40%, 11/15/19	1,200	1,197,504
3.20%, 06/15/22[b]	1,350	1,344,525
3.20%, 03/15/23	1,300	1,285,844
3.75%, 09/15/25 (Call 06/15/25)	685	693,822
4.63%, 12/15/20	600	650,083
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,145	1,184,550

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Eli Lilly & Co.
1.25%, 03/01/18	$493	$491,831
1.95%, 03/15/19	2,385	2,401,273
5.20%, 03/15/17[b]	1,188	1,248,318
Express Scripts Holding Co.
1.25%, 06/02/17	869	863,397
2.25%, 06/15/19	5,000	4,975,458
2.65%, 02/15/17	1,000	1,010,840
3.90%, 02/15/22	1,915	1,982,275
4.75%, 11/15/21	800	859,765
7.25%, 06/15/19	1,665	1,920,528
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	8,442	9,266,894
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	646	648,416
2.85%, 05/08/22	1,297	1,306,939
Johnson & Johnson
1.65%, 12/05/18	323	324,258
1.88%, 12/05/19	1,750	1,754,694
2.45%, 12/05/21	1,500	1,507,912
2.95%, 09/01/20	1,469	1,531,548
3.38%, 12/05/23	188	199,605
3.55%, 05/15/21	1,450	1,545,846
5.15%, 07/15/18	538	590,091
5.55%, 08/15/17	3,136	3,374,634
McKesson Corp.
1.40%, 03/15/18	1,250	1,235,305
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,497,924
2.85%, 03/15/23 (Call 12/15/22)	500	480,195
3.80%, 03/15/24 (Call 12/15/23)[b]	2,500	2,530,563
4.75%, 03/01/21 (Call 12/01/20)	750	810,322
5.70%, 03/01/17	567	593,932
7.50%, 02/15/19	1,985	2,288,450
Mead Johnson Nutrition Co.
3.00%, 11/15/20 (Call 10/15/20)	1,065	1,063,256
4.90%, 11/01/19	125	133,686
Medco Health Solutions Inc.
4.13%, 09/15/20	500	527,062
7.13%, 03/15/18	1,338	1,484,974
Merck & Co. Inc.
1.10%, 01/31/18	1,493	1,484,834
1.30%, 05/18/18	8,507	8,476,796
2.35%, 02/10/22	250	245,756
2.75%, 02/10/25 (Call 11/10/24)	5,125	4,994,705
2.80%, 05/18/23[b]	2,400	2,396,897
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,094,462
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,128	1,245,364
Mylan Inc.
2.55%, 03/28/19	3,550	3,477,094
Novartis Capital Corp.
2.40%, 09/21/22	1,650	1,634,675
3.00%, 11/20/25	1,000	996,641
3.40%, 05/06/24[b]	5,300	5,501,195
4.40%, 04/24/20	168	184,106
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,713	5,195,995
Owens & Minor Inc.
3.88%, 09/15/21	250	249,856
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	1,910	1,878,117
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	3,500	3,433,521

Security	Principal (000s)	Value

3.90%, 12/15/24 (Call 09/15/24)	$1,000	$966,705
Pfizer Inc.
0.90%, 01/15/17	339	338,108
1.10%, 05/15/17	1,400	1,396,651
1.50%, 06/15/18	1,500	1,493,419
2.10%, 05/15/19[b]	2,400	2,405,940
3.00%, 06/15/23[b]	4,275	4,298,181
3.40%, 05/15/24[b]	2,250	2,288,226
4.65%, 03/01/18	200	213,299
6.20%, 03/15/19	4,634	5,233,711
Pharmacia Corp.
6.50%, 12/01/18	2,140	2,417,240
Sanofi
1.25%, 04/10/18	2,050	2,043,963
4.00%, 03/29/21	4,532	4,851,387
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[b]	591	563,037
Series 2
3.65%, 11/10/21	2,579	2,578,226
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,423	1,422,573
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	775	753,076
Wyeth LLC
5.45%, 04/01/17	315	332,709
Zoetis Inc.
1.88%, 02/01/18	750	742,396
3.25%, 02/01/23 (Call 11/01/22)[b]	2,500	2,381,189
3.45%, 11/13/20 (Call 10/13/20)	270	272,349
4.50%, 11/13/25 (Call 08/13/25)	650	660,274

		231,668,017
PIPELINES — 2.41%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	111,747
5.75%, 09/15/19	2,200	2,259,533
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	575	520,083
4.35%, 10/15/24 (Call 07/15/24)	1,450	1,308,568
4.88%, 02/01/21 (Call 11/01/20)	475	472,180
5.50%, 08/15/19	500	515,901
6.05%, 01/15/18	850	886,354
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	1,123	1,182,924
6.00%, 05/15/18	580	629,825
6.13%, 11/01/17	200	215,487
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[a]	2,500	2,478,799
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	360,252
8.63%, 01/15/22[b]	650	701,138
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	500	445,060
3.90%, 05/15/24 (Call 02/15/24)[a]	1,260	988,479
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	146,189
4.38%, 10/15/20 (Call 09/15/20)[b]	1,000	1,002,950
5.20%, 03/15/20	320	331,082
5.88%, 10/15/25 (Call 07/15/25)[b]	1,000	992,933
9.88%, 03/01/19	1,535	1,791,526
Series B
6.50%, 04/15/18	1,000	1,061,174

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	$1,690	$1,450,002
5.60%, 04/01/17	975	1,009,322
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	434,364
4.05%, 03/15/25 (Call 12/15/24)	1,600	1,367,922
4.15%, 10/01/20 (Call 08/01/20)[b]	1,675	1,624,550
4.65%, 06/01/21 (Call 03/01/21)	1,487	1,447,941
5.20%, 02/01/22 (Call 11/01/21)	1,966	1,918,392
6.13%, 02/15/17	230	239,030
6.70%, 07/01/18	1,000	1,068,714
9.00%, 04/15/19	840	951,206
9.70%, 03/15/19	665	765,029
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	645	567,270
4.40%, 04/01/24 (Call 01/01/24)	1,535	1,397,378
Enterprise Products Operating LLC
1.65%, 05/07/18	655	646,091
2.55%, 10/15/19 (Call 09/15/19)	960	947,575
3.35%, 03/15/23 (Call 12/15/22)	3,000	2,846,756
3.75%, 02/15/25 (Call 11/15/24)[b]	2,000	1,892,308
4.05%, 02/15/22	4,228	4,257,995
5.20%, 09/01/20	393	426,363
5.25%, 01/31/20	1,000	1,081,090
6.50%, 01/31/19	1,050	1,164,934
6.65%, 04/15/18	800	879,337
Series L
6.30%, 09/15/17	762	817,365
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	560,339
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,500	1,387,292
3.45%, 02/15/23 (Call 11/15/22)	1,000	830,767
3.50%, 03/01/21 (Call 01/01/21)[b]	1,375	1,213,212
3.95%, 09/01/22 (Call 06/01/22)[b]	1,000	873,861
4.15%, 03/01/22[b]	900	802,543
4.25%, 09/01/24 (Call 06/01/24)	5,020	4,150,909
4.30%, 05/01/24 (Call 02/01/24)	1,000	836,641
5.00%, 10/01/21 (Call 07/01/21)	1,500	1,391,697
5.30%, 09/15/20	3,400	3,328,740
5.80%, 03/01/21[b]	930	911,191
5.95%, 02/15/18[b]	1,105	1,129,412
6.00%, 02/01/17[b]	1,000	1,030,178
6.50%, 04/01/20	675	696,575
6.85%, 02/15/20	1,715	1,790,542
9.00%, 02/01/19	400	437,635
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,455	2,241,206
6.50%, 09/15/20[b]	1,000	1,028,569
Magellan Midstream Partners LP
4.25%, 02/01/21	770	785,888
6.55%, 07/15/19	1,525	1,689,793
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[b]	100	89,477
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	102,855
Northwest Pipeline LLC
6.05%, 06/15/18	215	234,064
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	974,671
3.20%, 09/15/18 (Call 08/15/18)[b]	900	884,003
3.38%, 10/01/22 (Call 07/01/22)	2,776	2,355,563

Security	Principal (000s)	Value

8.63%, 03/01/19	$620	$696,349
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[b]	300	319,266
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	1,000	896,707
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	575	540,013
3.60%, 11/01/24 (Call 08/01/24)	1,500	1,299,347
3.65%, 06/01/22 (Call 03/01/22)	900	827,665
4.65%, 10/15/25 (Call 07/15/25)[b]	2,450	2,276,730
5.00%, 02/01/21 (Call 11/01/20)[b]	1,975	2,000,267
5.75%, 01/15/20	690	717,993
6.50%, 05/01/18	1,900	2,011,579
8.75%, 05/01/19	125	141,833
Questar Pipeline Co.
5.83%, 02/01/18[b]	575	618,603
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,200	1,086,463
5.00%, 10/01/22 (Call 07/01/22)	1,000	949,944
5.50%, 04/15/23 (Call 10/15/17)[b]	2,500	2,350,000
5.88%, 03/01/22 (Call 12/01/21)	3,000	3,015,811
6.50%, 07/15/21 (Call 07/15/16)	1,000	1,020,000
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	325	334,044
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	525	515,999
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	474,534
6.20%, 04/15/18	2,950	3,141,643
8.00%, 10/01/19	850	972,730
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[b]	2,750	2,515,609
4.75%, 03/15/24 (Call 12/15/23)	250	252,170
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,490	1,286,477
4.65%, 02/15/22	675	637,686
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	650	619,184
4.65%, 06/15/21 (Call 03/15/21)	450	443,406
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	1,020,276
TransCanada PipeLines Ltd.
1.63%, 11/09/17	1,500	1,497,679
1.88%, 01/12/18	1,760	1,759,909
2.50%, 08/01/22	1,150	1,075,636
3.75%, 10/16/23 (Call 07/16/23)	1,100	1,091,133
3.80%, 10/01/20	2,720	2,847,686
6.35%, 05/15/67 (Call 05/15/17)[d]	1,000	815,000
6.50%, 08/15/18	1,462	1,627,119
7.13%, 01/15/19	149	170,509
9.88%, 01/01/21	320	420,246
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,194,464
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	539,720
3.95%, 06/01/25 (Call 03/01/25)	150	135,358
4.00%, 07/01/22 (Call 04/01/22)	850	808,780
5.38%, 06/01/21 (Call 03/01/21)	853	889,414
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	1,488	1,179,240
4.55%, 06/24/24 (Call 03/24/24)	1,221	989,010
7.88%, 09/01/21	1,100	1,122,000

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$1,250	$1,061,849
3.60%, 03/15/22 (Call 01/15/22)	446	387,415
4.00%, 11/15/21 (Call 08/15/21)	4,650	4,221,325
4.00%, 09/15/25 (Call 06/15/25)[b]	1,000	816,552
4.30%, 03/04/24 (Call 12/04/23)	2,700	2,337,389
5.25%, 03/15/20	932	933,505
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	2,500	2,200,000
4.88%, 03/15/24 (Call 03/15/19)	1,000	870,000
6.13%, 07/15/22 (Call 01/15/17)[b]	2,260	2,243,050
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	1,300	1,366,086

		146,943,143
REAL ESTATE — 0.14%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)[b]	1,500	1,502,887
4.13%, 07/01/24 (Call 04/01/24)	262	262,101
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	994,731
5.80%, 04/25/17	250	262,561
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	1,500	1,516,877
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)[b]	500	499,297
5.88%, 06/15/17	600	635,185
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	500	477,048
4.60%, 04/01/24 (Call 01/01/24)	2,250	2,262,164

		8,412,851
REAL ESTATE INVESTMENT TRUSTS — 2.85%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	992,297
4.60%, 04/01/22 (Call 01/01/22)	2,500	2,609,195
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[b]	1,000	993,499
3.40%, 02/15/19	654	670,881
3.45%, 09/15/21	1,150	1,152,637
3.50%, 01/31/23	1,600	1,561,327
4.50%, 01/15/18	874	916,792
4.70%, 03/15/22	1,600	1,682,609
5.00%, 02/15/24[b]	4,100	4,378,464
5.05%, 09/01/20	1,156	1,254,514
5.90%, 11/01/21	1,395	1,560,203
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)[b]	2,690	2,596,934
3.63%, 10/01/20 (Call 07/01/20)	1,250	1,300,884
3.95%, 01/15/21 (Call 10/15/20)	550	573,388
5.70%, 03/15/17	750	787,213
6.10%, 03/15/20	300	340,313
BioMed Realty LP
2.63%, 05/01/19 (Call 04/01/19)	100	96,250
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,460,298
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	900	879,074
3.70%, 11/15/18 (Call 08/17/18)	730	758,147
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	1,015,788
3.85%, 02/01/23 (Call 11/01/22)	500	513,165
4.13%, 05/15/21 (Call 02/15/21)	899	947,189
5.63%, 11/15/20 (Call 08/15/20)	900	1,006,953

Security	Principal (000s)	Value

5.88%, 10/15/19 (Call 07/17/19)	$4,150	$4,613,803
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	1,750	1,710,264
4.10%, 10/01/24 (Call 07/01/24)	500	485,556
5.70%, 05/01/17	100	104,658
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,750	1,804,444
4.63%, 06/15/21 (Call 03/15/21)	200	212,218
4.88%, 06/15/23 (Call 03/15/23)	100	107,985
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	1,200	1,213,827
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	1,550	1,511,632
5.25%, 02/15/24 (Call 11/15/23)	1,300	1,315,197
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	250	268,136
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	471,698
3.50%, 01/15/21 (Call 11/15/20)	103	102,975
3.63%, 02/01/25 (Call 11/01/24)[b]	1,000	944,235
4.63%, 07/15/22 (Call 04/15/22)	1,100	1,140,266
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[a,b]	1,000	993,124
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	1,000	964,999
5.25%, 03/15/21 (Call 12/15/20)	2,290	2,445,788
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	950	929,243
3.88%, 10/15/22 (Call 07/15/22)	1,200	1,203,884
4.38%, 06/15/22 (Call 03/15/22)	1,850	1,904,963
5.95%, 02/15/17	117	122,853
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	2,400	2,543,095
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	646,213
6.25%, 06/15/17 (Call 12/15/16)	550	569,941
6.65%, 01/15/18 (Call 07/15/17)	200	211,540
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	1,000	974,773
4.63%, 12/15/21 (Call 09/15/21)	929	1,000,747
4.75%, 07/15/20 (Call 04/15/20)	1,488	1,612,694
5.75%, 06/15/17	1,322	1,401,183
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,006,054
3.88%, 05/01/24 (Call 02/01/24)[b]	2,000	2,007,779
5.50%, 03/15/17	950	992,239
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[b]	2,500	2,399,411
3.40%, 02/01/25 (Call 11/01/24)[b]	3,500	3,258,441
3.75%, 02/01/19 (Call 11/01/18)	1,050	1,086,539
3.88%, 08/15/24 (Call 05/17/24)	500	484,000
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,002,028
5.38%, 02/01/21 (Call 11/03/20)	1,418	1,550,309
5.63%, 05/01/17[b]	640	671,900
6.00%, 01/30/17	1,300	1,359,698
6.70%, 01/30/18	926	1,011,548
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	196	190,823
5.75%, 01/15/21	1,150	1,267,188
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	500	492,920
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	500	489,409
3.63%, 01/15/23 (Call 10/15/22)	2,150	2,091,385
5.85%, 03/15/17	250	261,405

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	$1,250	$1,213,940
4.65%, 03/15/24 (Call 09/15/23)	1,400	1,383,872
5.00%, 08/15/22 (Call 02/15/22)	350	361,864
5.63%, 03/15/17	1,350	1,403,365
6.70%, 01/15/18 (Call 07/15/17)	200	212,651
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	3,450	3,317,550
5.25%, 03/15/22 (Call 12/15/21)	250	267,734
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,100	1,058,546
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,784,396
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,353,117
3.20%, 05/01/21 (Call 03/01/21)	319	319,686
5.70%, 05/01/17	1,550	1,632,223
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,014,182
4.40%, 02/15/24 (Call 11/15/23)	1,100	1,120,755
4.75%, 10/01/20 (Call 07/01/20)	100	106,755
5.50%, 12/15/16	200	207,294
6.63%, 10/01/17	425	458,304
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	800	796,271
3.15%, 05/15/23 (Call 02/15/23)	450	395,640
4.50%, 04/18/22 (Call 01/18/22)	475	459,136
7.75%, 08/15/19	1,000	1,140,620
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,217,040
4.30%, 10/15/23 (Call 07/15/23)	1,400	1,420,989
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	950	917,350
3.90%, 06/15/24 (Call 03/15/24)[b]	1,150	1,136,064
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,102,052
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	938,582
4.45%, 03/15/24 (Call 12/15/23)	1,100	1,098,482
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	100	100,880
4.25%, 08/15/23 (Call 05/15/23)[b]	2,700	2,837,422
4.50%, 08/15/17	680	717,400
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	1,597	1,566,099
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	750	750,345
3.25%, 10/15/22 (Call 07/15/22)	900	874,571
3.88%, 07/15/24 (Call 04/15/24)	850	841,111
6.75%, 08/15/19[b]	350	399,576
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	500	500,019
3.60%, 02/01/20 (Call 01/01/20)[b]	1,500	1,513,873
4.50%, 02/01/25 (Call 11/01/24)	1,600	1,511,322
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	698,745
4.75%, 05/01/24 (Call 11/01/23)	1,500	1,470,476
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,664	1,680,741
2.20%, 02/01/19 (Call 11/01/18)	154	154,541
2.50%, 09/01/20 (Call 06/01/20)	1,000	1,001,036
2.75%, 02/01/23 (Call 11/01/22)	500	486,643

Security	Principal (000s)	Value

2.80%, 01/30/17 (Call 10/30/16)	$1,550	$1,569,833
3.38%, 03/15/22 (Call 12/15/21)[b]	50	51,114
3.50%, 09/01/25 (Call 06/01/25)[b]	19	19,092
3.75%, 02/01/24 (Call 11/01/23)	1,500	1,549,938
4.13%, 12/01/21 (Call 09/01/21)	290	308,299
4.38%, 03/01/21 (Call 12/01/20)	5,621	6,070,788
5.65%, 02/01/20 (Call 11/01/19)	978	1,095,937
6.13%, 05/30/18 (Call 12/21/15)	4,783	5,320,466
10.35%, 04/01/19 (Call 01/01/19)	1,328	1,639,738
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	500	490,658
3.88%, 12/01/23 (Call 09/01/23)	1,400	1,395,783
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	1,050	1,085,564
4.25%, 06/01/18	950	994,116
4.63%, 01/10/22 (Call 10/10/21)	725	773,042
Ventas Realty LP
1.25%, 04/17/17	1,525	1,514,939
3.50%, 02/01/25 (Call 11/01/24)	1,500	1,435,154
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,545,756
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,134,885
4.00%, 04/30/19 (Call 01/30/19)	225	234,126
4.25%, 03/01/22 (Call 12/01/21)	1,300	1,342,441
4.75%, 06/01/21 (Call 03/01/21)	900	957,769
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	450	481,380
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,327,122
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	194,434
Welltower Inc.
2.25%, 03/15/18	950	949,413
3.75%, 03/15/23 (Call 12/15/22)[b]	1,400	1,374,589
4.13%, 04/01/19 (Call 01/01/19)	650	680,658
4.50%, 01/15/24 (Call 10/15/23)	1,100	1,130,152
4.70%, 09/15/17	950	994,205
4.95%, 01/15/21 (Call 10/15/20)[b]	888	954,473
5.25%, 01/15/22 (Call 10/15/21)	1,358	1,477,965
Weyerhaeuser Co.
4.63%, 09/15/23	750	786,222
7.38%, 10/01/19	2,000	2,314,086

		173,340,421
RETAIL — 2.72%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	559,177
5.75%, 05/01/20	1,750	1,894,488
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	1,770	1,773,668
5.50%, 02/01/20	445	482,702
AutoZone Inc.
1.30%, 01/13/17	1,100	1,097,371
2.88%, 01/15/23 (Call 10/15/22)	750	726,685
3.25%, 04/15/25 (Call 01/15/25)	970	941,721
3.70%, 04/15/22 (Call 01/15/22)	2,150	2,201,017
4.00%, 11/15/20 (Call 08/15/20)[b]	150	157,716
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	688	659,857
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	1,800	1,850,202

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Brinker International Inc.
3.88%, 05/15/23[b]	$764	$740,180
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[b]	1,700	1,603,396
Costco Wholesale Corp.
1.13%, 12/15/17	1,900	1,893,850
1.70%, 12/15/19	1,900	1,884,896
1.75%, 02/15/20	1,173	1,163,309
2.25%, 02/15/22	850	831,660
5.50%, 03/15/17	1,642	1,731,648
CVS Health Corp.
1.20%, 12/05/16	731	731,833
1.90%, 07/20/18	7,300	7,326,689
2.25%, 12/05/18 (Call 11/05/18)[b]	820	827,039
2.80%, 07/20/20 (Call 06/20/20)	2,500	2,534,727
3.38%, 08/12/24 (Call 05/12/24)[b]	5,000	5,002,069
3.88%, 07/20/25 (Call 04/20/25)[b]	6,500	6,657,317
4.00%, 12/05/23 (Call 09/05/23)	1,250	1,312,205
4.13%, 05/15/21 (Call 02/15/21)	600	638,113
4.75%, 05/18/20 (Call 11/18/19)	2,600	2,827,091
4.75%, 12/01/22 (Call 09/01/22)[a]	2,000	2,151,868
5.75%, 06/01/17	842	895,969
Darden Restaurants Inc.
6.45%, 10/15/17	1,515	1,663,773
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,238,596
4.13%, 07/15/17[b]	475	489,589
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[b]	2,050	2,122,414
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	4,400	4,449,258
2.25%, 09/10/18 (Call 08/10/18)[b]	3,140	3,216,360
2.63%, 06/01/22 (Call 05/01/22)	2,022	2,020,386
2.70%, 04/01/23 (Call 01/01/23)[b]	1,750	1,740,822
3.35%, 09/15/25 (Call 06/15/25)[b]	170	173,496
4.40%, 04/01/21 (Call 01/01/21)	2,109	2,332,562
Kohl's Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	1,488	1,515,580
4.25%, 07/17/25 (Call 04/17/25)[b]	1,000	982,954
4.75%, 12/15/23 (Call 09/15/23)	500	519,158
Lowe's Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,685	1,696,585
3.12%, 04/15/22 (Call 01/15/22)	278	283,143
3.38%, 09/15/25 (Call 06/15/25)	2,020	2,045,653
3.75%, 04/15/21 (Call 01/15/21)	150	158,923
3.80%, 11/15/21 (Call 08/15/21)[b]	1,555	1,648,688
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,147,862
5.40%, 10/15/16	750	780,025
Macy's Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	1,300	1,236,360
3.88%, 01/15/22 (Call 10/15/21)	2,474	2,481,203
5.90%, 12/01/16	1,373	1,434,335
7.45%, 07/15/17	850	921,609
McDonald's Corp.
1.88%, 05/29/19	1,800	1,778,312
2.20%, 05/26/20 (Call 04/26/20)	2,007	1,976,949
2.63%, 01/15/22[b]	848	827,104
3.25%, 06/10/24[b]	1,176	1,157,106
3.38%, 05/26/25 (Call 02/26/25)[b]	1,500	1,468,439
3.63%, 05/20/21	1,250	1,295,180
5.00%, 02/01/19	500	541,859
5.30%, 03/15/17	245	256,975
5.35%, 03/01/18	1,158	1,246,426

Security	Principal (000s)	Value

5.80%, 10/15/17	$600	$644,364
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,250	1,315,203
4.75%, 05/01/20[b]	1,250	1,366,598
6.25%, 01/15/18	740	808,943
O'Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,109,133
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,121,248
4.88%, 01/14/21 (Call 10/14/20)	115	124,024
QVC Inc.
3.13%, 04/01/19	175	172,376
4.38%, 03/15/23	350	334,911
4.45%, 02/15/25 (Call 11/15/24)	750	708,200
4.85%, 04/01/24	1,650	1,605,881
5.13%, 07/02/22	2,300	2,322,384
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	489,751
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	2,340	2,260,135
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,150	1,154,993
2.70%, 06/15/22 (Call 04/15/22)	900	905,327
3.85%, 10/01/23 (Call 07/01/23)	1,650	1,759,579
Target Corp.
2.30%, 06/26/19[b]	2,000	2,037,518
2.90%, 01/15/22	1,350	1,372,055
3.50%, 07/01/24[b]	1,500	1,557,599
3.88%, 07/15/20	377	406,231
5.38%, 05/01/17	2,628	2,784,843
5.88%, 07/15/16	92	95,012
6.00%, 01/15/18	2,474	2,711,256
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,002,230
6.95%, 04/15/19	1,855	2,136,191
Wal-Mart Stores Inc.
1.00%, 04/21/17	1,088	1,088,952
1.13%, 04/11/18[b]	1,000	996,932
1.95%, 12/15/18[b]	1,750	1,772,931
2.55%, 04/11/23 (Call 01/11/23)	3,250	3,204,923
3.25%, 10/25/20[b]	1,454	1,538,040
3.30%, 04/22/24 (Call 01/22/24)	3,425	3,531,458
3.63%, 07/08/20[b]	877	940,342
4.13%, 02/01/19[b]	1,700	1,833,894
4.25%, 04/15/21	3,099	3,426,567
5.38%, 04/05/17	1,761	1,865,165
5.80%, 02/15/18	2,772	3,045,658
Walgreen Co.
3.10%, 09/15/22	2,500	2,418,004
5.25%, 01/15/19	157	169,221
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	3,000	2,999,429
3.80%, 11/18/24 (Call 08/18/24)	4,610	4,517,495

		165,601,143
SAVINGS & LOANS — 0.06%
People's United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	500	497,878
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	2,850	2,909,737

		3,407,615

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.91%
Altera Corp.
1.75%, 05/15/17	$2,000	$2,006,123
4.10%, 11/15/23	950	991,335
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,250	1,209,357
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	576,774
3.90%, 10/01/25 (Call 07/01/25)	640	640,535
4.30%, 06/15/21	1,250	1,328,712
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	550	540,321
2.70%, 11/01/18	725	728,901
3.50%, 08/01/24 (Call 05/01/24)	825	814,686
Intel Corp.
1.35%, 12/15/17	4,793	4,804,896
2.45%, 07/29/20	2,840	2,878,143
2.70%, 12/15/22[b]	3,000	2,990,586
3.10%, 07/29/22	2,015	2,063,943
3.30%, 10/01/21	2,586	2,703,981
3.70%, 07/29/25 (Call 04/29/25)	4,500	4,678,146
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	875	885,044
4.13%, 11/01/21 (Call 09/01/21)	2,790	2,785,517
4.65%, 11/01/24 (Call 08/01/24)[b]	900	901,967
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	2,000	1,959,792
3.80%, 03/15/25 (Call 12/15/24)	1,000	932,887
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	1,000	987,594
National Semiconductor Corp.
6.60%, 06/15/17	800	865,845
QUALCOMM Inc.
1.40%, 05/18/18	3,221	3,186,460
2.25%, 05/20/20[b]	2,250	2,213,659
3.00%, 05/20/22	4,000	3,862,827
3.45%, 05/20/25 (Call 02/20/25)	2,000	1,873,449
Texas Instruments Inc.
0.88%, 03/12/17	950	945,650
1.00%, 05/01/18[b]	750	739,774
1.65%, 08/03/19	1,019	1,007,660
1.75%, 05/01/20 (Call 04/01/20)	750	739,123
2.75%, 03/12/21 (Call 02/12/21)	500	504,703
Xilinx Inc.
2.13%, 03/15/19[b]	1,731	1,718,426
3.00%, 03/15/21	150	149,593

		55,216,409
SOFTWARE — 1.43%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,500	1,459,358
4.75%, 02/01/20	1,740	1,898,607
Autodesk Inc.
1.95%, 12/15/17	1,775	1,766,674
3.60%, 12/15/22 (Call 09/15/22)	500	490,258
4.38%, 06/15/25 (Call 03/15/25)	1,155	1,146,600
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	950	983,023
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,210	1,240,866
5.38%, 12/01/19[b]	1,000	1,084,758

Security	Principal (000s)	Value

CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	$220	$219,683
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	2,000	1,959,362
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,482,570
2.85%, 10/15/18	550	554,426
3.50%, 04/15/23 (Call 01/15/23)	900	855,478
5.00%, 03/15/22 (Call 03/15/17)	2,200	2,281,305
5.00%, 10/15/25 (Call 07/15/25)	750	771,986
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	2,500	2,486,845
3.50%, 10/01/22 (Call 07/01/22)	950	948,867
4.63%, 10/01/20	1,000	1,076,988
4.75%, 06/15/21	850	916,138
Intuit Inc.
5.75%, 03/15/17	1,460	1,534,327
Microsoft Corp.
0.88%, 11/15/17	346	345,256
1.00%, 05/01/18[b]	2,300	2,288,137
1.30%, 11/03/18	1,500	1,496,265
1.63%, 12/06/18	2,000	2,013,402
1.85%, 02/12/20 (Call 01/12/20)	1,850	1,852,522
2.00%, 11/03/20 (Call 10/03/20)	1,385	1,385,295
2.13%, 11/15/22	2,800	2,712,510
2.38%, 02/12/22 (Call 01/12/22)	1,552	1,548,972
2.38%, 05/01/23 (Call 02/01/23)[b]	1,150	1,122,046
2.70%, 02/12/25 (Call 11/12/24)[b]	4,525	4,445,382
3.63%, 12/15/23 (Call 09/15/23)	1,950	2,059,223
4.00%, 02/08/21[b]	2,150	2,352,411
4.20%, 06/01/19	374	406,500
Oracle Corp.
1.20%, 10/15/17[b]	4,181	4,192,097
2.25%, 10/08/19[b]	4,275	4,326,252
2.38%, 01/15/19	1,500	1,529,023
2.50%, 05/15/22 (Call 03/15/22)	7,375	7,271,397
2.50%, 10/15/22	7,500	7,332,853
2.95%, 05/15/25 (Call 02/15/25)[b]	4,900	4,765,810
3.63%, 07/15/23	3,200	3,315,562
3.88%, 07/15/20	326	349,937
5.00%, 07/08/19	1,219	1,348,829
5.75%, 04/15/18	3,078	3,382,661

		87,000,461
TELECOMMUNICATIONS — 3.56%
America Movil SAB de CV
3.13%, 07/16/22[b]	3,750	3,693,740
5.00%, 10/16/19	500	542,307
5.00%, 03/30/20	2,200	2,403,968
5.63%, 11/15/17[b]	1,219	1,301,823
AT&T Inc.
1.40%, 12/01/17[b]	1,900	1,889,346
1.60%, 02/15/17[b]	1,436	1,439,647
1.70%, 06/01/17	4,896	4,911,464
2.30%, 03/11/19	1,500	1,504,442
2.38%, 11/27/18	700	708,043
2.45%, 06/30/20 (Call 05/30/20)	8,315	8,223,944
2.63%, 12/01/22 (Call 09/01/22)	1,900	1,821,661
3.00%, 02/15/22	1,500	1,486,593
3.00%, 06/30/22 (Call 04/30/22)	1,885	1,862,870
3.40%, 05/15/25 (Call 02/15/25)	8,000	7,748,174
3.88%, 08/15/21	1,423	1,479,811

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.90%, 03/11/24 (Call 12/11/23)[b]	$500	$510,750
4.45%, 05/15/21	1,285	1,374,413
5.50%, 02/01/18	6,783	7,317,221
5.80%, 02/15/19	5,888	6,539,352
British Telecommunications PLC
1.25%, 02/14/17	595	593,327
2.35%, 02/14/19	1,425	1,426,930
5.95%, 01/15/18	2,313	2,505,518
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	321	321,919
3.85%, 04/15/23	2,750	2,711,657
Cisco Systems Inc.
1.10%, 03/03/17	4,808	4,808,802
1.65%, 06/15/18	3,900	3,921,588
2.13%, 03/01/19[b]	1,550	1,568,988
2.45%, 06/15/20[b]	4,000	4,061,100
2.90%, 03/04/21[b]	250	257,944
3.00%, 06/15/22	2,885	2,943,709
3.15%, 03/14/17	2,301	2,359,968
3.50%, 06/15/25[b]	1,550	1,603,540
3.63%, 03/04/24[b]	1,200	1,259,913
4.45%, 01/15/20	1,362	1,489,121
4.95%, 02/15/19	1,469	1,616,071
Corning Inc.
1.45%, 11/15/17	1,000	989,761
3.70%, 11/15/23 (Call 08/15/23)[b]	750	759,094
4.25%, 08/15/20	365	382,331
6.63%, 05/15/19	440	494,975
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,223,292
6.75%, 08/20/18	2,118	2,375,292
GTE Corp.
6.84%, 04/15/18	440	491,510
Harris Corp.
2.00%, 04/27/18	325	321,390
3.83%, 04/27/25 (Call 01/27/25)	1,660	1,643,501
4.40%, 12/15/20	200	209,609
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[b]	950	941,265
4.50%, 03/15/24[b]	1,575	1,585,830
4.60%, 03/15/21	1,010	1,040,744
Motorola Solutions Inc.
3.50%, 09/01/21	2,800	2,604,763
3.50%, 03/01/23	1,400	1,229,038
3.75%, 05/15/22	1,700	1,547,111
7.50%, 05/15/25	600	679,526
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,223	2,209,247
Orange SA
2.75%, 02/06/19	3,550	3,619,989
4.13%, 09/14/21	1,334	1,420,032
5.38%, 07/08/19[b]	1,034	1,143,105
Qwest Corp.
6.50%, 06/01/17[b]	1,250	1,321,875
6.75%, 12/01/21	2,631	2,762,550
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[b]	1,870	1,939,201
6.80%, 08/15/18	1,700	1,905,326
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	850	879,492
Telefonica Emisiones SAU
3.19%, 04/27/18	1,000	1,021,284
4.57%, 04/27/23[b]	2,000	2,102,587

Security	Principal (000s)	Value

5.13%, 04/27/20	$474	$519,431
5.46%, 02/16/21	2,664	2,990,878
5.88%, 07/15/19	648	719,621
6.22%, 07/03/17	3,200	3,413,450
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,101,680
Verizon Communications Inc.
1.10%, 11/01/17	1,000	991,788
1.35%, 06/09/17	3,600	3,598,035
2.45%, 11/01/22 (Call 08/01/22)	3,000	2,865,082
2.55%, 06/17/19[b]	2,650	2,690,028
2.63%, 02/21/20	10,000	10,067,452
3.00%, 11/01/21 (Call 09/01/21)	2,685	2,684,262
3.45%, 03/15/21	3,150	3,241,255
3.50%, 11/01/21	5,620	5,769,559
3.50%, 11/01/24 (Call 08/01/24)[b]	9,800	9,815,185
3.65%, 09/14/18	3,090	3,246,571
4.50%, 09/15/20	2,150	2,327,169
4.60%, 04/01/21[b]	2,323	2,510,154
5.15%, 09/15/23	3,750	4,184,902
5.50%, 02/15/18	2,408	2,603,710
6.10%, 04/15/18	1,956	2,151,515
6.35%, 04/01/19	3,739	4,234,260
Vodafone Group PLC
1.25%, 09/26/17	1,400	1,390,336
1.50%, 02/19/18	4,742	4,713,520
1.63%, 03/20/17	350	349,722
2.95%, 02/19/23[b]	6,375	6,086,388
4.38%, 03/16/21[b]	500	533,254
4.63%, 07/15/18	670	715,104
5.45%, 06/10/19	1,200	1,322,765
5.63%, 02/27/17	483	507,130

		216,397,590
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	362,695
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	700	704,259

		1,066,954
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	546,091
Mattel Inc.
1.70%, 03/15/18	1,000	988,289
2.35%, 05/06/19[b]	1,325	1,320,423
3.15%, 03/15/23 (Call 12/15/22)	150	143,199
4.35%, 10/01/20	475	498,062

		3,496,064
TRANSPORTATION — 1.16%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[b]	1,400	1,382,850
3.00%, 04/01/25 (Call 01/01/25)[b]	2,050	1,981,762
3.05%, 03/15/22 (Call 12/15/21)[b]	1,600	1,608,853
3.05%, 09/01/22 (Call 06/01/22)[b]	1,000	998,869
3.40%, 09/01/24 (Call 06/01/24)	850	850,040
3.75%, 04/01/24 (Call 01/01/24)	1,725	1,773,595
4.10%, 06/01/21 (Call 03/01/21)[b]	2,085	2,212,848
4.70%, 10/01/19	1,084	1,178,682
5.75%, 03/15/18	1,216	1,325,285

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	$1,350	$1,354,657
2.25%, 11/15/22 (Call 08/15/22)	550	530,686
2.95%, 11/21/24 (Call 08/21/24)	2,260	2,238,993
5.55%, 03/01/19	442	490,305
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[b]	1,950	1,823,921
7.25%, 05/15/19	750	860,375
9.45%, 08/01/21	670	877,057
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	545	536,867
3.40%, 08/01/24 (Call 05/01/24)[b]	2,000	2,000,051
3.70%, 10/30/20 (Call 07/30/20)	256	268,235
4.25%, 06/01/21 (Call 03/01/21)	900	954,062
6.25%, 03/15/18	350	384,203
7.38%, 02/01/19	650	749,401
7.90%, 05/01/17	210	228,497
CSX Transportation Inc.
6.25%, 01/15/23	1,974	2,319,337
FedEx Corp.
2.30%, 02/01/20	1,130	1,134,220
2.63%, 08/01/22	1,750	1,704,446
3.20%, 02/01/25	1,000	977,445
4.00%, 01/15/24	1,200	1,253,357
8.00%, 01/15/19	750	880,402
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	950	968,489
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	282,946
3.00%, 05/15/23 (Call 02/15/23)[b]	1,400	1,324,554
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,650	2,559,910
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,330,083
3.25%, 12/01/21 (Call 09/01/21)	700	700,918
5.75%, 04/01/18	1,000	1,083,202
5.90%, 06/15/19	1,140	1,276,422
7.70%, 05/15/17	830	901,208
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,180	1,165,128
2.50%, 03/01/17 (Call 02/01/17)	1,100	1,106,477
2.50%, 03/01/18 (Call 02/01/18)	900	905,159
2.55%, 06/01/19 (Call 05/01/19)	675	671,521
2.65%, 03/02/20 (Call 02/02/20)	360	355,628
2.88%, 09/01/20 (Call 08/01/20)	1,225	1,217,943
3.50%, 06/01/17	950	971,574
Southern Railway Co.
9.75%, 06/15/20	150	190,431
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	69,013
2.25%, 02/15/19	1,150	1,164,047
2.75%, 04/15/23 (Call 01/15/23)	2,300	2,271,296
2.95%, 01/15/23 (Call 10/15/22)	500	503,748
3.25%, 08/15/25 (Call 05/15/25)[b]	1,000	1,011,417
3.75%, 03/15/24 (Call 12/15/23)	1,150	1,211,260
4.00%, 02/01/21 (Call 11/01/20)	500	536,285
4.16%, 07/15/22 (Call 04/15/22)	864	936,535
5.70%, 08/15/18	762	840,598
5.75%, 11/15/17	1,000	1,081,871
United Parcel Service Inc.
2.45%, 10/01/22	1,964	1,943,293
3.13%, 01/15/21	1,714	1,795,864

Security	Principal (000s)	Value

5.13%, 04/01/19	$3,206	$3,559,713
5.50%, 01/15/18	1,211	1,317,448
United Parcel Service of America Inc.
8.38%, 04/01/20	350	436,784

		70,570,066
TRUCKING & LEASING — 0.08%
GATX Corp.
1.25%, 03/04/17	500	495,443
2.50%, 07/30/19	575	565,959
2.60%, 03/30/20 (Call 02/28/20)	650	634,965
3.25%, 03/30/25 (Call 12/30/24)	1,100	1,034,663
3.90%, 03/30/23	500	504,134
4.75%, 06/15/22	1,000	1,053,394
4.85%, 06/01/21	575	607,479

		4,896,037
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,039	2,051,704
United Utilities PLC
4.55%, 06/19/18	400	415,334
5.38%, 02/01/19	210	223,281

		2,690,319

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,184,284,805)		5,160,607,360

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.91%

BRAZIL — 0.43%
Brazilian Government International Bond
2.63%, 01/05/23[b]	7,000	5,643,750
4.25%, 01/07/25[b]	8,100	6,996,375
4.88%, 01/22/21[b]	4,875	4,728,750
5.88%, 01/15/19[b]	1,550	1,629,437
6.00%, 01/17/17[b]	2,225	2,305,656
8.00%, 01/15/18	419	440,671
8.88%, 10/14/19	2,400	2,829,000
8.88%, 04/15/24	1,250	1,476,563

		26,050,202
CANADA — 1.55%
Canada Government International Bond
0.88%, 02/14/17[b]	2,625	2,624,311
1.13%, 03/19/18	8,000	7,998,288
1.63%, 02/27/19[b]	3,500	3,524,862
Export Development Canada
0.75%, 12/15/17[b]	3,900	3,874,777
1.00%, 05/15/17	2,000	2,001,312
1.63%, 12/03/19	1,900	1,900,417
1.75%, 07/21/20[b]	5,000	5,011,366
Province of British Columbia Canada
1.20%, 04/25/17	1,250	1,253,261
2.00%, 10/23/22	3,300	3,234,106
2.65%, 09/22/21	250	256,938
Province of Manitoba Canada
1.13%, 06/01/18	600	595,395
2.10%, 09/06/22	4,000	3,904,646
3.05%, 05/14/24	2,850	2,926,511
4.90%, 12/06/16[b]	400	413,619

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Province of New Brunswick
5.20%, 02/21/17	$850	$891,309
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,306,253
Province of Nova Scotia Canada
9.25%, 03/01/20	525	662,514
Province of Ontario Canada
1.10%, 10/25/17	6,000	5,983,478
1.20%, 02/14/18	3,900	3,886,577
1.65%, 09/27/19	2,100	2,080,794
1.88%, 05/21/20[b]	7,500	7,471,690
2.00%, 09/27/18	1,675	1,695,018
2.00%, 01/30/19[b]	2,300	2,319,389
2.50%, 09/10/21	3,900	3,925,309
3.20%, 05/16/24	2,000	2,078,574
4.00%, 10/07/19	3,500	3,768,578
4.40%, 04/14/20	2,350	2,585,694
Province of Quebec Canada
2.63%, 02/13/23	3,600	3,603,720
2.75%, 08/25/21[b]	2,050	2,094,924
2.88%, 10/16/24[b]	1,000	1,012,326
3.50%, 07/29/20	4,950	5,266,242
4.63%, 05/14/18[b]	1,000	1,076,452
7.13%, 02/09/24	2,400	3,111,971

		94,340,621
CHILE — 0.08%
Chile Government International Bond
2.25%, 10/30/22[b]	2,400	2,316,166
3.25%, 09/14/21	850	880,159
3.88%, 08/05/20	1,550	1,655,842

		4,852,167
COLOMBIA — 0.30%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[b]	2,500	2,443,353
4.38%, 07/12/21[b]	10,500	10,719,496
7.38%, 01/27/17[b]	1,700	1,811,780
7.38%, 03/18/19	1,150	1,306,163
11.75%, 02/25/20[b]	1,500	1,972,038

		18,252,830
GERMANY — 0.25%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,495,712
1.13%, 09/05/17[b]	1,750	1,751,439
1.25%, 07/30/18	4,500	4,490,103
1.63%, 11/20/18	3,800	3,821,498
1.75%, 03/17/20[b]	3,500	3,504,491

		15,063,243
ISRAEL — 0.06%
Israel Government International Bond
4.00%, 06/30/22	2,400	2,592,000
5.13%, 03/26/19	1,300	1,438,125

		4,030,125

Security	Principal (000s)	Value

ITALY — 0.13%
Italy Government International Bond
5.38%, 06/12/17	$2,000	$2,113,213
6.88%, 09/27/23[b]	4,650	5,803,628

		7,916,841
JAPAN — 0.43%
Development Bank of Japan Inc.
5.13%, 02/01/17	1,600	1,671,527
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17[b]	3,500	3,489,179
1.75%, 07/31/18	2,250	2,257,896
1.75%, 11/13/18	4,000	4,002,352
1.75%, 05/28/20[b]	3,000	2,952,909
2.13%, 02/10/25[b]	5,000	4,764,477
3.38%, 07/31/23[b]	2,800	2,962,702
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,010,934
Japan Finance Organization for Municipalities
4.00%, 01/13/21[b]	1,800	1,950,471
5.00%, 05/16/17	1,400	1,474,856

		26,537,303
MEXICO — 0.51%
Mexico Government International Bond
3.50%, 01/21/21[b]	3,800	3,872,436
3.60%, 01/30/25[b]	3,500	3,454,332
3.63%, 03/15/22[b]	7,400	7,481,051
4.00%, 10/02/23	3,550	3,629,199
5.13%, 01/15/20	500	546,672
5.63%, 01/15/17	5,500	5,752,928
5.95%, 03/19/19[b]	4,700	5,244,303
8.13%, 12/30/19	850	1,062,285

		31,043,206
PANAMA — 0.09%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[b]	2,500	2,463,376
4.00%, 09/22/24 (Call 06/22/24)[b]	1,500	1,509,806
5.20%, 01/30/20	1,400	1,514,793

		5,487,975
PERU — 0.06%
Peruvian Government International Bond
7.13%, 03/30/19	1,425	1,638,464
7.35%, 07/21/25	1,500	1,906,930

		3,545,394
PHILIPPINES — 0.23%
Philippine Government International Bond
4.00%, 01/15/21	4,300	4,665,500
4.20%, 01/21/24	2,900	3,157,375
8.38%, 06/17/19	300	366,375
9.88%, 01/15/19	2,600	3,237,000
10.63%, 03/16/25	1,500	2,370,000

		13,796,250

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

POLAND — 0.31%
Poland Government International Bond
4.00%, 01/22/24[b]	$8,100	$8,573,849
5.00%, 03/23/22	1,500	1,670,505
5.13%, 04/21/21[b]	1,950	2,180,003
6.38%, 07/15/19	5,500	6,329,840

		18,754,197
SOUTH AFRICA — 0.24%
South Africa Government International Bond
4.67%, 01/17/24[b]	4,600	4,627,508
5.50%, 03/09/20[b]	1,800	1,911,798
5.88%, 05/30/22[b]	2,500	2,729,775
5.88%, 09/16/25[b]	1,000	1,077,260
6.88%, 05/27/19[b]	3,750	4,132,987

		14,479,328
SOUTH KOREA — 0.40%
Export-Import Bank of Korea
2.25%, 01/21/20[b]	5,000	4,973,412
2.38%, 08/12/19	3,000	3,012,617
2.88%, 01/21/25[b]	2,500	2,441,974
4.00%, 01/11/17	750	769,682
4.00%, 01/29/21[b]	650	697,722
4.00%, 01/14/24	2,000	2,132,834
4.38%, 09/15/21	3,200	3,500,562
5.00%, 04/11/22	1,000	1,123,671
5.13%, 06/29/20	2,550	2,841,843
Republic of Korea
5.13%, 12/07/16	750	779,902
7.13%, 04/16/19	1,700	1,985,022

		24,259,241
SUPRANATIONAL — 7.06%
African Development Bank
0.88%, 03/15/18	980	973,627
1.13%, 03/15/17[b]	1,500	1,503,768
1.63%, 10/02/18[b]	6,800	6,852,985
2.38%, 09/23/21	2,696	2,755,792
Asian Development Bank
0.75%, 07/28/17[b]	3,500	3,486,406
1.13%, 03/15/17	8,300	8,320,743
1.13%, 06/05/18[b]	4,000	3,991,701
1.38%, 03/23/20	4,900	4,843,456
1.50%, 09/28/18	1,700	1,708,700
1.50%, 01/22/20	6,850	6,817,580
1.63%, 08/26/20[b]	5,000	4,974,266
1.75%, 09/11/18	1,250	1,265,453
1.75%, 03/21/19	1,300	1,312,122
1.88%, 10/23/18	1,700	1,726,197
1.88%, 04/12/19	500	506,455
1.88%, 02/18/22	3,000	2,976,422
2.00%, 01/22/25	3,700	3,596,296
2.13%, 11/24/21[b]	500	503,541
Corp. Andina de Fomento
1.50%, 08/08/17	2,550	2,542,307
4.38%, 06/15/22	3,584	3,857,818
Council of Europe Development Bank
1.13%, 05/31/18	2,550	2,541,002

Security	Principal (000s)	Value

1.50%, 02/22/17	$1,250	$1,259,052
1.50%, 06/19/17	1,000	1,007,760
1.63%, 03/10/20[b]	3,000	2,990,302
1.75%, 11/14/19	2,000	2,008,804
European Bank for Reconstruction & Development
0.75%, 09/01/17[b]	2,000	1,990,600
1.00%, 02/16/17	1,000	1,001,237
1.00%, 09/17/18	2,200	2,179,624
1.50%, 03/16/20[b]	1,300	1,288,827
1.63%, 11/15/18[b]	7,700	7,754,486
1.75%, 06/14/19[b]	2,100	2,114,422
1.75%, 11/26/19[b]	2,050	2,057,919
1.88%, 02/23/22[b]	5,000	4,956,636
European Investment Bank
0.88%, 04/18/17[b]	9,300	9,291,035
1.00%, 08/17/17	7,000	6,993,797
1.00%, 12/15/17	6,350	6,329,334
1.00%, 03/15/18	10,900	10,843,852
1.00%, 06/15/18	6,900	6,850,397
1.13%, 09/15/17	5,250	5,252,997
1.13%, 08/15/18[b]	6,000	5,968,359
1.25%, 05/15/18	15,550	15,540,885
1.38%, 06/15/20[b]	8,500	8,342,078
1.63%, 06/15/17	2,100	2,120,324
1.63%, 12/18/18	8,000	8,046,418
1.63%, 03/16/20[b]	5,500	5,476,508
1.63%, 12/15/20	2,500	2,468,500
1.75%, 03/15/17	4,200	4,243,971
1.75%, 06/17/19	6,950	6,993,050
1.88%, 03/15/19	7,100	7,185,088
1.88%, 02/10/25	8,950	8,577,176
2.13%, 10/15/21	7,850	7,895,904
2.25%, 08/15/22	7,750	7,805,812
2.50%, 04/15/21	3,550	3,649,242
2.50%, 10/15/24[b]	500	507,875
2.88%, 09/15/20[b]	920	964,316
3.25%, 01/29/24	2,650	2,841,810
4.00%, 02/16/21[b]	600	661,542
4.88%, 01/17/17	4,330	4,523,803
5.13%, 05/30/17	1,600	1,698,095
Inter-American Development Bank
0.88%, 03/15/18	4,900	4,869,231
1.00%, 07/14/17	9,850	9,852,751
1.13%, 03/15/17[b]	2,000	2,005,765
1.13%, 08/28/18[b]	2,000	1,991,184
1.25%, 01/16/18[b]	500	501,418
1.75%, 08/24/18	2,200	2,227,038
1.75%, 10/15/19	4,550	4,573,874
1.75%, 04/14/22	7,100	6,976,031
1.88%, 06/16/20	7,750	7,795,892
2.13%, 11/09/20[b]	1,800	1,825,900
2.38%, 08/15/17[b]	2,000	2,045,974
3.00%, 10/04/23[b]	8,550	9,030,178
3.00%, 02/21/24	2,500	2,641,351
3.88%, 02/14/20[b]	750	816,637
4.25%, 09/10/18[b]	1,200	1,295,480
Series E
3.88%, 09/17/19[b]	3,300	3,575,595
International Bank for Reconstruction & Development
0.88%, 04/17/17	5,650	5,643,860
1.00%, 06/15/18	8,000	7,956,357
1.00%, 10/05/18	8,500	8,430,464
1.13%, 07/18/17	2,000	2,005,259

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.38%, 04/10/18	$6,100	$6,129,859
1.88%, 03/15/19	4,600	4,663,417
1.88%, 10/07/19	5,000	5,053,028
1.88%, 10/07/22	5,000	4,927,363
2.13%, 02/13/23[b]	5,400	5,396,310
2.13%, 03/03/25	8,400	8,248,769
2.25%, 06/24/21[b]	10,000	10,165,923
2.50%, 11/25/24[b]	950	965,142
2.50%, 07/29/25	5,200	5,274,865
Series GDIF
1.00%, 11/15/17	2,750	2,746,166
1.63%, 02/10/22	2,000	1,953,675
International Finance Corp.
0.88%, 06/15/18	9,600	9,517,784
1.00%, 04/24/17	500	500,271
1.63%, 07/16/20	9,500	9,468,997
1.75%, 09/04/18[b]	10,600	10,734,460
1.75%, 09/16/19[b]	1,200	1,208,371
2.13%, 11/17/17	950	969,298
Nordic Investment Bank
0.75%, 01/17/18	1,000	993,107
1.00%, 03/07/17	2,200	2,202,425
1.50%, 09/29/20	3,000	2,968,377
5.00%, 02/01/17	512	536,289

		429,422,609
SWEDEN — 0.14%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,493,303
1.75%, 08/28/20	5,000	4,949,629
5.13%, 03/01/17	1,788	1,879,923

		8,322,855
TURKEY — 0.60%
Republic of Turkey
7.50%, 11/07/19	250	283,120
Turkey Government International Bond
3.25%, 03/23/23	8,500	7,809,375
5.63%, 03/30/21	3,900	4,149,600
5.75%, 03/22/24[b]	4,800	5,108,640
6.25%, 09/26/22	3,000	3,292,710
6.75%, 04/03/18	10,200	11,022,018
7.00%, 06/05/20	200	224,570
7.38%, 02/05/25[b]	1,750	2,069,375
7.50%, 07/14/17	2,500	2,685,925

		36,645,333
URUGUAY — 0.04%
Uruguay Government International Bond
4.50%, 08/14/24[b]	650	666,250
8.00%, 11/18/22	1,500	1,867,500

		2,533,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $788,855,855)		785,333,470

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.27%

CALIFORNIA — 0.07%
Southern California Public Power Authority RB
Series B
6.93%, 05/15/17 (AGM)	$600	$650,634
State of California GO
5.75%, 03/01/17	500	529,620
5.95%, 04/01/16	290	295,179
6.20%, 10/01/19	1,250	1,442,838
State of California GO BAB
5.70%, 11/01/21	500	583,195
University of California RB
Series AH
1.80%, 07/01/19	640	640,397

		4,141,863
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	2,250	2,282,040

		2,282,040
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	4,000	4,021,400
5.37%, 03/01/17[b]	250	258,147
5.67%, 03/01/18[b]	700	735,798
5.88%, 03/01/19	1,690	1,812,728

		6,828,073
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	490	530,881

		530,881
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	1,600	1,370,064
0.00%, 02/15/21 (AGM)	480	388,589
0.00%, 02/15/23 (AGM)	180	129,191

		1,887,844
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	50	60,616

		60,616

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

WASHINGTON — 0.01%
Energy Northwest RB
Series E
2.20%, 07/01/19	$500	$504,670

		504,670

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $15,898,373)		16,235,987

SHORT-TERM INVESTMENTS — 12.98%

MONEY MARKET FUNDS — 12.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,g,h]	642,044	642,043,718
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,g,h]	55,407	55,406,886
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,g]	92,514	92,514,119

		789,964,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $789,964,723)		789,964,723

TOTAL INVESTMENTS IN SECURITIES — 110.98%
(Cost: $6,779,003,756)		6,752,141,540
Other Assets, Less Liabilities — (10.98)%		(667,842,609)

NET ASSETS — 100.00%		$6,084,298,931

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

250

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 32.41%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$500	$489,483
4.00%, 03/15/22	175	176,453
Omnicom Group Inc.
3.63%, 05/01/22	800	808,475
3.65%, 11/01/24 (Call 08/01/24)	45	44,596
WPP Finance 2010
3.75%, 09/19/24	200	199,855
4.75%, 11/21/21	200	214,980

		1,933,842
AEROSPACE & DEFENSE — 0.31%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,407
2.60%, 10/30/25 (Call 07/30/25)	40	38,772
2.85%, 10/30/24 (Call 07/30/24)	85	84,606
4.88%, 02/15/20	450	502,205
6.00%, 03/15/19	300	339,998
Embraer Netherlands Finance BV
5.05%, 06/15/25	250	237,500
Embraer SA
5.15%, 06/15/22	250	247,812
Exelis Inc.
5.55%, 10/01/21	200	220,839
General Dynamics Corp.
1.00%, 11/15/17	200	199,051
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	493,901
5.20%, 10/15/19	200	211,422
Lockheed Martin Corp.
3.10%, 01/15/23	45	45,142
3.35%, 09/15/21	300	307,052
4.25%, 11/15/19[a]	300	321,932
Northrop Grumman Corp.
1.75%, 06/01/18	400	398,085
3.25%, 08/01/23	50	50,001
3.50%, 03/15/21	25	25,847
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	611,555
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	150	155,460
United Technologies Corp.
1.80%, 06/01/17	500	503,655
3.10%, 06/01/22[a]	450	458,799
5.38%, 12/15/17[a]	473	510,597

		5,993,638
AGRICULTURE — 0.37%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	150	150,283
4.00%, 01/31/24	525	546,541
4.75%, 05/05/21	1,075	1,171,072

Security	Principal (000s)	Value

Archer-Daniels-Midland Co.
4.48%, 03/01/21	$250	$272,196
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	250	252,600
3.50%, 11/24/20 (Call 10/24/20)	220	220,442
Lowe's Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	250	249,531
Philip Morris International Inc.
1.13%, 08/21/17[a]	250	249,102
2.50%, 08/22/22	150	147,353
3.25%, 11/10/24[a]	250	251,947
3.38%, 08/11/25 (Call 05/11/25)[a]	250	253,556
3.60%, 11/15/23	200	207,727
4.50%, 03/26/20	250	272,427
5.65%, 05/16/18	935	1,026,464
Reynolds American Inc.
2.30%, 08/21/17[a,b]	250	253,230
2.30%, 06/12/18	200	202,328
4.45%, 06/12/25 (Call 03/12/25)	80	83,659
4.85%, 09/15/23	500	538,954
6.75%, 06/15/17	447	481,593
8.13%, 06/23/19[b]	250	294,765

		7,125,770
AIRLINES — 0.08%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	217	229,975
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24	240	232,576
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	115	121,259
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	32	33,187
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	391	411,652
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	350	349,429
2.75%, 11/06/19 (Call 10/06/19)	90	90,968

		1,469,046
APPAREL — 0.04%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	500	498,223
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	200	210,371

		708,594
AUTO MANUFACTURERS — 0.67%
American Honda Finance Corp.
1.20%, 07/14/17	350	348,958
1.60%, 07/13/18	250	248,554
2.15%, 03/13/20[a]	175	173,541
2.25%, 08/15/19	250	250,835
2.45%, 09/24/20	250	249,935
Ford Motor Credit Co. LLC

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.46%, 03/27/20[a]	$400	$389,293
2.55%, 10/05/18	500	498,276
3.16%, 08/04/20	1,000	998,749
3.20%, 01/15/21	250	249,333
3.22%, 01/09/22	500	491,008
4.13%, 08/04/25	750	751,435
General Motors Financial Co. Inc.
3.10%, 01/15/19	280	279,777
3.15%, 01/15/20 (Call 12/15/19)	735	726,427
3.70%, 11/24/20 (Call 10/24/20)	810	812,341
4.00%, 01/15/25 (Call 10/15/24)	1,050	1,008,048
4.75%, 08/15/17	750	776,878
PACCAR Financial Corp.
1.10%, 06/06/17	200	199,145
1.40%, 05/18/18	250	247,736
1.45%, 03/09/18	255	253,712
2.50%, 08/14/20	100	99,975
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,100	1,098,271
1.45%, 01/12/18	425	425,200
1.55%, 07/13/18	470	469,672
1.75%, 05/22/17	500	504,475
2.00%, 10/24/18	50	50,454
2.13%, 07/18/19	500	502,954
2.15%, 03/12/20	225	224,948
2.63%, 01/10/23	325	319,924
3.40%, 09/15/21	200	207,937

		12,857,791
AUTO PARTS & EQUIPMENT — 0.07%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	65	62,265
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	500	525,000
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	24,026
3.75%, 12/01/21 (Call 09/01/21)	200	202,535
4.25%, 03/01/21	236	246,076
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)[a]	250	252,573

		1,312,475
BANKS — 9.27%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17[a]	400	399,737
2.00%, 08/24/18	195	195,270
2.38%, 03/16/20	375	375,598
4.00%, 03/13/24	175	182,914
American Express Centurion Bank
5.95%, 06/12/17	300	319,010
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	215	214,847
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	494,897
1.50%, 01/16/18	250	248,560
3.70%, 11/16/25	250	254,609
Bank of America Corp.
2.00%, 01/11/18	1,100	1,103,230
2.60%, 01/15/19	900	909,561
3.30%, 01/11/23	500	498,756
3.88%, 08/01/25	500	511,154

Security	Principal (000s)	Value

4.00%, 01/22/25	$1,100	$1,090,047
4.13%, 01/22/24	1,150	1,197,248
4.20%, 08/26/24	705	710,135
5.42%, 03/15/17	1,000	1,044,103
5.49%, 03/15/19	200	219,655
5.63%, 07/01/20	1,050	1,177,436
5.65%, 05/01/18	1,160	1,257,172
5.70%, 05/02/17	150	157,799
5.70%, 01/24/22	1,225	1,400,549
5.75%, 12/01/17	50	53,713
6.40%, 08/28/17	2,550	2,749,405
6.50%, 07/15/18	100	110,930
6.88%, 04/25/18	550	611,727
6.88%, 11/15/18	80	90,332
7.63%, 06/01/19	462	541,635
Series L
1.95%, 05/12/18	500	499,200
2.25%, 04/21/20[a]	485	477,494
3.95%, 04/21/25	155	152,732
Bank of America N.A.
5.30%, 03/15/17	500	521,815
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	650	649,102
1.45%, 04/09/18 (Call 03/09/18)	425	420,833
2.38%, 01/25/19 (Call 12/25/18)	550	556,015
2.50%, 01/11/17	200	202,446
2.55%, 11/06/22 (Call 10/06/22)	500	494,683
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[a]	600	596,495
1.35%, 03/06/18 (Call 02/06/18)	100	99,364
1.60%, 05/22/18 (Call 04/22/18)	100	99,693
2.10%, 08/01/18 (Call 07/02/18)[a]	180	181,462
2.10%, 01/15/19 (Call 12/15/18)	450	452,441
2.20%, 05/15/19 (Call 04/15/19)	1,200	1,205,631
2.30%, 09/11/19 (Call 08/11/19)	150	150,659
2.45%, 11/27/20	190	190,217
3.00%, 02/24/25 (Call 01/24/25)[a]	85	83,520
3.40%, 05/15/24 (Call 04/15/24)	190	193,905
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	500,326
1.30%, 07/21/17[a]	250	249,248
1.70%, 06/11/18 (Call 05/11/18)	250	248,605
2.05%, 10/30/18	1,000	1,000,636
2.35%, 10/21/20	250	247,879
2.80%, 07/21/21	200	200,980
4.38%, 01/13/21[a]	150	161,888
Barclays Bank PLC
2.50%, 02/20/19	700	708,108
3.75%, 05/15/24	250	255,103
5.13%, 01/08/20	900	996,919
Barclays PLC
2.00%, 03/16/18	200	199,565
2.75%, 11/08/19	200	200,329
2.88%, 06/08/20	1,150	1,152,402
3.65%, 03/16/25[a]	360	348,946
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	300,783
2.15%, 03/22/17 (Call 02/22/17)	225	226,942
2.45%, 01/15/20 (Call 12/15/19)	550	551,992
3.95%, 03/22/22 (Call 02/22/22)	100	105,535
6.85%, 04/30/19	162	185,918
BNP Paribas SA
2.38%, 09/14/17	550	556,145

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.45%, 03/17/19[a]	$500	$503,858
2.70%, 08/20/18	300	304,911
3.25%, 03/03/23[a]	100	100,323
4.25%, 10/15/24	200	199,271
5.00%, 01/15/21	650	720,876
BPCE SA
2.25%, 01/27/20	250	248,960
2.50%, 12/10/18	250	253,451
2.50%, 07/15/19	250	252,113
4.00%, 04/15/24[a]	250	259,562
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,558
2.85%, 04/01/21 (Call 03/01/21)	500	503,513
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	400	397,259
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	250	248,340
3.20%, 02/05/25 (Call 01/05/25)[a]	305	293,923
3.75%, 04/24/24 (Call 03/24/24)	200	201,575
4.20%, 10/29/25 (Call 09/29/25)	70	69,665
6.75%, 09/15/17	226	244,404
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)[a]	400	392,602
1.65%, 02/05/18 (Call 01/05/18)	1,500	1,484,833
2.40%, 09/05/19 (Call 08/05/19)	250	246,842
2.95%, 07/23/21 (Call 06/23/21)	400	396,796
Citigroup Inc.
1.55%, 08/14/17	250	249,512
1.75%, 05/01/18	500	497,681
1.85%, 11/24/17	250	250,405
2.15%, 07/30/18	750	751,981
2.40%, 02/18/20	200	199,159
2.50%, 07/29/19	350	351,760
2.55%, 04/08/19[a]	1,600	1,616,152
2.65%, 10/26/20	500	498,047
3.50%, 05/15/23[a]	1,000	984,546
3.88%, 10/25/23	675	698,964
3.88%, 03/26/25	700	684,197
4.50%, 01/14/22	450	485,659
5.50%, 02/15/17	100	104,284
5.50%, 09/13/25	80	87,601
6.13%, 11/21/17	1,000	1,082,081
6.13%, 05/15/18	1,035	1,134,257
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	500	503,134
City National Corp./CA
5.25%, 09/15/20	100	111,926
Comerica Bank
2.50%, 06/02/20	250	248,888
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,069
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	251,604
2.30%, 09/06/19	250	249,053
2.30%, 03/12/20[a]	500	495,848
2.40%, 11/02/20	615	608,917
2.50%, 09/20/18	500	508,457
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	247,434
3.88%, 04/10/25 (Call 03/10/25)	250	234,169
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	1,000	1,004,335
3.38%, 01/19/17	925	946,870

Security	Principal (000s)	Value

3.95%, 11/09/22[a]	$1,500	$1,511,828
4.50%, 01/11/21	375	407,849
CorpBanca SA
3.88%, 09/22/19[b]	400	403,000
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	248,088
1.75%, 01/29/18	500	497,604
2.30%, 05/28/19	250	251,210
3.00%, 10/29/21	1,500	1,503,584
3.63%, 09/09/24	1,050	1,056,699
5.40%, 01/14/20[a]	200	220,458
6.00%, 02/15/18	950	1,021,362
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[a,b]	390	380,999
3.80%, 09/15/22[b]	250	251,496
Deutsche Bank AG
2.95%, 08/20/20	250	250,482
Deutsche Bank AG/London
1.88%, 02/13/18	450	448,529
2.50%, 02/13/19[a]	950	951,280
3.70%, 05/30/24[a]	415	416,527
6.00%, 09/01/17	448	479,563
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	250,139
3.10%, 06/04/20 (Call 05/04/20)	250	251,493
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	199,032
4.30%, 01/16/24 (Call 12/16/23)	200	206,601
5.45%, 01/15/17	526	547,305
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,371
2.38%, 04/25/19 (Call 03/25/19)	500	500,311
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	150	150,967
2.60%, 04/23/20 (Call 03/23/20)	85	85,257
2.75%, 09/15/20 (Call 08/15/20)[a]	1,425	1,429,658
2.90%, 07/19/18	120	123,044
3.50%, 01/23/25 (Call 10/23/24)	455	451,144
3.63%, 01/22/23	75	76,829
3.75%, 05/22/25 (Call 02/22/25)[a]	125	126,569
3.85%, 07/08/24 (Call 04/08/24)[a]	350	358,062
4.00%, 03/03/24	1,750	1,811,019
4.25%, 10/21/25	50	50,081
5.25%, 07/27/21	700	779,978
5.63%, 01/15/17	900	936,144
5.75%, 01/24/22	1,600	1,831,807
5.95%, 01/18/18	1,300	1,411,465
6.15%, 04/01/18	965	1,056,815
7.50%, 02/15/19	500	578,948
HSBC Bank USA N.A.
4.88%, 08/24/20	350	381,867
HSBC Holdings PLC
4.00%, 03/30/22	400	418,210
4.25%, 03/14/24	1,000	1,009,049
5.10%, 04/05/21	500	556,557
HSBC USA Inc.
1.63%, 01/16/18	300	299,361
2.35%, 03/05/20[a]	415	411,572
2.38%, 11/13/19	1,125	1,125,822
2.63%, 09/24/18	800	813,005
3.50%, 06/23/24	300	301,781
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	248,203
2.40%, 04/01/20 (Call 03/01/20)	500	492,780
2.88%, 08/20/20 (Call 07/20/20)	250	249,661

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	$750	$778,360
JPMorgan Chase & Co.
1.35%, 02/15/17	300	298,977
1.63%, 05/15/18	110	109,337
1.80%, 01/25/18	600	600,535
2.00%, 08/15/17	300	302,077
2.20%, 10/22/19	700	697,263
2.35%, 01/28/19[a]	250	252,009
2.55%, 10/29/20 (Call 09/29/20)	3,000	2,985,501
3.13%, 01/23/25 (Call 10/23/24)	500	487,748
3.20%, 01/25/23	550	551,061
3.25%, 09/23/22	450	454,124
3.38%, 05/01/23	450	443,762
3.88%, 02/01/24[a]	2,550	2,654,271
3.90%, 07/15/25 (Call 04/15/25)[a]	450	465,398
4.25%, 10/15/20	500	534,313
4.35%, 08/15/21	500	535,804
4.50%, 01/24/22	300	325,094
4.63%, 05/10/21	100	108,596
6.00%, 01/15/18	800	868,287
6.13%, 06/27/17	200	212,811
6.30%, 04/23/19	262	296,434
Series H
1.70%, 03/01/18 (Call 02/01/18)	500	498,929
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,075,262
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	497,069
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	199,550
5.10%, 03/24/21[a]	600	657,260
KfW
0.75%, 03/17/17	1,000	997,807
0.88%, 09/05/17	3,550	3,540,295
1.13%, 08/06/18	865	860,592
1.13%, 11/16/18	800	794,014
1.50%, 04/20/20	3,650	3,614,158
1.88%, 04/01/19	150	151,797
1.88%, 06/30/20	250	251,053
2.13%, 01/17/23	2,100	2,090,492
2.50%, 11/20/24	1,200	1,214,231
2.63%, 01/25/22	925	955,880
2.75%, 10/01/20	1,300	1,355,702
4.88%, 01/17/17	842	879,686
Series G
4.38%, 03/15/18	1,247	1,335,766
Korea Development Bank (The)
2.25%, 05/18/20	400	398,223
3.50%, 08/22/17	1,000	1,030,690
3.88%, 05/04/17	200	206,021
4.63%, 11/16/21	200	220,416
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,200	1,194,228
1.38%, 10/23/19	200	198,015
1.88%, 09/17/18[a]	600	608,765
2.00%, 01/13/25[a]	800	775,708
2.38%, 06/10/25	250	248,997
5.00%, 11/08/16	317	328,895
Lloyds Bank PLC
2.35%, 09/05/19	400	401,351

Security	Principal (000s)	Value

2.40%, 03/17/20	$250	$249,435
2.70%, 08/17/20[a]	250	252,478
3.50%, 05/14/25	450	451,824
4.20%, 03/28/17	900	928,302
6.38%, 01/21/21[a]	150	177,026
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	741,272
2.30%, 01/30/19 (Call 12/30/18)	250	250,329
2.90%, 02/06/25 (Call 01/06/25)[a]	250	242,207
Morgan Stanley
2.13%, 04/25/18	450	452,602
2.38%, 07/23/19	500	500,856
2.50%, 01/24/19	800	809,555
2.65%, 01/27/20	430	432,602
3.70%, 10/23/24	1,165	1,180,933
4.00%, 07/23/25	655	678,370
4.10%, 05/22/23	200	204,273
4.75%, 03/22/17	100	103,879
4.88%, 11/01/22	800	861,978
5.45%, 01/09/17	600	624,621
5.50%, 07/24/20	200	224,061
5.50%, 07/28/21	350	395,106
5.63%, 09/23/19	200	222,922
5.75%, 10/18/16	473	492,245
5.75%, 01/25/21	950	1,080,795
5.95%, 12/28/17	300	324,689
6.63%, 04/01/18	1,103	1,219,302
7.30%, 05/13/19	512	594,484
Series F
3.88%, 04/29/24	850	876,835
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,014,492
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	252,394
2.63%, 07/23/20[a]	500	500,854
National City Corp.
6.88%, 05/15/19	776	882,870
Northern Trust Corp.
3.38%, 08/23/21	100	103,528
3.45%, 11/04/20	50	52,175
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	747,247
1.13%, 05/29/18	200	199,100
1.38%, 02/10/20[a]	100	98,418
5.00%, 04/25/17	700	739,136
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,500	1,493,224
2.30%, 06/01/20 (Call 05/02/20)[c]	500	496,710
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	500	510,012
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	400	411,290
4.38%, 08/11/20[c]	350	379,609
5.63%, 02/01/17[c]	50	52,235
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	499,896
Royal Bank of Canada
1.25%, 06/16/17	100	99,717
1.50%, 01/16/18	500	499,194
2.15%, 03/15/19[a]	500	502,284
2.15%, 03/06/20	200	199,549
2.20%, 07/27/18	550	554,573
2.35%, 10/30/20	200	198,845

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
6.40%, 10/21/19	$300	$335,349
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	500	569,155
6.13%, 01/11/21	350	410,412
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	146,620
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)	250	254,806
Santander UK Group Holdings PLC
2.88%, 10/16/20	105	104,996
Societe Generale SA
2.75%, 10/12/17	1,000	1,015,733
State Street Corp.
3.55%, 08/18/25[a]	280	288,608
3.70%, 11/20/23	475	494,329
4.38%, 03/07/21	400	434,612
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	248,274
1.50%, 01/18/18	500	494,527
2.45%, 01/16/20	750	746,914
2.45%, 10/20/20	500	495,317
2.50%, 07/19/18	500	504,743
3.65%, 07/23/25[a]	500	509,396
3.95%, 01/10/24	250	260,761
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	250	249,444
7.25%, 03/15/18	262	289,646
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	101,884
SVB Financial Group
3.50%, 01/29/25	100	95,310
Svenska Handelsbanken AB
2.40%, 10/01/20	250	248,804
2.50%, 01/25/19	650	656,778
2.88%, 04/04/17	250	255,096
Toronto-Dominion Bank (The)
1.13%, 05/02/17	450	448,666
1.40%, 04/30/18[a]	300	296,286
1.63%, 03/13/18	270	268,483
1.75%, 07/23/18	34	33,758
2.13%, 07/02/19	150	149,843
2.25%, 11/05/19	300	300,499
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	502,466
2.95%, 07/15/22 (Call 06/15/22)	286	284,814
3.70%, 01/30/24 (Call 12/29/23)	550	578,670
4.13%, 05/24/21 (Call 04/23/21)	100	107,707
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	202,306
3.60%, 09/11/24 (Call 08/11/24)	250	253,934
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	348,322
2.13%, 10/28/19 (Call 09/28/19)	450	449,319
UBS AG/Stamford CT
1.80%, 03/26/18	250	248,436
2.35%, 03/26/20	250	249,941
2.38%, 08/14/19	750	753,159
5.75%, 04/25/18	1,100	1,192,737
5.88%, 12/20/17	410	441,910
Wachovia Corp.
5.75%, 06/15/17	1,010	1,075,750
5.75%, 02/01/18	450	487,822

Security	Principal (000s)	Value

Wells Fargo & Co.
1.40%, 09/08/17	$150	$149,904
1.50%, 01/16/18	2,100	2,095,306
2.13%, 04/22/19	450	451,018
2.15%, 01/15/19[a]	200	200,869
2.55%, 12/07/20	335	334,642
3.00%, 02/19/25	425	411,986
3.30%, 09/09/24	50	49,888
3.55%, 09/29/25	150	151,370
4.60%, 04/01/21	425	464,727
Series M
3.45%, 02/13/23	700	701,340
Series N
2.15%, 01/30/20	895	890,908
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	542,021
Westpac Banking Corp.
2.00%, 08/14/17	800	805,531
2.60%, 11/23/20	1,000	1,002,537
4.88%, 11/19/19	75	82,027

		178,333,438
BEVERAGES — 0.69%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	494,208
2.15%, 02/01/19[a]	800	802,300
3.70%, 02/01/24	500	512,424
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	498,471
2.50%, 07/15/22	450	433,436
5.38%, 01/15/20	800	889,357
7.75%, 01/15/19	500	580,224
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	350	341,630
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	237,755
Coca-Cola Bottling Co.
3.80%, 11/25/25 (Call 08/25/25)	250	252,254
Coca-Cola Co. (The)
1.65%, 11/01/18	100	100,863
2.45%, 11/01/20[a]	600	612,427
2.88%, 10/27/25	830	814,912
3.20%, 11/01/23	225	233,142
3.30%, 09/01/21	500	525,800
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	500,686
Diageo Capital PLC
1.50%, 05/11/17	750	751,214
2.63%, 04/29/23 (Call 01/29/23)	150	145,708
5.75%, 10/23/17	700	753,487
Diageo Investment Corp.
2.88%, 05/11/22	250	248,045
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	125	125,616
3.40%, 11/15/25 (Call 08/15/25)	175	172,533
PepsiCo Inc.
1.25%, 08/13/17	375	375,651
2.15%, 10/14/20 (Call 09/14/20)	750	748,085
2.25%, 01/07/19 (Call 12/07/18)[a]	600	608,682
2.75%, 03/05/22[a]	250	252,159
2.75%, 04/30/25 (Call 01/30/25)	250	243,114
3.13%, 11/01/20[a]	100	103,977

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

3.60%, 03/01/24 (Call 12/01/23)	$400	$418,137
7.90%, 11/01/18	500	586,630

		13,362,927
BIOTECHNOLOGY — 0.40%
Amgen Inc.
2.13%, 05/15/17	500	504,363
2.13%, 05/01/20 (Call 04/01/20)	550	542,434
2.20%, 05/22/19 (Call 04/22/19)	750	749,873
3.88%, 11/15/21 (Call 08/15/21)	400	420,265
4.50%, 03/15/20	400	430,552
5.70%, 02/01/19	212	234,670
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,374
Biogen Inc.
2.90%, 09/15/20	55	55,108
4.05%, 09/15/25 (Call 06/15/25)	95	95,603
6.88%, 03/01/18	700	772,121
Celgene Corp.
2.25%, 05/15/19	400	399,267
3.25%, 08/15/22	100	99,584
3.88%, 08/15/25 (Call 05/15/25)	700	697,487
3.95%, 10/15/20[a]	245	257,112
4.00%, 08/15/23[a]	250	257,189
Gilead Sciences Inc.
2.05%, 04/01/19	250	250,999
2.55%, 09/01/20	190	191,309
3.05%, 12/01/16[a]	300	305,843
3.25%, 09/01/22 (Call 07/01/22)	265	268,159
3.50%, 02/01/25 (Call 11/01/24)	645	648,971
3.70%, 04/01/24 (Call 01/01/24)	300	308,039
4.50%, 04/01/21 (Call 01/01/21)	100	109,165

		7,705,487
BUILDING MATERIALS — 0.02%
CRH America Inc.
8.13%, 07/15/18	100	114,249
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	150,098
4.20%, 12/01/24 (Call 09/01/24)	200	195,033

		459,380
CHEMICALS — 0.60%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	144,884
3.50%, 06/01/23 (Call 03/01/23)	75	72,500
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,143
3.35%, 07/31/24 (Call 04/30/24)	250	251,474
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	75	74,315
3.65%, 07/15/24 (Call 04/15/24)	175	174,748
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	98,938
CF Industries Inc.
7.13%, 05/01/20	350	400,637
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	237,990
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	225	220,295

Security	Principal (000s)	Value

4.13%, 11/15/21 (Call 08/15/21)	$300	$315,087
4.25%, 11/15/20 (Call 08/15/20)	300	319,259
5.70%, 05/15/18	200	216,406
8.55%, 05/15/19	600	717,126
Eastman Chemical Co.
2.40%, 06/01/17	200	201,365
2.70%, 01/15/20 (Call 12/15/19)	70	69,768
3.60%, 08/15/22 (Call 05/15/22)	150	150,779
5.50%, 11/15/19	150	165,445
Ecolab Inc.
3.00%, 12/08/16	600	610,994
EI du Pont de Nemours & Co.
2.80%, 02/15/23	150	142,446
3.63%, 01/15/21[a]	400	415,532
4.25%, 04/01/21[a]	275	292,160
4.63%, 01/15/20	200	215,686
5.75%, 03/15/19	75	83,059
6.00%, 07/15/18[a]	100	109,878
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)[a]	250	244,566
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	642,262
5.75%, 04/15/24 (Call 01/15/24)	250	280,837
6.00%, 11/15/21 (Call 08/17/21)	400	452,802
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	178,252
Monsanto Co.
1.15%, 06/30/17	400	397,100
2.13%, 07/15/19	215	212,697
3.38%, 07/15/24 (Call 04/15/24)	85	81,340
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	350,269
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	200	185,738
3.63%, 03/15/24 (Call 12/15/23)	400	394,507
6.50%, 05/15/19	75	84,857
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	196,608
3.60%, 11/15/20	200	204,048
Praxair Inc.
1.05%, 11/07/17	500	495,385
2.20%, 08/15/22 (Call 05/15/22)	100	95,647
2.65%, 02/05/25 (Call 11/05/24)	45	43,570
2.70%, 02/21/23 (Call 11/21/22)	75	73,694
3.00%, 09/01/21	100	100,654
4.05%, 03/15/21	100	107,091
4.50%, 08/15/19	256	277,735
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	239,967
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 12/18/15)	50	53,500
Syngenta Finance NV
3.13%, 03/28/22	300	290,848
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	153,376

		11,637,264
COMMERCIAL SERVICES — 0.19%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	240	241,868
3.38%, 09/15/25 (Call 06/15/25)	290	296,800

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$250	$250,954
Catholic Health Initiatives
2.95%, 11/01/22	500	487,154
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,672
MasterCard Inc.
2.00%, 04/01/19	50	50,136
3.38%, 04/01/24	375	381,980
McGraw Hill Financial Inc.
3.30%, 08/14/20 (Call 07/14/20)[b]	85	86,035
Moody's Corp.
4.88%, 02/15/24 (Call 11/15/23)	450	479,147
5.50%, 09/01/20	100	110,495
Princeton University Series A
4.95%, 03/01/19	50	54,857
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	250,805
4.25%, 08/15/24 (Call 05/15/24)	350	349,496
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[a]	250	243,809
5.80%, 05/01/21	100	110,191
Western Union Co. (The)
3.65%, 08/22/18	40	41,121
5.25%, 04/01/20	66	71,286

		3,702,806
COMPUTERS — 0.80%
Apple Inc.
1.00%, 05/03/18	900	894,494
1.05%, 05/05/17	600	601,135
1.55%, 02/07/20	300	296,327
2.10%, 05/06/19[a]	600	608,859
2.40%, 05/03/23	650	633,991
2.50%, 02/09/25	500	478,903
2.70%, 05/13/22	1,000	1,007,153
2.85%, 05/06/21	500	512,020
3.20%, 05/13/25	190	192,179
3.45%, 05/06/24	230	238,190
Computer Sciences Corp.
4.45%, 09/15/22	50	50,731
6.50%, 03/15/18	450	489,495
EMC Corp./MA
1.88%, 06/01/18	450	433,401
2.65%, 06/01/20	350	325,168
3.38%, 06/01/23 (Call 03/01/23)[a]	350	295,743
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	1,750	1,754,493
3.60%, 10/15/20 (Call 09/15/20)[b]	220	221,680
4.40%, 10/15/22 (Call 08/15/22)[a,b]	250	251,167
HP Inc.
4.05%, 09/15/22	189	185,478
4.30%, 06/01/21	200	201,409
4.65%, 12/09/21	550	557,044
International Business Machines Corp.
1.63%, 05/15/20[a]	500	490,882
1.88%, 08/01/22	100	94,472
2.88%, 11/09/22	500	499,252
2.90%, 11/01/21[a]	1,050	1,068,583
3.38%, 08/01/23	500	509,673
3.63%, 02/12/24[a]	400	412,181

Security	Principal (000s)	Value

5.70%, 09/14/17	$850	$916,960
Lexmark International Inc.
5.13%, 03/15/20	100	103,568
NetApp Inc.
2.00%, 12/15/17[a]	250	248,334
3.25%, 12/15/22 (Call 09/15/22)	300	285,970
3.38%, 06/15/21 (Call 04/15/21)	45	44,041
Seagate HDD Cayman
3.75%, 11/15/18	275	275,552
4.75%, 06/01/23[a]	200	177,416

		15,355,944
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	200,698
2.30%, 05/03/22	400	394,358
2.45%, 11/15/21	200	199,390
2.95%, 11/01/20	150	155,176
Procter & Gamble Co. (The)
1.60%, 11/15/18	250	251,680
1.90%, 11/01/19	110	110,641
2.30%, 02/06/22	100	99,717
4.70%, 02/15/19	250	273,416

		1,685,076
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	155	149,863
4.50%, 03/01/23 (Call 12/01/22)	150	151,621
5.13%, 03/01/21	250	261,913
Ingram Micro Inc.
5.25%, 09/01/17	350	367,374

		930,771
DIVERSIFIED FINANCIAL SERVICES — 1.30%
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	190,968
4.25%, 02/15/24	100	101,594
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[a]	195	193,699
3.38%, 01/15/19 (Call 12/15/18)[a]	125	126,332
4.25%, 09/15/24 (Call 06/15/24)	250	246,038
4.75%, 03/01/20	150	158,702
5.63%, 04/01/17	250	260,555
Alterra Finance LLC
6.25%, 09/30/20	100	113,042
American Express Co.
1.55%, 05/22/18[a]	1,000	993,322
2.65%, 12/02/22	357	346,535
6.15%, 08/28/17	250	268,618
7.00%, 03/19/18	542	604,196
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	155	154,991
2.13%, 03/18/19	400	399,610
2.25%, 08/15/19	250	249,507
2.38%, 03/24/17	770	777,858
2.38%, 05/26/20 (Call 04/25/20)	210	209,022
Ameriprise Financial Inc.
4.00%, 10/15/23	360	375,576
5.30%, 03/15/20	210	234,169

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	$500	$555,628
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	495,785
3.38%, 02/15/23	250	246,930
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	78,286
3.23%, 09/01/22[a]	262	266,064
4.45%, 07/22/20	275	300,180
CME Group Inc./IL
3.00%, 09/15/22	50	50,246
3.00%, 03/15/25 (Call 12/15/24)	250	247,605
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	125	122,414
3.85%, 11/21/22	575	570,854
3.95%, 11/06/24 (Call 08/06/24)	200	198,225
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	494,801
2.38%, 01/16/18	200	199,989
2.60%, 11/04/19	500	492,123
4.25%, 02/03/17	1,000	1,025,490
4.25%, 09/20/22	200	206,684
4.38%, 08/06/23	200	207,599
8.13%, 01/15/20	750	891,377
Franklin Resources Inc.
2.80%, 09/15/22	250	246,652
2.85%, 03/30/25	250	237,743
GE Capital International Funding Co.
0.96%, 04/15/16[b]	—	130
2.34%, 11/15/20[b]	416	414,382
General Electric Capital Corp.
3.10%, 01/09/23	650	661,665
3.45%, 05/15/24 (Call 02/13/24)	100	103,330
4.38%, 09/16/20	50	54,668
4.63%, 01/07/21	50	55,372
4.65%, 10/17/21	700	780,343
5.30%, 02/11/21[a]	400	456,207
5.40%, 02/15/17[a]	100	105,027
5.63%, 09/15/17	850	914,208
5.63%, 05/01/18	662	724,459
6.00%, 08/07/19	956	1,090,909
HSBC Finance Corp.
6.68%, 01/15/21	569	655,192
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	151,548
2.75%, 12/01/20	125	125,657
4.00%, 10/15/23	100	103,138
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	548,750
Invesco Finance PLC
3.13%, 11/30/22	150	149,121
4.00%, 01/30/24	250	258,455
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	256,756
Jefferies Group LLC
5.13%, 01/20/23	200	201,243
6.88%, 04/15/21	175	195,464
8.50%, 07/15/19	187	218,640
Lazard Group LLC
3.75%, 02/13/25	200	187,081
4.25%, 11/14/20	250	260,704
Legg Mason Inc.
3.95%, 07/15/24	250	247,841

Security	Principal (000s)	Value

Murray Street Investment Trust I
4.65%, 03/09/17[d]	$150	$155,378
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	350	353,187
5.55%, 01/15/20	150	164,080
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	250	249,011
2.15%, 02/01/19 (Call 01/01/19)	275	273,866
2.30%, 11/15/19 (Call 10/15/19)	200	198,835
2.30%, 11/01/20 (Call 10/01/20)	100	98,689
3.05%, 02/15/22 (Call 11/15/21)	100	100,166
3.25%, 11/01/25 (Call 08/01/25)	250	247,707
3.40%, 11/15/23 (Call 08/15/23)	150	151,840
Nomura Holdings Inc.
6.70%, 03/04/20	275	318,051
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	85	83,659
4.50%, 07/23/25 (Call 04/24/25)	375	377,305
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	246,877

		25,077,950
ELECTRIC — 1.32%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	91,066
Ameren Corp.
2.70%, 11/15/20	250	250,624
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	171,607
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	298,112
2.95%, 12/15/22 (Call 09/15/22)[a]	175	171,511
Arizona Public Service Co.
8.75%, 03/01/19	250	298,420
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	348,730
2.40%, 02/01/20 (Call 01/01/20)	80	79,354
3.75%, 11/15/23 (Call 08/15/23)	250	257,789
5.75%, 04/01/18	325	353,594
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	261,440
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	240,663
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	250	251,036
6.25%, 02/01/20	200	227,495
6.55%, 07/17/17	150	161,208
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	99,080
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	175	175,147
5.85%, 04/01/18	271	295,134
6.65%, 04/01/19	175	199,072
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	50,088
3.13%, 08/31/24 (Call 05/31/24)[a]	150	149,492
3.38%, 08/15/23 (Call 05/15/23)	225	230,005
Dominion Resources Inc./VA
1.25%, 03/15/17	325	322,992
2.50%, 12/01/19 (Call 11/01/19)[a]	200	199,582
3.90%, 10/01/25 (Call 07/01/25)	100	100,641
4.45%, 03/15/21	250	267,151
6.40%, 06/15/18	25	27,607

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	$150	$156,232
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	54,719
3.30%, 06/15/22 (Call 04/15/22)[b]	400	403,474
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	100	100,222
Duke Energy Corp.
1.63%, 08/15/17	250	250,370
2.10%, 06/15/18 (Call 05/15/18)[a]	600	604,348
3.05%, 08/15/22 (Call 05/15/22)	100	98,686
3.55%, 09/15/21 (Call 06/15/21)	150	154,526
5.05%, 09/15/19	262	286,144
Duke Energy Florida LLC
4.55%, 04/01/20	45	48,909
Duke Energy Indiana Inc.
3.75%, 07/15/20[a]	225	237,449
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	150	152,104
3.25%, 08/15/25 (Call 05/15/25)	220	222,338
Edison International
3.75%, 09/15/17	75	77,553
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)[a]	175	179,144
3.75%, 02/15/21 (Call 11/15/20)	200	207,931
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	203,430
4.70%, 01/15/17 (Call 12/15/16)	100	102,308
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	200	230,379
Entergy Texas Inc.
7.13%, 02/01/19	50	57,020
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	250	249,462
4.25%, 06/15/22 (Call 03/15/22)	300	305,491
6.20%, 10/01/17	100	107,021
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[a]	150	152,979
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,374
5.29%, 06/15/22 (Call 03/15/22)[d]	75	82,445
Integrys Holding Inc.
4.17%, 11/01/20	50	52,994
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	251,626
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,519
3.30%, 10/01/25 (Call 07/01/25)	250	253,717
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	207,383
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	302,538
3.50%, 10/15/24 (Call 07/15/24)	235	241,719
3.70%, 09/15/23 (Call 06/15/23)	100	104,903
Nevada Power Co.
7.13%, 03/15/19	200	229,667
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	500	498,304
2.40%, 09/15/19 (Call 08/15/19)	50	49,488
4.50%, 06/01/21 (Call 03/01/21)	100	106,712
6.00%, 03/01/19	256	282,060
6.65%, 06/15/67 (Call 06/15/17)[e]	100	81,000

Security	Principal (000s)	Value

NiSource Finance Corp.
5.45%, 09/15/20	$200	$220,240
Northern States Power Co.
2.20%, 08/15/20 (Call 07/15/20)	220	219,658
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	225	215,854
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,579
3.25%, 11/15/25	250	251,680
Oglethorpe Power Corp.
6.10%, 03/15/19	175	193,391
Ohio Power Co.
Series M
5.38%, 10/01/21	150	168,456
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	635	628,277
4.10%, 06/01/22 (Call 03/01/22)	25	26,023
7.00%, 09/01/22	50	59,874
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	100,653
3.40%, 08/15/24 (Call 05/15/24)	230	232,714
3.50%, 10/01/20 (Call 07/01/20)	25	25,928
3.50%, 06/15/25 (Call 03/15/25)	100	101,837
3.75%, 02/15/24 (Call 11/15/23)	200	207,397
4.25%, 05/15/21 (Call 02/15/21)	100	107,054
8.25%, 10/15/18	150	175,315
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	105,607
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	250	249,587
Portland General Electric Co.
6.10%, 04/15/19	150	166,300
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	205,355
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	77,244
4.20%, 06/15/22 (Call 03/15/22)	100	105,255
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,259
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	400	397,280
4.40%, 01/15/21 (Call 10/15/20)	225	238,287
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	150	155,211
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	250	245,942
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	408,946
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	250	250,603
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	106,378
5.15%, 12/01/19	200	219,853
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	175	168,431
3.15%, 08/15/24 (Call 05/15/24)	250	252,050
Series I
1.80%, 06/01/19 (Call 05/01/19)	225	222,694
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	175	169,688
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	204,689

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	$50	$49,878
4.75%, 05/15/21 (Call 02/15/21)	175	181,907
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	28,113
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	475	505,147
Southern Co. (The)
1.30%, 08/15/17	405	401,569
2.15%, 09/01/19 (Call 08/01/19)	400	393,526
2.75%, 06/15/20 (Call 05/15/20)	150	149,015
Southern Power Co.
1.50%, 06/01/18	250	243,935
Southwestern Electric Power Co.
6.45%, 01/15/19	162	182,214
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	151,662
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	243,604
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	275	262,037
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	83,088
UIL Holdings Corp.
4.63%, 10/01/20	100	102,693
Union Electric Co.
6.70%, 02/01/19	262	297,387
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	49,124
2.95%, 01/15/22 (Call 10/15/21)	100	100,703
3.10%, 05/15/25 (Call 02/15/25)[a]	250	247,584
3.45%, 02/15/24 (Call 11/15/23)	250	255,785
5.95%, 09/15/17	200	215,697
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	500	507,566
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	201,679
3.10%, 06/01/25 (Call 03/01/25)	250	249,224

		25,451,054
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	150	146,478
3.15%, 06/01/25 (Call 03/01/25)	200	198,875
4.88%, 10/15/19	145	159,856
5.25%, 10/15/18	255	279,309
Legrand France SA
8.50%, 02/15/25[a]	200	268,368

		1,052,886
ELECTRONICS — 0.28%
Agilent Technologies Inc.
5.00%, 07/15/20	100	106,675
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	395,176
4.00%, 02/01/22 (Call 11/01/21)	50	50,952
Avnet Inc.
4.88%, 12/01/22	275	282,476
5.88%, 06/15/20	150	162,502
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	177,404
Flextronics International Ltd.

Security	Principal (000s)	Value

4.63%, 02/15/20	$250	$259,375
4.75%, 06/15/25 (Call 03/15/25)[b]	225	216,844
5.00%, 02/15/23	200	202,000
Honeywell International Inc.
3.35%, 12/01/23	250	256,914
5.00%, 02/15/19	175	192,045
5.30%, 03/01/18	262	283,896
Jabil Circuit Inc.
4.70%, 09/15/22	250	246,250
5.63%, 12/15/20	200	211,374
Koninklijke Philips NV
3.75%, 03/15/22	425	429,276
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	450	473,110
Tech Data Corp.
3.75%, 09/21/17	40	40,567
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	125,433
3.15%, 01/15/23 (Call 10/15/22)	50	49,310
3.60%, 08/15/21 (Call 05/15/21)	450	459,501
3.65%, 12/15/25	170	169,759
4.15%, 02/01/24 (Call 11/01/23)	450	469,462
4.50%, 03/01/21	50	53,352

		5,313,653
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	250	246,893
Fluor Corp.
3.38%, 09/15/21	200	203,895

		450,788
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	225	218,300
3.55%, 06/01/22 (Call 03/01/22)	100	102,489
4.75%, 05/15/23 (Call 02/15/23)	100	109,373
5.00%, 03/01/20	400	437,105
5.25%, 11/15/21	270	299,710
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	49,272
3.50%, 05/15/24 (Call 02/15/24)	250	252,868
4.60%, 03/01/21 (Call 12/01/20)	125	135,397
6.10%, 03/15/18	150	164,654

		1,769,168
FOOD — 0.57%
Campbell Soup Co.
3.05%, 07/15/17	200	204,182
3.30%, 03/19/25 (Call 12/19/24)[a]	275	270,244
ConAgra Foods Inc.
1.90%, 01/25/18	500	496,060
3.25%, 09/15/22	175	169,086
General Mills Inc.
2.20%, 10/21/19	250	249,485
3.65%, 02/15/24 (Call 11/15/23)[a]	250	254,861
5.70%, 02/15/17	200	210,398
Hershey Co. (The)
1.50%, 11/01/16	200	201,118
4.13%, 12/01/20	250	271,122

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Ingredion Inc.
4.63%, 11/01/20	$50	$53,040
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,680
3.50%, 03/15/25	200	200,005
Kellogg Co.
1.88%, 11/17/16	150	151,128
3.25%, 05/21/18	200	206,112
4.00%, 12/15/20	475	500,344
Kraft Foods Group Inc.
2.25%, 06/05/17	800	807,896
3.50%, 06/06/22	425	430,711
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	200	200,375
Kroger Co. (The)
2.20%, 01/15/17	500	504,232
2.95%, 11/01/21 (Call 10/01/21)	200	198,864
3.85%, 08/01/23 (Call 05/01/23)	300	309,394
4.00%, 02/01/24 (Call 11/01/23)	250	258,241
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	249,800
3.50%, 09/01/23 (Call 06/01/23)	250	258,351
3.90%, 07/15/21 (Call 04/15/21)	200	211,565
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)[a]	50	51,648
5.38%, 02/10/20	100	110,717
6.13%, 02/01/18	779	850,306
6.13%, 08/23/18	275	304,594
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	65,302
2.60%, 06/12/22	500	484,765
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	550	560,331
4.50%, 06/15/22 (Call 03/15/22)	320	340,921
Unilever Capital Corp.
0.85%, 08/02/17	1,000	995,276
4.25%, 02/10/21	250	273,012

		10,978,166
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	101,370
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	202,456
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	245,938
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	350	347,225
4.75%, 02/15/22 (Call 11/15/21)	50	53,419
7.95%, 06/15/18[a]	262	297,763

		1,248,171
GAS — 0.13%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	240	243,562
Atmos Energy Corp.
8.50%, 03/15/19	200	236,568
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	170	170,808
3.60%, 12/15/24 (Call 09/15/24)	200	197,425
National Fuel Gas Co.

Security	Principal (000s)	Value

3.75%, 03/01/23 (Call 12/01/22)	$250	$229,041
5.20%, 07/15/25 (Call 04/15/25)	250	244,995
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,328
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	300	291,367
3.55%, 06/15/24 (Call 03/15/24)	50	50,039
3.75%, 11/15/25 (Call 08/15/25)	250	253,685
4.05%, 12/01/23 (Call 09/01/23)	100	104,128
9.80%, 02/15/19	150	182,972
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	300	301,806

		2,531,724
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	700	696,498
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	48,956
3.40%, 12/01/21 (Call 09/01/21)	155	158,459

		903,913
HEALTH CARE — PRODUCTS — 0.48%
Baxter International Inc.
1.85%, 01/15/17	100	100,347
4.25%, 03/15/20	200	211,426
4.50%, 08/15/19	200	213,661
Becton Dickinson and Co.
1.45%, 05/15/17	30	29,898
3.13%, 11/08/21	475	474,219
3.25%, 11/12/20	300	305,701
3.73%, 12/15/24 (Call 09/15/24)	730	741,777
3.88%, 05/15/24 (Call 02/15/24)	155	158,348
Boston Scientific Corp.
2.65%, 10/01/18	100	100,687
3.85%, 05/15/25	250	247,083
6.00%, 01/15/20	325	361,790
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	304,812
6.00%, 10/15/17	450	487,445
Life Technologies Corp.
6.00%, 03/01/20	560	627,598
Medtronic Inc.
2.50%, 03/15/20	500	505,579
2.75%, 04/01/23 (Call 01/01/23)	500	489,578
3.13%, 03/15/22 (Call 12/15/21)[a]	300	304,226
3.50%, 03/15/25	200	202,543
3.63%, 03/15/24 (Call 12/15/23)	250	258,029
4.13%, 03/15/21 (Call 12/15/20)	400	426,969
4.45%, 03/15/20[a]	400	434,488
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	49,633
3.25%, 04/15/23 (Call 01/15/23)	50	49,131
3.88%, 09/15/25 (Call 06/15/25)	45	45,450
Stryker Corp.
1.30%, 04/01/18	275	272,947
3.38%, 05/15/24 (Call 02/15/24)	100	100,901
3.38%, 11/01/25 (Call 08/01/25)	80	80,038
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,200	1,194,850
3.15%, 04/01/22 (Call 02/01/22)	250	246,476
3.38%, 11/30/21 (Call 08/30/21)	200	201,042

		9,226,672

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.53%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$350	$338,772
3.95%, 09/01/20	100	105,510
4.13%, 06/01/21 (Call 03/01/21)	300	316,659
Anthem Inc.
1.88%, 01/15/18	500	498,423
2.25%, 08/15/19[a]	100	98,681
3.30%, 01/15/23	375	369,850
3.50%, 08/15/24 (Call 05/15/24)	200	197,931
3.70%, 08/15/21 (Call 05/15/21)[a]	475	486,194
4.35%, 08/15/20	100	106,217
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	103,651
4.38%, 12/15/20 (Call 09/15/20)	100	106,298
4.50%, 03/15/21 (Call 12/15/20)	300	320,821
5.13%, 06/15/20	50	54,687
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	221,482
Dignity Health
2.64%, 11/01/19	100	100,301
Humana Inc.
2.63%, 10/01/19	45	45,064
3.15%, 12/01/22 (Call 09/01/22)	243	237,919
3.85%, 10/01/24 (Call 07/01/24)	100	100,953
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	550,862
3.20%, 02/01/22	300	294,241
3.60%, 02/01/25 (Call 11/01/24)	200	194,364
3.75%, 08/23/22 (Call 05/23/22)	200	202,073
Quest Diagnostics Inc.
2.70%, 04/01/19	250	251,542
3.50%, 03/30/25 (Call 12/30/24)	185	178,279
4.70%, 04/01/21	150	160,905
UnitedHealth Group Inc.
1.40%, 10/15/17	250	249,694
1.40%, 12/15/17	500	499,336
1.45%, 07/17/17	1,105	1,107,367
1.63%, 03/15/19[a]	200	198,156
1.90%, 07/16/18	855	860,746
2.70%, 07/15/20	35	35,586
2.88%, 12/15/21	385	387,758
2.88%, 03/15/22 (Call 12/15/21)	200	200,615
2.88%, 03/15/23	300	297,180
3.75%, 07/15/25	115	119,049
4.70%, 02/15/21 (Call 11/15/20)	200	220,335
6.00%, 06/15/17	250	267,500
6.00%, 02/15/18	100	109,410

		10,194,411
HOLDING COMPANIES — DIVERSIFIED — 0.10%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	254,677
FS Investment Corp.
4.00%, 07/15/19	150	149,968
4.75%, 05/15/22 (Call 04/15/22)	500	487,815
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	365	365,654

Security	Principal (000s)	Value

MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	$200	$190,383
Prospect Capital Corp.
5.88%, 03/15/23	400	400,094

		1,848,591
HOME BUILDERS — 0.01%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	202,656

		202,656
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	99,629
Whirlpool Corp.
1.65%, 11/01/17	120	119,132
4.85%, 06/15/21	250	266,787

		485,548
HOUSEHOLD PRODUCTS & WARES — 0.10%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	48,191
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	248,329
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	99,851
3.80%, 11/15/21	300	313,408
Kimberly-Clark Corp.
1.85%, 03/01/20	70	69,192
1.90%, 05/22/19	310	309,426
3.05%, 08/15/25	250	249,175
6.13%, 08/01/17	256	276,799
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	300	309,780

		1,924,151
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.15%, 10/15/18	125	124,215
2.88%, 12/01/19 (Call 11/01/19)	255	254,519
3.90%, 11/01/25 (Call 08/01/25)	65	64,420

		443,154
INSURANCE — 0.90%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	69,691
2.70%, 03/13/23	450	437,782
2.88%, 11/03/22 (Call 09/03/22)	85	84,346
3.35%, 05/03/26 (Call 02/03/26)	45	44,806
5.90%, 06/15/19	250	280,369
Aflac Inc.
2.65%, 02/15/17	150	152,257
3.25%, 03/17/25	250	246,647
3.63%, 11/15/24[a]	335	341,572
4.00%, 02/15/22	200	210,786
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	247,231

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[e]	$50	$50,875
7.45%, 05/16/19	200	233,285
American International Group Inc.
4.88%, 06/01/22	400	438,566
6.40%, 12/15/20	175	204,365
Aon Corp.
5.00%, 09/30/20	200	218,746
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	196,099
Assurant Inc.
2.50%, 03/15/18	100	100,270
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	24,900
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	800	806,497
5.40%, 05/15/18[a]	855	931,902
Berkshire Hathaway Inc.
1.55%, 02/09/18	371	371,977
1.90%, 01/31/17	500	504,110
2.10%, 08/14/19[a]	300	303,149
Chubb Corp. (The)
5.75%, 05/15/18	120	131,252
6.38%, 03/29/67 (Call 04/15/17)[a,e]	250	240,625
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	100	99,861
5.88%, 08/15/20	75	83,781
Fidelity National Financial Inc.
5.50%, 09/01/22	500	531,206
First American Financial Corp.
4.60%, 11/15/24	100	100,954
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	550	606,599
5.38%, 03/15/17	250	261,702
6.30%, 03/15/18	100	109,270
Lincoln National Corp.
3.35%, 03/09/25	75	73,130
4.85%, 06/24/21	100	108,054
8.75%, 07/01/19	400	484,012
Markel Corp.
5.35%, 06/01/21	200	220,412
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	288,765
3.50%, 06/03/24 (Call 03/03/24)	250	248,377
MetLife Inc.
1.76%, 12/15/17	150	150,010
3.00%, 03/01/25[a]	305	294,453
3.05%, 12/15/22	225	223,180
3.60%, 11/13/25 (Call 08/13/25)	55	55,952
4.75%, 02/08/21[a]	375	412,809
Series D
4.37%, 09/15/23	380	408,966
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	300	310,926
Principal Financial Group Inc.
1.85%, 11/15/17	500	500,129
3.40%, 05/15/25 (Call 02/15/25)	100	97,864
Progressive Corp. (The)
3.75%, 08/23/21	100	105,506
Prudential Financial Inc.
2.35%, 08/15/19	300	299,198
3.50%, 05/15/24[a]	1,100	1,106,463
4.50%, 11/16/21	350	379,334
5.88%, 09/15/42 (Call 09/15/22)[a,e]	400	423,000

Security	Principal (000s)	Value

Reinsurance Group of America Inc.
5.00%, 06/01/21	$200	$216,186
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	210,218
Trinity Acquisition PLC
4.63%, 08/15/23	250	255,774
Unum Group
4.00%, 03/15/24	350	354,443
Voya Financial Inc.
2.90%, 02/15/18	250	253,596
5.50%, 07/15/22	250	282,163
Willis Group Holdings PLC
5.75%, 03/15/21	100	109,984
WR Berkley Corp.
4.63%, 03/15/22	200	210,409
XLIT Ltd.
5.75%, 10/01/21	500	562,930

		17,311,721
INTERNET — 0.28%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	630	617,353
3.13%, 11/28/21	275	268,631
3.60%, 11/28/24	200	192,795
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	146,512
2.60%, 12/05/19 (Call 11/05/19)	500	509,280
3.80%, 12/05/24 (Call 09/05/24)[a]	175	181,355
Baidu Inc.
2.25%, 11/28/17	200	200,519
3.50%, 11/28/22	300	296,347
4.13%, 06/30/25	400	399,856
eBay Inc.
1.35%, 07/15/17	100	99,257
2.60%, 07/15/22 (Call 04/15/22)	225	208,702
3.25%, 10/15/20 (Call 07/15/20)[a]	100	100,834
3.45%, 08/01/24 (Call 05/01/24)[a]	400	380,639
Expedia Inc.
5.95%, 08/15/20	400	440,233
Google Inc.
3.38%, 02/25/24[a]	425	443,189
3.63%, 05/19/21	125	133,758
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	500,455
3.95%, 06/15/22 (Call 03/15/22)	200	198,867

		5,318,582
IRON & STEEL — 0.08%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	248,859
4.13%, 09/15/22 (Call 06/15/22)	100	101,754
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)[a]	350	334,738
Vale Overseas Ltd.
4.38%, 01/11/22[a]	625	525,984
4.63%, 09/15/20[a]	400	363,299

		1,574,634

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	$300	$313,440
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	250	250,612

		564,052
LODGING — 0.09%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	80,895
5.38%, 08/15/21 (Call 05/15/21)[a]	100	108,435
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	190	189,259
3.00%, 03/01/19 (Call 12/01/18)	150	152,349
3.25%, 09/15/22 (Call 06/15/22)	100	98,681
3.38%, 10/15/20 (Call 07/15/20)	50	51,227
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	174,713
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	175	169,551
3.75%, 03/15/25 (Call 12/15/24)	45	43,896
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,379
3.90%, 03/01/23 (Call 12/01/22)	225	218,488
4.25%, 03/01/22 (Call 12/01/21)[a]	150	151,032
5.63%, 03/01/21	150	161,390

		1,650,295
MACHINERY — 0.41%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	200	199,164
1.25%, 08/18/17	600	599,123
1.63%, 06/01/17	250	251,440
2.00%, 03/05/20	500	497,251
2.10%, 06/09/19	300	301,164
2.25%, 12/01/19	500	502,761
2.50%, 11/13/20	250	251,679
3.30%, 06/09/24	100	100,079
7.15%, 02/15/19	200	230,973
Series G
2.45%, 09/06/18	250	254,650
Caterpillar Inc.
1.50%, 06/26/17	50	50,181
2.60%, 06/26/22 (Call 03/26/22)	225	220,204
3.90%, 05/27/21	300	317,381
Deere & Co.
4.38%, 10/16/19[a]	300	324,622
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	250	247,898
John Deere Capital Corp.
1.30%, 03/12/18	1,130	1,123,759
1.35%, 01/16/18	295	294,155
1.60%, 07/13/18	85	84,897
1.70%, 01/15/20	175	171,261
2.05%, 03/10/20	450	446,066
2.38%, 07/14/20	140	140,240
2.80%, 03/04/21	375	378,925
3.15%, 10/15/21	200	204,795
3.35%, 06/12/24	80	81,493
Series 0014

Security	Principal (000s)	Value

2.45%, 09/11/20[a]	$120	$120,238
Joy Global Inc.
5.13%, 10/15/21[a]	250	220,502
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	122,757
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	245,022

		7,982,680
MANUFACTURING — 0.36%
3M Co.
1.63%, 06/15/19	250	249,740
3.00%, 08/07/25	250	250,428
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	170	172,509
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	248,495
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	374,678
Eaton Corp.
1.50%, 11/02/17	500	498,715
2.75%, 11/02/22	350	340,729
General Electric Co.
2.70%, 10/09/22	850	851,613
5.25%, 12/06/17	950	1,022,648
Illinois Tool Works Inc.
1.95%, 03/01/19	125	125,370
3.38%, 09/15/21 (Call 06/15/21)	325	334,435
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	700	722,361
6.88%, 08/15/18	250	278,240
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	69,105
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	202,593
Pentair Finance SA
2.65%, 12/01/19	250	243,451
4.65%, 09/15/25 (Call 06/15/25)	100	100,925
Textron Inc.
3.65%, 03/01/21	450	454,587
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	93,621
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)[a]	45	45,102
6.55%, 10/01/17	200	217,368

		6,896,713
MEDIA — 0.98%
21st Century Fox America Inc.
3.00%, 09/15/22	800	790,320
3.70%, 10/15/25 (Call 07/15/25)[b]	80	80,134
4.00%, 10/01/23	200	207,219
6.90%, 03/01/19	300	342,402
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	175	173,880
3.50%, 01/15/25 (Call 10/15/24)	85	81,843
3.70%, 08/15/24 (Call 05/15/24)	150	147,588
4.63%, 05/15/18	100	105,821
5.75%, 04/15/20	100	111,380
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	55	55,169
4.91%, 07/23/25 (Call 04/23/25)[b]	330	334,929

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$300	$415,743
Comcast Corp.
3.13%, 07/15/22	500	512,210
6.30%, 11/15/17	100	109,040
6.50%, 01/15/17	1,250	1,321,633
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,504
3.80%, 03/15/22	250	255,336
3.95%, 01/15/25 (Call 10/15/24)[a]	500	497,360
4.45%, 04/01/24 (Call 01/01/24)	325	336,622
5.00%, 03/01/21	700	763,760
Discovery Communications LLC
3.25%, 04/01/23	100	92,621
3.30%, 05/15/22	350	336,385
3.45%, 03/15/25 (Call 12/15/24)[a]	200	182,489
4.38%, 06/15/21	250	257,678
NBCUniversal Media LLC
2.88%, 01/15/23[a]	1,050	1,048,353
5.15%, 04/30/20	475	533,512
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	300	292,419
3.90%, 11/15/24 (Call 08/15/24)	300	287,933
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	395,001
6.50%, 07/15/18	300	332,465
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	400	405,813
4.13%, 02/15/21 (Call 11/15/20)[a]	300	307,700
5.00%, 02/01/20	450	478,535
5.85%, 05/01/17	411	430,411
6.75%, 07/01/18	925	1,015,971
8.25%, 04/01/19	400	462,599
8.75%, 02/14/19	150	174,863
Time Warner Inc.
2.10%, 06/01/19	100	99,147
3.40%, 06/15/22	250	251,176
3.55%, 06/01/24 (Call 03/01/24)	450	445,464
4.00%, 01/15/22	600	626,504
4.05%, 12/15/23	300	309,575
4.70%, 01/15/21	50	54,117
4.88%, 03/15/20	175	191,013
Viacom Inc.
2.20%, 04/01/19[a]	350	343,844
3.13%, 06/15/22 (Call 03/15/22)	350	327,355
3.50%, 04/01/17[a]	150	153,570
3.88%, 12/15/21	100	98,778
3.88%, 04/01/24 (Call 01/01/24)[a]	100	94,895
4.25%, 09/01/23 (Call 06/01/23)	175	171,938
Walt Disney Co. (The)
0.88%, 05/30/17	600	598,566
1.13%, 02/15/17	500	500,468
1.85%, 05/30/19	200	200,639
2.15%, 09/17/20	250	251,072
2.55%, 02/15/22	250	249,721
3.15%, 09/17/25	165	168,078

		18,863,561
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
1.25%, 01/15/18	350	348,707

Security	Principal (000s)	Value

3.25%, 06/15/25 (Call 03/15/25)	$450	$446,738

		795,445
MINING — 0.40%
Barrick Gold Corp.
3.85%, 04/01/22	800	707,738
6.95%, 04/01/19	362	386,767
Barrick North America Finance LLC
6.80%, 09/15/18	100	106,018
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	100	100,046
2.88%, 02/24/22[a]	400	387,427
3.25%, 11/21/21	625	619,788
3.85%, 09/30/23[a]	50	49,600
6.50%, 04/01/19	100	112,013
Freeport-McMoRan Inc.
2.15%, 03/01/17	500	467,500
2.38%, 03/15/18[a]	400	336,000
3.10%, 03/15/20	300	234,000
3.55%, 03/01/22 (Call 12/01/21)[a]	400	276,000
3.88%, 03/15/23 (Call 12/15/22)	250	168,750
4.55%, 11/14/24 (Call 08/14/24)[a]	400	272,000
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	200	175,004
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	450	404,463
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	150	154,755
3.75%, 09/20/21	50	51,031
3.75%, 06/15/25 (Call 03/15/25)	250	239,534
4.13%, 05/20/21	150	157,253
6.50%, 07/15/18	450	495,068
9.00%, 05/01/19	225	270,100
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	500	496,113
2.25%, 12/14/18 (Call 11/14/18)	600	594,300
Southern Copper Corp.
3.50%, 11/08/22	500	464,375

		7,725,643
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	250	248,891
5.60%, 03/15/18	200	213,345
Xerox Corp.
2.75%, 09/01/20	200	187,578
3.50%, 08/20/20	250	243,556
4.50%, 05/15/21	125	125,566
5.63%, 12/15/19[a]	150	158,688

		1,177,624
OIL & GAS — 2.35%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	193,183
6.38%, 09/15/17	500	536,526
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	94,106
3.25%, 04/15/22 (Call 01/15/22)	50	49,236
3.63%, 02/01/21 (Call 11/01/20)[a]	300	307,747
BP Capital Markets PLC

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.38%, 05/10/18	$50	$49,521
1.67%, 02/13/18	100	99,992
1.85%, 05/05/17[a]	250	251,441
2.24%, 09/26/18	350	352,996
2.24%, 05/10/19[a]	2,250	2,252,334
2.75%, 05/10/23	200	193,187
3.54%, 11/04/24	250	251,057
3.56%, 11/01/21	200	206,528
3.99%, 09/26/23[a]	500	521,998
4.74%, 03/11/21	400	439,802
4.75%, 03/10/19	350	378,556
British Transco Finance Inc.
6.63%, 06/01/18	275	304,960
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)[a]	150	141,541
3.90%, 02/01/25 (Call 11/01/24)[a]	125	117,889
5.90%, 02/01/18	225	239,911
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	275	251,800
5.70%, 10/15/19	50	53,845
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,096,031
1.34%, 11/09/17	250	250,610
1.72%, 06/24/18 (Call 05/24/18)	825	827,817
1.79%, 11/16/18	250	250,595
1.96%, 03/03/20 (Call 02/03/20)	100	99,011
2.36%, 12/05/22 (Call 09/05/22)	750	725,662
2.41%, 03/03/22 (Call 01/03/22)	145	142,200
2.42%, 11/17/20 (Call 10/17/20)	500	503,070
3.19%, 06/24/23 (Call 03/24/23)[a]	175	177,767
3.33%, 11/17/25 (Call 08/17/25)	50	50,861
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	295,518
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	443,883
3.00%, 05/09/23[a]	500	476,496
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	667,612
ConocoPhillips
5.20%, 05/15/18	430	465,208
5.75%, 02/01/19	300	333,316
6.00%, 01/15/20	350	399,083
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	247,320
2.20%, 05/15/20 (Call 04/15/20)	90	89,223
2.40%, 12/15/22 (Call 09/15/22)	325	305,404
3.35%, 11/15/24 (Call 08/15/24)	175	170,114
3.35%, 05/15/25 (Call 02/15/25)[a]	200	193,690
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	62,067
4.50%, 04/15/23 (Call 01/15/23)[a]	550	478,450
5.00%, 09/15/22 (Call 03/15/17)	150	131,625
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	99,194
3.25%, 05/15/22 (Call 02/15/22)[a]	125	118,894
4.00%, 07/15/21 (Call 04/15/21)	300	303,542
6.30%, 01/15/19	125	137,967
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	200	176,000
Ecopetrol SA
4.13%, 01/16/25	300	256,500
4.25%, 09/18/18	200	202,000
7.63%, 07/23/19[a]	375	416,719

Security	Principal (000s)	Value

Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	$600	$561,782
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	250	195,625
4.70%, 03/15/21[a]	350	302,750
5.20%, 03/15/25 (Call 12/15/24)	165	135,300
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	74,983
4.10%, 02/01/21	500	532,156
EQT Corp.
4.88%, 11/15/21	400	401,419
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,980
1.31%, 03/06/18	250	249,876
1.82%, 03/15/19 (Call 02/15/19)[a]	150	150,296
2.71%, 03/06/25 (Call 12/06/24)[a]	750	737,264
3.18%, 03/15/24 (Call 12/15/23)	250	256,012
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 12/31/15)	95	76,950
6.63%, 05/01/21 (Call 05/01/16)	101	80,800
Hess Corp.
1.30%, 06/15/17	500	493,328
3.50%, 07/15/24 (Call 04/15/24)[a]	145	134,048
8.13%, 02/15/19	75	86,026
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	94,406
6.15%, 06/15/19	100	108,555
7.25%, 12/15/19	600	677,888
Kerr-McGee Corp.
6.95%, 07/01/24	100	115,973
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	89,331
3.85%, 06/01/25 (Call 03/01/25)[a]	250	223,747
6.00%, 10/01/17	494	523,985
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	115	110,839
5.13%, 03/01/21	350	380,447
Murphy Oil Corp.
2.50%, 12/01/17	500	485,382
3.70%, 12/01/22 (Call 09/01/22)	225	184,248
Nabors Industries Inc.
5.00%, 09/15/20[a]	300	282,000
9.25%, 01/15/19	400	432,000
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	495,900
Noble Holding International Ltd.
4.63%, 03/01/21[a]	400	328,000
4.90%, 08/01/20	200	172,000
Occidental Petroleum Corp.
1.75%, 02/15/17	150	150,649
2.70%, 02/15/23 (Call 11/15/22)	100	96,807
3.50%, 06/15/25 (Call 03/15/25)[a]	200	200,489
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	319,853
Petroleos Mexicanos
3.50%, 07/23/20[b]	500	491,250
3.50%, 01/30/23	475	434,031
4.88%, 01/24/22	625	627,344
4.88%, 01/18/24	350	344,312
5.50%, 01/21/21	400	419,500
5.75%, 03/01/18	900	951,750
8.00%, 05/03/19	650	736,125
Phillips 66

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

2.95%, 05/01/17	$200	$203,804
4.30%, 04/01/22	400	419,894
Pioneer Natural Resources Co.
3.45%, 01/15/21	55	54,863
3.95%, 07/15/22 (Call 04/15/22)[a]	400	399,571
Pride International Inc.
6.88%, 08/15/20[a]	75	72,375
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	75	58,500
5.00%, 09/01/17	200	202,000
Shell International Finance BV
1.25%, 11/10/17	250	249,397
2.00%, 11/15/18	550	553,512
2.13%, 05/11/20	600	596,707
2.25%, 11/10/20	740	738,092
2.38%, 08/21/22	500	482,894
3.25%, 05/11/25	455	450,273
3.40%, 08/12/23	100	101,425
4.30%, 09/22/19	276	298,049
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	200	159,720
4.95%, 01/23/25 (Call 10/23/24)[a]	300	246,189
7.50%, 02/01/18	250	243,730
Statoil ASA
1.15%, 05/15/18	100	98,856
2.45%, 01/17/23	500	479,683
3.25%, 11/10/24	675	672,436
5.25%, 04/15/19	725	800,069
6.70%, 01/15/18	300	329,626
Suncor Energy Inc.
6.10%, 06/01/18	450	489,857
Sunoco Inc.
5.75%, 01/15/17	200	206,000
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	92,500
7.75%, 06/01/19	300	321,000
Total Capital Canada Ltd.
1.45%, 01/15/18	200	199,678
Total Capital International SA
1.55%, 06/28/17[a]	500	502,048
2.10%, 06/19/19	50	50,247
2.70%, 01/25/23	150	146,938
2.88%, 02/17/22[a]	250	250,217
3.75%, 04/10/24[a]	300	310,910
Total Capital SA
2.13%, 08/10/18	1,270	1,284,895
4.13%, 01/28/21	200	215,578
Valero Energy Corp.
6.13%, 02/01/20	450	504,572
9.38%, 03/15/19	300	361,485
XTO Energy Inc.
5.50%, 06/15/18	250	274,640
6.50%, 12/15/18	150	170,866

		45,220,107
OIL & GAS SERVICES — 0.16%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	425	424,885
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	369,152
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	170	155,182

Security	Principal (000s)	Value

Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	$25	$25,096
3.25%, 11/15/21 (Call 08/15/21)[a]	350	356,306
3.38%, 11/15/22 (Call 09/15/22)	65	65,300
3.50%, 08/01/23 (Call 05/01/23)	125	124,005
3.80%, 11/15/25 (Call 08/15/25)	50	50,449
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	450	411,368
SESI LLC
6.38%, 05/01/19 (Call 12/31/15)[a]	450	438,750
7.13%, 12/15/21 (Call 12/15/16)[a]	125	118,750
Weatherford International LLC
6.35%, 06/15/17	268	262,640
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	400	312,000

		3,113,883
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,258
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	418,768
Rock-Tenn Co.
4.00%, 03/01/23 (Call 12/01/22)	350	355,141
4.90%, 03/01/22	50	53,435
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,665

		895,267
PHARMACEUTICALS — 1.56%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[a]	160	157,572
5.13%, 04/01/19	338	371,826
AbbVie Inc.
1.75%, 11/06/17	845	847,937
2.50%, 05/14/20 (Call 04/14/20)	300	297,679
2.90%, 11/06/22	933	907,818
3.60%, 05/14/25 (Call 02/14/25)	1,175	1,161,135
Actavis Funding SCS
1.30%, 06/15/17[a]	100	99,340
3.00%, 03/12/20 (Call 02/12/20)	1,360	1,376,862
3.80%, 03/15/25 (Call 12/15/24)	110	110,844
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	593,841
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)[a]	1,150	1,091,497
3.38%, 09/15/20	1,050	1,074,230
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,352
3.40%, 05/15/24 (Call 02/15/24)	300	294,170
AstraZeneca PLC
2.38%, 11/16/20	100	99,812
3.38%, 11/16/25	650	651,949
5.90%, 09/15/17	1,100	1,187,401
Baxalta Inc.
2.00%, 06/22/18[a,b]	35	34,700
2.88%, 06/23/20 (Call 05/23/20)[b]	160	158,778
4.00%, 06/23/25 (Call 03/23/25)[b]	200	198,595
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	96,531
3.25%, 11/01/23	300	309,108

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Cardinal Health Inc.
1.95%, 06/15/18	$262	$261,953
3.20%, 06/15/22	100	99,594
3.50%, 11/15/24 (Call 08/15/24)	250	249,060
4.63%, 12/15/20	100	108,347
Eli Lilly & Co.
1.25%, 03/01/18	40	39,905
1.95%, 03/15/19	250	251,706
Express Scripts Holding Co.
2.25%, 06/15/19	200	199,018
3.50%, 06/15/24 (Call 03/15/24)	450	447,064
3.90%, 02/15/22	100	103,513
4.75%, 11/15/21	200	214,941
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,458	2,698,179
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	250,935
2.85%, 05/08/22	250	251,916
Johnson & Johnson
3.38%, 12/05/23[a]	250	265,432
3.55%, 05/15/21	200	213,220
5.55%, 08/15/17	455	489,623
McKesson Corp.
1.40%, 03/15/18	375	370,591
2.70%, 12/15/22 (Call 09/15/22)	425	407,305
2.85%, 03/15/23 (Call 12/15/22)	250	240,098
4.75%, 03/01/21 (Call 12/01/20)	100	108,043
5.70%, 03/01/17	336	351,959
Mead Johnson Nutrition Co.
3.00%, 11/15/20 (Call 10/15/20)	135	134,779
4.13%, 11/15/25 (Call 08/15/25)	110	110,927
Medco Health Solutions Inc.
7.13%, 03/15/18	592	657,029
Merck & Co. Inc.
1.85%, 02/10/20	180	179,239
2.75%, 02/10/25 (Call 11/10/24)[a]	1,525	1,486,229
2.80%, 05/18/23	425	424,451
Mylan Inc.
2.60%, 06/24/18	500	496,593
Novartis Capital Corp.
2.40%, 09/21/22	250	247,678
3.00%, 11/20/25	250	249,160
3.40%, 05/06/24	550	570,879
Novartis Securities Investment Ltd.
5.13%, 02/10/19	812	895,215
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	196,662
Pfizer Inc.
1.10%, 05/15/17	500	498,804
1.50%, 06/15/18	225	224,013
3.40%, 05/15/24[a]	250	254,247
6.20%, 03/15/19	2,109	2,381,937
Sanofi
1.25%, 04/10/18	100	99,706
4.00%, 03/29/21	200	214,095
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	200	201,889
2.95%, 12/18/22[a]	250	238,171
Series 2
3.65%, 11/10/21	300	299,910
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	485,856
Zoetis Inc.

Security	Principal (000s)	Value

3.25%, 02/01/23 (Call 11/01/22)	$475	$452,426
4.50%, 11/13/25 (Call 08/13/25)	115	116,818

		29,957,092
PIPELINES — 0.93%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	209,367
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	239,821
4.15%, 07/01/23 (Call 04/01/23)	200	180,898
4.35%, 10/15/24 (Call 07/15/24)	250	225,615
4.88%, 02/01/21 (Call 11/01/20)	150	149,109
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	300	316,008
6.00%, 05/15/18	200	217,181
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[b]	50	39,225
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	321,615
4.38%, 10/15/20 (Call 09/15/20)[a]	250	250,738
5.88%, 10/15/25 (Call 07/15/25)[a]	250	248,233
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	165	141,568
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	389,493
5.20%, 02/01/22 (Call 11/01/21)	450	439,103
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	200	175,898
4.40%, 04/01/24 (Call 01/01/24)[a]	200	182,069
Enterprise Products Operating LLC
1.65%, 05/07/18	230	226,872
2.55%, 10/15/19 (Call 09/15/19)	195	192,476
3.35%, 03/15/23 (Call 12/15/22)	750	711,689
6.50%, 01/31/19	800	887,569
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	350	301,721
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	207,692
3.95%, 09/01/22 (Call 06/01/22)[a]	150	131,079
4.15%, 03/01/22[a]	200	178,343
4.25%, 09/01/24 (Call 06/01/24)	110	90,956
4.30%, 05/01/24 (Call 02/01/24)	100	83,664
5.00%, 10/01/21 (Call 07/01/21)	100	92,780
5.95%, 02/15/18	400	408,837
6.50%, 04/01/20	250	257,991
6.85%, 02/15/20	250	261,012
9.00%, 02/01/19	75	82,057
Kinder Morgan Inc./DE
2.00%, 12/01/17	750	726,532
3.05%, 12/01/19 (Call 11/01/19)	1,025	935,738
6.50%, 09/15/20	200	205,714
Magellan Midstream Partners LP
4.25%, 02/01/21	300	306,190
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	245,556
3.38%, 10/01/22 (Call 07/01/22)	100	84,855
4.90%, 03/15/25 (Call 12/15/24)[a]	250	220,504
5.00%, 09/15/23 (Call 06/15/23)[a]	250	227,777
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	469,577
3.85%, 10/15/23 (Call 07/15/23)[a]	250	225,863
5.75%, 01/15/20	50	52,028

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

6.50%, 05/01/18	$500	$529,363
8.75%, 05/01/19	275	312,032
Questar Pipeline Co.
5.83%, 02/01/18	75	80,687
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	275	237,267
8.00%, 10/01/19	275	314,707
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	400	365,907
4.60%, 06/15/21 (Call 03/15/21)	100	101,148
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	86,341
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	350	333,407
4.65%, 06/15/21 (Call 03/15/21)	50	49,267
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	64,997
2.50%, 08/01/22	625	584,584
6.50%, 08/15/18	450	500,823
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	73,598
4.00%, 07/01/22 (Call 04/01/22)	225	214,089
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	500	396,250
4.55%, 06/24/24 (Call 03/24/24)	200	162,000
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	212,370
3.90%, 01/15/25 (Call 10/15/24)	198	162,388
4.00%, 11/15/21 (Call 08/15/21)	200	181,562
5.25%, 03/15/20	675	676,090
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	800	696,000

		17,875,890
REAL ESTATE — 0.04%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	200	204,044
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	45	44,854
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	149,789
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	275	276,487

		675,174
REAL ESTATE INVESTMENT TRUSTS — 1.09%
American Tower Corp.
3.40%, 02/15/19	100	102,581
3.50%, 01/31/23	325	317,144
4.00%, 06/01/25 (Call 03/01/25)	150	149,189
4.50%, 01/15/18	250	262,240
4.70%, 03/15/22[a]	225	236,617
5.00%, 02/15/24	150	160,188
5.05%, 09/01/20	250	271,305
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	245,917
3.50%, 11/15/24 (Call 08/15/24)	250	250,578
3.50%, 11/15/25 (Call 08/15/25)	30	30,002
3.95%, 01/15/21 (Call 10/15/20)	50	52,126
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	389,413

Security	Principal (000s)	Value

Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	$250	$259,639
4.13%, 05/15/21 (Call 02/15/21)	400	421,441
5.88%, 10/15/19 (Call 07/17/19)	525	583,674
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	400	390,917
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	47,937
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	252,881
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	121,906
5.25%, 02/15/24 (Call 11/15/23)	150	151,754
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	155,063
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	283,019
4.63%, 07/15/22 (Call 04/15/22)	400	414,642
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[b]	250	248,281
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	218	210,370
5.25%, 03/15/21 (Call 12/15/20)	225	240,307
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	250,809
4.38%, 06/15/22 (Call 03/15/22)	250	257,427
EPR Properties
7.75%, 07/15/20	150	174,854
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	323,107
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	200	194,954
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)[a]	415	416,614
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	300	287,929
3.75%, 02/01/19 (Call 11/01/18)	300	310,440
3.88%, 08/15/24 (Call 05/17/24)	75	72,600
4.00%, 06/01/25 (Call 03/01/25)	100	97,382
4.25%, 11/15/23 (Call 08/15/23)	400	400,811
5.38%, 02/01/21 (Call 11/03/20)	250	273,327
6.70%, 01/30/18	325	355,025
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	400	413,559
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	200	192,322
Series D
3.75%, 10/15/23 (Call 07/15/23)	200	192,463
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	262,411
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	241,628
3.20%, 05/01/21 (Call 03/01/21)	100	100,215
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	254,717
4.75%, 10/01/20 (Call 07/01/20)	250	266,888
6.63%, 10/01/17	25	26,959
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	75	65,940
4.50%, 04/18/22 (Call 01/18/22)	150	144,990
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	304,498

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$100	$110,205
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	252,664
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	187,716
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	250	262,724
4.50%, 08/15/17	300	316,500
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	175	171,614
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	291,524
3.88%, 07/15/24 (Call 04/15/24)	550	544,248
4.65%, 08/01/23 (Call 05/01/23)	250	261,658
6.75%, 08/15/19	25	28,541
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	103,130
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	200	188,915
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	399,283
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	101,006
2.20%, 02/01/19 (Call 11/01/18)	50	50,176
2.75%, 02/01/23 (Call 11/01/22)	300	291,986
3.75%, 02/01/24 (Call 11/01/23)	250	258,323
4.13%, 12/01/21 (Call 09/01/21)	125	132,887
4.38%, 03/01/21 (Call 12/01/20)	350	378,007
5.65%, 02/01/20 (Call 11/01/19)	500	560,295
6.13%, 05/30/18 (Call 12/21/15)	500	556,185
10.35%, 04/01/19 (Call 01/01/19)	200	246,949
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	84,879
4.25%, 06/01/18	175	183,127
Ventas Realty LP
1.25%, 04/17/17	200	198,681
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	99,726
2.70%, 04/01/20 (Call 01/01/20)	95	93,751
4.25%, 03/01/22 (Call 12/01/21)	310	320,120
4.75%, 06/01/21 (Call 03/01/21)	150	159,628
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	350	374,406
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	314,150
4.50%, 01/15/24 (Call 10/15/23)	250	256,853
4.70%, 09/15/17	300	313,960
4.95%, 01/15/21 (Call 10/15/20)	100	107,486
5.25%, 01/15/22 (Call 10/15/21)	450	489,753
Weyerhaeuser Co.
4.63%, 09/15/23[a]	100	104,830
7.38%, 10/01/19	100	115,704

		21,042,590
RETAIL — 0.94%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,776
4.50%, 12/01/23 (Call 09/01/23)	200	205,017
5.75%, 05/01/20	500	541,282
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	105,218

Security	Principal (000s)	Value

AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	$165	$160,190
3.70%, 04/15/22 (Call 01/15/22)	450	460,678
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	47,955
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,077
Costco Wholesale Corp.
1.13%, 12/15/17	620	617,993
1.70%, 12/15/19	275	272,814
2.25%, 02/15/22	170	166,332
CVS Health Corp.
1.90%, 07/20/18	300	301,097
2.25%, 08/12/19 (Call 07/12/19)	100	100,257
2.75%, 12/01/22 (Call 09/01/22)	100	97,387
2.80%, 07/20/20 (Call 06/20/20)	500	506,945
3.38%, 08/12/24 (Call 05/12/24)	250	250,103
3.88%, 07/20/25 (Call 04/20/25)	500	512,101
4.00%, 12/05/23 (Call 09/05/23)	300	314,929
4.13%, 05/15/21 (Call 02/15/21)	450	478,585
5.75%, 06/01/17	355	377,754
Darden Restaurants Inc.
6.45%, 10/15/17	150	164,730
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	350	333,468
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	400	414,130
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	100	102,432
2.63%, 06/01/22 (Call 05/01/22)	375	374,701
3.35%, 09/15/25 (Call 06/15/25)[a]	45	45,925
3.75%, 02/15/24 (Call 11/15/23)[a]	650	688,560
Kohl's Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	100	101,853
4.25%, 07/17/25 (Call 04/17/25)[a]	250	245,738
4.75%, 12/15/23 (Call 09/15/23)	250	259,579
Lowe's Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	553,781
3.38%, 09/15/25 (Call 06/15/25)	200	202,540
3.80%, 11/15/21 (Call 08/15/21)[a]	200	212,050
Macy's Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	100	95,105
3.88%, 01/15/22 (Call 10/15/21)	225	225,655
5.90%, 12/01/16	300	313,402
McDonald's Corp.
1.88%, 05/29/19[a]	50	49,398
2.63%, 01/15/22	100	97,536
3.25%, 06/10/24	100	98,393
5.35%, 03/01/18	873	939,664
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	210,432
O'Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	252,076
4.63%, 09/15/21 (Call 06/15/21)	100	106,785
QVC Inc.
3.13%, 04/01/19	75	73,876
4.38%, 03/15/23	100	95,689
5.13%, 07/02/22	500	504,866
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	200	193,174
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	251,086
2.70%, 06/15/22 (Call 04/15/22)	250	251,480

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Target Corp.
3.88%, 07/15/20	$550	$592,645
6.00%, 01/15/18	873	956,721
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)[a]	125	121,102
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	800	797,545
1.95%, 12/15/18	100	101,310
3.25%, 10/25/20	650	687,569
3.30%, 04/22/24 (Call 01/22/24)	350	360,879
3.63%, 07/08/20[a]	50	53,611
5.38%, 04/05/17	400	423,660
Walgreen Co.
3.10%, 09/15/22	125	120,900
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	99,981
3.80%, 11/18/24 (Call 08/18/24)	670	656,556

		18,051,073
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	114,343
People's United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	116,503
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	250	255,240

		486,086
SEMICONDUCTORS — 0.30%
Altera Corp.
2.50%, 11/15/18	500	505,310
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	169,310
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	160	160,134
4.30%, 06/15/21	150	159,446
Broadcom Corp.
2.70%, 11/01/18	300	301,614
3.50%, 08/01/24 (Call 05/01/24)	200	197,500
Intel Corp.
1.35%, 12/15/17	150	150,372
3.30%, 10/01/21	850	888,780
3.70%, 07/29/25 (Call 04/29/25)[a]	1,000	1,039,588
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	399,357
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	400	373,155
QUALCOMM Inc.
1.40%, 05/18/18	205	202,802
2.25%, 05/20/20[a]	130	127,900
3.45%, 05/20/25 (Call 02/20/25)	250	234,181
Texas Instruments Inc.
1.00%, 05/01/18[a]	300	295,909
1.65%, 08/03/19	300	296,661
1.75%, 05/01/20 (Call 04/01/20)	75	73,912
2.75%, 03/12/21 (Call 02/12/21)	75	75,706
Xilinx Inc.
2.13%, 03/15/19	100	99,274
3.00%, 03/15/21	100	99,729

		5,850,640

Security	Principal (000s)	Value

SOFTWARE — 0.58%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	$300	$291,871
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	195	193,582
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	276,888
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	400	391,872
Fidelity National Information Services Inc.
1.45%, 06/05/17	200	197,676
3.50%, 04/15/23 (Call 01/15/23)	400	380,213
5.00%, 03/15/22 (Call 03/15/17)	150	155,544
5.00%, 10/15/25 (Call 07/15/25)	400	411,726
Fiserv Inc.
4.75%, 06/15/21	250	269,452
Intuit Inc.
5.75%, 03/15/17	150	157,636
Microsoft Corp.
1.30%, 11/03/18	250	249,378
1.63%, 12/06/18[a]	500	503,351
2.00%, 11/03/20 (Call 10/03/20)	175	175,037
2.13%, 11/15/22[a]	100	96,875
2.65%, 11/03/22 (Call 09/03/22)	355	356,122
2.70%, 02/12/25 (Call 11/12/24)[a]	400	392,962
3.63%, 12/15/23 (Call 09/15/23)	425	448,805
4.20%, 06/01/19	1,200	1,304,277
Oracle Corp.
1.20%, 10/15/17	1,400	1,403,716
2.25%, 10/08/19	250	252,997
2.50%, 05/15/22 (Call 03/15/22)	1,200	1,183,143
2.50%, 10/15/22	900	879,942
2.95%, 05/15/25 (Call 02/15/25)[a]	200	194,523
3.63%, 07/15/23	300	310,834
3.88%, 07/15/20	400	429,370
5.75%, 04/15/18	200	219,796

		11,127,588
TELECOMMUNICATIONS — 1.29%
America Movil SAB de CV
5.00%, 03/30/20	875	956,124
5.63%, 11/15/17[a]	150	160,192
AT&T Inc.
1.40%, 12/01/17	600	596,636
1.60%, 02/15/17	400	401,016
2.30%, 03/11/19	1,800	1,805,331
3.00%, 02/15/22	675	668,967
3.40%, 05/15/25 (Call 02/15/25)[a]	617	597,578
3.88%, 08/15/21	300	311,977
3.90%, 03/11/24 (Call 12/11/23)[a]	700	715,049
4.45%, 05/15/21[a]	650	695,228
5.50%, 02/01/18	750	809,069
British Telecommunications PLC
2.35%, 02/14/19	250	250,339
5.95%, 01/15/18	150	162,485
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	25	25,072
3.85%, 04/15/23	235	231,723
Cisco Systems Inc.
1.65%, 06/15/18	1,000	1,005,535
3.63%, 03/04/24[a]	1,000	1,049,927

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

Corning Inc.
4.25%, 08/15/20	$50	$52,374
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	55	54,453
4.40%, 12/15/20	150	157,207
Juniper Networks Inc.
4.50%, 03/15/24[a]	200	201,375
4.60%, 03/15/21	350	360,654
Motorola Solutions Inc.
3.50%, 09/01/21	125	116,284
3.50%, 03/01/23	250	219,471
3.75%, 05/15/22	225	204,765
7.50%, 05/15/25	200	226,509
Orange SA
2.75%, 02/06/19[a]	500	509,858
5.38%, 07/08/19	50	55,276
Qwest Corp.
6.75%, 12/01/21[a]	150	157,500
7.25%, 09/15/25	300	321,000
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	300	311,102
6.80%, 08/15/18	125	140,097
Telefonica Emisiones SAU
3.19%, 04/27/18	500	510,642
5.46%, 02/16/21[a]	450	505,216
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	220,336
Verizon Communications Inc.
1.35%, 06/09/17	275	274,850
2.45%, 11/01/22 (Call 08/01/22)	900	859,525
2.55%, 06/17/19	1,300	1,319,636
3.00%, 11/01/21 (Call 09/01/21)	210	209,942
3.45%, 03/15/21	375	385,864
3.50%, 11/01/21	300	307,984
3.50%, 11/01/24 (Call 08/01/24)	1,000	1,001,549
3.65%, 09/14/18	1,225	1,287,071
4.50%, 09/15/20	750	811,803
5.15%, 09/15/23	850	948,578
5.50%, 02/15/18	200	216,255
Vodafone Group PLC
1.25%, 09/26/17	500	496,549
1.50%, 02/19/18	200	198,799
2.50%, 09/26/22	100	93,866
2.95%, 02/19/23[a]	675	644,441
4.63%, 07/15/18	500	533,659
5.63%, 02/27/17	500	524,979

		24,881,717
TEXTILES — 0.01%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	251,521

		251,521
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,277
Mattel Inc.
2.35%, 05/06/19	200	199,309
3.15%, 03/15/23 (Call 12/15/22)	125	119,333

		362,919

Security	Principal (000s)	Value

TRANSPORTATION — 0.47%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[a]	$150	$148,163
3.05%, 03/15/22 (Call 12/15/21)[a]	60	60,332
3.05%, 09/01/22 (Call 06/01/22)[a]	700	699,209
3.40%, 09/01/24 (Call 06/01/24)	150	150,007
4.70%, 10/01/19	250	271,836
5.65%, 05/01/17	500	528,998
5.75%, 03/15/18	250	272,468
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	100	96,488
2.85%, 12/15/21 (Call 09/15/21)	100	100,505
2.95%, 11/21/24 (Call 08/21/24)[a]	130	128,792
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	187,069
9.45%, 08/01/21	150	196,356
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	325	320,150
3.70%, 10/30/20 (Call 07/30/20)	250	261,948
4.25%, 06/01/21 (Call 03/01/21)	50	53,003
FedEx Corp.
2.30%, 02/01/20	345	346,288
2.63%, 08/01/22	500	486,985
3.20%, 02/01/25	75	73,308
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	250,014
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	100	96,240
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	193,201
3.00%, 04/01/22 (Call 01/01/22)	100	98,525
3.85%, 01/15/24 (Call 10/15/23)[a]	250	255,125
5.90%, 06/15/19	75	83,975
7.70%, 05/15/17	520	564,612
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	352,006
2.50%, 05/11/20 (Call 04/11/20)	105	102,936
2.65%, 03/02/20 (Call 02/02/20)	50	49,393
2.88%, 09/01/20 (Call 08/01/20)	205	203,819
3.50%, 06/01/17	100	102,271
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	550	579,298
4.16%, 07/15/22 (Call 04/15/22)[a]	295	319,766
5.75%, 11/15/17	315	340,789
United Parcel Service Inc.
3.13%, 01/15/21[a]	650	681,045
5.13%, 04/01/19	282	313,113

		8,968,033
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	225	222,502
2.60%, 03/30/20 (Call 02/28/20)	200	195,374
3.90%, 03/30/23	100	100,827
4.85%, 06/01/21	200	211,297

		730,000
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	500	503,116
6.09%, 10/15/17	100	107,974

		611,090

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

TOTAL CORPORATE BONDS & NOTES
(Cost: $623,393,407)		$623,638,525

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.36%

BRAZIL — 0.18%
Brazilian Government International Bond
2.63%, 01/05/23[a]	$600	483,750
4.25%, 01/07/25[a]	1,200	1,036,500
4.88%, 01/22/21[a]	800	776,000
5.88%, 01/15/19[a]	200	210,250
6.00%, 01/17/17[a]	450	466,312
8.00%, 01/15/18	88	92,634
8.88%, 10/14/19	150	176,813
8.88%, 04/15/24	250	295,313

		3,537,572
CANADA — 0.65%
Canada Government International Bond
0.88%, 02/14/17[a]	1,000	999,738
1.13%, 03/19/18	1,000	999,786
Export Development Canada
1.00%, 11/01/18	105	104,105
1.63%, 12/03/19	1,000	1,000,220
Province of British Columbia Canada
1.20%, 04/25/17	750	751,956
Province of Manitoba Canada
1.30%, 04/03/17	1,050	1,052,339
1.75%, 05/30/19[a]	300	299,400
3.05%, 05/14/24	50	51,342
Province of Ontario Canada
1.10%, 10/25/17	1,000	997,246
1.65%, 09/27/19	1,650	1,634,909
2.00%, 09/27/18	475	480,677
2.00%, 01/30/19	150	151,265
3.20%, 05/16/24	1,250	1,299,109
4.00%, 10/07/19	200	215,347
4.40%, 04/14/20	250	275,074
Province of Quebec Canada
2.63%, 02/13/23	925	925,956
2.88%, 10/16/24	750	759,245
3.50%, 07/29/20	200	212,777
7.13%, 02/09/24	150	194,498

		12,404,989
CHILE — 0.08%
Chile Government International Bond
2.25%, 10/30/22	400	386,028
3.25%, 09/14/21	400	414,192
3.88%, 08/05/20	600	640,971

		1,441,191
COLOMBIA — 0.18%
Colombia Government International Bond
4.38%, 07/12/21	1,300	1,327,175
7.38%, 03/18/19	1,250	1,419,743

Security	Principal (000s)	Value

8.13%, 05/21/24[a]	$200	$247,270
11.75%, 02/25/20	400	525,877

		3,520,065
GERMANY — 0.12%
FMS Wertmanagement AoeR
1.00%, 11/21/17	2,000	1,994,283
1.25%, 07/30/18	300	299,340

		2,293,623
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	912	1,008,900

		1,008,900
ITALY — 0.09%
Italy Government International Bond
5.38%, 06/12/17	1,100	1,162,267
6.88%, 09/27/23	480	599,084

		1,761,351
JAPAN — 0.28%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	800	797,527
1.75%, 07/31/18	3,000	3,010,528
1.75%, 11/13/18	800	800,470
2.13%, 02/10/25	400	381,158
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	300	325,079

		5,314,762
MEXICO — 0.17%
Mexico Government International Bond
3.60%, 01/30/25[a]	400	394,781
3.63%, 03/15/22[a]	1,540	1,556,867
4.00%, 10/02/23	300	306,693
5.95%, 03/19/19	900	1,004,228

		3,262,569
PANAMA — 0.03%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	201,308
5.20%, 01/30/20[a]	350	378,698

		580,006
PERU — 0.02%
Peruvian Government International Bond
7.13%, 03/30/19	365	419,677

		419,677
PHILIPPINES — 0.14%
Philippine Government International Bond
4.00%, 01/15/21[a]	600	651,000
8.38%, 06/17/19	1,000	1,221,250
10.63%, 03/16/25	500	790,000

		2,662,250

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

POLAND — 0.11%
Poland Government International Bond
3.00%, 03/17/23[a]	$850	$847,986
4.00%, 01/22/24	150	158,775
5.13%, 04/21/21[a]	750	838,462
6.38%, 07/15/19	262	301,531

		2,146,754
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[a]	800	849,688
6.88%, 05/27/19[a]	362	398,971

		1,248,659
SOUTH KOREA — 0.17%
Export-Import Bank of Korea
2.25%, 01/21/20	1,000	994,682
2.38%, 08/12/19	250	251,051
2.88%, 01/21/25	400	390,716
5.00%, 04/11/22	1,000	1,123,671
Republic of Korea
7.13%, 04/16/19	462	539,459

		3,299,579
SUPRANATIONAL — 2.70%
African Development Bank
0.75%, 11/03/17	143	142,168
1.13%, 03/15/17[a]	750	751,884
1.63%, 10/02/18	550	554,286
2.38%, 09/23/21	328	335,274
Asian Development Bank
0.75%, 07/28/17	100	99,612
1.13%, 03/15/17	500	501,250
1.38%, 03/23/20	400	395,384
1.50%, 09/28/18	350	351,791
1.50%, 01/22/20	1,000	995,267
1.75%, 09/11/18	600	607,418
1.88%, 02/18/22	600	595,284
2.00%, 01/22/25	500	485,986
Corp. Andina de Fomento
1.50%, 08/08/17	500	498,492
4.38%, 06/15/22	300	322,920
Council of Europe Development Bank
1.13%, 05/31/18	625	622,795
1.50%, 02/22/17	300	302,172
1.50%, 06/19/17	1,000	1,007,760
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,250	1,251,546
1.50%, 03/16/20[a]	1,000	991,406
1.63%, 11/15/18[a]	600	604,246
European Investment Bank
0.88%, 04/18/17	4,000	3,996,144
1.00%, 03/15/18	1,100	1,094,334
1.00%, 06/15/18	900	893,530
1.63%, 12/18/18	1,000	1,005,802
1.63%, 03/16/20	3,000	2,987,186

Security	Principal (000s)	Value

1.75%, 03/15/17	$2,000	$2,020,939
1.75%, 06/17/19	50	50,310
1.88%, 03/15/19	2,000	2,023,968
1.88%, 02/10/25	950	910,426
2.50%, 04/15/21	200	205,591
2.88%, 09/15/20	150	157,225
3.25%, 01/29/24	1,125	1,206,429
4.00%, 02/16/21[a]	1,225	1,350,649
Inter-American Development Bank
0.88%, 03/15/18[a]	400	397,488
1.00%, 07/14/17	1,000	1,000,279
1.13%, 03/15/17[a]	100	100,288
1.38%, 07/15/20	450	442,375
1.75%, 10/15/19	200	201,049
1.75%, 04/14/22	2,100	2,063,333
1.88%, 06/16/20[a]	500	502,961
2.13%, 01/15/25[a]	500	491,117
3.00%, 02/21/24[a]	200	211,308
4.25%, 09/10/18[a]	1,000	1,079,567
International Bank for Reconstruction & Development
0.88%, 04/17/17	4,600	4,595,001
1.00%, 06/15/18	100	99,454
1.88%, 03/15/19	850	861,718
2.13%, 11/01/20[a]	200	203,063
2.13%, 02/13/23[a]	1,650	1,648,872
2.13%, 03/03/25	200	196,399
2.25%, 06/24/21[a]	1,850	1,880,696
2.50%, 07/29/25	1,800	1,825,915
International Finance Corp.
0.88%, 06/15/18	900	892,292
1.00%, 04/24/17	650	650,352
1.75%, 09/16/19[a]	2,950	2,970,580
Nordic Investment Bank
5.00%, 02/01/17	307	321,564

		51,955,145
SWEDEN — 0.04%
Svensk Exportkredit AB
1.75%, 05/30/17[a]	500	505,570
5.13%, 03/01/17	300	315,423

		820,993
TURKEY — 0.25%
Turkey Government International Bond
3.25%, 03/23/23	2,400	2,205,000
5.63%, 03/30/21	200	212,800
6.75%, 04/03/18	1,450	1,566,855
7.38%, 02/05/25[a]	200	236,500
7.50%, 07/14/17[a]	600	644,622

		4,865,777
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	550	563,750

		563,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $103,505,334)		103,107,612

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.13%

CALIFORNIA — 0.04%
State of California GO
6.20%, 10/01/19	$20	$23,085
State of California GO BAB
5.70%, 11/01/21	100	116,639
6.65%, 03/01/22	400	480,780
University of California RB
Series AH
1.80%, 07/01/19	100	100,062

		720,566
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	250	253,560

		253,560
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	425	432,863
4.95%, 06/01/23	300	301,605
5.67%, 03/01/18	50	52,557
5.88%, 03/01/19	300	321,786

		1,108,811
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	50	42,815
0.00%, 02/15/23 (AGM)[a]	600	430,638

		473,453

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,566,526)		2,556,390

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.33%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.50%
Federal Home Loan Banks
1.00%, 06/21/17[a]	1,700	1,702,969
1.13%, 04/25/18	2,500	2,499,278
5.00%, 11/17/17	1,035	1,115,068
Federal Home Loan Mortgage Corp.
0.75%, 07/14/17	4,600	4,590,040
0.75%, 01/12/18	400	397,378
0.88%, 03/07/18	12,387	12,321,737
1.00%, 03/08/17[a]	1,500	1,503,655
1.25%, 08/01/19[a]	3,880	3,841,553
1.25%, 10/02/19[a]	3,416	3,372,622
1.75%, 05/30/19	11,150	11,263,894
2.00%, 08/25/16[a]	1,650	1,666,617
2.38%, 01/13/22[a]	6,003	6,111,123
2.50%, 05/27/16	1,635	1,651,304
3.75%, 03/27/19[a]	1,905	2,049,477

Security	Principal (000s)	Value

Federal National Mortgage Association
0.38%, 12/21/15[a]	$265	$265,030
1.13%, 04/27/17[a]	840	843,178
1.25%, 09/28/16[a]	1,441	1,447,557
1.63%, 01/21/20[a]	14,000	13,990,882
1.75%, 09/12/19	15,150	15,260,104
2.63%, 09/06/24[a]	700	712,124

		86,605,590
U.S. GOVERNMENT OBLIGATIONS — 56.83%
U.S. Treasury Note/Bond
0.38%, 01/15/16	463	463,111
0.50%, 06/15/16[a]	7,550	7,551,435
0.50%, 06/30/16[a]	11,000	11,002,531
0.50%, 07/31/17[a]	4,000	3,976,480
0.63%, 07/15/16[a]	4,100	4,102,583
0.63%, 08/15/16[a]	5,000	5,001,350
0.63%, 12/31/16	800	798,968
0.63%, 02/15/17	4,000	3,993,120
0.63%, 05/31/17	9,000	8,970,570
0.63%, 08/31/17[a]	13,700	13,636,158
0.63%, 09/30/17[a]	27,500	27,362,225
0.63%, 11/30/17[a]	5,771	5,732,911
0.75%, 01/15/17[a]	1,700	1,699,728
0.75%, 12/31/17[a]	40,885	40,688,751
0.75%, 02/28/18	600	596,118
0.75%, 03/31/18[a]	4,400	4,369,200
0.88%, 09/15/16[a]	5,000	5,009,600
0.88%, 11/30/16[a]	5,000	5,007,800
0.88%, 12/31/16[a]	1,000	1,001,200
0.88%, 01/31/17[a]	23,283	23,311,171
0.88%, 02/28/17[a]	13,580	13,596,431
0.88%, 04/30/17	765	765,658
0.88%, 07/15/17[a]	10,000	10,002,901
0.88%, 01/31/18[a]	10,000	9,969,700
0.88%, 07/31/19[a]	3,000	2,941,440
1.00%, 08/31/16[a]	4,634	4,646,975
1.00%, 09/30/16	1,940	1,945,762
1.00%, 03/31/17[a]	14,872	14,913,194
1.00%, 12/15/17	10,000	10,005,100
1.00%, 05/31/18	18,900	18,848,025
1.00%, 09/15/18[a]	9,900	9,847,035
1.00%, 08/31/19[a]	8,500	8,361,535
1.00%, 11/30/19	500	490,290
1.13%, 06/15/18[a]	15,000	15,002,400
1.13%, 12/31/19	15,168	14,933,806
1.13%, 03/31/20	16,640	16,328,831
1.13%, 04/30/20[a]	13,296	13,036,994
1.25%, 10/31/18[a]	13,900	13,916,681
1.25%, 11/30/18[a]	5,500	5,503,080
1.25%, 04/30/19[a]	3,000	2,989,470
1.25%, 10/31/19[a]	9,000	8,928,000
1.25%, 01/31/20[a]	2,000	1,976,300
1.25%, 02/29/20	3,921	3,870,419
1.38%, 06/30/18	8,000	8,053,199
1.38%, 07/31/18[a]	12,300	12,374,784
1.38%, 09/30/18	8,889	8,935,045
1.38%, 11/30/18	2,000	2,008,480
1.38%, 01/31/20[a]	8,500	8,441,095
1.38%, 03/31/20	6,000	5,947,860
1.38%, 04/30/20	6,400	6,339,648
1.38%, 05/31/20	7,000	6,923,980
1.38%, 09/30/20[a]	38,000	37,498,020

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2015

Security	Principal (000s)	Value

1.38%, 10/31/20[a]	$5,000	$4,931,700
1.50%, 08/31/18	13,370	13,489,527
1.50%, 12/31/18	9,000	9,063,450
1.50%, 02/28/19	1,000	1,005,840
1.50%, 03/31/19[a]	10,428	10,487,128
1.50%, 05/31/19	10,500	10,545,255
1.50%, 11/30/19	9,000	8,999,460
1.50%, 05/31/20[a]	51,800	51,562,238
1.63%, 03/31/19[a]	3,200	3,229,312
1.63%, 06/30/19	12,800	12,903,168
1.63%, 08/31/19[a]	9,750	9,819,810
1.63%, 12/31/19	6,000	6,025,380
1.63%, 08/15/22[a]	6,000	5,870,760
1.63%, 11/15/22[a]	12,219	11,924,889
1.75%, 09/30/19[a]	3,000	3,032,820
1.75%, 10/31/20	1,750	1,754,900
1.75%, 02/28/22	2,000	1,979,720
1.75%, 05/15/22[a]	1,000	987,560
1.75%, 09/30/22[a]	24,000	23,635,201
1.75%, 05/15/23	4,945	4,841,303
1.88%, 08/31/17	5,918	6,019,434
1.88%, 09/30/17	9,069	9,230,882
1.88%, 06/30/20	2,500	2,527,700
1.88%, 11/30/21	3,500	3,499,510
1.88%, 05/31/22[a]	1,000	995,010
1.88%, 08/31/22	10,000	9,930,800
2.00%, 04/30/16	5,130	5,164,473
2.00%, 07/31/20	3,700	3,759,052
2.00%, 09/30/20	16,000	16,253,281
2.00%, 11/30/20[a]	1,800	1,825,470
2.00%, 02/28/21	1,900	1,923,864
2.00%, 05/31/21	2,000	2,021,440
2.00%, 08/31/21[a]	3,000	3,026,490
2.00%, 10/31/21	2,000	2,014,900
2.00%, 11/15/21	4,500	4,534,110
2.00%, 02/15/22[a]	5,194	5,226,359
2.00%, 07/31/22[a]	10,000	10,019,400
2.00%, 11/30/22	12,000	12,000,960
2.00%, 02/15/23[a]	15,545	15,540,492
2.00%, 02/15/25[a]	11,100	10,900,533
2.00%, 08/15/25[a]	29,000	28,419,420
2.13%, 08/31/20	9,120	9,312,341
2.13%, 06/30/21	4,000	4,069,480
2.13%, 08/15/21	14,295	14,535,298
2.13%, 09/30/21	5,500	5,583,435
2.13%, 12/31/21	34,750	35,221,211
2.13%, 05/15/25[a]	19,000	18,839,260
2.25%, 03/31/21[a]	2,300	2,356,994
2.25%, 11/15/24	12,500	12,557,250
2.25%, 11/15/25	5,000	5,013,650
2.38%, 07/31/17[a]	31,431	32,221,178
2.38%, 06/30/18	2,500	2,579,975
2.38%, 12/31/20[a]	1,000	1,032,380
2.38%, 08/15/24[a]	5,400	5,484,834
2.50%, 06/30/17[a]	6,500	6,669,716
2.50%, 08/15/23[a]	7,290	7,519,999
2.50%, 05/15/24[a]	3,025	3,107,189
2.63%, 04/30/18[a]	4,910	5,094,567
2.63%, 11/15/20	375	391,339
2.75%, 12/31/17	48,400	50,166,597
2.75%, 02/28/18[a]	381	395,455
2.75%, 11/15/23	2,650	2,781,890
2.75%, 02/15/24	1,925	2,016,996

Security	Principal or Shares (000s)	Value

2.88%, 03/31/18[a]	$1,430	$1,490,003
3.13%, 01/31/17[a]	1,500	1,540,860
3.13%, 04/30/17	710	733,217
3.13%, 05/15/19	5,000	5,297,250
3.25%, 12/31/16[a]	1,000	1,026,710
3.25%, 03/31/17[a]	3,000	3,098,910
3.38%, 11/15/19	2,493	2,675,263
3.50%, 05/15/20	353	381,537
3.63%, 08/15/19	2,190	2,363,601
3.63%, 02/15/20[a]	2,010	2,180,569
3.63%, 02/15/21	756	826,331
3.75%, 11/15/18[a]	1,100	1,181,191
4.88%, 08/15/16[a]	3,152	3,247,191
6.88%, 08/15/25[a]	2,200	3,107,060
7.50%, 11/15/24	1,500	2,155,215
8.00%, 11/15/21[a]	5,000	6,729,050
8.50%, 02/15/20[a]	1,667	2,139,328
8.75%, 05/15/20[a]	1,500	1,959,915

		1,093,624,384

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,178,122,845)		1,180,229,974

SHORT-TERM INVESTMENTS — 36.03%

MONEY MARKET FUNDS — 36.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,g,h]	608,344	608,344,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,g,h]	52,499	52,498,683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,g]	32,610	32,610,227

		693,452,977

TOTAL SHORT-TERM INVESTMENTS (Cost: $693,452,977)		693,452,977

TOTAL INVESTMENTS IN SECURITIES — 135.26%
(Cost: $2,601,041,089)		2,602,985,478
Other Assets, Less Liabilities — (35.26)%		(678,528,049)

NET ASSETS — 100.00%		$1,924,457,429

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

276

Schedule of Investments  (Unaudited)

iSHARES® MBS ETF

November 30, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 98.87%

MORTGAGE-BACKED SECURITIES — 98.87%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$1,667	$1,699,622
2.38%, 12/01/33[a]	200	213,321
2.47%, 05/01/43[a]	1,195	1,210,873
2.48%, 12/01/38[a]	3,869	4,131,667
2.50%, 02/01/28	21,254	21,712,529
2.50%, 06/01/28	184	188,087
2.50%, 07/01/29	3,345	3,399,779
2.50%, 08/01/29	672	683,515
2.50%, 10/01/29	486	493,159
2.50%, 02/01/30	4,564	4,629,412
2.50%, 03/01/30	470	476,947
2.50%, 04/01/30	13,151	13,339,543
2.50%, 05/01/30	14,637	14,845,337
2.50%, 06/01/30	51,999	52,741,373
2.50%, 07/01/30	2,024	2,053,393
2.50%, 08/01/30	2,542	2,578,438
2.50%, 09/01/30	1,678	1,702,392
2.50%, 12/01/30[b]	8,000	8,106,250
2.50%, 02/01/43	2,284	2,207,349
2.50%, 03/01/43	269	259,749
2.50%, 04/01/43	964	932,316
2.50%, 06/01/43	815	787,875
2.50%, 07/01/43	3,159	3,053,247
2.50%, 08/01/43	340	328,217
2.50%, 04/01/45	318	307,302
2.51%, 08/01/43[a]	408	414,128
2.55%, 01/01/42[a]	3,789	3,994,662
2.81%, 11/01/40[a]	1,503	1,591,154
2.89%, 09/01/41[a]	3,113	3,319,619
2.94%, 11/01/40[a]	1,842	1,953,995
2.96%, 05/01/42[a]	2,204	2,266,572
2.97%, 08/01/41[a]	584	615,772
3.00%, 01/01/21	29	29,750
3.00%, 08/01/21	9	9,715
3.00%, 09/01/21	443	459,646
3.00%, 10/01/22	96	99,170
3.00%, 04/01/27	3,190	3,307,403
3.00%, 05/01/27	18,833	19,524,214
3.00%, 06/01/27	5,145	5,333,592
3.00%, 07/01/27	569	590,090
3.00%, 08/01/27	1,600	1,658,411
3.00%, 09/01/27	9,292	9,632,288
3.00%, 11/01/27	2,467	2,557,412
3.00%, 12/01/27	1,797	1,862,811
3.00%, 01/01/28	962	997,545
3.00%, 11/01/28	384	397,808
3.00%, 04/01/29	19	19,664
3.00%, 05/01/29	22,773	23,588,225
3.00%, 10/01/29	31	31,949
3.00%, 11/01/29	4,908	5,084,467
3.00%, 03/01/30	1,735	1,797,244
3.00%, 05/01/30	11,004	11,398,095
3.00%, 06/01/30	5,674	5,878,359
3.00%, 08/01/30	742	768,652

Security	Principal (000s)	Value

3.00%, 09/01/30	$10,725	$11,109,073
3.00%, 10/01/30	2,231	2,310,561
3.00%, 12/01/30[b]	22,000	22,763,125
3.00%, 05/01/33	9,860	10,153,074
3.00%, 04/01/43	66,675	67,027,586
3.00%, 02/01/45	5,471	5,491,922
3.00%, 03/01/45	483	484,657
3.00%, 04/01/45	117,729	118,189,264
3.00%, 05/01/45	3,425	3,438,436
3.00%, 12/01/45[b]	112,250	112,600,781
3.21%, 11/01/40[a]	2,655	2,788,832
3.33%, 07/01/41[a]	331	348,590
3.46%, 11/01/41[a]	6,686	7,060,218
3.50%, 11/01/25	7,468	7,855,919
3.50%, 03/01/26	4,514	4,748,649
3.50%, 06/01/26	1,992	2,095,349
3.50%, 08/01/26	2,203	2,318,021
3.50%, 12/01/30[b]	25,000	26,230,469
3.50%, 05/01/35	23,734	24,907,863
3.50%, 10/01/42	4,371	4,537,494
3.50%, 11/01/42	3,773	3,915,832
3.50%, 06/01/43	5,085	5,277,940
3.50%, 08/01/45	2,975	3,079,978
3.50%, 10/01/45	164,902	170,610,917
3.50%, 12/01/45[b]	300,400	310,491,562
4.00%, 05/01/25	4,594	4,885,830
4.00%, 10/01/25	3,564	3,800,602
4.00%, 02/01/26	3,507	3,738,954
4.00%, 12/01/30[b]	4,443	4,633,216
4.00%, 09/01/41	12,367	13,168,550
4.00%, 02/01/42	20,599	21,905,680
4.00%, 07/01/44	10,495	11,182,480
4.00%, 07/01/45	84,362	89,436,794
4.00%, 08/01/45	24,008	25,449,162
4.00%, 09/01/45	74,232	78,686,051
4.00%, 10/01/45	101,833	107,944,116
4.00%, 12/01/45[b]	28,673	30,357,539
4.50%, 04/01/22	2,026	2,110,965
4.50%, 05/01/23	2,819	2,931,193
4.50%, 07/01/24	1,833	1,955,725
4.50%, 08/01/24	599	645,321
4.50%, 09/01/24	1,022	1,093,878
4.50%, 10/01/24	1,482	1,596,161
4.50%, 08/01/30	4,230	4,597,076
4.50%, 12/01/30[b]	2,831	2,922,565
4.50%, 03/01/39	9,923	10,798,000
4.50%, 05/01/39	11,680	12,713,831
4.50%, 10/01/39	13,436	14,515,601
4.50%, 09/01/40	10,917	11,786,307
4.50%, 02/01/41	10,386	11,222,162
4.50%, 05/01/41	12,054	13,251,238
4.50%, 12/01/45[b]	121,150	130,747,352
5.00%, 11/01/18	870	914,640
5.00%, 08/01/19	1,155	1,194,876
5.00%, 12/01/24	3,067	3,246,548
5.00%, 08/01/25	2,526	2,766,265
5.00%, 12/01/30[b]	161	165,830
5.00%, 06/01/33	1,041	1,155,876
5.00%, 12/01/33	3,370	3,713,209
5.00%, 07/01/35	12,178	13,476,052
5.00%, 01/01/36	1,904	2,098,088
5.00%, 01/01/37	2,248	2,478,026
5.00%, 02/01/37	2,019	2,228,078

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2015

Security	Principal (000s)	Value

5.00%, 02/01/38	$2,854	$3,151,196
5.00%, 03/01/38	8,790	9,639,952
5.00%, 12/01/38	1,841	2,017,857
5.00%, 08/01/39	13,108	14,539,578
5.00%, 01/01/40	1,074	1,184,204
5.00%, 04/01/40	1,100	1,210,125
5.00%, 07/01/40	565	619,658
5.00%, 08/01/40	8,961	9,860,649
5.00%, 09/01/40	5,381	5,930,825
5.00%, 08/01/41	8,119	8,977,937
5.00%, 12/01/45[b]	31	34,530
5.50%, 07/01/31	—	352
5.50%, 04/01/32	69	76,617
5.50%, 09/01/32	204	227,370
5.50%, 10/01/32	39	43,470
5.50%, 12/01/32	18	19,627
5.50%, 04/01/33	1	1,169
5.50%, 05/01/33	29	32,502
5.50%, 06/01/33	37	41,694
5.50%, 07/01/33	85	95,275
5.50%, 09/01/33	6	6,731
5.50%, 10/01/33	438	488,750
5.50%, 01/01/34	2	2,333
5.50%, 02/01/34	3,550	3,956,612
5.50%, 03/01/34	797	892,241
5.50%, 10/01/34	497	554,272
5.50%, 11/01/34	9	9,804
5.50%, 12/01/34	540	604,820
5.50%, 01/01/35	6,322	7,065,099
5.50%, 02/01/35	1,657	1,852,633
5.50%, 04/01/35	289	320,579
5.50%, 05/01/35	3,162	3,528,011
5.50%, 06/01/35	8,048	8,982,885
5.50%, 07/01/35	36	39,975
5.50%, 08/01/35	112	123,967
5.50%, 10/01/35	300	334,812
5.50%, 12/01/35	1,687	1,884,256
5.50%, 02/01/36	2	2,207
5.50%, 03/01/36	97	108,565
5.50%, 05/01/36	2,019	2,251,959
5.50%, 07/01/36	3,676	4,095,910
5.50%, 08/01/36	442	490,764
5.50%, 04/01/38	3,949	4,415,237
5.50%, 05/01/38	1,408	1,569,030
5.50%, 12/01/38	19	21,602
5.50%, 01/01/39	6,696	7,483,964
5.50%, 09/01/39	3,351	3,732,969
5.50%, 11/01/39	6,447	7,248,565
5.50%, 12/01/45[b]	163	181,108
6.00%, 09/01/36	1,521	1,724,183
6.00%, 10/01/36	1,653	1,892,614
6.00%, 02/01/37	1,518	1,722,892
6.00%, 09/01/38	5,554	6,327,804
6.00%, 12/01/45[b]	9,372	10,579,063
Federal National Mortgage Association
1.89%, 04/01/43[a]	2,827	2,897,777
2.06%, 06/01/43[a]	7,703	7,821,411
2.42%, 02/01/42[a]	7,086	7,433,711
2.43%, 12/01/38[a]	1,557	1,657,603
2.48%, 08/01/42[a]	10,626	10,929,163
2.50%, 05/01/27	14,156	14,436,635
2.50%, 10/01/27	14,256	14,544,254
2.50%, 01/01/30	7,561	7,668,246

Security	Principal (000s)	Value

2.50%, 02/01/30	$2,050	$2,078,575
2.50%, 04/01/30	3,217	3,261,968
2.50%, 05/01/30	36,392	36,908,149
2.50%, 06/01/30	141,857	143,863,531
2.50%, 07/01/30	44,617	45,248,424
2.50%, 08/01/30	10,578	10,728,548
2.50%, 09/01/30	8,473	8,593,909
2.50%, 10/01/30	3,229	3,274,712
2.50%, 01/01/43	2,911	2,820,743
2.50%, 02/01/43	2,875	2,785,963
2.50%, 03/01/43	2,850	2,761,613
2.50%, 06/01/43	6,843	6,629,775
2.50%, 08/01/43	972	942,127
2.50%, 04/01/45	112	108,413
2.50%, 05/01/45	988	957,743
2.82%, 08/01/41[a]	906	959,841
2.92%, 10/01/41[a]	4,833	5,115,345
3.00%, 12/01/20	591	611,481
3.00%, 03/01/21	18	18,348
3.00%, 04/01/21	15	15,843
3.00%, 05/01/21	18	19,037
3.00%, 08/01/21	665	689,039
3.00%, 09/01/21	63	65,657
3.00%, 10/01/21	240	248,366
3.00%, 02/01/22	59	60,718
3.00%, 03/01/22	16	16,461
3.00%, 07/01/22	737	764,481
3.00%, 09/01/22	26	27,187
3.00%, 12/01/22	108	111,873
3.00%, 09/01/26	148	153,998
3.00%, 01/01/27	12,346	12,826,978
3.00%, 03/01/27	442	459,715
3.00%, 11/01/27	23,563	24,481,717
3.00%, 12/01/28	61	63,134
3.00%, 05/01/29	869	901,406
3.00%, 08/01/29	723	749,860
3.00%, 09/01/29	1,842	1,908,831
3.00%, 10/01/29	14,124	14,642,979
3.00%, 11/01/29	33,824	35,046,653
3.00%, 12/01/29	2,989	3,096,954
3.00%, 01/01/30	5,673	5,878,392
3.00%, 02/01/30	12,036	12,470,912
3.00%, 03/01/30	68,879	71,367,533
3.00%, 04/01/30	34,573	35,822,947
3.00%, 05/01/30	21,380	22,151,508
3.00%, 06/01/30	6,983	7,234,505
3.00%, 07/01/30	19,054	19,742,442
3.00%, 08/01/30	839	868,999
3.00%, 09/01/30	13,404	13,888,702
3.00%, 10/01/30	1,984	2,055,757
3.00%, 12/01/30[b]	11,000	11,386,719
3.00%, 05/01/33	2,640	2,721,808
3.00%, 03/01/42	684	689,220
3.00%, 02/01/43	61	61,154
3.00%, 03/01/43	465	468,248
3.00%, 04/01/43	14,551	14,652,773
3.00%, 05/01/43	156,177	157,259,573
3.00%, 06/01/43	27,589	27,781,714
3.00%, 07/01/43	24,013	24,180,132
3.00%, 08/01/43	20,429	20,568,418
3.00%, 09/01/43	25,436	25,614,824
3.00%, 10/01/43	2,124	2,138,280
3.00%, 11/01/43	148	149,149

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 12/01/43	$7,301	$7,351,339
3.00%, 01/01/44	471	474,484
3.00%, 02/01/44	36,691	36,945,348
3.00%, 03/01/45	522	524,670
3.00%, 04/01/45	4,093	4,114,153
3.00%, 05/01/45	4,898	4,924,029
3.00%, 06/01/45	484	486,197
3.00%, 12/01/45[b]	196,900	197,761,437
3.30%, 09/01/41[a]	432	453,779
3.50%, 04/01/27	5,689	6,005,587
3.50%, 12/01/30[b]	108,350	113,869,078
3.50%, 01/01/32	5,268	5,528,544
3.50%, 06/01/32	2,614	2,744,281
3.50%, 06/01/35	29,623	31,081,679
3.50%, 05/01/42	3,617	3,758,480
3.50%, 12/01/42	5,787	6,007,983
3.50%, 05/01/43	45,536	47,246,654
3.50%, 06/01/43	21,315	22,119,899
3.50%, 09/01/45	578,363	599,776,033
3.50%, 10/01/45	36,884	38,230,948
3.50%, 12/01/45[b]	73,384	75,998,305
4.00%, 03/01/24	3,043	3,222,265
4.00%, 10/01/25	7,449	7,905,875
4.00%, 11/01/25	3,496	3,702,932
4.00%, 03/01/26	2,147	2,279,340
4.00%, 06/01/26	13,455	14,291,018
4.00%, 09/01/26	4,933	5,237,203
4.00%, 12/01/30	3,468	3,719,662
4.00%, 12/01/30[b]	39,000	40,706,250
4.00%, 01/01/31	2,131	2,285,911
4.00%, 02/01/31	1,793	1,923,319
4.00%, 10/01/31	5,197	5,573,420
4.00%, 02/01/32	12,730	13,655,722
4.00%, 11/01/41	12,247	13,047,220
4.00%, 01/01/42	7,162	7,630,597
4.00%, 03/01/42	25,640	27,316,945
4.00%, 07/01/45	66,098	70,175,350
4.00%, 08/01/45	124,397	132,188,500
4.00%, 09/01/45	332,615	353,351,181
4.00%, 12/01/45[b]	44,583	47,292,810
4.50%, 09/01/18	1,110	1,147,937
4.50%, 04/01/19	813	847,118
4.50%, 11/01/22	1,836	1,917,552
4.50%, 06/01/23	626	657,125
4.50%, 03/01/24	534	555,548
4.50%, 10/01/24	2,892	3,109,577
4.50%, 02/01/25	3,229	3,445,472
4.50%, 04/01/25	4,080	4,401,011
4.50%, 06/01/25	3,522	3,799,697
4.50%, 12/01/30[b]	3,700	3,822,562
4.50%, 08/01/31	7,468	8,138,214
4.50%, 05/01/39	4,061	4,441,329
4.50%, 09/01/40	8,143	8,816,756
4.50%, 12/01/40	6,410	6,939,207
4.50%, 01/01/41	13,487	14,605,593
4.50%, 04/01/41	13,760	15,060,204
4.50%, 05/01/41	27,766	30,170,766
4.50%, 06/01/41	7,698	8,425,607
4.50%, 08/01/41	12,736	13,792,429
4.50%, 09/01/41	28,498	31,098,697
4.50%, 12/01/45[b]	144,700	156,389,047
5.00%, 08/01/20	1,442	1,493,779
5.00%, 07/01/23	3,858	4,144,261

Security	Principal (000s)	Value

5.00%, 12/01/23	$1,744	$1,878,548
5.00%, 05/01/25	761	802,667
5.00%, 12/01/30[b]	1,283	1,321,690
5.00%, 11/01/33	6,807	7,544,965
5.00%, 03/01/39	2,449	2,729,070
5.00%, 12/01/39	2,169	2,394,784
5.00%, 01/01/40	53	58,410
5.00%, 04/01/40	4,605	5,087,372
5.00%, 05/01/40	388	428,390
5.00%, 06/01/40	501	554,097
5.00%, 07/01/40	3,566	3,940,984
5.00%, 08/01/40	19,375	21,761,447
5.00%, 09/01/40	154	169,893
5.00%, 10/01/40	473	525,608
5.00%, 02/01/41	34	37,380
5.00%, 03/01/41	6,170	6,819,084
5.00%, 04/01/41	11,308	12,575,224
5.00%, 05/01/41	36,505	40,543,291
5.00%, 06/01/41	2,859	3,167,857
5.00%, 08/01/41	4,603	5,153,100
5.00%, 12/01/45[b]	178,022	196,324,881
5.50%, 12/01/19	2,093	2,189,551
5.50%, 05/01/33	2,605	2,933,332
5.50%, 11/01/33	5,242	5,901,235
5.50%, 09/01/34	3,811	4,300,161
5.50%, 04/01/36	6,993	7,859,240
5.50%, 05/01/36	1,439	1,615,282
5.50%, 09/01/36	10,052	11,295,942
5.50%, 08/01/37	9,087	10,219,801
5.50%, 03/01/38	3,671	4,113,193
5.50%, 07/01/38	2,482	2,771,121
5.50%, 11/01/38	3,014	3,364,785
5.50%, 07/01/40	7,059	7,963,497
5.50%, 09/01/40	18,718	21,159,598
5.50%, 12/01/45[b]	857	957,698
6.00%, 03/01/34	3,946	4,513,029
6.00%, 05/01/34	691	792,852
6.00%, 08/01/34	1,312	1,498,802
6.00%, 11/01/34	427	487,994
6.00%, 06/01/36	2,509	2,848,572
6.00%, 08/01/36	2,523	2,860,940
6.00%, 03/01/38	1,510	1,724,304
6.00%, 05/01/38	3,537	4,016,726
6.00%, 08/01/38	344	390,358
6.00%, 06/01/39	11,487	13,102,157
6.00%, 10/01/39	926	1,057,505
6.00%, 12/01/45[b]	2,896	3,281,077
6.50%, 08/01/36	105	120,062
6.50%, 09/01/36	773	885,942
6.50%, 10/01/36	115	131,282
6.50%, 12/01/36	131	150,292
6.50%, 07/01/37	201	232,306
6.50%, 08/01/37	5,956	6,826,540
6.50%, 10/01/37	362	415,023
6.50%, 11/01/37	55	62,877
6.50%, 12/01/37	271	310,549
6.50%, 06/01/38	65	74,088
6.50%, 10/01/39	5,935	6,801,631
6.50%, 05/01/40	3,989	4,599,934
7.00%, 04/01/37	2,019	2,375,089
Government National Mortgage Association
3.00%, 07/15/27	12,337	12,868,153
3.00%, 09/15/42	635	645,810

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2015

Security	Principal (000s)	Value

3.00%, 10/15/42	$1,962	$2,005,049
3.00%, 04/15/43	87	88,735
3.00%, 09/20/43	4,333	4,427,651
3.00%, 11/20/43	153	155,850
3.00%, 12/20/43	46	47,289
3.00%, 01/20/44	13,445	13,739,298
3.00%, 02/20/44	3,483	3,559,365
3.00%, 03/20/44	4,491	4,589,407
3.00%, 04/20/44	81	82,473
3.00%, 06/20/44	800	816,951
3.00%, 07/20/44	3,241	3,305,137
3.00%, 08/20/44	98,996	101,164,339
3.00%, 10/15/44	4,395	4,471,546
3.00%, 05/15/45	3,558	3,627,077
3.00%, 08/20/45	145,872	148,504,236
3.00%, 12/01/45[b]	115,000	116,857,734
3.50%, 01/15/41	111	116,355
3.50%, 09/15/41	964	1,006,179
3.50%, 11/15/41	276	287,794
3.50%, 12/15/41	9,825	10,256,917
3.50%, 01/15/42	1,514	1,580,502
3.50%, 02/15/42	221	230,998
3.50%, 03/15/42	202	210,456
3.50%, 04/15/42	371	387,647
3.50%, 07/15/42	974	1,016,629
3.50%, 09/15/42	4,038	4,218,212
3.50%, 10/15/42	4,076	4,256,414
3.50%, 11/15/42	2,990	3,120,860
3.50%, 01/15/43	445	465,663
3.50%, 02/15/43	377	393,500
3.50%, 03/15/43	1,983	2,078,857
3.50%, 05/15/43	3,809	3,978,505
3.50%, 06/15/43	5,504	5,782,679
3.50%, 08/15/43	1,891	1,973,944
3.50%, 09/15/44	788	824,287
3.50%, 07/20/45	399,705	418,039,083
3.50%, 12/01/45[b]	217,300	226,886,234
4.00%, 01/15/41	165	175,690
4.00%, 02/15/41	11,822	12,582,435
4.00%, 03/15/41	1,930	2,049,665
4.00%, 04/15/41	8,648	9,283,245
4.00%, 05/15/41	1,428	1,521,396
4.00%, 07/15/41	4,807	5,106,862
4.00%, 09/15/41	430	456,920
4.00%, 12/15/41	2,973	3,177,559
4.00%, 01/15/42	1,772	1,902,563
4.00%, 02/15/42	8,002	8,582,678
4.00%, 03/15/42	12,124	13,016,498
4.00%, 04/15/42	8,925	9,480,264
4.00%, 05/15/42	2,163	2,321,597
4.00%, 08/15/42	2,963	3,181,690
4.00%, 10/15/42	879	943,537
4.00%, 03/15/44	567	602,190
4.00%, 08/15/44	124	131,942
4.00%, 08/20/44	13,336	14,188,117
4.00%, 10/20/44	32,448	34,499,490
4.00%, 01/20/45	5,241	5,571,985
4.00%, 12/01/45[b]	223,400	237,292,687
4.50%, 04/15/39	1,027	1,109,680
4.50%, 08/15/39	7,380	7,977,439
4.50%, 11/20/39	2,560	2,786,133
4.50%, 01/20/40	2,790	3,036,905
4.50%, 06/15/40	11,094	12,006,413

Security	Principal or Shares (000s)	Value

4.50%, 07/15/40	$9,108	$9,838,172
4.50%, 08/15/40	22,972	24,868,348
4.50%, 08/20/40	4,689	5,092,733
4.50%, 10/20/40	11,183	12,170,642
4.50%, 04/20/41	11,183	12,146,191
4.50%, 06/20/41	15,157	16,495,911
4.50%, 09/20/41	7,182	7,816,230
4.50%, 11/20/41	6,964	7,579,551
4.50%, 12/01/45[b]	98,000	105,378,125
5.00%, 05/20/33	744	824,513
5.00%, 07/20/35	3,195	3,531,111
5.00%, 12/15/36	12,365	13,795,896
5.00%, 01/15/39	5,215	5,776,974
5.00%, 07/15/39	13,870	15,373,033
5.00%, 10/20/39	4,825	5,353,684
5.00%, 05/15/40	2,835	3,132,869
5.00%, 07/20/40	16,986	18,854,196
5.00%, 08/20/40	4,877	5,412,993
5.00%, 11/20/41	11,477	12,739,116
5.00%, 07/20/42	2,395	2,625,087
5.50%, 11/20/34	3,689	4,146,565
5.50%, 03/15/36	2,738	3,100,062
5.50%, 03/20/36	815	914,472
5.50%, 07/20/36	1,118	1,254,280
5.50%, 06/20/38	4,662	5,190,324
5.50%, 10/15/38	3,007	3,368,903
5.50%, 03/20/39	2,952	3,322,425
5.50%, 12/15/39	827	926,210
5.50%, 01/15/40	6,507	7,290,977
5.50%, 07/20/40	6,624	7,348,993
6.00%, 03/15/37	6,029	6,967,091
6.00%, 09/20/38	7,534	8,458,371
6.00%, 12/15/38	2,569	2,920,871
6.00%, 11/15/39	1,104	1,255,177
6.00%, 12/01/45[b]	7,000	7,878,281
6.50%, 10/20/38	3,005	3,438,982

		7,501,169,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $7,455,250,447)		7,501,169,238

SHORT-TERM INVESTMENTS — 31.85%

MONEY MARKET FUNDS — 31.85%
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d]	2,416,145	2,416,145,140

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	100	$100,000

		2,416,245,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,416,245,140)		2,416,245,140

TOTAL INVESTMENTS IN SECURITIES — 130.72%
(Cost: $9,871,495,587)		9,917,414,378
Other Assets, Less Liabilities — (30.72)%		(2,330,926,865)

NET ASSETS — 100.00%		$7,586,487,513

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

281

Schedule of Investments  (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.21%

ALABAMA — 0.48%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,326,540
5.00%, 09/01/24	(Call 09/01/22)	2,500	2,917,575
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,368,360
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,198,110
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/16		2,900	2,958,116
5.00%, 05/01/18		500	548,870
5.00%, 05/01/19		1,120	1,265,925
Series B
5.00%, 01/01/21		3,500	4,107,040
5.00%, 01/01/22		1,000	1,191,300
5.00%, 01/01/24		1,000	1,217,940
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,430,700
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	100,684
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	422,216
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,339,062

			27,392,438
ALASKA — 0.04%
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,012,340
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	300	314,490

			2,326,830
ARIZONA — 1.51%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	6,885,054
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,379,060
Series A
5.00%, 07/01/21		1,500	1,778,565
5.00%, 07/01/24	(Call 07/01/21)	935	1,100,673
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,172,810
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,337,860
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,112,380
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,634,603
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,411,650
Series A
5.00%, 09/01/23		750	902,850
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,113,010

Security		Principal (000s)	Value

Arizona Transportation Board RB
5.00%, 07/01/17		$700	$747,852
5.00%, 07/01/23		1,500	1,831,245
5.00%, 07/01/24	(PR 07/01/19)	685	778,160
5.25%, 07/01/20	(Call 07/01/19)	480	547,853
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,050,112
City of Mesa AZ RB
5.25%, 07/01/16	(NPFGC-FGIC)	220	226,384
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	288,092
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,189,230
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,276,900
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		3,000	3,203,610
Series 2015A
5.00%, 07/01/45		2,000	2,246,780
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	886,312
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,890,485
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,279,180
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,218,860
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,630,420
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,101,390
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,942,425
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,171,240
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,418,948
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,945,926
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,453,023
5.00%, 12/01/29	(Call 06/01/22)	400	470,348
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,763,805
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,376,875
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,853,303
5.00%, 12/01/45	(Call 06/01/25)	5,000	5,754,550
Series B
4.00%, 01/01/16		1,250	1,254,162
4.00%, 01/01/18		1,225	1,304,882
5.00%, 12/01/19		500	573,715
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	221,450
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,105,740
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	403,617

			86,235,389
ARKANSAS — 0.10%
State of Arkansas GO
5.00%, 06/15/21		4,885	5,818,817

			5,818,817
CALIFORNIA — 22.52%
Acalanes Union High School District GO Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,417,760

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Alameda County Transportation Authority RB
4.00%, 03/01/22		$500	$575,750
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	485,330
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	866,760
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,568,306
Anaheim Redevelopment Agency Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,071,940
Bay Area Toll Authority RB
4.00%, 04/01/21		1,000	1,136,280
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,002,320
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,500	4,533,390
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,756,150
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,230,008
Series F
5.00%, 04/01/17	(PR 04/01/16)	150	152,408
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,016,050
5.00%, 04/01/21	(PR 04/01/16)	250	254,013
5.00%, 04/01/23	(PR 04/01/16)	275	279,414
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,032,100
5.00%, 04/01/31	(PR 04/01/16)	4,700	4,775,435
5.00%, 04/01/31	(PR 04/01/17)	680	719,753
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,186,840
5.00%, 04/01/28	(PR 04/01/19)	25	28,251
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,338,500
5.00%, 04/01/31	(Call 04/01/22)	200	233,850
5.00%, 04/01/34	(PR 04/01/18)	500	547,525
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,929,259
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,219,780
5.13%, 04/01/39	(PR 04/01/19)	825	935,649
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,549,226
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,489,872
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,838,986
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	1,090	1,268,400
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,302,780
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,965,390
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,560,905
5.25%, 04/01/53	(Call 04/01/23)	370	417,127
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	3,892,840
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,747,695
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	564,750
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,251,790
Series T-1
5.00%, 03/15/39		120	157,618
Series U-3
5.00%, 06/01/43		1,500	1,994,670

Security		Principal (000s)	Value

Series U-6
5.00%, 05/01/45		$4,500	$6,036,390
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,506,036
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,290,800
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	645,400
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,357,563
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,782,549
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,130,000
Series A
5.00%, 12/01/19	(AMBAC)	20	21,651
5.00%, 04/01/20		690	795,632
5.00%, 04/01/22		1,810	2,162,552
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,589,946
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,303,900
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,142,980
5.25%, 06/01/30	(Call 12/01/15)	2,100	2,100,273
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,015,990
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,182,380
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,144,170
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	215,546
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,815,795
5.00%, 12/01/31	(Call 12/01/21)	750	864,750
Series E
5.00%, 09/01/21		2,000	2,373,040
Series F
5.00%, 05/01/20		1,000	1,155,460
5.00%, 05/01/23		3,420	4,129,479
5.00%, 05/01/26		1,500	1,819,080
5.00%, 05/01/27	(Call 05/01/25)	1,500	1,807,860
Series G
5.00%, 01/01/21		4,505	5,269,453
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,609,403
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,357,383
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	719,160
Series J
5.25%, 01/01/16	(AMBAC)	270	271,172
California State University RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,425,060
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,781,205
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,833,401
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,138,540
5.00%, 11/01/23		1,000	1,238,630
5.00%, 11/01/24	(Call 11/01/23)	2,250	2,709,778
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,725,766
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,441,322
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,086,510
5.00%, 11/01/39	(Call 11/01/24)	500	573,525
5.00%, 11/01/43	(Call 11/01/25)	2,000	2,303,860
5.00%, 11/01/44	(Call 11/01/24)	700	796,502

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 11/01/47	(Call 11/01/25)	$1,000	$1,145,680
5.25%, 11/01/34	(Call 05/01/19)	500	562,985
5.25%, 11/01/38	(Call 05/01/19)	1,575	1,773,403
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	774,040
Cerritos Community College District GO Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,802,972
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,381,032
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	617,226
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	224,770
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	107,733
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	170,955
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,043,080
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	500	556,905
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,762,725
5.00%, 06/15/21		25	29,810
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,209,610
City of Bakersfield CA Wastewater Revenue RB Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,153,980
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,374,732
5.00%, 09/01/20		1,250	1,469,188
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,205,160
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,168,570
Series A
5.00%, 06/01/19		4,425	5,031,667
5.00%, 06/01/39	(Call 06/01/19)	500	555,840
Series B
5.00%, 06/01/22		2,625	3,189,979
5.00%, 06/01/23		200	245,916
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,172,550
5.00%, 06/01/32	(Call 06/01/22)	400	466,500
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,305,520
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,527,937
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,291,028
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,574,484
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,118,900
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	576,735
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,386,100

Security		Principal (000s)	Value

Series C
5.00%, 05/15/38	(Call 05/15/25)	$750	$858,758
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	808,199
City of Redding CA COP Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,083,500
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	837,098
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,644,375
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	998,864
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,371,140
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,362,040
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	595,175
5.00%, 11/01/32	(Call 11/01/21)	400	473,904
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,528,760
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,125,920
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,147,512
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,145,150
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,121,960
City of San Jose CA Airport Revenue RB Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,444,474
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,038,180
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	914,440
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,427,040
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,134,312
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,535	2,892,993
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	774,728
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,287,587
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,383,075
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,897,750
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,333,947
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	895,433
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	403,060
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,716,844
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/30	(Call 06/01/25)	1,750	2,121,315
Series 2014B
5.00%, 06/01/24		500	625,475

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	$1,545	$1,645,580
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,065,100
5.00%, 06/01/35	(Call 06/01/25)	2,500	2,974,500
5.00%, 06/01/36	(Call 06/01/25)	15,135	17,376,602
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	292,903
Series B
5.00%, 06/01/16		1,800	1,843,578
5.00%, 06/01/22		2,000	2,435,420
5.00%, 06/01/23		1,000	1,236,110
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(Call 07/01/18)	500	545,895
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	108,016
0.00%, 08/01/34		1,000	497,930
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	567,905
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	524,504
0.00%, 08/01/51		1,000	217,900
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,147,340
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,140,490
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	471,950
0.00%, 01/15/35	(AGM)	1,700	763,436
Series A
0.00%, 01/01/20	(ETM)	1,355	1,285,123
0.00%, 01/01/23	(ETM)	500	436,375
0.00%, 01/01/25	(ETM)	200	164,978
0.00%, 01/01/26	(ETM)	1,500	1,194,585
0.00%, 01/01/28	(ETM)	4,450	3,299,675
0.00%, 01/01/30	(ETM)	1,000	680,640
Glendale Unified School District/CA GO Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,705,176
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,012,380
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,705,305
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	289,824
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,078,980
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,611,345
5.00%, 08/01/22		1,000	1,218,680
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,144,140
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,073,395
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,290,240
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	7,410	7,944,039
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,532,110

Security		Principal (000s)	Value

Series C
5.00%, 06/01/26		$1,000	$1,265,880
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,546,980
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	2,595	2,873,158
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,330,392
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,522,651
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,238,765
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	220,434
Series B
5.00%, 07/01/17		1,000	1,070,010
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,193,980
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,131,460
Los Angeles County Sanitation Districts Financing Authority RB Series A
5.00%, 10/01/20		1,000	1,176,070
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		500	513,990
5.00%, 07/01/21		35	41,769
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,791,405
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,395,140
Series B
5.00%, 07/01/43	(Call 07/01/22)	6,195	7,024,481
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,879,182
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,443,088
5.00%, 07/01/44	(Call 07/01/24)	3,500	3,997,840
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,284,480
Los Angeles Department of Water RB
Series A
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,869,550
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,909,782
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,352,695
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,325,980
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,772,415
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,327,914
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,877,175
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,375,752
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,154,660
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,211,103
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,000	1,243,170
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,027,500
5.00%, 07/01/23		1,000	1,229,170

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$2,750	$2,911,535
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,868,291
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,912,500
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,049,611
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,944,452
Series A-2
5.00%, 07/01/21		1,000	1,195,480
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,400	1,435,938
5.00%, 07/01/16	(AGM)	3,050	3,135,156
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	975,232
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	513,130
Series C
5.00%, 07/01/22		1,705	2,071,370
5.00%, 07/01/23		4,140	5,088,764
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,536,649
5.00%, 07/01/30	(Call 07/01/24)	750	887,070
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,899,432
5.00%, 01/01/34	(Call 07/01/19)	250	280,858
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,136,060
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,643,161
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,810,573
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,354,620
M-S-R Public Power Agency RB Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	330,084
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	750	170,123
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	230,130
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,050	2,210,925
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,674,918
5.00%, 07/01/37	(Call 07/01/17)	3,855	4,095,166
Series C
5.00%, 07/01/17		2,000	2,139,360
5.00%, 10/01/26	(Call 10/01/21)	200	237,894
5.00%, 10/01/27		1,000	1,283,730
Series E
5.00%, 07/01/23		1,000	1,237,570
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	674,100
Modesto Irrigation District COP Series A
6.00%, 10/01/39	(Call 04/01/19)	500	569,830
Mount Diablo Unified School District/CA GO

Security		Principal (000s)	Value

Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	$2,530	$2,117,256
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	2,011,817
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	879,670
0.00%, 08/01/43	(Call 08/01/35)	5,000	3,595,750
Municipal Improvement Corp. of Los Angeles RB Series B1
4.75%, 08/01/37	(Call 12/31/15) (NPFGC-FGIC)	285	285,921
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	634,275
0.00%, 08/01/41	(Call 08/01/21)	520	112,559
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,027,380
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(Call 02/01/19)	500	554,080
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,033,210
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	535,980
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	557,550
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	402,494
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	656,056
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,766,652
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,149,150
Poway Unified School District GO
0.00%, 08/01/33		1,000	501,000
0.00%, 08/01/36		1,000	439,260
0.00%, 08/01/41		1,500	510,915
0.00%, 08/01/46		5,200	1,409,356
0.00%, 08/01/51		1,250	270,213
Series B
0.00%, 08/01/34		4,630	2,218,927
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 12/11/15) (NPFGC)	200	201,024
4.75%, 05/15/31	(Call 12/11/15) (NPFGC)	1,250	1,266,388
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	490,997
Riverside CA Sewer Revevue RB Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,917,136
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,164,710
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,743,840
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,274,600

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	$440	$538,538
Series A
5.40%, 11/01/20	(AMBAC)	425	466,973
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC-FGIC)	2,800	2,866,472
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,290,160
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(PR 07/01/16) (NPFGC)	1,000	1,028,290
Series A
5.00%, 08/15/41	(Call 08/15/23)	4,680	5,357,804
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	830	914,129
Series X
5.00%, 08/15/20		550	645,744
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,182,890
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	342,120
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	140,900
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	960,102
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,466,825
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,684,028
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,598,153
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,396,888
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,117,030
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,772,775
San Diego County Water Authority Financing Corp. COP
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	630	691,734
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,170	3,448,199
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,034,270
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,159,300
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,244,668
5.00%, 05/15/23		1,500	1,845,915
5.00%, 05/15/25		2,500	3,126,650
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,130,060
Series B
5.00%, 05/15/18		1,000	1,103,860
5.00%, 05/15/22	(PR 05/15/19)	2,000	2,268,200
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,663,253
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	798,315
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,678,590
San Diego Unified School District/CA GO

Security		Principal (000s)	Value

0.00%, 07/01/30		$1,300	$774,761
0.00%, 07/01/35		2,380	1,093,586
0.00%, 07/01/36		1,500	659,745
0.00%, 07/01/37		700	289,646
0.00%, 07/01/43		1,180	363,298
0.00%, 07/01/44		2,165	639,389
0.00%, 07/01/45		1,220	345,504
Series C
0.00%, 07/01/45		2,000	566,400
0.00%, 07/01/46		275	74,627
0.00%, 07/01/47		1,405	364,232
0.00%, 07/01/48	(Call 07/01/40)	1,500	945,120
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,990,292
Series E
0.00%, 07/01/42		5,850	3,067,389
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,491,588
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,238,604
5.25%, 07/01/28	(AGM)	1,000	1,287,240
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,365,720
Series R-1
0.00%, 07/01/31		2,000	1,129,440
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,047,750
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	836,560
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	955,809
5.00%, 08/01/32	(PR 08/01/17)	5,000	5,349,950
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,151,060
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,146,970
San Francisco City & County Airports Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,182,750
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,128,360
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,691,325
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,254,340
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,259,080
Series C
5.00%, 05/01/23	(Call 05/01/20)	1,605	1,856,503
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,615,200
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	559,470
San Joaquin County Transportation Authority RB Series A
5.50%, 03/01/41	(Call 03/01/21)	500	584,255
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	3,500	3,499,195
0.00%, 01/01/19	(ETM)	980	948,248
0.00%, 01/01/20	(ETM)	500	475,760
0.00%, 01/01/25	(ETM)	2,100	1,743,189
0.00%, 01/01/27	(ETM)	1,075	835,178
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,104,340

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 01/15/34	(Call 01/15/25)	$2,000	$2,178,700
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,277,840
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,594,269
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		1,700	428,383
0.00%, 08/01/51		1,500	313,410
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,164,300
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,759,585
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,666,311
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,293,500
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/33	(Call 07/15/18)	750	817,718
San Mateo Union High School District GO
0.00%, 09/01/33		500	356,605
0.00%, 09/01/41	(Call 09/01/36)	460	348,708
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	855,600
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	1,083,325
Santa Clara County Financing Authority RB Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,629,255
Santa Clara Valley Transportation Authority RB Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,482,628
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,555,605
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,847,670
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,469,966
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,223,487
Series A
5.00%, 07/01/18		315	348,365
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,824,475
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	521,683
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,286,540
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,647,300
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,706,425
Series G-4
5.00%, 05/01/16		1,250	1,275,175
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,180,888
5.00%, 05/01/21	(Call 05/01/18)	425	466,735
Series K

Security		Principal (000s)	Value

4.00%, 05/01/18		$200	$215,422
5.00%, 05/01/18		2,610	2,873,036
Series L
5.00%, 05/01/16		2,775	2,830,888
5.00%, 05/01/17		1,485	1,578,540
5.00%, 05/01/18		1,290	1,420,006
5.00%, 05/01/19		4,045	4,594,877
5.00%, 05/01/20		2,700	3,154,707
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,105,587
5.00%, 05/01/21	(Call 05/01/20)	975	1,127,783
5.00%, 05/01/22	(PR 05/01/20)	715	834,069
5.00%, 05/01/22	(Call 05/01/20)	435	501,886
Series M
4.00%, 05/01/16		1,500	1,523,985
4.00%, 05/01/19		1,295	1,427,582
5.00%, 05/01/16		7,000	7,140,980
Series N
5.00%, 05/01/18		1,490	1,640,162
5.00%, 05/01/20		2,500	2,921,025
5.00%, 05/01/21		1,010	1,203,193
Series O
5.00%, 05/01/21		1,500	1,786,920
5.00%, 05/01/22		9,350	11,356,416
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	699,395
5.00%, 12/01/24	(Call 06/01/18)	15	16,507
5.00%, 12/01/27	(PR 06/01/18)	485	534,184
5.00%, 12/01/27	(Call 06/01/18)	15	16,475
5.00%, 12/01/28	(PR 06/01/18)	670	737,945
5.00%, 12/01/28	(Call 06/01/18)	25	27,527
Series AS
5.00%, 12/01/24		2,700	3,388,743
5.00%, 12/01/26	(Call 12/01/24)	1,025	1,267,279
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,228,010
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,220,620
State of California GO
2.00%, 11/01/19		2,000	2,067,020
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,451,991
3.50%, 10/01/17		1,000	1,050,600
4.00%, 09/01/17		295	312,048
4.00%, 09/01/20		500	561,930
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,071,200
4.00%, 12/01/27	(Call 06/01/17)	5,155	5,402,492
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,561,680
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,739,070
4.00%, 08/01/45	(Call 08/01/25)	2,250	2,335,905
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,933,712
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,089,300
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,946,482
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,127,830
4.75%, 04/01/18		280	304,864
5.00%, 12/01/15		2,275	2,275,319
5.00%, 02/01/16		3,330	3,357,206
5.00%, 04/01/16		1,915	1,945,870
5.00%, 08/01/16		200	206,328
5.00%, 09/01/16		3,000	3,106,140
5.00%, 10/01/16		5,950	6,182,526
5.00%, 11/01/16	(AMBAC)	345	359,742
5.00%, 12/01/16		200	209,270
5.00%, 04/01/17		725	767,891
5.00%, 10/01/17		3,000	3,234,300
5.00%, 02/01/18		3,200	3,483,104

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 03/01/18		$1,900	$2,073,926
5.00%, 04/01/18		2,715	2,971,730
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	213,044
5.00%, 08/01/18	(Call 02/01/17)	295	310,190
5.00%, 10/01/18		3,400	3,782,330
5.00%, 02/01/19		5,050	5,674,584
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,254,547
5.00%, 09/01/19		900	1,028,430
5.00%, 10/01/19		1,000	1,145,470
5.00%, 02/01/20		5,585	6,440,119
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,281,621
5.00%, 09/01/20		1,500	1,754,685
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	605,539
5.00%, 12/01/20		2,500	2,941,525
5.00%, 12/01/20	(PR 12/01/16)	510	533,460
5.00%, 02/01/21		1,435	1,688,765
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,315,197
5.00%, 08/01/21	(Call 02/01/17)	400	420,404
5.00%, 09/01/21		6,050	7,216,440
5.00%, 10/01/21	(Call 10/01/19)	5,375	6,338,316
5.00%, 11/01/21	(Call 11/01/17)	250	270,230
5.00%, 12/01/21	(PR 12/01/16)	1,955	2,044,930
5.00%, 02/01/22		2,290	2,747,817
5.00%, 04/01/22		1,450	1,744,495
5.00%, 08/01/22	(Call 02/01/17)	410	430,676
5.00%, 09/01/22		1,465	1,773,177
5.00%, 11/01/22		1,060	1,285,854
5.00%, 12/01/22		1,000	1,214,410
5.00%, 03/01/23		4,300	5,218,695
5.00%, 08/01/23	(Call 02/01/17)	340	357,024
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,146,200
5.00%, 10/01/23	(Call 12/31/15)	1,255	1,530,459
5.00%, 11/01/23		1,500	1,837,875
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,423,079
5.00%, 12/01/23		1,835	2,250,866
5.00%, 03/01/24	(Call 03/01/16)	3,310	3,838,802
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,931,687
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,496,668
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,379,055
5.00%, 12/01/24	(PR 12/01/16)	1,920	2,008,320
5.00%, 12/01/24	(Call 12/01/17)	500	540,600
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,041,845
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,946,647
5.00%, 10/01/25	(Call 10/01/24)	1,500	1,768,105
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,797,837
5.00%, 12/01/25	(PR 12/01/16)	2,800	2,928,800
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,153,780
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,417,060
5.00%, 11/01/26	(Call 11/01/17)	625	669,838
5.00%, 02/01/27	(AMBAC)	550	687,874
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,116,760
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,812,495
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,224,220
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,401,600
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,772,765
5.00%, 03/01/28	(PR 03/01/16)	2,400	2,428,992
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,677,936
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,194,340
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,385,840

Security		Principal (000s)	Value

5.00%, 08/01/29	(Call 02/01/25)	$2,500	$2,979,875
5.00%, 10/01/29	(Call 10/01/24)	19,620	22,207,955
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,978,125
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,368,920
5.00%, 08/01/30	(Call 08 /01/25)	8,000	9,516,440
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,354,240
5.00%, 02/01/31	(Call 02/01/23)	3,500	4,038,695
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,525,875
5.00%, 09/01/31	(PR 09/01/16)	525	543,401
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,976,829
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,770,465
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,430,830
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,204,401
5.00%, 08/01/32	(Call 08/01/25)	3,000	3,544,440
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,628,109
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,420,690
5.00%, 08/01/33	(Call 08/01/25)	7,460	8,731,121
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,904,525
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,283,514
5.00%, 09/01/35	(PR 09/01/16)	625	646,756
5.00%, 09/01/35	(Call 09/01/16)	95	97,899
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,214,463
5.00%, 06/01/37	(Call 06/01/17)	7,080	7,498,074
5.00%, 11/01/37	(Call 11/01/17)	17,960	19,311,490
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,820,277
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,158,670
5.00%, 04/01/38	(Call 04/01/18)	3,870	4,209,592
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,469,108
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,355,197
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,258,720
5.00%, 09/01/42	(Call 09/01/22)	6,000	6,822,600
5.00%, 04/01/43	(Call 04/01/23)	8,000	9,080,080
5.00%, 11/01/43	(Call 11/01/23)	10,355	11,852,022
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,136,650
5.13%, 03/01/25	(Call 03/01/18)	560	613,166
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,256,167
5.25%, 02/01/20		1,105	1,285,380
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,343,640
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,217,087
5.25%, 09/01/22		300	367,875
5.25%, 02/01/23		250	307,380
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,901,245
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,410,620
5.25%, 09/01/25	(Call 09/01/21)	250	300,105
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,389,152
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,171,250
5.25%, 03/01/30	(Call 03/01/20)	500	578,525
5.25%, 08/01/32	(AGM)	2,955	3,745,965
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,317,840
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,449,997
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,149,535
5.50%, 04/01/18		5,615	6,210,751
5.50%, 04/01/19		155	177,498
5.50%, 04/01/21	(Call 04/01/19)	315	361,280
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,293,840
5.50%, 08/01/30	(Call 08/01/18)	485	542,890
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,162,470
5.50%, 11/01/39	(Call 11/01/19)	14,810	17,148,499
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,664,932
5.60%, 03/01/36	(Call 03/01/20)	595	692,991
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,876,994
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,957,601
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,538,074

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

6.00%, 02/01/17	(AMBAC)	$1,000	$1,064,640
6.00%, 02/01/18	(AMBAC)	1,000	1,110,830
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,200,250
6.00%, 04/01/35	(Call 04/01/19)	430	501,290
6.00%, 11/01/35	(Call 11/01/19)	235	280,651
6.00%, 04/01/38	(Call 04/01/19)	13,500	15,728,445
6.00%, 11/01/39	(Call 11/01/19)	500	595,215
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,783,545
Series A
4.25%, 07/01/17		1,080	1,141,247
4.60%, 07/01/19		2,000	2,249,220
5.00%, 07/01/17		625	667,825
5.00%, 07/01/18	(ETM)	3,310	3,655,200
5.00%, 07/01/18		955	1,054,597
5.00%, 07/01/19		1,845	2,100,809
5.00%, 07/01/20	(PR 07/01/19)	4,680	5,328,882
5.00%, 07/01/22	(PR 07/01/16)	6,015	6,181,495
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,296,380
Series B
5.00%, 09/01/23		2,000	2,444,920
5.00%, 09/01/25		3,000	3,723,660
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,027,270
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,116,300
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,048,170
Series AF
5.00%, 05/15/16		2,210	2,259,040
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,813,937
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,882,400
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,150,675
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,239,288
5.00%, 05/15/38	(Call 05/15/23)	12,000	13,765,800
Series AK
5.00%, 05/15/48		4,600	5,605,100
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	469,967
Series AO
5.00%, 05/15/22		1,475	1,789,662
5.00%, 05/15/23		1,500	1,845,360
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,126,350
Series D
5.00%, 05/15/41	(PR 05/15/16) (NPFGC-FGIC)	3,395	3,501,501
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,173,970
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,160,822
Series I
5.00%, 05/15/32	(Call 05/15/25)	1,070	1,268,314
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,300,580
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	16,100
5.00%, 05/15/21	(PR 05/15/17)	285	305,836
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	905	1,013,437
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,043,454

Security		Principal (000s)	Value

West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	$1,750	$1,849,155
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	178,205
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	2,500	1,213,325
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	535,485
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,689,903
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,106,960

			1,284,910,497
COLORADO — 0.72%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	3,902,120
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	556,305
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,150,690
5.25%, 11/15/36	(Call 11/15/19)	535	598,012
Series B
5.00%, 11/15/32	(Call11/15/22)	2,335	2,718,010
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,618,010
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,058,750
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	560,470
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	681,210
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	1,002,510
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,352,180
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	304,640
0.00%, 09/01/41		1,000	340,390
Series B
0.00%, 09/01/16	(NPFGC)	765	759,462
0.00%, 09/01/19	(NPFGC)	435	402,497
0.00%, 09/01/20	(NPFGC)	665	602,231
0.00%, 09/01/23	(NPFGC)	165	132,191
0.00%, 09/01/24	(NPFGC)	1,165	893,578
0.00%, 09/01/29	(NPFGC)	2,500	1,536,725
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	558,950
Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	570,545
Regional Transportation District RB
Series A

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

4.50%, 11/01/34	(Call 11/01/17) (AGM)	$3,475	$3,654,553
5.00%, 11/01/27		1,500	1,851,285
5.00%, 11/01/28		1,500	1,855,920
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,083,640
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,146,020
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,304,698
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,515,121
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,120,630

			40,831,343
CONNECTICUT — 1.31%
Connecticut State Health & Educational Facility Authority RB
5.00%, 07/01/45	(Call 07/01/25)	1,000	1,104,930
Series A
0.80%, 07/01/48		1,500	1,499,145
1.35%, 07/01/42		2,300	2,315,272
1.38%, 07/01/35		1,600	1,617,728
Series A-4
1.20%, 07/01/49		4,500	4,492,935
State of Connecticut GO
5.00%, 08/01/19		1,000	1,131,620
5.00%, 11/15/27		2,000	2,389,340
5.00%, 11/15/31		500	582,700
Series A
5.00%, 01/01/16		4,200	4,217,556
5.00%, 10/15/17		2,000	2,152,560
5.00%, 10/15/21		2,000	2,354,760
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,110,067
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,948,424
Series B
5.00%, 05/01/16		500	510,000
5.00%, 05/15/21		2,000	2,338,940
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,326,916
5.25%, 06/01/20	(AMBAC)	690	801,849
Series C
5.00%, 12/01/15		1,500	1,500,210
5.00%, 12/15/16		1,000	1,047,300
5.00%, 06/15/17		3,000	3,192,210
5.00%, 06/01/22		1,500	1,780,005
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,185,950
5.50%, 12/15/15		275	275,622
Series D
5.00%, 11/01/19		2,000	2,277,440
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,327,860
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,560,060
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,313,240
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	545,510
5.00%, 12/15/16		1,500	1,570,950
5.00%, 12/15/18	(Call 12/15/16)	230	240,927
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,142,970
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,407,380

Security		Principal (000s)	Value

5.00%, 08/01/26	(Call 08/01/25)	$1,000	$1,218,650
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,202,180
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,190,780
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,317,180
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,171,380
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,334,320
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,169,490
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		1,500	1,577,280
5.00%, 02/01/19		3,000	3,362,700

			74,806,336
DELAWARE — 0.01%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	519,690

			519,690
DISTRICT OF COLUMBIA — 1.17%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,751,745
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,743,748
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,046,520
5.00%, 06/01/23		1,000	1,219,810
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,523,650
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,317,840
Series B
5.25%, 06/01/20	(SGI)	1,000	1,173,610
Series C
5.00%, 06/01/16	(AGM)	1,000	1,023,990
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,566,919
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,296,620
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,099,220
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,438,725
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,148,080
5.00%, 12/01/26	(Call 06/01/20)	500	572,945
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,715,805
5.00%, 12/01/31	(Call 06/01/20)	500	570,845
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,140,065
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	456,536
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,006,210
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,036,480
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,191,820
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,355,540
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,162,460
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,876,200
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	290,184

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
5.00%, 10/01/44	(Call 10/01/23)	$1,165	$1,314,446
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,108,650
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,238,988
6.00%, 10/01/35	(PR 10/01/18)	500	569,575
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,354,640
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,479,304
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,122,060
Series A
0.00%, 10/01/37		4,000	1,475,400
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,419,430
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,133,030
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,801,337
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	204,786

			66,947,213
FLORIDA — 3.50%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(PR 10/01/18)	500	559,715
Central Florida Expressway Authority RB
5.00%, 07/01/22		500	596,735
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,240,680
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,798,550
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,088,980
City of Clearwater FL Water & Sewer Revenue RB Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,118,790
City of Jacksonville FL RB
5.00%, 10/01/37	(Call 10/01/17) (NPFGC)	2,000	2,134,360
City of Tallahassee FL Consolidated Utility Revenue RB
5.00%, 10/01/37	(Call 10/01/17)	2,750	2,932,682
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,771,068
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,218,100
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,150,914
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,284,560
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,537,680
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	2,897,382
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,077,230
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,395	2,601,233

Security		Principal (000s)	Value

County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	$1,000	$1,126,860
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,039,900
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,105,460
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,139,310
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,627,988
5.00%, 10/01/35	(Call 12/31/15) (NPFGC)	1,125	1,128,881
County of Miami-Dade FL Transit System RB
5.00%, 07/01/42	(Call 07/01/22)	5,030	5,557,395
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		1,000	1,221,230
5.00%, 10/01/25		2,500	3,075,025
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,930,468
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,806,175
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,264,400
County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,241,620
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	600	622,986
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,097,386
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	489,402
5.25%, 10/01/19		1,000	1,144,490
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,088,675
5.25%, 10/01/21	(Call 10/01/18)	255	283,529
Florida's Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	360,476
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,068,020
Series B
5.00%, 07/01/16		2,000	2,055,840
5.00%, 07/01/40	(Call 07/01/20)	1,140	1,292,498
Hillsborough County Aviation Authority RB
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,672,080
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,102,720
Series B
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,109,900
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,862,600
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,794,800
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,232,940
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,153,430
Miami Beach Redevelopment Agency RB
Series 2015
5.00%, 09/01/40		1,000	1,126,050

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series 2015A
5.00%, 02/01/40		$1,000	$1,102,300
Miami-Dade County Educational Facilities Authority RB
Series A
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,400,520
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,021,290
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,092,332
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,151,262
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,327,204
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,107,260
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,200,938
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,097,670
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,675,850
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,559,370
Series A
5.00%, 10/01/22		1,000	1,210,670
5.00%, 10/01/25		1,500	1,871,865
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	555,395
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	314,478
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,299,080
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	500	535,400
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,172,570
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,382,629
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	254,903
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	4,200	4,730,544
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,035,740
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,142,740
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,458,142
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	3,039,270
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,915,075
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,260	2,491,334
School Board of Miami-Dade County (The) COP
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,357,160

Security		Principal (000s)	Value

School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	$2,000	$2,199,600
School District of Broward County/FL COP
Series A
5.00%, 07/01/21		1,000	1,171,960
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	556,000
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/16		11,040	11,338,301
State of Florida GO
5.00%, 01/01/16		2,400	2,410,080
Series A
5.00%, 06/01/16		4,905	5,023,161
5.00%, 06/01/17		1,360	1,449,202
5.00%, 06/01/18		2,500	2,756,475
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,537,074
5.00%, 06/01/22		1,800	2,168,748
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,123,190
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,689,960
Series D
5.00%, 06/01/19		1,500	1,704,165
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,138,350
5.00%, 06/01/22		2,000	2,409,720
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,200,280
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,290,122
Series F
4.00%, 06/01/19		100	110,180
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,162,810
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,701,210
State of Florida Lottery Revenue RB
Series E
5.00%, 07/01/17		1,590	1,697,389
5.00%, 07/01/20		1,000	1,160,100
Tampa Bay Water RB
5.00%, 10/01/34	(Call 10/01/18)	1,000	1,100,990
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,192,580
Series A
5.00%, 10/01/16	(ETM)	500	518,980
Series B
5.00%, 10/01/19	(ETM)	520	594,802
5.00%, 10/01/19		565	645,128
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,212,200
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,345,148

			199,942,089
GEORGIA — 2.47%
Atlanta Development Authority RB
Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,157,320
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,155,050
Series A
5.00%, 01/01/18		1,125	1,221,323
5.00%, 01/01/19		2,850	3,190,033
5.00%, 01/01/21		1,000	1,169,160

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series B
5.00%, 01/01/16		$1,500	$1,506,240
5.00%, 01/01/17		1,000	1,049,350
5.00%, 01/01/18		1,185	1,286,460
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,141,620
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,501,518
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,109,890
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,110,507
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,340,380
5.00%, 11/01/33	(Call 05/01/25)	3,000	3,499,800
5.00%, 11/01/40	(Call 05/01/25)	6,870	7,844,647
5.00%, 11/01/43	(Call 05/01/25)	1,290	1,466,278
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	112,913
5.50%, 11/01/22	(NPFGC)	2,000	2,418,720
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,186,460
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,186,460
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,752,587
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,588,060
6.25%, 11/01/39	(PR 11/01/19)	2,825	3,378,756
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,656,448
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	(Call 06/01/16) (NPFGC)	2,000	2,046,240
Series A
5.00%, 06/01/16		2,000	2,046,840
5.00%, 06/01/17		2,000	2,126,820
5.00%, 06/01/18	(AGM)	1,000	1,097,880
5.00%, 06/01/19		1,360	1,535,086
Gwinnett County School District GO
4.50%, 10/01/17		3,100	3,317,434
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,992,154
Series A
4.00%, 10/01/16		1,010	1,040,957
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(Call 07/01/19)	975	1,085,214
Series B
5.00%, 07/01/27	(PR 07/01/17) (AGM)	25	26,693
5.00%, 07/01/28	(PR 07/01/17) (AGM)	950	1,014,315
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,646,884
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,071,470
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,143,720
5.25%, 01/01/17		500	525,635
Series B
5.00%, 01/01/20		3,000	3,432,570
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,713,894
5.75%, 01/01/20	(Call 07/01/18)	500	559,820
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,060,200

Security		Principal (000s)	Value

Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	$2,000	$2,283,400
State of Georgia GO
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,598,725
5.00%, 07/01/19		5,500	6,266,755
Series A
5.00%, 07/01/16		1,400	1,438,836
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,185,610
Series A-1
5.00%, 02/01/16		3,200	3,226,208
5.00%, 02/01/19		1,000	1,125,680
5.00%, 02/01/21		6,035	7,143,267
5.00%, 02/01/22		1,000	1,206,560
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,460,640
Series B
4.50%, 03/01/21	(PR 03/01/16)	500	505,410
5.00%, 03/01/19	(PR 03/01/16)	3,800	3,845,904
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,805,575
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,112,200
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,284,200
5.00%, 07/01/20	(Call 07/01/17)	3,725	3,982,025
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,164,990
Series D
5.00%, 07/01/17		2,100	2,244,942
Series E-2
4.00%, 09/01/16		1,000	1,027,770
4.00%, 09/01/18		1,200	1,301,124
Series I
5.00%, 07/01/18		1,000	1,105,380
5.00%, 07/01/20		4,500	5,261,940

			141,090,947
HAWAII — 0.98%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,298,680
City & County of Honolulu HI GO
Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,488,220
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/36	(PR 07/01/16) (NPFGC)	2,800	2,875,992
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,137,810
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,128,349
State of Hawaii GO
5.00%, 08/01/23		2,000	2,438,780
5.00%, 08/01/26	(Call 08/01/24)	2,500	3,032,850
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	1,000	1,057,930
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,587,075
Series DQ
5.00%, 06/01/19		1,000	1,132,790
5.00%, 06/01/22	(PR 06/01/19)	305	345,781
5.00%, 06/01/22	(Call 06/01/19)	195	219,045
5.00%, 06/01/29	(PR 06/01/19)	815	923,974
5.00%, 06/01/29	(Call 06/01/19)	635	712,762

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series DR
5.00%, 06/01/17		$1,000	$1,064,810
Series DY
5.00%, 02/01/18		1,410	1,534,799
5.00%, 02/01/19		3,250	3,648,320
Series DZ
5.00%, 12/01/20		750	880,170
5.00%, 12/01/23	(PR 12/01/21)	545	653,956
5.00%, 12/01/23	(Call 12/01/21)	455	544,144
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,376,900
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,927,100
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,170,990
5.00%, 12/01/30	(Call 12/01/21)	750	879,480
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,757,775
Series EA
5.00%, 12/01/20		500	586,780
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,516,983
Series EF
5.00%, 11/01/17		1,500	1,620,930
5.00%, 11/01/22		1,000	1,212,600
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	578,040
Series EO
5.00%, 08/01/23		1,000	1,219,390
5.00%, 08/01/24		1,000	1,230,810
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,190,310
Series EP
5.00%, 08/01/22		1,000	1,206,760
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,450,180

			55,631,265
IDAHO — 0.02%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,199,240

			1,199,240
ILLINOIS — 3.79%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,208,160
Chicago O'Hare International Airport RB
5.00%, 01/01/22		2,000	2,347,180
5.00%, 01/01/27	(Call 01/01/25)	2,500	2,934,100
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,670,850
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,132,050
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,400	1,405,404
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	501,930
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,127,040
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,505,790
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	529,855
5.25%, 01/01/23	(Call 01/01/16) (NPFGC-FGIC)	750	753,060

Security		Principal (000s)	Value

5.75%, 01/01/39	(Call 01/01/21)	$500	$581,820
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,645	1,720,473
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	846,985
5.25%, 01/01/17	(NPFGC)	1,050	1,102,070
5.25%, 01/01/18	(NPFGC)	820	890,340
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,909,115
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,877,741
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,847,889
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,102,750
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,064,850
5.00%, 01/01/40	(Call 01/01/20)	610	646,448
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	325	339,686
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,091,570
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,742,325
City of Chicago IL GO
5.50%, 01/01/37	(Call 01/01/25)	1,000	1,048,760
5.50%, 01/01/42	(Call 01/01/25)	1,000	1,047,260
Series A
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,505,750
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,055,840
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,075,366
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	911,736
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,138,380
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,052,960
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,625,050
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,034,370
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,196,593
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	506,730
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	542,051
5.00%, 11/15/19		500	550,150
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,598,609
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,112,070
5.25%, 11/15/28	(Call 11/15/21)	500	540,265
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,340,150
Illinois Finance Authority RB
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,245,980
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,250,500
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,118,660

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Illinois Municipal Electric Agency RB
Series 2006
5.00%, 02/01/31	(PR 02/01/16) (NPFGC)	$1,000	$1,007,840
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,837,862
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,885,791
5.00%, 12/01/22		1,000	1,196,920
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,111,280
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,251,140
Series A-1
5.00%, 01/01/23	(PR 07/01/16) (AGM)	50	51,357
5.00%, 01/01/24	(PR 07/01/16) (AGM)	2,700	2,773,278
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,159,166
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,108,000
5.00%, 01/01/31	(Call 01/01/20)	700	776,762
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,875,992
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,848,852
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,683,007
Series B
5.00%, 12/01/17		1,000	1,080,390
5.00%, 01/01/36		1,000	1,137,840
5.00%, 01/01/37		4,000	4,476,845
5.00%, 01/01/40		2,500	2,826,400
5.50%, 01/01/33	(Call 01/01/18)	2,050	2,219,535
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,253,280
Series D
5.00%, 01/01/22		3,915	4,631,602
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	951,410
0.00%, 06/15/28	(NPFGC)	3,435	2,106,239
0.00%, 12/15/52	(AGM)	7,000	1,121,190
5.00%, 06/15/53	(Call 12/15/25)	1,000	1,044,770
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	120,902
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,144,593
Series A
0.00%, 12/15/15	(NPFGC)	470	469,887
0.00%, 12/15/22	(NPFGC)	340	272,170
0.00%, 06/15/31	(NPFGC)	1,035	535,105
0.00%, 12/15/34	(NPFGC)	3,000	1,300,050
0.00%, 06/15/36	(NPFGC)	2,800	1,115,688
0.00%, 06/15/37	(NPFGC)	415	156,131
0.00%, 06/15/40	(NPFGC)	3,500	1,109,535
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,112,380
Series B
0.00%, 06/15/26	(AGM)	2,000	1,357,240
0.00%, 06/15/27	(AGM)	1,000	646,350
0.00%, 06/15/43	(AGM)	2,000	550,400
0.00%, 06/15/45	(AGM)	500	123,145
0.00%, 06/15/46	(AGM)	1,600	373,568
0.00%, 12/15/51		8,800	1,279,168
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,047,510
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,534,170
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,555,695

Security		Principal (000s)	Value

Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	$1,000	$1,021,560
5.00%, 12/01/27	(Call 06/01/16)	875	893,638
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,379,362
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,443,901
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,567,785
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	802,392
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,127,800
Series C
5.25%, 12/01/32		1,340	1,604,154
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	594,475
5.75%, 06/01/23	(AGM)	1,000	1,211,810
State of Illinois GO
3.00%, 02/01/16		1,000	1,003,780
5.00%, 01/01/17	(AGM)	1,500	1,560,315
5.00%, 01/01/18		1,190	1,255,807
5.00%, 07/01/19		1,000	1,080,580
5.00%, 08/01/19		2,075	2,244,714
5.00%, 01/01/20	(AGM)	500	552,145
5.00%, 05/01/20		3,000	3,275,580
5.00%, 08/01/21		2,000	2,197,120
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,604,385
5.00%, 02/01/22		2,000	2,201,940
5.00%, 08/01/22		580	639,914
5.00%, 02/01/24		2,500	2,755,425
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,165,540
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,167,680
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,585,410
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,041,800
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,844,101
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,152,640
5.50%, 07/01/27	(Call 07/01/23)	660	725,564
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,062,310
Series A
5.00%, 06/01/16		100	102,071
5.00%, 03/01/34	(Call 12/31/15)	4,985	4,988,440
State of Illinois RB
5.00%, 06/15/17		2,000	2,126,040
5.00%, 06/15/19		545	613,103
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,728,255
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,212,640
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 12/15/15		1,000	1,002,060
5.00%, 06/15/16		4,685	4,805,170
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,569,090
5.00%, 12/15/17	(Call 12/15/16)	500	522,950
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,049,060

			216,079,652
INDIANA — 0.52%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,147,570

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	$1,000	$1,039,860
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	9,819,873
5.00%, 02/01/20		1,000	1,153,440
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,252,140
5.25%, 02/01/17		705	743,218
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,162,060
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,098,440
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	518,115
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	2,520	2,611,300
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,612,425
5.75%, 01/01/38	(Call 01/01/19)	5,470	6,195,048

			29,353,489
IOWA — 0.03%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,168,610
State of Iowa RB Series A
5.00%, 06/01/27	(Call 06/01/19)	500	559,220

			1,727,830
KANSAS — 0.14%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,223,357
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,700	1,760,112
5.00%, 09/01/22		1,000	1,217,010
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,436,460
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,205,000

			7,841,939
KENTUCKY — 0.15%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	354,704
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,197,720
Kentucky Public Transportation Infrastructure Authority RB
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,124,810
Series A
3.00%, 07/01/17		100	103,492
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,773,312
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,118,130
Series A
5.00%, 08/01/19		1,000	1,128,110
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	583,900

Security		Principal (000s)	Value

5.00%, 05/15/34	(Call 11/15/21)	$1,000	$1,156,700

			8,540,878
LOUISIANA — 0.67%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,100,990
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,106,030
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,129,170
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,275,520
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,193,600
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,008,630
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,159,750
Series B
5.00%, 06/01/16	(AMBAC)	275	281,416
5.00%, 06/01/17	(PR 06/01/16) (AMBAC)	370	378,702
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	600	614,112
5.00%, 06/01/21	(PR 06/01/16) (AMBAC)	1,000	1,023,520
5.00%, 06/01/22	(PR 06/01/16) (AMBAC)	500	511,760
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,089,690
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	723,909
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,148,870
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	750	764,693
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,052,010
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,191,400
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,184,960
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,175,670
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,145,410
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,655,567
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,072,690
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,057,530
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,294,780
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,171,230
Series C
5.00%, 07/15/21		1,000	1,177,090
5.00%, 08/01/23		1,000	1,203,570
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,171,790
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,402,160

			38,466,219

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MARYLAND — 2.25%
City of Baltimore MD RB Series A
5.00%, 07/01/43	(Call 01/01/24)	$1,000	$1,131,130
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,000	2,355,480
5.00%, 07/01/21		2,530	3,019,302
5.00%, 11/01/21		1,500	1,801,605
Series B
5.00%, 11/01/23		4,000	4,945,640
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,233,060
Maryland State Transportation Authority RB
5.00%, 03/01/16		1,005	1,017,181
5.00%, 03/01/17		2,685	2,835,978
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,363,907
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,174,500
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,549,750
5.00%, 02/15/23		5,400	6,588,216
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,724,025
State of Maryland GO
4.00%, 08/15/21		1,380	1,570,523
4.00%, 08/15/22		1,000	1,149,370
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,241,500
4.50%, 08/01/20		850	974,941
5.00%, 07/15/16		1,000	1,029,510
5.00%, 08/01/18		1,300	1,440,556
5.00%, 03/01/19		2,525	2,848,629
5.00%, 08/01/19		1,000	1,141,730
5.00%, 03/01/20		1,500	1,739,130
5.00%, 03/15/20		1,660	1,926,513
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,439,512
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,214,880
First Series
5.00%, 03/01/17	(PR 03/01/16)	1,200	1,214,532
5.00%, 03/15/17		450	476,105
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,119,646
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,350,201
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,468,215
First Series A
5.25%, 03/01/16		400	405,124
First Series C
4.00%, 08/15/16		2,000	2,052,440
Second Series
5.00%, 08/01/16		2,000	2,063,060
5.00%, 08/01/17	(PR 08/01/16)	840	866,317
Second Series B
5.00%, 08/01/17		2,050	2,198,153
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,252,260
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,605,070
Second Series C
5.00%, 11/01/16		540	563,042
Second Series E
5.00%, 08/01/19		1,000	1,141,730
Series A
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,209,600
5.00%, 08/01/18		1,000	1,108,120
5.00%, 08/01/20		2,000	2,342,180
5.00%, 03/01/21		1,000	1,185,250
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,626,190

Security		Principal (000s)	Value

5.00%, 03/01/26	(Call 03/01/23)	$2,000	$2,401,440
Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,765,239
4.50%, 08/01/21		1,505	1,758,126
5.00%, 08/01/17		1,000	1,072,270
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,138,380
5.00%, 08/01/23	(PR 08/01/19)	3,720	4,237,638
5.00%, 08/01/24	(PR 08/01/19)	2,000	2,276,760
Series C
5.00%, 11/01/17		2,700	2,920,914
5.00%, 11/01/18		2,000	2,234,080
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,259,832
5.00%, 08/01/21		3,000	3,586,020
5.00%, 08/01/23		4,000	4,929,960
Series E
5.00%, 08/01/18		1,050	1,163,526
Third Series C
5.00%, 11/01/19		3,500	4,024,090
State of Maryland GOL
5.00%, 03/01/16		1,500	1,518,255
5.00%, 03/01/19		1,500	1,692,255
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,546,840

			128,229,428
MASSACHUSETTS — 4.36%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,723,666
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,423,980
Commonwealth of Massachusetts GO
Series A
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,849,060
Series C
5.50%, 12/01/17	(AGM)	600	655,980
5.50%, 12/01/22	(AGM)	1,050	1,313,015
5.50%, 12/01/22	(AMBAC)	3,300	4,126,617
5.50%, 12/01/23	(AMBAC)	910	1,153,880
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,096,800
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,557,555
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,074,080
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,513,100
Series A
4.00%, 07/01/37	(Call 07/01/25)	2,000	2,097,420
5.00%, 04/01/19		1,000	1,129,510
5.00%, 07/01/26		3,040	3,810,579
5.00%, 03/01/34	(Call 03/01/19)	460	511,005
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,936,575
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,184,686
5.25%, 08/01/21		600	723,324
5.50%, 08/01/30	(AMBAC)	5,110	6,630,991
Series B
5.00%, 08/01/16		2,250	2,321,797
5.00%, 08/01/17		1,215	1,300,803
5.00%, 08/01/19		1,035	1,179,548
5.25%, 08/01/16	(AGM)	3,635	3,757,063
5.25%, 08/01/20		745	878,444
5.25%, 08/01/21		425	512,355
5.25%, 08/01/21	(AGM)	1,585	1,910,781
5.25%, 08/01/22		1,100	1,348,457
5.25%, 09/01/22	(AGM)	600	736,752
5.25%, 08/01/23		1,075	1,334,548

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.25%, 09/01/23	(AGM)	$215	$267,211
5.25%, 09/01/24	(AGM)	1,820	2,296,039
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,500	2,582,450
5.00%, 08/01/19		3,600	4,102,776
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,069,300
5.00%, 08/01/22		2,500	3,025,375
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,609,180
5.00%, 08/01/25		2,000	2,502,460
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	900	962,370
5.25%, 08/01/25	(PR 08/01/17) (AGM)	7,300	7,836,039
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,029,650
5.00%, 08/01/22	(PR 08/01/16)	200	206,264
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,191,010
5.00%, 08/01/33	(Call 08/01/21)	6,205	7,235,340
5.50%, 10/01/16		2,450	2,556,281
5.50%, 08/01/17		1,000	1,078,900
5.50%, 10/01/17		1,050	1,140,458
5.50%, 10/01/18		400	450,924
5.50%, 10/01/19	(AMBAC)	2,355	2,739,736
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,217,096
5.00%, 12/01/15		1,050	1,050,147
5.00%, 11/01/25	(AMBAC)	2,115	2,656,567
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,909,974
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,884,275
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,491,244
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,415,083
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,939,530
Series A
5.50%, 06/01/16	(AGM)	1,000	1,026,550
5.50%, 06/01/21	(AGM)	1,350	1,638,589
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,461,970
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,606,475
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,871,935
Series A
5.00%, 07/01/28		130	164,345
5.00%, 07/01/31		2,870	3,629,660
5.25%, 07/01/21		765	921,825
5.25%, 07/01/30		3,635	4,670,103
5.25%, 07/01/34	(PR 07/01/18)	1,445	1,604,138
5.25%, 07/01/34	(Call 07/01/18)	3,555	3,914,304
Series B
5.25%, 07/01/17		600	643,182
5.25%, 07/01/19		1,395	1,601,195
5.25%, 07/01/21		2,220	2,675,100
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,104,020
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,704,849
5.50%, 07/01/16		1,410	1,453,583
5.50%, 07/01/17	(ETM)	10	10,767
Massachusetts Clean Water Trust (The) RB
2.00%, 08/01/16		5,500	5,563,140
5.00%, 08/01/18		2,000	2,216,800
5.00%, 08/01/20		1,800	2,108,844

Security		Principal (000s)	Value

5.00%, 08/01/24		$1,000	$1,246,080
5.00%, 08/01/26		2,000	2,532,820
5.25%, 08/01/19		1,500	1,726,650
5.25%, 08/01/21		500	603,855
Series A
5.25%, 08/01/19		1,000	1,151,100
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	720,570
5.00%, 01/01/20	(ETM)	225	243,266
Series B
5.00%, 01/01/18		720	780,242
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,443,395
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,115,050
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,087,440
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,138,600
5.00%, 08/15/22		1,000	1,207,680
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,809,255
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,281,336
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,025,446
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,654,167
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,042,920
5.00%, 08/15/19		3,000	3,421,350
5.00%, 10/15/19		1,000	1,145,400
5.00%, 08/15/20		2,000	2,336,300
5.00%, 10/15/21		1,035	1,235,273
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,182,270
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,733,280
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,155,640
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,176,030
Massachusetts State College Building Authority GO Series A
5.00%, 04/01/26		2,155	2,534,625
Massachusetts State College Building Authority RB Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	832,358
Massachusetts State College Building Authority ST
Series C
4.00%, 08/15/36		1,000	1,058,350
5.00%, 08/15/27		2,000	2,452,520
5.00%, 08/15/31		2,000	2,387,120
5.00%, 08/15/37		1,500	1,747,320
Massachusetts Water Resources Authority RB
5.25%, 08/01/17		445	478,891
Series A
5.00%, 08/01/40	(Call 08/01/20)	1,700	1,933,478
Series B
5.00%, 08/01/21	(Call 08/01/19)	500	570,890
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,164,410
5.00%, 08/01/39	(Call 08/01/19)	1,445	1,614,051
5.25%, 08/01/23	(AGM)	1,000	1,246,840
5.25%, 08/01/28	(AGM)	1,000	1,289,350
5.25%, 08/01/31	(AGM)	800	1,030,672
Series C
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,174,670

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series J
5.25%, 08/01/16	(AGM)	$1,365	$1,410,659
5.25%, 08/01/17	(ETM) (AGM)	55	59,221
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,326,400
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,557,550
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,900,575
5.00%, 11/01/44	(Call 11/01/24)	1,445	1,652,632

			248,447,421
MICHIGAN — 0.92%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20) (SAW)	1,000	1,063,500
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	2,936,075
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,868,262
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,963,410
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,054,360
Series A
5.00%, 01/01/16		1,000	1,004,200
5.00%, 01/01/17		975	1,023,009
5.00%, 07/01/17		1,200	1,282,428
5.00%, 07/01/18		2,000	2,211,300
5.00%, 07/01/19		1,875	2,131,425
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,930,481
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,170,600
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,117,460
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,154,890
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,152,430
Michigan State Building Authority RB
5.00%, 04/15/20		1,500	1,725,975
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,576,060
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,418,560
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,152,190
Series IA
0.00%, 10/15/30	(PR 10/15/16) (NPFGC-FGIC)	210	104,557
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	290	142,628
5.00%, 10/15/32	(PR 10/15/16) (NPFGC-FGIC)	575	598,000
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	695	718,039
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,238,040
State of Michigan GO
Series A
5.00%, 05/01/17		200	212,284
5.00%, 05/01/19	(Call 05/01/18)	230	252,391
5.00%, 11/01/20	(Call 11/01/18)	760	845,340

Security		Principal (000s)	Value

5.25%, 11/01/22	(Call 11/01/18)	$200	$223,456
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	1,310	1,410,739
5.25%, 09/15/21	(Call 09/15/17) (AGM)	1,575	1,696,118
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	1,705	1,939,199

			52,317,406
MINNESOTA — 0.66%
Minneapolis-St Paul Metropolitan Airports Commission RB Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,030,320
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,158,070
Series B
5.00%, 03/01/19		510	575,540
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/16	(AMBAC)	1,000	1,004,380
5.25%, 01/01/17	(AMBAC)	1,500	1,578,255
State of Minnesota GO
5.00%, 08/01/16		200	206,306
5.00%, 08/01/17		800	857,536
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,069,470
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,138,940
Series 2010D
5.00%, 08/01/22		1,650	1,929,296
Series A
5.00%, 08/01/18		400	443,136
5.00%, 08/01/19		1,000	1,141,350
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,852,048
Series D
5.00%, 08/01/18		2,000	2,215,680
5.00%, 08/01/19		2,500	2,853,375
5.00%, 08/01/20		640	748,544
5.00%, 08/01/23		1,000	1,230,080
5.00%, 08/01/24		2,000	2,489,300
Series F
4.00%, 08/01/17		2,000	2,110,700
5.00%, 10/01/17		4,500	4,852,350
5.00%, 10/01/20		1,500	1,761,015
Series H
5.00%, 11/01/19		500	574,660
State of Minnesota RB
Series B
5.00%, 03/01/19		500	562,600
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,151,970
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,247,060

			37,781,981
MISSISSIPPI — 0.16%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	250,995

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	$1,000	$1,170,460
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,146,560
Series C
5.00%, 10/01/19		1,075	1,230,069
5.00%, 10/01/24		1,000	1,230,020
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,166,381

			9,194,485
MISSOURI — 0.79%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,296,000
City of Kansas City MO RB Series C
5.25%, 04/01/40	(Call 04/01/18)	500	539,250
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,158,000
Metropolitan St Louis Sewer District RB Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,381,510
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		2,000	2,040,180
5.00%, 05/01/17		1,240	1,317,983
5.00%, 05/01/19		1,200	1,360,824
5.00%, 02/01/20	(Call 02/01/17)	3,000	3,154,110
5.25%, 05/01/18	(PR 05/01/17)	600	638,760
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,714,730
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,661,500
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,939,600
Series A
5.00%, 05/01/23		1,000	1,229,150
5.00%, 05/01/24		1,000	1,243,070
Series B
5.00%, 05/01/21		2,000	2,379,920
5.00%, 05/01/22	(PR 05/01/16)	1,070	1,090,972
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,529,400
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,098,000
Missouri Joint Municipal Electric Utility Commission RB
5.00%, 01/01/34	(PR 01/01/16) (NPFGC)	2,000	2,008,320
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,065,860
University of Missouri RB Series A
5.00%, 11/01/19		1,055	1,212,385

			45,059,524
NEBRASKA — 0.18%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,147,470
Nebraska Public Power District RB Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,126,980
Omaha Public Power District RB
Series A
5.00%, 02/01/16		3,705	3,735,307
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,226,060
Series B

Security		Principal (000s)	Value

5.00%, 02/01/31	(Call 08/01/24)	$1,000	$1,191,160
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,094,070

			10,521,047
NEVADA — 0.75%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28		1,000	1,189,210
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,648,650
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,470,312
5.00%, 06/15/27	(PR 06/15/18)	5,000	5,504,500
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,504,994
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,202,412
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,002,010
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,120,960
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		3,500	3,850,840
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,002,323
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	559,320
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,783,150
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,117,960
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,059,500
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,132,370
State of Nevada GOL
5.00%, 03/01/22		1,000	1,196,720
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,298,740
State of Nevada RB
5.00%, 06/01/16		2,650	2,713,573
5.00%, 12/01/16		1,670	1,747,405
5.00%, 06/01/17		2,520	2,683,321

			42,788,270
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/17		25	26,818

			26,818
NEW JERSEY — 4.50%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,183,990
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,868,010

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series C
5.13%, 11/01/16	(AGM)	$1,865	$1,943,535
5.13%, 11/01/18	(AGM)	1,000	1,108,290
5.25%, 11/01/20	(AGM)	700	814,198
New Jersey Building Authority RB Series A
5.00%, 06/15/18		1,000	1,059,360
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,200	1,301,784
5.00%, 12/15/17		50	52,577
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,359,460
5.00%, 06/15/19		1,055	1,140,297
5.00%, 06/15/21		2,000	2,169,560
5.00%, 06/15/22		2,000	2,176,160
5.00%, 06/15/22	(AGM)	1,500	1,714,920
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,090,180
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,074,860
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,060,950
5.00%, 06/15/26	(Call 06/15/22)	5,500	5,893,555
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,108,884
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,668,100
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,049,720
Series A
5.00%, 05/01/17		1,100	1,149,797
5.00%, 07/01/29	(Call 12/31/15) (NPFGC)	200	201,060
5.25%, 07/01/16	(Call 12/31/15) (NPFGC)	380	384,811
5.25%, 07/01/17	(Call 12/31/15) (NPFGC)	3,050	3,097,549
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	264,125
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	807,210
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,078,980
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	267,630
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,960,616
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	624,628
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,153,760
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,127,240
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,662,749
5.50%, 12/15/19	(AMBAC)	3,345	3,674,115
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,115,460
Series NN
5.00%, 03/01/19		3,000	3,372,510
5.00%, 03/01/21		2,000	2,166,060
5.00%, 03/01/22		4,000	4,349,120
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,300,320
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,168,992
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,087,580
Series PP
5.00%, 06/15/19		1,925	2,063,946
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,210,330
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,193,710

Security		Principal (000s)	Value

5.00%, 06/15/31	(Call 06/15/24)	$2,500	$2,603,975
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,534,500
Series W
5.00%, 03/01/16		385	389,635
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	908,191
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	519,589
Series A
5.00%, 09/01/16	(Call 12/28/15) (AGM)	225	225,896
5.00%, 09/01/17	(Call 12/28/15) (AGM)	500	501,970
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,040,951
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	634,868
New Jersey Institute of Technology/NJ RB Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,755,975
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,493,395
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,138,220
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,217,440
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,655,380
5.00%, 01/01/43	(Call 07/01/22)	8,000	8,838,800
Series B
5.00%, 01/01/19		2,935	3,271,879
5.00%, 01/01/21		1,000	1,161,180
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,174,880
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,315,780
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,873,750
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,597,652
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,739,575
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,641,555
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,193,359
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,952,262
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	741,916
New Jersey Transit Corp. RB Series A
5.00%, 09/15/18		1,500	1,621,485
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,567,019
5.25%, 12/15/21	(NPFGC)	695	784,377
Series A
0.00%, 12/15/25		2,085	1,300,540
0.00%, 12/15/28		4,140	2,180,041
0.00%, 12/15/29		3,290	1,633,288
0.00%, 12/15/30		1,000	465,410
0.00%, 12/15/31		5,025	2,188,237
0.00%, 12/15/32		400	164,572
0.00%, 12/15/33		930	359,389
0.00%, 12/15/34		1,055	382,480
0.00%, 12/15/35		6,710	2,287,439
0.00%, 12/15/37		700	209,440
0.00%, 12/15/38		4,145	1,166,782

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

0.00%, 12/15/39		$3,630	$962,131
0.00%, 12/15/40		2,500	617,925
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	534,597
5.00%, 06/15/18		1,000	1,059,360
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,973,530
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,092,000
5.25%, 12/15/20		3,080	3,377,466
5.25%, 12/15/21		600	660,396
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,072
5.25%, 12/15/22		695	767,440
5.50%, 12/15/15	(AMBAC)	515	515,999
5.50%, 12/15/16	(AGM)	1,500	1,569,315
5.50%, 12/15/21		2,910	3,242,351
5.50%, 12/15/22		2,200	2,463,296
5.50%, 12/15/23		1,500	1,682,595
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	426,072
5.75%, 06/15/17		1,060	1,123,070
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,484,085
5.00%, 06/15/20		85	91,897
5.00%, 06/15/22	(SAP)	1,275	1,387,302
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,471,334
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,077,680
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,062,640
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,018,840
5.25%, 06/15/41		1,000	1,049,700
Series B
5.00%, 06/15/42	(Call 06/15/21)	7,815	7,939,493
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	501,060
5.25%, 06/15/22	(Call 06/15/21)	560	609,482
5.25%, 12/15/22	(AMBAC)	1,900	2,098,037
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,088,760
5.50%, 12/15/15	(NPFGC)	1,500	1,503,075
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,408,570
5.50%, 12/15/21	(NPFGC)	500	571,180
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,069,780
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,103,812
0.00%, 12/15/28	(AMBAC)	3,130	1,675,802
0.00%, 12/15/30	(NPFGC)	3,500	1,659,350
0.00%, 12/15/31	(NPFGC-FGIC)	500	223,575
0.00%, 12/15/32	(AGM)	5,000	2,173,100
0.00%, 12/15/35	(AMBAC)	3,990	1,374,595
5.50%, 12/15/15	(AGM)	425	425,880
5.50%, 12/15/17	(AGM)	2,385	2,568,144
Series D
5.00%, 12/15/24		2,020	2,191,740
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,202,800
5.25%, 12/15/23		1,000	1,104,500
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,745	1,991,377
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,285,240
5.00%, 01/01/45	(Call 01/01/25)	6,000	6,695,160
State of New Jersey GO

Security		Principal (000s)	Value

5.00%, 06/01/27	(Call 06/01/25)	$2,000	$2,300,220
Series H
5.25%, 07/01/16		500	513,610
Series L
5.25%, 07/15/16	(AMBAC)	725	745,996
5.25%, 07/15/17	(AMBAC)	1,000	1,064,800
5.25%, 07/15/19	(AMBAC)	420	470,984
Series Q
5.00%, 08/15/19		1,000	1,114,570
5.00%, 08/15/20		1,000	1,129,120
5.00%, 08/15/21	(Call 08/15/20)	500	566,545

			256,841,210
NEW MEXICO — 0.06%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	582,595
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,576,948
State of New Mexico Severance Tax Permanent Fund RB Series D
5.00%, 07/01/16		500	513,960

			3,673,503
NEW YORK — 19.91%
Battery Park City Authority RB Series A
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,904,671
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	220,330
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,137,012
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	3,990	4,341,581
5.00%, 08/01/18	(PR 08/01/17)	10	10,711
5.00%, 10/01/18	(PR 10/01/17)	475	511,827
5.00%, 10/01/20	(PR 10/01/17)	195	210,118
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,139,952
Series 1
5.00%, 08/01/17		1,200	1,284,744
Series A
5.00%, 08/01/22		2,000	2,406,760
5.00%, 08/01/24		5,000	6,144,050
5.00%, 08/01/26	(PR 08/01/16)	10	10,310
5.00%, 08/01/26	(Call 08/01/16)	990	1,019,878
5.00%, 08/01/28	(PR 08/01/16)	10	10,310
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,029,200
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,912,300
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,157,430
Series A-1
5.00%, 08/01/17		355	380,070
5.00%, 08/01/30	(Call 08/01/21)	500	583,585
5.00%, 08/01/31	(Call 08/01/21)	710	828,691
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,167,170
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,373,363
Series B
5.00%, 08/01/16		1,000	1,030,930
5.00%, 08/01/17		2,000	2,141,240
5.00%, 08/01/18		2,750	3,036,687
5.00%, 08/01/19		1,000	1,136,120
5.00%, 08/01/20		1,600	1,866,288
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	556,930
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,536,491
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,107,150

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series C
5.00%, 08/01/17		$1,100	$1,177,682
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,248,700
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,804,800
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,796,025
5.25%, 08/01/17		250	268,690
5.25%, 08/01/18		480	533,194
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	25	26,953
5.00%, 10/01/19	(Call 10/01/17)	2,300	2,475,076
5.00%, 10/01/20	(Call 10/01/17)	285	306,366
5.00%, 10/01/22	(Call 10/01/17)	805	868,176
5.00%, 10/01/24	(Call 10/01/17) (AGM)	2,255	2,428,793
Series D
5.00%, 08/01/17		1,500	1,605,930
5.00%, 08/01/18		2,000	2,208,500
5.00%, 08/01/19		4,000	4,544,480
5.00%, 08/01/22		2,000	2,406,760
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,413,800
5.00%, 08/01/25	(Call 02/01/23)	2,500	3,002,575
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,179,690
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,803,214
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,969,158
5.13%, 12/01/27	(PR 12/01/17)	820	890,774
5.13%, 12/01/27	(Call 12/01/17)	680	737,746
Series E
5.00%, 08/01/16		2,600	2,680,418
5.00%, 08/01/19		100	113,612
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,132,880
5.00%, 08/01/22	(Call 08/01/19)	400	452,020
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,765,901
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,583,331
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,379,136
6.25%, 10/15/28	(Call 10/15/18)	50	57,310
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	34,972
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,171,822
Series G
5.00%, 08/01/21		5,000	5,934,200
5.00%, 08/01/22	(Call 08/01/17)	2,785	3,182,462
5.00%, 08/01/23		3,000	3,646,620
5.00%, 08/01/24	(PR 02/01/16)	5	5,041
5.00%, 08/01/24	(Call 08/01/17)	1,045	1,088,176
5.00%, 08/01/24	(PR 08/01/17)	100	107,111
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,947,050
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,273,779
Series I
5.00%, 08/01/16		5,500	5,670,115
5.00%, 08/01/18		3,275	3,616,419
5.00%, 08/01/22		2,000	2,406,760
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,162,670
Series I-1
5.00%, 08/01/17		1,500	1,605,930
5.00%, 08/01/18		215	237,414
5.00%, 08/01/19		2,300	2,613,076
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,315,603
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,814,275

Security		Principal (000s)	Value

Series J
3.00%, 08/01/16		$5,200	$5,291,364
5.00%, 08/01/17		1,515	1,621,989
5.00%, 08/01/18		1,000	1,104,250
5.00%, 08/01/21		1,010	1,198,708
5.00%, 08/01/22		1,500	1,805,070
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,433,000
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	307,513
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,671,870
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,300,260
City of New York NY GOL Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,271,875
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,160	2,233,246
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,681,100
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,081,130
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	2,725	2,833,618
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,372,525
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,993,920
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45		1,000	1,119,440
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,045,920
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,223,976
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,589,464
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,113,790
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,049,560
5.50%, 04/01/22	(Call 04/01/19)	500	554,765
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,253,637
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,142,076
6.00%, 05/01/33	(PR 05/01/19)	1,000	1,170,370
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,983,012
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,216,425
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,616,107
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	621,811
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	756,472
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	521,345
Series F
5.00%, 05/01/17	(NPFGC)	225	238,543
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,115,400
5.00%, 11/15/29	(Call 11/15/25)	2,000	2,362,900
5.00%, 11/15/35	(Call 11/15/25)	2,000	2,301,220
Series A
0.00%, 11/15/30		7,000	4,198,950
5.00%, 11/15/18		250	278,245
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,813,290

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 11/15/25	(Call 11/15/22)	$1,000	$1,197,920
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,823,411
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,369,400
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,280,596
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,451,170
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,431,036
5.00%, 11/15/41	(Call 11/15/21)	500	566,280
5.00%, 11/15/43	(Call 05/15/23)	4,265	4,761,745
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,693,035
5.50%, 11/15/39	(Call 11/15/18)	600	672,276
5.75%, 01/01/16	(SAP)	625	628,000
Series A-1
5.00%, 11/15/16		3,370	3,516,797
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,253,500
5.00%, 11/15/44	(Call 11/15/23)	3,455	3,875,957
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,248,340
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,053,920
4.50%, 11/15/37	(Call 11/15/17)	500	525,985
4.75%, 11/15/31	(Call 11/15/16)	430	443,425
5.00%, 11/15/34	(Call 11/15/19)	6,175	6,979,417
5.25%, 11/15/23	(AMBAC)	210	257,861
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,167,140
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,222,960
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,106,998
Series D
5.00%, 11/15/16		2,000	2,087,120
5.00%, 11/15/17		3,750	4,052,550
5.00%, 11/15/21		1,000	1,183,060
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,893,153
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,334,280
5.00%, 11/15/34	(Call 11/15/20)	1,695	1,941,114
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,856,300
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,547,720
5.25%, 11/15/34	(Call 11/15/20)	280	324,814
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,170,250
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,750,760
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,941,924
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,246,660
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	820,164
5.00%, 11/15/17		1,070	1,156,328
5.00%, 11/15/18		1,615	1,799,465
5.00%, 11/15/19		1,285	1,467,997
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,286,107
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,414,606
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,042,495
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,044,330
Series SER
5.00%, 11/15/22		1,000	1,222,230
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	583,107
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	600	714,750
New York City Industrial Development Agency RB

Security		Principal (000s)	Value

5.00%, 03/01/31	(Call 09/01/16) (FGIC)	$290	$296,641
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,580,644
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	970,554
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,615,052
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	788,918
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,149,100
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,366,724
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,721,100
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC,SAW)	1,000	1,042,240
5.00%, 07/15/37	(Call 07/15/22) (SAW)	1,000	1,119,320
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,747,150
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,630,204
Series S-1A
5.00%, 07/15/19	(SAW)	175	198,468
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,154,490
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,754,100
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,324,920
5.00%, 07/15/35	(Call 07/15/25) (SAW)	1,500	1,731,510
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	280,295
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,264,063
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,543,500
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/16	(ETM)	165	166,327
5.00%, 02/01/16		1,235	1,245,127
5.00%, 11/01/16	(ETM)	190	197,891
5.00%, 11/01/16		3,265	3,405,036
5.00%, 11/01/17	(ETM)	225	243,155
5.00%, 11/01/17		950	1,027,169
5.00%, 11/01/25	(PR 05/01/17)	695	737,277
5.00%, 11/01/25	(Call 05/01/17)	355	375,530
5.00%, 11/01/27	(PR 11/01/17)	2,800	3,024,084
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,813,890
5.00%, 11/01/30	(Call 05/01/17)	80	84,266
5.00%, 11/01/30	(PR 05/01/17)	170	180,341
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,544,387
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,240,880
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,324,811
5.00%, 02/01/33	(Call 02/01/25)	1,710	1,998,751
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,164,480

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security	Principal (000s)	Value

5.00%, 08/01/34 (Call 08/01/24)	$2,500	$2,901,875
5.00%, 02/01/35 (Call 02/01/25)	4,630	5,375,384
5.00%, 08/01/35 (Call 08/01/24)	2,000	2,314,860
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,377,030
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,786,849
5.00%, 02/01/41 (Call 02/01/25)	3,050	3,490,969
Series A
5.00%, 11/01/20	1,000	1,171,580
5.00%, 11/01/22 (Call 11/01/21)	1,000	1,200,240
5.00%, 11/01/23 (Call 11/01/21)	1,000	1,195,330
5.00%, 05/01/28 (Call 05/01/19)	1,000	1,124,820
5.00%, 11/01/35 (Call 11/01/23)	1,000	1,145,330
5.00%, 11/01/38 (Call 11/01/23)	3,500	3,982,160
Series A-1
5.00%, 08/01/29 (Call 08/01/24)	1,610	1,910,877
5.00%, 05/01/36 (Call 05/01/19)	1,000	1,114,120
5.00%, 05/01/38 (Call 05/01/19)	1,260	1,390,498
5.00%, 08/01/38 (Call 08/01/24)	750	861,878
Series A-2
5.00%, 11/01/18 (Call 12/07/15)	1,500	1,501,395
Series B
5.00%, 11/01/18	1,060	1,180,586
5.00%, 11/01/21 (Call 11/01/19)	2,800	3,216,164
5.00%, 02/01/27	1,985	2,306,292
5.00%, 11/01/30 (Call 11/01/22)	1,000	1,178,090
Series B-1
5.00%, 11/01/35 (Call 11/01/25)	2,000	2,344,700
Series B1
5.00%, 11/01/40 (Call 05/01/24)	2,000	2,284,420
Series C
3.00%, 11/01/16	4,000	4,098,200
5.00%, 11/01/18	2,780	3,096,253
5.00%, 11/01/26 (Call 05/01/24)	1,020	1,232,129
5.00%, 11/01/33 (Call 11/01/20)	500	572,240
5.00%, 11/01/39 (Call 11/01/20)	1,525	1,739,933
Series D
5.00%, 02/01/24 (Call 02/01/21)	1,250	1,462,450
5.00%, 02/01/31 (Call 02/01/21)	2,500	2,892,800
Series E
5.00%, 11/01/18	1,500	1,670,640
Series E-1
5.00%, 02/01/25 (Call 02/01/22)	2,500	2,986,425
5.00%, 02/01/35 (Call 02/01/22)	2,000	2,286,620
5.00%, 02/01/42 (Call 02/01/22)	3,250	3,636,782
Series F-1
5.00%, 02/01/30 (Call 02/01/23)	2,000	2,342,000
5.00%, 02/01/36 (Call 02/01/23)	1,400	1,582,252
5.00%, 05/01/39 (Call 05/01/22)	2,500	2,847,825
Series I
5.00%, 05/01/38 (Call 05/01/23)	1,000	1,130,000
5.00%, 05/01/42 (Call 05/01/23)	4,640	5,197,357
New York City Trust for Cultural Resources RB
5.00%, 04/01/31 (Call 10/01/18)	2,000	2,194,340
New York City Water & Sewer System RB
5.00%, 06/15/21 (PR 06/15/18)	185	203,913
5.00%, 06/15/21 (Call 06/15/18)	815	899,238
5.00%, 06/15/26 (Call 06/15/21)	4,630	5,426,036
5.00%, 06/15/29 (Call 12/15/19)	3,750	4,279,087
5.00%, 06/15/31 (Call 06/15/21)	485	563,347
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,340,503
5.00%, 06/15/39 (Call 06/15/25)	2,000	2,309,980
5.00%, 06/15/44 (Call 12/15/21)	2,000	2,288,080
5.00%, 06/15/46 (Call 06/15/23)	5,750	6,471,395

Security		Principal (000s)	Value

5.38%, 06/15/40	(Call 12/15/20)	$1,005	$1,168,895
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,157,762
5.50%, 06/15/40	(Call 06/15/19)	10,000	11,345,700
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,170,630
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,123,831
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,129,838
5.75%, 06/15/40	(Call 06/15/18)	500	556,795
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,297,203
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,184,366
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,543,122
5.00%, 06/15/27	(PR 06/15/17)	500	533,245
5.00%, 06/15/44	(Call 06/15/21)	4,850	5,498,530
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,762,802
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,245,740
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,119,190
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,480,538
5.00%, 06/15/47	(Call 12/15/22)	4,000	4,466,680
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,002,754
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,602,365
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,169,758
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,565,525
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,248,060
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,822,000
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	3,300	3,459,984
Series D
5.00%, 06/15/28	(PR 06/15/16)	235	240,976
5.00%, 06/15/28	(Call 06/15/16)	45	46,159
5.00%, 06/15/29	(PR 06/15/16)	1,000	1,025,540
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,357,241
4.75%, 06/15/36	(Call 06/15/17)	500	525,995
5.00%, 06/15/32	(Call 06/15/18)	900	983,718
5.00%, 06/15/34	(Call 06/15/23)	2,015	2,314,469
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,626,894
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,615,120
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,145,650
Series EE
5.00%, 06/15/17		1,225	1,306,450
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,443,200
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,153,608
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,260,780
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,872,668
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,110,460
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	791,806
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,104,438
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,675,842
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,791,938
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,874,252

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	$1,500	$1,713,375
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,135,100
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,040	5,667,228
5.25%, 12/15/43	(Call 12/15/21)	100	114,908
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,019,027
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	246,143
Series C
5.50%, 04/01/17		1,475	1,537,142
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,156,773
Series A
4.00%, 12/01/15	(SAW)	1,825	1,825,201
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,209,050
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,118,200
Series C
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	542,325
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,506,357
5.00%, 03/15/18		1,500	1,639,800
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,203,020
5.00%, 03/15/25		3,000	3,742,860
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,820,800
5.50%, 07/01/18	(NPFGC-FGIC)	415	462,331
5.50%, 05/01/37	(PR 05/01/19)	850	978,061
5.75%, 05/01/37	(PR 05/01/19)	435	504,182
Series 1
5.50%, 07/01/40	(AMBAC)	530	703,368
Series 2014
5.00%, 02/15/20		3,990	4,598,834
Series A
4.00%, 05/15/18		2,000	2,149,680
5.00%, 03/15/17		3,500	3,698,555
5.00%, 05/15/18		2,000	2,198,200
5.00%, 03/15/20		1,000	1,157,820
5.00%, 12/15/20		5,200	6,117,956
5.00%, 12/15/21		1,500	1,792,380
5.00%, 03/15/22		1,300	1,560,923
5.00%, 03/15/23		1,000	1,212,550
5.00%, 03/15/24		1,000	1,230,180
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,185,920
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,599,670
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,427,820
5.00%, 12/15/26	(Call 12/15/22)	1,275	1,516,931
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,802,580
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,501,840
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,396,100
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,373,920
5.00%, 03/15/30	(Call 03/15/25)	2,000	2,373,900
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,695,440
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,783,471
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,160,210
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,421,733
5.00%, 03/15/38	(Call 03/15/23)	500	566,085
5.00%, 02/15/39	(PR 02/15/19)	5	5,635
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,233,553
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,306,290
5.00%, 07/01/41	(Call 07/01/21)	500	570,020

Security		Principal (000s)	Value

5.00%, 07/01/42	(Call 07/01/22)	$1,000	$1,128,250
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,931,270
5.00%, 03/15/44	(Call 03/15/24)	6,595	7,499,570
5.25%, 05/15/21		1,000	1,155,090
5.50%, 05/15/17		2,800	2,995,440
5.75%, 07/01/27	(NPFGC)	500	625,265
Series B
5.00%, 03/15/19		1,020	1,146,317
5.00%, 02/15/25		1,000	1,239,630
5.00%, 03/15/28	(Call 03/15/19)	780	864,848
5.00%, 02/15/31	(Call 02/15/25)	9,795	11,550,460
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,718,895
5.00%, 02/15/36	(Call 02/15/25)	2,000	2,307,480
5.00%, 02/15/41	(Call 02/15/25)	2,000	2,286,780
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,299,435
5.50%, 03/15/26	(AMBAC)	845	1,085,605
Series C
5.00%, 03/15/17		2,400	2,533,896
5.00%, 03/15/19	(Call 03/15/18)	4,200	4,605,384
5.00%, 03/15/22		1,000	1,196,090
5.00%, 12/15/22	(PR 12/15/16)	3,805	3,982,732
5.00%, 03/15/24	(Call 03/15/18)	280	305,402
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,173,050
5.00%, 12/15/31	(PR 12/15/16)	3,500	3,663,485
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,158,540
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,594,986
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,193,002
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,286,880
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,141,080
Series D
5.00%, 06/15/16		2,300	2,358,972
5.00%, 06/15/18		3,000	3,299,730
5.00%, 03/15/25	(PR 09/15/16)	1,630	1,689,169
5.00%, 03/15/36	(PR 09/15/16)	1,200	1,243,561
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,048,346
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,535,327
5.00%, 02/15/23		1,000	1,211,080
5.00%, 02/15/24		1,095	1,337,882
5.00%, 03/15/25		2,000	2,481,880
5.00%, 03/15/31	(Call 09/15/25)	1,430	1,700,442
5.00%, 03/15/36	(Call 09/15/25)	3,000	3,486,330
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,066,770
5.00%, 06/15/19		2,000	2,270,180
5.00%, 06/15/22		1,020	1,233,302
5.00%, 06/15/24	(Call 06/15/22)	750	904,583
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	225,804
4.75%, 06/15/32	(Call 06/15/17)	1,370	1,457,735
5.00%, 06/15/31	(Call 06/15/21)	650	756,490
5.00%, 06/15/37	(Call 06/15/18)	10	10,936
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,297,140
Series C
5.00%, 10/15/35	(PR 10/15/16)	4,350	4,525,827
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	590,975
5.00%, 04/01/22		1,610	1,930,277
5.00%, 04/01/30	(Call 04/01/22)	500	576,290
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,302,480

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series B
5.00%, 04/01/19	(Call 10/01/18)	$630	$699,061
5.00%, 04/01/20	(Call 10/01/18)	420	466,040
New York State Thruway Authority RB
5.00%, 04/01/18		805	881,419
5.00%, 04/01/19		550	619,784
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,375,500
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,277,801
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,078,760
5.00%, 05/01/19		13,220	14,849,233
5.00%, 05/01/19	(AGM)	655	737,366
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,342,760
Series B
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,323,731
5.50%, 04/01/20	(AMBAC)	620	731,445
Series C
5.25%, 03/15/19		2,000	2,263,780
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	3,210	3,471,615
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,964,085
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,382,387
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	776,506
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,306,240
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,125,870
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,235,100
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,088,282
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,241,040
New York State Urban Development Corp. RB
5.00%, 12/15/17		2,200	2,387,924
5.00%, 12/15/18		40	44,628
5.00%, 03/15/23		1,500	1,818,825
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,203,060
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,368,980
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,165,660
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,649,945
Series A
5.00%, 03/15/16		1,350	1,368,860
5.00%, 03/15/17		2,630	2,776,728
5.00%, 03/15/19		1,000	1,123,840
5.00%, 03/15/20		2,000	2,310,200
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,157,190
Series A-1
5.00%, 12/15/17		2,365	2,567,018
5.00%, 12/15/18		310	345,864
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,425,076
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,384,711
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,497,960
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,840,710
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,049,920
5.25%, 01/01/24	(Call 07/01/18)	250	276,255
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	276,468
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,215,100

Security		Principal (000s)	Value

Series C
5.00%, 12/15/15		$1,000	$1,002,040
5.00%, 12/15/16		750	786,068
5.00%, 03/15/17		1,000	1,055,790
Series D
5.00%, 01/01/16		820	823,436
5.00%, 03/15/21		5,000	5,896,400
5.00%, 03/15/22		2,000	2,392,180
5.00%, 03/15/23		5,000	6,062,750
5.25%, 01/01/17		560	588,834
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,123,630
5.25%, 01/01/21	(Call 01/01/19)	500	561,005
5.50%, 01/01/19		1,515	1,718,192
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,406,140
Series E
5.00%, 03/15/20		1,200	1,386,120
5.00%, 03/15/21		1,000	1,179,280
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,414,760
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,129,520
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,044,900
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	216,142
4.50%, 01/15/36	(Call 01/15/16)	255	256,374
4.50%, 09/15/39	(Call 09/15/19)	750	824,865
4.75%, 07/15/31	(Call 07/15/18)	1,870	2,031,400
4.75%, 07/15/33	(Call 07/15/18)	285	309,060
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,593,642
5.00%, 07/15/35	(Call 07/15/20)	730	830,696
5.00%, 10/01/35	(Call 10/01/16)	1,800	1,869,660
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,503,340
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,814,800
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,076,210
5.00%, 07/15/38	(Call 07/15/18)	125	136,694
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,206,233
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,126,100
Series 179
5.00%, 12/01/18		1,000	1,117,500
5.00%, 12/01/22		1,500	1,822,920
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,173,180
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,862,950
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,462,380
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,039,710
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,437,540
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,548,820
5.00%, 10/15/41	(Call 10/15/25)	4,000	4,620,040
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,153,130
Series 5
5.38%, 03/01/28		2,150	2,641,124
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,251,307
6.13%, 06/01/94	(Call 06/01/24)	500	614,390
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,023,300
5.00%, 10/15/17		1,000	1,080,160
5.00%, 10/15/18		3,800	4,237,646
5.00%, 10/15/20		1,500	1,763,325
5.00%, 10/15/21		2,000	2,397,660
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,474,480
5.00%, 10/15/28	(Call 10/15/24)	5,000	6,060,400
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,588,270

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	$1,045	$1,163,702
Series C
3.00%, 02/01/16		1,050	1,055,103
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,085,600
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		2,000	1,156,640
0.00%, 11/15/32		1,800	1,001,250
5.00%, 11/15/22		5,280	6,368,472
5.00%, 01/01/23	(Call 01/01/22)	1,000	1,194,490
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,176,730
5.00%, 01/01/26	(Call 01/01/22)	685	800,059
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,379,300
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,243,073
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,180,320
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,115,590
5.00%, 11/15/37	(Call 05/15/18)	3,450	3,751,012
Series B
0.00%, 11/15/32		3,360	1,829,789
5.00%, 11/15/19		3,000	3,445,050
5.00%, 11/15/20		2,500	2,943,450
5.00%, 11/15/21		30	35,931
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,203,330
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,613,588
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,900,624
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,126,559
5.00%, 11/15/38	(Call 11/15/18)	775	853,585
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,311,550
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,227,350
Series Y
5.50%, 01/01/17	(ETM)	455	461,602
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	3,000	3,591,630
5.00%, 12/15/37	(Call 12/15/25)	3,250	3,828,435
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,723,950
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,502,830
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,759,353

			1,135,820,861
NORTH CAROLINA — 1.60%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,178,760
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,138,600
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	541,553
Series C
5.00%, 03/01/17		1,750	1,848,858
County of Wake NC GO
5.00%, 03/01/19		1,000	1,128,510
5.00%, 02/01/20		1,500	1,736,115
Series C
5.00%, 03/01/20		1,000	1,159,870
5.00%, 03/01/21		2,000	2,371,620

Security		Principal (000s)	Value

5.00%, 03/01/25		$1,600	$2,009,264
Series D
4.00%, 02/01/17		470	489,505
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,166,440
5.00%, 10/01/55	(Call 10/01/25)	2,000	2,285,320
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	578,420
5.00%, 01/01/21		1,640	1,926,196
Series B
5.00%, 01/01/26	(PR 01/01/19)	2,000	2,242,500
6.00%, 01/01/22		390	491,193
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	5,970,750
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18		3,500	3,791,305
5.00%, 01/01/19		2,295	2,561,652
5.25%, 01/01/17		1,155	1,213,777
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,210,720
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,689,555
Raleigh Durham Airport Authority RB Series A
5.00%, 05/01/32	(Call 05/01/20)	630	708,618
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,670	4,122,401
Series A
5.00%, 03/01/16		1,530	1,548,620
5.00%, 09/01/16		2,625	2,717,610
5.00%, 03/01/17		3,075	3,248,707
Series B
5.00%, 06/01/16		535	547,787
5.00%, 04/01/17		1,000	1,059,710
5.00%, 06/01/17		400	426,392
5.00%, 06/01/18		1,000	1,102,420
5.00%, 06/01/19		1,000	1,136,730
Series C
4.00%, 05/01/20		1,500	1,682,565
4.00%, 05/01/21		1,000	1,136,750
5.00%, 05/01/19		1,000	1,134,020
5.00%, 05/01/20		2,000	2,329,320
5.00%, 05/01/21		1,100	1,308,956
5.00%, 05/01/22		2,050	2,484,354
Series E
5.00%, 05/01/18		1,000	1,099,430
5.00%, 05/01/19		2,000	2,268,040
5.00%, 05/01/20		2,000	2,329,320
State of North Carolina RB
5.00%, 03/01/17		1,000	1,054,410
5.00%, 03/01/18		500	544,755
5.00%, 03/01/24		2,000	2,403,200
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,315,760
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,260,694
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,711,725
Series B
5.00%, 11/01/18		1,000	1,117,030
5.00%, 11/01/20		1,150	1,352,596
5.00%, 11/01/23	(Call 11/01/21)	795	940,572
5.00%, 06/01/26		1,000	1,249,250

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series C
5.00%, 05/01/27	(Call 05/01/24)	$1,500	$1,802,040
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,163,960
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,145,860
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,272,984

			91,457,069
OHIO — 0.81%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	1,024,177
5.00%, 02/15/38	(Call 02/15/18)	60	64,156
5.25%, 02/15/28	(PR 02/15/18)	945	1,034,784
5.25%, 02/15/28	(Call 02/15/18)	55	59,364
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,975
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,278,610
City of Columbus OH GO
5.00%, 07/01/20		1,000	1,166,390
Series 1
5.00%, 07/01/23		1,875	2,300,944
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,416,820
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,626,840
5.00%, 06/01/31	(PR 12/01/17)	20	21,691
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	2,500	2,545,975
5.00%, 11/15/43	(Call 05/15/23)	1,020	1,151,050
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,283,460
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	871,340
5.00%, 02/15/48	(Call 02/15/23)	4,500	4,915,755
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,151,830
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,690,425
Series A-2
0.00%, 02/15/37		6,880	2,855,269
0.00%, 02/15/40		2,500	903,225
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,035,410
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,248,360
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,151,810
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	725	797,137
5.38%, 09/01/28	(Call 03/01/18)	1,245	1,361,221
Series A
5.00%, 09/15/16		1,000	1,037,280
5.00%, 09/15/18		1,680	1,867,891
5.00%, 09/15/21		1,200	1,430,136
5.00%, 09/01/25		1,000	1,252,500
Series C
5.00%, 09/15/21		1,500	1,787,670
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		2,735	2,804,387

			46,160,882

Security		Principal (000s)	Value

OKLAHOMA — 0.23%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	$1,515	$1,658,470
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,262,960
5.25%, 06/01/40	(Call 06/01/20)	500	569,660
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,079,351
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	756,570
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		500	524,395
5.00%, 01/01/20		1,500	1,724,025
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,176,660
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	572,450
University of Oklahoma (The) RB
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,038,280

			13,362,821
OREGON — 0.42%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,135,200
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,946,696
Series C
5.00%, 04/01/24		1,000	1,225,830
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,413,960
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,995,286
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,033,775
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,206,660
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,787,355
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,210,758
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,333,965
Series
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,513,847

			23,803,332
PENNSYLVANIA — 3.15%
Allegheny County Sanitary Authority RB
Series A
5.00%, 12/01/20	(Call 12/01/15) (NPFGC)	1,575	1,575,205
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,655	1,655,215
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	556,790
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,225,480

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	$300	$316,881
Series C
5.00%, 08/01/17	(AGM)	370	395,959
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,121,650
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,093,220
5.00%, 07/01/17		4,025	4,292,864
5.00%, 03/15/20		3,000	3,430,140
5.00%, 07/01/22		1,000	1,182,910
5.00%, 03/15/31	(Call 03/15/25)	4,000	4,626,800
First Series
4.00%, 09/01/16		1,000	1,027,710
4.00%, 09/01/17	(Call 09/01/16)	1,640	1,683,821
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,049,440
5.00%, 07/01/18		2,805	3,080,872
5.00%, 07/01/19		1,000	1,126,600
5.00%, 06/01/20		1,000	1,148,510
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,049,618
5.00%, 03/15/23		2,000	2,381,520
5.00%, 06/15/24		2,000	2,401,740
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,331,320
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,912,000
5.00%, 08/15/25		3,000	3,637,860
5.00%, 10/01/25	(PR 10/01/16)	1,450	1,505,926
5.00%, 10/01/26	(PR 10/01/16)	2,085	2,165,418
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,180,570
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,302,920
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,308,100
Second Series
5.00%, 01/01/16		1,665	1,671,926
5.00%, 03/01/17		500	527,140
5.00%, 07/01/18		4,185	4,596,595
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,068,610
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,008,320
5.00%, 05/01/19		780	875,199
5.00%, 07/01/19		1,475	1,661,735
5.00%, 01/01/20	(PR 01/01/16)	3,900	3,916,224
5.00%, 05/01/20		755	865,615
5.00%, 07/01/20		1,255	1,443,852
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,716,540
5.00%, 07/01/21		500	584,965
5.00%, 10/15/23		1,000	1,195,840
5.00%, 01/01/26	(PR 01/01/16)	1,150	1,154,784
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,322,760
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,154,480
Series A
5.00%, 02/15/17		2,500	2,631,375
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,165,450
Series T
5.00%, 07/01/21		1,000	1,169,930
5.00%, 07/01/22		1,700	2,010,947
Third Series
5.00%, 07/15/17		3,025	3,230,760
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,586,067
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,280,640
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,702,163

Security		Principal (000s)	Value

Series D
5.00%, 01/01/35	(Call 01/01/20)	$1,000	$1,111,730
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	556,275
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	725,217
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/16		940	966,245
5.00%, 07/01/18		4,115	4,546,417
5.00%, 07/01/19		6,000	6,820,560
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,080,640
5.00%, 01/01/22	(Call 07/01/17)	500	533,935
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,567,250
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,004,010
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	3,875,279
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	769,895
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,025,690
5.00%, 06/15/17		1,150	1,225,819
Pennsylvania Turnpike Commission RB
0.00%, 12/01/34	(Call 12/01/20)	500	548,920
0.00%, 12/01/37	(Call 12/01/35)	4,500	3,202,495
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,414,480
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,771,100
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,092,460
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,758,195
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,253,034
5.00%, 12/01/44	(Call 12/01/24)	2,875	3,186,822
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,195,880
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	536,770
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,652,985
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,240,740
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,128,743
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	562,555
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,203,080
5.00%, 12/01/45	(Call 12/01/25)	2,500	2,752,075
5.25%, 06/01/24	(Call 06/01/19)	575	641,528
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,043,461
5.75%, 06/01/39	(Call 06/01/19)	250	278,938
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,672,470
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,114,250
5.00%, 12/01/44	(Call 12/01/24)	2,000	2,216,920
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,328,291
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	575,075
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,438,001
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	576,131
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,862,388

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	$1,000	$1,121,330

			179,487,055
RHODE ISLAND — 0.02%
Rhode Island Commerce Corp. RB
Series A
5.25%, 06/15/19	(AGM)	1,200	1,359,840

			1,359,840
SOUTH CAROLINA — 1.09%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,322,840
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	569,355
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,148,590
5.00%, 12/01/23	(Call 12/01/16)	2,500	2,607,225
5.00%, 12/01/27	(Call 12/01/16)	2,300	2,396,278
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,153,270
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,473,563
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,177,920
5.00%, 12/01/50	(Call 06/01/25)	3,500	3,841,180
5.50%, 01/01/38	(PR 01/01/19)	205	233,097
5.50%, 01/01/38	(Call 01/01/19)	2,395	2,664,390
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,527,400
Series B
5.00%, 12/01/16		1,000	1,045,310
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,320,457
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,280,291
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,338,248
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,528,425
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,295,323
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,643,600
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,666,290
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,651,980
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,950	2,175,966
5.00%, 12/01/48	(Call 12/01/23)	6,350	6,945,313
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,045,000
5.00%, 10/01/24		1,000	1,222,800
5.25%, 10/01/40	(Call 10/01/19)	500	557,110
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	990,450
3.63%, 10/01/33	(Call 10/01/22)	875	882,096
State of South Carolina GO
5.00%, 03/01/16		2,300	2,327,991
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,101,480
5.00%, 06/01/17		1,850	1,972,063
5.00%, 06/01/18		1,000	1,102,420

Security		Principal (000s)	Value

5.00%, 06/01/19		$1,000	$1,136,730

			62,344,451
TENNESSEE — 0.67%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		300	300,042
5.00%, 12/01/17		1,000	1,082,650
City of Memphis TN GO
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,432,600
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	1,000	1,081,890
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,442,587
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,588,005
5.00%, 03/01/24		1,000	1,225,180
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,176,618
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	853,133
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,085,840
5.00%, 07/01/22		6,725	8,139,536
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,200,330
Series A
5.00%, 07/01/18		400	442,152
Series D
5.00%, 07/01/16		1,500	1,541,970
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,790,460
5.00%, 08/01/21		1,000	1,195,940
5.00%, 08/01/22		3,500	4,258,975
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,324,160
5.00%, 11/01/45	(Call 11/01/25)	1,000	1,156,530

			38,318,598
TEXAS — 9.36%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,115,020
3.00%, 02/15/36	(PSF)	1,000	1,035,210
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,544,865
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,659,544
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,141,520
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,659,200
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,707,700
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	565,645
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)	500	446,574
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,565,774
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	391,810
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,668,750

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series C
5.00%, 08/15/33	(Call 08/15/24)	$2,000	$2,225,000
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,662,810
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,648,650
5.00%, 08/15/42	(Call 08/15/24)	6,500	7,073,365
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,121,410
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,243,240
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,130,780
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,731,224
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,141,210
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,114,790
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 12/31/15)	5	5,017
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,227,700
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,517,445
City of Dallas TX GOL
5.00%, 02/15/24		1,800	2,190,150
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,411,740
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,795,440
Series A
5.00%, 02/15/18	(ETM)	5	5,445
5.00%, 02/15/18		3,095	3,373,426
5.00%, 02/15/20	(ETM)	5	5,765
5.00%, 02/15/20		645	742,389
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	1,865	1,937,735
5.00%, 10/01/17	(AMBAC)	5,900	6,357,427
5.00%, 10/01/39	(Call 10/01/20)	850	969,383
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,711,560
Series A
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,728,230
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	827,528
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,633,322
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,597,876
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,688,535
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,123,140
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,806,675
5.25%, 11/15/17	(AGM)	825	896,701
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,390,637
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,168,120
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,164,150
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,130,820
Series C
5.00%, 11/15/18		750	836,423
5.00%, 05/15/20		1,725	1,997,101
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,604,170
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,543,282
Series D
5.00%, 11/15/21		890	1,059,794

Security		Principal (000s)	Value

5.00%, 11/15/33	(Call 11/15/21)	$1,000	$1,156,570
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,142,520
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,281,780
Series E
5.00%, 11/15/16		1,000	1,044,520
City of Houston TX GOL
Series A
5.00%, 03/01/18		2,100	2,291,415
5.00%, 03/01/19	(Call 03/01/18)	1,530	1,701,950
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,850,495
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,113,250
5.25%, 03/01/28	(Call 03/01/18)	3,670	4,004,153
City of San Antonio TX GOL
5.00%, 02/01/19		565	635,004
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,530	1,596,953
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,170,680
City Public Service Board of San Antonio TX RB
1.00%, 12/01/45		1,000	1,064,580
5.00%, 02/01/16		500	504,110
5.00%, 02/01/17		1,050	1,104,988
5.00%, 02/01/20		1,500	1,730,160
5.00%, 02/01/22	(Call 02/01/18)	3,000	3,257,640
5.00%, 02/01/23		2,000	2,435,200
5.00%, 02/01/32	(PR 02/01/17)	2,555	2,686,071
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,871,708
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,734,175
5.25%, 02/01/24		2,620	3,263,944
5.25%, 02/01/25		1,370	1,719,514
Series A
5.00%, 02/01/25	(PR 02/01/16)	7,225	7,282,728
Series D
5.00%, 02/01/17		1,250	1,315,462
5.00%, 02/01/18		2,250	2,451,195
5.00%, 02/01/19		600	674,340
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,066,980
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,297,780
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,561,418
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,685,937
Series B
5.00%, 10/01/25	(PR 10/01/16)	400	415,356
Series C
5.25%, 08/15/19	(AGM)	1,500	1,724,265
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,107,700
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	564,675
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,440,490
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,104,680
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	2,540	2,673,706
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	272,654

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 02/15/35	(PR 02/15/17) (PSF)	$1,155	$1,215,799
5.00%, 02/15/35	(Call 02/15/17) (PSF)	45	47,121
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,093,540
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,177,900
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(Call 12/01/18)	250	275,448
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,880,325
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,060,170
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,136,290
5.25%, 12/01/29	(AMBAC)	1,050	1,343,496
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,104,140
5.25%, 12/01/48	(Call 12/01/18)	1,170	1,288,942
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,691,415
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,087,460
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,124,600
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,176,110
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	590,795
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	521,115
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,123,010
5.00%, 11/01/45	(Call 11/01/20)	500	562,230
5.25%, 11/01/38	(Call 11/01/20)	500	567,015
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,126,440
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,114,850
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,657,545
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,191,560
Series D
5.00%, 11/01/17		1,000	1,077,690
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,137,760
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,167,500
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,194,380
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,258,840
Denton Independent School District GO Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,320,020
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,114,420
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,820,805
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,667,145

Security		Principal (000s)	Value

Series B
0.00%, 10/01/45	(Call 10/01/28)	$2,000	$1,593,060
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,589,860
Grand Prairie Independent School District GO
5.00%, 02/15/37	(PR 02/15/17) (PSF)	1,000	1,052,260
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	344,280
5.25%, 10/01/21		715	864,056
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,520	1,725,960
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,132,050
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	370,238
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	392,000
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,601,058
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	2,515	2,812,826
Houston Independent School District GOL
3.00%, 06/01/39	(PSF)	3,000	3,038,940
4.00%, 06/01/39	(PSF)	1,000	1,045,710
5.00%, 02/15/17	(PSF)	1,325	1,396,735
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,840,982
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	683,170
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	261,660
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,740,015
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,679,600
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	2,510	2,801,119
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,475,928
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,236,540
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,692,157
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,165,730
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,155,090
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	577,200
New Hope Cultural Education Facilities Corp. RB
Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,542,510
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	675,109
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	500	535,500

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	$1,050	$1,086,634
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	1,575	1,629,952
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,859,494
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	1,783,236
0.00%, 01/01/37	(AGM)	3,250	1,401,205
0.00%, 09/01/43	(Call 09/01/31)	500	461,180
5.75%, 01/01/38	(PR 01/01/18)	5,900	6,487,404
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,182,940
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	563,240
6.00%, 01/01/43	(Call 01/01/21)	250	294,943
Series A
5.00%, 01/01/20		2,120	2,421,146
5.00%, 01/01/22		1,000	1,182,400
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,184,390
5.00%, 01/01/32	(Call 01/01/25)	7,000	7,968,730
5.00%, 01/01/38	(Call 01/01/25)	1,455	1,629,585
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	9,940,846
5.50%, 09/01/36	(Call 09/01/21)	2,520	2,990,938
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,149,834
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,130,410
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	628,398
0.00%, 09/01/43	(Call 09/01/31)	2,500	603,525
5.00%, 01/01/29	(Call 01/01/25)	150	174,999
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,257,680
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,435,472
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,084,820
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,284,575
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,502,942
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	506,925
1.95%, 01/01/38		1,000	1,012,060
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,497,386
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,123,270
Series D
0.00%, 01/01/31	(AGM)	965	541,249
0.00%, 01/01/34	(AGM)	2,900	1,434,514
5.00%, 09/01/24	(Call 09/01/21)	700	825,090
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,373,974
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,493,561
Series E-3
5.75%, 01/01/38	(PR 01/01/16)	1,150	1,155,462
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	558,380
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,276,820
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	322,518
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,845,061
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	550,795
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,062,725

Security		Principal (000s)	Value

San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	$1,500	$1,578,300
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,043,620
Spring Independent School District GO
5.00%, 08/15/33	(Call 08/15/17) (PSF)	6,435	6,857,136
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,285,140
4.50%, 04/01/33	(PR 04/01/17)	725	762,417
4.50%, 04/01/33	(Call 04/01/17)	2,145	2,236,055
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,014,800
4.75%, 04/01/37	(Call 04/01/18)	1,520	1,632,875
5.00%, 10/01/16		1,800	1,870,650
5.00%, 04/01/17		5,000	5,296,150
5.00%, 10/01/19		1,000	1,144,250
5.00%, 04/01/20		2,000	2,316,260
5.00%, 04/01/21		1,000	1,183,640
5.00%, 10/01/21		2,000	2,389,100
5.00%, 04/01/22		2,000	2,405,500
5.00%, 04/01/26	(PR 04/01/18)	1,050	1,148,784
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,422,304
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,411,680
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,813,200
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,398,640
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,015,980
5.00%, 04/01/30	(PR 04/01/16)	2,850	2,895,543
5.00%, 04/01/33	(PR 04/01/17)	7,940	8,400,770
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,919,093
5.00%, 04/01/36	(Call 04/01/22)	4,500	5,169,945
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,345,621
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,391,800
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,171,960
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,086,200
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,041,770
5.00%, 10/01/21		1,200	1,433,460
5.00%, 10/01/22		2,000	2,429,960
5.00%, 10/01/23		1,000	1,226,110
5.00%, 10/01/24		1,000	1,239,100
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,039,300
5.00%, 10/01/44	(Call 10/01/24)	3,000	3,437,490
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,073,380
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,401,820
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,037,790
5.00%, 07/01/16		8,150	8,378,037
Series A
5.00%, 01/01/16		500	502,100
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,004,160
5.00%, 07/01/17	(PR 01/01/16)	5,000	5,020,800
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		500	508,095
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,780,857
5.00%, 04/01/20	(PR 04/01/16)	595	604,508
5.00%, 04/01/20		4,000	4,632,520
5.00%, 10/01/20		500	585,725
5.00%, 10/01/22		1,500	1,822,470
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,675,916
5.00%, 04/01/25	(PR 04/01/16)	900	914,382
5.00%, 10/01/26		1,000	1,262,010
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,916,724

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
4.75%, 04/01/17		$1,800	$1,900,134
5.00%, 04/01/17		800	847,160
5.00%, 04/01/21		4,225	5,000,879
5.00%, 04/01/21	(PR 04/01/16)	4,000	4,063,920
5.00%, 04/01/23	(PR 04/01/16)	5,160	5,242,457
5.00%, 04/01/23		1,080	1,317,568
5.00%, 04/01/24		1,200	1,476,168
Texas Water Development Board RB
Series A
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,214,890
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,074,360
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,484,541
5.00%, 07/15/27	(Call 07/15/17)	250	266,993
5.00%, 10/15/45	(Call 10/15/25)	2,000	2,317,360
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,213,350
Series B
5.00%, 08/15/19		1,000	1,142,600
5.00%, 08/15/26		1,500	1,893,240
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,136,940

			534,048,347
UTAH — 1.25%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		6,380	6,554,685
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,098,120
State of Utah GO
5.00%, 07/01/23		1,500	1,847,940
5.00%, 07/01/24		1,000	1,247,210
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,500,960
Series 2011A
5.00%, 07/01/24		5,000	5,965,500
Series A
4.00%, 07/01/17		1,000	1,053,750
5.00%, 07/01/16		500	513,960
5.00%, 07/01/17		7,225	7,727,209
5.00%, 07/01/20	(PR 07/01/18)	8,200	9,048,536
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,240,824
Series C
5.00%, 07/01/17		1,000	1,069,510
5.00%, 07/01/18		2,540	2,809,723
University of Utah RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,386,310
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,626,934
Series A
5.00%, 06/15/24		4,000	4,960,440
5.00%, 06/15/24	(PR 06/15/18)	1,835	2,021,565
5.00%, 06/15/25		1,000	1,255,730
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,404,629
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,652,505
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,093,173
5.00%, 06/15/38	(Call 06/15/25)	7,000	8,147,790
Series B
4.75%, 06/15/35	(PR 12/15/15) (AGM)	2,000	2,003,820

			71,230,823

Security		Principal (000s)	Value

VERMONT — 0.02%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	$1,000	$1,129,200

			1,129,200
VIRGINIA — 0.84%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,275,440
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,752,100
Series D
5.00%, 06/01/18		500	551,210
5.00%, 06/01/19		1,000	1,136,730
County of Fairfax VA GO
Series B
5.00%, 10/01/22	(SAW)	1,000	1,220,040
5.00%, 04/01/23	(SAW)	1,000	1,227,680
5.00%, 10/01/23	(SAW)	2,000	2,471,920
Series C
5.00%, 10/01/16	(SAW)	425	441,575
5.00%, 10/01/17	(SAW)	2,360	2,545,685
County of Loudoun VA GO
Series B
5.00%, 11/01/19		1,500	1,725,225
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	375	405,443
University of Virginia RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,137,790
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,099,610
Virginia College Building Authority RB
5.00%, 09/01/20		1,070	1,247,909
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,218,910
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,070,280
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	578,935
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,157,370
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,642,708
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,159,590
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,795,425
5.00%, 08/01/17		1,000	1,071,230
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,240,080
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,204,720
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,871,237
5.25%, 08/01/16		2,995	3,094,554

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series C
5.00%, 08/01/17	(SAW)	$1,345	$1,440,804
5.00%, 08/01/18	(SAW)	550	608,773
5.00%, 08/01/19	(SAW)	770	876,052
Virginia State Public School Authority RB
5.00%, 08/01/24	(SAW)	1,225	1,519,808

			47,788,833
WASHINGTON — 3.34%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,417,280
5.00%, 11/01/45	(Call 11/01/25)	2,000	2,318,600
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,513,246
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,783,115
Series S-1
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,348,440
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,392,996
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	575,530
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,147,980
5.00%, 02/01/24	(Call 02/01/20)	500	573,260
City of Tacoma WA Electric System Revenue RB Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,018,330
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	2,012,613
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,991,874
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,298,860
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,120,340
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,277,200
5.00%, 01/01/50	(Call 07/01/20)	2,000	2,229,840
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,097,640
5.13%, 01/01/41	(Call 01/01/21)	500	574,675
5.25%, 01/01/42	(Call 01/01/19)	1,000	1,106,910
Series B
5.00%, 01/01/16		2,500	2,510,400
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,502,913
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,065,960
5.00%, 07/01/22	(PR 07/01/16)	975	1,001,578
5.00%, 07/01/23		1,000	1,216,100
5.00%, 07/01/24	(PR 07/01/16)	2,370	2,434,607
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,356,580
Series A
5.00%, 07/01/17		1,850	1,975,559
5.00%, 07/01/18		3,065	3,382,994
5.00%, 07/01/19		2,365	2,684,866
5.00%, 07/01/20		1,850	2,151,550
5.00%, 07/01/21		2,000	2,371,420
5.00%, 07/01/22	(Call 07/01/21)	565	672,921
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,480,688
5.25%, 07/01/16		1,780	1,831,976
5.25%, 07/01/18		2,185	2,425,634
Series C

Security		Principal (000s)	Value

5.00%, 07/01/28	(Call 07/01/24)	$1,000	$1,199,350
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,119,190
NJB Properties RB Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,035,970
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,324,680
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,739,490
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,371,730
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,142,840
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	6,750	6,908,422
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	560,020
State of Washington GO
5.00%, 01/01/16		1,000	1,004,190
5.00%, 07/01/23		1,090	1,328,121
5.00%, 07/01/24		2,000	2,458,780
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,830,900
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,269,744
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,815,651
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,178,910
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,350,780
5.00%, 08/01/32	(Call 08/01/25)	2,500	2,963,000
5.00%, 08/01/37	(Call 08/01/25)	2,500	2,903,200
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,731,885
Series A
5.00%, 07/01/18		1,200	1,325,148
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,466,551
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,237,682
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,749,078
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,255,980
5.00%, 08/01/35	(Call 08/01/21)	500	573,535
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,391,078
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,085,190
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,085,190
5.00%, 06/01/41	(Call 06/01/21)	7,000	7,978,740
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,427,575
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,142,080
5.00%, 02/01/39	(Call 02/01/24)	900	1,023,930
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,506,225
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,666,065
Series R
5.00%, 07/01/19		1,500	1,702,875
5.00%, 07/01/20		1,800	2,093,400
Series R-2011C
5.00%, 07/01/16		400	411,168
5.00%, 07/01/17		350	373,811
Series R-2012C
5.00%, 07/01/20		1,000	1,163,000

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 07/01/24	(Call 07/01/22)	$3,750	$4,486,987
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,190,370
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,785,555
Series R-2015
5.00%, 07/01/18		1,500	1,656,435
5.00%, 07/01/19		1,500	1,702,305
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,802,415
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,579,270
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,175,390
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,802,415
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,536,730
5.00%, 07/01/33	(Call 01/01/25)	1,000	1,171,020
State of Washington RB
5.00%, 09/01/18		2,325	2,565,452
5.00%, 09/01/19		2,250	2,549,453
5.00%, 09/01/20		1,000	1,155,460
5.00%, 09/01/21		3,000	3,522,900
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,387,620
University of Washington RB Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,148,700
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,356,777

			190,334,883
WEST VIRGINIA — 0.02%
West Virginia University RB Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,141,940

			1,141,940
WISCONSIN — 0.72%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,216,150
Series 1
5.00%, 05/01/16	(AMBAC)	550	561,094
5.00%, 05/01/17		2,500	2,655,375
5.00%, 05/01/21		2,000	2,371,120
Series 2
5.00%, 11/01/20		3,000	3,520,680
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,484,497
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,192,950
Series 3
5.00%, 11/01/21		2,000	2,392,520
5.00%, 11/01/22		1,175	1,429,940
Series 4
5.00%, 05/01/26	(Call 11/01/24)	3,510	4,309,508
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,020,170
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,779,450
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,322,957
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,672,110
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,260	2,581,440

Security		Principal or Shares (000s)	Value

6.00%, 05/01/36	(Call 05/01/19) (SAP)	$4,320	$4,981,262
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,161,390
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	2,000	2,334,740
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,246,822

			41,234,175

TOTAL MUNICIPAL BONDS & NOTES (Cost: $5,424,836,509)			5,603,566,304

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		71,792	71,792,213

			71,792,213

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,792,213)			71,792,213

TOTAL INVESTMENTS IN SECURITIES — 99.47% (Cost: $5,496,628,722)			5,675,358,517
Other Assets, Less Liabilities — 0.53%			30,196,981

NET ASSETS — 100.00%			$5,705,555,498

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC-ICC — Assured Guaranty Corp.— Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

HERBIP — Higher Education Revenue Bond Intercept Program

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp.— Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

318

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.62%

NEW YORK — 97.62%
Battery Park City Authority RB
5.00%, 11/01/21		$700	$842,653
Series A
5.00%, 11/01/24	(Call 11/01/23)	855	1,050,641
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	141,790
6.38%, 07/15/43	(Call 01/15/20)	700	797,818
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	650	696,735
5.00%, 10/01/20	(PR 10/01/17)	100	107,753
5.00%, 08/01/26	(Call 08/01/25)	250	305,707
Series 1
5.00%, 08/01/23		250	303,885
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	257,915
5.00%, 08/01/21		500	593,420
5.00%, 08/01/25	(PR 08/01/16)	5	5,155
5.00%, 08/01/25	(Call 08/01/16)	395	406,921
5.00%, 08/01/26	(Call 02/01/24)	350	417,039
Series A-1
5.00%, 08/01/17		700	749,434
5.00%, 08/01/19	(Call 08/01/17)	150	160,454
5.00%, 08/01/27	(Call 08/01/21)	250	291,585
5.00%, 08/01/31	(Call 08/01/21)	200	233,434
Series B
5.00%, 08/01/16		135	139,176
5.00%, 08/01/20		100	116,643
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	217,203
Series C
5.00%, 08/01/19		680	772,562
5.00%, 08/01/21	(Call 08/01/19)	300	339,864
5.00%, 08/01/33	(Call 02/01/25)	250	290,465
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	161,418
5.00%, 10/01/20	(Call 10/01/17)	150	161,246
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,077,070
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	561,465
Series F
5.00%, 08/01/21		240	284,842
5.00%, 08/01/31	(Call 02/01/22)	250	288,348
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	405,685
5.00%, 03/01/37	(Call 03/01/23)	500	571,025
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	152,727
5.00%, 08/01/24	(PR 08/01/17)	25	26,778
5.00%, 08/01/24	(Call 08/01/17)	150	160,682
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,175,730
5.00%, 04/01/27	(Call 04/01/22)	250	293,607
Series H-1

Security		Principal (000s)	Value

5.00%, 03/01/23	(Call 03/01/19)	$490	$545,762
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,199,080
5.00%, 08/01/27	(Call 08/01/22)	250	295,520
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	178,613
Series J
3.00%, 08/01/16		450	457,906
5.00%, 08/01/17		500	535,310
5.00%, 08/01/19		250	284,030
5.00%, 08/01/21		600	712,104
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,338,150
5.00%, 08/01/32	(Call 08/01/24)	525	607,651
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	446,072
5.00%, 05/15/36	(Call 05/15/19)	905	1,007,944
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	879,822
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	579,910
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(Call 05/01/19) (SAW)	100	111,305
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	697,889
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,266,895
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	337,954
5.25%, 02/15/47	(Call 02/15/21)	500	549,010
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,141,120
Long Island Power Authority RB
Series A
5.00%, 12/01/19	(PR 06/01/16) (NPFGC-FGIC)	80	81,886
5.00%, 09/01/35	(Call 09/01/24)	250	282,678
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,093,050
5.00%, 09/01/44	(Call 09/01/24)	500	556,895
5.50%, 04/01/22	(Call 04/01/19)	500	554,765
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	712,294
5.75%, 04/01/39	(Call 04/01/19)	380	425,402
6.25%, 04/01/33	(PR 04/01/19)	250	293,722
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	283,288
5.00%, 12/01/35	(PR 06/01/16)	350	358,249
5.25%, 04/01/19		290	327,227
Series C
5.00%, 09/01/35	(PR 09/01/16)	225	232,832
Series E
5.00%, 12/01/17	(Call 12/01/16)	125	130,633
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	416,416
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	260,260
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	167,310
Series A
0.00%, 11/15/30		850	509,872
5.00%, 11/15/18		250	278,245

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 11/15/24	(Call 11/15/22)	$250	$300,832
5.00%, 11/15/31	(Call 11/15/16)	600	625,182
5.00%, 11/15/37	(Call 11/15/21)	455	519,624
5.00%, 11/15/46	(Call 11/15/21)	500	564,345
5.50%, 11/15/39	(Call 11/15/18)	700	784,322
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,630	1,836,602
5.00%, 11/15/44	(Call 11/15/23)	350	392,644
Series B
5.00%, 11/15/34	(Call 11/15/19)	650	734,675
5.00%, 11/15/44	(Call 05/15/24)	400	445,764
Series C
5.00%, 11/15/22		500	555,740
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,340,604
6.25%, 11/15/23	(Call 11/15/18)	100	115,074
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	265,535
5.00%, 11/15/19		145	165,649
5.00%, 11/15/25	(Call 11/15/22)	230	273,215
5.00%, 11/15/30	(Call 11/15/22)	890	1,038,755
5.00%, 11/15/34	(Call 11/15/20)	500	572,600
5.00%, 11/15/38	(Call 11/15/23)	250	283,080
Series D-1
5.00%, 11/01/22		250	299,480
5.00%, 11/15/39	(Call 11/15/24)	900	1,014,840
Series E
5.00%, 11/15/42	(Call 11/15/22)	400	444,064
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	291,785
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,465	1,529,943
Series SER
5.00%, 11/15/22		1,000	1,222,230
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	280,340
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	265,207
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	530,106
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	272,479
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	214,809
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	282,241
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	463,995
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	240,976
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	259,458
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	508,719
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	389,358

Security		Principal (000s)	Value

5.00%, 01/15/34	(Call 01/15/18) (SAW)	$500	$538,700
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	479,013
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	484,886
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC, SAW)	100	104,178
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	557,150
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	564,330
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16		235	245,079
5.00%, 08/01/21	(PR 08/01/16)	725	747,482
5.00%, 05/01/29	(Call 05/01/19)	150	168,474
5.00%, 08/01/29	(Call 08/01/24)	500	593,440
5.00%, 11/01/30	(Call 05/01/17)	35	36,866
5.00%, 11/01/30	(PR 05/01/17)	65	68,954
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,164,920
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,602,412
Series A
5.00%, 11/01/21		500	595,630
5.00%, 11/01/27	(Call 11/01/21)	400	472,752
5.00%, 11/01/38	(Call 11/01/23)	350	398,216
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,031,010
5.00%, 08/01/31	(Call 08/01/24)	340	399,500
5.00%, 08/01/33	(Call 08/01/24)	325	378,599
5.00%, 11/01/42	(Call 11/01/23)	400	450,900
Series B
5.00%, 11/01/19		400	456,912
5.00%, 11/01/20		525	611,100
5.00%, 11/01/21	(PR 05/01/17)	165	175,133
5.00%, 11/01/21	(Call 05/01/17)	85	90,090
Series B-1
5.00%, 11/01/28		500	606,995
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,721,715
Series C
5.00%, 11/01/27	(Call 11/01/25)	500	610,345
5.00%, 11/01/39	(Call 11/01/20)	250	285,235
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	288,710
5.00%, 02/01/25	(Call 02/01/21)	155	180,924
5.00%, 02/01/27	(Call 02/01/21)	250	290,465
5.00%, 02/01/31	(Call 02/01/21)	300	347,136
5.00%, 02/01/35	(Call 02/01/21)	500	579,900
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	135,743
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	279,753
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	763,217
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	364,039
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	548,585

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	$750	$878,947
5.00%, 06/15/31	(Call 06/15/21)	160	185,846
5.00%, 06/15/39	(Call 06/15/25)	400	461,996
5.00%, 06/15/44	(Call 12/15/21)	500	572,020
5.38%, 06/15/43	(Call 12/15/20)	125	145,385
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	370,576
5.50%, 06/15/21	(PR 06/15/18)	660	735,742
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	105,626
5.00%, 06/15/44	(Call 06/15/21)	150	170,240
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	410,120
5.00%, 06/15/31	(Call 06/15/20)	610	696,108
5.00%, 06/15/47	(Call 12/15/22)	460	513,668
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	254,953
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	203,039
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,256,277
5.00%, 06/15/47	(Call 06/15/23)	400	449,612
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,128,800
Series D
5.00%, 06/15/29	(PR 06/15/16)	265	271,768
Series DD
4.00%, 06/15/18	(Call 12/15/16)	500	518,075
4.75%, 06/15/35	(Call 06/15/17)	250	263,115
4.75%, 06/15/36	(Call 06/15/17)	330	347,157
5.00%, 06/15/35	(Call 06/15/23)	400	458,280
5.00%, 06/15/36	(Call 06/15/24)	500	576,890
5.00%, 06/15/39	(Call 06/15/24)	500	572,825
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	577,280
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	577,980
5.00%, 06/15/45	(Call 06/15/22)	950	1,054,937
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	278,805
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	303,612
5.00%, 06/15/37	(Call 06/15/25)	500	579,735
5.00%, 06/15/39	(Call 06/15/25)	500	577,495
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,869,216
5.25%, 06/15/32	(Call 06/15/19)	750	848,370
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,236
New York City Water & Sewer System RB BAB
5.00%, 06/15/18		500	551,115
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	250	285,563
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,428,051
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	850,319
5.75%, 11/15/51	(Call 11/15/21)	90	103,836
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19		1,700	1,880,222
5.00%, 04/01/20	(Call 04/01/18)	150	164,096
Series A-5/6

Security		Principal (000s)	Value

5.00%, 04/01/17		$675	$714,886
5.00%, 04/01/18		1,385	1,518,846
5.50%, 04/01/19		125	143,166
Series B
5.00%, 04/01/19	(GOI)	285	321,759
Series C
5.50%, 04/01/17	(GOI)	450	468,958
Series E
5.25%, 04/01/16	(GOI)	75	76,271
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	754,339
5.00%, 12/01/19	(SAW)	50	57,119
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	362,672
5.00%, 11/15/22	(GOI)	335	405,032
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	458,462
Series C
5.00%, 11/15/16	(NPFGC)	915	955,736
5.00%, 11/15/17		430	465,767
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	270,860
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	378,990
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/18)	750	831,430
5.50%, 07/01/18	(NPFGC-FGIC)	375	417,769
5.50%, 07/01/23	(NPFGC)	200	248,332
Series 1
5.50%, 07/01/40	(AMBAC)	400	530,844
Series A
4.00%, 05/15/17		150	157,343
5.00%, 03/15/20		300	346,530
5.00%, 05/15/20		520	602,670
5.00%, 12/15/20		150	176,480
5.00%, 03/15/22		435	522,309
5.00%, 03/15/24		500	615,090
5.00%, 12/15/24	(Call 12/15/22)	250	301,282
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,199,890
5.00%, 02/15/26	(Call 02/15/24)	355	430,938
5.00%, 03/15/28	(Call 03/15/18)	250	270,615
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,180,650
5.00%, 03/15/32	(Call 03/15/24)	340	397,460
5.00%, 03/15/35	(Call 03/15/25)	500	580,105
5.00%, 07/01/37	(Call 07/01/22)	760	864,794
5.00%, 03/15/38	(Call 03/15/23)	500	566,085
5.00%, 02/15/43	(Call 02/15/23)	500	561,610
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,154,990
5.00%, 03/15/44	(Call 03/15/24)	500	568,580
5.00%, 07/01/45	(Call 07/01/25)	100	112,123
Series B
5.00%, 03/15/20		475	548,672
5.00%, 03/15/28	(Call 03/15/19)	200	221,756
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,179,220
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,215,816
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	114,134
5.00%, 03/15/35	(Call 03/15/22)	500	572,965
5.00%, 03/15/42	(Call 03/15/22)	600	673,794
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	546,225

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 12/15/22	(PR 12/15/16)	$500	$523,355
5.00%, 03/15/25	(Call 03/15/18)	525	571,405
5.00%, 03/15/31	(Call 03/15/21)	250	290,117
5.00%, 12/15/31	(PR 12/15/16)	250	261,677
5.00%, 03/15/35	(Call 03/15/24)	500	574,490
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	337,542
5.00%, 02/15/42	(Call 02/15/22)	250	280,375
Series E
5.00%, 02/15/23		500	605,540
5.00%, 02/15/24		1,000	1,221,810
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,189,120
6.13%, 01/01/31	(Call 01/01/19)	250	287,848
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	(Call 06/15/18)	500	551,015
5.50%, 06/15/17		750	805,822
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	465,826
4.75%, 06/15/31	(Call 06/15/16)	340	347,245
5.00%, 06/15/16		1,055	1,082,493
5.00%, 06/15/17		100	106,677
5.00%, 06/15/19		500	567,545
5.00%, 06/15/20		75	87,580
5.00%, 06/15/22		350	423,192
5.00%, 06/15/23	(Call 06/15/22)	540	653,740
5.00%, 06/15/24	(Call 06/15/22)	640	771,910
5.00%, 06/15/34	(Call 06/15/19)	180	202,725
5.13%, 06/15/38	(Call 06/15/19)	120	135,445
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	546,380
5.00%, 06/15/41	(Call 06/15/21)	90	103,371
Series D
5.00%, 06/15/22		500	604,560
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	816,150
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	230,248
New York State Thruway Authority RB
5.00%, 04/01/16		250	253,973
5.00%, 01/01/31	(Call 01/01/25)	250	293,847
5.00%, 01/01/32	(Call 01/01/25)	340	397,848
Series A
5.00%, 03/15/18		170	185,599
5.00%, 05/01/19		2,125	2,386,885
5.00%, 03/15/21	(Call 09/15/20)	85	100,622
5.00%, 03/15/23	(Call 09/15/21)	250	295,537
5.00%, 03/15/26	(Call 09/15/18)	300	334,236
5.00%, 03/15/29	(Call 09/15/20)	250	289,387
Series B
5.50%, 04/01/20	(AMBAC)	260	306,735
Series C
5.25%, 03/15/19		250	282,973
Series H
4.00%, 01/01/18	(NPFGC)	100	106,478
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	434,336
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	243,338
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	337,761
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,117,550
Series K

Security		Principal (000s)	Value

5.00%, 01/01/30		$465	$549,421
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	271,355
Series A
5.00%, 03/15/17		500	527,895
5.00%, 03/15/19		250	280,960
5.00%, 03/15/31	(Call 03/15/21)	250	289,297
Series A-1
5.00%, 12/15/16		1,010	1,058,571
5.00%, 12/15/18		285	317,972
5.00%, 03/15/21		450	530,676
5.00%, 03/15/22		400	478,436
5.00%, 03/15/28	(Call 03/15/23)	520	613,886
5.00%, 03/15/43	(Call 03/15/23)	240	269,878
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	826,132
5.00%, 03/15/32	(Call 03/15/17)	250	262,480
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	276,468
5.00%, 03/15/36	(Call 03/15/19)	250	276,888
5.25%, 03/15/38	(Call 03/15/19)	120	133,211
Series C
5.00%, 12/15/15		200	200,408
5.00%, 03/15/24	(Call 03/15/23)	700	845,166
Series D
5.25%, 01/01/17		560	588,834
5.25%, 01/01/20	(Call 01/01/19)	350	393,270
5.63%, 01/01/28	(Call 01/01/19)	400	451,772
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	120,197
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	519,595
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	266,190
4.00%, 06/01/32	(Call 06/01/22)	170	180,285
4.00%, 12/15/40	(Call 06/15/24)	400	418,564
4.00%, 06/15/44	(Call 06/15/24)	250	260,470
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	522,414
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	217,262
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	140,975
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	224,060
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	314,905
5.00%, 09/01/34	(Call 09/01/24)	250	289,897
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	218,710
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	571,285
5.00%, 09/01/36	(Call 09/01/24)	400	461,496
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	225,184
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	281,268
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	285,173
Series 194
5.00%, 10/15/29	(Call 10/15/25)	500	601,970
5.00%, 10/15/34	(Call 10/15/25)	500	588,645
Series 5

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.38%, 03/01/28	(GOI)	$500	$614,215
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		750	836,377
5.00%, 10/15/19		650	746,154
5.00%, 10/15/20		500	587,775
5.00%, 10/15/24		1,000	1,249,920
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,121,140
5.00%, 10/15/30	(Call 10/15/24)	500	598,045
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,648,095
State of New York GO
Series A
5.00%, 02/15/16		150	151,524
5.00%, 02/15/34	(Call 02/15/19)	425	473,701
5.00%, 02/15/39	(Call 02/15/19)	450	501,115
Series C
3.00%, 02/01/16		100	100,486
4.50%, 02/01/17		125	130,899
5.00%, 04/15/16		1,000	1,018,220
5.00%, 04/15/17		500	531,265
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,085,600
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/32		200	111,250
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	274,823
5.00%, 11/15/22		150	180,923
5.00%, 01/01/23	(Call 01/01/22)	75	89,587
5.00%, 11/15/27	(Call 05/15/23)	500	590,160
5.00%, 11/15/32	(Call 11/15/17)	600	642,576
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	924,162
5.00%, 11/15/40	(Call 05/15/25)	250	287,793
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	517,365
Series B
0.00%, 11/15/32		700	381,206
4.00%, 11/15/16		170	175,877
5.00%, 11/15/19		235	269,862
5.00%, 11/15/20		400	470,952
5.00%, 11/15/21		400	479,076
5.00%, 11/15/22		500	608,540
5.00%, 11/15/25	(Call 11/15/22)	710	850,523
5.00%, 11/15/27	(Call 11/15/22)	415	492,974
5.50%, 01/01/30	(PR 01/01/22) (GOI)	645	794,524
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	605,770
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	717,502
Series E
5.50%, 11/15/19	(NPFGC)	150	175,146
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	500	601,040
5.00%, 12/15/37	(Call 12/15/25)	250	294,495
Series TE
5.00%, 06/15/18	(Call 06/15/16)	700	717,500
5.00%, 12/15/18	(Call 12/15/16)	500	523,745
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,493,450
5.00%, 12/15/30	(Call 12/15/23)	500	594,150
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,167,610
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,371,071

			190,071,015

TOTAL MUNICIPAL BONDS & NOTES (Cost: $182,524,519)			190,071,015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]	2,470	$2,469,858

		2,469,858

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,469,858)		2,469,858

TOTAL INVESTMENTS IN SECURITIES — 98.89% (Cost: $184,994,377)		192,540,873
Other Assets, Less Liabilities — 1.11%		2,167,286

NET ASSETS — 100.00%		$194,708,159

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

323

Schedule of Investments  (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

November 30, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.42%
U.S. Treasury Bill
0.00%, 12/24/15	$9,200	$9,199,413
0.00%, 12/31/15	9,200	9,199,003
0.00%, 01/28/16	19,380	19,377,658
U.S. Treasury Note/Bond
0.25%, 12/31/15	2,390	2,389,500
0.25%, 04/15/16	73,977	73,957,765
0.38%, 01/15/16	138,360	138,393,198
0.38%, 01/31/16	202,944	203,006,894
0.38%, 03/31/16	94,009	94,043,786
0.63%, 07/15/16	842	842,530
0.88%, 09/15/16	75,000	75,144,001
1.00%, 08/31/16	97,903	98,177,127
1.50%, 06/30/16	911,929	917,300,307
2.00%, 01/31/16	3,010	3,018,849
2.13%, 12/31/15	48,691	48,763,551
2.13%, 02/29/16	174,530	175,350,307
2.25%, 03/31/16	131,412	132,264,867
2.38%, 03/31/16	126,727	127,596,354
2.63%, 02/29/16	129,148	129,912,560
2.63%, 04/30/16	151,130	152,532,477
3.25%, 06/30/16	22,788	23,151,243
4.50%, 02/15/16	13,824	13,944,960
4.63%, 11/15/16	175,000	181,473,233
5.13%, 05/15/16	114,939	117,390,652
7.25%, 05/15/16	365,431	376,445,120

		3,122,875,355

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,124,934,345)		3,122,875,355

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	33,196	33,195,783

TOTAL MONEY MARKET FUNDS (Cost: $33,195,783)		33,195,783

TOTAL INVESTMENTS IN SECURITIES — 100.48% (Cost: $3,158,130,128)		3,156,071,138
Other Assets, Less Liabilities — (0.48)%		(14,984,864)

NET ASSETS — 100.00%		$3,141,086,274

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

324

Schedule of Investments  (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.43%

ALABAMA — 0.70%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$100	$110,755
5.00%, 09/01/19		500	568,905
5.00%, 09/01/20		500	581,635
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,143,778
Series A
5.00%, 05/01/18		1,000	1,097,740
5.00%, 05/01/19		650	734,689
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,129,570
Series B
5.00%, 01/01/20		1,000	1,148,490

			6,515,562
ALASKA — 0.03%
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	265	277,800

			277,800
ARIZONA — 1.05%
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		500	579,635
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	52,589
5.25%, 07/01/16		135	138,918
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	169,768
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		1,000	1,027,740
5.00%, 07/01/17		1,280	1,366,874
5.00%, 07/01/18		1,000	1,103,750
Series B
5.00%, 07/01/20		500	582,225
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,066,710
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		275	285,442
4.00%, 01/01/18		2,020	2,151,724
5.00%, 12/01/19		1,075	1,233,487

			9,758,862
ARKANSAS — 0.12%
State of Arkansas GO
4.00%, 06/15/20		950	1,066,451

			1,066,451

Security		Principal (000s)	Value

CALIFORNIA — 17.92%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	$2,000	$2,004,640
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,180,793
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,149,879
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	756,187
Series F
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,597,626
Series F-1
5.00%, 04/01/17		750	794,940
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,190,100
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,360,944
California State Public Works Board RB
Series F
5.00%, 05/01/20		1,000	1,155,460
Series G
5.00%, 01/01/20		1,000	1,145,910
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	300	301,242
5.25%, 01/01/16	(AMBAC)	1,195	1,200,186
Chabot-Las Positas Community College District GO Series C
0.01%, 08/01/16	(AMBAC)	195	194,282
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		1,750	1,958,180
City of Los Angeles CA GO Series B
5.00%, 09/01/18		3,000	3,337,650
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,000	1,024,030
5.00%, 06/01/19		710	807,341
East Bay Municipal Utility District Water System Revenue RB Series B
5.00%, 06/01/16		650	665,736
El Camino Community College District GO Series C
0.00%, 08/01/20		775	719,115
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	571,290
5.00%, 08/01/32	(PR 08/01/17)	1,265	1,356,169
6.00%, 08/01/33	(PR 08/01/19)	145	170,719
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	860	952,183
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17		150	161,021
Los Angeles County Metropolitan Transportation Authority RB Series A
5.00%, 07/01/17		1,350	1,444,513
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		400	411,192
5.00%, 07/01/17		1,000	1,069,020
5.00%, 07/01/19		610	694,809
Series B
5.00%, 12/01/18	(Call 11/01/18)	1,500	1,675,710
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	210	216,785
Series A

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

3.00%, 07/01/16		$1,500	$1,524,315
Series A-1
5.50%, 07/01/17	(FGIC)	480	516,989
5.50%, 07/01/18	(FGIC)	1,190	1,330,908
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	300	307,701
5.00%, 07/01/16	(AGM)	705	724,684
5.00%, 07/01/18		500	552,960
Series C
5.00%, 07/01/19		1,050	1,196,779
Series KRY
5.00%, 07/01/17		550	588,049
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		3,000	3,209,040
5.00%, 07/01/18		400	442,588
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	221,120
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,027,380
Sacramento Municipal Utility District RB Series U
5.00%, 08/15/17	(AGM)	100	107,392
San Diego Public Facilities Financing Authority Sewer Revenue RB Series B
5.00%, 05/15/16		500	511,255
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	1,000	999,770
0.01%, 01/01/17	(ETM)	380	377,697
State of California Department of Water Resources Power Supply Revenue RB
5.00%, 05/01/20	(Call 05/01/18)	600	659,472
Series H
5.00%, 05/01/17		530	563,385
5.00%, 05/01/17	(AGM)	1,345	1,429,722
Series K
5.00%, 05/01/18		3,000	3,302,340
Series L
5.00%, 05/01/17		3,240	3,444,088
5.00%, 05/01/19		3,555	4,038,267
5.00%, 05/01/20		2,460	2,874,289
Series M
4.00%, 05/01/19		300	330,714
5.00%, 05/01/16		2,875	2,932,902
5.00%, 05/01/19		350	397,579
Series N
5.00%, 05/01/18		400	440,312
5.00%, 05/01/19		200	227,188
5.00%, 05/01/20		2,530	2,956,077
State of California Department of Water Resources RB Series AJ
5.00%, 12/01/16		500	523,560
State of California GO
3.00%, 09/01/16		1,770	1,806,019
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,329,662
3.25%, 10/01/16		1,125	1,152,540
4.00%, 04/01/17		300	313,800
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,083,957
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,572,015
4.25%, 04/01/16		645	653,791
5.00%, 12/01/15		1,000	1,000,140
5.00%, 02/01/16		250	252,042
5.00%, 03/01/16		800	809,728
5.00%, 04/01/16		215	218,466
5.00%, 06/01/16	(SGI)	1,000	1,023,970
5.00%, 08/01/16		1,200	1,237,968
5.00%, 09/01/16		1,000	1,035,380
5.00%, 10/01/16		1,000	1,039,080
5.00%, 11/01/16	(AMBAC)	790	823,757

Security		Principal (000s)	Value

5.00%, 12/01/16		$250	$261,587
5.00%, 02/01/17		1,125	1,184,074
5.00%, 03/01/17		2,000	2,111,760
5.00%, 04/01/17		1,750	1,853,530
5.00%, 09/01/17		2,160	2,322,000
5.00%, 10/01/17		585	630,688
5.00%, 11/01/17		300	324,345
5.00%, 02/01/18		2,655	2,889,888
5.00%, 04/01/18		2,000	2,189,120
5.00%, 11/01/18		1,000	1,115,400
5.00%, 12/01/18		1,000	1,118,350
5.00%, 02/01/19		3,885	4,365,497
5.00%, 04/01/19		3,000	3,387,480
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	1,000	1,064,910
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,775,300
5.00%, 10/01/19		425	486,825
5.00%, 02/01/20		4,100	4,727,751
5.00%, 03/01/20		1,000	1,155,590
5.00%, 11/01/20		885	1,039,300
5.50%, 04/01/18		1,600	1,769,760
5.50%, 04/01/19		1,500	1,717,725
6.00%, 02/01/18	(AMBAC)	755	838,677
Series A
4.00%, 07/01/16		930	950,190
5.00%, 07/01/16		1,275	1,310,139
5.00%, 07/01/17		1,000	1,068,520
5.00%, 07/01/18	(ETM)	4,515	4,985,869
5.00%, 07/01/18		965	1,065,640
5.00%, 07/01/19		6,780	7,720,047
5.00%, 07/01/20	(PR 07/01/19)	7,195	8,192,587
5.25%, 07/01/21	(PR 07/01/19)	1,730	1,986,369
Series B
5.00%, 09/01/17		1,000	1,075,000
5.00%, 09/01/20		1,500	1,754,685
University of California RB
Series AF
5.00%, 05/15/18		750	826,875
Series AO
5.00%, 05/15/20		500	583,595
Series I
5.00%, 05/15/17		1,650	1,756,227

			165,983,789
COLORADO — 0.69%
E-470 Public Highway Authority RB Series B
0.01%, 09/01/16	(NPFGC)	130	129,059
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,213,867
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	520,910
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,724,212
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,047,590
Series B
5.00%, 12/15/15		740	741,510

			6,377,148
CONNECTICUT — 2.46%
Connecticut State Health & Educational Facility Authority RB
0.60%, 07/01/29		2,000	1,996,200
Series A
0.80%, 07/01/48		1,500	1,499,145

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

1.38%, 07/01/35		$1,000	$1,011,080
Series A-4
1.20%, 07/01/49		1,000	998,430
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	785,798
5.00%, 08/01/19		1,000	1,131,620
5.00%, 11/15/20		1,000	1,162,330
Series A
3.00%, 03/15/17		500	514,805
5.00%, 01/01/16		1,230	1,235,142
5.00%, 10/15/17		1,000	1,076,280
5.00%, 10/15/18		1,000	1,110,690
Series B
5.00%, 05/01/17		1,045	1,107,543
5.25%, 06/01/19	(AMBAC)	500	567,720
Series C
5.00%, 12/01/15		410	410,057
5.00%, 06/15/17		1,550	1,649,309
Series D
5.00%, 11/01/18		2,000	2,224,480
Series F
5.00%, 12/01/17	(Call 12/01/16)	2,000	2,094,040
State of Connecticut Special Tax Revenue RB Series A
5.00%, 08/01/20		1,000	1,161,210
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/16		335	337,740
5.00%, 02/01/17		360	378,547
5.00%, 02/01/18		300	326,283

			22,778,449
DELAWARE — 0.14%
State of Delaware GO Series 2009C
5.00%, 10/01/16		1,200	1,247,256

			1,247,256
DISTRICT OF COLUMBIA — 0.51%
District of Columbia GO
Series A
5.00%, 06/01/20		1,135	1,319,665
Series B
5.00%, 06/01/17	(AMBAC)	455	484,634
5.25%, 06/01/18	(AMBAC)	550	609,246
District of Columbia Water & Sewer Authority RB Series A
5.50%, 10/01/41	(PR10/01/17)	2,100	2,282,532

			4,696,077
FLORIDA — 1.83%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call01/01/18)	1,000	1,004,710
Florida's Turnpike Enterprise RB Series B
5.00%, 07/01/16		1,000	1,027,920
State Board of Administration Finance Corp. RB Series A
5.00%, 07/01/16		4,115	4,226,187
State of Florida GO
Series A
5.00%, 06/01/16		1,000	1,024,090
5.00%, 06/01/17		915	975,015
5.00%, 06/01/19		1,300	1,476,943
Series D
5.00%, 06/01/17		1,000	1,065,590

Security		Principal (000s)	Value

5.00%, 06/01/18		$2,000	$2,205,180
State of Florida Lottery Revenue RB
Series C
5.00%, 07/01/16		1,035	1,063,711
5.00%, 07/01/18		545	600,955
Series E
5.00%, 07/01/17		1,000	1,067,540
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,037,960
Series B
5.00%, 10/01/19	(ETM)	80	91,508
5.00%, 10/01/19		70	79,928

			16,947,237
GEORGIA — 4.40%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,490,465
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,141,620
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR11/01/19)	1,515	1,797,487
6.25%, 11/01/34	(PR 11/01/19)	2,000	2,392,040
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	235,423
5.00%, 06/01/18	(Call 06/01/16) (NPFGC)	2,000	2,047,100
Series A
5.00%, 06/01/16		500	511,710
5.00%, 06/01/17		3,150	3,349,741
5.00%, 03/01/20	(GTD)	1,000	1,158,970
Gwinnett County School District GO
4.50%, 10/01/17		1,150	1,230,661
Series A
4.00%, 10/01/16		1,385	1,427,450
Municipal Electric Authority of Georgia RB
Series B
5.00%, 01/01/16		100	100,418
5.00%, 01/01/20		2,860	3,272,383
Series D
5.75%, 01/01/19	(Call 07/01/18)	1,000	1,120,330
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,030,100
State of Georgia GO
5.00%, 07/01/19		500	569,705
5.00%, 08/01/20	(PR 08/01/17)	350	374,983
Series A-1
5.00%, 02/01/16		2,000	2,016,380
5.00%, 02/01/19		2,000	2,251,360
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	252,705
Series E
5.00%, 08/01/16		305	314,617
5.00%, 08/01/19	(PR 08/01/17)	770	824,963
5.00%, 08/01/21	(PR 08/01/17)	625	669,613
Series E-2
4.00%, 09/01/16		5,100	5,241,627
Series I
5.00%, 07/01/18		2,375	2,625,277
5.00%, 07/01/20		2,000	2,338,640

			40,785,768

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

HAWAII — 1.04%
State of Hawaii GO
Series DT
5.00%, 11/01/17		$300	$324,186
Series DY
5.00%, 02/01/18		250	272,127
Series DZ
5.00%, 12/01/16	(ETM)	15	15,684
5.00%, 12/01/16		3,935	4,118,174
5.00%, 12/01/19	(ETM)	15	17,252
5.00%, 12/01/19		1,125	1,290,859
Series EA
5.00%, 12/01/16		250	261,638
5.00%, 12/01/18		2,000	2,235,220
Series EF
5.00%, 11/01/17		1,000	1,080,620

			9,615,760
ILLINOIS — 4.84%
Chicago O'Hare International Airport RB
5.00%, 01/01/20		500	569,100
5.00%, 01/01/21		500	578,475
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,000	1,003,860
Series B
5.00%, 01/01/17		270	282,660
5.00%, 01/01/18		1,200	1,296,768
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	575,234
5.25%, 01/01/18	(NPFGC)	500	542,890
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,141,540
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,054,280
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,135,700
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,158,455
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,117,370
Series B
5.00%, 12/01/17		1,800	1,944,702
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18		500	475,705
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,912,698
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,149,709
State of Illinois GO
4.00%, 02/01/18		500	517,995
4.00%, 07/01/18		620	645,036
5.00%, 05/01/16		1,000	1,017,390
5.00%, 08/01/16		1,500	1,540,830
5.00%, 01/01/17		1,000	1,039,540
5.00%, 01/01/17	(AGM)	1,000	1,040,210
5.00%, 01/01/18		1,630	1,720,139
5.00%, 08/01/18		1,690	1,802,959
5.00%, 01/01/19		500	536,125
5.00%, 01/01/19	(AGM)	600	652,098
State of Illinois RB
4.00%, 06/15/16		1,855	1,891,543
5.00%, 06/15/16		500	512,555
5.00%, 06/15/17		630	669,703
5.00%, 06/15/18		480	525,384
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 12/15/15		1,545	1,548,183

Security		Principal (000s)	Value

5.00%, 06/15/16		$1,000	$1,025,650
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,569,090
5.00%, 12/15/17	(Call 12/15/16)	500	522,950
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,127,790

			44,844,316
INDIANA — 0.44%
Indiana Finance Authority RB
Series A
4.00%, 02/01/16		265	266,725
5.00%, 02/01/16		775	781,247
5.00%, 02/01/17		1,000	1,052,610
Series C
3.00%, 10/01/16		1,000	1,020,320
Indianapolis Local Public Improvement Bond Bank RB Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	913,707

			4,034,609
IOWA — 0.07%
Iowa Finance Authority RB
5.00%, 08/01/20		560	654,422

			654,422
KANSAS — 0.17%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,180	1,221,725
5.50%, 03/01/19	(AGM)	305	349,066

			1,570,791
KENTUCKY — 0.17%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	798,161
Kentucky State Property & Building Commission RB
5.25%, 10/01/16	(AGM)	510	530,579
5.25%, 02/01/18		240	261,360

			1,590,100
LOUISIANA — 0.39%
East Baton Rouge Sewerage Commission RB Series A
5.25%, 02/01/34	(PR 02/01/19)	400	451,668
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	436,864
5.00%, 06/01/20		325	370,734
Series B
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	1,200	1,228,224
State of Louisiana GO Series A
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,152,960

			3,640,450
MARYLAND — 3.89%
County of Montgomery MD GO Series A
5.00%, 11/01/18		1,650	1,843,116

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Maryland State Transportation Authority RB
5.00%, 03/01/17		$1,000	$1,056,230
5.25%, 03/01/16		240	243,060
5.25%, 03/01/17		310	328,398
5.25%, 03/01/18		1,380	1,515,199
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,019,900
5.00%, 05/01/17		750	796,612
State of Maryland GO
5.00%, 08/01/19		2,000	2,283,460
5.00%, 03/01/20		3,110	3,605,796
First Series
5.00%, 03/15/17		390	412,624
5.00%, 03/15/22	(PR 03/15/17)	810	855,579
First Series A
5.25%, 03/01/16		250	253,203
Second Series
5.00%, 08/01/16		1,125	1,160,471
5.00%, 07/15/17		1,500	1,605,825
5.00%, 08/01/17		2,000	2,144,540
5.00%, 07/15/18		1,000	1,106,520
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,459,332
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,412,954
Second Series C
5.00%, 11/01/16		1,135	1,183,430
Second Series E
5.00%, 08/01/16		1,000	1,031,530
Series A
5.00%, 03/01/19		1,300	1,466,621
5.00%, 03/01/20		1,000	1,159,420
Series B
5.00%, 08/01/18		2,000	2,216,240
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,337,596
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,935,246
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,602,958

			36,035,860
MASSACHUSETTS — 5.72%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/16	(AGM)	1,000	1,051,260
5.50%, 12/01/17	(AGM)	1,720	1,880,476
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,547,865
5.00%, 04/01/18		1,500	1,642,395
5.00%, 04/01/19		1,000	1,129,510
Series B
5.00%, 08/01/16		720	742,975
5.00%, 08/01/17		1,000	1,070,620
5.00%, 08/01/18		1,000	1,107,140
5.00%, 08/01/19		1,000	1,139,660
5.25%, 08/01/16		500	516,790
5.25%, 08/01/20		750	884,340
Series C
5.00%, 05/01/16		1,025	1,045,715
5.00%, 08/01/19		2,000	2,279,320
5.00%, 08/01/20		500	583,915
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,440,580
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,287,062
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,119,363
5.00%, 08/01/22	(PR 08/01/16)	715	737,394
5.50%, 11/01/16		500	523,675
5.50%, 10/01/17		800	868,920
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	521,050

Security		Principal (000s)	Value

5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	$265	$276,156
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16		250	256,638
Massachusetts Bay Transportation Authority RB
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,625,844
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,104,020
5.50%, 07/01/16		2,015	2,077,284
5.50%, 07/01/18		1,700	1,901,756
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,076,420
Series A
5.25%, 08/01/16		250	258,300
5.25%, 08/01/19		250	287,775
Massachusetts Department of Transportation RB
Series B
5.00%, 01/01/17		720	755,287
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/17		500	536,535
5.00%, 08/15/18		1,500	1,663,545
5.00%, 08/15/19		1,000	1,140,450
5.00%, 08/15/20		1,000	1,168,150
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,055,010
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,062,360
Series B
5.00%, 08/01/19		2,235	2,550,604
Series J
5.25%, 08/01/16	(AGM)	1,000	1,033,450

			52,949,609
MICHIGAN — 1.32%
Michigan Finance Authority RB
5.00%, 07/01/18		500	543,025
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,219,577
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,135,250
Series A
5.00%, 07/01/16		1,175	1,207,877
5.00%, 01/01/17		1,000	1,049,240
5.00%, 07/01/17		1,250	1,335,862
5.00%, 07/01/18		1,000	1,105,650
5.00%, 07/01/19		2,070	2,353,093
Michigan State Building Authority RB
5.00%, 04/15/20		1,000	1,150,650
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		1,000	1,115,540

			12,215,764
MINNESOTA — 1.53%
Minnesota Public Facilities Authority RB
Series B
5.00%, 03/01/18		710	776,279
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	850	894,344
State of Minnesota GO
5.00%, 08/01/16		775	799,436
5.00%, 08/01/17		3,235	3,467,661
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,604,205
Series A
5.00%, 10/01/16	(ETM)	10	10,381
5.00%, 10/01/16		990	1,028,610

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series D
5.00%, 08/01/18		$500	$553,920
5.00%, 08/01/19		1,500	1,712,025
Series F
5.00%, 10/01/18		1,000	1,113,790
5.00%, 10/01/20		995	1,168,140
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,055,320

			14,184,111
MISSISSIPPI — 0.23%
State of Mississippi GO
Series A
5.50%, 12/01/15		1,000	1,000,150
Series C
5.00%, 10/01/19		1,000	1,144,250

			2,144,400
MISSOURI — 1.61%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		900	918,081
5.00%, 05/01/17		690	733,394
5.00%, 02/01/18		250	272,560
5.00%, 02/01/19		300	337,704
5.00%, 02/01/20	(Call 02/01/17)	1,400	1,471,918
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,821,914
5.25%, 05/01/21	(PR 05/01/17)	755	803,773
5.25%, 05/01/22	(PR 05/01/17)	350	372,610
Series A
5.00%, 05/01/21	(PR 05/01/16)	1,000	1,019,600
Series B
5.00%, 05/01/20		1,325	1,543,175
5.00%, 05/01/24	(PR 05/01/16)	2,000	2,039,200
5.00%, 05/01/25		1,500	1,529,400

			14,863,329
NEBRASKA — 0.17%
Omaha Public Power District RB
Series A
5.00%, 02/01/16		1,000	1,008,180
Series B
5.00%, 02/01/20		500	576,060

			1,584,240
NEVADA — 1.24%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,019,810
Series C
5.00%, 06/15/18	(PR 12/15/15) (AGM)	1,000	1,002,010
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	561,125
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,104,221
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	3,025,660
Series D
5.00%, 07/01/16		90	92,432
State of Nevada RB
5.00%, 06/01/16		1,500	1,535,985

Security		Principal (000s)	Value

5.00%, 12/01/17		$2,000	$2,166,960

			11,508,203
NEW JERSEY — 4.48%
Garden State Preservation Trust RB
Series C
5.13%, 11/01/16	(AGM)	1,250	1,302,637
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		750	786,112
New Jersey Economic Development Authority RB
5.00%, 06/15/16		500	509,555
5.00%, 12/15/16	(ETM)	620	649,159
5.00%, 12/15/16		380	394,771
5.00%, 06/15/17		1,000	1,044,280
5.00%, 12/15/17	(ETM)	1,010	1,095,668
5.00%, 12/15/17		40	42,062
5.00%, 06/15/18		250	266,247
5.00%, 09/01/18		2,220	2,433,440
5.00%, 06/15/19		750	804,135
5.00%, 06/15/20		250	270,285
5.00%, 09/01/20		1,000	1,145,219
5.50%, 06/15/16	(ETM)	200	205,626
Series A
5.00%, 05/01/17		425	444,240
Series EE
5.00%, 09/01/17		1,500	1,609,590
Series GG
5.00%, 09/01/17	(SAP)	795	853,083
Series NN
5.00%, 03/01/19		1,500	1,686,255
Series PP
5.00%, 06/15/19		2,500	2,680,450
Series W
5.00%, 03/01/16		1,670	1,690,107
5.00%, 03/01/17		520	545,892
New Jersey Educational Facilities Authority RB
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	675	691,186
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,063,030
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,474,812
Series C
6.50%, 01/01/16		590	593,151
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	515,095
5.00%, 09/15/18		500	540,495
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	794,520
5.25%, 12/15/19		1,000	1,087,720
5.50%, 12/15/15	(AMBAC)	800	801,552
5.50%, 12/15/16	(AGM)	500	523,105
Series B
5.00%, 06/15/20		2,100	2,270,394
5.25%, 12/15/15	(AMBAC)	1,010	1,011,858
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	551,166
5.50%, 12/15/16	(NPFGC)	1,450	1,516,540
5.50%, 12/15/17	(NPFGC)	500	537,875
Series C
5.50%, 12/15/15	(AGM)	400	400,828
5.50%, 12/15/16	(AGM)	375	392,329
5.50%, 12/15/17	(AGM)	1,505	1,620,569

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		$1,150	$1,312,368
State of New Jersey GO
Series H
5.25%, 07/01/16		500	513,610
5.25%, 07/01/19		405	453,758
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,384,240

			41,509,014
NEW MEXICO — 0.30%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,500	2,759,500

			2,759,500
NEW YORK — 14.42%
City of New York NY GO
5.00%, 08/01/18		2,250	2,484,562
5.00%, 08/01/20		1,000	1,166,430
Series 1
5.00%, 08/01/20		1,000	1,166,430
Series A
5.00%, 08/01/19		3,650	4,146,838
Series A-1
5.00%, 08/15/16		795	820,973
5.00%, 08/01/17		400	428,248
Series B
5.00%, 08/01/18		2,465	2,721,976
5.00%, 08/01/19		1,000	1,136,120
5.00%, 08/01/20		475	554,054
Series C
5.00%, 08/01/16		940	969,074
5.00%, 08/01/17		1,150	1,231,213
5.25%, 08/01/16		350	361,410
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	2,000	2,152,240
Series E
5.00%, 08/01/19	(Call 08/01/17)	1,085	1,160,614
Series F
5.00%, 08/01/17		600	642,372
Series G
5.00%, 08/01/18		1,390	1,534,907
5.00%, 08/01/18	(Call 02/01/16) (NPFGC)	1,495	1,507,139
5.00%, 08/01/19		500	568,060
Series I
5.00%, 08/01/16		1,200	1,237,116
5.00%, 08/01/17		520	556,722
5.00%, 08/01/18		1,400	1,545,950
Series I-1
5.00%, 08/01/16		1,000	1,030,930
5.00%, 02/01/17		365	383,666
5.00%, 08/01/17		1,150	1,231,213
Series J
3.00%, 08/01/16		400	407,028
5.00%, 08/01/16		2,500	2,577,325
5.00%, 08/01/19		1,200	1,363,344
Long Island Power Authority RB
Series B
5.25%, 04/01/19		250	282,093
Series E
5.00%, 12/01/17	(Call 12/01/16)	1,000	1,043,410
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	557,700
Series A
5.75%, 07/01/16	(SAP)	200	206,378
5.75%, 01/01/18	(SAP)	385	423,246
5.75%, 07/01/18	(AGM-CR)	30	33,629

Security		Principal (000s)	Value

Series C
5.00%, 11/15/19		$1,000	$1,142,410
Series D
5.00%, 11/15/16		3,400	3,548,104
5.00%, 11/15/17		1,625	1,756,105
5.00%, 11/15/18		605	674,103
Series F
5.00%, 11/15/19		1,100	1,256,651
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/16	(ETM)	220	221,769
5.00%, 02/01/16		1,680	1,693,776
5.00%, 11/01/16	(ETM)	70	72,934
5.00%, 11/01/16		500	521,445
5.00%, 11/01/17	(ETM)	90	97,232
5.00%, 11/01/17		685	740,643
Series A
5.00%, 11/01/16		680	709,165
Series A-2
5.00%, 11/01/17	(Call 12/07/15)	605	605,563
Series B
4.50%, 11/01/19		330	369,989
Series C
3.00%, 11/01/16		1,175	1,203,846
5.00%, 11/01/19		1,500	1,713,420
5.00%, 11/01/20		1,000	1,171,580
Series E
5.00%, 11/01/17		2,145	2,319,238
5.00%, 11/01/18		2,515	2,801,106
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	733,936
Series DD
4.00%, 06/15/18	(Call 12/15/16)	1,000	1,036,150
Series EE
5.00%, 06/15/16		410	420,471
5.00%, 06/15/17		200	213,298
Series GG
5.00%, 06/15/20		500	582,180
New York Local Government Assistance Corp. RB
Series A-5/6
5.00%, 04/01/18		435	477,038
5.50%, 04/01/19		400	458,132
New York Municipal Bond Bank Agency RB
Series A
4.00%, 12/01/15	(SAW)	660	660,073
New York State Dormitory Authority RB
5.00%, 07/01/16		865	889,099
5.00%, 07/01/17		500	533,030
5.00%, 03/15/18		2,500	2,733,000
Series 2014
5.00%, 02/15/19		5,000	5,606,700
5.00%, 02/15/20		2,000	2,305,180
Series A
4.00%, 05/15/17		350	367,133
4.00%, 05/15/18		1,000	1,074,840
5.00%, 03/15/16		555	562,753
5.00%, 02/15/17		1,000	1,052,420
5.00%, 05/15/17		250	265,863
5.00%, 07/01/17		170	181,230
5.00%, 02/15/18		700	762,244
5.00%, 02/15/19		1,000	1,121,340
5.00%, 03/15/19		250	281,480
5.50%, 05/15/17		275	294,195
Series C
5.00%, 03/15/19	(Call 03/15/18)	1,000	1,096,520

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series D
5.00%, 06/15/16		$1,040	$1,066,666
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		515	553,331
Series A
5.00%, 06/15/17		600	640,062
5.00%, 06/15/19		2,000	2,270,180
Series C
5.00%, 10/15/35	(PR 10/15/16)	2,250	2,340,945
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/16		1,395	1,417,167
5.00%, 04/01/18		1,710	1,872,330
New York State Thruway Authority RB
5.00%, 04/01/17		720	761,746
Series A
5.00%, 03/15/16		1,330	1,348,580
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,138,092
5.00%, 05/01/19		9,185	10,316,959
Series B
5.50%, 04/01/20	(AMBAC)	3,240	3,822,390
Series H
5.00%, 01/01/17	(NPFGC)	605	633,635
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	811,125
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	434,168
5.00%, 03/15/20		2,000	2,310,200
Series A
5.00%, 03/15/16		2,025	2,053,289
5.00%, 03/15/17		455	480,384
5.00%, 01/01/18	(AGM)	1,125	1,222,065
5.00%, 03/15/18		1,850	2,019,756
Series A-1
5.00%, 12/15/16		1,085	1,137,178
Series A-2
5.00%, 01/01/20		1,500	1,722,090
Series B
5.00%, 01/01/17		245	256,954
Series D
5.25%, 01/01/17		200	210,298
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	754,313
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,023,300
5.00%, 10/15/17		500	540,080
5.00%, 10/15/19		1,200	1,377,516
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	439,716
Series B
5.00%, 11/15/16		1,000	1,044,130
5.00%, 11/15/18		810	905,159
5.00%, 11/15/19		285	327,280
5.00%, 11/15/20		120	141,286
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/15/16)	1,400	1,435,000
5.00%, 12/15/18	(Call 12/15/16)	750	785,617

			133,572,781
NORTH CAROLINA — 3.13%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,169,320
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		570	602,199
5.00%, 03/01/18		500	546,675

Security		Principal (000s)	Value

County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	$800	$838,784
5.00%, 03/01/16		350	354,260
5.00%, 03/01/19		1,235	1,393,710
Series C
5.00%, 03/01/20		550	637,928
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/16		350	351,456
5.00%, 01/01/21		1,200	1,409,412
5.25%, 01/01/19	(PR 01/01/18) (AGM)	1,000	1,089,260
Series B
5.00%, 01/01/21	(ETM)	305	358,226
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19		2,680	2,910,306
5.00%, 01/01/18		1,000	1,083,230
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		1,000	1,123,270
Series A
5.00%, 03/01/16		1,745	1,766,237
5.00%, 09/01/16		285	295,055
5.00%, 03/01/17		1,445	1,526,628
Series B
5.00%, 04/01/16		1,585	1,610,550
5.00%, 06/01/18		240	264,581
5.00%, 06/01/19		1,450	1,648,258
Series C
5.00%, 05/01/18		2,285	2,512,198
5.00%, 05/01/19		1,105	1,253,092
Series E
5.00%, 05/01/18		1,400	1,539,202
State of North Carolina RB
5.00%, 03/01/17		1,000	1,054,410
5.00%, 03/01/18		1,545	1,683,293

			29,021,540
OHIO — 0.24%
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,037,280
State of Ohio RB Series B
5.00%, 12/15/19		1,000	1,144,700

			2,181,980
OKLAHOMA — 0.30%
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/18		100	110,105
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		1,175	1,232,328
5.00%, 01/01/18		1,290	1,400,450

			2,742,883
OREGON — 0.72%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		1,000	1,165,560
Series A
5.00%, 06/15/18		1,000	1,104,020
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,353,338

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

Series A
5.00%, 11/15/33	(PR 05/15/19)	$1,775	$2,008,501
Tri-County Metropolitan Transportation District RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,060,810

			6,692,229
PENNSYLVANIA — 3.81%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	458,192
Series C
5.00%, 08/01/17	(AGM)	450	481,572
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,143,380
First Series
4.00%, 09/01/16		750	770,782
5.00%, 07/01/18		400	439,340
5.00%, 11/15/18		900	998,964
5.00%, 07/01/20		1,225	1,409,338
Second Series
5.00%, 03/01/16		700	708,498
5.00%, 03/01/17		1,000	1,054,280
5.00%, 10/15/17		1,000	1,077,230
5.00%, 01/01/18	(PR 01/01/16)	500	502,080
5.00%, 01/01/19	(PR 01/01/16)	210	210,874
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,381,945
5.00%, 07/01/19		3,000	3,379,800
5.00%, 01/01/21	(PR 01/01/16)	615	617,558
Series A
5.00%, 02/15/16		1,000	1,010,020
5.00%, 07/15/16		2,000	2,059,020
5.00%, 05/01/18		2,700	2,952,315
Third Series
5.00%, 07/15/17		225	240,305
5.38%, 07/01/16	(NPFGC)	720	741,550
5.38%, 07/01/17		355	380,720
5.38%, 07/01/17	(AGM-CR)	500	536,310
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,267,683
Series A
4.00%, 01/01/17		1,420	1,474,230
5.00%, 07/01/16		585	601,333
5.00%, 01/01/18		780	847,298
5.00%, 07/01/18		1,600	1,767,744
5.00%, 07/01/19		2,000	2,273,520
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	512,845
5.00%, 06/15/17		2,310	2,462,298
Pennsylvania Turnpike Commission RB Series B
5.00%, 12/01/17		1,400	1,513,708

			35,274,732
RHODE ISLAND — 0.15%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16		1,320	1,351,812

			1,351,812
SOUTH CAROLINA — 1.13%
Charleston Educational Excellence Finance Corp. RB
5.25%, 12/01/25	(PR 12/01/15)	3,500	3,500,490
Greenville County School District RB
5.50%, 12/01/17		2,000	2,183,500
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	1,050	1,100,526

Security		Principal (000s)	Value

Series E
5.00%, 01/01/16		$925	$928,848
5.00%, 01/01/17		285	298,714
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/18		350	388,472
State of South Carolina GO
Series A
5.00%, 06/01/17		1,400	1,492,372
5.00%, 06/01/18		555	611,843

			10,504,765
TENNESSEE — 1.43%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		1,030	1,030,144
5.00%, 12/01/16		2,265	2,369,031
5.00%, 12/01/17		1,365	1,477,817
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	432,756
County of Shelby TN GO Series A
5.00%, 04/01/20		1,500	1,735,815
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	542,920
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,384,446
5.00%, 01/01/25	(PR 01/01/18)	320	347,469
Series A
5.00%, 07/01/18		1,500	1,658,070
Series D
5.00%, 07/01/16		750	770,985
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,055,690
5.00%, 08/01/20		375	439,343

			13,244,486
TEXAS — 7.68%
Alvin Independent School District/TX GO Series B
3.00%, 02/15/36	(PSF)	1,450	1,501,054
Central Texas Regional Mobility Authority RB Series B
5.00%, 01/01/45	(Call 07/01/20)	500	565,645
Central Texas Turnpike System RB Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,651,289
City of Corpus Christi TX Utility System Revenue RB Series B
2.00%, 07/15/45	(Call 01/15/17)	500	505,815
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,445
5.00%, 02/15/18		985	1,073,611
5.00%, 02/15/20		1,295	1,490,532
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	623,400
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		950	1,059,468
5.00%, 05/15/20		1,000	1,157,740
Series E
5.00%, 11/15/16		500	522,260
City of Houston TX GOL
Series A
5.00%, 03/01/17		1,250	1,318,825
5.00%, 03/01/18		2,305	2,515,101
5.00%, 03/01/19		635	713,416
5.00%, 03/01/20	(Call 03/01/19)	350	394,814

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

City Public Service Board of San Antonio TX RB
1.00%, 12/01/45		$1,000	$1,064,580
5.00%, 02/01/16		1,000	1,008,220
5.00%, 02/01/18	(PR 02/01/17)	685	720,141
5.00%, 02/01/18	(Call 02/01/17)	790	830,377
5.00%, 02/01/19		1,000	1,123,900
5.00%, 02/01/20		1,475	1,701,324
Series A
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,234,788
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,385,986
Series D
5.00%, 02/01/17		300	315,711
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	2,000	2,066,980
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	1,000	1,149,510
Cypress-Fairbanks Independent School District GO Series B-3
4.00%, 02/15/40	(PSF)	500	546,770
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,124,600
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,158,734
Dallas/Fort Worth International Airport RB Series A
5.00%, 11/01/16		285	297,036
Houston Independent School District GOL
4.00%, 06/01/39	(PSF)	2,000	2,091,420
5.00%, 02/15/17	(PSF)	2,000	2,108,280
5.00%, 02/15/19	(PSF)	1,000	1,125,130
North Texas Tollway Authority RB
5.75%, 01/01/33	(PR 01/01/18)	505	555,278
5.75%, 01/01/38	(PR 01/01/18)	655	720,212
Series A
5.00%, 01/01/20		1,000	1,142,050
Series C
1.95%, 01/01/38		1,000	1,012,060
State of Texas GO
5.00%, 10/01/19		1,400	1,601,950
Series A
5.00%, 10/01/19		1,000	1,144,250
Series B
5.00%, 10/01/17		800	862,328
Texas Public Finance Authority RB
5.00%, 01/01/17		1,370	1,437,459
Series A
5.00%, 01/01/16		680	682,856
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,245,158
5.00%, 07/01/17	(PR 01/01/16)	880	883,661
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,021,150
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,003,140
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		2,000	2,170,840
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,107,418
5.00%, 04/01/20	(PR 04/01/17)	1,000	1,057,360
5.00%, 10/01/20		1,000	1,171,450
Series A
4.50%, 04/01/16		785	796,390
4.75%, 04/01/17		1,350	1,425,100
5.00%, 04/01/17		250	264,738
5.00%, 04/01/18	(PR 04/01/16)	500	507,990
5.00%, 04/01/19		2,000	2,258,320

Security		Principal (000s)	Value

University of Texas System (The) RB
Series B
5.00%, 08/15/18		$1,675	$1,857,977
5.00%, 08/15/19		525	599,865
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,421,675

			71,102,577
UTAH — 2.00%
Intermountain Power Agency RB Series A
5.00%, 07/01/18		2,250	2,479,185
State of Utah GO
Series 2011A
5.00%, 07/01/24		1,000	1,193,100
Series A
5.00%, 07/01/16		1,250	1,284,900
5.00%, 07/01/17		1,645	1,759,344
5.00%, 07/01/18		1,000	1,106,190
5.00%, 07/01/20	(PR 07/01/18)	3,630	4,005,632
Series C
5.00%, 07/01/17		200	213,902
5.00%, 07/01/18		1,800	1,991,142
Utah Transit Authority RB
Series A
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,465,221
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,203,340
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	455,819
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	350,669

			18,508,444
VIRGINIA — 1.37%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		1,905	2,100,110
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	603,812
Series C
5.00%, 10/01/17	(SAW)	1,500	1,618,020
Virginia Public Building Authority RB Series C
5.00%, 08/01/17		2,910	3,117,279
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,500	2,800,100
5.25%, 08/01/16		1,000	1,033,240
Series C
5.00%, 08/01/17	(SAW)	250	267,808
5.00%, 08/01/18	(SAW)	1,000	1,106,860

			12,647,229
WASHINGTON — 3.57%
Central Puget Sound Regional Transit Authority RB Series A
5.00%, 11/01/34	(PR 11/01/17)	500	540,445
City of Seattle WA Municipal Light & Power Revenue RB Series B
5.00%, 02/01/17		2,000	2,104,020
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	217,038
Series B
5.00%, 01/01/16		1,000	1,004,160
Energy Northwest RB
Series A
5.00%, 07/01/17		1,500	1,601,805

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2015

Security		Principal (000s)	Value

5.00%, 07/01/18		$2,010	$2,218,537
5.00%, 07/01/19		735	834,409
5.25%, 07/01/16		900	926,280
5.25%, 07/01/16	(NPFGC)	190	195,548
5.25%, 07/01/18		1,100	1,221,143
Series B
7.13%, 07/01/16	(NPFGC)	500	519,875
Series C
5.00%, 07/01/16		735	755,389
5.00%, 07/01/17		1,000	1,067,870
5.25%, 07/01/16	(NPFGC)	125	128,650
State of Washington GO
5.00%, 01/01/16		1,810	1,817,584
5.00%, 09/01/16		640	661,453
5.00%, 07/01/19		2,500	2,838,125
5.00%, 02/01/20		1,000	1,151,670
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,883,681
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,025	2,162,761
5.00%, 07/01/31	(PR 07/01/18)	350	385,934
Series R-2010A
5.00%, 01/01/17		150	157,319
Series R-2011C
5.00%, 07/01/16		1,000	1,027,920
5.00%, 07/01/17		650	694,219
5.00%, 07/01/18		1,100	1,214,719
Series R-2013C
5.00%, 07/01/18		2,000	2,208,580
Series S-5
0.00%, 01/01/17		375	372,004
State of Washington RB
5.00%, 09/01/17		1,000	1,070,210
5.00%, 09/01/18		500	551,710
5.00%, 09/01/19		500	566,545

			33,099,603
WISCONSIN — 1.02%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	100	102,017
5.00%, 05/01/17	(AMBAC)	1,000	1,062,150
5.00%, 05/01/19	(AMBAC)	2,000	2,263,460
5.00%, 05/01/20		1,000	1,160,440
Series A
5.00%, 05/01/16		1,670	1,703,684
State of Wisconsin RB Series 1
5.00%, 07/01/16		250	256,980
Wisconsin Department of Transportation RB
Series I
5.00%, 07/01/18		1,310	1,448,401
5.00%, 07/01/19		290	330,209
5.00%, 07/01/20		960	1,120,675

			9,448,016

TOTAL MUNICIPAL BONDS & NOTES (Cost: $908,963,926)			911,531,954

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	8,737	$8,736,871

		8,736,871

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,736,871)		8,736,871

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $917,700,797)		920,268,825
Other Assets, Less Liabilities — 0.63%		5,791,119

NET ASSETS — 100.00%		$926,059,944

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

335

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
10+ Year Credit Bond
1-3 Year Credit Bond
1-3 Year Treasury Bond
3-7 Year Treasury Bond
7-10 Year Treasury Bond
10-20 Year Treasury Bond
20+ Year Treasury Bond
Agency Bond
California AMT-Free Muni Bond
Core 10+ Year USD Bond
Core U.S. Aggregate Bond
Core U.S. Credit Bond
Government/Credit Bond iBoxx $ High Yield Corporate Bond iBoxx $ Investment Grade Corporate Bond
Intermediate Credit Bond
Intermediate Government/Credit Bond
MBS
National AMT-Free Muni Bond
New York AMT-Free Muni Bond
Short Treasury Bond
Short-Term National AMT-Free Muni Bond

336

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

337

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of November 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its repective schedule of investments.

338

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
10+ Year Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$651,308,804	$—	$651,308,804
Foreign Government Obligations	—	58,861,431	—	58,861,431
Municipal Debt Obligations	—	68,456,421	—	68,456,421
Money Market Funds	64,173,147	—	—	64,173,147

Total	$64,173,147	$778,626,656	$—	$842,799,803

1-3 Year Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$8,916,756,183	$—	$8,916,756,183
Foreign Government Obligations	—	1,769,636,060	—	1,769,636,060
U.S. Government Obligations	—	19,996,600	—	19,996,600
Money Market Funds	699,085,356	—	—	699,085,356

Total	$699,085,356	$10,706,388,843	$—	$11,405,474,199

1-3 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$11,218,568,524	$—	$11,218,568,524
Money Market Funds	263,114,934	—	—	263,114,934

Total	$263,114,934	$11,218,568,524	$—	$11,481,683,458

3-7 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$5,073,408,153	$—	$5,073,408,153
Money Market Funds	1,306,890,533	—	—	1,306,890,533

Total	$1,306,890,533	$5,073,408,153	$—	$6,380,298,686

7-10 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$8,268,998,059	$—	$8,268,998,059
Money Market Funds	724,785,494	—	—	724,785,494

Total	$724,785,494	$8,268,998,059	$—	$8,993,783,553

10-20 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$482,378,942	$—	$482,378,942
Money Market Funds	222,055,581	—	—	222,055,581

Total	$222,055,581	$482,378,942	$—	$704,434,523

20+ Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$5,974,240,270	$—	$5,974,240,270
Money Market Funds	2,105,372,355	—	—	2,105,372,355

Total	$2,105,372,355	$5,974,240,270	$—	$8,079,612,625

339

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Agency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$18,924,044	$—	$18,924,044
U.S. Government & Agency Obligations	—	464,838,462	—	464,838,462
Money Market Funds	41,167,879	—	—	41,167,879

Total	$41,167,879	$483,762,506	$—	$524,930,385

California AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$436,370,284	$—	$436,370,284
Money Market Funds	5,408,353	—	—	5,408,353

Total	$5,408,353	$436,370,284	$—	$441,778,637

Core 10+ Year USD Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$70,622,416	$—	$70,622,416
Foreign Government Obligations	—	10,472,994	—	10,472,994
Municipal Debt Obligations	—	6,854,698	—	6,854,698
U.S. Government & Agency Obligations	—	46,506,140	—	46,506,140
Money Market Funds	29,832,808	—	—	29,832,808

Total	$29,832,808	$134,456,248	$—	$164,289,056

Core U.S. Aggregate Bond
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$411,896,665	$—	$411,896,665
Corporate Bonds & Notes	—	7,558,582,982	—	7,558,582,982
Foreign Government Obligations	—	1,002,482,196	—	1,002,482,196
Municipal Debt Obligations	—	233,896,022	—	233,896,022
U.S. Government & Agency Obligations	—	20,692,462,801	—	20,692,462,801
Money Market Funds	8,663,443,792	—	—	8,663,443,792

Total	$8,663,443,792	$29,899,320,666	$—	$38,562,764,458

Core U.S. Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$695,085,110	$—	$695,085,110
Foreign Government Obligations	—	96,311,260	—	96,311,260
Municipal Debt Obligations	—	25,505,654	—	25,505,654
Money Market Funds	101,076,942	—	—	101,076,942

Total	$101,076,942	$816,902,024	$—	$917,978,966

Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$101,584,323	$—	$101,584,323
Foreign Government Obligations	—	13,698,532	—	13,698,532
Municipal Debt Obligations	—	3,944,848	—	3,944,848
U.S. Government & Agency Obligations	—	157,579,263	—	157,579,263
Money Market Funds	104,652,054	—	—	104,652,054

Total	$104,652,054	$276,806,966	$—	$381,459,020

340

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Investments:
Assets:
Bank Loan Obligations	$—	$3,854,826	$—	$3,854,826
Corporate Bonds & Notes	—	14,948,312,811	—	14,948,312,811
Common Stocks	36,929	—	—	36,929
Money Market Funds	3,451,276,870	—	—	3,451,276,870

Total	$3,451,313,799	$14,952,167,637	$—	$18,403,481,436

iBoxx $ Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$24,147,727,466	$—	$24,147,727,466
Money Market Funds	2,562,348,607	—	—	2,562,348,607

Total	$2,562,348,607	$24,147,727,466	$—	$26,710,076,073

Intermediate Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$5,160,607,360	$—	$5,160,607,360
Foreign Government Obligations	—	785,333,470	—	785,333,470
Municipal Debt Obligations	—	16,235,987	—	16,235,987
Money Market Funds	789,964,723	—	—	789,964,723

Total	$789,964,723	$5,962,176,817	$—	$6,752,141,540

Intermediate Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$623,638,525	$—	$623,638,525
Foreign Government Obligations	—	103,107,612	—	103,107,612
Municipal Debt Obligations	—	2,556,390	—	2,556,390
U.S. Government & Agency Obligations	—	1,180,229,974	—	1,180,229,974
Money Market Funds	693,452,977	—	—	693,452,977

Total	$693,452,977	$1,909,532,501	$—	$2,602,985,478

MBS
Investments:
Assets:
U.S. Government Agency Obligations	$—	$7,501,169,238	$—	$7,501,169,238
Money Market Funds	2,416,245,140	—	—	2,416,245,140

Total	$2,416,245,140	$7,501,169,238	$—	$9,917,414,378

National AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$5,603,566,304	$—	$5,603,566,304
Money Market Funds	71,792,213	—	—	71,792,213

Total	$71,792,213	$5,603,566,304	$—	$5,675,358,517

New York AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$190,071,015	$—	$190,071,015
Money Market Funds	2,469,858	—	—	2,469,858

Total	$2,469,858	$190,071,015	$—	$192,540,873

341

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Short Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$3,122,875,355	$—	$3,122,875,355
Money Market Funds	33,195,783	—	—	33,195,783

Total	$33,195,783	$3,122,875,355	$—	$3,156,071,138

Short-Term National AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$911,531,954	$—	$911,531,954
Money Market Funds	8,736,871	—	—	8,736,871

Total	$8,736,871	$911,531,954	$—	$920,268,825

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S Agregate Bond ETF and the iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, each Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Securities pledged as collateral by the Funds, if any, are noted in each Fund’s schedule of investments.

342

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of November 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$892,300,758	$2,659,507	$(52,160,462)	$(49,500,955)
1-3 Year Credit Bond	11,449,237,622	3,097,203	(46,860,626)	(43,763,423)
1-3 Year Treasury Bond	11,517,334,222	—	(35,650,764)	(35,650,764)
3-7 Year Treasury Bond	6,400,940,649	1,272,923	(21,914,886)	(20,641,963)
7-10 Year Treasury Bond	9,071,826,521	133,150	(78,176,118)	(78,042,968)
10-20 Year Treasury Bond	713,103,295	68,036	(8,736,808)	(8,668,772)
20+ Year Treasury Bond	8,432,402,713	204,452	(352,994,540)	(352,790,088)
Agency Bond	523,304,475	2,395,189	(769,279)	1,625,910
California AMT-Free Muni Bond	421,661,749	20,302,016	(185,128)	20,116,888
Core 10+ Year USD Bond	173,516,123	338,388	(9,565,455)	(9,227,067)
Core U.S. Aggregate Bond	38,383,543,653	381,270,534	(202,049,729)	179,220,805
Core U.S. Credit Bond	930,756,310	12,432,659	(25,210,003)	(12,777,344)
Government/Credit Bond	384,506,355	618,253	(3,665,588)	(3,047,335)
iBoxx $ High Yield Corporate Bond	19,801,883,470	29,605,918	(1,428,007,952)	(1,398,402,034)
iBoxx $ Investment Grade Corporate Bond	27,095,908,603	170,866,974	(556,699,504)	(385,832,530)
Intermediate Credit Bond	6,779,349,780	37,633,030	(64,841,270)	(27,208,240)
Intermediate Government/Credit Bond	2,601,210,970	12,083,335	(10,308,827)	1,774,508
MBS	9,872,990,808	58,412,324	(13,988,754)	44,423,570
National AMT-Free Muni Bond	5,496,859,577	188,262,248	(9,763,308)	178,498,940
New York AMT-Free Muni Bond	185,031,011	7,623,238	(113,376)	7,509,862
Short Treasury Bond	3,158,136,660	7,350	(2,072,872)	(2,065,522)
Short-Term National AMT-Free Muni Bond	917,700,797	3,153,869	(585,841)	2,568,028
LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

343

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended November 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
10+ Year Credit Bond
PNC Bank N.A.
4.20%, 11/01/25	$—	$600	$(600)	$—	$—	$2,845	$6,566

1-3 Year Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$16,040	$—	$—	$16,040	$15,992,053	$128,301	$—
1.15%, 11/01/16	16,500	—	(16,500)	—	—	107,993	(38,531)

344

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1.30%, 10/03/16	$16,000	$—	$(16,000)	$—	$—	$90,961	$(574)
1.50%, 02/23/18	—	5,000	—	5,000	4,977,415	9,944	—
1.60%, 06/01/18	—	15,000	—	15,000	14,924,384	64,690	—
1.80%, 11/05/18	—	10,000	—	10,000	9,963,914	13,763	—
1.85%, 07/20/18	—	10,000	—	10,000	10,005,650	43,476	—
PNC Funding Corp.
2.70%, 09/19/16	6,021	—	(6,021)	—	—	30,561	(19,145)

					$55,863,416	$489,689	$(58,250)

Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$3,025	$—	$—	$3,025	$3,015,958	$27,576	$—
1.15%, 11/01/16	300	—	(300)	—	—	2,192	(121)
1.50%, 10/18/17	—	1,000	—	1,000	998,771	536	—
1.80%, 11/05/18	—	10,000	—	10,000	9,963,914	7,344	—
2.20%, 01/28/19	—	1,500	—	1,500	1,508,665	1,400	—
2.70% 11/01/22	—	2,500	—	2,500	2,432,168	38,021	—
3.80%, 07/25/23	5,750	—	—	5,750	5,925,771	169,058	—
4.20% 11/01/25	500	—	—	500	531,084	—	—
6.00%, 12/07/17	500	1,250	—	1,750	1,882,759	13,756	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	—	5,500	5,610,136	—	—
PNC Funding Corp.
4.38%, 08/11/20	2,750	12	—	2,762	2,995,655	60,992	—
5.25%, 11/15/15	7,185	—	(7,185)	—	—	143,711	77,524
6.70%, 06/10/19	998	165	—	1,163	1,331,677	47,600	—

					$36,196,558	$512,186	$77,403

Core U.S. Credit Bond
PNC Bank N.A.
2.25%, 07/02/19	$1,900	$—	$(300)	$1,600	$1,601,321	$26,783	$(400)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	357,009	9,998	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	320,806	7,262	—
4.38%, 08/11/20	250	—	—	250	271,149	5,600	—
5.13%, 02/08/20	395	—	—	395	434,709	9,556	—

					$2,984,994	$59,199	$(400)

Government/Credit Bond
PNC Bank N.A.
1.50%, 02/23/18	$—	$250	$—	$250	$248,871	$538	$—
3.25%, 06/01/25	—	250	—	250	249,610	1,200	—

345

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$300	$—	$(300)	$—	$—	$1,012	$(256)
3.30%, 03/08/22	150	—	(150)	—	—	2,973	(2,082)
4.38%, 08/11/20	—	50	—	50	54,230	107	—

					$552,711	$5,830	$(2,338)

iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$17,525	$—	$—	$17,525	$17,632,088	$263,349	$—
2.25%, 07/02/19	5,250	2,500	—	7,750	7,777,568	91,572	—
2.40%, 10/18/19	2,250	5,500	—	7,750	7,783,880	83,135	—
2.60%, 07/21/20	—	11,000	—	11,000	11,093,730	84,146	—
2.70%, 11/01/22	25,550	17,287	(20,750)	22,087	21,442,121	490,945	150,610
2.95%, 01/30/23	5,800	500	—	6,300	6,154,580	130,608	—
2.95%, 02/23/25	—	15,300	—	15,300	14,978,438	159,186	—
3.80%, 07/25/23	19,928	1,225	(5,500)	15,653	16,192,720	489,301	166,759
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	10,470	2,000	—	12,470	12,752,788	313,462	—
PNC Funding Corp.
3.30%, 03/08/22	8,069	—	—	8,069	8,293,526	177,011	—
4.38%, 08/11/20	3,773	6,451	—	10,224	11,076,756	169,244	—
5.13%, 02/08/20	3,965	—	—	3,965	4,391,512	91,616	—

					$139,569,707	$2,543,575	$317,369

Intermediate Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$1,000	$—	$1,000	$997,011	$1,563	$—
1.50%, 02/23/18	—	1,000	—	1,000	995,483	1,713	—
2.20%, 01/28/19	—	500	—	500	502,888	684	—
2.25%, 07/02/19	—	500	—	500	500,413	1,093	—
2.30%, 06/01/20	—	4,250	—	4,250	4,222,034	27,121	—
2.70%,11/01/22	—	1,500	—	1,500	1,459,301	11,100	—
2.95%, 01/30/23	3,000	—	—	3,000	2,944,842	67,970	—
3.80%, 07/25/23	1,500	—	—	1,500	1,545,853	43,120	—
4.88%, 09/21/17	340	—	—	340	357,015	7,675	—
5.25%, 01/15/17	290	—	—	290	301,435	6,766	—
6.00%, 12/07/17	2,250	2,500	—	4,750	5,110,347	55,980	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,400	—	—	3,400	3,365,092	72,779	—
3.90%. 04/29/24	1,000	—	—	1,000	1,020,025	29,055	—
PNC Funding Corp.
2.70%, 09/19/16	1,693	—	(1,693)	—	—	23,097	17,606
3.30%, 03/08/22	1,862	—	—	1,862	1,914,557	47,151	—
4.38%, 08/11/20	6,642	—	(1,650)	4,992	5,414,305	136,766	9,409
5.13%, 02/08/20	1,391	—	—	1,391	1,530,836	35,689	—
5.63%, 02/01/17	1,750	—	—	1,750	1,828,212	64,405	—

					$25,332,519	$633,727	$27,015

346

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	$750	$—	$(750)	$—	$—	$4,740	$1,091
1.50%, 02/23/18	1,000	500	—	1,500	1,493,224	11,424	—
2.30%, 06/01/20	—	500	—	500	496,710	3,509	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	500	—	—	500	510,012	14,102	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	411,290	8,361	—
4.38%, 08/11/20	300	50	—	350	379,609	6,745	—
5.63%, 02/01/17	—	50	—	50	52,235	364	—

					$3,343,080	$49,245	$1,091

347

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 29, 2016